UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Item 1. Reports to Stockholders.

TIAA-CREF Funds	September 30, 2020

TIAA-CREF

Real Estate Securities Fund

The semiannual report contains the financial statements (unaudited).

	Institutional	Advisor	Premier	Retirement	Retail
Fund name	Class	Class	Class	Class	Class
Real Estate Securities Fund	TIREX	TIRHX	TRRPX	TRRSX	TCREX

Semiannual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This semiannual report contains information about the Real Estate Securities Fund and describes the Fund’s results for the six months ended September 30, 2020. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The Fund performance section compares the Fund’s investment returns with those of its benchmark index.
•	The portfolio of investments lists the industries and types of securities in which the Fund had investments as of September 30, 2020.
•	The financial statements provide detailed information about the operations and financial condition of the Fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Real Estate Securities Fund ■ 2020 Semiannual Report	3

Letter to investors

Real estate investment trusts (REITs) recorded strong results for the six months ended September 30, 2020, despite continued economic turbulence resulting from the COVID-19 pandemic. The economy contracted during the second calendar quarter of 2020 as efforts to contain the virus led to widespread business disruptions and restrictions on travel. The unemployment rate soared in April, though it declined in each subsequent month during the period. The Federal Reserve maintained the federal funds target rate at 0.00%–0.25%, and policymakers said the key short-term interest-rate measure would remain unchanged until the labor market showed further improvement and inflation rose above 2.0%.

•	REITs, as measured by the FTSE Nareit All Equity REITs Index, gained 14.6% for the six months. Please see page 8 for the benchmark definition.
•	Nearly all of the index’s 16 property sectors and subsectors advanced, with timber REITs posting the largest gain. Single-family homes and freestanding retail also advanced. However, office REITs posted a decline.
•	The TIAA-CREF Real Estate Securities Fund (Institutional Class) posted strong gains and outperformed its benchmark, mostly due to favorable security selection.

REITs outperformed U.S. bonds, trailed equities

REITs are a unique asset class because they share some of the characteristics of both stocks and bonds. Similar to bonds, REIT prices can be sensitive to interest-rate fluctuations, and during the period, REITs benefited from aggressive action by the Fed in March to push short-term interest rates near zero. Similar to equities, REITs invest in individual companies, so their performance is also tied to the overall health of the U.S. economy. Equities were bolstered during the period by a general recovery in the stock market, following dramatic declines seen earlier in the year.

For the six-month period, the FTSE Nareit All Equity REITs Index surpassed the 3.5% gain of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. REITs also outpaced other sectors of the fixed-income market, such as high-yield bonds, which posted a higher return for the period. However, REITs trailed the 33.3% gain of the broad U.S. stock market, as represented by the Russell 3000® Index.

4	2020 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Brad Finkle

Diversification and more in uncertain times

REITs have the potential to offer your portfolio several benefits, which may be particularly useful in the uncertain environment in which we currently find ourselves. They can add diversification, a well-established technique that spreads your investments among a variety of asset classes—not just stocks or bonds—to help limit the risk of being exposed to just one particular type of investment. Furthermore, REITs invest in a broad array of real estate property sectors, each with their own unique characteristics and supply/demand dynamics, which adds even more diversification. In addition, REITs are required by law to distribute at least 90% of their taxable income to investors in the form of dividends. As such, they generate current income, which is a valuable feature when rates decline or when markets are struggling. REITs also offer the potential for capital appreciation, which appeals to many investors in a growing economy or when markets are rising.

We cannot predict how interest rates will move in the future or which direction the financial markets will take next. However, we believe that a professionally managed mutual fund of REIT securities can play an integral role in a long-term financial plan, particularly when they are part of a broader portfolio containing stocks, bonds and other asset classes. Of course, diversification cannot guarantee against market losses.

As always, you can visit TIAA.org for more information on asset class performance. If you have any questions about your investment in the TIAA-CREF Real Estate Securities Fund, we encourage you to contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We would be happy to assist you.

/s/ Brad Finkle
Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Real Estate Securities Fund ■ 2020 Semiannual Report	5

Information for investors

Portfolio holdings

The complete portfolio of investments for the Real Estate Securities Fund begins on page 12 of this report. You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of March 31 or September 30; Form N-PORT filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.

Call 202-551-8090 for more information.

Proxy voting

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.

6	2020 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2020–September 30, 2020).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’ actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Real Estate Securities Fund ■ 2020 Semiannual Report	7

Important information about expenses

Expense example

Six months ended September 30, 2020

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Real Estate Securities Fund	(4/1/20)	(9/30/20)	(4/1/20–9/30/20)
Actual return
Institutional Class	$1,000.00	$1,163.54	$2.55
Advisor Class	1,000.00	1,162.77	3.25
Premier Class	1,000.00	1,163.24	3.36
Retirement Class	1,000.00	1,162.37	3.90
Retail Class	1,000.00	1,162.55	4.17
5% annual hypothetical return
Institutional Class	1,000.00	1,022.71	2.38
Advisor Class	1,000.00	1,022.06	3.04
Premier Class	1,000.00	1,021.96	3.14
Retirement Class	1,000.00	1,021.46	3.65
Retail Class	1,000.00	1,021.21	3.90

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.47% for the Institutional Class, 0.60% for the Advisor Class, 0.62% for the Premier Class, 0.72% for the Retirement Class and 0.77% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

About the Fund’s benchmark

The FTSE Nareit All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Fund’s latest prospectus.

FTSE International Limited (“FTSE”) © FTSE 2020. FTSE® is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. Nareit® is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

8	2020 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Performance for the six months ended September 30, 2020

The Real Estate Securities Fund returned 16.35% for the Institutional Class, compared with the 14.59% return of its benchmark, the FTSE Nareit All Equity REITs Index. For the one-year period ended September 30, 2020, the Fund returned –5.93%, versus –12.15% for the index. The performance table shows returns for all share classes of the Fund.

Jolted by COVID-19, economy showed signs of improvement later in the period

The U.S. economy contracted sharply during the period, absorbing the impact of global measures to limit the spread of COVID-19. Real gross domestic product decreased by an annualized rate of 31.4% in the second quarter of 2020. As containment efforts restricted business and travel, the unemployment rate spiked to 14.7% in April 2020. However, the rate steadily declined through the rest of the period, falling to 7.9% by September. The Federal Reserve left historically low interest rates in place during the period, maintaining the federal funds target rate at 0.00%–0.25%. In September, policymakers indicated they will keep the key short-term interest-rate measure at this level as long as the unemployment rate remains elevated and inflation stays below 2.0%.

For the period, the FTSE Nareit All Equity REITs Index trailed the 33.26% return of the broad U.S. stock market, as measured by the Russell 3000® Index, but it surpassed the 3.53% return of the broad U.S. investment-grade fixed-rate bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index.

Most sectors posted gains

Among the benchmark’s 16 property sectors and subsectors, nearly all were positive for the period. The largest gains were seen in the timber REITs (up 54.6%), single-family homes (up 27.4%) and freestanding retail (up 26.1%) sectors. The worst performer was the office sector (down 3.0%).

Fund advanced and surpassed its benchmark

For the six-month period, the Fund posted strong gains and outperformed its benchmark, mostly due to astute security selection. An out-of-benchmark allocation to technology service provider Megaport and an overweight position in residential leasing company Invitation Homes contributed most to the Fund’s relative performance, as both produced double-digit gains. Not owning residential REIT UDR was also beneficial.

These positive effects were partly offset by underweight positions in paper and forest products company Weyerhaeuser, which posted strong results during the period, Hudson Pacific Properties, an office property REIT, and Simon Property Group, a retail REIT.

TIAA-CREF Real Estate Securities Fund ■ 2020 Semiannual Report	9

Real Estate Securities Fund

Performance as of September 30, 2020

Real Estate Securities Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	16.35%	–5.93%	8.10%		10.07%		0.50%	0.50%
Advisor Class	12/4/15	16.28	–6.05	7.99	†	10.01	†	0.62	0.62
Premier Class	9/30/09	16.32	–6.03	7.94		9.90		0.65	0.65
Retirement Class	10/1/02	16.24	–6.10	7.84		9.79		0.75	0.75
Retail Class	10/1/02	16.25	–6.17	7.78		9.73		0.79	0.79
FTSE Nareit All Equity REITs Index	—	14.59	–12.15	6.61		9.20		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

10	2020 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Portfolio composition

Sector	% of net assets as of 9/30/2020
Specialized REITs	35.8
Residential REITs	17.9
Industrial REITs	15.0
Health care REITs	7.7
Retail REITs	6.6
Office REITs	5.2
Internet services & infrastructure	2.6
Hotel & resort REITs	1.7
Asset management & custody banks	1.3
Other diversified financial services	1.0
Casinos & gaming	0.9
Diversified REITs	0.9
Hotels, resorts & cruise lines	0.6
Short-term investments, other assets & liabilities, net	2.8
Total	100.0

Fund profile

as of 9/30/2020
Net assets	$2.69 billion
Portfolio turnover rate*	11%
Number of holdings	74
Weighted median market capitalization	$19.33 billion
Price/earnings ratio (weighted
12-month trailing average)†	48.2

*	The portfolio turnover rate covers the six-month period from April 1, 2020–September 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 9/30/2020
More than $50 billion	28.0
More than $15 billion–$50 billion	28.9
More than $2 billion–$15 billion	41.8
$2 billion or less	1.3
Total	100.0

TIAA-CREF Real Estate Securities Fund ■ 2020 Semiannual Report	11

Portfolio of investments (unaudited)

Real Estate Securities Fund  ■  September 30, 2020

Shares	Company	Value
COMMON STOCKS—97.2%
ASSET MANAGEMENT & CUSTODY BANKS—1.3%
450,000	iShares Dow Jones US Real Estate Index Fund	$35,928,000
	TOTAL ASSET MANAGEMENT & CUSTODY BANKS	35,928,000
CASINOS & GAMING—0.9%
170,000	Las Vegas Sands Corp	7,932,200
500,000	MGM Resorts International	10,875,000
85,000	Wynn Resorts Ltd	6,103,850
	TOTAL CASINOS & GAMING	24,911,050
DIVERSIFIED REITS—0.9%
110,000	Essential Properties Realty Trust, Inc	2,015,200
500,000	STORE Capital Corp	13,715,000
135,000	WP Carey, Inc	8,796,600
	TOTAL DIVERSIFIED REITS	24,526,800
HEALTH CARE REITS—7.7%
325,000	Healthcare Trust of America, Inc	8,450,000
1,800,000	Healthpeak Properties Inc	48,870,000
500,000	Medical Properties Trust, Inc	8,815,000
575,000	Omega Healthcare Investors, Inc	17,215,500
850,000	Sabra Healthcare REIT, Inc	11,717,250
1,100,000	Ventas, Inc	46,156,000
1,200,000	Welltower, Inc	66,108,000
	TOTAL HEALTH CARE REITS	207,331,750
HOTEL & RESORT REITS—1.7%
1,350,000	Host Hotels and Resorts, Inc	14,566,500
575,000	MGM Growth Properties LLC	16,088,500
1,300,000	Park Hotels & Resorts, Inc	12,987,000
200,000	Pebblebrook Hotel Trust	2,506,000
	TOTAL HOTEL & RESORT REITS	46,148,000
HOTELS, RESORTS & CRUISE LINES—0.6%
100,000	Hilton Worldwide Holdings, Inc	8,532,000
70,000	Marriott International, Inc (Class A)	6,480,600
	TOTAL HOTELS, RESORTS & CRUISE LINES	15,012,600
INDUSTRIAL REITS—15.0%
820,000	Americold Realty Trust	29,315,000
800,000	Duke Realty Corp	29,520,000
175,000	EastGroup Properties, Inc	22,632,750
1,950,000	Prologis, Inc	196,209,000
1,950,000	Rexford Industrial Realty, Inc	89,232,000
700,000	Terreno Realty Corp	38,332,000
	TOTAL INDUSTRIAL REITS	405,240,750

12	2020 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Portfolio of investments (unaudited)	continued

Real Estate Securities Fund ■ September 30, 2020

Shares		Company	Value
INTERNET SERVICES & INFRASTRUCTURE—2.6%
425,000	*	GDS Holdings Ltd (ADR)	$34,777,750
1,900,000	*	Megaport Ltd	22,037,397
1,600,000	*	NEXTDC Ltd	14,198,573
		TOTAL INTERNET SERVICES & INFRASTRUCTURE	71,013,720
OFFICE REITS—5.2%
415,000		Alexandria Real Estate Equities, Inc	66,400,000
355,000		Boston Properties, Inc	28,506,500
200,000		Highwoods Properties, Inc	6,714,000
240,000		Kilroy Realty Corp	12,470,400
300,000		SL Green Realty Corp	13,911,000
325,000		Vornado Realty Trust	10,955,750
		TOTAL OFFICE REITS	138,957,650
OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
350,000		Vanguard REIT ETF	27,636,000
		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	27,636,000
RESIDENTIAL REITS—17.9%
1,550,000		American Homes 4 Rent	44,144,000
265,000		AvalonBay Communities, Inc	39,575,100
230,000		Camden Property Trust	20,465,400
1,450,000		Equity Lifestyle Properties, Inc	88,885,000
820,000		Equity Residential	42,090,600
85,000		Essex Property Trust, Inc	17,067,150
2,825,000		Invitation Homes, Inc	79,071,750
430,000		Mid-America Apartment Communities, Inc	49,858,500
715,000		Sun Communities, Inc	100,536,150
		TOTAL RESIDENTIAL REITS	481,693,650
RETAIL REITS—6.6%
425,000		Agree Realty Corp	27,047,000
400,000		Brixmor Property Group, Inc	4,676,000
425,000		Kimco Realty Corp	4,785,500
300,000		Macerich Co	2,037,000
750,000		Realty Income Corp	45,562,500
825,000		Regency Centers Corp	31,366,500
730,000		Simon Property Group, Inc	47,216,400
800,000		SITE Centers Corp	5,760,000
150,000		Spirit Realty Capital, Inc	5,062,500
100,000		Taubman Centers, Inc	3,329,000
		TOTAL RETAIL REITS	176,842,400

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2020 Semiannual Report	13

Portfolio of investments (unaudited)	concluded

Real Estate Securities Fund ■ September 30, 2020

Shares		Company			Value
SPECIALIZED REITS—35.8%
1,000,000		American Tower Corp			$241,730,000
730,000		Crown Castle International Corp			121,545,000
250,000		CyrusOne, Inc			17,507,500
545,000		Digital Realty Trust, Inc			79,984,200
228,000		Equinix, Inc			173,309,640
290,000		Extra Space Storage, Inc			31,027,100
1,012,489		Gaming and Leisure Properties, Inc			37,391,219
130,000		Lamar Advertising Co			8,602,100
280,000		Outfront Media, Inc			4,074,000
270,000		Public Storage, Inc			60,134,400
135,000		QTS Realty Trust, Inc			8,507,700
265,000		SBA Communications Corp			84,397,200
425,000		Uniti Group, Inc			4,477,375
1,775,000		VICI Properties, Inc			41,481,750
1,750,000		Weyerhaeuser Co			49,910,000
		TOTAL SPECIALIZED REITS			964,079,184

		TOTAL COMMON STOCKS (Cost $1,897,519,357)			2,619,321,554

Principal		Issuer	Rate	Maturity date
SHORT-TERM INVESTMENTS—2.5%
GOVERNMENT AGENCY DEBT—0.9%
$14,651,000		Federal Home Loan Bank (FHLB)	0.075–0.105%	10/23/20	14,650,463
10,000,000		FHLB	0.075	11/03/20	9,999,358
		TOTAL GOVERNMENT AGENCY DEBT			24,649,821
REPURCHASE AGREEMENT—0.5%
13,545,000	r	Fixed Income Clearing Corp (FICC)	0.070	10/1/20	13,545,000
		TOTAL REPURCHASE AGREEMENT			13,545,000
TREASURY DEBT—1.1%
28,685,000		United States Treasury Bill	0.081	10/06/20	28,684,731
		TOTAL TREASURY DEBT			28,684,731

		TOTAL SHORT-TERM INVESTMENTS (Cost $66,879,239)			66,879,552

		TOTAL INVESTMENTS—99.7% (Cost $1,964,398,596)			2,686,201,106
		OTHER ASSETS & LIABILITIES, NET—0.3%			8,529,196
		NET ASSETS—100.0%			$2,694,730,302

Abbreviation(s):

ADR	American Repository Receipts
ETF	Exchange Traded Funds
REIT	Real Estate Investment Trust

* Non-income producing
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $13,545,000 on 10/01/20, collateralized by U.S. Treasury Notes valued at $13,815,915.

14	2020 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of assets and liabilities (unaudited)

Real Estate Securities Fund  ■  September 30, 2020

ASSETS
Portfolio investments, at value†	$2,686,201,106
Cash	503,563
Receivable from Fund shares sold	2,115,225
Dividends and interest receivable	7,833,794
Due from affiliates	55,721
Other	288,593
Total assets	2,696,998,002
LIABILITIES
Management fees payable	1,054,653
Service agreement fee payable	105,324
Distribution fee payable	68,639
Due to affiliates	22,276
Payable for Fund shares redeemed	681,259
Payable for trustee compensation	187,252
Accrued expenses and other payables	148,297
Total liabilities	2,267,700
NET ASSETS	$2,694,730,302
NET ASSETS CONSIST OF:
Paid-in-capital	$2,093,268,541
Total distributable earnings (loss)	601,461,761
Net Assets	$2,694,730,302
INSTITUTIONAL CLASS:
Net assets	$1,844,084,941
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	112,552,616
Net asset value per share	$16.38
ADVISOR CLASS:
Net Assets	$49,489,571
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,018,924
Net asset value per share	$16.39
PREMIER CLASS:
Net assets	$43,434,316
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,648,401
Net asset value per share	$16.40
RETIREMENT CLASS:
Net assets	$452,121,538
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	26,378,624
Net asset value per share	$17.14
RETAIL CLASS:
Net assets	$305,599,936
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	18,808,358
Net asset value per share	$16.25
† Portfolio investments, cost	$1,964,398,596

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2020 Semiannual Report	15

Statement of operations (unaudited)

Real Estate Securities Fund  ■  For the period ended September 30, 2020

INVESTMENT INCOME
Dividends	$29,606,399
Payment from affiliate	196,368
Interest	30,712
Total income	29,833,479
EXPENSES
Management fees	6,003,430
Shareholder servicing — Institutional Class	3,731
Shareholder servicing — Advisor Class	22,685
Shareholder servicing — Premier Class	116
Shareholder servicing — Retirement Class	555,868
Shareholder servicing — Retail Class	70,235
Distribution fees — Premier Class	33,041
Distribution fees — Retail Class	368,908
Administrative service fees	31,970
Trustee fees and expenses	18,091
Other expenses	170,861
Total expenses	7,278,936
Less: Fee waiver by investment adviser and Nuveen Securities	(268,972)
Net expenses	7,009,964
Net investment income (loss)	22,823,515
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(41,836,979)
Foreign currency transactions	10,961
Net realized gain (loss) on total investments	(41,826,018)
Net change in unrealized appreciation (depreciation) on total investments	377,181,919
Net realized and unrealized gain (loss) on total investments	335,355,901
Net increase (decrease) in net assets from operations	$358,179,416

16	2020 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statements of changes in net assets

Real Estate Securities Fund  ■  For the period or year ended

		September 30, 2020	March 31, 2020
		(unaudited)
OPERATIONS
Net investment income (loss)		$22,823,515	$49,063,106
Net realized gain (loss) on total investments		(41,826,018)	17,076,313
Net change in unrealized appreciation (depreciation) on total investments		377,181,919	(317,323,031)
Net increase (decrease) in net assets from operations		358,179,416	(251,183,612)
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(16,748,691)	(112,689,391)
	Advisor Class	(347,510)	(1,424,454)
	Premier Class	(365,357)	(3,714,969)
	Retirement Class	(3,492,425)	(28,450,093)
	Retail Class	(2,402,504)	(19,101,670)
Total distributions		(23,356,487)	(165,380,577)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	323,893,246	463,216,863
	Advisor Class	34,875,488	40,647,619
	Premier Class	5,229,156	11,494,447
	Retirement Class	12,486,758	77,265,402
	Retail Class	38,106,504	111,171,217
Reinvestments of distributions:	Institutional Class	16,113,006	106,877,507
	Advisor Class	344,945	1,409,599
	Premier Class	365,269	3,714,317
	Retirement Class	3,492,425	28,449,867
	Retail Class	2,285,455	18,220,255
Redemptions:	Institutional Class	(150,067,320)	(450,403,787)
	Advisor Class	(11,037,417)	(20,909,263)
	Premier Class	(12,545,044)	(42,211,656)
	Retirement Class	(23,303,695)	(54,545,829)
	Retail Class	(38,822,544)	(62,838,783)
Net increase (decrease) from shareholder transactions		201,416,232	231,557,775
Net increase (decrease) in net assets		536,239,161	(185,006,414)
NET ASSETS
Beginning of period		2,158,491,141	2,343,497,555
End of period		$2,694,730,302	$2,158,491,141

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2020 Semiannual Report	17

Statements of changes in net assets	concluded

Real Estate Securities Fund ■ For the period or year ended

		September 30, 2020	March 31, 2020
		(unaudited)
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	20,314,348	25,925,346
	Advisor Class	2,181,679	2,330,756
	Premier Class	333,664	653,541
	Retirement Class	747,876	4,153,421
	Retail Class	2,394,980	6,284,808
Shares reinvested:	Institutional Class	987,364	6,245,330
	Advisor Class	21,100	82,676
	Premier Class	22,365	215,881
	Retirement Class	204,672	1,588,105
	Retail Class	141,296	1,073,178
Shares redeemed:	Institutional Class	(9,409,704)	(25,249,177)
	Advisor Class	(709,462)	(1,205,588)
	Premier Class	(803,468)	(2,366,418)
	Retirement Class	(1,408,111)	(3,058,627)
	Retail Class	(2,460,154)	(3,767,729)
Net increase (decrease) from shareholder transactions		12,558,445	12,905,503

18	2020 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

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TIAA-CREF Real Estate Securities Fund ■ 2020 Semiannual Report	19

Financial highlights

Real Estate Securities Fund

	Selected per share data												Ratios and supplemental data
		Gain (loss) from investment operations
				Net realized											Ratios to average net assets
For the	Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Total return		Net assets						Net		Net investment
period or year ended	value, beginning of period	investment income (loss	)[a]	gain (loss on total investments )	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	excluding payment from affiliates	[u]	at end of period (in thousands	)	Gross expense		Net expense		investment income (loss	)	income (loss excluding payments from affiliates	) [u]	Portfolio turnover rate
Institutional Class
9/30/20#	$14.21	$0.15		$2.17	$2.32	$(0.15)	$—	$(0.15)	$16.38	16.35%[b]	16.34%[b]		$1,844,085		0.49%[c]		0.47%[c]		1.90%[c]			1.88%[c]	11%[b]
3/31/20	16.88	0.35		(1.89)	(1.54)	(0.33)	(0.80)	(1.13)	14.21	(10.16)	(10.17)		1,430,143		0.50		0.50		1.95		1.94		39
3/31/19	14.65	0.33		2.40	2.73	(0.36)	(0.14)	(0.50)	16.88	18.91	18.90		1,582,056		0.51		0.51		2.13		2.12		34
3/31/18	15.31	0.32		0.26	0.58	(0.28)	(0.96)	(1.24)	14.65	3.45	3.44		1,298,830		0.51		0.51		2.08		2.07		30
3/31/17	15.44	0.27		0.15	0.42	(0.32)	(0.23)	(0.55)	15.31	2.82	2.79		1,448,714		0.51		0.50		1.79		1.76		52
3/31/16	15.92	0.36		0.15	0.51	(0.34)	(0.65)	(0.99)	15.44	3.76	3.76		1,288,020		0.51		0.47		2.44		2.44		33
Advisor Class
9/30/20#	14.22	0.14		2.17	2.31	(0.14)	—	(0.14)	16.39	16.28 [b]	16.27	[b]	49,490		0.62	[c]	0.60	[c]	1.73	[c]	1.72	[c]	11	[b]
3/31/20	16.89	0.32		(1.88)	(1.56)	(0.31)	(0.80)	(1.11)	14.22	(10.27)	(10.28)		21,689		0.62		0.62		1.79		1.78		39
3/31/19	14.66	0.18		2.54	2.72	(0.35)	(0.14)	(0.49)	16.89	18.76	18.75		5,366		0.64		0.64		1.19		1.18		34
3/31/18	15.32	0.31		0.25	0.56	(0.26)	(0.96)	(1.22)	14.66	3.31	3.30		1,235		0.65		0.65		1.98		1.98		30
3/31/17	15.44	0.18		0.24	0.42	(0.31)	(0.23)	(0.54)	15.32	2.82	2.80		579		0.56		0.56		1.20		1.18		52
3/31/16‡	15.38	0.11		0.80	0.91	(0.20)	(0.65)	(0.85)	15.44	6.37 [b]	6.37	[b]	107		0.73	[c]	0.61	[c]	2.47	[c]	2.47	[c]	33
Premier Class
9/30/20#	14.22	0.14		2.18	2.32	(0.14)	—	(0.14)	16.40	16.32 [b]	16.31	[b]	43,434		0.64	[c]	0.62	[c]	1.70	[c]	1.68	c	11	[b]
3/31/20	16.89	0.32		(1.88)	(1.56)	(0.31)	(0.80)	(1.11)	14.22	(10.31)	(10.32)		44,026		0.65		0.65		1.80		1.79		39
3/31/19	14.66	0.30		2.41	2.71	(0.34)	(0.14)	(0.48)	16.89	18.72	18.71		77,572		0.66		0.66		1.97		1.96		34
3/31/18	15.32	0.30		0.25	0.55	(0.25)	(0.96)	(1.21)	14.66	3.28	3.27		79,281		0.66		0.66		1.94		1.94		30
3/31/17	15.44	0.25		0.16	0.41	(0.30)	(0.23)	(0.53)	15.32	2.73	2.70		94,236		0.66		0.65		1.66		1.63		52
3/31/16	15.93	0.34		0.14	0.48	(0.32)	(0.65)	(0.97)	15.44	3.54	3.54		85,298		0.66		0.61		2.31		2.31		33
Retirement Class
9/30/20#	14.86	0.14		2.27	2.41	(0.13)	—	(0.13)	17.14	16.24 [b]	16.23	[b]	452,122		0.74	[c]	0.72	[c]	1.63	[c]	1.62	[c]	11	[b]
3/31/20	17.60	0.32		(1.97)	(1.65)	(0.29)	(0.80)	(1.09)	14.86	(10.39)	(10.40)		398,674		0.75		0.75		1.70		1.69		39
3/31/19	15.25	0.30		2.51	2.81	(0.32)	(0.14)	(0.46)	17.60	18.67	18.66		424,963		0.76		0.76		1.88		1.87		34
3/31/18	15.90	0.30		0.25	0.55	(0.24)	(0.96)	(1.20)	15.25	3.12	3.11		350,291		0.76		0.76		1.85		1.84		30
3/31/17	16.00	0.25		0.16	0.41	(0.28)	(0.23)	(0.51)	15.90	2.66	2.63		335,327		0.76		0.75		1.58		1.55		52
3/31/16	16.47	0.34		0.14	0.48	(0.30)	(0.65)	(0.95)	16.00	3.42	3.42		317,204		0.76		0.72		2.19		2.19		33
Retail Class
9/30/20#	14.09	0.13		2.16	2.29	(0.13)	—	(0.13)	16.25	16.25 [b]	16.24	[b]	305,600		0.79	[c]	0.77	[c]	1.58	[c]	1.57	[c]	11	[b]
3/31/20	16.74	0.29		(1.86)	(1.57)	(0.28)	(0.80)	(1.08)	14.09	(10.41)	(10.42)		263,960		0.79		0.79		1.66		1.65		39
3/31/19	14.54	0.28		2.38	2.66	(0.32)	(0.14)	(0.46)	16.74	18.50	18.49		253,540		0.81		0.81		1.86		1.85		34
3/31/18	15.21	0.28		0.24	0.52	(0.23)	(0.96)	(1.19)	14.54	3.09	3.08		223,112		0.81		0.81		1.79		1.78		30
3/31/17	15.33	0.24		0.14	0.38	(0.27)	(0.23)	(0.50)	15.21	2.59	2.56		225,844		0.82		0.81		1.55		1.52		52
3/31/16	15.82	0.32		0.14	0.46	(0.30)	(0.65)	(0.95)	15.33	3.40	3.40		234,588		0.82		0.77		2.15		2.15		33

#	Unaudited
‡	Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[u]	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

20	2020 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2020 Semiannual Report	21

Notes to financial statements (unaudited)

Real Estate Securities Fund

Note 1—organization

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Fund.

The Fund offers its shares, without a sales load, through its principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

The Fund offers five share classes: Institutional Class, Advisor Class, Premier Class, Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

22	2020 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign currency transactions and translation: The books and records of the Fund are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statement of operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation) on total investments” on the Statement of operations, when applicable.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of operations.

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

TIAA-CREF Real Estate Securities Fund ■ 2020 Semiannual Report	23

Notes to financial statements (unaudited)

However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Note 3—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

24	2020 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

continued

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Equity investments:
Internet services & infrastructure	$34,777,750	$36,235,970	$—	$71,013,720
All other equity investments*	2,548,307,834	—	—	2,548,307,834
Short-term investments	—	66,879,552	—	66,879,552
Total	$2,583,085,584	$103,115,522	$—	$2,686,201,106

*	For detailed categories, see the accompanying Portfolio of investments.

Note 4—investments

Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

TIAA-CREF Real Estate Securities Fund ■ 2020 Semiannual Report	25

Notes to financial statements (unaudited)

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Fund for the period ended September 30, 2020 were as follows:

Non-U.S. government purchases	Non-U.S. government sales
$466,808,826	$267,539,409

Note 5—income tax and other tax matters

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Net unrealized appreciation (depreciation): At September 30, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation	)	Net unrealized appreciation (depreciation	)
$2,010,188,312	$789,530,973	$(113,518,179)		$676,012,794

26	2020 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

continued

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Distributions to shareholders: The tax character of distributions paid to shareholders during the year ended March 31, 2020 was as follows:

	Ordinary income	Long-term capital gains	Total
3/31/2020	$65,151,969	$100,228,608	$165,380,577

The tax character of the fiscal year 2021 distributions will be determined at the end of the fiscal year.

Note 6—investment adviser and other transactions with affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of between 0.35% and 0.50% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The investment management fee effective rate is 0.48% as of September 30, 2020. Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the investment management fee. The investment management fee after the waiver was between 0.325% and 0.475%. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired

TIAA-CREF Real Estate Securities Fund ■ 2020 Semiannual Report	27

Notes to financial statements (unaudited)

fund fees and expenses and extraordinary expenses) exceeds 0.545% of average daily net assets for the Institutional Class shares; 0.695% of average daily net assets for the Advisor Class shares; 0.695% of average daily net assets for the Premier Class shares; 0.795% of average daily net assets for the Retirement Class shares; and 0.935% of the average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least July 31, 2021, unless changed with approval of the Board. Prior to May 1, 2020 the expense caps were 0.57% for the Institutional Class, 0.72% for the Advisor Class, 0.72% for the Premier Class, 0.82% for the Retirement Class, and 0.96% for the Retail Class.

Income, reflected in Payment from affiliate on the Statement of operations, reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly.

At September 30, 2020, TIAA Access, a registered separate account of TIAA, owned 12% of the Fund’s shares.

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Fund. As of September 30, 2020, one 529 Plan owned 10% of the Real Estate Securities Fund.

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. As of September 30, 2020, there were no affiliated investments.

Note 7—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Fund may participate in an inter-fund lending program. This program allows the Fund to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Fund may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended September 30, 2020, there were no inter-fund borrowing or lending transactions.

Note 8—line of credit

The Fund participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder

28	2020 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

concluded

redemptions. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous facility, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended September 30, 2020, there were no borrowings under this credit facility by the Fund.

TIAA-CREF Real Estate Securities Fund ■ 2020 Semiannual Report	29

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2020 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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TIAA-CREF Funds	September 30, 2020

TIAA-CREF

Fixed-Income Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
Bond Index Fund	TBIIX	TBIAX	TBIPX	TBIRX	TBILX	TBIWX
Core Bond Fund (formerly Bond Fund)	TIBDX	TIBHX	TIDPX	TIDRX	TIORX	TBBWX
Core Impact Bond Fund (formerly Social Choice Bond Fund)	TSBIX	TSBHX	TSBPX	TSBBX	TSBRX	—
Core Plus Bond Fund (formerly Bond Plus Fund)	TIBFX	TCBHX	TBPPX	TCBRX	TCBPX	TCBWX
5–15 Year Laddered Tax-Exempt Bond Fund	TITIX	TIXHX	—	—	TIXRX	—
Green Bond Fund	TGRNX	TGRKX	TGRLX	TGRMX	TGROX	—
High-Yield Fund	TIHYX	TIHHX	TIHPX	TIHRX	TIYRX	TIHWX
Inflation-Linked Bond Fund	TIILX	TIIHX	TIKPX	TIKRX	TCILX	TIIWX
Short Duration Impact Bond Fund	TSDJX	TSDHX	TSDFX	TSDDX	TSDBX	—
Short-Term Bond Fund	TISIX	TCTHX	TSTPX	TISRX	TCTRX	TCTWX
Short-Term Bond Index Fund	TNSHX	TTBHX	TPSHX	TESHX	TRSHX	TTBWX
Money Market Fund	TCIXX	TMHXX	TPPXX	TIEXX	TIRXX	—

Semiannual Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Fixed-Income Funds listed on the cover of this report.

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended September 30, 2020. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of September 30, 2020.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	3

Brad Finkle

Letter to investors

The U.S. bond market produced solid results for the six months ended September 30, 2020—a difficult time dominated by the impact of the COVID-19 pandemic. Despite the turmoil, however, every major fixed-income sector posted gains for the period. All eleven TIAA-CREF Fixed-Income Funds, as well as the Money Market Fund, recorded positive results.

•	The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 3.5% for the period.
•	Institutional Class returns for seven of the eleven fixed-income funds and the Money Market Fund exceeded the performances of their respective benchmarks. Please see page 8 for benchmark definitions.
•	Of the four remaining fixed-income funds, two index funds and the Inflation-Linked Bond Fund modestly trailed their benchmarks, while the High-Yield Fund, which recorded a strong gain, also lagged its benchmark.

Bond market advanced amid economic turbulence

The U.S. economy was hit hard by COVID-19 and global efforts to limit the spread of the pandemic. The economy contracted sharply in the second calendar quarter of 2020, and the unemployment rate soared in April, though it declined in each subsequent month during the period. The price of crude oil, one indicator of economic demand, rebounded from steep declines during the period. The Federal Reserve maintained the federal funds target rate at 0.00%–0.25%. Policymakers said they intended to leave the key short-term interest-rate measure unchanged until unemployment declined further and inflation increased above 2.0%.

All fixed-income sectors advanced for the six months. The performance of the Bloomberg Barclays U.S. Aggregate Bond Index reflected solid gains generated by longer-term, higher-quality securities. High-yield bonds performed best with double-digit returns. Municipal bonds and U.S. Treasury inflation-protected securities were also strong performers. Short-term securities posted more modest gains.

All TIAA-CREF Funds posted gains

All of the TIAA-CREF Fixed-Income Funds generated positive returns for the six-month period. Performance for the Institutional Class ranged from 1.3% for the Short-Term Bond Index Fund to 13.1% for the High-Yield Fund.

The High-Yield Fund’s gain lagged its benchmark, the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index, due to certain positions that did not perform as anticipated.

The Green Bond Fund returned 9.2% and significantly outperformed its benchmark—the Bloomberg Barclays MSCI U.S. Green Bond Index—helped by out-of-benchmark holdings in asset-backed securities and municipal bonds.

Three funds handily outpaced their shared benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The Core Plus Bond Fund (formerly the Bond Plus Fund) advanced 8.0%, more than doubling the 3.5% return of the benchmark; the Core Bond Fund (formerly the Bond Fund) gained 7.0%; and the Core Impact Bond Fund (formerly the Social Choice Bond Fund) returned 6.8%. Overweight positions in the corporate bond sector helped all three funds achieve this superior relative performance.

4	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

The Bond Index Fund returned 3.3% to modestly underperform the same benchmark, primarily due to the effect of expenses.

The Inflation-Linked Bond Fund gained 6.0% but fell short of its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index—also mostly due to the effect of expenses. The 5–15 Year Laddered Tax-Exempt Bond Fund, helped by holdings in the transportation sector, returned 4.4% to outperform its benchmark.

Both the Short Duration Impact Bond Fund, which gained 5.8%, and the Short-Term Bond Fund, which advanced 3.6%, exceeded the performance of their shared benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. The Short-Term Bond Index Fund’s gain fell short of the same benchmark, mostly due to the effect of expenses.

The Money Market Fund gained 0.09%, exceeding the 0.02% return of the iMoneyNet Money Fund Averages™—All Government.

A detailed overview of the fixed-income markets during the period appears in our Market Monitor on page 6. A discussion of each fund and its relative performance begins on page 10.

Maintaining a long-term perspective

We will surely look back on 2020 as a challenging year that disrupted public health and financial markets worldwide. While the economic outlook is still uncertain, we have seen progress since the pandemic’s initial shock last spring. Financial markets have stabilized somewhat, and most have performed well off of their March 2020 lows. Though it’s difficult to predict what lies ahead, we believe investors would be well advised to take a step back, try to maintain a long-term perspective and stick with their financial plans as they strive to achieve their financial goals.

A diversified portfolio that includes professionally managed fixed-income mutual funds may be a prudent way to help long-term investors navigate the inevitable ups and downs of markets in the years ahead. (Diversification cannot guarantee against market losses.)

If you need assistance or have any questions about your TIAA-CREF fixed-income portfolio, we encourage you to reach out to your financial advisor or call a TIAA financial consultant at 800-842-2252. You may also reach us at TIAA.org. As always, we stand ready to help.

/s/ Brad Finkle
Brad Finkle

Chief Operating Officer, Nuveen
President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	5

Market monitor

Bond markets advanced while economy struggled with COVID-19

Fixed-income markets generated gains for the six months—a period during which the global economy was staggered by COVID-19 and efforts to fight the virus. The U.S. economy contracted as emergency measures severely restricted business operations and limited travel. The unemployment rate soared early in the period but steadily receded in later months. Interest rates remained at historically low levels. The Federal Reserve, which had made two deep short-term interest-rate cuts in March 2020, maintained those levels throughout the period. Policymakers indicated near-zero rates would remain in place until specific signs of economic recovery had been observed. Investment-grade fixed-rate bonds, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 3.5% for the six months.

In this environment of historically low interest rates, high-yield securities appealed to investors willing to take on additional risk for potentially greater yields. U.S. high-yield bonds, as represented by the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index, returned 14.2% for the period. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index gained 6.4%. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, advanced 4.2%, while the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index returned 1.4%.

High yield outperformed as all bond sectors advanced

Performance for the six months ended September 30, 2020

Source: U.S. investment grade: Bloomberg Barclays U.S. Aggregate Bond Index; Short term: Bloomberg Barclays U.S. 1–3 Year Government/Credit Index; Municipals: Bloomberg Barclays 10-Year Municipal Bond Index; Inflation protected: Bloomberg Barclays U.S. TIPS 1-10 Years Index; Corporate high yield: ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index. As of September 30, 2020.

Economy hit hard, then showed signs of recovery

Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, declined by an annualized rate of 31.4% during the second quarter of 2020. Nearly all forms of business and economic activities were temporarily restricted as state and local governments responded to the health crisis. Federal government spending was one of the economy’s rare growth sectors during the quarter.

The unemployment rate vaulted to 14.7% in April but declined in every subsequent month of the period, reaching 7.9% in September. Core inflation, which includes all items except food and energy, rose 1.7% for the twelve months ended September 2020. The price of West Texas Intermediate crude oil, which had fallen sharply before the period began, rebounded from $20 per barrel on April 1, 2020, to $40 by September 30, 2020. The U.S. dollar lost ground against other major currencies during the period.

The broad U.S. stock market, as measured by the Russell 3000® Index, staged a powerful recovery from steep earlier setbacks and gained 33.3% for the period. Yields on U.S. Treasury securities of most maturities remained within a narrow range over the six months.

Fed held rates steady, bought bonds to support markets

Over the period, the Fed left short-term interest rates unchanged and indicated it would maintain a highly accommodative monetary policy until the economy showed clear signs of recovery. The federal funds target rate, a key short-term interest-rate measure, remained at 0.00%–0.25% throughout the period. The Fed said in September it did not expect to increase the rate before it saw evidence of a stronger labor market and inflation that was trending “moderately” above its previous 2.0% target for “some time.” Among 17 policymakers who provided interest-rate projections, all believed that short-term rates would remain unchanged through 2021, and 13 anticipated no change through 2023. During the period, the Fed also supported credit markets with programs to purchase U.S. Treasuries, mortgage-backed securities and corporate debt.

The European Central Bank left interest rates unchanged during the period. In June, the ECB increased a bond-buying stimulus program launched three months earlier to provide additional emergency support. The Bank of England maintained its benchmark interest rate at 0.10% during the period. It also increased its bond-buying program in June 2020.

6	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

●	By visiting our website at TIAA.org; or
●	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of March 31 or September 30; Form N-PORT or Form N-MFP filings are as of December 31 or June 30. Copies of these forms are available:

●	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
●	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	7

About the funds’ benchmarks

The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

The ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. ICE BofA uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Bloomberg Barclays 10-Year Municipal Bond Index measures the performance of intermediate- and longer-term tax-exempt bonds. Bonds in the index must be rated investment grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

The Bloomberg Barclays MSCI U.S. Green Bond Index measures the performance of the U.S. market for fixed-income securities issued to fund projects with direct environmental benefits.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: ICE Data Indices, LLC (“ICE DATA”), is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY PROVIDERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND TIAA-CREF FUNDS, OR ANY OF ITS PRODUCTS OR SERVICES.

8	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2020–September 30, 2020).

Actual expenses

The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	9

Bond Index Fund

Expense example

Six months ended September 30, 2020

Bond Index Fund	Beginning account value (4/1/20)	Ending account value (9/30/20)	Expenses paid during period* (4/1/20– 9/30/20)
Actual return
Institutional Class	$1,000.00	$1,033.33	$0.56
Advisor Class	1,000.00	1,032.77	1.12
Premier Class	1,000.00	1,033.46	1.33
Retirement Class	1,000.00	1,032.04	1.83
Retail Class	1,000.00	1,032.62	2.14
Class W	1,000.00	1,033.87	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.52	0.56
Advisor Class	1,000.00	1,023.97	1.12
Premier Class	1,000.00	1,023.76	1.32
Retirement Class	1,000.00	1,023.26	1.83
Retail Class	1,000.00	1,022.96	2.13
Class W	1,000.00	1,025.07	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.11% for the Institutional Class, 0.22% for the Advisor Class, 0.26% for the Premier Class, 0.36% for the Retirement Class, 0.42% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2020
U.S. Treasury securities	36.5
Mortgage-backed securities	26.8
Corporate bonds	22.9
Foreign government & corporate bonds denominated in U.S. dollars	8.3
Commercial mortgage-backed securities	2.0
U.S. agency securities	1.4
Municipal bonds	0.9
Asset-backed securities	0.7
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Performance for the six months ended September 30, 2020

The Bond Index Fund returned 3.33% for the Institutional Class, compared with the 3.53% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2020, the Fund returned 6.79%, versus 6.98% for the index. The performance table shows returns for all share classes of the Fund.

Jolted by COVID-19, economy showed signs of improvement later in the period

The U.S. economy contracted sharply during the period, absorbing the impact of global measures to limit the spread of the COVID-19 pandemic. Real gross domestic product decreased by an annualized rate of 31.4% in the second quarter of 2020. As containment efforts restricted commercial operations, retail business and travel, the unemployment rate spiked to 14.7% in April 2020. However, the rate steadily declined through the rest of the period, falling to 7.9% by September. Core inflation, which measures all items except food and energy, rose 1.7% over the twelve months ended September 2020. Crude oil prices climbed from $20 to $40 per barrel during the six-month period.

The Federal Reserve left historically low interest rates in place during the period, maintaining the federal funds target rate at 0.00%–0.25%. In September, policymakers indicated they will keep the key short-term interest-rate measure at this level as long as the unemployment rate remains elevated and inflation stays below 2.0%.

All major segments of the fixed-income market produced gains for the period. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. High-yield bonds performed best, followed by U.S. Treasury inflation-protected securities (TIPS) and municipal bonds. Shorter-term bonds recorded the smallest advance.

Corporate bonds led benchmark’s performance, Treasuries underperformed

All of the sectors within the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the six months. Corporate bonds—the second-largest sector in the index at 26.8%—had the strongest performance, with a return of 10.7%. U.S. Treasuries, the largest sector at period-end at 37.8%, returned just 0.6%. Mortgage-backed securities (MBS), the third-largest sector in the index with a weighting of 26.0%, also had a small gain of 0.8%. Smaller sectors, including commercial mortgage-backed securities, government credit securities and government agency securities, also delivered solid gains, returning 5.7%, 5.5% and 2.7%, respectively.

Fund trailed its benchmark

The Fund underperformed its benchmark for the six-month period. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. During the period, this portfolio had sector returns that were similar to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.

10	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2020

Bond Index Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/14/09	3.33%	6.79%	4.01%		3.47%		0.11%	0.11%
Advisor Class	12/4/15	3.28	6.68	3.91	†	3.42	†	0.22	0.22
Premier Class	9/30/09	3.35	6.63	3.85		3.33		0.27	0.27
Retirement Class	9/14/09	3.20	6.43	3.75		3.21		0.37	0.37
Retail Class	9/14/09	3.26	6.45	3.69		3.14		0.43	0.43
Class W	9/28/18	3.39	6.91	4.05	†	3.49	†	0.11	0.00
Bloomberg Barclays U.S. Aggregate Bond Index	—	3.53	6.98	4.18		3.64		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2020
Less than 1 year	1.3
1–3 years	26.7
3–5 years	32.6
5–10 years	19.5
Over 10 years	19.9
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 9/30/2020
U.S. Treasury & U.S. agency securities*	64.8
Aaa/AAA	4.8
Aa/AA	3.6
A/A	12.2
Baa/BBB	14.6
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2020
Net assets	$17.50 billion
Portfolio turnover rate*	20%
Number of issues	7,597
Option-adjusted duration‡	6.14 years
Average maturity§	8.15 years
*	The portfolio turnover rate covers the six-month period from April 1, 2020–September 30, 2020, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	11

Core Bond Fund

Expense example

Six months ended September 30, 2020

Core Bond Fund	Beginning account value (4/1/20)	Ending account value (9/30/20)	Expenses paid during period* (4/1/20– 9/30/20)
Actual return
Institutional Class	$1,000.00	$1,070.10	$1.50
Advisor Class	1,000.00	1,069.32	2.18
Premier Class	1,000.00	1,069.24	2.28
Retirement Class	1,000.00	1,068.63	2.80
Retail Class	1,000.00	1,067.52	3.01
Class W	1,000.00	1,071.63	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.61	1.47
Advisor Class	1,000.00	1,022.96	2.13
Premier Class	1,000.00	1,022.86	2.23
Retirement Class	1,000.00	1,022.36	2.74
Retail Class	1,000.00	1,022.16	2.94
Class W	1,000.00	1,025.07	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.29% for the Institutional Class, 0.42% for the Advisor Class, 0.44% for the Premier Class, 0.54% for the Retirement Class, 0.58% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2020
Corporate bonds	33.8
Mortgage-backed securities	23.1
Foreign government & corporate bonds denominated in U.S. dollars	12.9
U.S. Treasury securities	7.8
Commercial mortgage-backed securities	7.1
Asset-backed securities	6.1
Municipal bonds	3.7
Bank loan obligations	1.8
U.S. agency securities	0.3
Short-term investments, other assets & liabilities, net	3.4
Total	100.0

Performance for the six months ended September 30, 2020

The Core Bond Fund (formerly the Bond Fund) returned 7.01% for the Institutional Class, compared with the 3.53% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2020, the Fund returned 6.28%, versus 6.98% for the index. The performance table shows returns for all share classes of the Fund.

Jolted by COVID-19, economy showed signs of improvement later in the period

The U.S. economy contracted sharply during the period, absorbing the impact of global measures to limit the spread of the COVID-19 pandemic. Real gross domestic product decreased by an annualized rate of 31.4% in the second quarter of 2020. As containment efforts restricted commercial operations, retail business and travel, the unemployment rate spiked to 14.7% in April 2020. However, the rate steadily declined through the rest of the period, falling to 7.9% by September. Core inflation, which measures all items except food and energy, rose 1.7% over the twelve months ended September 2020. Crude oil prices, which fell steeply in the early stages of the pandemic, climbed from $20 to $40 per barrel during the six-month period.

The Federal Reserve left historically low interest rates in place during the period, maintaining the federal funds target rate at 0.00%–0.25%. In September, policymakers indicated they will keep the key short-term interest-rate measure at this level as long as the unemployment rate remains elevated and inflation stays below 2.0%.

All major segments of the fixed-income market produced gains for the period. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. High-yield bonds performed best, with double-digit returns, followed by U.S. Treasury inflation-protected securities (TIPS) and municipal bonds. Shorter-term bonds recorded the smallest advance.

Corporate bonds led benchmark’s performance, Treasuries underperformed

All of the sectors within the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the six months. Corporate bonds—the second-largest sector in the index at 26.8%—had the strongest performance, with a return of 10.7%. U.S. Treasuries, which was the largest sector at period-end, making up 37.8% of the index, returned just 0.6%. Treasuries rallied early in the period but were overshadowed by higher-yielding sectors (especially corporates) in the ensuing months. Mortgage-backed securities (MBS), the third-largest sector in the index with a weighting of 26.0%, also had a small gain of 0.8%. Smaller sectors, including commercial mortgage-backed securities (CMBS), government credit securities and government agency securities, also delivered solid gains, returning 5.7%, 5.5% and 2.7%, respectively.

Fund surpassed its benchmark

The Fund outperformed its benchmark by a solid margin for the six-month period, primarily due to a significant overweight position in the strong-performing corporate bond sector. The Fund’s overweight positions in asset-backed securities and CMBS made the next-largest contributions, respectively, followed by an underweight in MBS.

Yield curve positioning within U.S. Treasuries—how the Fund was invested across different maturities in this sector—detracted most from relative performance.

12	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2020

Core Bond Fund				Average annual				Annual operating
		Total return		total return				expenses*
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	7.01%	6.28%	4.58%		4.15%		0.30%	0.30%
Advisor Class	12/4/15	6.93	6.23	4.51	†	4.11	†	0.43	0.43
Premier Class	9/30/09	6.92	6.22	4.43		3.99		0.45	0.45
Retirement Class	3/31/06	6.86	6.14	4.33		3.89		0.55	0.55
Retail Class	3/31/06	6.75	6.01	4.27		3.84		0.59	0.59
Class W	9/28/18	7.16	6.59	4.70	†	4.21	†	0.30	0.00
Bloomberg Barclays U.S. Aggregate Bond Index	—	3.53	6.98	4.18		3.64		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2020
Less than 1 year	2.3
1–3 years	19.0
3–5 years	27.0
5–10 years	34.5
Over 10 years	17.2
Total	100.0

Holdings by credit quality
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2020
U.S. Treasury & U.S. agency securities*	31.3
Aaa/AAA	8.4
Aa/AA	7.2
A/A	17.6
Baa/BBB	27.1
Ba/BB	3.7
B/B	2.6
Below B/B	0.4
Non-rated	1.7
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2020
Net assets	$7.59 billion
Portfolio turnover rate*	94%
Portfolio turnover rate, excluding mortgage dollar-roll transactions*	53%
Number of issues	1,961
Option-adjusted duration‡	5.92 years
Average maturity§	7.87 years
*	The portfolio turnover rate covers the six-month period from April 1, 2020–September 30, 2020, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	13

Core Impact Bond Fund

Expense example

Six months ended September 30, 2020
			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Core Impact Bond Fund	value (4/1/20)	value (9/30/20)	(4/1/20– 9/30/20)
Actual return
Institutional Class	$1,000.00	$1,067.98	$1.81
Advisor Class	1,000.00	1,066.53	2.23
Premier Class	1,000.00	1,066.10	2.64
Retirement Class	1,000.00	1,066.66	3.11
Retail Class	1,000.00	1,066.65	3.16
5% annual hypothetical return
Institutional Class	1,000.00	1,023.31	1.78
Advisor Class	1,000.00	1,022.91	2.18
Premier Class	1,000.00	1,022.51	2.59
Retirement Class	1,000.00	1,022.06	3.04
Retail Class	1,000.00	1,022.01	3.09
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.35% for the Institutional Class, 0.43% for the Advisor Class, 0.51% for the Premier Class, 0.60% for the Retirement Class and 0.61% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 9/30/2020
Corporate bonds	28.4
Mortgage-backed securities	22.9
Foreign government & corporate bonds denominated in U.S. dollars	18.7
U.S. Treasury securities	8.9
Municipal bonds	7.4
Commercial mortgage-backed securities	4.6
U.S. agency securities	3.9
Asset-backed securities	3.3
Bank loan obligations	0.1
Preferred stock	0.7
Short-term investments, other assets & liabilities, net	1.1
Total	100.0

Performance for the six months ended September 30, 2020

The Core Impact Bond Fund (formerly the Social Choice Bond Fund) returned 6.80% for the Institutional Class, compared with the 3.53% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2020, the Fund returned 6.03%, versus 6.98% for the index. The Fund utilizes certain environmental, social and governance criteria, while the benchmark does not. The performance table shows returns for all share classes of the Fund.

Jolted by COVID-19, economy showed signs of improvement later in the period

The U.S. economy contracted sharply during the period, absorbing the impact of global measures to limit the spread of the COVID-19 pandemic. Real gross domestic product decreased by an annualized rate of 31.4% in the second quarter of 2020. As containment efforts restricted commercial operations, retail business and travel, the unemployment rate spiked to 14.7% in April 2020. However, the rate steadily declined through the rest of the period, falling to 7.9% by September. Core inflation, which measures all items except food and energy, rose 1.7% over the twelve months ended September 2020. Crude oil prices, which fell steeply in the early stages of the pandemic, climbed from $20 to $40 per barrel during the six-month period.

The Federal Reserve left historically low interest rates in place during the period, maintaining the federal funds target rate at 0.00%–0.25%. In September, policymakers indicated they will keep the key short-term interest-rate measure at this level as long as the unemployment rate remains elevated and inflation stays below 2.0%.

All major segments of the fixed-income market produced gains for the period. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. High-yield bonds performed best, with double-digit returns, followed by U.S. Treasury inflation-protected securities (TIPS) and municipal bonds. Shorter-term bonds recorded the smallest advance.

Corporate bonds led benchmark’s performance, Treasuries underperformed

All of the sectors within the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the six months. Corporate bonds—the second-largest sector in the index at 26.8%—had the best performance with a return of 10.7%. U.S. Treasuries, the largest sector at period-end at 37.8% of the index, returned just 0.6%. Mortgage-backed securities, the third-largest sector comprising 26.0% of the index, trailed the benchmark’s return with a gain of 0.8%. Commercial mortgage-backed securities (CMBS), government credit securities and government agency securities also delivered solid gains, returning 5.7%, 5.5% and 2.7%, respectively.

Fund substantially outpaced its benchmark

The Fund outperformed its benchmark for the period, primarily due to an overweight position in the strong-performing corporate bond sector. Fund positions in the CMBS, asset-backed securities and municipal bond sectors were the next-largest contributors. An overweight position in the government agency sector was also beneficial.

Yield curve positioning within U.S. Treasuries—how the Fund was invested across different maturities in this sector—detracted most from relative performance.

14	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2020

Core Impact Bond Fund				Average annual				Annual operating
		Total return		total return				expenses*
	Inception					since
	date	6 months	1 year	5 years		inception		gross	net
Institutional Class	9/21/12	6.80%	6.03%	4.38%		4.02%		0.36%	0.36%
Advisor Class	12/4/15	6.65	5.83	4.28	†	3.96	†	0.46	0.46
Premier Class	9/21/12	6.61	5.75	4.21		3.86		0.53	0.53
Retirement Class	9/21/12	6.67	5.66	4.12		3.76		0.61	0.61
Retail Class	9/21/12	6.66	5.65	4.10		3.71		0.64	0.64
Bloomberg Barclays U.S. Aggregate Bond Index	—	3.53	6.98	4.18		3.28	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.
Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2020
Less than 1 year	2.7
1–3 years	22.8
3–5 years	23.7
5–10 years	29.3
Over 10 years	21.5
Total	100.0

Holdings by credit quality
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2020
U.S. Treasury & U.S. agency securities*	35.6
Aaa/AAA	8.4
Aa/AA	11.0
A/A	19.1
Baa/BBB	18.4
Ba/BB	3.8
B/B	0.3
Non-rated	3.4
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2020
Net assets	$5.80 billion
Portfolio turnover rate*	149%
Portfolio turnover rate, excluding mortgage dollar-roll transactions*	116%
Number of issues	977
Option-adjusted duration‡	6.28 years
Average maturity§	8.91 years
*	The portfolio turnover rate covers the six-month period from April 1, 2020–September 30, 2020, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	15

Core Plus Bond Fund

Expense example

Six months ended September 30, 2020
			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Core Plus	value	value	(4/1/20–
Bond Fund	(4/1/20)	(9/30/20)	9/30/20)
Actual return
Institutional Class	$1,000.00	$1,079.64	$1.51
Advisor Class	1,000.00	1,079.18	1.93
Premier Class	1,000.00	1,078.83	2.29
Retirement Class	1,000.00	1,077.20	2.81
Retail Class	1,000.00	1,077.84	3.13
Class W	1,000.00	1,081.21	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.61	1.47
Advisor Class	1,000.00	1,023.21	1.88
Premier Class	1,000.00	1,022.86	2.23
Retirement Class	1,000.00	1,022.36	2.74
Retail Class	1,000.00	1,022.06	3.04
Class W	1,000.00	1,025.07	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.29% for the Institutional Class, 0.37% for the Advisor Class, 0.44% for the Premier Class, 0.54% for the Retirement Class, 0.60% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 9/30/2020
Corporate bonds	32.8
Mortgage-backed securities	24.1
Foreign government & corporate bonds denominated in U.S. dollars	13.7
Commercial mortgage-backed securities	7.9
Asset-backed securities	6.5
U.S. Treasury securities	4.8
Municipal bonds	4.5
Bank loan obligations	2.0
Preferred stock	0.2
Short-term investments, other assets & liabilities, net	3.5
Total	100.0

Performance for the six months ended September 30, 2020

The Core Plus Bond Fund (formerly the Bond Plus Fund) returned 7.96% for the Institutional Class, compared with the 3.53% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2020, the Fund returned 5.92%, versus 6.98% for the index. The performance table shows returns for all share classes of the Fund.

Jolted by COVID-19, economy showed signs of improvement later in the period

The U.S. economy contracted sharply during the period, absorbing the impact of global measures to limit the spread of the COVID-19 pandemic. Real gross domestic product decreased by an annualized rate of 31.4% in the second quarter of 2020. As containment efforts restricted commercial operations, retail business and travel, the unemployment rate spiked to 14.7% in April 2020. However, the rate steadily declined through the rest of the period, falling to 7.9% by September. Core inflation, which measures all items except food and energy, rose 1.7% over the twelve months ended September 2020. Crude oil prices, which fell steeply in the early stages of the pandemic, climbed from $20 to $40 per barrel during the six-month period.

The Federal Reserve left historically low interest rates in place during the period, maintaining the federal funds target rate at 0.00%–0.25%. In September, policymakers indicated they will keep the key short-term interest-rate measure at this level as long as the unemployment rate remains elevated and inflation stays below 2.0%.

All major segments of the fixed-income market produced gains for the period. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. High-yield bonds performed best, with double-digit returns, followed by U.S. Treasury inflation-protected securities (TIPS) and municipal bonds. Shorter-term bonds recorded the smallest advance.

Corporate bonds led benchmark’s performance, Treasuries underperformed

All of the sectors within the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the six months. Corporate bonds—the second-largest sector in the index at 26.8%—had the strongest performance, with a return of 10.7%. U.S. Treasuries, which was the largest sector at period-end, making up 37.8% of the index, returned just 0.6%. Treasuries rallied early in the period but were overshadowed by higher-yielding sectors (especially corporates) in the ensuing months. Mortgage-backed securities (MBS), the third-largest sector in the index with a weighting of 26.0%, also had a small gain of 0.8%. Smaller sectors, including commercial mortgage-backed securities (CMBS), government credit securities and government agency securities, also delivered solid gains, returning 5.7%, 5.5% and 2.7%, respectively.

Fund strongly outperformed its benchmark

For the six-month period, the Fund’s return was more than double that of its benchmark, primarily due to a significant overweight position in the strong-performing corporate bond sector. The Fund’s overweight positions in asset-backed securities and CMBS made the next-largest contributions, respectively, followed by an underweight in MBS.

Yield curve positioning within U.S. Treasuries—how the Fund was invested across different maturities in this sector—detracted most from relative performance.

16	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2020

Core Plus Bond Fund				Average annual				Annual operating
		Total return		total return				expenses*
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	7.96%	5.92%	4.66%		4.36%		0.30%	0.30%
Advisor Class	12/4/15	7.92	5.94	4.61	†	4.34	†	0.38	0.38
Premier Class	9/30/09	7.88	5.86	4.53		4.21		0.45	0.45
Retirement Class	3/31/06	7.72	5.66	4.40		4.10		0.55	0.55
Retail Class	3/31/06	7.78	5.59	4.33		4.04		0.61	0.61
Class W	9/28/18	8.12	6.24	4.78	†	4.42	†	0.30	0.00
Bloomberg Barclays U.S. Aggregate Bond Index	—	3.53	6.98	4.18		3.64		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2020
Less than 1 year	3.3
1–3 years	17.6
3–5 years	30.7
5–10 years	32.0
Over 10 years	16.4
Total	100.0

Holdings by credit quality
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2020
U.S. Treasury & U.S. agency securities*	28.4
Aaa/AAA	6.1
Aa/AA	6.8
A/A	16.4
Baa/BBB	25.3
Ba/BB	8.4
B/B	4.9
Below B/B	0.9
Non-rated	2.8
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2020
Net assets	$5.30 billion
Portfolio turnover rate*	60%
Portfolio turnover rate, excluding mortgage dollar-roll transactions*	30%
Number of issues	1,874
Option-adjusted duration‡	5.55 years
Average maturity§	7.58 years
*	The portfolio turnover rate covers the six-month period from April 1, 2020–September 30, 2020, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	17

5–15 Year Laddered Tax-Exempt Bond Fund

Expense example

Six months ended September 30, 2020
			Expenses
			paid
5–15 Year	Beginning	Ending	during
Laddered	account	account	period*
Tax-Exempt	value	value	(4/1/20–
Bond Fund	(4/1/20)	(9/30/20)	9/30/20)
Actual return
Institutional Class	$1,000.00	$1,044.06	$1.54
Advisor Class	1,000.00	1,042.65	1.95
Retail Class	1,000.00	1,042.59	2.97
5% annual hypothetical return
Institutional Class	1,000.00	1,023.56	1.52
Advisor Class	1,000.00	1,023.16	1.93
Retail Class	1,000.00	1,022.16	2.94
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.30% for the Institutional Class, 0.38% for the Advisor Class and 0.58% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2020
Municipal bonds	97.0
Short-term investments,
other assets & liabilities, net	3.0
Total	100.0

Performance for the six months ended September 30, 2020

The 5–15 Year Laddered Tax-Exempt Bond Fund returned 4.41% for the Institutional Class, compared with the 4.19% return of its benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index. For the one-year period ended September 30, 2020, the Fund returned 2.66%, versus 4.59% for the index. The performance table shows returns for all the share classes of the Fund.

Jolted by COVID-19, economy showed signs of improvement later in the period

The U.S. economy contracted sharply during the period, absorbing the impact of global measures to limit the spread of the COVID-19 pandemic. Real gross domestic product decreased by an annualized rate of 31.4% in the second quarter of 2020. As containment efforts restricted commercial operations, retail business and travel, the unemployment rate spiked to 14.7% in April 2020. However, the rate steadily declined through the rest of the period, falling to 7.9% by September. Core inflation, which measures all items except food and energy, rose 1.7% over the twelve months ended September 2020. Crude oil prices, which fell steeply in the early stages of the pandemic, climbed from $20 to $40 per barrel during the six-month period.

The Federal Reserve left historically low interest rates in place during the period, maintaining the federal funds target rate at 0.00%–0.25%. In September, policymakers indicated they will keep the key short-term interest-rate measure at this level as long as the unemployment rate remains elevated and inflation stays below 2.0%.

All major segments of the fixed-income market produced gains for the period. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. High-yield bonds performed best, with double-digit returns, followed by U.S. Treasury inflation-protected securities (TIPS) and municipal bonds. Shorter-term bonds recorded the smallest advance.

All sectors in the benchmark advanced

All of the sectors in the Bloomberg Barclays 10-Year Municipal Bond Index generated gains for the six-month period. The industrial revenue sector produced the strongest return with an advance of 6.1%. The leasing sector was the next-best performer with a gain of 5.5%, followed by the health care sector’s return of 4.6%. State general obligations (GOs), the index’s largest sector by market capitalization at period-end, gained 4.1%. Local GOs, the second-largest sector, also returned 4.1%, as did transportation, the index’s third-largest component.

On September 30, 2020, higher-rated 10-year AAA municipal bonds yielded 0.83%, compared with a 0.69% yield on the 10-year U.S. Treasury bond. New municipal issuance during the six-month period was $248 billion, up from $240 billion for the prior six months, from November 1, 2019, through March 31, 2020.

Fund outpaced its benchmark

For the six-month period, the Fund outperformed its benchmark, primarily due to positions in the transportation sector. Fund holdings in the industrial revenue, leasing and local GO sectors also contributed to its relative performance. Conversely, Fund positions in the state GO category detracted most, followed by holdings in the water and sewer and special tax sectors.

18	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2020

5–15 Year Laddered Tax- Exempt Bond Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	4.41%	2.66%	3.37%		3.29%		0.33%	0.30%
Advisor Class	12/4/15	4.27	2.48	3.31	†	3.26	†	0.43	0.40
Retail Class	3/31/06	4.26	2.37	3.09		3.01		0.61	0.58
Bloomberg Barclays 10-Year Municipal Bond Index	—	4.19	4.59	4.01		4.22		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2020
Less than 1 year	0.6
1–3 years	2.4
3–5 years	9.6
5–10 years	45.9
Over 10 years	41.5
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 9/30/2020
Aaa/AAA	0.9
Aa/AA	20.7
A/A	50.2
Baa/BBB	20.0
Ba/BB	3.4
B/B	0.8
Non-rated	4.0
Total	100.0

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2020
Net assets	$278.50 million
Portfolio turnover rate*	12%
Number of issues	233
Option-adjusted duration‡	5.85 years
Average maturity§	9.46 years
*	The portfolio turnover rate covers the six-month period from April 1, 2020–September 30, 2020, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	19

Green Bond Fund

Expense example

Six months ended September 30, 2020

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
	value	value	(4/1/20–
Green Bond Fund	(4/1/20)	(9/30/20)	9/30/20)
Actual return
Institutional Class	$1,000.00	$1,091.78	$2.36
Advisor Class	1,000.00	1,091.74	2.41
Premier Class	1,000.00	1,091.24	2.88
Retirement Class	1,000.00	1,091.23	2.88
Retail Class	1,000.00	1,090.29	3.83
5% annual hypothetical return
Institutional Class	1,000.00	1,022.81	2.28
Advisor Class	1,000.00	1,022.76	2.33
Premier Class	1,000.00	1,022.31	2.79
Retirement Class	1,000.00	1,022.31	2.79
Retail Class	1,000.00	1,021.41	3.70
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.45% for the Institutional Class, 0.46% for the Advisor Class, 0.55% for the Premier Class, 0.55% for the Retirement Class and 0.73% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2020
Corporate bonds	32.3
Foreign government & corporate bonds denominated in U.S. dollars	25.6
Municipal bonds	12.8
Asset-backed securities	10.9
Commercial mortgage-backed securities	7.4
U.S. agency securities	3.8
Bank loan obligations	1.0
Preferred stock	3.1
Short-term investments, other assets & liabilities, net	3.1
Total	100.0

Performance for the six months ended September 30, 2020

The Green Bond Fund returned 9.18% for the Institutional Class, compared with the 6.13% return of its benchmark, the Bloomberg Barclays MSCI U.S. Green Bond Index. For the one-year period ended September 30, 2020, the Fund returned 6.64%, versus 7.43% for the index. The performance table shows returns for all share classes of the Fund.

Jolted by COVID-19, economy showed signs of improvement later in the period

The U.S. economy contracted sharply during the period, absorbing the impact of global measures to limit the spread of the COVID-19 pandemic. Real gross domestic product decreased by an annualized rate of 31.4% in the second quarter of 2020. As containment efforts restricted commercial operations, retail business and travel, the unemployment rate spiked to 14.7% in April 2020. However, the rate steadily declined through the rest of the period, falling to 7.9% by September. Core inflation, which measures all items except food and energy, rose 1.7% over the twelve months ended September 2020. Crude oil prices, which fell steeply in the early stages of the pandemic, climbed from $20 to $40 per barrel during the six-month period.

The Federal Reserve left historically low interest rates in place during the period, maintaining the federal funds target rate at 0.00%–0.25%. In September, policymakers indicated they will keep the key short-term interest-rate measure at this level as long as the unemployment rate remains elevated and inflation stays below 2.0%.

All major segments of the fixed-income market produced gains for the period. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. High-yield bonds performed best, with double-digit returns, followed by U.S. Treasury inflation-protected securities (TIPS) and municipal bonds. Shorter-term bonds recorded the smallest advance.

Corporate bond sector drove the benchmark’s performance

All of the sectors within the Bloomberg Barclays MSCI U.S. Green Bond Index posted positive returns for the six months. Corporate bonds, the largest sector in the index with a weighting of 52.7% at period-end, had the highest return at 9.1%. Despite struggling earlier in the period in the wake of the COVID-19 pandemic, corporate bonds rebounded sharply, helped by support from the Fed. Government credit securities, the index’s second-largest sector with a weighting of 29.1%, gained 3.3%. Government agency bonds, the benchmark’s third-largest sector at 16.6%, advanced 2.8%. Commercial mortgage-backed securities (CMBS), which represented just 0.5% of the index, returned 4.1%.

Fund advanced and surpassed its benchmark

The Fund posted strong gains and significantly surpassed its benchmark for the six-month period. The Fund’s out-of-benchmark holdings in asset-backed securities and municipal bonds, along with an overweight position in CMBS, contributed most to its relative performance versus the index. The Fund’s holdings in the strong-performing corporate bond sector were also beneficial.

By contrast, the Fund’s holdings of government credit and government agency securities held back its relative performance for the period.

20	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2020

Green Bond Fund		Total return		Average annual total return		Annual operating expenses*
	Inception			since
	date	6 months	1 year	inception		gross	net
Institutional Class	11/16/18	9.18%	6.64%	9.09%		1.21%	0.45%
Advisor Class	11/16/18	9.17	6.63	9.06		1.31	0.55
Premier Class	11/16/18	9.12	6.51	8.95		1.37	0.60
Retirement Class	11/16/18	9.12	6.50	8.93		1.47	0.70
Retail Class	11/16/18	9.03	6.35	8.81		1.59	0.80
Bloomberg Barclays MSCI U.S. Green Bond Index	—	6.13	7.43	10.03	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
‡	Performance is calculated from the inception date of the Institutional Class.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2020
Less than 1 year	2.5
1–3 years	17.5
3–5 years	20.4
5–10 years	35.1
Over 10 years	24.5
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 9/30/2020
U.S. Treasury & U.S. agency securities*	3.9
Aaa/AAA	15.8
Aa/AA	14.7
A/A	28.8
Baa/BBB	15.5
Ba/BB	8.7
B/B	0.5
Non-rated	12.1
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2020
Net assets	$42.32 million
Portfolio turnover rate*	22%
Number of issues	127
Option-adjusted duration‡	6.43 years
Average maturity§	9.53 years
*	The portfolio turnover rate covers the six-month period from April 1, 2020–September 30, 2020, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	21

High-Yield Fund

Expense example

Six months ended September 30, 2020

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
	value	value	(4/1/20–
High-Yield Fund	(4/1/20)	(9/30/20)	9/30/20)
Actual return
Institutional Class	$1,000.00	$1,131.13	$1.82
Advisor Class	1,000.00	1,130.72	2.30
Premier Class	1,000.00	1,130.17	2.62
Retirement Class	1,000.00	1,129.74	3.15
Retail Class	1,000.00	1,130.34	3.36
Class W	1,000.00	1,133.04	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.36	1.72
Advisor Class	1,000.00	1,022.91	2.18
Premier Class	1,000.00	1,022.61	2.48
Retirement Class	1,000.00	1,022.11	2.99
Retail Class	1,000.00	1,021.91	3.19
Class W	1,000.00	1,025.07	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.34% for the Institutional Class, 0.43% for the Advisor Class, 0.49% for the Premier Class, 0.59% for the Retirement Class, 0.63% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2020
Corporate bonds	79.5
Foreign government & corporate bonds denominated in U.S. dollars	10.2
Bank loan obligations	5.8
Common stocks & rights	0.1
Short-term investments, other assets & liabilities, net	4.4
Total	100.0

Performance for the six months ended September 30, 2020

The High-Yield Fund returned 13.11% for the Institutional Class, compared with the 14.17% return of its benchmark, the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index. For the one-year period ended September 30, 2020, the Fund returned 0.13%, versus 3.21% for the index. The performance table shows returns for all share classes of the Fund.

Jolted by COVID-19, economy showed signs of improvement later in the period

The U.S. economy contracted sharply during the period, absorbing the impact of global measures to limit the spread of COVID-19. As containment efforts restricted business and travel, the unemployment rate spiked to 14.7% in April 2020 but then declined, falling to 7.9% by September. Core inflation, which measures all items except food and energy, rose 1.7% over the twelve months ended September 2020. Crude oil prices, which fell steeply in the early stages of the pandemic, climbed from $20 to $40 per barrel. The movement of oil prices can be influential due to the large representation of energy companies in the high-yield sector.

The Federal Reserve left historically low interest rates in place during the period, maintaining the federal funds target rate at 0.00%–0.25%. In September, policymakers indicated they will keep the key short-term interest-rate measure at this level as long as the unemployment rate remains elevated and inflation stays below 2.0%.

For the six-month period, high-yield bonds surpassed the 3.53% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index.

Most sectors posted gains

For the six months, most high-yield bond sectors posted strong gains. Energy exploration & production, the benchmark’s largest sector on September 30, 2020, was the best performer, advancing 50.5%. The worst performer was air transportation, returning –6.5%.

High-yield bonds posted positive results across all credit quality tiers for the six months as investors gravitated toward riskier asset classes. Lower-quality bonds (those rated “CCC” and below) performed best at 19.1%. Bonds rated “B” and “BB” both returned 14.3%. New high-yield debt issuance totaled nearly $264 billion for the six months, up substantially from the $131 billion for the same period in 2019, as volumes were particularly sizable in June and August. The U.S. issuer-weighted speculative grade default rate rose to 8.5% on September 30, 2020, from 3.4% (revised from 3.2%) a year earlier, according to Moody’s Investors Service.

Fund trailed its benchmark

For the six-month period, the Fund advanced but trailed its benchmark as certain investment decisions did not perform as anticipated. An underweight allocation to the energy exploration & production sector detracted most, as it benefited from a rise in oil prices. The next-largest detractors were an overweight position in media company CCO Holdings, an out-of-benchmark allocation to entertainment firm CDS US Intermediate and an overweight position in energy company Transocean Guardian.

On the positive side, the Fund was helped by overweight positions in energy companies USA Compression Partners and Range Resources as these investments benefited from higher oil prices during the period. An out-of-benchmark position in auto parts maker IHO Verwaltungs also contributed.

22	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2020

High-Yield Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	13.11%	0.13%	5.79%		5.81%		0.36%	0.36%
Advisor Class	12/4/15	13.07	–0.08	5.67	†	5.75	†	0.47	0.47
Premier Class	9/30/09	13.02	–0.11	5.63		5.66		0.51	0.51
Retirement Class	3/31/06	12.97	–0.22	5.51		5.55		0.61	0.61
Retail Class	3/31/06	13.03	–0.23	5.50		5.53		0.64	0.64
Class W	9/28/18	13.30	0.48	5.93	†	5.88	†	0.36	0.00
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index	—	14.17	3.21	6.61		6.29		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2020
Less than 1 year	0.4
1–3 years	8.1
3–5 years	29.7
5–10 years	54.6
Over 10 years	7.2
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 9/30/2020
Baa/BBB	2.8
Ba/BB	47.8
B/B	40.9
Below B/B	5.9
Non-rated	2.6
Total	100.0

Credit quality ratings are based on the ICE BofA Index composite ratings methodology, which is a simple average of ratings from Moody’s, Standard & Poor’s and Fitch. If only two of the designated agencies rate a bond, the composite rating is based on an average of the two. Likewise, if only one of the designated agencies rates a bond, the composite rating is based on that one rating.

Fund profile

as of 9/30/2020
Net assets	$3.73 billion
Portfolio turnover rate*	39%
Number of issues	476
Option-adjusted duration‡	3.79 years
Average maturity§	6.06 years
*	The portfolio turnover rate covers the six-month period from April 1, 2020–September 30, 2020, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	23

Inflation-Linked Bond Fund

Expense example

Six months ended September 30, 2020

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Inflation-Linked	value	value	(4/1/20–
Bond Fund	(4/1/20)	(9/30/20)	9/30/20)
Actual return
Institutional Class	$1,000.00	$1,060.25	$1.19
Advisor Class	1,000.00	1,059.71	1.65
Premier Class	1,000.00	1,059.61	1.96
Retirement Class	1,000.00	1,059.32	2.48
Retail Class	1,000.00	1,058.32	2.84
Class W	1,000.00	1,061.44	0.00

5% annual hypothetical return
Institutional Class	1,000.00	1,023.92	1.17
Advisor Class	1,000.00	1,023.46	1.62
Premier Class	1,000.00	1,023.16	1.93
Retirement Class	1,000.00	1,022.66	2.43
Retail Class	1,000.00	1,022.31	2.79
Class W	1,000.00	1,025.07	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.23% for the Institutional Class, 0.32% for the Advisor Class, 0.38% for the Premier Class, 0.48% for the Retirement Class, 0.55% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2020
U.S. Treasury securities	95.3
Mortgage-backed securities	2.9
U.S. agency securities	1.1
Foreign government & corporate bonds denominated in U.S. dollars	0.1
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Performance for the six months ended September 30, 2020

The Inflation-Linked Bond Fund returned 6.03% for the Institutional Class, compared with the 6.36% return of its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. For the one-year period ended September 30, 2020, the Fund returned 7.40%, versus 7.75% for the index. The performance table shows returns for all share classes of the Fund.

Jolted by COVID-19, economy showed signs of improvement later in the period

The U.S. economy contracted sharply during the period, absorbing the impact of global measures to limit the spread of the COVID-19 pandemic. Real gross domestic product decreased by an annualized rate of 31.4% in the second quarter of 2020. As containment efforts restricted commercial operations, retail business and travel, the unemployment rate spiked to 14.7% in April 2020. However, the rate steadily declined through the rest of the period, falling to 7.9% by September. Core inflation, which measures all items except food and energy, rose 1.7% over the twelve months ended September 2020. Crude oil prices, which fell steeply in the early stages of the pandemic, climbed from $20 to $40 per barrel during the six-month period.

The Federal Reserve left historically low interest rates in place during the period, maintaining the federal funds target rate at 0.00%–0.25%. In September, policymakers indicated they will keep the key short-term interest-rate measure at this level as long as the unemployment rate remains elevated and inflation stays below 2.0%.

All major segments of the fixed-income market produced gains for the period. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. High-yield bonds performed best, with double-digit returns, followed by U.S. Treasury inflation-protected securities (TIPS) and municipal bonds. Shorter-term bonds recorded the smallest advance.

Inflation-protected bonds, as measured by the TIPS 1–10 Year index, posted strong results for the period and outperformed the Bloomberg Barclays U.S. Aggregate Bond Index.

Fund trailed its benchmark

While the Fund posted gains for the six-month period, its return trailed that of its benchmark, primarily due to the effect of expenses. The Fund was slightly underweighted in U.S. Treasuries, which detracted somewhat from its relative performance versus the benchmark. On the positive side, the Fund’s out-of-benchmark position in the mortgage-backed securities sector helped its performance relative to the benchmark.

During the period, the Fund’s portfolio managers aligned the Fund’s duration—a measure of the Fund’s sensitivity to interest-rate changes—close to that of the TIPS 1–10 Year index. This investment strategy helped the Fund’s risk and reward characteristics to remain in line with those of its benchmark.

24	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2020

Inflation-Linked Bond Fund				Average annual				Annual operating
		Total return		total return				expenses*
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	6.03%	7.40%	3.40%		2.85%		0.26%	0.26%
Advisor Class	12/4/15	5.97	7.39	3.33	†	2.81	†	0.34	0.34
Premier Class	9/30/09	5.96	7.25	3.25		2.68		0.41	0.41
Retirement Class	3/31/06	5.93	7.25	3.15		2.59		0.51	0.51
Retail Class	10/1/02	5.83	7.07	3.08		2.54		0.57	0.57
Class W	9/28/18	6.14	7.64	3.50	†	2.90	†	0.26	0.00
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index	—	6.36	7.75	3.66		2.72		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2020
Less than 1 year	0.5
1–3 years	24.2
3–5 years	27.1
5–10 years	46.1
Over 10 years	2.1
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2020
U.S. Treasury & U.S. agency securities*	99.5
Aa/AA	0.2
Non-rated	0.3
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2020
Net assets	$3.36 billion
Portfolio turnover rate*	11%
Number of issues	49
Option-adjusted duration‡	4.97 years
Average maturity§	5.18 years

*	The portfolio turnover rate covers the six-month period from April 1, 2020–September 30, 2020, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	25

Short Duration Impact Bond Fund

Expense example

Six months ended September 30, 2020

Short Duration Impact Bond Fund	Beginning account value (4/1/20)	Ending account value (9/30/20)	Expenses paid during period* (4/1/20– 9/30/20)
Actual return
Institutional Class	$1,000.00	$1,058.41	$1.81
Advisor Class	1,000.00	1,058.40	1.81
Premier Class	1,000.00	1,057.62	2.58
Retirement Class	1,000.00	1,057.10	3.09
Retail Class	1,000.00	1,057.10	3.09
5% annual hypothetical return
Institutional Class	1,000.00	1,023.31	1.78
Advisor Class	1,000.00	1,023.31	1.78
Premier Class	1,000.00	1,022.56	2.54
Retirement Class	1,000.00	1,022.06	3.04
Retail Class	1,000.00	1,022.06	3.04

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.35% for the Institutional Class, 0.35% for the Advisor Class, 0.50% for the Premier Class, 0.60% for the Retirement Class and 0.60% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 9/30/2020
Corporate bonds	26.8
Foreign government & corporate bonds denominated in U.S. dollars	24.4
U.S. Treasury securities	14.9
Asset-backed securities	10.4
U.S. agency securities	6.5
Municipal bonds	6.0
Commercial mortgage-backed securities	5.2
Mortgage-backed securities	2.6
Bank loan obligations	1.4
Short-term investments, other assets & liabilities, net	1.8
Total	100.0

Performance for the six months ended September 30, 2020

The Short Duration Impact Bond Fund returned 5.84% for the Institutional Class, compared with the 1.41% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index. For the one-year period ended September 30, 2020, the Fund returned 4.08%, versus 3.73% for the index. The performance table shows returns for all share classes of the Fund.

Jolted by COVID-19, economy showed signs of improvement later in the period

The U.S. economy contracted sharply during the period, absorbing the impact of global measures to limit the spread of the COVID-19 pandemic. Real gross domestic product decreased by an annualized rate of 31.4% in the second quarter of 2020. As containment efforts restricted commercial operations, retail business and travel, the unemployment rate spiked to 14.7% in April 2020. However, the rate steadily declined through the rest of the period, falling to 7.9% by September. Core inflation, which measures all items except food and energy, rose 1.7% over the twelve months ended September 2020. Crude oil prices, which fell steeply in the early stages of the pandemic, climbed from $20 to $40 per barrel during the six-month period.

The Federal Reserve left historically low interest rates in place during the period, maintaining the federal funds target rate at 0.00%–0.25%. In September, policymakers indicated they will keep the key short-term interest-rate measure at this level as long as the unemployment rate remains elevated and inflation stays below 2.0%.

All major segments of the fixed-income market produced gains for the period. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. High-yield bonds performed best, with double-digit returns, followed by U.S. Treasury inflation-protected securities (TIPS) and municipal bonds. Shorter-term bonds recorded the smallest advance.

Corporate bonds drove the benchmark’s performance

All of the sectors in the benchmark posted positive returns for the six-month period. Corporate bonds—the second-largest sector with a weighting of 23.6%—was the index’s best-performing component with a return of 4.7%. Government credit securities and government agency bonds both trailed the benchmark’s return with gains of 1.1% and 0.9%, respectively. Short-term Treasuries, by far the benchmark’s largest sector with a weighting of 65.5%, underperformed with a meager gain of just 0.3%.

Fund substantially outperformed its benchmark

The Fund outpaced its benchmark for the period, primarily due to an overweight position in the strong-performing corporate bond sector. Out-of-benchmark allocations to asset-backed securities and commercial mortgage-backed securities were the next-largest contributors. Overweight positions in government agency bonds and government credit securities were also beneficial.

Although the Fund had a substantial underweight position in short-term U.S. Treasuries, which was beneficial, unfavorable yield curve positioning—how the Fund was invested across different maturities in this sector—caused it to detract from the Fund’s relative return.

26	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2020

Short Duration Impact Bond Fund		Total return		Average annual total return		Annual operating expenses*
	Inception			since
	date	6 months	1 year	inception		gross	net
Institutional Class	11/16/18	5.84%	4.08%	4.77%		1.18%	0.35%
Advisor Class	11/16/18	5.84	4.08	4.74		1.28	0.45
Premier Class	11/16/18	5.76	3.93	4.61		1.34	0.50
Retirement Class	11/16/18	5.71	3.82	4.51		1.43	0.60
Retail Class	11/16/18	5.71	3.70	4.45		1.61	0.70
Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index	—	1.41	3.73	4.30	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
‡	Performance is calculated from the inception date of the Institutional Class.
Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2020
Less than 1 year	17.1
1–3 years	38.5
3–5 years	34.2
5–10 years	9.9
Over 10 years	0.3
Total	100.0

Holdings by credit quality
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2020

U.S. Treasury & U.S. agency securities*	23.8
Aaa/AAA	11.9
Aa/AA	11.0
A/A	15.0
Baa/BBB	23.0
Ba/BB	4.0
B/B	0.2
Non-rated	11.1
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2020
Net assets	$31.26 million
Portfolio turnover rate*	75%
Number of issues	103
Option-adjusted duration‡	2.46 years
Average maturity§	2.98 years

*	The portfolio turnover rate covers the six-month period from April 1, 2020–September 30, 2020, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	27

Short-Term Bond Fund

Expense example

Six months ended September 30, 2020

Short-Term Bond Fund	Beginning account value (4/1/20)	Ending account value (9/30/20)	Expenses paid during period* (4/1/20– 9/30/20)
Actual return
Institutional Class	$1,000.00	$1,036.01	$1.38
Advisor Class	1,000.00	1,035.61	1.79
Premier Class	1,000.00	1,035.21	2.14
Retirement Class	1,000.00	1,034.70	2.65
Retail Class	1,000.00	1,034.44	2.91
Class W	1,000.00	1,037.38	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.71	1.37
Advisor Class	1,000.00	1,023.31	1.78
Premier Class	1,000.00	1,022.96	2.13
Retirement Class	1,000.00	1,022.46	2.64
Retail Class	1,000.00	1,022.21	2.89
Class W	1,000.00	1,025.07	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.27% for the Institutional Class, 0.35% for the Advisor Class, 0.42% for the Premier Class, 0.52% for the Retirement Class, 0.57% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 9/30/2020
Foreign government & corporate bonds denominated in U.S. dollars	25.4
Corporate bonds	21.4
U.S. Treasury securities	18.1
Mortgage-backed securities	12.0
Asset-backed securities	8.5
Commercial mortgage-backed securities	6.0
U.S. agency securities	2.5
Municipal bonds	2.1
Bank loan obligations	1.7
Short-term investments, other assets & liabilities, net	2.3
Total	100.0

Performance for the six months ended September 30, 2020

The Short-Term Bond Fund returned 3.60% for the Institutional Class, compared with the 1.41% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. For the one-year period ended September 30, 2020, the Fund returned 3.28%, versus 3.73% for the index. The performance table shows returns for all share classes of the Fund.

Jolted by COVID-19, economy showed signs of improvement later in the period

The U.S. economy contracted sharply during the period, absorbing the impact of global measures to limit the spread of the COVID-19 pandemic. Real gross domestic product decreased by an annualized rate of 31.4% in the second quarter of 2020. As containment efforts restricted commercial operations, retail business and travel, the unemployment rate spiked to 14.7% in April 2020. However, the rate steadily declined through the rest of the period, falling to 7.9% by September. Core inflation, which measures all items except food and energy, rose 1.7% over the twelve months ended September 2020. Crude oil prices, which fell steeply in the early stages of the pandemic, climbed from $20 to $40 per barrel during the six-month period.

The Federal Reserve left historically low interest rates in place during the period, maintaining the federal funds target rate at 0.00%–0.25%. In September, policymakers indicated they will keep the key short-term interest-rate measure at this level as long as the unemployment rate remains elevated and inflation stays below 2.0%.

All major segments of the fixed-income market produced gains for the period. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. High-yield bonds performed best, with double-digit returns, followed by U.S. Treasury inflation-protected securities (TIPS) and municipal bonds. Shorter-term bonds recorded the smallest advance.

Corporate bonds drove the benchmark’s performance

All of the sectors in the benchmark posted positive returns for the six-month period. Corporate bonds—the second-largest sector with a weighting of 23.6%—was the index’s best-performing component with a return of 4.7%. Government credit securities and government agency bonds both trailed the benchmark’s return with gains of 1.1% and 0.9%, respectively. Short-term Treasuries, by far the benchmark’s largest sector with a weighting of 65.5%, underperformed with a meager gain of just 0.3%.

Fund substantially outpaced its benchmark

The Fund outperformed its benchmark for the period, primarily due to favorable positioning in several sectors. Of particular note, the Fund’s out-of-benchmark allocation to asset-backed securities made the largest contribution to its relative return. Fund positions in the mortgage-backed securities and commercial mortgage-backed securities sectors—also not in the benchmark—were the next-largest contributors. An overweight position in the strong-performing corporate bond sector was also beneficial.

Although the Fund had a substantial underweight position in short-term U.S. Treasuries, which was beneficial, unfavorable yield curve positioning—how the Fund was invested across different maturities—within this sector caused it to detract from the Fund’s relative return.

28	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2020

Short-Term Bond Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	3.60%	3.28%	2.46%		2.05%		0.27%	0.27%
Advisor Class	12/4/15	3.56	3.10	2.38	†	2.01	†	0.35	0.35
Premier Class	9/30/09	3.52	3.13	2.30		1.91		0.42	0.42
Retirement Class	3/31/06	3.47	3.02	2.20		1.80		0.52	0.52
Retail Class	3/31/06	3.44	2.97	2.16		1.75		0.57	0.57
Class W	9/28/18	3.74	3.55	2.56	†	2.11	†	0.27	0.00
Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index	—	1.41	3.73	2.09		1.57		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2020
Less than 1 year	17.7
1–3 years	50.3
3–5 years	20.3
5–10 years	11.1
Over 10 years	0.6
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2020
U.S. Treasury & U.S. agency securities*	30.7
Aaa/AAA	12.3
Aa/AA	13.8
A/A	16.5
Baa/BBB	18.1
Ba/BB	4.0
B/B	1.0
Below B/B	0.8
Non-rated	2.8
Total	100.0
*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile
as of 9/30/2020
Net assets	$2.07 billion
Portfolio turnover rate*	91%
Portfolio turnover rate, excluding mortgage dollar-roll transactions*	90%
Number of issues	484
Option-adjusted duration‡	2.14 years
Average maturity§	2.48 years

*	The portfolio turnover rate covers the six-month period from April 1, 2020–September 30, 2020, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	29

Short-Term Bond Index Fund

Expense example

Six months ended September 30, 2020

Short-Term Bond Index Fund	Beginning account value (4/1/20)	Ending account value (9/30/20)	Expenses paid during period* (4/1/20– 9/30/20)
Actual return
Institutional Class	$1,000.00	$1,013.06	$0.50
Advisor Class	1,000.00	1,012.36	1.21
Premier Class	1,000.00	1,013.27	1.31
Retirement Class	1,000.00	1,011.79	1.77
Retail Class	1,000.00	1,011.37	2.22
Class W	1,000.00	1,013.58	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.57	0.51
Advisor Class	1,000.00	1,023.87	1.22
Premier Class	1,000.00	1,023.76	1.32
Retirement Class	1,000.00	1,023.31	1.78
Retail Class	1,000.00	1,022.86	2.23
Class W	1,000.00	1,025.07	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.10% for the Institutional Class, 0.24% for the Advisor Class, 0.26% for the Premier Class, 0.35% for the Retirement Class, 0.44% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
% of net assets
Sector	as of 9/30/2020
U.S. Treasury securities	64.3
Corporate bonds	18.7
Foreign government & corporate bonds denominated in U.S. dollars	12.9
U.S. agency securities	3.4
Mortgage-backed securities	0.3
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Performance for the six months ended September 30, 2020

The Short-Term Bond Index Fund returned 1.31% for the Institutional Class, compared with the 1.41% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. For the one-year period ended September 30, 2020, the Fund returned 3.60%, versus 3.73% for the index. The performance table shows returns for all share classes of the Fund.

Jolted by COVID-19, economy showed signs of improvement later in the period

The U.S. economy contracted sharply during the period, absorbing the impact of global measures to limit the spread of the COVID-19 pandemic. Real gross domestic product decreased by an annualized rate of 31.4% in the second quarter of 2020. As containment efforts restricted commercial operations, retail business and travel, the unemployment rate spiked to 14.7% in April 2020. However, the rate steadily declined through the rest of the period, falling to 7.9% by September. Core inflation, which measures all items except food and energy, rose 1.7% over the twelve months ended September 2020.

The Federal Reserve left historically low interest rates in place during the period, maintaining the federal funds target rate at 0.00%–0.25%. In September, policymakers indicated they will keep the key short-term interest-rate measure at this level as long as the unemployment rate remains elevated and inflation stays below 2.0%.

All major segments of the fixed-income market produced gains for the period. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. High-yield bonds performed best, with double-digit returns, followed by U.S. Treasury inflation-protected securities (TIPS) and municipal bonds. Shorter-term bonds recorded the smallest advance.

Corporate bonds drove the benchmark’s performance

All of the sectors in the benchmark posted positive returns for the six-month period. Corporate bonds—the second-largest sector with a weighting of 23.6%—was the index’s best-performing component with a return of 4.7%. Government credit securities and government agency bonds both trailed the benchmark’s return with gains of 1.1% and 0.9%, respectively. Short-term Treasuries, by far the benchmark’s largest sector with a weighting of 65.5%, underperformed with a meager gain of just 0.3%.

Fund advanced but trailed its benchmark

For the six months, the Fund underperformed its benchmark. The Fund’s return includes a deduction for expenses, while the benchmark’s does not.

The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. At times, the Fund may also invest in securities not held in the index, but which have investment characteristics that are similar to securities held in the index. During the period, this portfolio had sector returns that were similar to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.

30	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2020

Short-Term Bond Index Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	8/7/15	1.31%	3.60%	1.93%			1.94%	0.13%	0.12%
Advisor Class	12/4/15	1.24	3.45	1.82	†	1.83	†	0.27	0.26
Premier Class	8/7/15	1.33	3.54	1.78		1.78		0.28	0.27
Retirement Class	8/7/15	1.18	3.34	1.68		1.68		0.38	0.37
Retail Class	8/7/15	1.14	3.22	1.59		1.59		0.50	0.47
Class W	9/28/18	1.36	3.71	1.97	†	1.98	†	0.13	0.00
Bloomberg Barclays U.S. 1–3 Year Government/ Credit Bond Index	—	1.41	3.73	2.09		2.10	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.
Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2020
Less than 1 year	2.6
1–3 years	95.2
3–5 years	1.6
5–10 years	0.6
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 9/30/2020
U.S. Treasury & U.S. agency securities*	67.2
Aaa/AAA	5.4
Aa/AA	4.7
A/A	12.7
Baa/BBB	10.0
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2020
Net assets	$849.49 million
Portfolio turnover rate*	27%
Number of issues	731
Option-adjusted duration‡	1.91 years
Average maturity§	1.96 years

*	The portfolio turnover rate covers the six-month period from April 1, 2020–September 30, 2020, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	31

Money Market Fund

Expense example

Six months ended September 30, 2020

Money Market Fund	Beginning account value (4/1/20)	Ending account value (9/30/20)	Expenses paid during period* (4/1/20– 9/30/20)
Actual return
Institutional Class	$1,000.00	$1,000.90	$0.60
Advisor Class	1,000.00	1,001.47	0.10
Premier Class	1,000.00	1,000.39	1.10
Retirement Class	1,000.00	1,000.41	1.15
Retail Class	1,000.00	1,000.18	1.35
5% annual hypothetical return
Institutional Class	1,000.00	1,024.47	0.61
Advisor Class	1,000.00	1,024.97	0.10
Premier Class	1,000.00	1,023.97	1.12
Retirement Class	1,000.00	1,023.92	1.17
Retail Class	1,000.00	1,023.71	1.37

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.12% for the Institutional Class, 0.02% for the Advisor Class, 0.22% for the Premier Class, 0.23% for the Retirement Class and 0.27% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 9/30/2020
U.S. Treasury securities*	52.1
Floating-rate securities, government*	31.8
U.S. government agency securities*	16.2
Other assets & liabilities, net	–0.1
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Performance for the six months ended September 30, 2020

The Money Market Fund returned 0.09% for the Institutional Class, compared with the 0.02% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. For the one-year period ended September 30, 2020, the Fund returned 0.85%, versus 0.61% for the iMoneyNet average. The performance table shows returns for all share classes of the Fund.

Jolted by COVID-19, economy showed signs of improvement later in the period

The U.S. economy contracted sharply during the period, absorbing the impact of global measures to limit the spread of the COVID-19 pandemic. Real gross domestic product decreased by an annualized rate of 31.4% in the second quarter of 2020. As containment efforts restricted commercial operations, retail business and travel, the unemployment rate spiked to 14.7% in April 2020. However, the rate steadily declined through the rest of the period, falling to 7.9% by September. Core inflation, which measures all items except food and energy, rose 1.7% over the twelve months ended September 2020. Crude oil prices, which fell steeply in the early stages of the pandemic, climbed from $20 to $40 per barrel during the six-month period.

The Federal Reserve left historically low interest rates in place during the period, maintaining the federal funds target rate at 0.00%–0.25%. In September, policymakers indicated they will keep the key short-term interest-rate measure at this level as long as the unemployment rate remains elevated and inflation stays below 2.0%.

The Fed’s actions kept yields on the short-term government securities in which the Fund invests at near-zero levels. The “secured overnight financing rate” (SOFR)—a key indicator of short-term government money market rates—rose slightly from 0.01% on April 1, 2020, to 0.08% on September 30, 2020.

Early investment surge abated during the period

Due to extreme equity and bond market volatility at the beginning of the period, government-only money market funds initially attracted significant assets as investors sought the quality and relative safety of these investments. This large influx of money into the Fund was subsequently invested in the current low-rate environment, resulting in a decline in the portfolio yield, which is likely to persist for the foreseeable future. As the period progressed and markets recovered, investors felt more confident about the prospects of riskier asset classes, and the Fund’s assets declined slightly.

Fund outperformed the iMoneyNet average

For the period, the return of the Money Market Fund surpassed that of the iMoneyNet government fund average. In pursuit of additional yield, management continued its strategy of holding higher-yielding floating-rate government agency paper, which was beneficial. As of September 29, 2020, the Fund’s weighted average maturity was 42 days, versus 44 days for the iMoneyNet government fund average. iMoneyNet releases their data on a weekly basis, and September 29 was the last date of release for the month.

32	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2020

Money Market Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	0.09%	0.85%	1.06%		0.54%		0.13%	0.13%
Advisor Class	12/4/15	0.15	0.96	1.06	†	0.54	†	0.23	0.23
Premier Class	9/30/09	0.04	0.72	0.92		0.46		0.28	0.28
Retirement Class	3/31/06	0.04	0.73	0.87		0.44		0.38	0.38
Retail Class	3/31/06	0.02	0.61	0.77		0.38		0.47	0.47
iMoneyNet Money Fund Averages™—All Government§	—	0.02	0.61	0.80		0.41		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, the 7-day current and effective annualized yields and total returns would have been lower.

You could lose money by investing in this Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund’s sponsor has no legal obligation to provide support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does the total return.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
§	The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed floating-rate notes. You cannot invest directly in it.

Net annualized yield

(for the 7 days ended September 29, 2020)‡

	Current	Effective
	yield	yield
Money Market Fund
Institutional Class	0.04%	0.04%
Advisor Class	0.03	0.03
Premier Class	0.00	0.00
Retirement Class	0.00	0.00
Retail Class	0.00	0.00
iMoneyNet Money Fund Averages™—All Government§	0.01	0.01

The current yield more closely reflects current earnings than does the total return.

‡	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Fund profile

as of 9/30/2020
Net assets	$2.00 billion
Number of issues	101

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	33

Summary portfolio of investments (unaudited)

Bond Index Fund  ■  September 30, 2020

Principal	Issuer	Value	% of net assets
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	$16,663,225	0.1%
BANKS
Bank of America Corp
$96,490,000	0.981%–6.110%, 01/23/22–03/20/51	106,702,458	0.6
Other	585,372,774	3.3
692,075,232	3.9
CAPITAL GOODS	235,678,001	1.4
COMMERCIAL & PROFESSIONAL SERVICES	29,623,038	0.2
CONSUMER DURABLES & APPAREL	22,949,676	0.1
CONSUMER SERVICES	99,871,236	0.5
DIVERSIFIED FINANCIALS	529,917,740	3.0
ENERGY	389,849,030	2.2
FOOD & STAPLES RETAILING	56,119,525	0.3
FOOD, BEVERAGE & TOBACCO	213,766,331	1.3
HEALTH CARE EQUIPMENT & SERVICES	237,884,855	1.4
HOUSEHOLD & PERSONAL PRODUCTS	25,535,628	0.2
INSURANCE	149,939,230	0.9
MATERIALS	133,961,382	0.7
MEDIA & ENTERTAINMENT	216,188,517	1.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	282,642,283	1.7
REAL ESTATE	176,002,761	1.1
RETAILING	125,315,186	0.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	87,359,449	0.5
SOFTWARE & SERVICES	193,260,797	1.1
TECHNOLOGY HARDWARE & EQUIPMENT	132,237,718	0.7
TELECOMMUNICATION SERVICES	215,897,213	1.2
TRANSPORTATION	140,520,306	0.8
UTILITIES	404,145,769	2.2
TOTAL CORPORATE BONDS (Cost $4,360,303,044)	4,807,404,128	27.4
GOVERNMENT BONDS
AGENCY SECURITIES	236,648,328	1.4
FOREIGN GOVERNMENT BONDS	660,319,782	3.8
MORTGAGE BACKED
Federal Home Loan Mortgage Corp (FHLMC)
143,663,046	0.250%–4.058%, 08/24/23–04/01/50	152,867,482	0.9
Federal Home Loan Mortgage Corp Gold (FGLMC)
804,095,978	2.500%–8.000%, 12/01/20–05/01/49	858,034,079	4.8
Principal	Issuer	Value	% of net assets
MORTGAGE BACKED—continued
	Federal National Mortgage Association (FNMA)
$76,411,243	2.000%, 09/01/35	$79,443,349	0.5%
52,559,464	3.000%, 11/01/46	55,248,764	0.3
59,854,435	3.000%, 01/01/47	62,917,887	0.4
58,708,433	3.000%, 05/01/50	61,500,426	0.4
123,077,353	2.500%, 09/01/50	129,189,257	0.7
100,000,000	2.000%, 10/01/50	103,394,445	0.6
269,500,000	2.500%, 10/01/50	282,883,111	1.6
1,620,014,237	0.250%–8.000%, 11/01/20–07/01/55	1,728,182,505	9.9
	Government National Mortgage Association (GNMA)
57,983,203	2.000%, 08/20/50	60,278,166	0.4
99,266,149	3.000%, 08/20/50	104,899,753	0.6
946,636,313	2.500%–8.500%, 01/20/24–09/20/50	1,010,642,458	5.7
	Other	1,999,285	0.0
		4,691,480,967	26.8

MUNICIPAL BONDS		158,177,434	0.9
U.S. TREASURY SECURITIES
	United States Treasury Bond
179,483,000	3.500%, 02/15/39	251,949,261	1.4
44,850,000	4.375%, 11/15/39	70,072,869	0.4
48,300,000	3.125%, 11/15/41	65,265,375	0.4
45,000,000	2.750%, 11/15/47	58,477,149	0.3
48,500,000	3.125%, 05/15/48	67,426,367	0.4
82,500,000	3.000%, 02/15/49	112,773,632	0.6
469,485,000	2.250%–5.000%, 02/15/36–11/15/49	647,798,824	3.8
	United States Treasury Note
72,000,000	1.875%, 04/30/22	73,974,375	0.4
65,000,000	2.000%, 10/31/22	67,518,750	0.4
108,000,000	2.000%, 11/30/22	112,336,875	0.6
60,000,000	2.625%, 02/28/23	63,583,594	0.4
80,000,000	2.500%, 03/31/23	84,696,875	0.5
80,000,000	2.750%, 05/31/23	85,518,750	0.5
91,500,000	2.625%, 06/30/23	97,694,121	0.6
80,000,000	2.750%, 07/31/23	85,853,125	0.5
116,000,000	2.750%, 08/31/23	124,713,594	0.7
65,000,000	2.875%, 11/30/23	70,537,695	0.4
55,000,000	2.625%, 12/31/23	59,352,734	0.3
129,300,000	2.500%, 01/31/24	139,260,141	0.8
70,000,000	2.375%, 02/29/24	75,217,188	0.4
325,000,000	2.125%, 03/31/24	346,950,195	2.0
174,000,000	2.250%, 04/30/24	186,764,532	1.1
111,500,000	2.000%, 05/31/24	118,830,254	0.7
152,000,000	1.750%, 06/30/24	160,799,374	0.9
212,000,000	1.750%, 07/31/24	224,504,689	1.3
81,000,000	1.500%, 09/30/24	85,135,430	0.5
90,500,000	1.500%, 10/31/24	95,191,153	0.5
61,900,000	1.500%, 11/30/24	65,164,258	0.4
75,000,000	1.750%, 12/31/24	79,810,547	0.5
73,000,000	0.500%, 03/31/25	73,826,953	0.4
134,000,000	0.250%, 06/30/25	133,916,250	0.8
110,000,000	0.250%, 07/31/25	109,896,875	0.6
50,000,000	2.250%, 03/31/26	55,222,656	0.3
71,000,000	1.625%, 09/30/26	76,255,664	0.4
89,500,000	1.750%, 12/31/26	96,988,633	0.6
48,800,000	2.750%, 02/15/28	56,764,312	0.3
66,000,000	2.875%, 05/15/28	77,647,969	0.4
85,000,000	3.125%, 11/15/28	102,381,836	0.6
50,000,000	2.625%, 02/15/29	58,390,625	0.3
92,000,000	2.375%, 05/15/29	105,853,906	0.6
117,000,000	1.500%, 02/15/30	126,195,469	0.7

34	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Index Fund  ■  September 30, 2020

Principal	Issuer	Value	% of net assets
U.S. TREASURY SECURITIES—continued
$57,000,000	1.000%, 05/15/40	$56,100,469	0.3%
1,444,484,100	0.250%–8.000%, 07/31/21–08/15/50	1,494,397,390	8.5
		6,401,010,733	36.5
	TOTAL GOVERNMENT BONDS (Cost $11,366,195,222)	12,147,637,244	69.4
STRUCTURED ASSETS
ASSET BACKED		115,517,236	0.7
OTHER MORTGAGE BACKED		344,047,792	2.0
	TOTAL STRUCTURED ASSETS (Cost $434,541,609)	459,565,028	2.7
	TOTAL BONDS (Cost $16,161,040,232)	17,414,606,400	99.5
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		189,754,607	1.1
REPURCHASE AGREEMENT		9,965,000	0.1
TREASURY DEBT		217,000,818	1.2
	TOTAL SHORT-TERM INVESTMENTS (Cost $416,719,380)	416,720,425	2.4
	TOTAL PORTFOLIO (Cost $16,577,759,612)	17,831,326,825	101.9
	OTHER ASSETS & LIABILITIES, NET	(329,072,468)	(1.9)
	NET ASSETS	$17,502,254,357	100.0%

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 9/30/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $159,989,711 or 0.9% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	35

Summary portfolio of investments (unaudited)

Core Bond Fund  ■  September 30, 2020

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS	$1,939,207	0.0%
CAPITAL GOODS	5,910,824	0.1
COMMERCIAL & PROFESSIONAL SERVICES	17,184,455	0.2
CONSUMER DURABLES & APPAREL	1,009,516	0.0
CONSUMER SERVICES	9,299,061	0.1
DIVERSIFIED FINANCIALS	1,943,145	0.0
ENERGY	3,849,736	0.1
FOOD, BEVERAGE & TOBACCO	2,804,592	0.0
HEALTH CARE EQUIPMENT & SERVICES	16,146,089	0.2
INSURANCE	8,918,073	0.1
MATERIALS	16,145,775	0.2
MEDIA & ENTERTAINMENT	10,740,704	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9,952,459	0.1
REAL ESTATE	1,649,027	0.0
RETAILING	1,201,009	0.0
SOFTWARE & SERVICES	6,167,341	0.1
TECHNOLOGY HARDWARE & EQUIPMENT	7,595,207	0.1
TELECOMMUNICATION SERVICES	3,838,951	0.1
TRANSPORTATION	5,811,076	0.1
UTILITIES	7,569,216	0.1
TOTAL BANK LOAN OBLIGATIONS (Cost $143,252,441)	139,675,463	1.8
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	29,369,972	0.4
BANKS
Bank of America Corp
$26,650,000	2.496%, 02/13/31	27,779,665	0.4
121,690,000	0.981%–6.250%, 03/05/24–09/17/69	130,781,419	1.7
Citigroup, Inc
32,075,000	2.666%, 01/29/31	33,735,900	0.4
JPMorgan Chase & Co
105,465,000	2.301%–5.000%, 09/10/24–02/01/69	116,808,614	1.5
Other	315,428,853	4.2
624,534,451	8.2
CAPITAL GOODS	90,275,588	1.2
COMMERCIAL & PROFESSIONAL SERVICES	28,088,932	0.4
CONSUMER DURABLES & APPAREL	1,925,674	0.0
CONSUMER SERVICES	33,453,618	0.4
DIVERSIFIED FINANCIALS	289,381,281	3.9
ENERGY	252,104,511	3.4
FOOD & STAPLES RETAILING	56,321,540	0.7

Principal	Issuer	Value	% of net assets
FOOD, BEVERAGE & TOBACCO		$125,538,472	1.7%
HEALTH CARE EQUIPMENT & SERVICES		139,437,799	1.8
HOUSEHOLD & PERSONAL PRODUCTS		1,535,553	0.0
INSURANCE		106,566,416	1.4
MATERIALS		105,651,651	1.5
MEDIA & ENTERTAINMENT
	Comcast Corp
$73,955,000	1.500%–4.700%, 10/15/25–08/15/52	81,957,715	1.1
	Other	128,119,621	1.7
		210,077,336	2.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		145,223,851	1.9
REAL ESTATE		165,733,515	2.2
RETAILING		42,928,749	0.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		37,611,722	0.5
SOFTWARE & SERVICES		88,248,398	1.1
TECHNOLOGY HARDWARE & EQUIPMENT		76,136,545	1.0
TELECOMMUNICATION SERVICES
	AT&T, Inc
83,241,000	2.250%–4.500%, 06/30/22–09/15/59	88,584,201	1.2
	Verizon Communications, Inc
25,000,000	3.150%, 03/22/30	28,231,961	0.4
	Other	90,544,189	1.1
		207,360,351	2.7
TRANSPORTATION		72,667,623	1.0
UTILITIES		287,923,159	3.7
	TOTAL CORPORATE BONDS (Cost $3,026,240,099)	3,218,096,707	42.5
GOVERNMENT BONDS
AGENCY SECURITIES		29,382,374	0.4
FOREIGN GOVERNMENT BONDS		226,682,134	3.0
MORTGAGE BACKED
	Federal Home Loan Mortgage Corp (FHLMC)
41,623,749	4.000%, 09/01/49	45,917,994	0.6
	Federal Home Loan Mortgage Corp Gold (FGLMC)
23,471,654	3.500%, 10/01/45	25,890,682	0.3
27,702,763	3.500%, 08/01/46	30,526,348	0.4
138,318,722	3.000%–8.000%, 01/01/31–08/01/48	151,804,776	2.0
	Federal National Mortgage Association (FNMA)
34,000,000	2.500%, 10/25/32	35,498,125	0.5
49,000,000	2.000%, 10/25/35	50,914,062	0.7
29,612,147	4.000%, 09/01/47	31,703,738	0.4
24,273,448	4.000%, 12/01/47	27,019,903	0.4
24,632,397	3.000%, 02/25/48	26,180,928	0.4
34,746,407	3.500%, 03/01/48	36,745,716	0.5
107,000,000	2.500%, 10/01/50	112,313,517	1.5
38,000,000	2.000%, 10/25/50	39,282,500	0.5
80,000,000	3.000%, 10/25/50	83,803,125	1.1
59,000,000	2.000%, 11/25/50	60,845,466	0.8
74,000,000	2.500%, 11/25/50	77,453,559	1.0
111,000,000	3.000%, 11/25/50	116,302,852	1.5
297,844,450	0.000%–8.000%, 07/01/24–08/01/49	311,667,405	4.2

36	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Core Bond Fund  ■  September 30, 2020

Principal	Issuer	Value	% of net assets
MORTGAGE BACKED—continued
	Government National Mortgage Association (GNMA)
$138,000,000	3.000%, 10/20/46	$144,490,312	1.9%
35,000,000	2.000%, 10/20/50	36,356,250	0.5
52,000,000	2.500%, 10/20/50	54,396,875	0.7
	Other	84,206,471	1.0
		1,583,320,604	20.9
MUNICIPAL BONDS		283,566,240	3.7
U.S. TREASURY SECURITIES
	United States Treasury Bond
46,875,000	3.500%, 02/15/39	65,800,781	0.9
42,835,000	2.750%, 11/15/47	55,663,748	0.7
55,445,000	3.000%, 02/15/48	75,346,723	1.0
46,841,000	3.375%, 11/15/48	68,151,825	0.9
	United States Treasury Note
38,610,000	0.250%, 09/30/25	38,558,721	0.5
100,000,000	0.375%, 09/30/27	99,328,125	1.3
37,625,000	0.625%, 08/15/30	37,407,480	0.5
44,875,000	1.375%, 08/15/50	43,907,383	0.6
	Other	111,155,242	1.4
		595,320,028	7.8
	TOTAL GOVERNMENT BONDS (Cost $2,572,549,712)	2,718,271,380	35.8
STRUCTURED ASSETS
ASSET BACKED
	Chase Issuance Trust
	Series–2020 A1 (Class A1)
30,105,000	1.530%, 01/15/25	30,962,860	0.4
	Other	522,788,319	6.9
		553,751,179	7.3
OTHER MORTGAGE BACKED
	COMM Mortgage Trust
90,995,047	g,i 2.853%–5.463%, 10/10/29–08/15/57	95,416,693	1.3
	Other	605,746,676	8.0
		701,163,369	9.3
	TOTAL STRUCTURED ASSETS (Cost $1,239,015,718)	1,254,914,548	16.6
	TOTAL BONDS (Cost $6,837,805,674)	7,191,282,635	94.9
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
50,012,000	0.095%–0.115%, 10/21/20	50,010,333	0.7
30,429,000	0.090%–0.108%, 11/13/20	30,426,456	0.4
42,160,000	0.085%–0.100%, 12/02/20	42,153,465	0.6
38,745,000	0.110%, 02/12/21	38,730,578	0.5
26,326,000	0.110%–0.120%, 03/05/21	26,314,665	0.3
177,628,000	0.080%–0.115%, 10/07/20–03/03/21	177,602,703	2.3
	Federal National Mortgage Association (FNMA)
25,000,000	0.133%, 10/07/20	24,999,750	0.3
	Other	45,597,476	0.6
		435,835,426	5.7
Principal		Issuer	Value	% of net assets
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
$73,945,000	r	0.070%, 10/01/20	$73,945,000	1.0%
			73,945,000	1.0

TREASURY DEBT
		United States Cash Management Bill
31,350,000		0.121%, 11/03/20	31,347,333	0.4
51,335,000		0.097%–0.103%, 12/01/20	51,326,932	0.7
30,000,000		0.093%, 12/08/20	29,991,783	0.4
28,150,000		0.108%, 12/15/20	28,143,842	0.4
34,000,000		0.116%, 12/22/20	33,993,417	0.4
30,300,000		0.091%, 01/12/21	30,293,498	0.4
		United States Treasury Bill
50,000,000		0.130%, 10/08/20	49,999,368	0.7
32,375,000		0.100%, 10/22/20	32,373,348	0.4
42,570,000		0.090%, 11/27/20	42,563,260	0.6
45,893,000		0.089%–0.110%, 12/03/20	45,884,969	0.6
55,000,000		0.100%–0.115%, 12/31/20	54,985,402	0.7
72,645,000		0.095%–0.098%, 01/21/21	72,621,269	0.9
74,500,000		0.106%, 03/25/21	74,459,257	1.0
		Other	112,088,784	1.5
			690,072,462	9.1
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,199,804,840)	1,199,852,888	15.8
		TOTAL PORTFOLIO (Cost $8,180,862,955)	8,530,810,986	112.4
		OTHER ASSETS & LIABILITIES, NET	(942,396,744)	(12.4)
		NET ASSETS	$7,588,414,242	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/20, the aggregate value of these securities, including those in “Other,” is $1,452,477,170 or 19.1% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $73,945,000 on 10/1/20, collateralized by U.S. Treasury Notes valued at $75,423,955.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	37

Summary portfolio of investments (unaudited)	concluded

Core Bond Fund  ■  September 30, 2020

Forward foreign currency contracts outstanding as of September 30, 2020 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation	)
	$3,352,578	EUR	2,817,790	Citibank, N.A.	11/18/20	$45,514

Abbreviation(s):

EUR	Euro

Centrally cleared credit default swap contracts outstanding as of September 30, 2020 were as follows:

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount	*	Variation margin	Unrealized appreciation (depreciation	)
CDX-NAHYS35V1-5Y	5.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	12/20/25	50,000,000		$(74,944)	$(208,144)

*	The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

38	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Core Impact Bond Fund  ■  September 30, 2020

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
TRANSPORTATION	$2,320,852	0.0%
UTILITIES	5,158,440	0.1
TOTAL BANK LOAN OBLIGATIONS(Cost $7,427,063)	7,479,292	0.1

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	67,197,596	1.2
BANKS
BPCE S.A.
$21,400,000	g	1.652%, 10/06/26	21,403,622	0.4
Other	408,235,162	7.1
429,638,784	7.5
CAPITAL GOODS	119,140,569	2.0
COMMERCIAL & PROFESSIONAL SERVICES	783,544	0.0
CONSUMER DURABLES & APPAREL	9,498,561	0.2
CONSUMER SERVICES	76,881,455	1.3
DIVERSIFIED FINANCIALS	207,269,916	3.6
ENERGY	163,514,114	2.8
FOOD & STAPLES RETAILING	5,544,134	0.1
FOOD, BEVERAGE & TOBACCO	37,438,125	0.7
HEALTH CARE EQUIPMENT & SERVICES	26,418,165	0.5
HOUSEHOLD & PERSONAL PRODUCTS	29,062,032	0.5
INSURANCE	118,371,331	2.0
MATERIALS	158,422,785	2.7
MEDIA & ENTERTAINMENT	42,152,229	0.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	140,513,150	2.4
REAL ESTATE	115,415,110	2.0
RETAILING	51,604,495	0.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	17,008,304	0.3
SOFTWARE & SERVICES	44,952,950	0.8
TECHNOLOGY HARDWARE & EQUIPMENT	6,483,728	0.1
TRANSPORTATION	93,724,331	1.6
UTILITIES	407,825,025	7.0
TOTAL CORPORATE BONDS (Cost $2,255,946,441)	2,368,860,433	40.9

GOVERNMENT BONDS
AGENCY SECURITIES
Federal Home Loan Mortgage Corp (FHLMC)
23,000,000	0.375%, 05/05/23	23,097,091	0.4
Overseas Private Investment Corp (OPIC)
71,997,132	0.000%–4.140%, 07/17/21–07/15/38	80,017,531	1.4
Other	124,307,394	2.1
227,422,016	3.9
Principal		Issuer	Value	% of net assets
FOREIGN GOVERNMENT BONDS
		Caisse d’Amortissement de la Dette Sociale
$20,000,000	g	0.375%, 09/23/25	$19,861,600	0.3%
		Other	311,444,680	5.4
			331,306,280	5.7
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
18,700,000		0.250%, 08/24/23	18,701,622	0.3
39,317,653		4.000%, 06/01/48	43,020,286	0.8
60,155,357		0.250%–9.676%, 09/08/23–11/01/49	64,167,582	1.1
		Federal Home Loan Mortgage Corp Gold (FGLMC)
18,826,430		3.500%, 03/01/48	20,583,619	0.4
		Federal National Mortgage Association (FNMA)
43,000,000		2.500%, 10/25/32	44,894,687	0.8
52,000,000		2.000%, 10/25/35	54,031,250	0.9
28,954,544		3.500%, 03/01/48	30,620,589	0.5
18,103,243		3.500%, 04/01/48	19,137,868	0.3
77,000,000		2.500%, 10/01/50	80,823,746	1.4
37,000,000		2.000%, 10/25/50	38,248,750	0.7
67,000,000		3.000%, 10/25/50	70,185,117	1.2
54,000,000		2.000%, 11/25/50	55,689,071	1.0
75,000,000		2.500%, 11/25/50	78,500,228	1.4
81,000,000		3.000%, 11/25/50	84,869,649	1.5
233,636,873		0.000%–5.802%, 07/10/23–08/01/49	247,021,103	4.2
		Government National Mortgage Association (GNMA)
107,000,000		3.000%, 10/20/46	112,032,344	1.9
62,000,000		2.000%, 10/20/50	64,402,500	1.1
69,000,000		2.500%, 10/20/50	72,180,469	1.3
		Other	72,280,440	1.1
			1,271,390,920	21.9
MUNICIPAL BONDS
		Chicago Metropolitan Water Reclamation
		District-Greater Chicago
16,465,000		5.720%, 12/01/38	23,706,801	0.4
		Grant County Public Utility District No 2
20,000,000		2.918%, 01/01/40	20,792,000	0.4
		Other	386,468,258	6.6
			430,967,059	7.4
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
20,543,200	k	0.500%, 04/15/24	21,807,356	0.4
		United States Treasury Note
34,600,000		0.125%, 08/31/22	34,590,539	0.6
40,488,000		0.125%, 09/15/23	40,450,042	0.7
40,557,000		0.250%, 09/30/25	40,503,135	0.7
155,157,000		0.625%, 08/15/30	154,259,999	2.7
185,621,000		1.250%, 05/15/50	175,904,901	3.0
		Other	46,663,768	0.8
			514,179,740	8.9
		TOTAL GOVERNMENT BONDS (Cost $2,706,908,217)	2,775,266,015	47.8

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	39

Summary portfolio of investments (unaudited)	concluded

Core Impact Bond Fund ■ September 30, 2020

Principal	Issuer	Value	% of net assets
STRUCTURED ASSETS
ASSET BACKED		$218,250,259	3.8%
OTHER MORTGAGE BACKED		324,840,151	5.6
	TOTAL STRUCTURED ASSETS (Cost $536,382,268)	543,090,410	9.4

	TOTAL BONDS (Cost $5,499,236,981)	5,687,216,858	98.1

Shares	Company
PREFERRED STOCKS
REAL ESTATE		20,351,650	0.3
UTILITIES		20,720,980	0.4
	TOTAL PREFERRED STOCKS (Cost $47,325,000)	41,072,630	0.7

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$38,906,000	Federal Home Loan Bank (FHLB) 0.085%–0.130%, 10/07/20	38,905,611	0.7
25,000,000	0.095%, 10/20/20	24,999,208	0.4
20,460,000	0.060%–0.070%, 10/21/20	20,459,318	0.4
26,450,000	0.090%–0.100%, 10/23/20	26,449,030	0.5
50,000,000	0.080%–0.090%, 10/26/20	49,997,917	0.9
23,493,000	0.070%–0.110%, 11/06/20	23,491,356	0.4
19,985,000	0.080%–0.090%, 11/20/20	19,983,057	0.3
23,600,000	0.095%, 11/25/20	23,597,476	0.4
23,375,000	0.105%, 12/10/20	23,370,909	0.4
25,000,000	0.105%, 03/26/21	24,987,778	0.4
	Other	40,788,266	0.7
		317,029,926	5.5
Principal	Issuer	Value	% of net assets
TREASURY DEBT
$51,960,000	United States Cash Management Bill 0.065%–0.081%, 10/13/20	$51,958,809	0.9
30,000,000	0.115%, 11/03/20	29,997,448	0.5
39,225,000	0.106%, 11/10/20	39,221,404	0.7
29,600,000	0.082%, 11/17/20	29,596,329	0.5
61,270,000	0.110%–0.116%, 12/22/20	61,258,138	1.1
20,000,000	0.106%, 01/05/21	19,994,933	0.3
47,100,000	0.101%–0.116%, 01/19/21	47,084,889	0.8
	United States Treasury Bill
36,265,000	0.127%–0.140%, 10/01/20	36,265,000	0.6
50,000,000	0.081%, 10/06/20	49,999,531	0.9
24,095,000	0.083%–0.110%, 10/22/20	24,093,770	0.4
20,000,000	0.075%, 11/19/20	19,997,550	0.4
51,907,000	0.089%–0.096%, 12/03/20	51,897,916	0.9
29,770,000	0.115%, 12/31/20	29,762,098	0.5
	Other	17,672,393	0.3
		508,800,208	8.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $825,817,251)	825,830,134	14.3

	TOTAL PORTFOLIO (Cost $6,379,806,295)	6,561,598,914	113.2
	OTHER ASSETS & LIABILITIES, NET	(763,000,063)	(13.2)
	NET ASSETS	$5,798,598,851	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/20, the aggregate value of these securities, including those in “Other,” is $1,302,887,495 or 22.5% of net assets.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Forward foreign currency contracts outstanding as of September 30, 2020 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation	)
	$2,904,040	EUR	2,471,223	BANK OF AMERICA, N.A.	11/30/20	$2,998

Abbreviation(s):

EUR	Euro

40	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Core Plus Bond Fund  ■  September 30, 2020

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS		$2,877,247	0.0%
CAPITAL GOODS		3,869,955	0.1
COMMERCIAL & PROFESSIONAL SERVICES		15,318,896	0.3
CONSUMER DURABLES & APPAREL		491,192	0.0
CONSUMER SERVICES		8,427,440	0.2
DIVERSIFIED FINANCIALS		728,725	0.0
ENERGY		1,463,902	0.0
FOOD, BEVERAGE & TOBACCO		575,358	0.0
HEALTH CARE EQUIPMENT & SERVICES		9,866,692	0.2
INSURANCE		5,724,239	0.1
MATERIALS		9,717,373	0.2
MEDIA & ENTERTAINMENT		10,020,122	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		4,958,989	0.1
REAL ESTATE		1,205,023	0.0
RETAILING		6,163,568	0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		664,091	0.0
SOFTWARE & SERVICES		3,116,714	0.1
TECHNOLOGY HARDWARE & EQUIPMENT		4,663,830	0.1
TELECOMMUNICATION SERVICES		4,682,392	0.1
TRANSPORTATION		5,126,981	0.1
UTILITIES		5,229,689	0.1
	TOTAL BANK LOAN OBLIGATIONS (Cost $108,135,729)	104,892,418	2.0

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS		38,819,123	0.7
BANKS
$20,250,000	Bank of America Corp 2.496%, 02/13/31	21,108,376	0.4
56,519,000	0.981%–6.300%, 08/01/25–09/17/69	61,074,069	1.2
62,265,000	Citigroup, Inc 1.678%–6.300%, 05/15/24–03/12/69	67,213,156	1.3
13,880,000	JPMorgan Chase & Co 3.702%, 05/06/30	15,920,056	0.3
23,900,000	Wells Fargo Bank NA 2.082%, 09/09/22	24,238,424	0.5
	Other	228,088,605	4.2
		417,642,686	7.9
CAPITAL GOODS		53,384,112	1.0
COMMERCIAL & PROFESSIONAL SERVICES		40,962,247	0.8
CONSUMER DURABLES & APPAREL		6,810,793	0.1
CONSUMER SERVICES		38,619,589	0.7
Principal	Issuer	Value	% of net assets
DIVERSIFIED FINANCIALS		$257,296,816	4.8%
ENERGY		185,661,589	3.5
FOOD & STAPLES RETAILING		26,204,258	0.5
FOOD, BEVERAGE & TOBACCO		79,068,061	1.4
HEALTH CARE EQUIPMENT & SERVICES		109,498,238	2.1
HOUSEHOLD & PERSONAL PRODUCTS		3,440,221	0.1
INSURANCE		65,869,399	1.3
MATERIALS		102,341,760	1.9
MEDIA & ENTERTAINMENT
$43,555,000	Comcast Corp 1.500%–6.400%, 04/15/24–08/15/52	48,059,720	0.9
	Other	95,716,867	1.8
		143,776,587	2.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		89,412,973	1.7
REAL ESTATE		84,148,038	1.6
RETAILING		36,096,950	0.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		26,823,367	0.5
SOFTWARE & SERVICES		49,011,968	1.0
TECHNOLOGY HARDWARE & EQUIPMENT		42,625,070	0.7
TELECOMMUNICATION SERVICES
40,937,000	AT&T, Inc 3.300%–4.500%, 01/15/26–09/15/59	45,261,792	0.9
	Other	79,743,835	1.5
		125,005,627	2.4
TRANSPORTATION		50,399,646	1.0
UTILITIES		186,150,188	3.5
	TOTAL CORPORATE BONDS (Cost $2,135,701,050)	2,259,069,306	42.5

GOVERNMENT BONDS
AGENCY SECURITIES		2,744,036	0.1
FOREIGN GOVERNMENT BONDS		169,629,187	3.2
MORTGAGE BACKED
73,234,754	Federal Home Loan Mortgage Corp (FHLMC) 3.000%, 11/01/49	77,901,472	1.5
18,661,958	Federal Home Loan Mortgage Corp Gold (FGLMC) 3.500%, 08/01/46	20,564,065	0.4
28,216,512	3.000%, 02/01/47	29,595,365	0.6
31,233,783	3.500%, 03/01/48	34,149,029	0.6
18,974,924	4.500%, 08/01/48	20,983,753	0.4
26,000,000	Federal National Mortgage Association (FNMA) 2.000%, 10/25/35	27,015,625	0.5
14,021,526	3.000%, 05/01/40	14,715,556	0.3
30,196,888	3.000%, 11/01/46	31,741,967	0.6
32,140,430	3.500%, 01/01/47	34,026,893	0.6
32,208,558	4.000%, 09/01/47	34,483,541	0.7
18,957,805	3.500%, 01/01/48	20,969,661	0.4
18,585,099	3.000%, 02/25/48	19,753,463	0.4
70,000,000	2.500%, 10/01/50	73,476,133	1.4

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	41

Summary portfolio of investments (unaudited)	continued

Core Plus Bond Fund ■ September 30, 2020

Principal		Issuer	Value	% of net assets
MORTGAGE BACKED—continued
$26,000,000		2.000%, 10/25/50	$26,877,500	0.5%
54,000,000		2.000%, 11/25/50	55,689,071	1.1
70,000,000		2.500%, 11/25/50	73,266,880	1.4
30,000,000		3.000%, 11/25/50	31,433,203	0.6
227,649,130		0.000%–9.000%, 10/25/21–08/01/49	238,683,588	4.4
66,000,000		Government National Mortgage Association (GNMA) 3.000%, 10/20/46	69,104,062	1.3
44,000,000		2.000%, 10/20/50	45,705,000	0.9
42,000,000		2.500%, 10/20/50	43,935,938	0.8
		Other	101,308,085	1.9
			1,125,379,850	21.3
MUNICIPAL BONDS			239,431,301	4.5
U.S. TREASURY SECURITIES
21,860,800	k	United States Treasury Inflation Indexed Bonds 0.125%, 04/15/21	21,954,733	0.4
90,000,000		United States Treasury Note 1.125%, 08/15/40	88,312,500	1.7
95,407,000		1.250%, 05/15/50	90,413,040	1.7
18,600,000		1.375%, 08/15/50	18,198,937	0.3
		Other	37,485,399	0.7
			256,364,609	4.8
		TOTAL GOVERNMENT BONDS (Cost $1,748,320,192)	1,793,548,983	33.9

STRUCTURED ASSETS
ASSET BACKED			376,359,047	7.1
OTHER MORTGAGE BACKED
13,907,213	g,i	BX Commercial Mortgage Trust Series–2019 XL (Class A) 1.072%, 10/15/36	13,903,037	0.3
20,000,000	g	COMM Mortgage Trust Series–2012 CR2 (Class A3) 2.841%, 08/15/45	20,467,084	0.4
69,080,577	g,i	2.972%–5.463%, 03/10/46–05/10/51	69,941,346	1.3
14,346,000	i	GS Mortgage Securities Corp II Series–2018 GS9 (Class AAB) 3.978%, 03/10/51	16,219,668	0.3
12,304,000		Morgan Stanley Bank of America Merrill Lynch Trust Series–2015 C20 (Class A4) 3.249%, 02/15/48	13,323,988	0.3
		Other	436,521,809	8.2
			570,376,932	10.8
		TOTAL STRUCTURED ASSETS (Cost $942,732,004)	946,735,979	17.9

		TOTAL BONDS (Cost $4,826,753,275)	4,999,354,268	94.4

Shares		Company

COMMON STOCKS
ENERGY			566,588	0.0
RETAILING			1,108	0.0
		TOTAL COMMON STOCKS (Cost $1,704,219)	567,696	0.0
Shares		Company	Value	% of net assets
PREFERRED STOCKS
BANKS			$5,338,000	0.1%
DIVERSIFIED FINANCIALS			3,916,833	0.1

		TOTAL PREFERRED STOCKS (Cost $8,844,409)	9,254,833	0.2

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$25,000,000		Federal Agricultural Mortgage Corp (FAMC) 0.080%, 10/21/20	24,999,167	0.5
17,595,000		Federal Home Loan Bank (FHLB) 0.075%–0.095%, 10/09/20	17,594,765	0.3
31,000,000		0.095%–0.100%, 10/20/20	30,999,018	0.6
39,208,000		0.090%–0.095%, 10/28/20	39,206,236	0.7
45,534,000		0.090%, 10/30/20	45,531,799	0.9
18,101,000		0.090%, 11/13/20	18,099,487	0.3
29,420,000		0.090%, 11/23/20	29,416,968	0.5
20,675,000		0.105%, 12/10/20	20,671,382	0.4
24,242,000		0.110%, 03/17/21	24,230,754	0.5
20,000,000		Federal National Mortgage Association (FNMA) 0.200%, 10/16/20	19,999,500	0.4
		Other	36,436,340	0.8
			307,185,416	5.9
REPURCHASE AGREEMENT
58,155,000	r	Fixed Income Clearing Corp (FICC) 0.070%, 10/01/20	58,155,000	1.1
			58,155,000	1.1
TREASURY DEBT
15,000,000		United States Cash Management Bill 0.115%, 11/03/20	14,998,724	0.3
27,995,000		0.093%, 11/17/20	27,991,528	0.5
33,000,000		0.116%, 12/22/20	32,993,611	0.6
37,055,000		United States Treasury Bill 0.090%–0.130%, 10/15/20	37,053,811	0.7
36,080,000		0.103%–0.106%, 10/22/20	36,078,159	0.7
37,774,000		0.082%–0.083%, 11/05/20	37,770,603	0.7
43,640,000		0.091%, 12/03/20	43,632,363	0.8
50,959,000		0.095%–0.115%, 12/31/20	50,945,474	1.0
		Other	12,116,889	0.2
			293,581,162	5.5
		TOTAL SHORT-TERM INVESTMENTS (Cost $658,910,854)	658,921,578	12.5

		TOTAL PORTFOLIO (Cost $5,604,348,486)	5,772,990,793	109.0
		OTHER ASSETS & LIABILITIES, NET	(475,327,099)	(9.0)
		NET ASSETS	$5,297,663,694	100.0%

42	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Core Plus Bond Fund ■ September 30, 2020

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/20, the aggregate value of these securities, including those in “Other,” is $1,322,608,536 or 25.0% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $58,155,000 on 10/1/20, collateralized by U.S. Treasury Notes valued at $59,318,106.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of September 30, 2020 were as follows:

	Number of long (short	)				Unrealized appreciation
Description	contracts		Expiration date	Notional amount	Value	(depreciation	)
US 5 Year Note (CBT)	(929)		12/31/20	$(116,918,899)	$(117,083,031)	$(164,132)

Forward foreign currency contracts outstanding as of September 30, 2020 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation	)
	$1,564,538	EUR	1,314,970	CITIBANK N.A.	11/18/20	$ 21,240

Abbreviation(s):

EUR	Euro

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	43

Summary portfolio of investments (unaudited)

5–15 Year Laddered Tax-Exempt Bond Fund  ■  September 30, 2020

Principal	Issuer	Value	% of net assets
LONG-TERM MUNICIPAL BONDS
ALABAMA
	Lower Alabama Gas District
$2,900,000	4.000%, 12/01/50	$3,321,254	1.2%
	Other	3,289,208	1.1
		6,610,462	2.3
ALASKA
	Borough of Matanuska-Susitna AK
2,570,000	5.000%, 09/01/25	3,056,090	1.1
	Other	592,710	0.2
		3,648,800	1.3
ARIZONA
	Chandler Industrial Development Authority
2,000,000	5.000%, 06/01/49	2,308,180	0.8
	Other	470,165	0.2
		2,778,345	1.0
ARKANSAS		2,269,180	0.9
CALIFORNIA
	California Health Facilities Financing Authority
1,510,000	5.000%, 09/01/33	1,788,187	0.6
	City of Los Angeles Department of Airports
2,000,000	5.000%, 05/15/27	2,416,100	0.9
	Other	4,257,997	1.6
		8,462,284	3.1
COLORADO
	City & County of Denver CO Airport System Revenue
1,500,000	5.000%, 11/15/30	1,834,035	0.7
	Other	1,942,295	0.7
		3,776,330	1.4
CONNECTICUT
	City of Bridgeport CT
1,900,000	5.000%, 06/01/34	2,277,188	0.8
	University of Connecticut
2,000,000	5.000%, 03/15/28	2,401,980	0.9
	Other	7,496,320	2.7
		12,175,488	4.4
DISTRICT OF COLUMBIA		1,186,463	0.4
FLORIDA
	Escambia County Health Facilities Authority
3,000,000	5.000%, 08/15/32	3,713,160	1.3
	Miami-Dade County Expressway Authority
1,375,000	5.000%, 07/01/31	1,651,870	0.6
	Port St. Lucie Community Redevelopment Agency
2,180,000	5.000%, 01/01/26	2,662,020	1.0
	Other	7,212,156	2.6
		15,239,206	5.5
Principal	Issuer	Value	% of net assets
GEORGIA
	Brookhaven Development Authority
$1,250,000	5.000%, 07/01/27	$1,594,400	0.6%
	Other	8,078,540	2.8
		9,672,940	3.4
GUAM		470,806	0.2
HAWAII
	City & County of Honolulu HI
1,275,000	5.000%, 09/01/27	1,652,910	0.6
	Other	2,381,350	0.8
		4,034,260	1.4
ILLINOIS
	Chicago Board of Education
1,500,000	5.000%, 12/01/26	1,685,880	0.6
	Chicago Midway International Airport
2,000,000	5.000%, 01/01/26	2,370,700	0.9
	City of Chicago IL
3,250,000	5.000%, 01/01/28	3,512,047	1.3
	City of Chicago IL Wastewater Transmission Revenue
1,500,000	5.000%, 01/01/22	1,581,480	0.6
	City of Chicago IL, GO
1,500,000	5.500%, 01/01/35	1,574,970	0.6
	County of Cook IL
1,750,000	5.000%, 11/15/31	2,075,395	0.7
	Metropolitan Water Reclamation District of
	Greater Chicago
2,000,000	5.000%, 12/01/30	2,453,260	0.9
	Sales Tax Securitization Corp
1,500,000	5.000%, 01/01/30	1,799,340	0.6
	State of Illinois
2,000,000	5.000%, 06/01/28	2,157,100	0.8
	Wheaton College
2,000,000	0.900%, 10/01/35	2,000,000	0.7
	Other	15,905,118	5.5
		37,115,290	13.2
INDIANA
	City of Whiting IN
1,365,000	5.000%, 12/01/44	1,668,849	0.6
		1,668,849	0.6
IOWA		598,951	0.2
KENTUCKY
	Kentucky Turnpike Authority
2,000,000	5.000%, 07/01/26	2,439,840	0.9
	Other	2,962,525	1.0
		5,402,365	1.9
LOUISIANA		4,340,228	1.6
MAINE		412,500	0.2
MARYLAND
	County of Baltimore MD
2,000,000	4.000%, 01/01/29	2,307,320	0.8
		2,307,320	0.8

44	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

5–15 Year Laddered Tax-Exempt Bond Fund  ■  September 30, 2020

Principal	Issuer	Value	% of net assets
MASSACHUSETTS		$607,650	0.2%
MICHIGAN
	Michigan Finance Authority
$2,000,000	5.000%, 04/01/25	2,369,240	0.9
2,000,000	5.000%, 11/15/28	2,450,400	0.9
1,650,000	5.000%, 07/01/44	1,787,462	0.6
	State of Michigan Trunk Line Revenue
1,750,000	5.000%, 11/15/30	2,408,070	0.9
	Other	2,033,166	0.8
		11,048,338	4.1
MINNESOTA		2,613,616	0.9
MISSISSIPPI		5,118,154	1.8
MISSOURI
	St. Louis Municipal Finance Corp
1,745,000	5.000%, 02/15/26	2,054,214	0.7
	Other	5,031,578	1.7
		7,085,792	2.4
NATIONAL		1,000,000	0.4
NEBRASKA		272,670	0.1
NEVADA		1,185,100	0.4
NEW JERSEY
	New Jersey Economic Development Authority
3,500,000	5.000%, 11/01/35	4,045,265	1.5
	New Jersey Transportation Trust Fund Authority
5,000,000	5.000%, 06/15/34	5,766,850	2.1
	Other	4,969,550	1.7
		14,781,665	5.3
NEW YORK
	New York State Dormitory Authority
1,750,000	5.000%, 07/01/33	2,018,135	0.7
	Port Authority of New York & New Jersey
1,500,000	5.000%, 07/15/31	1,934,955	0.7
	Other	13,128,403	4.8
		17,081,493	6.2
NORTH CAROLINA
	County of Duplin NC
1,355,000	5.000%, 04/01/27	1,637,626	0.6
	Other	3,042,479	1.0
		4,680,105	1.6
NORTH DAKOTA		1,058,500	0.4
OHIO
	County of Miami OH
1,500,000	5.000%, 08/01/32	1,871,805	0.7
	Other	5,020,952	1.8
		6,892,757	2.5
Principal		Issuer	Value	% of net assets
OKLAHOMA
		Oklahoma Development Finance Authority
$1,500,000		5.250%, 08/15/48	$1,742,235	0.6%
		Other	917,505	0.3
			2,659,740	0.9
OREGON
		Oregon State Business Development Commission
3,000,000	†,g,q	6.500%, 04/01/31	1,945,470	0.7
		Other	2,540,526	1.0
			4,485,996	1.7
PENNSYLVANIA
		Pennsylvania Economic Development Financing Authority
2,000,000		5.000%, 12/31/25	2,360,700	0.9
		School District of the City of Erie
1,500,000		5.000%, 04/01/28	1,926,285	0.7
		Other	8,780,649	3.2
			13,067,634	4.8
RHODE ISLAND			1,017,159	0.4
SOUTH CAROLINA			887,746	0.3
SOUTH DAKOTA			565,700	0.2
TENNESSEE
		Metropolitan Nashville Airport Authority
2,305,000		5.000%, 07/01/35	2,854,028	1.0
		Other	860,828	0.3
			3,714,856	1.3
TEXAS
		City of El Paso TX Airport Revenue
2,000,000		5.000%, 08/15/28	2,464,740	0.9
		City of Houston TX
1,970,000		5.000%, 03/01/32	2,436,673	0.9
		City of Houston TX Combined Utility System Revenue
4,000,000		5.000%, 11/15/29	5,426,800	2.0
		City of Lubbock TX
1,500,000		5.000%, 02/15/25	1,799,115	0.6
		Texas Municipal Gas Acquisition & Supply Corp III
1,545,000		5.000%, 12/15/32	1,649,983	0.6
		Texas Private Activity Bond Surface
		Transportation Corp
2,500,000		5.000%, 12/31/35	3,087,000	1.1
		Other	17,573,618	6.3
			34,437,929	12.4
UTAH			3,004,518	1.1
VIRGIN ISLANDS
		Virgin Islands Public Finance Authority
2,000,000	g	5.000%, 09/01/25	2,312,780	0.8
2,500,000	g	5.000%, 09/01/33	2,783,950	1.0
			5,096,730	1.8

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	45

Summary portfolio of investments (unaudited)	concluded

5–15 Year Laddered Tax-Exempt Bond Fund  ■  September 30, 2020

Principal	Issuer	Value	% of net assets
WASHINGTON		$1,791,990	0.6%
WEST VIRGINIA		3,717,365	1.3
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $257,766,661)	270,043,270	97.0
	TOTAL PORTFOLIO (Cost $257,766,661)	270,043,270	97.0
	OTHER ASSETS & LIABILITIES, NET	8,452,855	3.0
	NET ASSETS	$278,496,125	100.0%

Abbreviation(s):
GO	General Obligation

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/20, the aggregate value of these securities, including those in “Other,” is $11,115,011 or 4.0% of net assets.
q	In default

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

46	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Green Bond Fund  ■  September 30, 2020

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
UTILITIES
		ExGen Renewables IV LLC
$425,561	i	4.000%, 11/28/24, LIBOR 3 M + 3.000%	$424,365	1.0%
			424,365	1.0
		TOTAL BANK LOAN OBLIGATIONS (Cost $422,452)	424,365	1.0

BONDS
CORPORATE BONDS
BANKS
		Bank of America Corp
475,000		2.456%, 10/22/25	500,894	1.2
		Citigroup, Inc
500,000		1.678%, 05/15/24	512,175	1.2
		HSBC Holdings plc
500,000		3.033%, 11/22/23	521,535	1.2
		ING Groep NV
450,000	g	1.400%, 07/01/26	455,033	1.1
		Other	1,244,448	2.9
			3,234,085	7.6
CAPITAL GOODS
		Xylem, Inc
375,000		1.950%–2.250%, 01/30/28–01/30/31	393,217	1.0
		Other	519,915	1.2
			913,132	2.2
CONSUMER SERVICES			528,250	1.3
DIVERSIFIED FINANCIALS			250,074	0.6
FOOD & STAPLES RETAILING			252,006	0.6
FOOD, BEVERAGE & TOBACCO			268,078	0.6
HEALTH CARE EQUIPMENT & SERVICES
		Kaiser Foundation Hospitals
400,000		3.150%, 05/01/27	447,832	1.1
			447,832	1.1
MATERIALS
		Inversiones CMPC S.A.
525,000	g	4.375%, 04/04/27	584,724	1.4
		Other	542,048	1.3
			1,126,772	2.7
MEDIA & ENTERTAINMENT			640,593	1.5
REAL ESTATE
		Alexandria Real Estate Equities, Inc
500,000		4.000%, 01/15/24	549,794	1.3
		HAT Holdings I LLC
275,000	g	5.250%, 07/15/24	286,569	0.7
500,000		3.750%–6.000%, 04/15/25–09/15/30	516,950	1.2
		Other	247,658	0.6
			1,600,971	3.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			273,480	0.6
Principal		Issuer	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
		Apple, Inc
$500,000		3.000%, 06/20/27	$563,803	1.3%
			563,803	1.3
UTILITIES
		Avangrid, Inc
600,000		3.200%, 04/15/25	660,237	1.6
		Azure Power Energy Ltd
500,000	g	5.500%, 11/03/22	509,366	1.2
		Clearway Energy Operating LLC
300,000	g	4.750%, 03/15/28	311,250	0.7
		DTE Electric Co
250,000		4.050%, 05/15/48	314,683	0.7
		Electricite de France S.A.
250,000	g	3.625%, 10/13/25	279,926	0.7
		Georgia Power Co
500,000		3.250%, 04/01/26	554,028	1.3
		MidAmerican Energy Co
600,000		3.650%, 08/01/48	706,953	1.7
		NorthWestern Corp
250,000		4.176%, 11/15/44	293,259	0.7
		Public Service Co of Colorado
529,000		3.700%, 06/15/28	617,032	1.5
250,000		3.200%, 03/01/50	283,709	0.7
		Southwestern Public Service Co
500,000		3.750%, 06/15/49	588,860	1.4
500,000		3.150%, 05/01/50	537,919	1.3
		Topaz Solar Farms LLC
261,520	g	4.875%, 09/30/39	289,120	0.7
		Westar Energy, Inc
750,000		2.550%, 07/01/26	812,678	1.9
		Other	2,705,883	6.3
			9,464,903	22.4
		TOTAL CORPORATE BONDS (Cost $18,273,043)	19,563,979	46.3

GOVERNMENT BONDS
AGENCY SECURITIES
		Overseas Private Investment Corp (OPIC)
236,800		3.590%, 06/15/35	279,939	0.7
736,800		1.790%–3.050%, 10/15/29–06/15/35	805,768	1.9
		United States International Development Finance Corp
500,000		1.050%–1.630%, 10/15/29–07/15/38	513,093	1.2
			1,598,800	3.8
FOREIGN GOVERNMENT BONDS
		Asian Development Bank
579,000		1.750%, 08/14/26	618,800	1.5
250,000		3.125%, 09/26/28	296,711	0.7
		Chile Government International Bond
250,000		3.500%, 01/25/50	285,000	0.7
		International Bank for Reconstruction & Development
500,000		2.125%, 03/03/25	537,526	1.3
500,000		3.125%, 11/20/25	567,278	1.3
		Perusahaan Penerbit SBSN Indonesia III
300,000	g	3.750%, 03/01/23	318,390	0.7
		Other	1,499,160	3.5
			4,122,865	9.7

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	47

Summary portfolio of investments (unaudited)	concluded

Green Bond Fund  ■  September 30, 2020

Principal		Issuer	Value	% of net assets
MUNICIPAL BONDS
		City of Austin TX Electric Utility Revenue
$360,000		2.677%, 11/15/25	$395,579	0.9%
		City of Cleveland OH Income Tax Revenue
300,000		3.072%, 10/01/41	303,054	0.7
		Grant County Public Utility District No 2
600,000		1.544%, 01/01/23	614,442	1.5
		Metropolitan Transportation Authority
500,000		5.175%, 11/15/49	545,905	1.3
		Mount Shasta Public Financing Authority
875,000		2.625%–3.000%, 08/01/35–08/01/39	932,114	2.1
		Ohio Air Quality Development Authority
500,000	g	4.500%, 01/15/48	534,545	1.3
		State of California
500,000	i	0.937%, 04/01/47, LIBOR 1 M + 0.780%	499,695	1.2
		Warm Springs Reservation Confederated Tribe
500,000	g	2.800%, 11/01/22	510,035	1.2
		Other	1,091,220	2.6
			5,426,589	12.8

		TOTAL GOVERNMENT BONDS (Cost $10,558,409)	11,148,254	26.3

STRUCTURED ASSETS

ASSET BACKED
		HERO Funding Trust
		Series–2016 3A (Class A2)
356,339	g	3.910%, 09/20/42	368,147	0.9
		Series–2017 3A (Class A2)
442,678	g	3.950%, 09/20/48	464,209	1.1
980,989	g	2.720%–4.460%, 09/20/41–09/20/57	1,013,936	2.4
		Sunrun Atlas Issuer LLC
		Series–2019 2 (Class A)
491,441	g	3.610%, 02/01/55	514,790	1.2
		Sunrun Callisto Issuer LLC
		Series–2019 1A (Class A)
446,153	g	3.980%, 06/30/54	457,211	1.1
		Tesla Auto Lease Trust
		Series–2018 B (Class A)
502,371	g	3.710%, 08/20/21	507,088	1.2
954,645	g	0.780%–2.200%, 04/20/22–12/20/23	971,593	2.3
		Other	1,100,443	2.6
			5,397,417	12.8

OTHER MORTGAGE BACKED
		COMM Mortgage Trust
		Series–2015 3BP (Class A)
500,000	g	3.178%, 02/10/35	535,983	1.3
		CPT Mortgage Trust
		Series–2019 CPT (Class A)
500,000	g	2.865%, 11/13/39	544,260	1.3
		Manhattan West
		Series–2020 1MW (Class B)
500,000	g,i	2.413%, 09/10/39	511,987	1.2
Principal		Issuer	Value	% of net assets
OTHER MORTGAGE BACKED—continued
		One Bryant Park Trust
		Series–2019 OBP (Class A)
$500,000	g	2.516%, 09/15/54	$531,678	1.3%
		Other	1,023,595	2.3
			3,147,503	7.4
		TOTAL STRUCTURED ASSETS (Cost $8,289,940)	8,544,920	20.2
		TOTAL BONDS (Cost $37,121,392)	39,257,153	92.8

Shares		Company

PREFERRED STOCKS
REAL ESTATE			377,000	0.9
UTILITIES
20,000	*	Brookfield Infrastructure Partners LP	515,000	1.2
16,000		Brookfield Renewable Partners LP	420,960	1.0
			935,960	2.2
		TOTAL PREFERRED STOCKS (Cost $1,400,000)	1,312,960	3.1

Principal		Issuer

SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
$2,120,000	r	0.070%, 10/01/20	2,120,000	5.0
			2,120,000	5.0
		TOTAL SHORT-TERM INVESTMENTS (Cost $2,120,000)	2,120,000	5.0
		TOTAL PORTFOLIO (Cost $41,063,844)	43,114,478	101.9
		OTHER ASSETS & LIABILITIES, NET	(790,712)	(1.9)

		NET ASSETS	$42,323,766	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/20, the aggregate value of these securities, including those in “Other,” is $17,020,297 or 40.2% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $2,120,000 on 10/1/20, collateralized by U.S. Treasury Notes valued at $2,162,494.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

48	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

High-Yield Fund  ■  September 30, 2020

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS			$11,208,841	0.3%
CAPITAL GOODS			21,866,437	0.6
COMMERCIAL & PROFESSIONAL SERVICES			33,466,775	0.9
CONSUMER SERVICES			1,991,250	0.0
ENERGY			12,854,938	0.3
HEALTH CARE EQUIPMENT & SERVICES
		RegionalCare Hospital Partners Holdings, Inc
$18,648,659	i	3.897%, 11/16/25, LIBOR 1 M + 3.750%	18,089,199	0.5
		Other	17,604,394	0.5
			35,693,593	1.0
HOUSEHOLD & PERSONAL PRODUCTS			9,922,800	0.3
INSURANCE			24,896,708	0.7
MEDIA & ENTERTAINMENT			8,219,817	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			17,844,310	0.5
REAL ESTATE			4,252,636	0.1
RETAILING			19,014,297	0.5
SOFTWARE & SERVICES			12,542,986	0.3
UTILITIES			3,038,076	0.1

		TOTAL BANK LOAN OBLIGATIONS (Cost $233,207,906)	216,813,464	5.8
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS
		Gates Global LLC
22,075,000	g	6.250%, 01/15/26	22,682,063	0.6
		Goodyear Tire & Rubber Co
25,000,000		9.500%, 05/31/25	27,125,750	0.7
		IHO Verwaltungs GmbH
19,800,000	g,o	6.375%, 05/15/29	21,087,000	0.6
		Other	94,415,678	2.6
			165,310,491	4.5
CAPITAL GOODS
		H&E Equipment Services, Inc
15,500,000		5.625%, 09/01/25	16,158,750	0.4
		Other	120,651,936	3.3
			136,810,686	3.7
COMMERCIAL & PROFESSIONAL SERVICES
		Prime Security Services Borrower LLC
25,075,000	g	5.750%, 04/15/26	26,814,704	0.7
18,100,000	g	6.250%, 01/15/28	18,326,250	0.5
		Other	125,578,994	3.4
			170,719,948	4.6
Principal		Issuer	Value	% of net assets
CONSUMER DURABLES & APPAREL
		Mattel, Inc
$18,050,000	g	6.750%, 12/31/25	$19,042,750	0.5%
		Other	58,840,635	1.6
			77,883,385	2.1
CONSUMER SERVICES
		Live Nation Entertainment, Inc
16,425,000	g	6.500%, 05/15/27	17,726,517	0.5
		Other	149,622,977	4.0
			167,349,494	4.5
DIVERSIFIED FINANCIALS
		Ford Motor Credit Co LLC
25,400,000		4.063%, 11/01/24	25,368,250	0.7
		Other	136,579,012	3.6
			161,947,262	4.3
ENERGY
		Leviathan Bond Ltd
38,000,000		5.750%–6.750%, 06/30/23–06/30/30	39,237,590	1.0
		Occidental Petroleum Corp
17,875,000		6.375%, 09/01/28	16,546,888	0.4
79,235,000		2.700%–8.875%, 02/15/22–09/15/36	75,322,981	1.9
		Targa Resources Partners LP
39,475,000		4.875%–6.500%, 02/01/25–02/01/31	39,400,154	1.2
		USA Compression Partners LP
18,000,000		6.875%, 04/01/26	17,842,500	0.5
		Other	369,225,732	9.9
			557,575,845	14.9
FOOD & STAPLES RETAILING			41,191,513	1.1
FOOD, BEVERAGE & TOBACCO
		Kraft Heinz Foods Co
22,775,000	g	3.875%, 05/15/27	24,259,930	0.7
17,275,000	g	4.250%, 03/01/31	18,940,316	0.5
		Other	27,707,574	0.7
			70,907,820	1.9
HEALTH CARE EQUIPMENT & SERVICES
		Centene Corp
15,682,000		4.750%, 01/15/25	16,117,960	0.4
22,050,000		3.375%, 02/15/30	22,876,875	0.6
		CHS/Community Health Systems, Inc
40,125,000		6.250%–8.625%, 03/31/23–12/15/27	39,148,300	1.1
		DaVita, Inc
17,815,000	g	4.625%, 06/01/30	18,285,316	0.5
18,750,000	g	3.750%, 02/15/31	18,066,562	0.5
		HCA, Inc
33,350,000		5.375%, 02/01/25	36,518,250	1.0
		Tenet Healthcare Corp
23,125,000		4.625%, 07/15/24	23,182,813	0.6
17,050,000	g	6.125%, 10/01/28	16,602,438	0.4
		Other	100,612,205	2.7
			291,410,719	7.8

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	49

Summary portfolio of investments (unaudited)	continued

High-Yield Fund  ■  September 30, 2020

Principal		Issuer	Value	% of net assets
MATERIALS
		Freeport-McMoRan, Inc
$14,250,000		5.450%, 03/15/43	$15,821,205	0.4%
		Nova Chemicals Corp
30,000,000	g	4.875%, 06/01/24	29,784,750	0.8
		OCI NV
16,000,000	g	6.625%, 04/15/23	16,544,000	0.4
		Other	236,562,960	6.4
			298,712,915	8.0
MEDIA & ENTERTAINMENT
		CCO Holdings LLC
19,025,000	g	4.250%, 02/01/31	19,708,023	0.5
		CSC Holdings LLC
14,250,000	g	7.500%, 04/01/28	15,742,402	0.4
27,600,000	g	4.625%, 12/01/30	27,730,548	0.7
23,400,000	g	3.375%, 02/15/31	22,657,050	0.6
		DISH DBS Corp
17,400,000		7.375%, 07/01/28	17,922,000	0.5
		Sirius XM Radio, Inc
19,775,000	g	4.125%, 07/01/30	20,265,222	0.5
		Other	207,213,734	5.6
			331,238,979	8.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Horizon Pharma USA, Inc
14,600,000	g	5.500%, 08/01/27	15,494,250	0.4
		VRX Escrow Corp
15,100,000	g	6.125%, 04/15/25	15,458,625	0.4
		Other	56,866,314	1.6
			87,819,189	2.4
REAL ESTATE			74,250,834	2.1
RETAILING
		PetSmart, Inc
22,800,000	g	7.125%, 03/15/23	22,999,500	0.6
21,000,000	g	8.875%, 06/01/25	21,786,450	0.6
		Staples, Inc
31,700,000	g	10.750%, 04/15/27	25,419,438	0.7
		Other	104,409,196	2.8
			174,614,584	4.7
SOFTWARE & SERVICES
		Refinitiv US Holdings, Inc
16,475,000	g	6.250%, 05/15/26	17,587,062	0.5
		Other	59,420,021	1.5
			77,007,083	2.0
TECHNOLOGY HARDWARE & EQUIPMENT
		CommScope Technologies LLC
17,453,000	g	6.000%, 06/15/25	17,689,488	0.5
		Other	49,943,977	1.3
			67,633,465	1.8
TELECOMMUNICATION SERVICES
		Altice France S.A.
19,150,000	g	7.375%, 05/01/26	20,067,285	0.5
		Avaya, Inc
16,775,000	g	6.125%, 09/15/28	17,131,469	0.5
Principal		Issuer	Value	% of net assets
TELECOMMUNICATION SERVICES—continued
		CenturyLink, Inc
$17,300,000		5.800%, 03/15/22	$17,905,500	0.5%
16,400,000		7.500%, 04/01/24	18,361,440	0.5
		Front Range BidCo, Inc
16,600,000	g	4.000%, 03/01/27	16,338,135	0.4
		T-Mobile USA, Inc
22,000,000		5.125%, 04/15/25	22,481,140	0.6
		Other	108,303,543	2.9
			220,588,512	5.9
TRANSPORTATION
		Delta Air Lines, Inc
14,206,000	g	7.000%, 05/01/25	15,595,631	0.4
		Mileage Plus Holdings LLC
19,450,000	g	6.500%, 06/20/27	20,252,312	0.5
		Other	24,452,743	0.7
			60,300,686	1.6
UTILITIES
		Calpine Corp
17,125,000	g	5.250%, 06/01/26	17,811,199	0.5
		Pacific Gas and Electric Co
30,950,000		3.500%, 08/01/50	27,881,428	0.7
		Other	66,076,927	1.8
			111,769,554	3.0
		TOTAL CORPORATE BONDS (Cost $3,317,693,995)	3,345,042,964	89.7
		TOTAL BONDS (Cost $3,317,693,995)	3,345,042,964	89.7

Shares		Company
COMMON STOCKS
ENERGY			3,798,490	0.1
		TOTAL COMMON STOCKS (Cost $10,719,600)	3,798,490	0.1

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$48,619,000		Federal Home Loan Bank (FHLB)0.075%, 10/23/20	48,617,217	1.2
			48,617,217	1.2
TREASURY DEBT
		United States Cash Management Bill
74,273,000		0.065%–0.070%, 10/13/20	74,271,298	2.0
55,285,000		0.115%, 11/03/20	55,280,297	1.5
			129,551,595	3.5
		TOTAL SHORT-TERM INVESTMENTS (Cost $178,167,272)	178,168,812	4.7
		TOTAL PORTFOLIO (Cost $3,739,788,773)	3,743,823,730	100.3
		OTHER ASSETS & LIABILITIES, NET	(12,513,486)	(0.3)
		NET ASSETS	$3,731,310,244	100.0%

50	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

High-Yield Fund  ■  September 30, 2020

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/20, the aggregate value of these securities, including those in “Other,” is $2,112,529,797 or 56.6% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	51

Portfolio of investments (unaudited)

Inflation-Linked Bond Fund  ■  September 30, 2020

Principal		Issuer	Value	% of net assets
BONDS
GOVERNMENT BONDS
AGENCY SECURITIES
		Crowley Conro LLC
$3,931,358		4.181%, 08/15/43	$4,706,124	0.2%
		HNA LLC
1,877,980		2.369%, 09/18/27	1,988,648	0.1
		Montefiore Medical Center
9,245,000		2.895%, 04/20/32	10,024,074	0.3
		Private Export Funding Corp (PEFCO)
3,000,000		3.250%, 06/15/25	3,352,378	0.1
		Reliance Industries Ltd
3,618,421		2.444%, 01/15/26	3,800,964	0.1
		Ukraine Government AID International Bonds
15,000,000		1.471%, 09/29/21	15,186,680	0.4
			39,058,868	1.2

MORTGAGE BACKED
		Federal Home Loan Bank (FHLB)
8,000,000		0.375%, 09/04/25	7,997,142	0.2
		Government National Mortgage Association (GNMA)
11,062,224		3.600%, 09/15/31	12,244,827	0.4
5,538,955		3.700%, 10/15/33	6,115,540	0.2
724,335		2.490%, 06/15/35	767,200	0.0
1,599,518		3.380%, 07/15/35	1,747,423	0.1
1,505,961		3.870%, 10/15/36	1,675,769	0.1
5,456,707		3.940%, 03/15/37	6,138,226	0.2
20,295,401		1.730%, 07/15/37	20,878,846	0.6
22,765,044		4.250%, 09/15/38	24,717,299	0.7
13,744,711		2.750%, 01/15/45	14,964,144	0.4
			97,246,416	2.9

U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
131,640,435	k	0.125%, 01/15/22	133,710,173	4.0
115,869,306	k	0.125%, 04/15/22	117,903,807	3.5
130,270,773	k	0.125%, 07/15/22	133,624,228	4.0
136,941,095	k	0.125%, 01/15/23	141,089,447	4.2
128,281,620	k	0.625%, 04/15/23	134,154,513	4.0
140,817,270	k	0.375%, 07/15/23	147,679,362	4.4
133,253,405	k	0.625%, 01/15/24	141,579,141	4.2
105,689,628	k	0.500%, 04/15/24	112,193,394	3.3
120,808,645	k	0.125%, 07/15/24	127,776,377	3.8
98,446,725	k	0.125%, 10/15/24	104,476,587	3.1
134,323,878	k	0.250%, 01/15/25	143,266,560	4.3
104,935,593	k	2.375%, 01/15/25	121,784,724	3.6
15,043,950	k	0.125%, 04/15/25	16,007,507	0.5
75,567,462	k	0.375%, 07/15/25	82,018,738	2.3
118,603,934	k	0.625%, 01/15/26	130,705,242	3.9
64,074,555	k	2.000%, 01/15/26	75,461,554	2.3
95,246,498	k	0.125%, 07/15/26	103,247,576	3.1
110,729,430	k	0.375%, 01/15/27	121,799,490	3.6
45,292,427	k	2.375%, 01/15/27	55,834,416	1.7
86,914,592	k	0.375%, 07/15/27	96,583,841	2.9
137,686,464	k	0.500%, 01/15/28	154,450,866	4.6
68,037,318	k	1.750%, 01/15/28	82,833,663	2.5
52,597,898	k	3.625%, 04/15/28	72,087,885	2.2
67,979,816	k	0.750%, 07/15/28	78,281,237	2.3
104,032,344	k	0.875%, 01/15/29	121,113,697	3.6
41,368,281	k	2.500%, 01/15/29	54,011,462	1.6
117,499,358	k	3.875%, 04/15/29	168,838,774	5.0
Principal		Issuer	Value	% of net assets
U.S. TREASURY SECURITIES–continued
$76,969,760	k	0.250%, 07/15/29	$86,049,786	2.6%
25,172,250	k	0.125%, 01/15/30	27,798,293	0.8
54,564,830	k	0.125%, 07/15/30	60,623,089	1.8
35,757,260	k	3.375%, 04/15/32	54,214,850	1.6
			3,201,200,279	95.3
	TOTAL GOVERNMENT BONDS (Cost $3,069,412,471)		3,337,505,563	99.4
	TOTAL BONDS (Cost $3,069,412,471)		3,337,505,563	99.4

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
7,855,000		0.090%, 10/30/20	7,854,620	0.2
			7,854,620	0.2
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
9,270,000	r	0.070%, 10/01/20	9,270,000	0.3
			9,270,000	0.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $17,124,430)		17,124,620	0.5
	TOTAL PORTFOLIO (Cost $3,086,536,901)		3,354,630,183	99.9
	OTHER ASSETS & LIABILITIES, NET		1,840,111	0.1
	NET ASSETS		$3,356,470,294	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $9,270,000 on 10/1/20, collateralized by U.S. Treasury Notes valued at $9,455,487.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

52	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Short Duration Impact Bond Fund  ■  September 30, 2020

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
UTILITIES
		ExGen Renewables IV LLC
$425,561	i	4.000%, 11/28/24, LIBOR 3 M + 3.000%	$424,366	1.4%
			424,366	1.4
	TOTAL BANK LOAN OBLIGATIONS (Cost $422,452)		424,366	1.4
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS
		Harley-Davidson Financial Services, Inc
250,000	g	4.050%, 02/04/22	258,351	0.8
			258,351	0.8
BANKS
		BNP Paribas S.A.
250,000	g	2.219%, 06/09/26	257,817	0.8
		HSBC Holdings plc
500,000		3.033%, 11/22/23	521,536	1.7
		ING Groep NV
450,000	g	1.400%, 07/01/26	455,033	1.5
		Lloyds Banking Group plc
250,000		4.500%, 11/04/24	272,911	0.9
		M&T Bank Corp
500,000	i	0.925%, 07/26/23, LIBOR 3 M + 0.680%	504,149	1.6
		UniCredit S.p.A
350,000	g	2.569%, 09/22/26	345,690	1.1
		USAA Capital Corp
400,000	g	1.500%, 05/01/23	410,172	1.3
		Other	1,017,703	3.2
			3,785,011	12.1
CAPITAL GOODS
		CNH Industrial Capital LLC
500,000		4.200%, 01/15/24	537,135	1.7
		Other	254,824	0.8
			791,959	2.5
CONSUMER SERVICES
		Nature Conservancy
260,000	i	1.331%, 02/01/24, LIBOR 3 M + 1.080%	258,141	0.8
			258,141	0.8
DIVERSIFIED FINANCIALS
		NongHyup Bank
260,000	g	1.250%, 07/20/25	262,244	0.9
		UBS Group AG.
350,000	g	1.008%, 07/30/24	350,765	1.1
		Other	939,178	3.0
			1,552,187	5.0
ENERGY
		Aker BP ASA
500,000	g	2.875%, 01/15/26	495,056	1.6
		Other	415,410	1.3
			910,466	2.9
Principal		Issuer	Value	% of net assets
INSURANCE
		Prudential Financial, Inc
$250,000		1.500%, 03/10/26	$260,369	0.8%
			260,369	0.8
MATERIALS
		DuPont de Nemours, Inc
275,000		2.169%, 05/01/23	277,559	0.9
			277,559	0.9
MEDIA & ENTERTAINMENT
		Mosaic Solar Loan Trust Series 0-2020 2A (Class A)
500,000	g	1.440%, 08/20/46	496,234	1.6
		Other	374,895	1.2
			871,129	2.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		AbbVie, Inc
500,000	g,i	0.897%, 11/21/22, LIBOR 3 M + 0.650%	502,294	1.6
			502,294	1.6
REAL ESTATE
		Alexandria Real Estate Equities, Inc
500,000		4.000%, 01/15/24	549,794	1.8
		Other	104,207	0.3
			654,001	2.1
SOFTWARE & SERVICES
		Microsoft Corp
500,000		2.400%, 02/06/22	513,843	1.6
			513,843	1.6
TRANSPORTATION
		Delta Air Lines, Inc
250,000		7.375%, 01/15/26	262,032	0.8
300,000		2.500%, 06/10/28	269,450	0.9
		Other	241,546	0.8
			773,028	2.5
UTILITIES
		Avangrid, Inc
300,000		3.200%, 04/15/25	330,119	1.1
		Eversource Energy
300,000		0.800%, 08/15/25	298,432	1.0
		Hanwha Energy USA Holdings Corp
250,000	g	2.375%, 07/30/22	256,946	0.8
		Korea Hydro & Nuclear Power Co Ltd
300,000	g	3.750%, 07/25/23	325,224	1.0
		National Fuel Gas Co
250,000		4.900%, 12/01/21	258,818	0.8
300,000		5.500%, 01/15/26	327,419	1.1
		Other	254,683	0.8
			2,051,641	6.6
		TOTAL CORPORATE BONDS (Cost $13,153,497)	13,459,979	43.0

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	53

Summary portfolio of investments (unaudited)	concluded

Short Duration Impact Bond Fund ■ September 30, 2020

Principal		Issuer	Value	% of net assets
GOVERNMENT BONDS
AGENCY SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
$250,000		1.500%, 02/12/25	$262,066	0.8%
		NCUA Guaranteed Notes
500,000		3.450%, 06/12/21	508,344	1.6
		Overseas Private Investment Corp (OPIC)
250,000		1.790%, 10/15/29	263,644	0.9
		US Department of Housing and Urban Development (HUD)
250,000		2.618%, 08/01/23	265,978	0.9
		Other	732,824	2.3
			2,032,856	6.5
FOREIGN GOVERNMENT BONDS
		European Stability Mechanism
500,000	g	1.375%, 09/11/24	519,331	1.7
		International Development Association
500,000	g	2.750%, 04/24/23	531,026	1.7
		Nederlandse Waterschapsbank NV
250,000	g	1.750%, 01/15/25	263,510	0.8
		Perusahaan Penerbit SBSN Indonesia III
500,000	g	3.750%, 03/01/23	530,650	1.7
		Other	986,752	3.2
			2,831,269	9.1
MORTGAGE BACKED
		Federal National Mortgage Association (FNMA)
500,000		0.250%, 07/10/23	499,841	1.6
			499,841	1.6
MUNICIPAL BONDS
		Sustainable Energy Utility, Inc
425,000		1.550%, 09/15/21	426,148	1.4
		Warm Springs Reservation Confederated Tribe
450,000		2.550%–3.050%, 11/01/20–11/01/24	458,993	1.5
		Other	980,524	3.1
			1,865,665	6.0
U.S. TREASURY SECURITIES
		United States Treasury Note
400,000		2.500%, 01/31/21	403,094	1.3
285,000		1.625%, 12/31/21	290,210	0.9
860,000		0.125%, 06/30/22	859,799	2.8
910,000		0.125%, 08/31/22	909,751	2.9
285,000		0.125%, 09/15/23	284,733	0.9
1,500,000		2.625%, 12/31/23	1,618,711	5.2
		Other	298,260	0.9
			4,664,558	14.9
	TOTAL GOVERNMENT BONDS (Cost $11,582,010)		11,894,189	38.1

STRUCTURED ASSETS
ASSET BACKED
		HERO Funding Trust Series–2016 3A (Class A2)
356,339	g	3.910%, 09/20/42	368,147	1.2
Principal		Issuer	Value	% of net assets
ASSET BACKED–continued
$463,777	g	2.720%–4.050%, 09/20/41–09/20/57	$472,632	1.5%
		Sunrun Atlas Issuer LLC
		Series–2019 2 (Class A)
491,441	g	3.610%, 02/01/55	514,790	1.6
		Sunrun Callisto Issuer LLC
		Series–2019 1A (Class A)
446,153	g	3.980%, 06/30/54	457,211	1.5
		Tesla Auto Lease Trust
		Series–2019 A (Class A4)
250,000	g	2.200%, 11/21/22	256,941	0.8
		Other	910,522	2.9
			2,980,243	9.5
OTHER MORTGAGE BACKED
		GRACE Mortgage Trust
		Series–2014 GRCE (Class A)
275,000	g	3.369%, 06/10/28	276,672	0.9
		Natixis Commercial Mortgage Securities Trust
500,000	g,i	1.652%–4.402%, 07/15/36–07/15/36	477,769	1.5
		Other	1,177,550	3.8
			1,931,991	6.2
	TOTAL STRUCTURED ASSETS (Cost $4,894,764)		4,912,234	15.7
	TOTAL BONDS (Cost $29,630,271)		30,266,402	96.8

SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
535,000	r	0.070%, 10/01/20	535,000	1.7
			535,000	1.7
	TOTAL SHORT-TERM INVESTMENTS (Cost $535,000)		535,000	1.7
	TOTAL PORTFOLIO (Cost $30,587,723)		31,225,768	99.9
	OTHER ASSETS & LIABILITIES, NET		29,447	0.1
	NET ASSETS		$31,255,215	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/20, the aggregate value of these securities, including those in “Other,” is $13,343,208 or 42.7% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $535,000 on 10/1/20, collateralized by U.S. Treasury Notes valued at $545,718.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

54	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Short-Term Bond Fund  ■  September 30, 2020

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS			$1,999,510	0.1%
COMMERCIAL & PROFESSIONAL SERVICES			355,130	0.0
CONSUMER SERVICES			4,774,668	0.2
DIVERSIFIED FINANCIALS			1,479,945	0.1
HEALTH CARE EQUIPMENT & SERVICES			1,575,457	0.1
MATERIALS			1,774,985	0.1
MEDIA & ENTERTAINMENT			7,543,000	0.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,928,570	0.1
SOFTWARE & SERVICES			3,813,317	0.2
TECHNOLOGY HARDWARE & EQUIPMENT			4,297,978	0.2
TELECOMMUNICATION SERVICES			995,984	0.1
TRANSPORTATION			3,002,929	0.1
UTILITIES			559,603	0.0
	TOTAL BANK LOAN OBLIGATIONS (Cost $36,302,823)		35,101,076	1.7
BONDS
CORPORATE BONDS
BANKS
		Bank of America Corp
$10,000,000		2.328%, 10/01/21	10,000,000	0.5
10,000,000		3.550%, 03/05/24	10,651,470	0.5
10,000,000		1.486%, 05/19/24	10,171,183	0.5
		Citigroup, Inc
9,000,000		2.876%, 07/24/23	9,338,414	0.5
15,000,000		1.678%, 05/15/24	15,365,240	0.7
		Dexia Credit Local S.A.
10,000,000	g	2.875%, 01/29/22	10,321,507	0.5
		HSBC Bank Canada
16,000,000	g	1.650%, 09/10/22	16,374,369	0.8
		JPMorgan Chase & Co
10,000,000		2.776%, 04/25/23	10,341,007	0.5
12,000,000		1.514%, 06/01/24	12,259,579	0.6
		Other	157,328,074	7.5
			262,150,843	12.6
CAPITAL GOODS			23,059,497	1.1
COMMERCIAL & PROFESSIONAL SERVICES			2,096,250	0.1
CONSUMER DURABLES & APPAREL			3,228,000	0.2
CONSUMER SERVICES			2,132,220	0.1
DIVERSIFIED FINANCIALS
		Federation des Caisses Desjardins du Quebec
16,800,000	g	1.950%, 09/26/22	17,310,136	0.8
		Other	113,994,619	5.6
			131,304,755	6.4
ENERGY			42,711,914	2.0
FOOD & STAPLES RETAILING			7,226,581	0.3
Principal		Issuer	Value	% of net assets
FOOD, BEVERAGE & TOBACCO			$20,597,808	1.0%
HEALTH CARE EQUIPMENT & SERVICES			11,967,816	0.6
INSURANCE			7,127,294	0.3
MATERIALS			24,938,644	1.2
MEDIA & ENTERTAINMENT			16,290,451	0.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		AbbVie, Inc
$18,000,000	g	2.300%, 11/21/22	18,626,220	0.9
		Other	22,042,172	1.0
			40,668,392	1.9
REAL ESTATE			10,367,619	0.5
RETAILING			1,688,874	0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,798,671	0.3
SOFTWARE & SERVICES			10,711,512	0.6
TECHNOLOGY HARDWARE & EQUIPMENT			3,329,943	0.2
TELECOMMUNICATION SERVICES			24,766,419	1.2
TRANSPORTATION			6,332,488	0.4
UTILITIES
		WEC Energy Group, Inc
12,020,000		0.550%, 09/15/23	12,050,662	0.6
		Xcel Energy, Inc
13,950,000		0.500%, 10/15/23	13,934,871	0.7
		Other	20,315,843	0.9
			46,301,376	2.2
	TOTAL CORPORATE BONDS (Cost $690,357,985)		704,797,367	34.1

GOVERNMENT BONDS
AGENCY SECURITIES
		Iraq Government AID International Bond
24,000,000		2.149%, 01/18/22	24,609,747	1.2
		Ukraine Government AID International Bonds
15,000,000		1.471%, 09/29/21	15,186,680	0.7
		Other	30,885,284	1.5
			70,681,711	3.4
FOREIGN GOVERNMENT BONDS
		CDP Financial, Inc
10,000,000	g	0.875%, 06/10/25	10,116,736	0.5
		International Development Association
8,900,000	g	2.750%, 04/24/23	9,452,269	0.5
		Kommunalbanken AS.
10,000,000	g	0.375%, 09/11/25	9,950,100	0.5
		Landwirtschaftliche Rentenbank
16,000,000		0.875%, 09/03/30	15,992,160	0.8
		Ontario Teachers’ Finance Trust
15,000,000	g	1.625%, 09/12/24	15,605,991	0.7
		Other	175,033,449	8.4
			236,150,705	11.4

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	55

Summary portfolio of investments (unaudited)	continued

Short-Term Bond Fund ■ September 30, 2020

Principal		Issuer	Value	% of net assets
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
$16,250,000		0.250%, 09/08/23	$16,260,187	0.8%
		Federal National Mortgage Association (FNMA)
15,000,000		0.250%, 07/10/23	14,995,231	0.7
20,000,000		0.500%, 06/17/25	20,058,311	1.0
13,000,000		2.000%, 10/25/35	13,507,813	0.7
		Government National Mortgage Association (GNMA)
20,295,401		1.730%, 07/15/37	20,878,846	1.0
22,765,044		4.250%, 09/15/38	24,717,299	1.2
		Other	17,504,298	0.8
			127,921,985	6.2
MUNICIPAL BONDS
		City of New York NY
19,755,000		2.280%, 08/01/25	20,797,669	1.0
		Massachusetts Water Resources Authority
10,000,000		2.083%, 08/01/25	10,639,400	0.5
		Other	11,620,860	0.6
			43,057,929	2.1
U.S. TREASURY SECURITIES
		United States Treasury Note
48,010,000		1.750%, 07/31/21	48,647,633	2.3
59,505,000		1.500%, 09/30/21	60,299,950	2.9
27,750,000		1.625%, 12/31/21	28,257,305	1.4
21,290,000		0.125%, 06/30/22	21,285,010	1.0
100,564,000		0.125%, 09/15/23	100,469,721	4.9
57,615,000		0.250%, 09/30/25	57,538,480	2.8
31,000,000		1.875%, 07/31/26	33,704,023	1.6
20,000,000		0.500%, 05/31/27	20,080,469	1.0
		Other	4,998,633	0.2
			375,281,224	18.1

	TOTAL GOVERNMENT BONDS (Cost $835,868,483)		853,093,554	41.2

STRUCTURED ASSETS

ASSET BACKED
		CF Hippolyta LLC
		Series - 2020 1 (Class A1)
10,650,000	g	1.690%, 07/15/60	10,768,422	0.5
		Domino’s Pizza Master Issuer LLC
		Series - 2017 1A (Class A2II)
14,587,500	g	3.082%, 07/25/47	14,617,259	0.7
		Invitation Homes Trust
		Series - 2018 SFR3 (Class A)
9,188,090	g,i	1.151%, 07/17/37	9,189,544	0.4
		TES LLC
		Series - 2017 1A (Class A)
9,019,111	g	4.330%, 10/20/47	9,199,166	0.4
		Verizon Owner Trust
		Series - 2018 A (Class B)
10,905,000		3.380%, 04/20/23	11,309,404	0.5
		Series - 2019 A (Class B)
9,000,000		3.020%, 09/20/23	9,326,733	0.5
		Series - 2020 B (Class B)
17,500,000		0.680%, 02/20/25	17,491,469	0.8
		Other	100,186,069	5.0
			182,088,066	8.8
Principal		Issuer	Value	% of net assets
OTHER MORTGAGE BACKED
		Connecticut Avenue Securities
$25,164,069	g,i	0.898%–3.148%, 05/25/24–01/25/40	$23,835,972	1.2%
		Credit Suisse Commercial Mortgage Trust
		Series - 2007 C2 (Class C)
12,000,000	g,i	5.896%, 01/15/49	14,251,440	0.7
		Sequoia Mortgage Trust
		Series - 2018 3 (Class A4)
16,111,278	g,i	3.500%, 03/25/48	16,149,760	0.8
		Series - 2020 1 (Class A4)
10,171,816	g,i	3.500%, 02/25/50	10,308,388	0.5
		Other	181,596,234	8.7
			246,141,794	11.9
	TOTAL STRUCTURED ASSETS (Cost $431,768,841)		428,229,860	20.7
	TOTAL BONDS (Cost $1,957,995,309)		1,986,120,781	96.0
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
15,565,000		0.075%–0.100%, 10/14/20	15,564,663	0.7
14,480,000		0.085%–0.090%, 11/02/20	14,479,099	0.7
18,612,000		0.105%, 11/04/20	18,610,769	0.9
			48,654,531	2.3
REPURCHASE AGREEMENT			3,680,000	0.2
TREASURY DEBT
		United States Treasury Bill
10,000,000		0.079%, 11/05/20	9,999,101	0.5
			9,999,101	0.5
	TOTAL SHORT-TERM INVESTMENTS (Cost $62,332,814)		62,333,632	3.0
	TOTAL PORTFOLIO (Cost $2,056,630,946)		2,083,555,489	100.7
	OTHER ASSETS & LIABILITIES, NET		(15,357,952)	(0.7)

	NET ASSETS		$2,068,197,537	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/20, the aggregate value of these securities, including those in “Other,” is $686,593,896 or 33.2% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

56	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Short-Term Bond Fund  ■  September 30, 2020

Futures contracts outstanding as of September 30, 2020 were as follows:

	Number of				Unrealized
	long (short )				appreciation
Description	contracts	Expiration date	Notional amount	Value	(depreciation )
US Long Bond (CBT)	(40)	12/21/20	$(7,037,490)	$(7,051,250)	$(13,760)
US 10 Year Note (CBT)	(420)	12/21/20	(58,357,848)	(58,603,125)	(245,277)
Total	(460)		$(65,395,338)	$(65,654,375)	$(259,037)

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	57

Summary portfolio of investments (unaudited)

Short-Term Bond Index Fund  ■  September 30, 2020

Principal	Issuer	Value	% of net assets
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS		$478,136	0.1%
BANKS
$1,950,000	Bank of America Corp 2.881%, 04/24/23	2,016,450	0.3
	Other	51,691,523	6.1
		53,707,973	6.4
CAPITAL GOODS		12,288,574	1.5
COMMERCIAL & PROFESSIONAL SERVICES		901,374	0.1
CONSUMER DURABLES & APPAREL		750,270	0.0
CONSUMER SERVICES		2,261,648	0.3
DIVERSIFIED FINANCIALS		42,618,872	4.9
ENERGY		13,786,693	1.6
FOOD & STAPLES RETAILING		1,527,735	0.2
FOOD, BEVERAGE & TOBACCO		9,457,282	1.0
HEALTH CARE EQUIPMENT & SERVICES		6,697,945	0.9
HOUSEHOLD & PERSONAL PRODUCTS		1,291,099	0.2
INSURANCE		3,049,795	0.3
MATERIALS		3,110,612	0.3
MEDIA & ENTERTAINMENT		4,013,609	0.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		12,219,860	1.4
REAL ESTATE		3,369,920	0.4
RETAILING		4,854,964	0.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,673,820	0.2
SOFTWARE & SERVICES		7,714,607	1.0
TECHNOLOGY HARDWARE & EQUIPMENT		5,491,952	0.7
TELECOMMUNICATION SERVICES		1,193,201	0.1
TRANSPORTATION		4,037,226	0.5
UTILITIES		11,740,223	1.4
	TOTAL CORPORATE BONDS (Cost $204,331,239)	208,237,390	24.5
GOVERNMENT BONDS
AGENCY SECURITIES
	Federal Farm Credit Bank (FFCB)
2,801,000	0.470%, 01/22/24	2,801,154	0.4
	Federal Home Loan Bank (FHLB)
3,000,000	3.000%, 10/12/21	3,088,748	0.4
	Federal Home Loan Mortgage Corp (FHLMC)
2,500,000	2.375%, 01/13/22	2,571,739	0.3
2,500,000	0.375%, 04/20/23	2,513,045	0.3
	Federal National Mortgage Association (FNMA)
4,500,000	0.250%, 05/22/23	4,502,912	0.5
	Other	12,740,063	1.5
		28,217,661	3.4
Principal	Issuer	Value	% of net assets
FOREIGN GOVERNMENT BONDS
	Asian Development Bank
$2,500,000	1.875%, 07/19/22	$2,573,203	0.3%
	European Investment Bank
2,750,000	1.375%, 09/06/22	2,810,687	0.3
2,707,000	1.375%, 05/15/23	2,787,698	0.3
	International Bank for Reconstruction & Development
2,000,000	1.625%, 02/10/22	2,037,669	0.2
	Kreditanstalt fuer Wiederaufbau
2,000,000	1.750%, 08/22/22	2,057,696	0.2
5,100,000	1.625%, 02/15/23	5,265,957	0.6
	Other	43,452,642	5.2
		60,985,552	7.1
MORTGAGE BACKED		2,900,299	0.3
MUNICIPAL BONDS		284,012	0.0
U.S. TREASURY SECURITIES
	United States Treasury Note
7,000,000	1.500%, 09/30/21	7,093,516	0.8
9,000,000	2.875%, 10/15/21	9,254,531	1.1
12,000,000	1.500%, 10/31/21	12,175,313	1.4
17,750,000	2.875%, 11/15/21	18,289,434	2.2
25,200,000	1.500%, 11/30/21	25,591,781	3.0
14,250,000	2.625%, 12/15/21	14,674,160	1.7
20,850,000	1.625%, 12/31/21	21,231,164	2.5
20,900,000	2.500%, 01/15/22	21,534,348	2.5
2,150,000	1.375%, 01/31/22	2,185,105	0.3
3,000,000	2.500%, 02/15/22	3,097,031	0.4
10,000,000	2.375%, 03/15/22	10,325,000	1.2
4,750,000	0.375%, 03/31/22	4,765,957	0.6
12,000,000	2.250%, 04/15/22	12,387,656	1.5
24,000,000	0.125%, 04/30/22	23,997,187	2.8
18,000,000	2.125%, 05/15/22	18,577,266	2.2
2,500,000	0.125%, 05/31/22	2,499,414	0.3
14,000,000	1.750%, 06/15/22	14,382,812	1.7
18,500,000	0.125%, 06/30/22	18,495,664	2.2
20,000,000	1.750%, 07/15/22	20,573,438	2.4
7,800,000	0.125%, 07/31/22	7,798,477	0.9
13,000,000	1.500%, 08/15/22	13,331,094	1.6
28,500,000	0.125%, 08/31/22	28,492,207	3.4
10,000,000	1.500%, 09/15/22	10,266,016	1.2
15,000,000	0.125%, 09/30/22	14,998,242	1.8
17,400,000	1.375%, 10/15/22	17,837,039	2.1
20,000,000	1.625%, 11/15/22	20,625,781	2.4
23,000,000	1.625%, 12/15/22	23,751,992	2.8
22,000,000	1.500%, 01/15/23	22,678,906	2.7
12,000,000	1.375%, 02/15/23	12,347,813	1.5
21,500,000	0.250%, 04/15/23	21,553,750	2.5
21,500,000	0.125%, 05/15/23	21,484,883	2.5
18,000,000	0.250%, 06/15/23	18,045,000	2.1
17,600,000	0.125%, 07/15/23	17,583,500	2.1
16,500,000	0.125%, 08/15/23	16,483,242	1.9
6,000,000	0.125%, 09/15/23	5,994,375	0.7
5,000,000	0.250%, 08/31/25	4,994,922	0.6
5,000,000	0.250%, 09/30/25	4,993,359	0.6
	Other	1,059,727	0.1
		545,451,102	64.3
	TOTAL GOVERNMENT BONDS (Cost $627,924,313)	637,838,626	75.1
	TOTAL BONDS (Cost $832,255,572)	846,076,016	99.6

58	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Short-Term Bond Index Fund  ■  September 30, 2020

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
$7,210,000	r	0.070%, 10/01/20	$7,210,000	0.8%
			7,210,000	0.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,210,000)		7,210,000	0.8
	TOTAL PORTFOLIO (Cost $839,465,572)		853,286,016	100.4
	OTHER ASSETS & LIABILITIES, NET		(3,797,960)	(0.4)
	NET ASSETS		$849,488,056	100.0%

r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $7,210,000 on 10/1/20, collateralized by U.S. Treasury Notes valued at $7,354,275.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 9/30/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $4,982,481 or 0.6% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	59

Summary portfolio of investments (unaudited)

Money Market Fund  ■  September 30, 2020

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Agricultural Mortgage Corp (FAMC)
$26,250,000		0.020%, 11/02/20–12/15/20	$26,236,863	1.3%
		Federal Home Loan Bank (FHLB)
50,000,000		0.010%, 10/16/20	49,997,469	2.5
27,400,000		0.010%, 10/23/20	27,398,242	1.4
25,000,000		0.010%, 10/26/20	24,997,222	1.2
29,490,000		0.010%, 11/04/20	29,487,493	1.5
24,678,000		0.010%, 12/18/20	24,668,699	1.2
44,001,000		0.010%, 12/28/20	43,991,320	2.2
20,172,000		0.010%, 02/05/21	20,164,172	1.0
16,000,000		0.010%, 03/17/21	15,991,836	0.8
61,734,000		0.010%–0.095%, 10/07/20–01/20/21	61,724,579	3.1
			324,657,895	16.2
TREASURY DEBT
		United States Cash Management Bill
52,043,000		0.010%, 10/13/20	52,040,902	2.6
50,227,000		0.010%, 10/27/20	50,223,683	2.5
68,079,000		0.010%, 11/03/20	68,073,188	3.4
24,757,000		0.010%, 11/10/20	24,754,491	1.2
34,449,000		0.010%, 11/17/20	34,443,684	1.7
21,660,000		0.010%, 11/24/20	21,656,572	1.1
45,842,000		0.010%, 12/01/20	45,832,161	2.3
38,527,000		0.010%, 12/08/20	38,519,708	1.9
53,918,000		0.010%, 12/15/20	53,906,287	2.7
42,865,000		0.010%, 12/22/20	42,854,454	2.1
37,454,000		0.010%, 12/29/20	37,442,764	1.9
32,390,000		0.010%, 01/05/21	32,381,800	1.6
23,500,000		0.010%, 02/23/21	23,490,933	1.2
		United States Treasury Bill
20,890,000		0.010%, 10/06/20	20,889,587	1.1
23,684,000		0.010%, 10/08/20	23,683,353	1.2
42,867,000		0.010%, 10/15/20	42,864,615	2.1
22,185,000		0.010%, 10/20/20	22,183,525	1.1
22,780,000		0.010%, 10/22/20	22,778,498	1.1
30,019,000		0.010%, 10/29/20	30,015,684	1.5
55,000,000		0.010%, 11/19/20	54,992,514	2.8
87,776,000		0.010%, 12/03/20	87,760,528	4.4
35,949,000		0.010%, 12/10/20	35,941,731	1.8
33,325,000		0.010%, 12/17/20	33,317,782	1.7
29,739,000		0.010%, 12/31/20	29,731,538	1.5
17,080,000		0.010%, 01/14/21	17,075,422	0.9
20,000,000		0.010%, 03/25/21	19,989,014	1.0
58,635,000		0.060%, 10/01/20–03/18/21	58,623,826	2.9
		Other	14,995,815	0.8
			1,040,464,059	52.1
VARIABLE RATE SECURITIES
		Federal Agricultural Mortgage Corp (FAMC)
25,000,000	i	0.130%, 11/09/20, SOFR + 0.060%	25,000,000	1.3
20,000,000	i	0.186%, 12/21/20, LIBOR 1 M + 0.030%	20,000,000	1.0
25,000,000	i	0.350%, 03/23/21, SOFR + 0.280%	25,000,000	1.3
41,250,000	i	0.140%–0.276%, 10/01/20–02/08/21, SOFR + 0.070%–LIBOR 1 M + 0.120%	41,251,545	2.0
		Federal Farm Credit Bank (FFCB)
22,500,000	i	0.210%, 12/28/20, US Treasury Bill 3 M + 0.110%	22,497,807	1.1
25,000,000	i	0.360%, 04/23/21, SOFR + 0.290%	25,000,000	1.3
56,500,000	i	0.110%–0.260%, 01/14/21–08/11/22, SOFR + 0.040%–US Treasury Bill 3 M + 0.160%	56,499,851	2.9
Principal		Issuer	Value	% of net assets
VARIABLE RATE SECURITIES–continued
		Federal Home Loan Bank (FHLB)
$20,000,000	i	0.190%, 12/11/20, SOFR + 0.120%	$20,000,000	1.0%
20,000,000	i	0.310%, 12/24/20, SOFR + 0.240%	20,000,000	1.0
25,000,000	i	0.221%, 01/11/21, LIBOR 1 M + 0.070%	25,000,000	1.2
20,000,000	i	0.350%, 03/25/21, SOFR + 0.280%	20,000,000	1.0
47,500,000	i	0.300%, 04/13/21, SOFR + 0.230%	47,500,000	2.4
25,000,000	i	0.170%, 07/09/21, SOFR + 0.100%	25,000,000	1.2
25,000,000	i	0.190%, 10/13/21, SOFR + 0.120%	25,000,000	1.2
135,500,000	i	0.075%–0.200%, 10/02/20–05/26/22, SOFR + 0.005%–SOFR + 0.130%	135,500,000	6.8
		Federal Home Loan Mortgage Corp (FHLMC)
25,000,000	i	0.100%–0.310%, 02/24/21–08/19/22, SOFR + 0.030%–SOFR + 0.240%	25,000,000	1.3
		Federal National Mortgage Association (FNMA)
20,000,000	i	0.350%, 04/26/21, SOFR + 0.280%	20,000,000	1.0
44,500,000	i	0.120%–0.390%, 10/30/20–10/22/21, SOFR + 0.050%–SOFR + 0.320%	44,500,000	2.2
		Other	11,999,493	0.6
			634,748,696	31.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,999,870,650)		1,999,870,650	100.1
	TOTAL PORTFOLIO (Cost $1,999,870,650)		1,999,870,650	100.1
	OTHER ASSETS & LIABILITIES, NET		(1,077,127)	(0.1)
	NET ASSETS		$1,998,793,523	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

60	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

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TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	61

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  September 30, 2020

	Bond Index Fund	Core Bond Fund	Core Impact Bond Fund	Core Plus Bond Fund	5–15 Year Laddered Tax-Exempt Bond Fund	Green Bond Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short Duration Impact Bond Fund	Short-Term Bond Fund	Short-Term Bond Index Fund	Money Market Fund
ASSETS
Portfolio investments, at value†	$17,831,326,825	$8,530,810,986	$6,561,598,914	$5,772,990,793	$270,043,270	$43,114,478	$3,743,823,730	$3,354,630,183	$31,225,768	$2,083,555,489	$853,286,016	$1,999,870,650
Cash§	131,837	24,849,646	14,085,268	12,477,557	4,964,462	—	465,283	3,824	4,148	1,784,832	1,214	641
Receivable from securities transactions	103,076,390	42,063,322	35,017,958	5,944,013	—	607,479	22,204,129	23,386,655	503,930	157,695	20,804,539	—
Receivable for delayed delivery securities	—	458,042,653	369,746,726	328,808,472	—	—	20,571,339	—	—	—	—	—
Receivable from Fund shares sold	6,589,267	4,359,771	10,788,437	1,632,773	647,758	3,300	2,768,292	3,254,215	19,230	2,050,937	873,175	2,391,724
Dividends and interest receivable	86,137,595	38,991,060	29,940,625	30,407,767	3,137,967	289,292	52,092,746	7,601,506	154,552	7,446,041	3,530,903	192,342
Due from affiliates	590,279	968,073	—	626,758	—	—	191,159	321,200	—	166,727	33,071	160,205
Unrealized appreciation on forward foreign currency contracts	—	45,514	2,998	21,240	—	—	—	—	—	—	—	—
Other	639,914	376,075	104,806	268,913	52,564	527	—	236,172	479	139,861	15,482	—
Total assets	18,028,492,107	9,100,507,100	7,021,285,732	6,153,178,286	278,846,021	44,015,076	3,842,116,678	3,389,433,755	31,908,107	2,095,301,582	878,544,400	2,002,615,562
LIABILITIES
Management fees payable	1,449,919	1,742,272	1,570,066	1,238,995	57,120	13,556	1,084,115	660,928	7,667	417,080	48,672	166,526
Service agreement fees payable	118,729	251,224	336,593	125,493	100	2,231	65,814	68,062	816	66,582	24,712	73,578
Distribution fees payable	11,085	25,100	58,605	65,187	55,600	1,049	60,759	32,417	431	35,862	1,003	104,509
Due to affiliates	71,853	39,161	30,768	32,375	30,129	40,131	28,262	28,153	33,963	23,106	19,186	21,402
Overdraft payable	—	—	—	—	—	108,761	—	—	—	—	—	—
Payable for securities transactions	76,481,632	128,069,519	70,736,382	25,038,414	—	1,152,335	14,000,000	21,382,511	496,234	—	24,065,904	—
Payable for delayed delivery securities	348,755,532	1,319,213,543	1,143,150,133	786,743,178	—	249,748	80,212,313	—	—	18,521,575	749,618	—
Payable for Fund shares redeemed	84,234,761	52,440,923	4,578,759	33,001,864	23,956	2,969	10,734,355	10,359,545	1,382	5,629,774	3,297,973	3,320,553
Income distribution payable	14,020,125	9,584,849	1,959,314	8,557,528	35,799	53,992	4,002,059	—	43,449	1,782,174	772,387	2,622
Payable for variation margin on open futures contracts	—	—	—	161,884	—	—	—	—	—	257,969	—	—
Payable for variation margin on centrally cleared swap contracts	—	74,944	—	—	—	—	—	—	—	—	—	—
Payable for trustee compensation	657,105	398,784	110,091	282,358	52,840	550	285,249	239,705	503	153,314	16,081	2,609
Accrued expenses and other payables	437,009	252,539	156,170	267,316	94,352	65,988	333,508	192,140	68,447	216,609	60,808	130,240
Total liabilities	526,237,750	1,512,092,858	1,222,686,881	855,514,592	349,896	1,691,310	110,806,434	32,963,461	652,892	27,104,045	29,056,344	3,822,039
NET ASSETS	$17,502,254,357	$7,588,414,242	$5,798,598,851	$5,297,663,694	$278,496,125	$42,323,766	$3,731,310,244	$3,356,470,294	$31,255,215	$2,068,197,537	$849,488,056	$1,998,793,523
NET ASSETS CONSIST OF:
Paid-in-capital	$16,124,908,948	$7,110,396,152	$5,481,394,673	$5,040,827,843	$265,702,056	$39,545,963	$4,034,181,751	$3,076,827,028	$30,358,074	$2,046,645,573	$833,920,944	$1,998,752,520
Total distributable earnings (loss)	1,377,345,409	478,018,090	317,204,178	256,835,851	12,794,069	2,777,803	(302,871,507)	279,643,266	897,141	21,551,964	15,567,112	41,003
NET ASSETS	$17,502,254,357	$7,588,414,242	$5,798,598,851	$5,297,663,694	$278,496,125	$42,323,766	$3,731,310,244	$3,356,470,294	$31,255,215	$2,068,197,537	$849,488,056	$1,998,793,523
† Portfolio investments, cost	$16,577,759,612	$8,180,862,955	$6,379,806,295	$5,604,348,486	$257,766,661	$41,063,844	$3,739,788,773	$3,086,536,901	$30,587,723	$2,056,630,946	$839,465,572	$1,999,870,650
§ Includes cash collateral for mortgage dollar rolls of	$—	$17,350,000	$9,927,560	$9,600,000	$—	$—	$—	$—	$—	$—	$—	$—

62	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	63

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Funds  ■  September 30, 2020

	Bond Index Fund	Core Bond Fund	Core Impact Bond Fund	Core Plus Bond Fund	5–15 Year Laddered Tax-Exempt Bond Fund	Green Bond Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short Duration Impact Bond Fund	Short-Term Bond Fund	Short-Term Bond Index Fund	Money Market Fund
INSTITUTIONAL CLASS:
Net assets	$9,425,395,225	$2,231,496,452	$3,703,550,197	$1,581,086,822	$6,661,632	$23,656,996	$2,594,326,898	$1,367,812,537	$23,556,250	$702,334,668	$68,905,193	$1,027,220,971
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	808,389,312	201,366,089	336,722,536	143,105,211	614,485	2,148,797	281,820,602	112,176,733	2,282,895	66,967,474	6,772,257	1,027,193,074
Net asset value per share	$11.66	$11.08	$11.00	$11.05	$10.84	$11.01	$9.21	$12.19	$10.32	$10.49	$10.17	$1.00
ADVISOR CLASS:
Net assets	$25,934,908	$745,060,458	$1,260,262,158	$213,142,800	$735,286	$1,219,157	$6,242,776	$134,413,697	$1,083,158	$184,640,630	$1,588,433	$1,167,306
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,224,080	67,188,281	114,518,109	19,275,383	67,866	110,740	678,732	11,021,699	104,975	17,612,203	156,115	1,167,254
Net asset value per share	$11.66	$11.09	$11.00	$11.06	$10.83	$11.01	$9.20	$12.20	$10.32	$10.48	$10.17	$1.00
PREMIER CLASS:
Net assets	$28,500,052	$14,603,905	$33,891,430	$9,753,565	$—	$1,100,946	$21,041,615	$7,993,368	$1,031,867	$5,137,814	$775,686	$280,718,359
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,444,592	1,317,137	3,079,803	882,894	—	100,000	2,282,843	656,683	100,000	489,447	76,291	280,709,663
Net asset value per share	$11.66	$11.09	$11.00	$11.05	$—	$11.01	$9.22	$12.17	$10.32	$10.50	$10.17	$1.00
RETIREMENT CLASS:
Net assets	$561,303,732	$231,707,316	$534,432,451	$434,660,674	$—	$11,710,587	$314,644,973	$187,638,702	$4,059,909	$145,622,391	$121,769,174	$360,193,924
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	48,119,522	20,530,945	48,579,147	39,292,538	—	1,063,633	34,168,443	15,272,542	393,419	13,869,247	11,968,723	360,184,916
Net asset value per share	$11.66	$11.29	$11.00	$11.06	$—	$11.01	$9.21	$12.29	$10.32	$10.50	$10.17	$1.00
RETAIL CLASS:
Net assets	$36,629,034	$112,544,188	$266,462,615	$309,763,925	$271,099,207	$4,636,080	$278,525,304	$152,460,001	$1,524,031	$170,928,901	$4,398,436	$329,492,963
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,139,759	9,982,101	24,241,673	27,982,835	24,982,503	421,041	30,121,282	12,833,577	147,697	16,286,209	432,393	329,472,640
Net asset value per share	$11.67	$11.27	$10.99	$11.07	$10.85	$11.01	$9.25	$11.88	$10.32	$10.50	$10.17	$1.00
CLASS W:
Net assets	$7,424,491,406	$4,253,001,923	$—	$2,749,255,908	$—	$—	$516,528,678	$1,506,151,989	$—	$859,533,133	$652,051,134	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	636,690,710	383,729,067	—	248,830,742	—	—	56,106,090	123,519,938	—	81,959,437	64,086,195	—
Net asset value per share	$11.66	$11.08	$—	$11.05	$—	$—	$9.21	$12.19	$—	$10.49	$10.17	$—

64	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	65

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the year ended September 30, 2020

	Bond Index Fund	Core Bond Fund	Core Impact Bond Fund	Core Plus Bond Fund	5–15 Year Laddered Tax-Exempt Bond Fund	Green Bond Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short Duration Impact Bond Fund	Short-Term Bond Fund	Short-Term Bond Index Fund	Money Market Fund
INVESTMENT INCOME
Interest*	$198,103,839	$96,854,794	$65,646,876	$77,973,421	$3,488,745	$572,629	$100,792,726	$21,124,362	$390,815	$20,597,336	$6,573,977	$3,327,148
Dividends	—	—	1,111,141	265,601	—	25,992	1,994,298	—	—	—	—	—
Total income	198,103,839	96,854,794	66,758,017	78,239,022	3,488,745	598,621	102,787,024	21,124,362	390,815	20,597,336	6,573,977	3,327,148
EXPENSES
Management fees	8,550,187	9,958,641	8,948,368	7,051,996	342,515	75,598	6,184,304	4,042,887	45,415	2,388,215	270,953	1,078,502
Shareholder servicing – Institutional Class	3,989	1,386	19,906	1,897	40	25	3,401	1,352	23	646	240	444
Shareholder servicing – Advisor Class	12,094	579,576	452,086	79,952	305	43	2,581	64,613	16	76,707	747	—
Shareholder servicing – Premier Class	36	27	2,088	19	—	12	30	18	12	14	18	4,174
Shareholder servicing – Retirement Class	635,975	282,113	674,048	517,167	—	10,778	389,214	235,689	4,586	163,803	133,060	443,821
Shareholder servicing – Retail Class	10,096	22,889	16,214	94,503	35,640	1,669	61,101	54,554	796	43,501	1,597	139,774
Shareholder servicing – Class W	2,390	1,349	—	966	—	—	355	624	—	329	336	—
Distribution fees – Premier Class	20,512	10,652	24,987	7,226	—	816	15,747	5,319	768	3,957	556	291,322
Distribution fees – Retail Class	42,285	138,357	316,802	386,491	333,983	4,683	350,495	188,294	1,699	216,783	4,846	419,028
Trustee fees and expenses	127,736	52,076	39,124	36,029	2,040	253	25,773	25,643	212	14,117	5,555	16,135
Administrative service fees	113,131	59,133	48,991	48,077	14,342	20,611	40,966	41,645	20,574	32,804	28,110	32,940
Custody and accounting fees	92,062	59,646	35,836	37,642	10,206	9,636	19,287	16,943	10,099	14,111	12,452	29,063
Professional fees	63,844	33,971	24,836	32,039	16,172	20,466	31,976	23,735	21,362	26,726	25,961	20,597
Registration fees	57,633	62,274	77,529	44,929	28,370	17,610	66,327	44,009	17,531	46,662	39,394	63,119
Other expenses	19,887	39,160	282,832	38,019	18,507	18,006	110,341	61,769	25,113	61,788	16,739	98,702
Total expenses	9,751,857	11,301,250	10,963,647	8,376,952	802,120	180,206	7,301,898	4,807,094	148,206	3,090,163	540,564	2,637,621
Less: Expenses reimbursed by the investment adviser	(3,570,318)	(5,629,676)	—	(3,688,149)	(20,179)	(85,038)	(857,455)	(1,613,478)	(88,148)	(1,046,203)	(305,689)	(681,635)
Fee waiver by investment adviser and Nuveen Securities§	—	—	—	—	—	—	(260,586)	(338,476)	—	—	—	—
Net expenses	6,181,539	5,671,574	10,963,647	4,688,803	781,941	95,168	6,183,857	2,855,140	60,058	2,043,960	234,875	1,955,986
Net investment income (loss)	191,922,300	91,183,220	55,794,370	73,550,219	2,706,804	503,453	96,603,167	18,269,222	330,757	18,553,376	6,339,102	1,371,162
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments**	88,459,387	78,965,818	106,254,310	67,540,229	(330,383)	621,307	(90,949,074)	10,126,326	231,604	5,707,346	3,130,564	16,288
Futures contracts	—	17,246	—	424,653	—	—	—	—	—	(1,034,956)	—	—
Forward foreign currency contracts	—	(460,535)	(415,711)	(544,993)	—	—	—	—	—	—	—	—
Swap contracts	—	2,177,380	—	(390,689)	—	—	(40,129)	—	—	—	—	—
Foreign currency transactions	—	91,289	110,783	90,012	—	—	—	—	—	—	—	—
Net realized gain (loss) on total investments	88,459,387	80,791,198	105,949,382	67,119,212	(330,383)	621,307	(90,989,203)	10,126,326	231,604	4,672,390	3,130,564	16,288
Change in unrealized appreciation (depreciation) on:
Portfolio investments	275,693,798	294,640,798	174,706,278	226,076,826	9,014,312	1,980,337	428,805,622	170,643,804	1,107,935	43,419,895	166,412	—
Futures contracts	—	(15,514)	—	(618,967)	—	—	—	—	—	710,219	—	—
Forward foreign currency contracts	—	81,226	40,755	70,572	—	—	—	—	—	—	—	—
Swap contracts	—	(645,508)	—	—	—	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	16,797	(3,342)	12,748	—	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	275,693,798	294,077,799	174,743,691	225,541,179	9,014,312	1,980,337	428,805,622	170,643,804	1,107,935	44,130,114	166,412	—
Net realized and unrealized gain (loss)on total investments	364,153,185	374,868,997	280,693,073	292,660,391	8,683,929	2,601,644	337,816,419	180,770,130	1,339,539	48,802,504	3,296,976	16,288
Net increase (decrease) in net assets from operations	$556,075,485	$466,052,217	$336,487,443	$366,210,610	$11,390,733	$3,105,097	$434,419,586	$199,039,352	$1,670,296	$67,355,880	$9,636,078	$1,387,450
* Net of foreign withholding taxes of	$(138)	$147,039	$9,747	$7,960	$—	$254	$—	$—	$—	$(60)	$587	$—
** Includes net realized gain (loss) from securities sold to affiliates of	$—	$—	$—	$5,411	$—	$—	$—	$—	$—	$—	$—	$—
§	As described in Note 1, TPIS merged into Nuveen Securities, LLC on September 30, 2019.

66	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	67

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Bond Index Fund		Core Bond Fund		Core Impact Bond Fund		Core Plus Bond Fund		5–15 Year Laddered Tax-Exempt Bond Fund		Green Bond Fund
		September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
		2020	2020	2020	2020	2020	2020	2020	2020	2020	2020	2020	2020
		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$191,922,300	$426,699,181	$91,183,220	$206,216,727	$55,794,370	$111,031,689	$73,550,219	$151,004,336	$2,706,804	$6,079,693	$503,453	$941,056
Net realized gain (loss) on total investments		88,459,387	79,162,493	80,791,198	116,527,146	105,949,382	73,921,740	67,119,212	91,375,019	(330,383)	1,197,718	621,307	252,339
Net change in unrealized appreciation (depreciation) on total investments		275,693,798	896,860,957	294,077,799	9,041,471	174,743,691	(33,488,210)	225,541,179	(77,991,557)	9,014,312	(2,288,242)	1,980,337	(662,145)
Net increase (decrease) in net assets from operations		556,075,485	1,402,722,631	466,052,217	331,785,344	336,487,443	151,465,219	366,210,610	164,387,798	11,390,733	4,989,169	3,105,097	531,250
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(107,484,064)	(265,359,219)	(24,075,663)	(46,734,172)	(36,568,761)	(91,443,600)	(21,023,617)	(41,371,056)	(68,206)	(180,158)	(310,994)	(890,091)
	Advisor Class	(231,899)	(183,950)	(9,733,136)	(26,116,084)	(11,256,676)	(27,654,075)	(2,950,301)	(5,513,588)	(7,898)	(15,969)	(15,600)	(43,103)
	Premier Class	(282,865)	(611,330)	(160,571)	(394,913)	(327,497)	(1,146,121)	(128,696)	(314,466)	—	—	(14,047)	(40,562)
	Retirement Class	(5,004,319)	(8,297,462)	(2,439,041)	(5,393,901)	(5,076,597)	(16,708,206)	(5,312,728)	(11,714,337)	—	—	(110,555)	(149,650)
	Retail Class	(322,475)	(562,993)	(1,176,461)	(2,740,822)	(2,366,008)	(6,418,614)	(3,883,724)	(8,036,493)	(2,632,059)	(6,518,916)	(44,901)	(81,594)
	Class W	(79,380,013)	(151,945,788)	(52,934,707)	(122,216,339)	—	—	(39,169,536)	(81,104,619)	—	—	—	—
Total distributions		(192,705,635)	(426,960,742)	(90,519,579)	(203,596,231)	(55,595,539)	(143,370,616)	(72,468,602)	(148,054,559)	(2,708,163)	(6,715,043)	(496,097)	(1,205,000)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,185,505,835	5,490,275,796	534,705,008	1,301,445,537	726,721,463	1,856,656,914	220,364,357	449,751,913	2,585,522	5,435,806	360,837	380,454
	Advisor Class	11,390,989	18,130,840	73,652,492	186,995,009	384,091,706	683,834,162	15,515,603	51,442,418	10,000	787,190	66,800	59,981
	Premier Class	4,597,042	9,293,152	1,448,772	2,086,674	8,803,897	10,764,178	656,004	4,428,363	—	—	—	—
	Retirement Class	110,461,753	207,108,501	18,893,618	47,033,782	9,028,577	84,616,901	36,029,473	28,148,084	—	—	5,303,076	6,489,787
	Retail Class	10,105,320	11,778,140	7,580,898	15,115,712	57,098,944	104,565,465	12,574,524	21,811,213	7,470,766	26,985,778	2,193,998	2,540,415
	Class W	1,834,359,107	2,292,367,122	858,160,707	1,158,055,113	—	—	527,373,161	526,319,799	—	—	—	—
Reinvestments of distributions:	Institutional Class	104,708,297	261,395,644	19,353,440	36,209,779	28,469,951	70,402,889	11,248,648	21,472,595	66,007	169,400	4,407	4,939
	Advisor Class	230,751	181,359	9,221,734	24,982,508	6,441,798	13,477,226	1,371,320	2,667,923	6,811	13,338	480	278
	Premier Class	282,865	611,330	155,883	389,814	259,617	1,061,755	127,553	310,891	—	—	—	—
	Retirement Class	5,004,014	8,295,590	2,438,713	5,393,098	5,076,062	16,689,375	5,312,714	11,711,291	—	—	96,514	109,270
	Retail Class	311,746	544,816	1,108,545	2,565,717	2,287,668	6,138,611	3,629,429	7,467,554	2,410,819	5,967,218	31,091	40,889
	Class W	—	—	—	—	—	—	—	—	—	—	—	—
Fund reorganization:	Institutional Class	—	—	—	60,267,084	—	—	—	73,135,010	—	—	—	—
	Advisor Class	—	—	—	49,145,762	—	—	—	200,871,633	—	—	—	—
	Retail Class	—	—	—	17,743,335	—	—	—	54,628,226	—	—	—	—
Redemptions:	Institutional Class	(2,138,915,481)	(2,765,152,186)	(179,671,264)	(634,579,619)	(455,537,605)	(665,978,746)	(123,202,287)	(352,405,136)	(1,162,276)	(5,553,151)	(243,844)	(30,224)
	Advisor Class	(3,071,537)	(2,948,765)	(293,344,148)	(304,273,247)	(115,995,586)	(321,710,883)	(28,394,791)	(77,011,082)	(268,041)	(31,079)	(158)	(11,130)
	Premier Class	(2,872,448)	(6,829,307)	(1,448,399)	(3,844,290)	(7,806,354)	(18,488,933)	(1,053,532)	(6,089,997)	—	—	—	—
	Retirement Class	(13,649,431)	(44,889,881)	(10,645,675)	(44,219,481)	(36,046,310)	(47,197,376)	(26,266,722)	(83,387,505)	—	—	(674,829)	(1,457,080)
	Retail Class	(4,085,854)	(5,627,595)	(8,512,726)	(23,281,135)	(39,737,124)	(50,543,751)	(24,010,153)	(42,086,558)	(11,695,877)	(32,891,370)	(645,448)	(1,072,003)
	Class W	(525,439,642)	(1,244,045,335)	(424,264,788)	(1,355,429,151)	—	—	(193,936,003)	(637,053,007)	—	—	—	—
Net increase (decrease) from shareholder transactions		578,923,326	4,230,489,221	608,832,810	541,802,001	573,156,704	1,744,287,787	437,339,298	256,133,628	(576,269)	883,130	6,492,924	7,055,576
Net increase (decrease) in net assets		942,293,176	5,206,251,110	984,365,448	669,991,114	854,048,608	1,752,382,390	731,081,306	272,466,867	8,106,301	(842,744)	9,101,924	6,381,826
NET ASSETS
Beginning of period		16,559,961,181	11,353,710,071	6,604,048,794	5,934,057,680	4,944,550,243	3,192,167,853	4,566,582,388	4,294,115,521	270,389,824	271,232,568	33,221,842	26,840,016
End of period		$17,502,254,357	$16,559,961,181	$7,588,414,242	$6,604,048,794	$5,798,598,851	$4,944,550,243	$5,297,663,694	$4,566,582,388	$278,496,125	$270,389,824	$42,323,766	$33,221,842

68	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	69

Statements of changes in net assets	continued

TIAA-CREF Funds ■ For the period or year ended

		Bond Index Fund		Core Bond Fund		Core Impact Bond Fund		Core Plus Bond Fund		5–15 Year Laddered Tax-Exempt Bond Fund		Green Bond Fund
		September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
		2020	2020	2020	2020	2020	2020	2020	2020	2020	2020	2020	2020
		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	101,769,586	505,684,309	48,769,780	124,501,386	66,779,547	175,262,612	20,201,783	42,342,394	247,281	504,123	32,640	35,374
	Advisor Class	978,506	1,630,998	6,741,040	17,563,405	35,340,515	64,510,714	1,430,910	4,827,676	931	71,964	6,095	5,609
	Premier Class	394,507	840,845	133,124	196,969	811,583	1,012,967	59,830	416,803	—	—	—	—
	Retirement Class	9,478,954	18,643,496	1,696,967	4,314,914	826,289	8,073,731	3,278,323	2,637,017	—	—	485,544	605,385
	Retail Class	865,384	1,051,210	676,342	1,397,774	5,268,582	9,879,563	1,165,076	2,041,882	695,769	2,498,176	201,799	239,009
	Class W	157,415,682	207,099,777	78,241,350	109,382,527	—	—	48,371,718	49,564,623	—	—	—	—
Shares reinvested:	Institutional Class	8,979,045	23,443,172	1,761,203	3,401,988	2,613,402	6,638,919	1,029,485	2,013,996	6,158	15,654	405	467
	Advisor Class	19,768	16,067	839,375	2,350,698	590,937	1,269,271	125,503	249,213	638	1,233	44	26
	Premier Class	24,247	54,849	14,180	36,687	23,832	100,205	11,682	29,190	—	—	—	—
	Retirement Class	428,742	742,839	217,995	498,371	466,185	1,574,565	485,833	1,098,552	—	—	8,825	10,306
	Retail Class	26,705	48,851	99,212	237,254	210,207	579,508	331,794	699,175	225,367	552,056	2,843	3,852
	Class W	—	—	—	—	—	—	—	—	—	—	—	—
Shares from fund reorganization:	Institutional Class	—	—	—	5,766,628	—	—	—	6,969,704	—	—	—	—
	Advisor Class	—	—	—	4,699,093	—	—	—	19,126,135	—	—	—	—
	Retail Class	—	—	—	1,668,644	—	—	—	5,195,855	—	—	—	—
Shares redeemed:	Institutional Class	(183,966,949)	(246,335,156)	(16,487,813)	(59,098,905)	(42,252,968)	(63,022,539)	(11,423,627)	(32,476,032)	(109,974)	(531,387)	(22,601)	(3,043)
	Advisor Class	(264,992)	(262,054)	(26,833,583)	(28,823,372)	(10,698,920)	(30,344,713)	(2,622,353)	(7,239,390)	(25,724)	(2,818)	(15)	(1,019)
	Premier Class	(247,754)	(608,790)	(135,108)	(359,360)	(717,347)	(1,730,347)	(97,088)	(571,621)	—	—	—	—
	Retirement Class	(1,171,687)	(4,038,095)	(953,118)	(4,106,297)	(3,324,515)	(4,476,301)	(2,432,667)	(7,888,268)	—	—	(62,423)	(140,854)
	Retail Class	(349,901)	(503,313)	(767,085)	(2,161,476)	(3,671,929)	(4,801,471)	(2,209,168)	(3,968,785)	(1,099,014)	(3,073,407)	(59,011)	(103,241)
	Class W	(45,311,116)	(110,397,101)	(39,297,114)	(128,181,424)	—	—	(18,063,644)	(59,926,625)	—	—	—	—
Net increase (decrease) from shareholder transactions		49,068,727	397,111,904	54,716,747	53,285,504	52,265,400	164,526,684	39,643,390	25,141,494	(58,568)	35,594	594,145	651,871

70	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	71

Statements of changes in net assets	continued

TIAA-CREF Funds ■ For the period or year ended

		High-Yield Fund		Inflation-Linked Bond Fund		Short Duration Impact Bond Fund		Short-Term Bond Fund		Short-Term Bond Index Fund		Money Market Fund
		September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
		2020	2020	2020	2020	2020	2020	2020	2020	2020	2020	2020	2020
		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$96,603,167	$213,407,740	$18,269,222	$87,250,770	$330,757	$764,756	$18,553,376	$57,671,522	$6,339,102	$13,802,460	$1,371,162	$25,743,869
Net realized gain (loss) on total investments		(90,989,203)	(81,312,513)	10,126,326	(5,983,205)	231,604	135,821	4,672,390	9,925,521	3,130,564	1,423,659	16,288	33,150
Net change in unrealized appreciation (depreciation) on total investments		428,805,622	(400,276,400)	170,643,804	68,916,329	1,107,935	(651,913)	44,130,114	(16,722,758)	166,412	12,013,817	—	—
Net increase (decrease) in net assets from operations		434,419,586	(268,181,173)	199,039,352	150,183,894	1,670,296	248,664	67,355,880	50,874,285	9,636,078	27,239,936	1,387,450	25,777,019
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(66,907,871)	(156,775,764)	(4,973,475)	(33,779,302)	(259,312)	(742,680)	(6,122,447)	(21,580,011)	(483,467)	(1,137,079)	(989,185)	(13,826,085)
	Advisor Class	(139,403)	(598,508)	(446,630)	(2,868,106)	(11,908)	(33,334)	(1,643,889)	(3,997,186)	(7,889)	(16,334)	(1,773)	(35,729)
	Premier Class	(540,621)	(1,371,443)	(22,430)	(59,211)	(10,690)	(31,827)	(45,064)	(138,286)	(5,333)	(14,976)	(180,624)	(3,329,337)
	Retirement Class	(7,862,042)	(19,700,573)	(455,515)	(3,627,124)	(36,272)	(68,395)	(1,048,105)	(2,927,141)	(712,211)	(1,307,867)	(138,984)	(3,880,553)
	Retail Class	(7,022,627)	(17,297,682)	(329,190)	(2,470,621)	(13,496)	(32,246)	(1,354,098)	(3,989,884)	(24,351)	(54,871)	(61,320)	(4,671,118)
	Class W	(14,188,985)	(16,961,016)	(6,944,012)	(29,288,645)	—	—	(8,407,244)	(25,047,525)	(5,104,837)	(11,272,600)	—	—
Total distributions		(96,661,549)	(212,704,986)	(13,171,252)	(72,093,009)	(331,678)	(908,482)	(18,620,847)	(57,680,033)	(6,338,088)	(13,803,727)	(1,371,886)	(25,742,822)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	653,286,655	953,544,394	111,150,134	370,872,285	403,867	1,864,571	141,617,094	316,381,053	16,867,770	23,681,868	221,718,992	711,438,174
	Advisor Class	5,218,675	10,546,605	22,833,666	34,417,666	85,467	117,000	48,041,847	31,669,297	1,085,890	32,688	87,323	1,814,498
	Premier Class	1,607,603	17,953,706	5,108,486	494,218	—	—	1,631,057	1,228,125	148,013	469,631	162,398,315	770,453,136
	Retirement Class	12,207,435	34,167,269	4,525,350	7,678,913	974,359	2,612,800	42,055,021	35,095,731	44,523,845	33,890,532	118,648,268	251,414,975
	Retail Class	25,162,611	76,570,048	12,931,661	28,304,167	241,257	401,322	5,173,802	11,194,452	1,574,041	1,127,424	66,835,056	176,250,137
	Class W	187,622,046	226,932,938	268,097,137	334,044,122	—	—	167,891,290	196,819,835	162,151,090	204,033,031	—	—
Reinvestments of distributions:	Institutional Class	57,923,578	139,449,157	4,771,138	32,467,835	18,692	42,274	4,323,143	16,974,392	483,384	1,136,856	986,433	13,820,523
	Advisor Class	130,372	569,031	173,787	1,084,423	466	—	691,898	1,292,012	7,137	14,254	1,647	33,881
	Premier Class	540,261	1,369,665	22,430	59,210	—	—	45,064	137,957	3,483	9,807	162,176	2,923,593
	Retirement Class	7,861,630	19,699,391	455,515	3,627,104	26,090	37,542	1,048,105	2,926,726	712,125	1,307,668	138,982	3,880,484
	Retail Class	6,565,997	16,058,947	291,723	2,132,293	3,261	2,131	1,248,560	3,685,718	23,830	53,229	60,328	4,587,321
	Class W	—	55	—	—	—	—	—	—	—	—	—	—
Fund reorganization:	Institutional Class	—	—	—	80,898,466	—	—	—	58,675,190	—	—	—	—
	Advisor Class	—	—	—	347,105,669	—	—	—	260,350,375	—	—	—	—
	Retail Class	—	—	—	63,629,612	—	—	—	92,170,171	—	—	—	—
Redemptions:	Institutional Class	(630,456,065)	(1,565,459,484)	(525,372,451)	(464,145,376)	(8,070)	(1,889,649)	(76,457,052)	(680,708,184)	(3,456,786)	(15,141,855)	(284,909,328)	(340,184,651)
	Advisor Class	(4,298,525)	(19,433,750)	(38,074,154)	(245,631,580)	(35,749)	(117,116)	(38,022,482)	(130,337,661)	(151,684)	(285,826)	(146,315)	(2,050,015)
	Premier Class	(2,440,047)	(29,342,822)	(541,965)	(1,052,865)	—	—	(864,380)	(5,687,013)	—	(513,378)	(323,220,137)	(360,216,040)
	Retirement Class	(29,133,834)	(99,064,417)	(16,258,368)	(50,079,336)	(358,844)	(399,064)	(13,400,438)	(34,871,830)	(7,116,186)	(5,546,960)	(89,558,645)	(135,300,369)
	Retail Class	(48,691,112)	(105,725,044)	(17,974,492)	(49,560,761)	(12,190)	(261,755)	(13,188,107)	(44,004,518)	(330,159)	(779,386)	(69,459,034)	(158,241,194)
	Class W	(96,907,186)	(101,632,859)	(89,012,242)	(241,266,373)	—	—	(62,717,641)	(300,990,048)	(45,017,591)	(78,395,800)	—	—
Net increase (decrease) from shareholder transactions		146,200,094	(423,797,170)	(256,872,645)	255,079,692	1,338,606	2,410,056	209,116,781	(167,998,220)	171,508,202	165,093,783	(196,255,939)	940,624,453
Net increase (decrease) in net assets		483,958,131	(904,683,329)	(71,004,545)	333,170,577	2,677,224	1,750,238	257,851,814	(174,803,968)	174,806,192	178,529,992	(196,240,375)	940,658,650
NET ASSETS
Beginning of period		3,247,352,113	4,152,035,442	3,427,474,839	3,094,304,262	28,577,991	26,827,753	1,810,345,723	1,985,149,691	674,681,864	496,151,872	2,195,033,898	1,254,375,248
End of period		$3,731,310,244	$3,247,352,113	$3,356,470,294	$3,427,474,839	$31,255,215	$28,577,991	$2,068,197,537	$1,810,345,723	$849,488,056	$674,681,864	$1,998,793,523	$2,195,033,898

72	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	73

Statements of changes in net assets	concluded

TIAA-CREF Funds ■ For the period or year ended

		High-Yield Fund		Inflation-Linked Bond Fund		Short Duration Impact Bond Fund		Short-Term Bond Fund		Short-Term Bond Index Fund		Money Market Fund
		September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
		2020	2020	2020	2020	2020	2020	2020	2020	2020	2020	2020	2020
		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	72,047,007	98,427,976	9,308,506	32,168,942	39,559	184,073	13,242,787	30,574,618	1,657,401	2,368,426	221,718,990	711,438,174
	Advisor Class	578,405	1,088,094	1,908,935	2,980,603	8,420	11,550	4,635,599	3,077,699	106,572	3,269	87,323	1,814,498
	Premier Class	177,801	1,850,883	434,332	43,148	—	—	157,411	118,364	14,568	46,947	162,398,315	770,453,136
	Retirement Class	1,350,080	3,528,411	375,432	665,136	95,366	257,557	4,025,500	3,387,443	4,374,225	3,390,855	118,648,268	251,414,975
	Retail Class	2,783,053	7,900,851	1,112,085	2,531,468	23,534	39,814	497,393	1,079,271	154,710	112,685	66,835,057	176,250,137
	Class W	21,289,190	25,589,539	22,437,019	29,083,259	—	—	16,108,988	19,027,349	15,924,478	20,431,018	—	—
Shares reinvested:	Institutional Class	6,396,202	14,549,599	397,301	2,839,344	1,824	4,164	414,284	1,637,492	47,460	113,584	986,433	13,820,523
	Advisor Class	14,396	59,101	14,476	94,594	45	—	66,314	124,574	700	1,425	1,647	33,881
	Premier Class	59,624	142,733	1,872	5,185	—	—	4,314	13,302	342	980	162,176	2,923,593
	Retirement Class	868,710	2,055,121	37,702	314,659	2,546	3,700	100,303	281,999	69,917	130,614	138,982	3,880,484
	Retail Class	722,578	1,669,228	24,981	191,224	318	211	119,629	355,163	2,340	5,320	60,328	4,587,321
	Class W	—	6	—	—	—	—	—	—	—	—	—	—
Shares from fund reorganization:	Institutional Class	—	—	—	7,107,836	—	—	—	5,669,326	—	—	—	—
	Advisor Class	—	—	—	30,491,317	—	—	—	25,162,252	—	—	—	—
	Retail Class	—	—	—	5,734,468	—	—	—	8,898,176	—	—	—	—
Shares redeemed:	Institutional Class	(69,705,824)	(163,217,798)	(44,132,684)	(40,319,460)	(787)	(187,450)	(7,004,717)	(65,306,829)	(339,656)	(1,514,286)	(284,909,328)	(340,184,650)
	Advisor Class	(473,273)	(2,037,439)	(3,185,439)	(21,309,409)	(3,490)	(11,550)	(3,651,041)	(12,568,632)	(14,892)	(28,539)	(146,315)	(2,050,015)
	Premier Class	(270,181)	(3,060,252)	(45,824)	(91,940)	—	—	(82,428)	(548,782)	—	(50,791)	(323,220,137)	(360,216,040)
	Retirement Class	(3,244,924)	(10,475,887)	(1,356,617)	(4,330,693)	(35,069)	(39,245)	(1,284,609)	(3,368,106)	(698,454)	(554,513)	(89,558,645)	(135,300,368)
	Retail Class	(5,412,021)	(11,160,257)	(1,552,779)	(4,416,306)	(1,192)	(25,915)	(1,266,851)	(4,252,428)	(32,438)	(77,844)	(69,459,034)	(158,241,194)
	Class W	(10,503,200)	(10,481,975)	(7,434,860)	(20,867,113)	—	—	(6,058,595)	(29,079,631)	(4,429,237)	(7,795,300)	—	—
Net increase (decrease) from shareholder transactions		16,677,623	(43,572,066)	(21,655,562)	22,916,262	131,074	236,909	20,024,281	(15,717,380)	16,838,036	16,583,850	(196,255,940)	940,624,455

74	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	75

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
BOND INDEX FUND
Institutional Class:	9/30/20	#	$11.40	$0.13		$ 0.26	$ 0.39	$(0.13)	$ —	$(0.13)	$11.66
	3/31/20		10.76	0.29		0.64	0.93	(0.29)	—	(0.29)	11.40
	3/31/19		10.58	0.29		0.18	0.47	(0.29)	—	(0.29)	10.76
	3/31/18		10.75	0.26		(0.17)	0.09	(0.26)	(0.00)	(0.26)	10.58
	3/31/17		10.98	0.25		(0.23)	0.02	(0.25)	—	(0.25)	10.75
	3/31/16		11.03	0.25		(0.03)	0.22	(0.25)	(0.02)	(0.27)	10.98
Advisor Class:	9/30/20	#	11.41	0.12		0.25	0.37	(0.12)	—	(0.12)	11.66
	3/31/20		10.76	0.27		0.66	0.93	(0.28)	—	(0.28)	11.41
	3/31/19		10.59	0.28		0.17	0.45	(0.28)	—	(0.28)	10.76
	3/31/18		10.76	0.25		(0.17)	0.08	(0.25)	(0.00)	(0.25)	10.59
	3/31/17		10.98	0.25		(0.22)	0.03	(0.25)	—	(0.25)	10.76
	3/31/16	‡	10.77	0.08		0.23	0.31	(0.08)	(0.02)	(0.10)	10.98
Premier Class:	9/30/20	#	11.40	0.12		0.26	0.38	(0.12)	—	(0.12)	11.66
	3/31/20		10.76	0.27		0.64	0.91	(0.27)	—	(0.27)	11.40
	3/31/19		10.58	0.27		0.18	0.45	(0.27)	—	(0.27)	10.76
	3/31/18		10.75	0.25		(0.17)	0.08	(0.25)	(0.00)	(0.25)	10.58
	3/31/17		10.98	0.23		(0.23)	0.00	(0.23)	—	(0.23)	10.75
	3/31/16		11.03	0.23		(0.03)	0.20	(0.23)	(0.02)	(0.25)	10.98
Retirement Class:	9/30/20	#	11.41	0.11		0.26	0.37	(0.12)	—	(0.12)	11.66
	3/31/20		10.77	0.26		0.64	0.90	(0.26)	—	(0.26)	11.41
	3/31/19		10.59	0.26		0.18	0.44	(0.26)	—	(0.26)	10.77
	3/31/18		10.75	0.24		(0.16)	0.08	(0.24)	(0.00)	(0.24)	10.59
	3/31/17		10.98	0.22		(0.23)	(0.01)	(0.22)	—	(0.22)	10.75
	3/31/16		11.04	0.22		(0.04)	0.18	(0.22)	(0.02)	(0.24)	10.98
Retail Class:	9/30/20	#	11.41	0.11		0.26	0.37	(0.11)	—	(0.11)	11.67
	3/31/20		10.77	0.25		0.64	0.89	(0.25)	—	(0.25)	11.41
	3/31/19		10.59	0.26		0.18	0.44	(0.26)	—	(0.26)	10.77
	3/31/18		10.75	0.23		(0.16)	0.07	(0.23)	(0.00)	(0.23)	10.59
	3/31/17		10.98	0.21		(0.23)	(0.02)	(0.21)	—	(0.21)	10.75
	3/31/16		11.04	0.21		(0.04)	0.17	(0.21)	(0.02)	(0.23)	10.98
Class W:	9/30/20	#	11.41	0.13		0.26	0.39	(0.14)	—	(0.14)	11.66
	3/31/20		10.76	0.30		0.65	0.95	(0.30)	—	(0.30)	11.41
	3/31/19	††	10.43	0.16		0.32	0.48	(0.15)	—	(0.15)	10.76
CORE BOND FUND
Institutional Class:	9/30/20	#	10.48	0.13		0.60	0.73	(0.13)	—	(0.13)	11.08
	3/31/20		10.29	0.30		0.19	0.49	(0.30)	—	(0.30)	10.48
	3/31/19		10.18	0.32		0.11	0.43	(0.32)	—	(0.32)	10.29
	3/31/18		10.30	0.31		(0.12)	0.19	(0.30)	(0.01)	(0.31)	10.18
	3/31/17		10.45	0.29		(0.05)	0.24	(0.29)	(0.10)	(0.39)	10.30
	3/31/16		10.65	0.28		(0.07)	0.21	(0.28)	(0.13)	(0.41)	10.45
Advisor Class:	9/30/20	#	10.49	0.13		0.60	0.73	(0.13)	—	(0.13)	11.09
	3/31/20		10.30	0.29		0.19	0.48	(0.29)	—	(0.29)	10.49
	3/31/19		10.18	0.31		0.12	0.43	(0.31)	—	(0.31)	10.30
	3/31/18		10.30	0.30		(0.11)	0.19	(0.30)	(0.01)	(0.31)	10.18
	3/31/17		10.46	0.29		(0.06)	0.23	(0.29)	(0.10)	(0.39)	10.30
	3/31/16	‡	10.39	0.09		0.20	0.29	(0.09)	(0.13)	(0.22)	10.46
Premier Class:	9/30/20	#	10.49	0.13		0.59	0.72	(0.12)	—	(0.12)	11.09
	3/31/20		10.30	0.29		0.18	0.47	(0.28)	—	(0.28)	10.49
	3/31/19		10.18	0.31		0.12	0.43	(0.31)	—	(0.31)	10.30
	3/31/18		10.30	0.29		(0.11)	0.18	(0.29)	(0.01)	(0.30)	10.18
	3/31/17		10.46	0.27		(0.06)	0.21	(0.27)	(0.10)	(0.37)	10.30
	3/31/16		10.66	0.27		(0.07)	0.20	(0.27)	(0.13)	(0.40)	10.46
Retirement Class:	9/30/20	#	10.67	0.12		0.62	0.74	(0.12)	—	(0.12)	11.29
	3/31/20		10.48	0.28		0.19	0.47	(0.28)	—	(0.28)	10.67
	3/31/19		10.36	0.30		0.12	0.42	(0.30)	—	(0.30)	10.48
	3/31/18		10.49	0.28		(0.12)	0.16	(0.28)	(0.01)	(0.29)	10.36
	3/31/17		10.64	0.27		(0.05)	0.22	(0.27)	(0.10)	(0.37)	10.49
	3/31/16		10.84	0.26		(0.07)	0.19	(0.26)	(0.13)	(0.39)	10.64
Retail Class:	9/30/20	#	10.66	0.12		0.61	0.73	(0.12)	—	(0.12)	11.27
	3/31/20		10.47	0.28		0.18	0.46	(0.27)	—	(0.27)	10.66
	3/31/19		10.35	0.30		0.12	0.42	(0.30)	—	(0.30)	10.47
	3/31/18		10.48	0.28		(0.12)	0.16	(0.28)	(0.01)	(0.29)	10.35
	3/31/17		10.63	0.26		(0.05)	0.21	(0.26)	(0.10)	(0.36)	10.48
	3/31/16		10.83	0.26		(0.08)	0.18	(0.25)	(0.13)	(0.38)	10.63
Class W:	9/30/20	#	10.48	0.15		0.60	0.75	(0.15)	—	(0.15)	11.08
	3/31/20		10.29	0.33		0.19	0.52	(0.33)	—	(0.33)	10.48
	3/31/19	††	10.00	0.18		0.29	0.47	(0.18)	—	(0.18)	10.29

76	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

					Ratios and supplemental data
	For the period				Net assets at		Ratios to average net assets						Portfolio	Portfolio turnover rate excluding
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate	mortgage dollar rolls
BOND INDEX FUND
Institutional Class:	9/30/20	#	3.33%[b]		$ 9,425,395		0.11%[c]		0.11%[c]		2.21%[c]		20%	20%
	3/31/20		8.83		10,054,559		0.11		0.11		2.61		32	32
	3/31/19		4.55		6,445,380		0.11		0.11		2.75		20	20
	3/31/18		0.89		9,558,420		0.12		0.12		2.45		15	15
	3/31/17		0.15		7,372,654		0.12		0.12		2.27		14	14
	3/31/16		1.99		6,115,247		0.12		0.12		2.28		22	22
Advisor Class:	9/30/20	#	3.28	[b]	25,935		0.22	[c]	0.22	[c]	2.10	[c]	20	20
	3/31/20		8.73		17,005		0.22		0.22		2.48		32	32
	3/31/19		4.33		1,139		0.22		0.22		2.74		20	20
	3/31/18		0.78		282		0.20		0.20		2.30		15	15
	3/31/17		0.22		4,636		0.18		0.18		2.36		14	14
	3/31/16	‡	2.84	[b]	102		0.34	[c]	0.27	[c]	2.23	[c]	22	22
Premier Class:	9/30/20	#	3.35	[b]	28,500		0.26	[c]	0.26	[c]	2.06	[c]	20	20
	3/31/20		8.58		25,927		0.27		0.27		2.46		32	32
	3/31/19		4.39		21,379		0.26		0.26		2.61		20	20
	3/31/18		0.74		33,640		0.27		0.27		2.30		15	15
	3/31/17		0.00		30,001		0.27		0.27		2.10		14	14
	3/31/16		1.84		52,687		0.27		0.27		2.13		22	22
Retirement Class:	9/30/20	#	3.20	[b]	561,304		0.36	[c]	0.36	[c]	1.96	[c]	20	20
	3/31/20		8.46		449,368		0.37		0.37		2.36		32	32
	3/31/19		4.29		258,787		0.36		0.36		2.53		20	20
	3/31/18		0.73		179,875		0.37		0.37		2.20		15	15
	3/31/17		(0.10)		139,123		0.37		0.37		2.02		14	14
	3/31/16		1.64		120,858		0.37		0.37		2.03		22	22
Retail Class:	9/30/20	#	3.26	[b]	36,629		0.42	[c]	0.42	[c]	1.90	[c]	20	20
	3/31/20		8.39		29,641		0.43		0.43		2.29		32	32
	3/31/19		4.20		21,544		0.44		0.44		2.43		20	20
	3/31/18		0.66		20,927		0.44		0.44		2.12		15	15
	3/31/17		(0.18)		21,467		0.44		0.44		1.94		14	14
	3/31/16		1.55		21,540		0.46		0.46		1.94		22	22
Class W:	9/30/20	#	3.39	[b]	7,424,491		0.11	[c]	0.00	[c]	2.31	[c]	20	20
	3/31/20		8.96		5,983,462		0.11		0.00		2.72		32	32
	3/31/19	††	4.69	[b]	4,605,482		0.11	[c]	0.00	[c]	2.97	[c]	20	20
CORE BOND FUND
Institutional Class:	9/30/20	#	7.01	[b]	2,231,496		0.29	[c]	0.29	[c]	2.43	[c]	94	53
	3/31/20		4.75		1,753,879		0.30		0.30		2.86		133	125
	3/31/19		4.38		954,430		0.30		0.30		3.16		138	125
	3/31/18		1.83		4,343,864		0.30		0.30		2.95		155	130
	3/31/17		2.29		3,777,813		0.31		0.31		2.75		277	179
	3/31/16		2.05		2,729,221		0.31		0.31		2.72		309	166
Advisor Class:	9/30/20	#	6.93	[b]	745,060		0.42	[c]	0.42	[c]	2.30	[c]	94	53
	3/31/20		4.61		906,706		0.43		0.43		2.73		133	125
	3/31/19		4.37		933,420		0.44		0.44		3.15		138	125
	3/31/18		1.74		5,148		0.38		0.38		2.95		155	130
	3/31/17		2.28		210		0.33		0.33		2.74		277	179
	3/31/16	‡	2.71	[b]	102		0.53	[c]	0.46	[c]	2.78	[c]	309	166
Premier Class:	9/30/20	#	6.92	[b]	14,604		0.44	[c]	0.44	[c]	2.28	[c]	94	53
	3/31/20		4.60		13,685		0.45		0.45		2.71		133	125
	3/31/19		4.32		14,729		0.45		0.45		3.05		138	125
	3/31/18		1.67		25,584		0.45		0.45		2.79		155	130
	3/31/17		2.04		27,651		0.46		0.46		2.60		277	179
	3/31/16		1.89		30,009		0.46		0.46		2.59		309	166
Retirement Class:	9/30/20	#	6.86	[b]	231,707		0.54	[c]	0.54	[c]	2.18	[c]	94	53
	3/31/20		4.56		208,899		0.55		0.55		2.61		133	125
	3/31/19		4.20		197,645		0.55		0.55		2.98		138	125
	3/31/18		1.49		213,497		0.55		0.55		2.69		155	130
	3/31/17		2.04		224,159		0.56		0.56		2.50		277	179
	3/31/16		1.80		234,458		0.56		0.56		2.45		309	166
Retail Class:	9/30/20	#	6.75	[b]	112,544		0.58	[c]	0.58	[c]	2.14	[c]	94	53
	3/31/20		4.52		106,363		0.59		0.59		2.57		133	125
	3/31/19		4.16		92,455		0.60		0.60		2.93		138	125
	3/31/18		1.45		97,066		0.60		0.60		2.65		155	130
	3/31/17		1.99		90,587		0.61		0.61		2.45		277	179
	3/31/16		1.75		79,566		0.62		0.62		2.41		309	166
Class W:	9/30/20	#	7.16	[b]	4,253,002		0.29	[c]	0.00	[c]	2.72	[c]	94	53
	3/31/20		5.06		3,614,517		0.30		0.00		3.16		133	125
	3/31/19	††	4.77	[b]	3,741,378		0.30	[c]	0.00	[c]	3.64	[c]	138	125

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	77

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
CORE IMPACT BOND FUND
Institutional Class:	9/30/20	#	$10.41	$0.12		$ 0.59	$0.71	$(0.12)	$ —	$(0.12)	$11.00
	3/31/20		10.28	0.28		0.20	0.48	(0.28)	(0.07)	(0.35)	10.41
	3/31/19		10.14	0.30		0.14	0.44	(0.30)	—	(0.30)	10.28
	3/31/18		10.18	0.27		(0.05)	0.22	(0.26)	—	(0.26)	10.14
	3/31/17		10.32	0.24		(0.06)	0.18	(0.25)	(0.07)	(0.32)	10.18
	3/31/16		10.45	0.26		(0.09)	0.17	(0.26)	(0.04)	(0.30)	10.32
Advisor Class:	9/30/20	#	10.42	0.11		0.58	0.69	(0.11)	—	(0.11)	11.00
	3/31/20		10.29	0.27		0.20	0.47	(0.27)	(0.07)	(0.34)	10.42
	3/31/19		10.15	0.30		0.14	0.44	(0.30)	—	(0.30)	10.29
	3/31/18		10.19	0.26		(0.05)	0.21	(0.25)	—	(0.25)	10.15
	3/31/17		10.32	0.21		(0.03)	0.18	(0.24)	(0.07)	(0.31)	10.19
	3/31/16	‡	10.20	0.08		0.16	0.24	(0.08)	(0.04)	(0.12)	10.32
Premier Class:	9/30/20	#	10.42	0.11		0.58	0.69	(0.11)	—	(0.11)	11.00
	3/31/20		10.29	0.27		0.20	0.47	(0.27)	(0.07)	(0.34)	10.42
	3/31/19		10.15	0.28		0.14	0.42	(0.28)	—	(0.28)	10.29
	3/31/18		10.19	0.25		(0.05)	0.20	(0.24)	—	(0.24)	10.15
	3/31/17		10.31	0.23		(0.04)	0.19	(0.24)	(0.07)	(0.31)	10.19
	3/31/16		10.45	0.25		(0.11)	0.14	(0.24)	(0.04)	(0.28)	10.31
Retirement Class:	9/30/20	#	10.41	0.10		0.59	0.69	(0.10)	—	(0.10)	11.00
	3/31/20		10.29	0.26		0.19	0.45	(0.26)	(0.07)	(0.33)	10.41
	3/31/19		10.14	0.28		0.15	0.43	(0.28)	—	(0.28)	10.29
	3/31/18		10.19	0.24		(0.06)	0.18	(0.23)	—	(0.23)	10.14
	3/31/17		10.32	0.22		(0.05)	0.17	(0.23)	(0.07)	(0.30)	10.19
	3/31/16		10.45	0.23		(0.09)	0.14	(0.23)	(0.04)	(0.27)	10.32
Retail Class:	9/30/20	#	10.40	0.10		0.59	0.69	(0.10)	—	(0.10)	10.99
	3/31/20		10.28	0.25		0.19	0.44	(0.25)	(0.07)	(0.32)	10.40
	3/31/19		10.14	0.27		0.14	0.41	(0.27)	—	(0.27)	10.28
	3/31/18		10.18	0.24		(0.05)	0.19	(0.23)	—	(0.23)	10.14
	3/31/17		10.31	0.22		(0.06)	0.16	(0.22)	(0.07)	(0.29)	10.18
	3/31/16		10.45	0.23		(0.10)	0.13	(0.23)	(0.04)	(0.27)	10.31
CORE PLUS BOND FUND
Institutional Class:	9/30/20	#	10.38	0.16		0.66	0.82	(0.15)	—	(0.15)	11.05
	3/31/20		10.35	0.32		0.03	0.35	(0.32)	—	(0.32)	10.38
	3/31/19		10.24	0.35		0.10	0.45	(0.34)	—	(0.34)	10.35
	3/31/18		10.36	0.33		(0.11)	0.22	(0.33)	(0.01)	(0.34)	10.24
	3/31/17		10.47	0.33		(0.02)	0.31	(0.32)	(0.10)	(0.42)	10.36
	3/31/16		10.75	0.32		(0.16)	0.16	(0.32)	(0.12)	(0.44)	10.47
Advisor Class:	9/30/20	#	10.39	0.15		0.67	0.82	(0.15)	—	(0.15)	11.06
	3/31/20		10.36	0.31		0.03	0.34	(0.31)	—	(0.31)	10.39
	3/31/19		10.25	0.34		0.11	0.45	(0.34)	—	(0.34)	10.36
	3/31/18		10.37	0.32		(0.11)	0.21	(0.32)	(0.01)	(0.33)	10.25
	3/31/17		10.48	0.30		0.01	0.31	(0.32)	(0.10)	(0.42)	10.37
	3/31/16	‡	10.45	0.10		0.15	0.25	(0.10)	(0.12)	(0.22)	10.48
Premier Class:	9/30/20	#	10.38	0.15		0.67	0.82	(0.15)	—	(0.15)	11.05
	3/31/20		10.35	0.31		0.02	0.33	(0.30)	—	(0.30)	10.38
	3/31/19		10.24	0.33		0.11	0.44	(0.33)	—	(0.33)	10.35
	3/31/18		10.36	0.32		(0.12)	0.20	(0.31)	(0.01)	(0.32)	10.24
	3/31/17		10.47	0.31		(0.01)	0.30	(0.31)	(0.10)	(0.41)	10.36
	3/31/16		10.75	0.30		(0.16)	0.14	(0.30)	(0.12)	(0.42)	10.47
Retirement Class:	9/30/20	#	10.40	0.14		0.66	0.80	(0.14)	—	(0.14)	11.06
	3/31/20		10.37	0.30		0.02	0.32	(0.29)	—	(0.29)	10.40
	3/31/19		10.26	0.32		0.11	0.43	(0.32)	—	(0.32)	10.37
	3/31/18		10.37	0.31		(0.11)	0.20	(0.30)	(0.01)	(0.31)	10.26
	3/31/17		10.49	0.30		(0.02)	0.28	(0.30)	(0.10)	(0.40)	10.37
	3/31/16		10.76	0.29		(0.15)	0.14	(0.29)	(0.12)	(0.41)	10.49
Retail Class:	9/30/20	#	10.40	0.14		0.67	0.81	(0.14)	—	(0.14)	11.07
	3/31/20		10.38	0.29		0.01	0.30	(0.28)	—	(0.28)	10.40
	3/31/19		10.26	0.32		0.11	0.43	(0.31)	—	(0.31)	10.38
	3/31/18		10.38	0.30		(0.11)	0.19	(0.30)	(0.01)	(0.31)	10.26
	3/31/17		10.49	0.30		(0.02)	0.28	(0.29)	(0.10)	(0.39)	10.38
	3/31/16		10.77	0.29		(0.17)	0.12	(0.28)	(0.12)	(0.40)	10.49
Class W:	9/30/20	#	10.38	0.17		0.67	0.84	(0.17)	—	(0.17)	11.05
	3/31/20		10.36	0.36		0.01	0.37	(0.35)	—	(0.35)	10.38
	3/31/19	††	10.07	0.19		0.29	0.48	(0.19)	—	(0.19)	10.36

78	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data
	For the period				Net assets at		Ratios to average net assets						Portfolio		Portfolio turnover rate excluding
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate		mortgage dollar rolls
CORE IMPACT BOND FUND
Institutional Class:	9/30/20	#	6.80%[b]		$ 3,703,550		0.35%[c]		0.35%[c]		2.13%[c]		149%		116%
	3/31/20		4.74		3,223,141		0.36		0.36		2.68		115	[f]	110	[f]
	3/31/19		4.47		1,961,314		0.37		0.37		3.02		90		82
	3/31/18		2.14		1,203,023		0.39		0.39		2.61		112		89
	3/31/17		1.73		618,298		0.40		0.40		2.36		182		115
	3/31/16		1.64		377,577		0.41		0.40		2.50		107		107
Advisor Class:	9/30/20	#	6.65	[b]	1,260,262		0.43	[c]	0.43	[c]	2.04	[c]	149		116
	3/31/20		4.64		930,083		0.46		0.46		2.58		115	[f]	110	[f]
	3/31/19		4.39		554,143		0.44		0.44		2.97		90		82
	3/31/18		2.09		239,374		0.44		0.44		2.55		112		89
	3/31/17		1.68		113,376		0.53		0.52		2.13		182		115
	3/31/16	‡	2.40	[b]	102		0.63	[c]	0.55	[c]	2.53	[c]	107		107
Premier Class:	9/30/20	#	6.61	[b]	33,891		0.51	[c]	0.51	[c]	1.97	[c]	149		116
	3/31/20		4.57		30,850		0.53		0.53		2.51		115	[f]	110	[f]
	3/31/19		4.28		36,827		0.55		0.55		2.84		90		82
	3/31/18		1.99		30,079		0.54		0.54		2.44		112		89
	3/31/17		1.78		17,334		0.55		0.55		2.24		182		115
	3/31/16		1.39		29,475		0.56		0.55		2.43		107		107
Retirement Class:	9/30/20	#	6.67	[b]	534,432		0.60	[c]	0.60	[c]	1.89	[c]	149		116
	3/31/20		4.38		527,044		0.61		0.61		2.43		115	[f]	110	[f]
	3/31/19		4.31		467,437		0.62		0.62		2.77		90		82
	3/31/18		1.79		364,848		0.64		0.64		2.34		112		89
	3/31/17		1.58		263,594		0.65		0.65		2.12		182		115
	3/31/16		1.39		223,415		0.66		0.65		2.28		107		107
Retail Class:	9/30/20	#	6.66	[b]	266,463		0.61	[c]	0.61	[c]	1.87	[c]	149		116
	3/31/20		4.35		233,432		0.64		0.64		2.40		115	[f]	110	[f]
	3/31/19		4.18		172,447		0.65		0.65		2.72		90		82
	3/31/18		1.88		176,995		0.65		0.65		2.33		112		89
	3/31/17		1.56		107,219		0.67		0.67		2.10		182		115
	3/31/16		1.26		72,933		0.69		0.68		2.23		107		107
CORE PLUS BOND FUND
Institutional Class:	9/30/20	#	7.96	[b]	1,581,087		0.29	[c]	0.29	[c]	2.86	[c]	60		30
	3/31/20		3.31		1,383,899		0.30		0.30		3.04		94	[f]	85	[f]
	3/31/19		4.56		1,185,094		0.30		0.30		3.39		106		90
	3/31/18		2.07		3,434,043		0.30		0.30		3.19		156		116
	3/31/17		3.02		2,921,905		0.31		0.31		3.12		246		154
	3/31/16		1.56		2,449,009		0.31		0.31		3.05		293		172
Advisor Class:	9/30/20	#	7.92	[b]	213,143		0.37	[c]	0.37	[c]	2.79	[c]	60		30
	3/31/20		3.24		211,366		0.38		0.38		2.93		94	[f]	85	[f]
	3/31/19		4.51		35,007		0.35		0.35		3.39		106		90
	3/31/18		1.99		24,604		0.37		0.37		3.17		156		116
	3/31/17		2.98		1,658		0.40		0.40		2.98		246		154
	3/31/16	‡	2.46	[b]	102		0.53	[c]	0.46	[c]	3.06	[c]	293		172
Premier Class:	9/30/20	#	7.88	[b]	9,754		0.44	[c]	0.44	[c]	2.71	[c]	60		30
	3/31/20		3.16		9,431		0.45		0.45		2.89		94	[f]	85	[f]
	3/31/19		4.41		10,707		0.45		0.45		3.25		106		90
	3/31/18		1.92		22,115		0.46		0.46		3.02		156		116
	3/31/17		2.87		41,849		0.46		0.46		2.97		246		154
	3/31/16		1.41		26,983		0.46		0.46		2.92		293		172
Retirement Class:	9/30/20	#	7.72	[b]	434,661		0.54	[c]	0.54	[c]	2.61	[c]	60		30
	3/31/20		3.06		394,611		0.55		0.55		2.79		94	[f]	85	[f]
	3/31/19		4.30		436,641		0.55		0.55		3.18		106		90
	3/31/18		1.92		426,965		0.55		0.55		2.94		156		116
	3/31/17		2.67		333,416		0.56		0.56		2.87		246		154
	3/31/16		1.41		198,216		0.56		0.56		2.80		293		172
Retail Class:	9/30/20	#	7.78	[b]	309,764		0.60	[c]	0.60	[c]	2.55	[c]	60		30
	3/31/20		2.90		298,496		0.61		0.61		2.73		94	[f]	85	[f]
	3/31/19		4.33		256,549		0.62		0.62		3.11		106		90
	3/31/18		1.75		264,757		0.62		0.62		2.87		156		116
	3/31/17		2.69		263,847		0.63		0.63		2.80		246		154
	3/31/16		1.25		264,536		0.63		0.63		2.73		293		172
Class W:	9/30/20	#	8.12	[b]	2,749,256		0.29	[c]	0.00	[c]	3.15	[c]	60		30
	3/31/20		3.52		2,268,780		0.30		0.00		3.34		94	[f]	85	[f]
	3/31/19	††	4.82	[b]	2,370,116		0.31	[c]	0.00	[c]	3.84	[c]	106		90

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	79

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
5–15 YEAR LADDERED TAX-EXEMPT BOND FUND
Institutional Class:	9/30/20	#	$10.50	$0.12		$ 0.34	$ 0.46	$(0.12)	$ —	$(0.12)	$10.84
	3/31/20		10.55	0.26		(0.03)	0.23	(0.26)	(0.02)	(0.28)	10.50
	3/31/19		10.26	0.27		0.30	0.57	(0.27)	(0.01)	(0.28)	10.55
	3/31/18		10.25	0.24		0.01	0.25	(0.24)	(0.00)[d]	(0.24)	10.26
	3/31/17		10.72	0.22		(0.29)	(0.07)	(0.23)	(0.17)	(0.40)	10.25
	3/31/16		10.82	0.22		0.06	0.28	(0.22)	(0.16)	(0.38)	10.72
Advisor Class:	9/30/20	#	10.50	0.12		0.33	0.45	(0.12)	—	(0.12)	10.83
	3/31/20		10.55	0.25		(0.02)	0.23	(0.26)	(0.02)	(0.28)	10.50
	3/31/19		10.26	0.26		0.30	0.56	(0.26)	(0.01)	(0.27)	10.55
	3/31/18		10.25	0.24		0.01	0.25	(0.24)	(0.00)[d]	(0.24)	10.26
	3/31/17		10.72	0.23		(0.30)	(0.07)	(0.23)	(0.17)	(0.40)	10.25
	3/31/16	‡	10.75	0.07		0.13	0.20	(0.07)	(0.16)	(0.23)	10.72
Retail Class:	9/30/20	#	10.51	0.11		0.34	0.45	(0.11)	—	(0.11)	10.85
	3/31/20		10.56	0.23		(0.03)	0.20	(0.23)	(0.02)	(0.25)	10.51
	3/31/19		10.27	0.24		0.30	0.54	(0.24)	(0.01)	(0.25)	10.56
	3/31/18		10.26	0.21		0.01	0.22	(0.21)	(0.00)[d]	(0.21)	10.27
	3/31/17		10.73	0.20		(0.30)	(0.10)	(0.20)	(0.17)	(0.37)	10.26
	3/31/16		10.84	0.19		0.05	0.24	(0.19)	(0.16)	(0.35)	10.73
GREEN BOND FUND
Institutional Class:	9/30/20	#	10.22	0.15		0.79	0.94	(0.15)	—	(0.15)	11.01
	3/31/20		10.33	0.33		(0.02)	0.31	(0.33)	(0.09)	(0.42)	10.22
	3/31/19	§	10.00	0.14		0.33	0.47	(0.14)	—	(0.14)	10.33
Advisor Class:	9/30/20	#	10.22	0.15		0.79	0.94	(0.15)	—	(0.15)	11.01
	3/31/20		10.33	0.33		(0.02)	0.31	(0.33)	(0.09)	(0.42)	10.22
	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33
Premier Class:	9/30/20	#	10.22	0.14		0.79	0.93	(0.14)	—	(0.14)	11.01
	3/31/20		10.33	0.32		(0.02)	0.30	(0.32)	(0.09)	(0.41)	10.22
	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33
Retirement Class:	9/30/20	#	10.22	0.14		0.79	0.93	(0.14)	—	(0.14)	11.01
	3/31/20		10.33	0.31		(0.01)	0.30	(0.32)	(0.09)	(0.41)	10.22
	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33
Retail Class:	9/30/20	#	10.22	0.13		0.79	0.92	(0.13)	—	(0.13)	11.01
	3/31/20		10.33	0.30		(0.01)	0.29	(0.31)	(0.09)	(0.40)	10.22
	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33

80	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data
	For the period				Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate
5–15 YEAR LADDERED TAX-EXEMPT BOND FUND
Institutional Class:	9/30/20	#	4.41%[b]		$ 6,662		0.32%[c]		0.30%[c]		2.24%[c]		12%
	3/31/20		2.21		4,946		0.33		0.30		2.43		21
	3/31/19		5.64		5,091		0.35		0.31		2.71		43
	3/31/18		2.48		1,401		0.38		0.35		2.31		29
	3/31/17		(0.63)		2,418		0.37		0.35		2.04		59
	3/31/16		2.60		49,799		0.36		0.35		2.03		110
Advisor Class:	9/30/20	#	4.27	[b]	735		0.40	[c]	0.38	[c]	2.15	[c]	12
	3/31/20		2.14		966		0.41		0.38		2.36		21
	3/31/19		5.58		228		0.41		0.38		2.58		43
	3/31/18		2.49		100		0.37		0.34		2.34		29
	3/31/17		(0.63)		99		0.38		0.36		2.15		59
	3/31/16	‡	1.85	[b]	101		0.58	[c]	0.50	[c]	2.00	[c]	110
Retail Class:	9/30/20	#	4.26	[b]	271,099		0.59	[c]	0.58	[c]	1.97	[c]	12
	3/31/20		1.93		264,478		0.61		0.58		2.17		21
	3/31/19		5.34		265,913		0.63		0.60		2.34		43
	3/31/18		2.20		266,695		0.65		0.62		2.06		29
	3/31/17		(0.90)		281,643		0.65		0.63		1.87		59
	3/31/16		2.22		296,355		0.63		0.63		1.75		110
GREEN BOND FUND
Institutional Class:	9/30/20	#	9.18	[b]	23,657		0.86	[c]	0.45	[c]	2.72	[c]	22
	3/31/20		2.94		21,857		1.21		0.45		3.15		37
	3/31/19	§	4.71	[b]	21,751		2.99	[c]	0.45	[c]	3.68	[c]	31	[b]
Advisor Class:	9/30/20	#	9.17	[b]	1,219		0.87	[c]	0.46	[c]	2.71	[c]	22
	3/31/20		2.93		1,069		1.22		0.46		3.14		37
	3/31/19	§	4.66	[b]	1,033		3.37	[c]	0.60	[c]	3.53	[c]	31	[b]
Premier Class:	9/30/20	#	9.12	[b]	1,101		1.01	[c]	0.55	[c]	2.62	[c]	22
	3/31/20		2.79		1,022		1.37		0.60		3.00		37
	3/31/19	§	4.66	[b]	1,033		3.52	[c]	0.60	[c]	3.53	[c]	31	[b]
Retirement Class:	9/30/20	#	9.12	[b]	11,711		1.11	[c]	0.55	[c]	2.62	[c]	22
	3/31/20		2.77		6,457		1.47		0.62		2.96		37
	3/31/19	§	4.65	[b]	1,620		3.54	[c]	0.62	[c]	3.60	[c]	31	[b]
Retail Class:	9/30/20	#	9.03	[b]	4,636		1.20	[c]	0.73	[c]	2.44	[c]	22
	3/31/20		2.69		2,816		1.59		0.71		2.87		37
	3/31/19	§	4.62	[b]	1,403		3.92	[c]	0.71	[c]	3.50	[c]	31	[b]

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	81

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period
HIGH-YIELD FUND
Institutional Class:	9/30/20	#	$8.36	$0.24		$0.85	$1.09	$(0.24)	$—	$(0.24)	$9.21
	3/31/20		9.61	0.54		(1.25)	(0.71)	(0.54)	—	(0.54)	8.36
	3/31/19		9.56	0.56		0.05	0.61	(0.56)	—	(0.56)	9.61
	3/31/18		9.80	0.51		(0.24)	0.27	(0.51)	—	(0.51)	9.56
	3/31/17		9.02	0.56		0.78	1.34	(0.56)	—	(0.56)	9.80
	3/31/16		9.94	0.55		(0.92)	(0.37)	(0.55)	—	(0.55)	9.02
Advisor Class:	9/30/20	#	8.35	0.23		0.85	1.08	(0.23)	—	(0.23)	9.20
	3/31/20		9.60	0.53		(1.25)	(0.72)	(0.53)	—	(0.53)	8.35
	3/31/19		9.56	0.55		0.03	0.58	(0.54)	—	(0.54)	9.60
	3/31/18		9.80	0.49		(0.23)	0.26	(0.50)	—	(0.50)	9.56
	3/31/17		9.01	0.53		0.81	1.34	(0.55)	—	(0.55)	9.80
	3/31/16	‡	9.17	0.18		(0.16)	0.02	(0.18)	—	(0.18)	9.01
Premier Class:	9/30/20	#	8.37	0.23		0.85	1.08	(0.23)	—	(0.23)	9.22
	3/31/20		9.62	0.53		(1.25)	(0.72)	(0.53)	—	(0.53)	8.37
	3/31/19		9.57	0.54		0.05	0.59	(0.54)	—	(0.54)	9.62
	3/31/18		9.81	0.49		(0.24)	0.25	(0.49)	—	(0.49)	9.57
	3/31/17		9.02	0.54		0.79	1.33	(0.54)	—	(0.54)	9.81
	3/31/16		9.94	0.53		(0.91)	(0.38)	(0.54)	—	(0.54)	9.02
Retirement Class:	9/30/20	#	8.36	0.23		0.85	1.08	(0.23)	—	(0.23)	9.21
	3/31/20		9.61	0.52		(1.25)	(0.73)	(0.52)	—	(0.52)	8.36
	3/31/19		9.57	0.53		0.04	0.57	(0.53)	—	(0.53)	9.61
	3/31/18		9.81	0.48		(0.24)	0.24	(0.48)	—	(0.48)	9.57
	3/31/17		9.02	0.53		0.79	1.32	(0.53)	—	(0.53)	9.81
	3/31/16		9.94	0.52		(0.91)	(0.39)	(0.53)	—	(0.53)	9.02
Retail Class:	9/30/20	#	8.39	0.23		0.86	1.09	(0.23)	—	(0.23)	9.25
	3/31/20		9.65	0.52		(1.26)	(0.74)	(0.52)	—	(0.52)	8.39
	3/31/19		9.61	0.53		0.04	0.57	(0.53)	—	(0.53)	9.65
	3/31/18		9.85	0.48		(0.24)	0.24	(0.48)	—	(0.48)	9.61
	3/31/17		9.06	0.53		0.79	1.32	(0.53)	—	(0.53)	9.85
	3/31/16		9.98	0.52		(0.91)	(0.39)	(0.53)	—	(0.53)	9.06
Class W	:9/30/20	#	8.36	0.25		0.85	1.10	(0.25)	—	(0.25)	9.21
	3/31/20		9.61	0.57		(1.25)	(0.68)	(0.57)	—	(0.57)	8.36
	3/31/19	††	9.66	0.30		(0.05)	0.25	(0.30)	—	(0.30)	9.61
INFLATION-LINKED BOND FUND
Institutional Class:	9/30/20	#	11.54	0.06		0.63	0.69	(0.04)	—	(0.04)	12.19
	3/31/20		11.29	0.29		0.20	0.49	(0.24)	—	(0.24)	11.54
	3/31/19		11.28	0.24		0.05	0.29	(0.28)	—	(0.28)	11.29
	3/31/18		11.48	0.23		(0.20)	0.03	(0.23)	—	(0.23)	11.28
	3/31/17		11.53	0.27		(0.14)	0.13	(0.18)	—	(0.18)	11.48
	3/31/16		11.52	0.16		(0.11)	0.05	(0.04)	—	(0.04)	11.53
Advisor Class:	9/30/20	#	11.55	0.06		0.63	0.69	(0.04)	—	(0.04)	12.20
	3/31/20		11.29	0.21		0.28	0.49	(0.23)	—	(0.23)	11.55
	3/31/19		11.28	0.16		0.12	0.28	(0.27)	—	(0.27)	11.29
	3/31/18		11.48	0.21		(0.20)	0.01	(0.21)	—	(0.21)	11.28
	3/31/17		11.53	0.30		(0.18)	0.12	(0.17)	—	(0.17)	11.48
	3/31/16	‡	11.24	(0.04)		0.37	0.33	(0.04)	—	(0.04)	11.53
Premier Class:	9/30/20	#	11.52	0.06		0.63	0.69	(0.04)	—	(0.04)	12.17
	3/31/20		11.26	0.28		0.20	0.48	(0.22)	—	(0.22)	11.52
	3/31/19		11.25	0.21		0.06	0.27	(0.26)	—	(0.26)	11.26
	3/31/18		11.45	0.22		(0.21)	0.01	(0.21)	—	(0.21)	11.25
	3/31/17		11.50	0.25		(0.14)	0.11	(0.16)	—	(0.16)	11.45
	3/31/16		11.49	0.12		(0.09)	0.03	(0.02)	—	(0.02)	11.50
Retirement Class:	9/30/20	#	11.63	0.05		0.64	0.69	(0.03)	—	(0.03)	12.29
	3/31/20		11.36	0.28		0.19	0.47	(0.20)	—	(0.20)	11.63
	3/31/19		11.36	0.17		0.09	0.26	(0.26)	—	(0.26)	11.36
	3/31/18		11.56	0.21		(0.21)	—	(0.20)	—	(0.20)	11.36
	3/31/17		11.61	0.24		(0.14)	0.10	(0.15)	—	(0.15)	11.56
	3/31/16		11.60	0.14		(0.11)	0.03	(0.02)	—	(0.02)	11.61
Retail Class:	9/30/20	#	11.25	0.04		0.62	0.66	(0.03)	—	(0.03)	11.88
	3/31/20		10.99	0.23		0.23	0.46	(0.20)	—	(0.20)	11.25
	3/31/19		11.00	0.16		0.08	0.24	(0.25)	—	(0.25)	10.99
	3/31/18		11.20	0.19		(0.20)	(0.01)	(0.19)	—	(0.19)	11.00
	3/31/17		11.25	0.23		(0.14)	0.09	(0.14)	—	(0.14)	11.20
	3/31/16		11.24	0.14		(0.12)	0.02	(0.01)	—	(0.01)	11.25
Class W:	9/30/20	#	11.54	0.08		0.63	0.71	(0.06)	—	(0.06)	12.19
	3/31/20		11.29	0.31		0.21	0.52	(0.27)	—	(0.27)	11.54
	3/31/19	††	11.13	0.02		0.26	0.28	(0.12)	—	(0.12)	11.29

82	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data
	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate
HIGH-YIELD FUND
Institutional Class:	9/30/20	#	13.11%[b]		$2,594,327		0.35%[c]		0.34%[c]		5.28%[c]		39%
	3/31/20		(7.96)		2,281,685		0.36		0.35		5.63		42
	3/31/19		6.58		3,105,793		0.36		0.36		5.86		45
	3/31/18		2.72		2,844,390		0.36		0.36		5.19		40
	3/31/17		15.24		2,417,175		0.36		0.36		5.81		52
	3/31/16		(3.84)		2,253,957		0.36		0.36		5.86		50
Advisor Class:	9/30/20	#	13.07	[b]	6,243		0.45	[c]	0.43	[c]	5.14	[c]	39
	3/31/20		(8.08)		4,669		0.47		0.47		5.50		42
	3/31/19		6.34		13,910		0.47		0.47		5.80		45
	3/31/18		2.62		5,199		0.46		0.46		5.03		40
	3/31/17		15.17		5,133		0.43		0.43		5.55		52
	3/31/16	‡	0.23	[b]	102		0.58	[c]	0.51	[c]	6.31	[c]	50
Premier Class:	9/30/20	#	13.02	[b]	21,042		0.50	[c]	0.49	[c]	5.15	[c]	39
	3/31/20		(8.09)		19,372		0.51		0.50		5.49		42
	3/31/19		6.41		32,528		0.51		0.51		5.54		45
	3/31/18		2.57		130,399		0.51		0.51		5.02		40
	3/31/17		15.06		144,573		0.51		0.51		5.64		52
	3/31/16		(3.87)		73,106		0.51		0.51		5.80		50
Retirement Class:	9/30/20	#	12.97	[b]	314,645		0.60	[c]	0.59	[c]	5.05	[c]	39
	3/31/20		(8.19)		294,164		0.61		0.60		5.39		42
	3/31/19		6.20		385,205		0.61		0.61		5.60		45
	3/31/18		2.47		418,842		0.61		0.61		4.93		40
	3/31/17		14.95		361,397		0.61		0.61		5.55		52
	3/31/16		(3.97)		248,713		0.61		0.61		5.61		50
Retail Class:	9/30/20	#	13.03	[b]	278,525		0.65	[c]	0.63	[c]	5.01	[c]	39
	3/31/20		(8.27)		268,804		0.64		0.63		5.35		42
	3/31/19		6.17		324,373		0.63		0.63		5.55		45
	3/31/18		2.47		623,780		0.62		0.62		4.91		40
	3/31/17		15.01		620,629		0.63		0.63		5.53		52
	3/31/16		(4.06)		441,569		0.63		0.63		5.55		50
Class W:	9/30/20	#	13.30	[b]	516,529		0.35	[c]	0.00	[c]	5.60	[c]	39
	3/31/20		(7.64)		378,659		0.36		0.00		6.00		42
	3/31/19	††	2.69	[b]	290,227		0.36	[c]	0.00	[c]	6.38	[c]	45
INFLATION-LINKED BOND FUND
Institutional Class:	9/30/20	#	6.03	[b]	1,367,813		0.25	[c]	0.23	[c]	0.91	[c]	11
	3/31/20		4.36		1,692,282		0.26		0.24		2.56		26
	3/31/19		2.67		1,634,250		0.26		0.26		2.12		21
	3/31/18		0.23		2,542,095		0.26		0.26		2.05		17
	3/31/17		1.12		2,163,413		0.26		0.26		2.31		28
	3/31/16		0.41		1,903,233		0.27		0.27		1.45		27
Advisor Class:	9/30/20	#	5.97	[b]	134,414		0.34	[c]	0.32	[c]	0.92	[c]	11
	3/31/20		4.38		141,821		0.34		0.32		1.79		26
	3/31/19		2.52		300		0.36		0.36		1.47		21
	3/31/18		0.12		270		0.42		0.41		1.88		17
	3/31/17		1.08		225		0.28		0.28		2.62		28
	3/31/16	‡	2.90	[b]	103		0.48	[c]	0.42	[c]	(1.16)[c]		27
Premier Class:	9/30/20	#	5.96	[b]	7,993		0.40	[c]	0.38	[c]	0.93	[c]	11
	3/31/20		4.26		3,068		0.41		0.39		2.42		26
	3/31/19		2.44		3,490		0.41		0.41		1.86		21
	3/31/18		0.08		10,811		0.41		0.41		1.90		17
	3/31/17		0.97		11,361		0.41		0.41		2.20		28
	3/31/16		0.31		10,486		0.42		0.42		1.10		27
Retirement Class:	9/30/20	#	5.93	[b]	187,639		0.50	[c]	0.48	[c]	0.78	[c]	11
	3/31/20		4.18		188,609		0.51		0.49		2.37		26
	3/31/19		2.31		222,321		0.51		0.51		1.50		21
	3/31/18		(0.03)		231,263		0.51		0.51		1.81		17
	3/31/17		0.84		235,188		0.57		0.55		2.07		28
	3/31/16		0.22		217,000		0.52		0.52		1.20		27
Retail Class:	9/30/20	#	5.83	[b]	152,460		0.57	[c]	0.55	[c]	0.75	[c]	11
	3/31/20		4.07		149,027		0.57		0.55		2.06		26
	3/31/19		2.32		101,245		0.58		0.58		1.46		21
	3/31/18		(0.14)		110,279		0.59		0.59		1.70		17
	3/31/17		0.83		121,954		0.58		0.58		2.03		28
	3/31/16		0.18		125,137		0.58		0.58		1.27		27
Class W:	9/30/20	#	6.14	[b]	1,506,152		0.25	[c]	0.00	[c]	1.35	[c]	11
	3/31/20		4.67		1,252,667		0.26		0.00		2.70		26
	3/31/19	††	2.56	[b]	1,132,698		0.26	[c]	0.00	[c]	0.31	[c]	21

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	83

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period
SHORT DURATION IMPACT BOND FUND
Institutional Class:	9/30/20	#	$9.86	$0.11		$0.46	$0.57	$(0.11)	$—	$(0.11)	$10.32
	3/31/20		10.08	0.28		(0.17)	0.11	(0.28)	(0.05)	(0.33)	9.86
	3/31/19	§	10.00	0.12		0.08	0.20	(0.12)	—	(0.12)	10.08
Advisor Class:	9/30/20	#	9.86	0.11		0.46	0.57	(0.11)	—	(0.11)	10.32
	3/31/20		10.08	0.28		(0.17)	0.11	(0.28)	(0.05)	(0.33)	9.86
	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08
Premier Class:	9/30/20	#	9.86	0.11		0.46	0.57	(0.11)	—	(0.11)	10.32
	3/31/20		10.08	0.27		(0.17)	0.10	(0.27)	(0.05)	(0.32)	9.86
	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08
Retirement Class:	9/30/20	#	9.86	0.10		0.46	0.56	(0.10)	—	(0.10)	10.32
	3/31/20		10.08	0.25		(0.16)	0.09	(0.26)	(0.05)	(0.31)	9.86
	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08
Retail Class:	9/30/20	#	9.86	0.10		0.46	0.56	(0.10)	—	(0.10)	10.32
	3/31/20		10.08	0.25		(0.17)	0.08	(0.25)	(0.05)	(0.30)	9.86
	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08
SHORT-TERM BOND FUND
Institutional Class:	9/30/20	#	10.22	0.10		0.27	0.37	(0.10)	—	(0.10)	10.49
	3/31/20		10.29	0.27		(0.07)	0.20	(0.27)	—	(0.27)	10.22
	3/31/19		10.25	0.26		0.04	0.30	(0.26)	—	(0.26)	10.29
	3/31/18		10.34	0.20		(0.08)	0.12	(0.20)	(0.01)	(0.21)	10.25
	3/31/17		10.34	0.19		—	0.19	(0.19)	(0.00)[d]	(0.19)	10.34
	3/31/16		10.39	0.17		(0.05)	0.12	(0.17)	(0.00)[d]	(0.17)	10.34
Advisor Class:	9/30/20	#	10.21	0.09		0.27	0.36	(0.09)	—	(0.09)	10.48
	3/31/20		10.29	0.26		(0.08)	0.18	(0.26)	—	(0.26)	10.21
	3/31/19		10.24	0.27		0.03	0.30	(0.25)	—	(0.25)	10.29
	3/31/18		10.34	0.20		(0.09)	0.11	(0.20)	(0.01)	(0.21)	10.24
	3/31/17		10.33	0.19		0.01	0.20	(0.19)	(0.00)[d]	(0.19)	10.34
	3/31/16	‡	10.31	0.05		0.02	0.07	(0.05)	(0.00)[d]	(0.05)	10.33
Premier Class:	9/30/20	#	10.23	0.09		0.27	0.36	(0.09)	—	(0.09)	10.50
	3/31/20		10.30	0.26		(0.07)	0.19	(0.26)	—	(0.26)	10.23
	3/31/19		10.26	0.25		0.04	0.29	(0.25)	—	(0.25)	10.30
	3/31/18		10.35	0.18		(0.07)	0.11	(0.19)	(0.01)	(0.20)	10.26
	3/31/17		10.35	0.17		—	0.17	(0.17)	(0.00)[d]	(0.17)	10.35
	3/31/16		10.40	0.16		(0.05)	0.11	(0.16)	(0.00)[d]	(0.16)	10.35
Retirement Class:	9/30/20	#	10.23	0.08		0.27	0.35	(0.08)	—	(0.08)	10.50
	3/31/20		10.30	0.25		(0.07)	0.18	(0.25)	—	(0.25)	10.23
	3/31/19		10.26	0.24		0.04	0.28	(0.24)	—	(0.24)	10.30
	3/31/18		10.35	0.17		(0.07)	0.10	(0.18)	(0.01)	(0.19)	10.26
	3/31/17		10.35	0.16		—	0.16	(0.16)	(0.00)[d]	(0.16)	10.35
	3/31/16		10.40	0.15		(0.05)	0.10	(0.15)	(0.00)[d]	(0.15)	10.35
Retail Class:	9/30/20	#	10.23	0.08		0.27	0.35	(0.08)	—	(0.08)	10.50
	3/31/20		10.30	0.24		(0.07)	0.17	(0.24)	—	(0.24)	10.23
	3/31/19		10.26	0.23		0.04	0.27	(0.23)	—	(0.23)	10.30
	3/31/18		10.35	0.17		(0.08)	0.09	(0.17)	(0.01)	(0.18)	10.26
	3/31/17		10.34	0.16		0.01	0.17	(0.16)	(0.00)[d]	(0.16)	10.35
	3/31/16		10.40	0.14		(0.06)	0.08	(0.14)	(0.00)[d]	(0.14)	10.34
Class W:	9/30/20	#	10.22	0.11		0.27	0.38	(0.11)	—	(0.11)	10.49
	3/31/20		10.29	0.30		(0.07)	0.23	(0.30)	—	(0.30)	10.22
	3/31/19	††	10.20	0.15		0.09	0.24	(0.15)	—	(0.15)	10.29

84	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data
															Portfolio
	For the														turnover rate
	period				Net assets at		Ratios to average net assets						Portfolio		excluding
	or year				end of period		Gross		Net		Net investment		turnover		mortgage
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate		dollar rolls
SHORT DURATION IMPACT BOND FUND
Institutional Class:	9/30/20	#	5.84%[b]		$23,556		0.93%[c]		0.35%[c]		2.23%[c]		75%		75%
	3/31/20		1.08		22,112		1.18		0.35		2.77		103		103
	3/31/19	§	1.99	[b]	22,599		2.89	[c]	0.35	[c]	3.17	[c]	39	[b]	39	[b]
Advisor Class:	9/30/20	#	5.84	[b]	1,083		0.93	[c]	0.35	[c]	2.23	[c]	75		75
	3/31/20		1.07		986		1.18		0.35		2.77		103		103
	3/31/19	§	1.93	[b]	1,008		3.27	[c]	0.50	[c]	3.01	[c]	39	[b]	39	[b]
Premier Class:	9/30/20	#	5.76	[b]	1,032		1.08	[c]	0.50	[c]	2.08	[c]	75		75
	3/31/20		0.93		986		1.34		0.50		2.62		103		103
	3/31/19	§	1.93	[b]	1,008		3.42	[c]	0.50	[c]	3.01	[c]	39	[b]	39	[b]
Retirement Class:	9/30/20	#	5.71	[b]	4,060		1.18	[c]	0.60	[c]	1.98	[c]	75		75
	3/31/20		0.83		3,260		1.43		0.60		2.51		103		103
	3/31/19	§	1.90	[b]	1,095		3.50	[c]	0.60	[c]	2.91	[c]	39	[b]	39	[b]
Retail Class:	9/30/20	#	5.71	[b]	1,524		1.29	[c]	0.60	[c]	1.98	[c]	75		75
	3/31/20		0.74		1,233		1.61		0.68		2.44		103		103
	3/31/19	§	1.87	[b]	1,118		3.85	[c]	0.68	[c]	2.84	[c]	39	[b]	39	[b]
SHORT-TERM BOND FUND
Institutional Class:	9/30/20	#	3.60	[b]	702,335		0.27	[c]	0.27	[c]	1.85	[c]	91		90
	3/31/20		1.95		616,292		0.27		0.27		2.63		139		139
	3/31/19		2.99		902,950		0.27		0.27		2.52		118		118
	3/31/18		1.14		1,462,512		0.27		0.27		1.95		77		77
	3/31/17		1.84		1,606,917		0.27		0.27		1.81		103		103
	3/31/16		1.18		1,282,105		0.27		0.27		1.66		93		93
Advisor Class:	9/30/20	#	3.56	[b]	184,641		0.35	[c]	0.35	[c]	1.77	[c]	91		90
	3/31/20		1.76		169,158		0.35		0.35		2.51		139		139
	3/31/19		3.00		7,875		0.40		0.40		2.72		118		118
	3/31/18		1.02		286		0.29		0.29		1.98		77		77
	3/31/17		1.94		100		0.28		0.28		1.81		103		103
	3/31/16	‡	0.72	[b]	100		0.50	[c]	0.43	[c]	1.62	[c]	93		93
Premier Class:	9/30/20	#	3.52	[b]	5,138		0.42	[c]	0.42	[c]	1.70	[c]	91		90
	3/31/20		1.80		4,195		0.42		0.42		2.50		139		139
	3/31/19		2.83		8,522		0.42		0.42		2.39		118		118
	3/31/18		0.99		11,705		0.42		0.42		1.78		77		77
	3/31/17		1.69		14,966		0.42		0.42		1.66		103		103
	3/31/16		1.03		11,709		0.42		0.42		1.51		93		93
Retirement Class:	9/30/20	#	3.47	[b]	145,622		0.52	[c]	0.52	[c]	1.59	[c]	91		90
	3/31/20		1.70		112,810		0.52		0.52		2.37		139		139
	3/31/19		2.73		110,523		0.52		0.52		2.31		118		118
	3/31/18		0.89		100,591		0.52		0.52		1.69		77		77
	3/31/17		1.59		107,016		0.52		0.52		1.57		103		103
	3/31/16		0.93		97,057		0.52		0.52		1.41		93		93
Retail Class:	9/30/20	#	3.44	[b]	170,929		0.57	[c]	0.57	[c]	1.55	[c]	91		90
	3/31/20		1.65		173,174		0.57		0.57		2.31		139		139
	3/31/19		2.67		111,808		0.58		0.58		2.24		118		118
	3/31/18		0.84		126,010		0.57		0.57		1.65		77		77
	3/31/17		1.62		130,393		0.58		0.58		1.50		103		103
	3/31/16		0.78		138,591		0.58		0.58		1.35		93		93
Class W:	9/30/20	#	3.74	[b]	859,533		0.27	[c]	0.00	[c]	2.11	[c]	91		90
	3/31/20		2.22		734,717		0.27		0.00		2.90		139		139
	3/31/19	††	2.38	[b]	843,472		0.27	[c]	0.00	[c]	2.96	[c]	118		118

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	85

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain		Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from		Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment		investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations		income	gains	distributions	period
SHORT-TERM BOND INDEX FUND
Institutional Class:	9/30/20	#	$10.12	$0.08		$0.05	$0.13		$(0.08)	$—	$(0.08)	$10.17
	3/31/20		9.91	0.22		0.21	0.43		(0.22)	—	(0.22)	10.12
	3/31/19		9.84	0.20		0.08	0.28		(0.21)	—	(0.21)	9.91
	3/31/18		9.97	0.14		(0.13)	0.01		(0.14)	—	(0.14)	9.84
	3/31/17		10.03	0.10		(0.06)	0.04		(0.10)	—	(0.10)	9.97
	3/31/16	^	10.00	0.05		0.03	0.08		(0.05)	(0.00)[d]	(0.05)	10.03
Advisor Class:	9/30/20	#	10.12	0.07		0.05	0.12		(0.07)	—	(0.07)	10.17
	3/31/20		9.91	0.21		0.21	0.42		(0.21)	—	(0.21)	10.12
	3/31/19		9.84	0.20		0.07	0.27		(0.20)	—	(0.20)	9.91
	3/31/18		9.97	0.13		(0.13)	—		(0.13)	—	(0.13)	9.84
	3/31/17		10.03	0.10		(0.06)	0.04		(0.10)	—	(0.10)	9.97
	3/31/16	‡	9.97	0.02		0.06	0.08		(0.02)	(0.00)[d]	(0.02)	10.03
Premier Class:	9/30/20	#	10.12	0.07		0.05	0.12		(0.07)	—	(0.07)	10.17
	3/31/20		9.90	0.21		0.22	0.43		(0.21)	—	(0.21)	10.12
	3/31/19		9.83	0.20		0.07	0.27		(0.20)	—	(0.20)	9.90
	3/31/18		9.97	0.13		(0.14)	(0.01)		(0.13)	—	(0.13)	9.83
	3/31/17		10.03	0.09		(0.06)	0.03		(0.09)	—	(0.09)	9.97
	3/31/16	^	10.00	0.04		0.03	0.07		(0.04)	(0.00)[d]	(0.04)	10.03
Retirement Class:	9/30/20	#	10.12	0.07		0.05	0.12		(0.07)	—	(0.07)	10.17
	3/31/20		9.91	0.19		0.22	0.41		(0.20)	—	(0.20)	10.12
	3/31/19		9.84	0.19		0.07	0.26		(0.19)	—	(0.19)	9.91
	3/31/18		9.97	0.12		(0.13)	(0.01)		(0.12)	—	(0.12)	9.84
	3/31/17		10.03	0.08		(0.06)	0.02		(0.08)	—	(0.08)	9.97
	3/31/16	^	10.00	0.04		0.03	0.07		(0.04)	(0.00)[d]	(0.04)	10.03
Retail Class:	9/30/20	#	10.12	0.06		0.05	0.11		(0.06)	—	(0.06)	10.17
	3/31/20		9.91	0.19		0.21	0.40		(0.19)	—	(0.19)	10.12
	3/31/19		9.84	0.18		0.07	0.25		(0.18)	—	(0.18)	9.91
	3/31/18		9.97	0.11		(0.13)	(0.02)		(0.11)	—	(0.11)	9.84
	3/31/17		10.03	0.07		(0.06)	0.01		(0.07)	—	(0.07)	9.97
	3/31/16	^	10.00	0.03		0.03	0.06		(0.03)	(0.00)[d]	(0.03)	10.03
Class W:	9/30/20	#	10.12	0.09		0.05	0.14		(0.09)	—	(0.09)	10.17
	3/31/20		9.91	0.23		0.21	0.44		(0.23)	—	(0.23)	10.12
	3/31/19	††	9.80	0.12		0.11	0.23		(0.12)	—	(0.12)	9.91
MONEY MARKET FUND
Institutional Class:	9/30/20	#	1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/20		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/16		1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
Advisor Class:	9/30/20	#	1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/20		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/16	‡	1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
Premier Class:	9/30/20	#	1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/20		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/16		1.00	—		—	—		—	—	—	1.00
Retirement Class:	9/30/20	#	1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/20		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/16		1.00	—		—	—		—	—	—	1.00
Retail Class:	9/30/20	#	1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/20		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/16		1.00	—		—	—		—	—	—	1.00

86	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

					Ratios and supplemental data
	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate
SHORT-TERM BOND INDEX FUND
Institutional Class:	9/30/20	#	1.31%[b]		$68,905		0.10%[c]		0.10%[c]		1.60%[c]		27%
	3/31/20		4.41		54,735		0.13		0.12		2.21		66
	3/31/19		2.92		43,990		0.15		0.06		2.05		61
	3/31/18		0.11		328,156		0.18		0.08		1.45		57
	3/31/17		0.44		165,909		0.25		0.12		1.05		61
	3/31/16	^	0.85	[b]	106,153		0.45	[c]	0.12	[c]	0.85	[c]	53	[b]
Advisor Class:	9/30/20	#	1.24	[b]	1,588		0.24	[c]	0.24	[c]	1.42	[c]	27
	3/31/20		4.25		645		0.27		0.27		2.09		66
	3/31/19		2.78		868		0.29		0.23		2.08		61
	3/31/18		(0.03)		496		0.38		0.22		1.32		57
	3/31/17		0.44		171		0.25		0.12		1.05		61
	3/31/16	‡	0.85	[b]	101		0.67	[c]	0.27	[c]	0.77	[c]	53	[b]
Premier Class:	9/30/20	#	1.33	[b]	776		0.26	[c]	0.26	[c]	1.44	[c]	27
	3/31/20		4.25		621		0.28		0.27		2.06		66
	3/31/19		2.77		636		0.31		0.24		2.02		61
	3/31/18		(0.14)		643		0.34		0.23		1.28		57
	3/31/17		0.28		362		0.41		0.27		0.85		61
	3/31/16	^	0.75	[b]	1,003		0.84	[c]	0.27	[c]	0.69	[c]	53	[b]
Retirement Class:	9/30/20	#	1.18	[b]	121,769		0.35	[c]	0.35	[c]	1.34	[c]	27
	3/31/20		4.15		83,232		0.38		0.37		1.96		66
	3/31/19		2.66		52,082		0.40		0.34		1.96		61
	3/31/18		(0.14)		26,749		0.43		0.33		1.22		57
	3/31/17		0.19		10,687		0.50		0.37		0.80		61
	3/31/16	^	0.69	[b]	4,975		0.80	[c]	0.37	[c]	0.63	[c]	53	[b]
Retail Class:	9/30/20	#	1.14	[b]	4,398		0.44	[c]	0.44	[c]	1.26	[c]	27
	3/31/20		4.05		3,115		0.50		0.47		1.87		66
	3/31/19		2.56		2,652		0.58		0.44		1.84		61
	3/31/18		(0.24)		1,990		0.64		0.44		1.06		57
	3/31/17		0.13		1,935		0.55		0.42		0.73		61
	3/31/16	^	0.62	[b]	1,742		1.02	[c]	0.47	[c]	0.50	[c]	53	[b]
Class W:	9/30/20	#	1.36	[b]	652,051		0.10	[c]	0.00	[c]	1.70	[c]	27
	3/31/20		4.53		532,333		0.13		0.00		2.33		66
	3/31/19	††	2.36	[b]	395,924		0.14	[c]	0.00	[c]	2.46	[c]	61	[b]
MONEY MARKET FUND
Institutional Class:	9/30/20	#	0.09	[b]	1,027,221		0.12	[c]	0.12	[c]	0.18	[c]	—
	3/31/20		1.87		1,089,417		0.13		0.13		1.83		—
	3/31/19		1.98		704,326		0.14		0.14		1.99		—
	3/31/18		0.96		487,762		0.15		0.15		0.95		—
	3/31/17		0.34		458,837		0.14		0.14		0.35		—
	3/31/16		0.09		339,325		0.14		0.14		0.09		—
Advisor Class:	9/30/20	#	0.15	[b]	1,167		0.02	[c]	0.02	[c]	0.29	[c]	—
	3/31/20		1.86		1,225		0.17		0.17		1.79		—
	3/31/19		1.94		1,426		0.23		0.23		2.14		—
	3/31/18		1.04		100		0.06		0.06		1.03		—
	3/31/17		0.29		100		0.19		0.19		0.29		—
	3/31/16	‡	0.02	[b]	100		0.36	[c]	0.29	[c]	0.08	[c]	—
Premier Class:	9/30/20	#	0.04	[b]	280,718		0.28	[c]	0.22	[c]	0.09	[c]	—
	3/31/20		1.73		441,375		0.28		0.28		1.51		—
	3/31/19		1.83		28,209		0.29		0.28		1.82		—
	3/31/18		0.80		44,548		0.29		0.29		0.82		—
	3/31/17		0.19		32,044		0.29		0.29		0.19		—
	3/31/16		0.00		25,222		0.29		0.24		0.00		—
Retirement Class:	9/30/20	#	0.04	[b]	360,194		0.37	[c]	0.23	[c]	0.08	[c]	—
	3/31/20		1.72		330,963		0.38		0.28		1.68		—
	3/31/19		1.83		210,963		0.39		0.29		1.86		—
	3/31/18		0.70		126,187		0.40		0.40		0.71		—
	3/31/17		0.09		109,765		0.39		0.39		0.09		—
	3/31/16		0.00		94,131		0.39		0.23		0.00		—
Retail Class:	9/30/20	#	0.02	[b]	329,493		0.46	[c]	0.27	[c]	0.04	[c]	—
	3/31/20		1.54		332,054		0.47		0.46		1.53		—
	3/31/19		1.66		309,452		0.48		0.45		1.65		—
	3/31/18		0.62		303,155		0.48		0.48		0.61		—
	3/31/17		0.03		318,718		0.49		0.45		0.03		—
	3/31/16		0.00		344,809		0.48		0.22		0.00		—

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	87

Financial highlights	concluded

TIAA-CREF Funds

#	Unaudited
^	The Fund commenced operations on August 7, 2015.
§	The Fund commenced operations on November 16, 2018.
‡	The Advisor Class commenced operations on December 4, 2015.
††	Class W commenced operations on September 28, 2018.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[f]	Does not include in-kind transactions.

88	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Notes to financial statements

TIAA-CREF Funds

Note 1—organization

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Index Fund, Core Bond Fund, Core Impact Bond Fund, Core Plus Bond Fund, 5–15 Year Laddered Tax-Exempt Bond Fund, Green Bond Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short Duration Impact Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, and the Money Market Fund (collectively the “Funds” or individually, the “Fund”). Effective March 1, 2020, Bond Fund, Bond Plus Fund, and Social Choice Bond Fund changed their names to Core Bond Fund, Core Plus Bond Fund, and Core Impact Bond Fund, respectively.

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services-Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Realized gains and losses on securities transactions are based upon the specific identification method.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign currency transactions and translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statements of operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments” on the Statements of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statements of operations, when applicable.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

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Notes to financial statements

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

New accounting pronouncements: In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Accounts may elect to apply the optional expedients as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the optional expedients, but is currently assessing the impact of the ASU’s adoption to the Accounts’ financial statements and various filings.

Note 3—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3. As of September 30, 2020, 100% of the value of investments in the Bond Index Fund, Inflation-Linked Bond Fund, Short Duration Impact Bond Fund, Short-Term Bond Index Fund, and Money Market Fund were valued based on Level 2 inputs.

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continued

The following table summarizes the market value of the Funds’ investments as of September 30, 2020, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Core Bond
Bank loan obligations	$–	$139,675,463	$–	$139,675,463
Corporate bonds	–	3,216,047,457	2,049,250	3,218,096,707
Government bonds	–	2,717,296,365	975,015	2,718,271,380
Structured assets	–	1,236,894,100	18,020,448	1,254,914,548
Short-term investments	–	1,199,852,888	–	1,199,852,888
Forward foreign currency contracts**	–	45,514	–	45,514
Credit default swap contracts**	–	(208,144)	–	(208,144)
Total	$–	$8,509,603,643	$21,044,713	$8,530,648,356
Core Impact Bond
Bank loan obligations	$–	$7,479,292	$–	$7,479,292
Corporate bonds	–	2,368,860,433	–	2,368,860,433
Government bonds	–	2,770,409,697	4,856,318	2,775,266,015
Structured assets	–	536,715,699	6,374,711	543,090,410
Preferred stocks	41,072,630	–	–	41,072,630
Short-term investments	–	825,830,134	–	825,830,134
Forward foreign currency contracts**	–	2,998	–	2,998
Total	$41,072,630	$6,509,298,253	$11,231,029	$6,561,601,912
Core Plus Bond
Bank loan obligations	$–	$104,892,418	$–	$104,892,418
Corporate bonds	–	2,256,765,782	2,303,524	2,259,069,306
Government bonds	–	1,789,331,518	4,217,465	1,793,548,983
Structured assets	–	938,174,168	8,561,811	946,735,979
Common stocks	566,572	–	1,124	567,696
Preferred stocks	9,254,833	–	–	9,254,833
Short-term investments	–	658,921,578	–	658,921,578
Futures contracts**	(164,132)	–	–	(164,132)
Forward foreign currency contracts**	–	21,240	–	21,240
Total	$9,657,273	$5,748,106,704	$15,083,924	$5,772,847,901
5–15 Year Laddered Tax-Exempt Bond
Long-term municipal bonds	$–	$267,685,300	$2,357,970	$270,043,270
Total	$–	$267,685,300	$2,357,970	$270,043,270
Green Bond
Bank loan obligations	$–	$424,365	$–	$424,365
Corporate bonds	–	19,563,979	–	19,563,979
Government bonds	–	11,148,254	–	11,148,254
Structured assets	–	8,544,920	–	8,544,920
Preferred stocks	1,312,960	–	–	1,312,960
Short-term investments	–	2,120,000	–	2,120,000
Total	$1,312,960	$41,801,518	$–	$43,114,478
High-Yield
Bank loan obligations	$–	$216,813,464	$–	$216,813,464
Corporate bonds	–	3,344,205,380	837,584	3,345,042,964
Common stocks	3,798,410	–	80	3,798,490
Short-term investments	–	178,168,812	–	178,168,812
Total	$3,798,410	$3,739,187,656	$837,664	$3,743,823,730
Short-Term Bond
Bank loan obligations	$–	$35,101,076	$–	$35,101,076
Corporate bonds	–	704,797,367	–	704,797,367
Government bonds	–	853,093,554	–	853,093,554
Structured assets	–	422,722,837	5,507,023	428,229,860
Short-term investments	–	62,333,632	–	62,333,632
Futures contracts**	(259,037)	–	–	(259,037)
Total	$(259,037)	$2,078,048,466	$5,507,023	$2,083,296,452

**	Derivative instruments are not reflected in the market value of portfolio investments.

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Notes to financial statements

Note 4—investments

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.

Repurchase agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued /delayed delivery purchase commitments.

Treasury inflation-protected securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of operations.

Zero coupon securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended September 30, 2020 were as follows:

	Non-U.S.	U.S.	Non-U.S.	U.S.
	government	government	government	government
Fund	purchases	purchases	sales	sales
Bond Index	$1,217,781,561	$3,842,399,321	$859,471,990	$2,568,956,549
Core Bond	1,466,493,626	6,097,049,973	1,208,191,314	5,160,436,904
Core Impact Bond	1,889,546,161	6,719,448,442	2,414,435,534	5,481,174,186
Core Plus Bond	1,019,736,775	2,499,857,291	633,137,429	2,227,922,803
5–15 Year Laddered Tax-Exempt Bond	32,380,652	–	32,562,027	–
Green Bond	13,797,723	1,201,320	6,863,211	1,203,962
High-Yield	1,717,290,760	–	1,335,338,354	–
Inflation-Linked Bond	45,428	397,986,617	3,315,000	617,158,126
Short Duration Impact Bond	15,372,479	9,049,699	15,782,518	6,366,186
Short-Term Bond	503,837,644	1,486,811,487	368,072,048	1,338,217,798
Short-Term Bond Index	130,842,383	252,325,272	68,643,165	141,685,567

Note 5—derivative investments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At September 30, 2020, the following Funds have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows:

	Asset derivatives		Liabilities derivatives
		Fair value		Fair value
Derivative contracts	Location	amount	Location	amount
Core Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	$45,514
Credit contracts			Credit default swap contracts*	$(74,944)
Core Impact Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	2,998
Core Plus Bond Fund
Interest-rate contracts			Futures contracts*	(161,884)
Foreign-exchange contracts	Forward foreign currency contracts	21,240
Short-Term Bond Fund
Interest-rate contracts			Futures contracts*	(257,969)

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swap contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures and swap contracts.

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continued

For the period ended September 30, 2020, the effect of derivative contracts on the Funds’ Statements of operations was as follows:

			Change in
			unrealized
		Realized	appreciation
Derivative contracts	Location	gain (loss )	(depreciation )
Core Bond Fund
Interest-rate contracts	Futures contracts	$17,246	$(15,514)
Foreign-exchange contracts	Forward foreign currency contracts	(460,535)	81,226
Credit contracts	Swap contracts	2,177,380	(645,508)
Core Impact Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	(415,711)	40,755
Core Plus Bond Fund
Interest-rate contracts	Futures contracts	424,653	(618,967)
Foreign-exchange contracts	Forward foreign currency contracts	(544,993)	70,572
Credit contracts	Swap contracts	(390,689)	–
High-Yield Fund
Credit contracts	Swap contracts	(40,129)	–
Short-Term Bond Fund
Interest-rate contracts	Futures contracts	(1,034,956)	710,219

Futures contracts: Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended September 30, 2020, the Core Plus Bond Fund and Short-Term Bond Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 5% of net assets. The futures contracts outstanding as of September 30, 2020 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of assets and liabilities. The Funds realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of assets and liabilities. During the period ended September 30, 2020, the Core Bond Fund, Core Impact Bond Fund, and Core Plus Bond Fund had exposure to forwards contracts, based on underlying notional values, generally between 0% and 1% of net assets. The forward contracts outstanding as of September 30, 2020 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against predefined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of assets and liabilities.

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Notes to financial statements

Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of assets and liabilities.

Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the period ended September 30, 2020, the Core Bond Fund, and High-Yield Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets. The credit default swap contracts outstanding as of September 30, 2020 are disclosed in the Summary portfolio of investments and the full Schedule of investments.

Note 6—income tax and other tax matters

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Net unrealized appreciation (depreciation): At September 30, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

				Net
		Gross	Gross	unrealized
	Tax	unrealized	unrealized	appreciation
Fund	cost	appreciation	(depreciation )	(depreciation	)
Bond Index	$16,583,464,968	$1,267,234,589	$(19,372,732)	$1,247,861,857
Core Bond	8,187,240,798	394,445,576	(51,038,018)	343,407,558
Core Impact Bond	6,381,593,725	214,715,836	(34,707,649)	180,008,187
Core Plus Bond	5,607,107,522	225,650,492	(59,910,113)	165,740,379
5–15 Year Laddered Tax-Exempt Bond	257,766,661	14,752,752	(2,476,143)	12,276,609
Green Bond	41,063,844	2,276,562	(225,928)	2,050,634
High-Yield	3,744,162,857	120,495,556	(120,834,683)	(339,127)
Inflation-Linked Bond	3,086,926,687	268,339,526	(636,030)	267,703,496
Short Duration Impact Bond	30,587,723	760,868	(122,823)	638,045
Short-Term Bond	2,063,928,461	36,245,889	(16,877,898)	19,367,991
Short-Term Bond Index	839,536,653	13,934,316	(184,953)	13,749,363

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Distributions to shareholders: The tax character of distributions paid to shareholders during the year ended March 31, 2020 was as follows:

	Ordinary	Long-term
Fund	income	capital gains	Total
Bond Index	$426,960,742	$–	$426,960,742
Core Bond	203,596,231	–	203,596,231
Core Impact Bond	141,039,553	2,331,063	143,370,616
Core Plus Bond	148,054,559	–	148,054,559
5–15 Year Laddered Tax-Exempt Bond*	6,414,050	300,993	6,715,043
Green Bond	1,205,000	–	1,205,000
High-Yield	212,704,986	–	212,704,986
Inflation-Linked Bond	72,093,009	–	72,093,009
Short Duration Impact Bond	908,482	–	908,482
Short-Term Bond	57,680,033	–	57,680,033
Short-Term Bond Index	13,803,727	–	13,803,727
Money Market	25,742,822	–	25,742,822

*	Includes ordinary income which will not be taxable for federal income tax purposes in 2020 of $5,957,902.

The tax character of the fiscal year 2021 distributions will be determined at the end of the fiscal year.

Note 7—investment adviser and other transactions with affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of

94	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses

(excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees. The Management fees and Other expenses of Class W shares that have been waived by Advisors may be incurred directly or indirectly, all or in part, by investors in Class W shares.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of September 30, 2020, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range	Investment management fee-effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡
			Retirement	Premier	Retail	Institutional		Advisor		Premier		Retirement		Retail		Class
Fund			Class	Class	Class	Class		Class		Class		Class		Class		W	§
Bond Index	0.10%	0.10%	0.25%	0.15%	0.25%	0.13%		0.28%		0.28%		0.38%		0.48%		0.13%
Core Bond*	0.25–0.30	0.28	0.25	0.15	0.25	0.35		0.50		0.50		0.60		0.70		0.35
Core Impact Bond*	0.30–0.35	0.33	0.25	0.15	0.25	0.40		0.55		0.55		0.65		0.75		–
Core Plus Bond*	0.25–0.30	0.28	0.25	0.15	0.25	0.35		0.50		0.50		0.60		0.70		0.35
5–15 Year Laddered Tax-Exempt Bond*	0.20–0.25	0.25	–	–	0.25	0.30		0.45		–		–		0.65		–
Green Bond*	0.35–0.40	0.40	0.25	0.15	0.25	0.45		0.60		0.60	[a]	0.70	[a]	0.80	[a]	–
High-Yield*	0.30–0.35	0.34	0.25	0.15	0.25	0.40	[b]	0.55	[b]	0.55	[b]	0.65	[b]	0.75	[b]	0.40	[b]
Inflation-Linked Bond*	0.20–0.25	0.24	0.25	0.15	0.25	0.30	[c]	0.45	[c]	0.45	[c]	0.55	[c]	0.65	[c]	0.30	[c]
Short Duration Impact Bond*	0.25–0.30	0.30	0.25	0.15	0.25	0.35		0.50		0.50		0.60		0.70	[d]	–
Short-Term Bond*	0.20–0.25	0.25	0.25	0.15	0.25	0.30		0.45		0.45		0.55		0.65		0.30
Short-Term Bond Index	0.07	0.07	0.25	0.15	0.25	0.12		0.27		0.27		0.37		0.47		0.12
Money Market	0.10	0.10	0.25	0.15	0.25	0.15		0.30		0.30	[e]	0.40	[e]	0.50	[e]	0.15

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2021. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.
§	Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.
[a]	Effective August 1, 2020, Advisors agreed to voluntarily waive a portion of the expense cap for the Green Bond Fund Premier, Retirement and Retail Classes. The expense caps are 0.54% for the Premier Class, 0.54% for the Retirement Class and 0.73% for the Retail Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[b]	Effective August 1, 2020, Advisors agreed to voluntarily waive a portion of the expense cap for the High-Yield Fund Institutional, Advisor, Premier, Retirement, Retail and Class W Classes. The expense caps are 0.385% for the Institutional Class, 0.535% for the Advisor Class, 0.535% for the Premier Class, 0.635% for the Retirement Class, 0.735% for the Retail Class and 0.385% for the Class W Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[c]	Effective August 1, 2020, Advisors agreed to voluntarily waive a portion of the expense cap for the Inflation-Linked Bond Fund Institutional, Advisor, Premier, Retirement, Retail and Class W Classes. The expense caps are 0.28% for the Institutional Class, 0.43% for the Advisor Class, 0.43% for the Premier Class, 0.53% for the Retirement Class, 0.63 for the Retail Class and 0.28% for the Class W Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[d]	Effective August 1, 2020, Advisors agreed to voluntarily waive a portion of the expense cap for the Short Duration Impact Bond Fund Retail Class. The expense cap is 0.585% for the Retail Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[e]	Effective August 1, 2020, Advisors agreed to voluntarily waive a portion of the expense cap for the Money Market Fund Premier, Retirement and Retail Classes. The expense caps are 0.27% for the Premier Class, 0.27% for the Retirement Class and 0.43% for the Retail Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

TIAA-CREF Funds: Fixed-Income Funds ■ 2020 Semiannual Report	95

Notes to financial statements	concluded

Income, reflected in Payment from affiliate on the Statements of operations, reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

For period ended September 30, 2020, the Funds engaged in the following security transactions with affiliated entities:

			Realized
Fund	Purchases	Sales	gain (loss)
Bond Plus	$–	$505,361	$5,411
Core Impact Bond	5,028,345	–	–
Short Duration Impact Bond	252,681	–	-
Green Bond Fund	252,681	–	–

A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds with the Trust also make investments in the Funds. The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of September 30, 2020:

		TIAA-CREF	TIAA-CREF	TIAA-CREF	TIAA-CREF
		Lifecycle	Lifecycle	Lifestyle	Managed
Underlying Fund	TIAA	Funds	Index Funds	Funds	Allocation Fund	TIAA Access	Total
Bond Index	–%	–%	42%	–%	–%	1%	43%
Core Bond	–	56	–	1	–	–	57
Core Plus Bond	–	52	–	7	7	2	68
Green Bond	65	–	–	–	–	–	65
High-Yield	–	14	–	–	–	4	18
Inflation-Linked Bond	–	25	19	–	–	–	44
Short Duration Impact Bond	83	–	–	–	–	–	83
Short-Term Bond	–	42	–	5	–	2	49
Short-Term Bond Index	–	–	76	–	–	–	76
Money Market	–	–	–	–	–	3	3

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of September 30, 2020, one 529 Plans owned 7% of the Bond Index Fund; one 529 Plan owned 5% of the High-Yield Fund; three 529 Plans owned 11%, 5%, and 5%, respectively, of the Inflation-Linked Bond Fund.

Note 8—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended September 30, 2020, there were no inter-fund borrowing or lending transactions.

Note 9—line of credit

The Funds (other than the Money Market Fund) participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous $1.25 billion facility, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended September 30, 2020, there were no borrowings under this credit facility by the Funds.

96	2020 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

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How to reach us

Websites

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For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual  & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

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Item 2. Code of Conduct.

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Item 3. Audit Committee Financial Expert.

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Item 4. Principal Accountant Fees and Services.

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Item 5. Audit Committee of Listed Registrants.

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Item 6. Schedule of Investments.

TIAA-CREF FUNDS – Bond Index Fund

TIAA-CREF FUNDS

BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
BONDS - 99.5%

CORPORATE BONDS - 27.4%

AUTOMOBILES & COMPONENTS - 0.1%
$250,000	Aptiv plc	4.250%	01/15/26	$286,034
100,000	Aptiv plc	4.350	03/15/29	112,780
100,000	Aptiv plc	4.400	10/01/46	97,727
575,000	Aptiv plc	5.400	03/15/49	649,939
200,000	BorgWarner, Inc	3.375	03/15/25	216,438
150,000	BorgWarner, Inc	2.650	07/01/27	158,210
200,000	BorgWarner, Inc	4.375	03/15/45	236,556
600,000	Delphi Corp	4.150	03/15/24	659,248
125,000	General Motors Co	4.875	10/02/23	136,154
500,000	General Motors Co	5.400	10/02/23	551,155
500,000	General Motors Co	6.125	10/01/25	580,711
500,000	General Motors Co	4.200	10/01/27	535,599
500,000	General Motors Co	6.800	10/01/27	607,636
700,000	General Motors Co	5.000	10/01/28	787,232
900,000	General Motors Co	6.600	04/01/36	1,093,952
700,000	General Motors Co	5.150	04/01/38	742,292
150,000	General Motors Co	6.250	10/02/43	177,454
175,000	General Motors Co	5.200	04/01/45	188,227
350,000	General Motors Co	6.750	04/01/46	430,977
500,000	General Motors Co	5.400	04/01/48	552,456
900,000	General Motors Co	5.950	04/01/49	1,052,595
175,000	Harley-Davidson, Inc	3.500	07/28/25	184,768
200,000	Harley-Davidson, Inc	4.625	07/28/45	215,522
800,000	Lear Corp	3.800	09/15/27	843,902
400,000	Lear Corp	4.250	05/15/29	432,340
500,000	Lear Corp	3.500	05/30/30	511,429
550,000	Lear Corp	5.250	05/15/49	594,396
300,000	Magna International, Inc	3.625	06/15/24	330,356
600,000	Magna International, Inc	4.150	10/01/25	684,518
175,000	Magna International, Inc	2.450	06/15/30	184,280
500,000	Toyota Motor Corp	2.157	07/02/22	515,348
300,000	Toyota Motor Corp	3.419	07/20/23	324,664
750,000	Toyota Motor Corp	2.358	07/02/24	801,698
300,000	Toyota Motor Corp	3.669	07/20/28	353,435
750,000	Toyota Motor Corp	2.760	07/02/29	833,197
	TOTAL AUTOMOBILES & COMPONENTS			16,663,225

BANKS - 3.9%
350,000	Banco Bilbao Vizcaya Argentaria S.A.	3.000	10/20/20	350,466
1,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.875	09/18/23	998,813
1,000,000	Banco Bilbao Vizcaya Argentaria S.A.	1.125	09/18/25	992,974
600,000	Banco Santander S.A.	3.500	04/11/22	622,329
800,000	Banco Santander S.A.	3.125	02/23/23	837,953
1,200,000	Banco Santander S.A.	3.848	04/12/23	1,281,351

1

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$800,000	Banco Santander S.A.	2.706%	06/27/24	$847,145
600,000	Banco Santander S.A.	2.746	05/28/25	630,498
400,000	Banco Santander S.A.	5.179	11/19/25	454,652
600,000	Banco Santander S.A.	4.250	04/11/27	680,760
675,000	Banco Santander S.A.	3.800	02/23/28	741,780
1,800,000	Banco Santander S.A.	4.379	04/12/28	2,041,636
600,000	Banco Santander S.A.	3.306	06/27/29	652,225
400,000	Banco Santander S.A.	3.490	05/28/30	435,106
850,000	Bancolombia S.A.	3.000	01/29/25	851,377
3,000,000	Bank of America Corp	2.738	01/23/22	3,021,162
1,200,000	Bank of America Corp	2.816	07/21/23	1,246,045
3,500,000	Bank of America Corp	4.125	01/22/24	3,876,005
1,475,000	Bank of America Corp	4.200	08/26/24	1,642,347
10,300,000	Bank of America Corp	3.458	03/15/25	11,162,914
3,550,000	Bank of America Corp	3.950	04/21/25	3,942,066
3,000,000	Bank of America Corp	0.981	09/25/25	2,999,272
3,000,000	Bank of America Corp	3.093	10/01/25	3,234,322
725,000	Bank of America Corp	2.456	10/22/25	764,522
4,000,000	Bank of America Corp	3.366	01/23/26	4,358,323
3,000,000	Bank of America Corp	2.015	02/13/26	3,113,260
5,000,000	Bank of America Corp	1.319	06/19/26	5,030,127
7,800,000	Bank of America Corp	3.559	04/23/27	8,713,308
2,000,000	Bank of America Corp	3.593	07/21/28	2,241,447
5,690,000	Bank of America Corp	3.419	12/20/28	6,337,806
1,250,000	Bank of America Corp	3.970	03/05/29	1,433,369
1,400,000	Bank of America Corp	4.271	07/23/29	1,640,505
3,075,000	Bank of America Corp	3.974	02/07/30	3,573,667
1,675,000	Bank of America Corp	3.194	07/23/30	1,850,587
1,050,000	Bank of America Corp	2.884	10/22/30	1,133,351
4,000,000	Bank of America Corp	2.496	02/13/31	4,169,556
1,750,000	Bank of America Corp	2.592	04/29/31	1,847,976
3,000,000	Bank of America Corp	1.898	07/23/31	2,986,800
1,500,000	Bank of America Corp	6.110	01/29/37	2,116,287
4,500,000	Bank of America Corp	4.078	04/23/40	5,357,151
6,000,000	Bank of America Corp	2.676	06/19/41	6,119,517
1,500,000	Bank of America Corp	5.000	01/21/44	2,073,072
2,800,000	Bank of America Corp	4.443	01/20/48	3,623,944
3,000,000	Bank of America Corp	3.946	01/23/49	3,645,128
1,250,000	Bank of America Corp	4.330	03/15/50	1,595,205
1,500,000	Bank of America Corp	4.083	03/20/51	1,853,417
550,000	Bank of America NA	3.335	01/25/23	570,705
1,000,000	Bank of Nova Scotia	1.875	04/26/21	1,009,120
1,000,000	Bank of Nova Scotia	2.000	11/15/22	1,032,630
375,000	Bank of Nova Scotia	2.375	01/18/23	390,567
750,000	Bank of Nova Scotia	1.950	02/01/23	775,109
750,000	Bank of Nova Scotia	1.625	05/01/23	769,232
1,000,000	Bank of Nova Scotia	0.550	09/15/23	998,301
750,000	Bank of Nova Scotia	2.200	02/03/25	791,440
2,000,000	Bank of Nova Scotia	1.300	06/11/25	2,038,348
1,550,000	Bank of Nova Scotia	4.500	12/16/25	1,795,095
1,000,000	Bank of Nova Scotia	2.700	08/03/26	1,094,980
1,500,000	Barclays Bank plc	2.650	01/11/21	1,506,093
2,000,000	Barclays Bank plc	1.700	05/12/22	2,032,724
2,000,000	Barclays plc	3.200	08/10/21	2,046,111

2

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		Barclays plc	3.684%	01/10/23	$1,546,280
1,500,000		Barclays plc	4.610	02/15/23	1,570,024
525,000		Barclays plc	4.338	05/16/24	563,575
200,000		Barclays plc	4.375	09/11/24	214,353
1,425,000		Barclays plc	3.650	03/16/25	1,536,892
2,750,000		Barclays plc	3.932	05/07/25	2,961,087
975,000		Barclays plc	4.375	01/12/26	1,092,309
2,000,000		Barclays plc	2.852	05/07/26	2,076,397
800,000		Barclays plc	5.200	05/12/26	886,994
700,000		Barclays plc	4.337	01/10/28	779,137
1,975,000		Barclays plc	4.836	05/09/28	2,121,357
1,500,000		Barclays plc	4.972	05/16/29	1,752,896
1,000,000		Barclays plc	5.088	06/20/30	1,126,900
2,000,000		Barclays plc	2.645	06/24/31	1,994,741
750,000		Barclays plc	3.564	09/23/35	737,767
775,000		Barclays plc	5.250	08/17/45	1,021,336
575,000		Barclays plc	4.950	01/10/47	735,495
500,000		BBVA USA	3.500	06/11/21	509,059
500,000		BBVA USA	2.875	06/29/22	515,157
1,000,000		BBVA USA	2.500	08/27/24	1,039,933
500,000		BBVA USA	3.875	04/10/25	536,372
675,000		BNP Paribas S.A.	3.250	03/03/23	720,531
1,350,000		BNP Paribas S.A.	4.250	10/15/24	1,493,211
1,100,000	g	BNP Paribas S.A.	1.904	09/30/28	1,094,958
400,000		BPCE S.A.	2.750	12/02/21	411,257
1,025,000		BPCE S.A.	4.000	04/15/24	1,135,251
300,000		BPCE S.A.	3.375	12/02/26	336,471
500,000		Canadian Imperial Bank of Commerce	2.550	06/16/22	518,955
800,000		Canadian Imperial Bank of Commerce	0.950	06/23/23	807,324
1,000,000		Canadian Imperial Bank of Commerce	2.606	07/22/23	1,036,330
500,000		Canadian Imperial Bank of Commerce	3.500	09/13/23	543,163
750,000		Canadian Imperial Bank of Commerce	3.100	04/02/24	808,898
1,000,000		Canadian Imperial Bank of Commerce	2.250	01/28/25	1,054,485
3,000,000		CitiBank NA	2.844	05/20/22	3,046,002
2,000,000		CitiBank NA	3.650	01/23/24	2,191,129
1,250,000		Citigroup, Inc	2.350	08/02/21	1,271,059
100,000		Citigroup, Inc	2.900	12/08/21	102,735
3,000,000		Citigroup, Inc	4.500	01/14/22	3,152,810
425,000		Citigroup, Inc	2.312	11/04/22	433,292
800,000		Citigroup, Inc	3.142	01/24/23	825,355
4,600,000		Citigroup, Inc	3.500	05/15/23	4,905,120
1,400,000		Citigroup, Inc	2.876	07/24/23	1,452,642
1,500,000		Citigroup, Inc	4.044	06/01/24	1,620,602
500,000		Citigroup, Inc	4.000	08/05/24	549,446
7,500,000		Citigroup, Inc	3.352	04/24/25	8,113,135
1,000,000		Citigroup, Inc	3.700	01/12/26	1,123,258
750,000		Citigroup, Inc	4.600	03/09/26	858,557
1,100,000		Citigroup, Inc	4.300	11/20/26	1,259,078
1,500,000		Citigroup, Inc	4.450	09/29/27	1,737,483
1,000,000		Citigroup, Inc	3.668	07/24/28	1,122,472
2,025,000		Citigroup, Inc	4.125	07/25/28	2,327,783
4,000,000		Citigroup, Inc	4.075	04/23/29	4,598,525
1,750,000		Citigroup, Inc	3.980	03/20/30	2,016,205

3

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		Citigroup, Inc	2.976%	11/05/30	$1,621,655
5,000,000		Citigroup, Inc	2.666	01/29/31	5,258,909
6,000,000		Citigroup, Inc	2.572	06/03/31	6,306,525
175,000		Citigroup, Inc	6.625	06/15/32	244,849
750,000		Citigroup, Inc	3.878	01/24/39	880,856
325,000		Citigroup, Inc	8.125	07/15/39	566,573
350,000		Citigroup, Inc	5.875	01/30/42	511,881
400,000		Citigroup, Inc	6.675	09/13/43	614,327
125,000		Citigroup, Inc	5.300	05/06/44	166,661
675,000		Citigroup, Inc	4.650	07/30/45	880,704
3,075,000		Citigroup, Inc	4.750	05/18/46	3,871,477
5,075,000		Citigroup, Inc	4.650	07/23/48	6,657,881
150,000		Citizens Bank NA	2.550	05/13/21	151,774
925,000		Citizens Bank NA	3.250	02/14/22	958,629
350,000		Citizens Bank NA	2.650	05/26/22	361,660
500,000		Citizens Bank NA	3.700	03/29/23	535,596
350,000		Citizens Bank NA	2.250	04/28/25	371,709
250,000		Citizens Bank NA	3.750	02/18/26	286,847
100,000		Citizens Financial Group, Inc	2.375	07/28/21	101,445
500,000		Citizens Financial Group, Inc	2.850	07/27/26	551,549
200,000		Citizens Financial Group, Inc	2.500	02/06/30	211,911
450,000		Citizens Financial Group, Inc	3.250	04/30/30	496,400
850,000	g	Citizens Financial Group, Inc	2.638	09/30/32	846,878
500,000		Comerica Bank	2.500	07/23/24	531,614
200,000		Comerica Bank	4.000	07/27/25	221,031
625,000		Comerica, Inc	3.700	07/31/23	676,906
550,000		Comerica, Inc	4.000	02/01/29	626,893
925,000		Cooperatieve Rabobank UA	2.750	01/10/22	953,643
1,500,000		Cooperatieve Rabobank UA	3.875	02/08/22	1,571,213
575,000		Cooperatieve Rabobank UA	3.950	11/09/22	610,939
425,000		Cooperatieve Rabobank UA	4.625	12/01/23	472,655
2,050,000		Cooperatieve Rabobank UA	3.375	05/21/25	2,304,794
600,000		Cooperatieve Rabobank UA	4.375	08/04/25	679,891
2,700,000		Cooperatieve Rabobank UA	3.750	07/21/26	3,006,353
550,000		Cooperatieve Rabobank UA	5.250	05/24/41	807,514
400,000		Cooperatieve Rabobank UA	5.750	12/01/43	572,838
1,600,000		Cooperatieve Rabobank UA	5.250	08/04/45	2,176,723
300,000		Discover Bank	3.200	08/09/21	306,033
1,300,000		Discover Bank	3.350	02/06/23	1,375,086
1,350,000		Discover Bank	4.200	08/08/23	1,477,154
1,000,000		Discover Bank	2.450	09/12/24	1,054,836
200,000		Discover Bank	4.250	03/13/26	227,560
1,125,000		Discover Bank	3.450	07/27/26	1,231,238
300,000		Discover Bank	4.682	08/09/28	314,502
350,000		Discover Bank	4.650	09/13/28	411,703
325,000		Discover Bank	2.700	02/06/30	339,846
200,000		Fifth Third Bancorp	3.500	03/15/22	208,283
750,000		Fifth Third Bancorp	2.600	06/15/22	775,351
450,000		Fifth Third Bancorp	4.300	01/16/24	496,235
675,000		Fifth Third Bancorp	3.650	01/25/24	735,692
1,000,000		Fifth Third Bancorp	2.375	01/28/25	1,058,838
300,000		Fifth Third Bancorp	2.550	05/05/27	322,862
500,000		Fifth Third Bancorp	3.950	03/14/28	581,863
140,000		Fifth Third Bancorp	8.250	03/01/38	228,205

4

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$650,000	Fifth Third Bank	3.350%	07/26/21	$664,486
200,000	Fifth Third Bank	2.875	10/01/21	204,690
500,000	Fifth Third Bank	1.800	01/30/23	514,295
300,000	Fifth Third Bank	3.950	07/28/25	343,089
2,400,000	Fifth Third Bank	3.850	03/15/26	2,737,317
1,000,000	Fifth Third Bank	2.250	02/01/27	1,069,627
500,000	First Citizens BancShares, Inc	3.375	03/15/30	495,011
500,000	First Horizon Bank	5.750	05/01/30	564,507
200,000	First Horizon National Corp	3.500	12/15/20	200,680
500,000	First Horizon National Corp	3.550	05/26/23	526,110
500,000	First Horizon National Corp	4.000	05/26/25	543,491
2,200,000	First Republic Bank	2.500	06/06/22	2,268,432
500,000	First Republic Bank	1.912	02/12/24	513,879
175,000	First Republic Bank	4.375	08/01/46	211,563
550,000	FNB Corp	2.200	02/24/23	554,873
33,000	HSBC Bank USA NA	7.000	01/15/39	48,681
650,000	HSBC Holdings plc	4.000	03/30/22	682,527
600,000	HSBC Holdings plc	3.033	11/22/23	625,843
2,625,000	HSBC Holdings plc	4.250	03/14/24	2,815,559
2,325,000	HSBC Holdings plc	3.950	05/18/24	2,491,103
450,000	HSBC Holdings plc	4.250	08/18/25	488,906
2,000,000	HSBC Holdings plc	2.633	11/07/25	2,083,255
1,875,000	HSBC Holdings plc	4.300	03/08/26	2,115,220
825,000	HSBC Holdings plc	1.645	04/18/26	822,675
2,475,000	HSBC Holdings plc	3.900	05/25/26	2,735,039
1,500,000	HSBC Holdings plc	2.099	06/04/26	1,517,623
1,100,000	HSBC Holdings plc	4.292	09/12/26	1,224,881
450,000	HSBC Holdings plc	4.375	11/23/26	496,291
3,925,000	HSBC Holdings plc	4.041	03/13/28	4,335,804
5,000,000	HSBC Holdings plc	2.013	09/22/28	4,946,531
2,775,000	HSBC Holdings plc	4.583	06/19/29	3,189,602
4,000,000	HSBC Holdings plc	3.973	05/22/30	4,475,320
3,000,000	HSBC Holdings plc	2.848	06/04/31	3,104,047
750,000	HSBC Holdings plc	2.357	08/18/31	742,305
300,000	HSBC Holdings plc	6.500	05/02/36	403,012
2,700,000	HSBC Holdings plc	6.500	09/15/37	3,661,432
200,000	HSBC Holdings plc	6.800	06/01/38	280,786
550,000	HSBC Holdings plc	6.100	01/14/42	787,282
1,175,000	HSBC Holdings plc	5.250	03/14/44	1,485,216
1,250,000	HSBC USA, Inc	3.500	06/23/24	1,349,049
400,000	Huntington Bancshares, Inc	2.300	01/14/22	408,697
1,000,000	Huntington Bancshares, Inc	2.625	08/06/24	1,064,922
500,000	Huntington Bancshares, Inc	4.000	05/15/25	569,600
1,000,000	Huntington Bancshares, Inc	2.550	02/04/30	1,044,293
300,000	Huntington National Bank	3.125	04/01/22	311,516
375,000	Huntington National Bank	1.800	02/03/23	385,383
1,300,000	Industrial & Commercial Bank of China Ltd	2.905	11/13/20	1,302,959
300,000	Industrial & Commercial Bank of China Ltd	2.635	05/26/21	303,011
250,000	Industrial & Commercial Bank of China Ltd	2.452	10/20/21	253,708
4,750,000	Industrial & Commercial Bank of China Ltd	3.538	11/08/27	5,267,021
750,000	ING Groep NV	3.150	03/29/22	778,278
1,200,000	ING Groep NV	4.100	10/02/23	1,315,811
575,000	ING Groep NV	3.550	04/09/24	626,108

5

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,250,000	ING Groep NV	3.950%	03/29/27	$1,431,690
500,000	ING Groep NV	4.550	10/02/28	603,834
825,000	ING Groep NV	4.050	04/09/29	967,896
800,000	JPMorgan Chase & Co	3.250	09/23/22	845,512
3,150,000	JPMorgan Chase & Co	2.972	01/15/23	3,251,167
3,075,000	JPMorgan Chase & Co	3.200	01/25/23	3,266,888
2,100,000	JPMorgan Chase & Co	3.207	04/01/23	2,181,963
500,000	JPMorgan Chase & Co	3.375	05/01/23	533,673
625,000	JPMorgan Chase & Co	2.700	05/18/23	659,974
475,000	JPMorgan Chase & Co	3.875	02/01/24	523,946
4,400,000	JPMorgan Chase & Co	3.559	04/23/24	4,719,783
1,525,000	JPMorgan Chase & Co	3.625	05/13/24	1,683,054
2,000,000	JPMorgan Chase & Co	1.514	06/01/24	2,043,263
1,575,000	JPMorgan Chase & Co	3.797	07/23/24	1,706,046
2,675,000	JPMorgan Chase & Co	3.875	09/10/24	2,958,784
3,000,000	JPMorgan Chase & Co	0.653	09/16/24	3,000,907
975,000	JPMorgan Chase & Co	4.023	12/05/24	1,072,223
625,000	JPMorgan Chase & Co	3.125	01/23/25	681,662
1,200,000	JPMorgan Chase & Co	3.220	03/01/25	1,289,708
2,125,000	JPMorgan Chase & Co	3.900	07/15/25	2,403,202
2,000,000	JPMorgan Chase & Co	2.301	10/15/25	2,103,867
2,000,000	JPMorgan Chase & Co	2.005	03/13/26	2,076,515
3,125,000	JPMorgan Chase & Co	3.300	04/01/26	3,462,230
2,000,000	JPMorgan Chase & Co	2.083	04/22/26	2,088,873
1,450,000	JPMorgan Chase & Co	3.200	06/15/26	1,607,908
1,000,000	JPMorgan Chase & Co	2.950	10/01/26	1,100,192
1,350,000	JPMorgan Chase & Co	4.125	12/15/26	1,571,368
2,450,000	JPMorgan Chase & Co	3.960	01/29/27	2,794,060
250,000	JPMorgan Chase & Co	4.250	10/01/27	290,963
325,000	JPMorgan Chase & Co	3.625	12/01/27	363,613
1,375,000	JPMorgan Chase & Co	3.782	02/01/28	1,554,451
425,000	JPMorgan Chase & Co	3.540	05/01/28	475,971
6,000,000	JPMorgan Chase & Co	2.182	06/01/28	6,257,504
2,050,000	JPMorgan Chase & Co	4.203	07/23/29	2,425,060
1,750,000	JPMorgan Chase & Co	4.452	12/05/29	2,103,427
4,500,000	JPMorgan Chase & Co	3.702	05/06/30	5,161,401
2,000,000	JPMorgan Chase & Co	2.522	04/22/31	2,128,786
1,425,000	JPMorgan Chase & Co	2.956	05/13/31	1,523,196
1,000,000	JPMorgan Chase & Co	3.882	07/24/38	1,177,181
958,000	JPMorgan Chase & Co	5.500	10/15/40	1,370,586
2,000,000	JPMorgan Chase & Co	3.109	04/22/41	2,178,161
1,000,000	JPMorgan Chase & Co	5.625	08/16/43	1,438,268
1,800,000	JPMorgan Chase & Co	4.950	06/01/45	2,428,189
2,050,000	JPMorgan Chase & Co	4.260	02/22/48	2,574,199
1,000,000	JPMorgan Chase & Co	4.032	07/24/48	1,214,505
4,500,000	JPMorgan Chase & Co	3.964	11/15/48	5,423,717
1,750,000	JPMorgan Chase & Co	3.897	01/23/49	2,104,633
2,000,000	JPMorgan Chase & Co	3.109	04/22/51	2,116,536
750,000	JPMorgan Chase & Co	6.000	N/A‡	768,750
500,000	KeyBank NA	2.500	11/22/21	512,244
500,000	KeyBank NA	3.300	02/01/22	519,662
300,000	KeyBank NA	3.180	05/22/22	312,441
300,000	KeyBank NA	2.400	06/09/22	309,871
625,000	KeyBank NA	2.300	09/14/22	647,868

6

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$425,000	KeyBank NA	1.250%	03/10/23	$432,822
750,000	KeyBank NA	3.300	06/01/25	837,526
300,000	KeyBank NA	3.400	05/20/26	336,220
250,000	KeyBank NA	3.900	04/13/29	285,103
200,000	KeyCorp	4.150	10/29/25	229,959
850,000	KeyCorp	2.250	04/06/27	899,036
500,000	KeyCorp	4.100	04/30/28	586,214
1,000,000	KeyCorp	2.550	10/01/29	1,062,357
1,000,000	Lloyds Bank plc	2.250	08/14/22	1,029,975
575,000	Lloyds Banking Group plc	3.000	01/11/22	591,596
1,000,000	Lloyds Banking Group plc	2.858	03/17/23	1,027,951
300,000	Lloyds Banking Group plc	1.326	06/15/23	302,174
1,175,000	Lloyds Banking Group plc	2.907	11/07/23	1,221,220
1,800,000	Lloyds Banking Group plc	3.900	03/12/24	1,959,100
2,750,000	Lloyds Banking Group plc	4.500	11/04/24	3,002,025
1,375,000	Lloyds Banking Group plc	4.450	05/08/25	1,554,946
325,000	Lloyds Banking Group plc	4.582	12/10/25	357,530
225,000	Lloyds Banking Group plc	4.650	03/24/26	250,424
500,000	Lloyds Banking Group plc	3.750	01/11/27	556,199
2,700,000	Lloyds Banking Group plc	4.375	03/22/28	3,130,488
700,000	Lloyds Banking Group plc	4.550	08/16/28	824,703
1,825,000	Lloyds Banking Group plc	3.574	11/07/28	1,998,402
1,150,000	Lloyds Banking Group plc	4.344	01/09/48	1,348,700
300,000	M&T Bank Corp	3.550	07/26/23	325,092
500,000	Manufacturers & Traders Trust Co	2.500	05/18/22	516,949
1,100,000	Manufacturers & Traders Trust Co	2.900	02/06/25	1,199,813
710,000	Mitsubishi UFJ Financial Group, Inc	2.950	03/01/21	717,735
1,300,000	Mitsubishi UFJ Financial Group, Inc	3.535	07/26/21	1,333,154
276,000	Mitsubishi UFJ Financial Group, Inc	2.190	09/13/21	280,769
400,000	Mitsubishi UFJ Financial Group, Inc	2.998	02/22/22	413,346
1,375,000	Mitsubishi UFJ Financial Group, Inc	3.218	03/07/22	1,426,940
1,000,000	Mitsubishi UFJ Financial Group, Inc	2.623	07/18/22	1,036,414
975,000	Mitsubishi UFJ Financial Group, Inc	2.665	07/25/22	1,011,498
1,925,000	Mitsubishi UFJ Financial Group, Inc	3.455	03/02/23	2,049,282
1,175,000	Mitsubishi UFJ Financial Group, Inc	3.761	07/26/23	1,271,853
1,000,000	Mitsubishi UFJ Financial Group, Inc	2.801	07/18/24	1,067,490
1,000,000	Mitsubishi UFJ Financial Group, Inc	0.848	09/15/24	1,000,302
2,000,000	Mitsubishi UFJ Financial Group, Inc	2.193	02/25/25	2,094,301
1,625,000	Mitsubishi UFJ Financial Group, Inc	3.777	03/02/25	1,814,647
1,500,000	Mitsubishi UFJ Financial Group, Inc	1.412	07/17/25	1,518,503
207,000	Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	236,160
225,000	Mitsubishi UFJ Financial Group, Inc	2.757	09/13/26	243,515
650,000	Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	735,592
700,000	Mitsubishi UFJ Financial Group, Inc	3.287	07/25/27	777,483
1,000,000	Mitsubishi UFJ Financial Group, Inc	3.961	03/02/28	1,154,194
300,000	Mitsubishi UFJ Financial Group, Inc	4.050	09/11/28	349,575
1,250,000	Mitsubishi UFJ Financial Group, Inc	3.741	03/07/29	1,434,669
1,000,000	Mitsubishi UFJ Financial Group, Inc	3.195	07/18/29	1,102,950
1,500,000	Mitsubishi UFJ Financial Group, Inc	2.559	02/25/30	1,575,568
1,250,000	Mitsubishi UFJ Financial Group, Inc	2.048	07/17/30	1,262,138
300,000	Mitsubishi UFJ Financial Group, Inc	4.286	07/26/38	370,789
500,000	Mitsubishi UFJ Financial Group, Inc	4.153	03/07/39	604,872
1,425,000	Mitsubishi UFJ Financial Group, Inc	3.751	07/18/39	1,643,458

7

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,000,000	Mizuho Financial Group, Inc	2.601%	09/11/22	$2,076,433
700,000	Mizuho Financial Group, Inc	3.549	03/05/23	747,764
1,750,000	Mizuho Financial Group, Inc	1.241	07/10/24	1,763,616
2,000,000	Mizuho Financial Group, Inc	0.849	09/08/24	1,994,030
500,000	Mizuho Financial Group, Inc	2.555	09/13/25	525,412
500,000	Mizuho Financial Group, Inc	2.226	05/25/26	519,639
950,000	Mizuho Financial Group, Inc	2.839	09/13/26	1,039,473
200,000	Mizuho Financial Group, Inc	3.663	02/28/27	223,241
600,000	Mizuho Financial Group, Inc	3.170	09/11/27	654,538
725,000	Mizuho Financial Group, Inc	4.018	03/05/28	841,914
625,000	Mizuho Financial Group, Inc	4.254	09/11/29	730,860
1,000,000	Mizuho Financial Group, Inc	3.153	07/16/30	1,093,699
500,000	Mizuho Financial Group, Inc	2.869	09/13/30	536,040
500,000	Mizuho Financial Group, Inc	2.591	05/25/31	524,304
1,000,000	Mizuho Financial Group, Inc	2.201	07/10/31	1,010,725
1,000,000	Mizuho Financial Group, Inc	1.979	09/08/31	989,456
225,000	MUFG Americas Holdings Corp	3.500	06/18/22	235,801
160,000	MUFG Americas Holdings Corp	3.000	02/10/25	172,798
1,000,000	MUFG Union Bank NA	3.150	04/01/22	1,037,854
1,000,000	MUFG Union Bank NA	2.100	12/09/22	1,033,158
300,000	National Australia Bank Ltd	2.625	01/14/21	302,079
500,000	National Australia Bank Ltd	3.700	11/04/21	517,766
925,000	National Australia Bank Ltd	2.800	01/10/22	954,573
450,000	National Australia Bank Ltd	2.500	05/22/22	466,587
1,000,000	National Australia Bank Ltd	1.875	12/13/22	1,032,766
625,000	National Australia Bank Ltd	3.000	01/20/23	661,505
500,000	National Australia Bank Ltd	2.875	04/12/23	529,133
300,000	National Australia Bank Ltd	3.375	01/14/26	339,320
750,000	National Australia Bank Ltd	2.500	07/12/26	817,906
1,000,000	National Bank of Canada	2.100	02/01/23	1,033,760
800,000	Natwest Group plc	3.032	11/28/35	768,464
300,000	People’s United Bank NA	4.000	07/15/24	320,547
100,000	People’s United Financial, Inc	3.650	12/06/22	105,508
850,000	PNC Bank NA	2.550	12/09/21	871,570
1,075,000	PNC Bank NA	2.625	02/17/22	1,107,504
1,750,000	PNC Bank NA	2.450	07/28/22	1,812,876
1,025,000	PNC Bank NA	2.700	11/01/22	1,070,736
1,000,000	PNC Bank NA	2.028	12/09/22	1,018,716
750,000	PNC Bank NA	2.950	01/30/23	789,596
250,000	PNC Bank NA	3.800	07/25/23	272,389
600,000	PNC Bank NA	2.950	02/23/25	654,270
550,000	PNC Bank NA	3.250	06/01/25	611,047
500,000	PNC Bank NA	3.100	10/25/27	557,068
500,000	PNC Bank NA	3.250	01/22/28	561,279
903,000	PNC Bank NA	4.050	07/26/28	1,055,656
475,000	PNC Bank NA	2.700	10/22/29	513,800
500,000	PNC Financial Services Group, Inc	3.500	01/23/24	544,827
300,000	PNC Financial Services Group, Inc	3.900	04/29/24	330,380
500,000	PNC Financial Services Group, Inc	2.200	11/01/24	529,591
1,500,000	PNC Financial Services Group, Inc	2.600	07/23/26	1,637,470
300,000	PNC Financial Services Group, Inc	3.150	05/19/27	333,395
1,575,000	PNC Financial Services Group, Inc	3.450	04/23/29	1,811,767
1,000,000	PNC Financial Services Group, Inc	2.550	01/22/30	1,085,349
150,000	PNC Financial Services Group, Inc (Step Bond)	2.854	11/09/22	157,350

8

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Regions Bank	6.450%	06/26/37	$414,724
850,000	Regions Financial Corp	2.750	08/14/22	883,715
2,075,000	Regions Financial Corp	3.800	08/14/23	2,249,616
225,000	Regions Financial Corp	2.250	05/18/25	237,317
500,000	Royal Bank of Canada	2.100	10/14/20	500,297
750,000	Royal Bank of Canada	2.300	03/22/21	757,163
1,600,000	Royal Bank of Canada	2.750	02/01/22	1,652,511
1,000,000	Royal Bank of Canada	2.800	04/29/22	1,037,392
1,000,000	Royal Bank of Canada	1.950	01/17/23	1,033,530
500,000	Royal Bank of Canada	1.600	04/17/23	513,086
850,000	Royal Bank of Canada	3.700	10/05/23	928,200
1,000,000	Royal Bank of Canada	2.550	07/16/24	1,069,590
750,000	Royal Bank of Canada	2.250	11/01/24	794,823
1,000,000	Royal Bank of Canada	1.150	06/10/25	1,012,692
1,000,000	Royal Bank of Canada	4.650	01/27/26	1,180,127
4,000,000	Royal Bank of Scotland Group plc	3.498	05/15/23	4,142,552
1,275,000	Royal Bank of Scotland Group plc	3.875	09/12/23	1,369,299
175,000	Royal Bank of Scotland Group plc	6.000	12/19/23	196,981
1,100,000	Royal Bank of Scotland Group plc	2.359	05/22/24	1,128,590
175,000	Royal Bank of Scotland Group plc	5.125	05/28/24	192,109
700,000	Royal Bank of Scotland Group plc	4.519	06/25/24	754,427
750,000	Royal Bank of Scotland Group plc	4.269	03/22/25	815,169
750,000	Royal Bank of Scotland Group plc	4.800	04/05/26	866,864
300,000	Royal Bank of Scotland Group plc	3.073	05/22/28	315,090
1,000,000	Royal Bank of Scotland Group plc	4.892	05/18/29	1,162,542
750,000	Royal Bank of Scotland Group plc	3.754	11/01/29	776,510
3,000,000	Royal Bank of Scotland Group plc	5.076	01/27/30	3,575,343
1,500,000	Royal Bank of Scotland Group plc	4.445	05/08/30	1,734,817
1,200,000	Santander Holdings USA, Inc	3.400	01/18/23	1,256,279
375,000	Santander Holdings USA, Inc	3.500	06/07/24	402,165
1,000,000	Santander Holdings USA, Inc	3.450	06/02/25	1,067,155
775,000	Santander Holdings USA, Inc	4.500	07/17/25	859,488
1,850,000	Santander Holdings USA, Inc	3.244	10/05/26	1,979,149
650,000	Santander Holdings USA, Inc	4.400	07/13/27	715,616
600,000	Santander UK Group Holdings plc	2.875	10/16/20	600,576
200,000	Santander UK Group Holdings plc	3.125	01/08/21	201,421
1,775,000	Santander UK Group Holdings plc	3.571	01/10/23	1,831,108
775,000	Santander UK Group Holdings plc	3.373	01/05/24	809,922
725,000	Santander UK Group Holdings plc	4.796	11/15/24	798,612
1,000,000	Santander UK Group Holdings plc	1.532	08/21/26	983,643
500,000	Santander UK Group Holdings plc	3.823	11/03/28	554,609
750,000	Santander UK plc	3.400	06/01/21	765,359
400,000	Santander UK plc	3.750	11/15/21	414,065
775,000	Santander UK plc	4.000	03/13/24	855,345
1,000,000	Santander UK plc	2.875	06/18/24	1,067,312
350,000	Shinhan Bank Co Ltd	3.875	12/07/26	358,969
400,000	Skandinaviska Enskilda Banken AB	1.875	09/13/21	406,004
900,000	Skandinaviska Enskilda Banken AB	2.800	03/11/22	930,492
300,000	Sumitomo Mitsui Banking Corp	2.450	10/20/20	300,333
500,000	Sumitomo Mitsui Banking Corp	3.200	07/18/22	523,856
800,000	Sumitomo Mitsui Banking Corp	3.000	01/18/23	841,675
300,000	Sumitomo Mitsui Banking Corp	3.950	01/10/24	329,516
500,000	Sumitomo Mitsui Banking Corp	3.400	07/11/24	544,281

9

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$250,000	Sumitomo Mitsui Banking Corp	3.650%	07/23/25	$280,721
425,000	Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	434,168
425,000	Sumitomo Mitsui Financial Group, Inc	2.846	01/11/22	437,661
925,000	Sumitomo Mitsui Financial Group, Inc	2.784	07/12/22	961,218
1,650,000	Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	1,722,055
1,725,000	Sumitomo Mitsui Financial Group, Inc	3.102	01/17/23	1,821,104
900,000	Sumitomo Mitsui Financial Group, Inc	3.748	07/19/23	975,153
1,000,000	Sumitomo Mitsui Financial Group, Inc	2.448	09/27/24	1,056,705
3,725,000	Sumitomo Mitsui Financial Group, Inc	1.474	07/08/25	3,792,678
1,300,000	Sumitomo Mitsui Financial Group, Inc	3.784	03/09/26	1,478,558
700,000	Sumitomo Mitsui Financial Group, Inc	3.010	10/19/26	771,610
725,000	Sumitomo Mitsui Financial Group, Inc	3.446	01/11/27	806,692
775,000	Sumitomo Mitsui Financial Group, Inc	3.364	07/12/27	862,170
500,000	Sumitomo Mitsui Financial Group, Inc	3.352	10/18/27	550,115
675,000	Sumitomo Mitsui Financial Group, Inc	3.544	01/17/28	755,796
750,000	Sumitomo Mitsui Financial Group, Inc	3.944	07/19/28	865,377
500,000	Sumitomo Mitsui Financial Group, Inc	4.306	10/16/28	593,976
1,500,000	Sumitomo Mitsui Financial Group, Inc	3.040	07/16/29	1,633,072
500,000	Sumitomo Mitsui Financial Group, Inc	3.202	09/17/29	541,828
1,000,000	Sumitomo Mitsui Financial Group, Inc	2.724	09/27/29	1,060,675
1,500,000	Sumitomo Mitsui Financial Group, Inc	2.750	01/15/30	1,603,158
1,500,000	Sumitomo Mitsui Financial Group, Inc	2.130	07/08/30	1,523,095
1,000,000	Sumitomo Mitsui Financial Group, Inc	2.142	09/23/30	984,343
300,000	SVB Financial Group	3.125	06/05/30	334,744
1,000,000	Svenska Handelsbanken AB	1.875	09/07/21	1,014,760
889,000	Svenska Handelsbanken AB	3.900	11/20/23	982,916
1,250,000	Synchrony Bank	3.650	05/24/21	1,268,937
475,000	Synchrony Bank	3.000	06/15/22	490,459
500,000	Synovus Bank	2.289	02/10/23	506,027
300,000	Synovus Financial Corp	3.125	11/01/22	307,875
1,000,000	Toronto-Dominion Bank	0.750	06/12/23	1,005,727
500,000	Toronto-Dominion Bank	3.500	07/19/23	542,764
1,000,000	Toronto-Dominion Bank	0.450	09/11/23	998,083
1,525,000	Toronto-Dominion Bank	3.250	03/11/24	1,652,470
1,250,000	Toronto-Dominion Bank	2.650	06/12/24	1,337,182
1,000,000	Toronto-Dominion Bank	1.150	06/12/25	1,016,017
1,000,000	Toronto-Dominion Bank	0.750	09/11/25	997,012
1,000,000	Toronto-Dominion Bank	3.625	09/15/31	1,123,422
300,000	Truist Bank	3.525	10/26/21	300,604
1,100,000	Truist Bank	2.625	01/15/22	1,130,455
750,000	Truist Bank	2.800	05/17/22	778,143
1,450,000	Truist Bank	2.450	08/01/22	1,502,077
300,000	Truist Bank	3.502	08/02/22	307,649
500,000	Truist Bank	3.000	02/02/23	526,756
750,000	Truist Bank	1.250	03/09/23	763,440
1,000,000	Truist Bank	3.200	04/01/24	1,084,399
500,000	Truist Bank	3.689	08/02/24	542,826
750,000	Truist Bank	2.150	12/06/24	793,971
1,000,000	Truist Bank	1.500	03/10/25	1,030,903
500,000	Truist Bank	3.625	09/16/25	563,940
200,000	Truist Bank	4.050	11/03/25	231,398
375,000	Truist Bank	3.300	05/15/26	420,450
500,000	Truist Bank	3.800	10/30/26	578,057
750,000	Truist Bank	2.636	09/17/29	778,059

10

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$475,000	Truist Bank	2.250%	03/11/30	$488,976
750,000	Truist Financial Corp	3.200	09/03/21	768,359
225,000	Truist Financial Corp	2.700	01/27/22	231,572
200,000	Truist Financial Corp	3.950	03/22/22	209,720
1,150,000	Truist Financial Corp	2.750	04/01/22	1,187,984
500,000	Truist Financial Corp	3.050	06/20/22	521,514
750,000	Truist Financial Corp	2.200	03/16/23	780,219
775,000	Truist Financial Corp	3.750	12/06/23	848,997
1,000,000	Truist Financial Corp	2.500	08/01/24	1,064,293
825,000	Truist Financial Corp	2.850	10/26/24	893,851
900,000	Truist Financial Corp	4.000	05/01/25	1,023,080
975,000	Truist Financial Corp	3.700	06/05/25	1,104,633
750,000	Truist Financial Corp	1.200	08/05/25	763,387
1,000,000	Truist Financial Corp	1.125	08/03/27	996,622
500,000	Truist Financial Corp	3.875	03/19/29	573,338
750,000	Truist Financial Corp	1.950	06/05/30	770,770
4,075,000	US Bancorp	2.625	01/24/22	4,191,146
250,000	US Bancorp	3.000	03/15/22	259,318
450,000	US Bancorp	2.950	07/15/22	469,862
125,000	US Bancorp	3.700	01/30/24	137,220
1,225,000	US Bancorp	3.375	02/05/24	1,332,651
2,225,000	US Bancorp	3.600	09/11/24	2,464,390
125,000	US Bancorp	3.950	11/17/25	144,251
750,000	US Bancorp	3.100	04/27/26	833,028
700,000	US Bancorp	2.375	07/22/26	762,671
1,175,000	US Bancorp	3.150	04/27/27	1,325,530
750,000	US Bancorp	3.900	04/26/28	895,073
600,000	US Bancorp	3.000	07/30/29	666,266
325,000	US Bank NA	3.450	11/16/21	335,780
1,400,000	US Bank NA	2.850	01/23/23	1,475,954
1,250,000	US Bank NA	3.400	07/24/23	1,349,488
750,000	US Bank NA	2.800	01/27/25	814,718
125,000	Wachovia Corp	5.500	08/01/35	165,959
200,000	Webster Financial Corp	4.100	03/25/29	217,873
1,300,000	Wells Fargo Bank NA	3.625	10/22/21	1,340,417
2,000,000	Wells Fargo Bank NA	2.897	05/27/22	2,031,414
1,000,000	Wells Fargo Bank NA	2.082	09/09/22	1,014,160
250,000	Wells Fargo Bank NA	6.600	01/15/38	366,240
650,000	Westpac Banking Corp	2.800	01/11/22	670,705
925,000	Westpac Banking Corp	2.500	06/28/22	960,525
300,000	Westpac Banking Corp	2.750	01/11/23	316,341
1,150,000	Westpac Banking Corp	3.650	05/15/23	1,244,137
750,000	Westpac Banking Corp	3.300	02/26/24	813,219
2,000,000	Westpac Banking Corp	2.350	02/19/25	2,133,898
1,000,000	Westpac Banking Corp	2.850	05/13/26	1,106,398
675,000	Westpac Banking Corp	2.700	08/19/26	739,865
850,000	Westpac Banking Corp	3.350	03/08/27	975,498
725,000	Westpac Banking Corp	3.400	01/25/28	834,579
1,000,000	Westpac Banking Corp	2.894	02/04/30	1,036,160
950,000	Westpac Banking Corp	4.322	11/23/31	1,074,345
600,000	Westpac Banking Corp	4.110	07/24/34	674,127
900,000	Westpac Banking Corp	4.421	07/24/39	1,102,889
400,000	Zions Bancorp NA	3.250	10/29/29	400,052

	TOTAL BANKS			692,075,232
11

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CAPITAL GOODS - 1.4%
$500,000		3M Co	3.000%	09/14/21	$512,112
625,000		3M Co	2.750	03/01/22	645,789
500,000		3M Co	1.750	02/14/23	516,964
300,000		3M Co	2.250	03/15/23	313,699
600,000		3M Co	3.250	02/14/24	653,664
1,000,000		3M Co	2.000	02/14/25	1,060,919
1,200,000		3M Co	3.000	08/07/25	1,335,630
675,000		3M Co	2.875	10/15/27	749,180
925,000		3M Co	3.625	09/14/28	1,075,446
500,000		3M Co	3.375	03/01/29	575,419
1,000,000		3M Co	2.375	08/26/29	1,082,261
200,000		3M Co	3.125	09/19/46	218,276
300,000		3M Co	3.625	10/15/47	355,391
1,150,000		3M Co	4.000	09/14/48	1,451,859
875,000		3M Co	3.250	08/26/49	985,724
820,000		3M Co	3.700	04/15/50	981,199
500,000		ABB Finance USA, Inc	2.875	05/08/22	519,939
1,100,000		ABB Finance USA, Inc	3.375	04/03/23	1,177,047
300,000		ABB Finance USA, Inc	3.800	04/03/28	356,357
650,000		ABB Finance USA, Inc	4.375	05/08/42	837,600
200,000		Air Lease Corp	2.500	03/01/21	201,204
200,000		Air Lease Corp	3.875	04/01/21	201,951
200,000		Air Lease Corp	3.375	06/01/21	202,385
625,000		Air Lease Corp	3.500	01/15/22	641,169
500,000		Air Lease Corp	3.750	02/01/22	510,173
400,000		Air Lease Corp	2.625	07/01/22	404,844
575,000		Air Lease Corp	2.250	01/15/23	576,198
200,000		Air Lease Corp	2.750	01/15/23	204,021
750,000		Air Lease Corp	3.875	07/03/23	781,211
750,000		Air Lease Corp	2.300	02/01/25	736,434
750,000		Air Lease Corp	3.375	07/01/25	765,698
500,000		Air Lease Corp	2.875	01/15/26	491,241
1,000,000		Air Lease Corp	3.750	06/01/26	1,017,243
500,000		Air Lease Corp	3.625	04/01/27	494,544
200,000		Air Lease Corp	3.625	12/01/27	198,633
300,000		Air Lease Corp	4.625	10/01/28	310,923
500,000		Air Lease Corp	3.250	10/01/29	474,704
750,000		Air Lease Corp	3.000	02/01/30	698,081
500,000		Aircastle Ltd	5.125	03/15/21	507,301
200,000		Aircastle Ltd	4.400	09/25/23	198,492
1,000,000		Aircastle Ltd	4.125	05/01/24	985,453
500,000		Aircastle Ltd	4.250	06/15/26	462,332
500,000		Allegion plc	3.500	10/01/29	547,017
100,000		Carlisle Cos, Inc	3.750	11/15/22	104,991
200,000		Carlisle Cos, Inc	3.500	12/01/24	219,203
500,000		Carlisle Cos, Inc	3.750	12/01/27	569,269
1,000,000		Carlisle Cos, Inc	2.750	03/01/30	1,062,253
775,000	g	Carrier Global Corp	1.923	02/15/23	797,352
2,000,000	g	Carrier Global Corp	2.493	02/15/27	2,090,162
1,100,000	g	Carrier Global Corp	2.722	02/15/30	1,148,637
150,000	g	Carrier Global Corp	2.700	02/15/31	156,161

12

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000	g	Carrier Global Corp	3.377%	04/05/40	$2,087,397
900,000	g	Carrier Global Corp	3.577	04/05/50	949,584
1,950,000		Caterpillar Financial Services Corp	2.950	02/26/22	2,022,439
1,000,000		Caterpillar Financial Services Corp	1.900	09/06/22	1,028,191
300,000		Caterpillar Financial Services Corp	3.450	05/15/23	323,284
1,250,000		Caterpillar Financial Services Corp	0.650	07/07/23	1,255,069
1,000,000		Caterpillar Financial Services Corp	0.450	09/14/23	999,969
1,000,000		Caterpillar Financial Services Corp	2.850	05/17/24	1,078,912
1,000,000		Caterpillar Financial Services Corp	1.450	05/15/25	1,032,812
500,000		Caterpillar Financial Services Corp	2.400	08/09/26	545,728
1,000,000		Caterpillar Financial Services Corp	1.100	09/14/27	1,003,082
2,775,000		Caterpillar, Inc	3.400	05/15/24	3,033,335
500,000		Caterpillar, Inc	2.600	09/19/29	550,116
1,500,000		Caterpillar, Inc	2.600	04/09/30	1,645,864
225,000		Caterpillar, Inc	5.200	05/27/41	315,584
2,363,000		Caterpillar, Inc	3.803	08/15/42	2,884,660
300,000		Caterpillar, Inc	4.300	05/15/44	389,331
750,000		Caterpillar, Inc	3.250	09/19/49	835,199
750,000		Caterpillar, Inc	3.250	04/09/50	840,300
1,300,000		CNH Industrial Capital LLC	3.875	10/15/21	1,335,352
225,000		CNH Industrial Capital LLC	1.950	07/02/23	228,651
300,000		CNH Industrial Capital LLC	4.200	01/15/24	322,281
1,000,000		CNH Industrial Capital LLC	1.875	01/15/26	998,403
500,000		CNH Industrial NV	3.850	11/15/27	540,285
200,000		Crane Co	4.200	03/15/48	209,625
300,000		CRH America, Inc	5.750	01/15/21	304,437
200,000		Cummins, Inc	3.650	10/01/23	217,567
500,000		Cummins, Inc	0.750	09/01/25	503,275
1,000,000		Cummins, Inc	1.500	09/01/30	993,990
200,000		Cummins, Inc	4.875	10/01/43	272,947
750,000		Cummins, Inc	2.600	09/01/50	733,792
350,000		Deere & Co	2.600	06/08/22	361,530
218,000		Deere & Co	5.375	10/16/29	288,567
1,025,000		Deere & Co	3.900	06/09/42	1,306,366
500,000		Deere & Co	2.875	09/07/49	534,901
1,000,000		Deere & Co	3.750	04/15/50	1,240,125
825,000		Dover Corp	3.150	11/15/25	909,551
100,000		Dover Corp	2.950	11/04/29	109,289
100,000		Dover Corp	5.375	03/01/41	128,578
2,200,000		Eaton Corp	2.750	11/02/22	2,305,474
200,000		Eaton Corp	3.103	09/15/27	223,040
150,000		Eaton Corp	4.000	11/02/32	181,068
925,000		Eaton Corp	4.150	11/02/42	1,139,634
200,000		Eaton Corp	3.915	09/15/47	236,554
350,000		Emerson Electric Co	2.625	02/15/23	366,663
200,000		Emerson Electric Co	3.150	06/01/25	220,356
1,000,000		Emerson Electric Co	0.875	10/15/26	995,348
500,000		Emerson Electric Co	1.800	10/15/27	521,346
750,000		Emerson Electric Co	1.950	10/15/30	776,724
200,000		Emerson Electric Co	5.250	11/15/39	273,286
500,000		Emerson Electric Co	2.750	10/15/50	507,344
150,000		Flowserve Corp	3.500	09/15/22	156,496
200,000		Flowserve Corp	4.000	11/15/23	209,920
500,000		Flowserve Corp	3.500	10/01/30	495,450

13

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Fortive Corp	2.350%	06/15/21	$505,782
875,000		Fortive Corp	3.150	06/15/26	966,640
250,000		Fortive Corp	4.300	06/15/46	294,719
600,000		Fortune Brands Home & Security, Inc	4.000	09/21/23	656,074
200,000		Fortune Brands Home & Security, Inc	4.000	06/15/25	227,032
1,000,000		Fortune Brands Home & Security, Inc	3.250	09/15/29	1,106,223
200,000		GATX Corp	4.350	02/15/24	218,500
500,000		GATX Corp	3.250	09/15/26	542,591
200,000		GATX Corp	3.500	03/15/28	218,319
200,000		GATX Corp	4.550	11/07/28	234,246
425,000		GATX Corp	4.700	04/01/29	507,665
500,000		GATX Corp	4.000	06/30/30	575,587
225,000		GATX Corp	5.200	03/15/44	285,610
325,000		General Dynamics Corp	2.250	11/15/22	336,850
825,000		General Dynamics Corp	3.375	05/15/23	886,624
300,000		General Dynamics Corp	1.875	08/15/23	311,216
1,200,000		General Dynamics Corp	2.375	11/15/24	1,283,491
975,000		General Dynamics Corp	3.500	05/15/25	1,092,149
750,000		General Dynamics Corp	3.750	05/15/28	880,726
225,000		General Dynamics Corp	3.600	11/15/42	264,484
1,950,000		General Dynamics Corp	4.250	04/01/50	2,540,874
919,000		General Electric Co	3.150	09/07/22	959,730
2,350,000		General Electric Co	2.700	10/09/22	2,433,142
300,000		General Electric Co	3.100	01/09/23	314,802
250,000		General Electric Co	3.375	03/11/24	268,314
5,503,000		General Electric Co	3.450	05/15/24	5,904,350
1,102,000		General Electric Co	6.750	03/15/32	1,385,280
250,000		General Electric Co	5.875	01/14/38	291,380
100,000		General Electric Co	6.875	01/10/39	127,926
750,000		General Electric Co	4.250	05/01/40	762,987
2,875,000		General Electric Co	4.125	10/09/42	2,909,165
1,500,000		General Electric Co	4.350	05/01/50	1,526,192
100,000		Hexcel Corp	3.950	02/15/27	107,963
900,000		Honeywell International, Inc	1.850	11/01/21	914,211
1,000,000		Honeywell International, Inc	0.483	08/19/22	1,001,580
500,000		Honeywell International, Inc	3.350	12/01/23	545,032
2,300,000		Honeywell International, Inc	1.350	06/01/25	2,370,155
1,700,000		Honeywell International, Inc	2.500	11/01/26	1,869,168
950,000		Honeywell International, Inc	1.950	06/01/30	998,980
782,000		Honeywell International, Inc	3.812	11/21/47	981,735
575,000		Honeywell International, Inc	2.800	06/01/50	611,850
100,000		Hubbell, Inc	3.625	11/15/22	105,595
200,000		Hubbell, Inc	3.350	03/01/26	216,036
500,000		Hubbell, Inc	3.150	08/15/27	532,108
200,000		Hubbell, Inc	3.500	02/15/28	217,658
500,000	g	Huntington Ingalls Industries, Inc	3.844	05/01/25	549,289
400,000		Huntington Ingalls Industries, Inc	3.483	12/01/27	437,662
500,000	g	Huntington Ingalls Industries, Inc	4.200	05/01/30	573,349
200,000		IDEX Corp	4.200	12/15/21	207,062
500,000		IDEX Corp	3.000	05/01/30	549,969
1,000,000		Illinois Tool Works, Inc	2.650	11/15/26	1,108,691
200,000		Illinois Tool Works, Inc	4.875	09/15/41	270,921
1,000,000		Illinois Tool Works, Inc	3.900	09/01/42	1,245,134

14

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Ingersoll-Rand Global Holding Co Ltd	2.900%	02/21/21	$302,880
300,000	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	330,073
400,000	Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	459,393
200,000	Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	276,358
450,000	Ingersoll-Rand Global Holding Co Ltd	4.300	02/21/48	536,118
600,000	Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	662,637
100,000	Ingersoll-Rand Luxembourg Finance S.A.	3.500	03/21/26	111,838
1,000,000	Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29	1,171,736
300,000	Ingersoll-Rand Luxembourg Finance S.A.	4.500	03/21/49	378,052
300,000	John Deere Capital Corp	3.125	09/10/21	308,143
200,000	John Deere Capital Corp	3.150	10/15/21	205,786
600,000	John Deere Capital Corp	2.650	01/06/22	617,852
500,000	John Deere Capital Corp	3.200	01/10/22	517,927
2,700,000	John Deere Capital Corp	2.950	04/01/22	2,805,655
200,000	John Deere Capital Corp	1.950	06/13/22	205,517
400,000	John Deere Capital Corp	2.150	09/08/22	413,528
200,000	John Deere Capital Corp	2.700	01/06/23	210,145
1,425,000	John Deere Capital Corp	2.800	03/06/23	1,509,308
250,000	John Deere Capital Corp	1.200	04/06/23	254,886
300,000	John Deere Capital Corp	3.450	06/07/23	324,343
1,000,000	John Deere Capital Corp	0.700	07/05/23	1,008,309
200,000	John Deere Capital Corp	3.650	10/12/23	219,748
750,000	John Deere Capital Corp	3.450	01/10/24	819,504
500,000	John Deere Capital Corp	2.600	03/07/24	534,513
850,000	John Deere Capital Corp	2.650	06/24/24	914,721
500,000	John Deere Capital Corp	2.050	01/09/25	529,801
125,000	John Deere Capital Corp	3.400	09/11/25	141,157
500,000	John Deere Capital Corp	2.250	09/14/26	542,859
250,000	John Deere Capital Corp	1.750	03/09/27	261,180
200,000	John Deere Capital Corp	2.800	09/08/27	222,048
200,000	John Deere Capital Corp	3.050	01/06/28	222,542
500,000	John Deere Capital Corp	2.800	07/18/29	557,832
500,000	John Deere Capital Corp	2.450	01/09/30	543,334
474,000	Johnson Controls International plc	3.900	02/14/26	538,927
325,000	Johnson Controls International plc	1.750	09/15/30	327,732
207,000	Johnson Controls International plc	6.000	01/15/36	273,873
35,000	Johnson Controls International plc	5.125	09/14/45	46,102
300,000	Johnson Controls International plc	4.500	02/15/47	375,047
280,000	Johnson Controls International plc (Step Bond)	3.625	07/02/24	304,746
325,000	Johnson Controls International plc (Step Bond)	4.625	07/02/44	405,523
72,000	Johnson Controls International plc (Step Bond)	4.950	07/02/64	92,892
150,000	Kennametal, Inc	3.875	02/15/22	154,992
200,000	Kennametal, Inc	4.625	06/15/28	223,177
125,000	KLA-Tencor Corp	4.650	11/01/24	142,715
300,000	KLA-Tencor Corp	4.100	03/15/29	359,971
500,000	KLA-Tencor Corp	5.000	03/15/49	667,728
300,000	L3Harris Technologies, Inc	4.950	02/15/21	301,634
475,000	L3Harris Technologies, Inc	3.850	06/15/23	514,230
52,000	L3Harris Technologies, Inc	3.950	05/28/24	57,276
600,000	L3Harris Technologies, Inc	3.850	12/15/26	689,799
1,275,000	L3Harris Technologies, Inc	4.400	06/15/28	1,520,223
625,000	L3Harris Technologies, Inc	4.400	06/15/28	745,207
175,000	L3Harris Technologies, Inc	2.900	12/15/29	190,979
300,000	L3Harris Technologies, Inc	4.854	04/27/35	394,795

15

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$600,000		L3Harris Technologies, Inc	5.054%	04/27/45	$812,982
100,000		Legrand France S.A.	8.500	02/15/25	132,379
100,000		Lennox International, Inc	3.000	11/15/23	105,455
100,000		Lennox International, Inc	1.350	08/01/25	100,728
100,000		Lennox International, Inc	1.700	08/01/27	99,929
500,000		Lockheed Martin Corp	3.100	01/15/23	530,165
300,000		Lockheed Martin Corp	2.900	03/01/25	327,204
2,200,000		Lockheed Martin Corp	3.550	01/15/26	2,503,203
150,000		Lockheed Martin Corp	1.850	06/15/30	156,024
300,000		Lockheed Martin Corp	3.600	03/01/35	359,779
500,000		Lockheed Martin Corp	4.500	05/15/36	634,705
1,833,000		Lockheed Martin Corp	4.070	12/15/42	2,285,337
275,000		Lockheed Martin Corp	3.800	03/01/45	326,950
200,000		Lockheed Martin Corp	4.700	05/15/46	271,969
150,000		Lockheed Martin Corp	2.800	06/15/50	155,811
1,894,000		Lockheed Martin Corp	4.090	09/15/52	2,432,761
1,000,000		Masco Corp	4.450	04/01/25	1,142,808
200,000		Masco Corp	3.500	11/15/27	223,660
500,000		Masco Corp	2.000	10/01/30	499,276
700,000		Masco Corp	4.500	05/15/47	816,718
400,000		Northrop Grumman Corp	3.250	08/01/23	432,236
1,000,000		Northrop Grumman Corp	2.930	01/15/25	1,087,853
300,000		Northrop Grumman Corp	3.200	02/01/27	335,153
1,775,000		Northrop Grumman Corp	3.250	01/15/28	1,993,355
425,000		Northrop Grumman Corp	4.400	05/01/30	522,478
100,000		Northrop Grumman Corp	5.050	11/15/40	133,828
700,000		Northrop Grumman Corp	4.750	06/01/43	909,943
300,000		Northrop Grumman Corp	3.850	04/15/45	349,982
2,450,000		Northrop Grumman Corp	4.030	10/15/47	2,970,296
1,000,000		Northrop Grumman Corp	5.250	05/01/50	1,431,259
100,000		Oshkosh Corp	3.100	03/01/30	105,844
1,000,000		Otis Worldwide Corp	2.056	04/05/25	1,050,360
1,000,000		Otis Worldwide Corp	2.293	04/05/27	1,063,084
525,000		Otis Worldwide Corp	2.565	02/15/30	563,855
500,000		Otis Worldwide Corp	3.112	02/15/40	535,128
450,000		Otis Worldwide Corp	3.362	02/15/50	494,662
250,000		Parker-Hannifin Corp	3.500	09/15/22	264,300
200,000		Parker-Hannifin Corp	2.700	06/14/24	214,090
300,000		Parker-Hannifin Corp	3.300	11/21/24	329,034
650,000		Parker-Hannifin Corp	3.250	03/01/27	719,238
1,825,000		Parker-Hannifin Corp	3.250	06/14/29	2,042,651
200,000		Parker-Hannifin Corp	4.200	11/21/34	244,109
200,000		Parker-Hannifin Corp	4.450	11/21/44	244,761
750,000		Parker-Hannifin Corp	4.100	03/01/47	900,069
225,000		Parker-Hannifin Corp	4.000	06/14/49	269,990
1,150,000		Precision Castparts Corp	2.500	01/15/23	1,199,295
775,000		Precision Castparts Corp	3.250	06/15/25	858,371
400,000		Precision Castparts Corp	4.200	06/15/35	499,220
100,000		Precision Castparts Corp	3.900	01/15/43	115,414
1,000,000		Quanta Services, Inc	2.900	10/01/30	1,020,844
625,000	g	Raytheon Technologies Corp	2.800	03/15/22	644,364
3,875,000	g	Raytheon Technologies Corp	2.500	12/15/22	4,019,968
500,000	g	Raytheon Technologies Corp	3.200	03/15/24	536,653

16

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000	g	Raytheon Technologies Corp	3.150%	12/15/24	$324,025
1,325,000	g	Raytheon Technologies Corp	3.500	03/15/27	1,489,590
200,000	g	Raytheon Technologies Corp	7.200	08/15/27	270,066
1,500,000		Raytheon Technologies Corp	2.250	07/01/30	1,575,379
100,000	g	Raytheon Technologies Corp	4.700	12/15/41	123,082
125,000	g	Raytheon Technologies Corp	4.800	12/15/43	157,830
150,000	g	Raytheon Technologies Corp	4.200	12/15/44	169,672
700,000	g	Raytheon Technologies Corp	4.350	04/15/47	873,588
500,000		Raytheon Technologies Corp	3.125	07/01/50	533,590
400,000		Rockwell Automation, Inc	3.500	03/01/29	464,694
400,000		Rockwell Automation, Inc	4.200	03/01/49	524,747
200,000		Roper Technologies, Inc	3.000	12/15/20	200,604
550,000		Roper Technologies, Inc	2.800	12/15/21	563,898
500,000		Roper Technologies, Inc	3.650	09/15/23	543,398
500,000		Roper Technologies, Inc	2.350	09/15/24	528,749
750,000		Roper Technologies, Inc	1.000	09/15/25	751,883
1,100,000		Roper Technologies, Inc	3.800	12/15/26	1,269,195
750,000		Roper Technologies, Inc	1.400	09/15/27	757,197
300,000		Roper Technologies, Inc	4.200	09/15/28	357,924
500,000		Roper Technologies, Inc	2.950	09/15/29	550,015
475,000		Roper Technologies, Inc	2.000	06/30/30	484,209
750,000		Roper Technologies, Inc	1.750	02/15/31	748,128
200,000		Snap-on, Inc	3.250	03/01/27	220,216
200,000		Snap-on, Inc	4.100	03/01/48	243,151
500,000		Snap-on, Inc	3.100	05/01/50	521,705
250,000		Stanley Black & Decker, Inc	3.400	12/01/21	256,740
600,000		Stanley Black & Decker, Inc	2.900	11/01/22	629,883
500,000		Stanley Black & Decker, Inc	3.400	03/01/26	560,251
300,000		Stanley Black & Decker, Inc	4.250	11/15/28	364,349
1,000,000		Stanley Black & Decker, Inc	2.300	03/15/30	1,070,195
100,000		Stanley Black & Decker, Inc	5.200	09/01/40	136,422
425,000		Stanley Black & Decker, Inc	4.850	11/15/48	596,019
450,000		Stanley Black & Decker, Inc	4.000	03/15/60	467,696
150,000		Textron, Inc	4.000	03/15/26	165,079
500,000		Textron, Inc	3.650	03/15/27	545,555
100,000		Textron, Inc	3.375	03/01/28	107,920
750,000		Textron, Inc	3.900	09/17/29	840,898
500,000		Textron, Inc	3.000	06/01/30	526,272
300,000		Textron, Inc	2.450	03/15/31	296,830
250,000		Timken Co	3.875	09/01/24	265,970
200,000		Timken Co	4.500	12/15/28	221,597
100,000		Trimble, Inc	4.150	06/15/23	107,760
625,000		Trimble, Inc	4.900	06/15/28	737,147
52,000		United Technologies Corp	3.650	08/16/23	56,179
1,250,000		United Technologies Corp	3.950	08/16/25	1,421,022
725,000		United Technologies Corp	3.125	05/04/27	803,322
2,550,000		United Technologies Corp	4.125	11/16/28	3,017,713
250,000		United Technologies Corp	6.125	07/15/38	360,969
750,000		United Technologies Corp	4.450	11/16/38	922,021
200,000		United Technologies Corp	5.700	04/15/40	281,678
2,150,000		United Technologies Corp	4.500	06/01/42	2,709,323
1,650,000		United Technologies Corp	4.150	05/15/45	1,971,416
3,325,000		United Technologies Corp	4.625	11/16/48	4,323,411
200,000		Valmont Industries, Inc	5.000	10/01/44	220,621

17

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Valmont Industries, Inc	5.250%	10/01/54	$216,381
600,000		Wabtec Corp	4.400	03/15/24	651,515
300,000		Wabtec Corp	3.450	11/15/26	318,446
875,000		Wabtec Corp	4.950	09/15/28	1,021,396
500,000		Westinghouse Air Brake Technologies Corp	3.200	06/15/25	526,785
750,000		WW Grainger, Inc	1.850	02/15/25	785,433
800,000		WW Grainger, Inc	4.600	06/15/45	1,029,474
200,000		WW Grainger, Inc	3.750	05/15/46	224,869
125,000		WW Grainger, Inc	4.200	05/15/47	152,326
300,000		Xylem, Inc	4.875	10/01/21	313,116
775,000		Xylem, Inc	3.250	11/01/26	864,222
225,000		Xylem, Inc	1.950	01/30/28	234,297
150,000		Xylem, Inc	2.250	01/30/31	158,920
100,000		Xylem, Inc	4.375	11/01/46	117,563
		TOTAL CAPITAL GOODS			235,678,001

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
750,000		BayCare Health System, Inc	3.831	11/15/50	918,953
225,000	g	Daimler Finance North America LLC	3.650	02/22/24	244,306
925,000		Daimler Finance North America LLC	8.500	01/18/31	1,431,800
675,000		Equifax, Inc	2.300	06/01/21	682,842
200,000		Equifax, Inc	3.600	08/15/21	205,248
200,000		Equifax, Inc	3.300	12/15/22	209,822
200,000		Equifax, Inc	3.950	06/15/23	216,366
750,000		Equifax, Inc	2.600	12/01/24	800,448
125,000		Equifax, Inc	2.600	12/15/25	133,799
100,000		Equifax, Inc	3.100	05/15/30	108,873
600,000		IHS Markit Ltd	4.125	08/01/23	652,500
250,000		IHS Markit Ltd	3.625	05/01/24	270,225
100,000		IHS Markit Ltd	4.750	08/01/28	118,959
1,050,000		IHS Markit Ltd	4.250	05/01/29	1,218,084
500,000	g	Leidos, Inc	2.950	05/15/23	525,340
500,000	g	Leidos, Inc	3.625	05/15/25	554,575
100,000	g	Leidos, Inc	4.375	05/15/30	117,028
100,000		Partners Healthcare System, Inc	3.765	07/01/48	118,735
750,000		Partners Healthcare System, Inc	3.192	07/01/49	808,820
100,000		Partners Healthcare System, Inc	4.117	07/01/55	124,718
1,000,000		Partners Healthcare System, Inc	3.342	07/01/60	1,095,117
725,000		RELX Capital, Inc	3.500	03/16/23	771,020
625,000		RELX Capital, Inc	4.000	03/18/29	734,727
100,000		RELX Capital, Inc	3.000	05/22/30	109,352
250,000		Republic Services, Inc	3.550	06/01/22	260,799
750,000		Republic Services, Inc	3.200	03/15/25	824,716
900,000		Republic Services, Inc	2.900	07/01/26	995,059
100,000		Republic Services, Inc	3.375	11/15/27	113,492
500,000		Republic Services, Inc	2.300	03/01/30	530,626
1,000,000		Republic Services, Inc	1.450	02/15/31	985,423
1,000,000		Republic Services, Inc	3.050	03/01/50	1,047,385
300,000		Steelcase, Inc	5.125	01/18/29	336,072
600,000		Thomson Reuters Corp	4.300	11/23/23	656,896
1,200,000		Thomson Reuters Corp	3.350	05/15/26	1,319,540
145,000		Thomson Reuters Corp	5.850	04/15/40	194,197
200,000		Thomson Reuters Corp	5.650	11/23/43	260,404

18

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Verisk Analytics, Inc	5.800%	05/01/21	$205,998
500,000	Verisk Analytics, Inc	4.000	06/15/25	570,377
850,000	Verisk Analytics, Inc	4.125	03/15/29	1,001,814
300,000	Verisk Analytics, Inc	5.500	06/15/45	415,700
200,000	Verisk Analytics, Inc	3.625	05/15/50	227,532
750,000	Waste Connections, Inc	3.500	05/01/29	853,403
500,000	Waste Connections, Inc	2.600	02/01/30	537,394
500,000	Waste Connections, Inc	3.050	04/01/50	521,810
310,000	Waste Management, Inc	4.600	03/01/21	312,224
850,000	Waste Management, Inc	2.900	09/15/22	885,866
100,000	Waste Management, Inc	2.400	05/15/23	104,473
1,000,000	Waste Management, Inc	3.500	05/15/24	1,093,954
1,225,000	Waste Management, Inc	3.150	11/15/27	1,369,748
234,000	Waste Management, Inc	3.900	03/01/35	283,117
325,000	Waste Management, Inc	4.100	03/01/45	396,943
900,000	Waste Management, Inc	4.150	07/15/49	1,146,419
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			29,623,038

CONSUMER DURABLES & APPAREL - 0.1%
300,000	Coach, Inc	3.000	07/15/22	303,042
700,000	Coach, Inc	4.125	07/15/27	688,653
200,000	DR Horton, Inc	2.550	12/01/20	200,676
500,000	DR Horton, Inc	4.375	09/15/22	530,342
750,000	DR Horton, Inc	2.500	10/15/24	793,818
500,000	DR Horton, Inc	2.600	10/15/25	536,094
1,000,000	DR Horton, Inc	1.400	10/15/27	993,306
200,000	Hasbro, Inc	3.150	05/15/21	202,173
750,000	Hasbro, Inc	3.550	11/19/26	797,010
775,000	Hasbro, Inc	3.500	09/15/27	806,884
1,000,000	Hasbro, Inc	3.900	11/19/29	1,049,232
100,000	Hasbro, Inc	6.350	03/15/40	117,781
200,000	Hasbro, Inc	5.100	05/15/44	207,979
200,000	Leggett & Platt, Inc	3.400	08/15/22	208,133
475,000	Leggett & Platt, Inc	3.500	11/15/27	501,755
350,000	Leggett & Platt, Inc	4.400	03/15/29	387,999
100,000	Mohawk Industries, Inc	3.850	02/01/23	106,137
750,000	Mohawk Industries, Inc	3.625	05/15/30	821,062
300,000	NIKE, Inc	2.250	05/01/23	313,794
650,000	NIKE, Inc	2.375	11/01/26	706,093
300,000	NIKE, Inc	3.625	05/01/43	350,382
825,000	NIKE, Inc	3.875	11/01/45	1,025,306
200,000	NIKE, Inc	3.375	11/01/46	225,752
2,440,000	NIKE, Inc	3.375	03/27/50	2,819,984
150,000	NVR, Inc	3.950	09/15/22	158,462
1,000,000	NVR, Inc	3.000	05/15/30	1,079,116
1,000,000	Ralph Lauren Corp	1.700	06/15/22	1,017,929
200,000	Ralph Lauren Corp	3.750	09/15/25	224,345
1,000,000	Ralph Lauren Corp	2.950	06/15/30	1,043,364
300,000	VF Corp	2.050	04/23/22	307,540
400,000	VF Corp	2.400	04/23/25	424,218
1,000,000	VF Corp	2.800	04/23/27	1,091,789
200,000	VF Corp	2.950	04/23/30	217,598
150,000	Whirlpool Corp	4.700	06/01/22	159,353
100,000	Whirlpool Corp	3.700	03/01/23	106,694

19

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Whirlpool Corp	4.000%	03/01/24	$109,842
925,000	Whirlpool Corp	4.750	02/26/29	1,122,385
200,000	Whirlpool Corp	4.500	06/01/46	235,925
775,000	Whirlpool Corp	4.600	05/15/50	957,729
	TOTAL CONSUMER DURABLES & APPAREL			22,949,676

CONSUMER SERVICES - 0.5%
14,500,000	Anheuser-Busch Cos LLC	3.650	02/01/26	16,205,368
3,150,000	Anheuser-Busch Cos LLC	4.700	02/01/36	3,799,912
11,375,000	Anheuser-Busch Cos LLC	4.900	02/01/46	14,100,313
300,000	Board of Trustees of The Leland Stanford Junior University	3.647	05/01/48	368,843
100,000	Children’s Hospital Corp	4.115	01/01/47	124,319
1,000,000	Children’s Hospital Corp	2.585	02/01/50	981,046
500,000	Choice Hotels International, Inc	3.700	12/01/29	529,445
600,000	Cintas Corp No 2	2.900	04/01/22	620,625
675,000	Cintas Corp No 2	3.700	04/01/27	777,791
500,000	CommonSpirit Health	2.950	11/01/22	521,412
750,000	CommonSpirit Health	2.760	10/01/24	786,968
1,000,000	CommonSpirit Health	3.347	10/01/29	1,059,351
300,000	CommonSpirit Health	4.350	11/01/42	325,584
750,000	CommonSpirit Health	3.817	10/01/49	818,658
715,000	CommonSpirit Health	4.187	10/01/49	759,085
200,000	Darden Restaurants, Inc	3.850	05/01/27	211,679
300,000	Darden Restaurants, Inc	4.550	02/15/48	298,078
500,000	Emory University	2.143	09/01/30	523,565
500,000	Emory University	2.969	09/01/50	546,546
200,000	Hyatt Hotels Corp	3.375	07/15/23	204,886
100,000	Hyatt Hotels Corp	5.375	04/23/25	107,635
100,000	Hyatt Hotels Corp	4.850	03/15/26	107,562
200,000	Hyatt Hotels Corp	4.375	09/15/28	206,255
100,000	Hyatt Hotels Corp	5.750	04/23/30	114,757
750,000	Johns Hopkins University	2.813	01/01/60	792,517
1,000,000	Las Vegas Sands Corp	3.200	08/08/24	1,012,941
500,000	Las Vegas Sands Corp	2.900	06/25/25	498,296
625,000	Las Vegas Sands Corp	3.500	08/18/26	633,196
750,000	Las Vegas Sands Corp	3.900	08/08/29	750,218
500,000	Leland Stanford Junior University	1.289	06/01/27	507,335
1,000,000	Leland Stanford Junior University	2.413	06/01/50	1,009,232
300,000	Marriott International, Inc	2.875	03/01/21	301,863
200,000	Marriott International, Inc	3.125	10/15/21	202,710
300,000	Marriott International, Inc	4.150	12/01/23	315,501
300,000	Marriott International, Inc	3.600	04/15/24	308,455
125,000	Marriott International, Inc	5.750	05/01/25	139,374
1,250,000	Marriott International, Inc	4.000	04/15/28	1,278,471
300,000	Marriott International, Inc	4.650	12/01/28	319,971
400,000	Marriott International, Inc	4.625	06/15/30	428,039
1,500,000	Marriott International, Inc	3.500	10/15/32	1,478,728
1,000,000	Massachusetts Institute of Technology	2.294	07/01/51	997,907
750,000	Massachusetts Institute of Technology	5.600	07/01/11	1,292,802
200,000	Massachusetts Institute of Technology	4.678	07/01/14	287,993
300,000	Massachusetts Institute of Technology	3.885	07/01/16	376,456
650,000	McDonald’s Corp	3.350	04/01/23	693,944

20

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	McDonald’s Corp	1.450%	09/01/25	$154,436
2,950,000	McDonald’s Corp	3.700	01/30/26	3,358,990
300,000	McDonald’s Corp	3.500	03/01/27	339,553
775,000	McDonald’s Corp	3.800	04/01/28	901,231
1,250,000	McDonald’s Corp	2.625	09/01/29	1,355,772
500,000	McDonald’s Corp	2.125	03/01/30	519,915
2,225,000	McDonald’s Corp	4.700	12/09/35	2,842,759
250,000	McDonald’s Corp	6.300	10/15/37	372,869
100,000	McDonald’s Corp	6.300	03/01/38	149,283
250,000	McDonald’s Corp	4.600	05/26/45	309,501
1,275,000	McDonald’s Corp	4.875	12/09/45	1,651,987
725,000	McDonald’s Corp	4.450	03/01/47	898,521
625,000	McDonald’s Corp	4.450	09/01/48	775,692
1,825,000	McDonald’s Corp	3.625	09/01/49	2,038,533
1,350,000	McDonald’s Corp	4.200	04/01/50	1,639,326
750,000	Northeastern University	2.894	10/01/50	778,876
200,000	Northwestern University	3.868	12/01/48	247,112
750,000	Northwestern University	2.640	12/01/50	775,503
200,000	Northwestern University	3.662	12/01/57	248,988
1,000,000	President & Fellows of Harvard College	2.517	10/15/50	1,035,542
750,000	President and Fellows of Harvard College	3.619	10/01/37	908,691
200,000	President and Fellows of Harvard College	3.150	07/15/46	227,132
200,000	President and Fellows of Harvard College	3.300	07/15/56	241,851
1,250,000	Sands China Ltd	4.600	08/08/23	1,332,637
2,800,000	Sands China Ltd	5.125	08/08/25	3,054,716
1,100,000	Sands China Ltd	5.400	08/08/28	1,223,662
200,000	Starbucks Corp	2.100	02/04/21	200,931
200,000	Starbucks Corp	2.700	06/15/22	206,817
525,000	Starbucks Corp	3.850	10/01/23	571,613
175,000	Starbucks Corp	2.450	06/15/26	189,616
500,000	Starbucks Corp	2.000	03/12/27	528,630
750,000	Starbucks Corp	3.500	03/01/28	853,140
650,000	Starbucks Corp	4.000	11/15/28	765,095
750,000	Starbucks Corp	3.550	08/15/29	860,124
500,000	Starbucks Corp	2.250	03/12/30	518,917
1,500,000	Starbucks Corp	2.550	11/15/30	1,586,388
200,000	Starbucks Corp	4.300	06/15/45	235,049
200,000	Starbucks Corp	3.750	12/01/47	217,447
650,000	Starbucks Corp	4.500	11/15/48	793,213
1,000,000	Starbucks Corp	4.450	08/15/49	1,212,392
500,000	Starbucks Corp	3.350	03/12/50	511,874
1,000,000	Starbucks Corp	3.500	11/15/50	1,055,703
200,000	Trinity Acquisition plc	3.500	09/15/21	204,906
200,000	Trinity Acquisition plc	4.400	03/15/26	230,902
500,000	Trustees of Boston College	3.129	07/01/52	559,735
100,000	Trustees of Boston University	4.061	10/01/48	131,032
1,000,000	Trustees of Princeton University	2.516	07/01/50	1,046,048
200,000	Wesleyan University	4.781	07/01/16	255,229
500,000	Yale University	0.873	04/15/25	503,672
750,000	Yale University	1.482	04/15/30	758,407
750,000	Yale University	2.402	04/15/50	765,646
	TOTAL CONSUMER SERVICES			99,871,236
21

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
DIVERSIFIED FINANCIALS - 3.0%

$1,083,000	AerCap Ireland Capital DAC	5.000%	10/01/21	$1,116,231
300,000	AerCap Ireland Capital DAC	4.450	12/16/21	306,511
800,000	AerCap Ireland Capital DAC	3.950	02/01/22	809,901
200,000	AerCap Ireland Capital DAC	3.300	01/23/23	200,676
300,000	AerCap Ireland Capital DAC	4.125	07/03/23	306,088
1,500,000	AerCap Ireland Capital DAC	4.500	09/15/23	1,545,355
600,000	AerCap Ireland Capital DAC	4.875	01/16/24	621,284
1,000,000	AerCap Ireland Capital DAC	3.150	02/15/24	991,586
750,000	AerCap Ireland Capital DAC	2.875	08/14/24	722,157
1,675,000	AerCap Ireland Capital DAC	3.500	01/15/25	1,631,356
300,000	AerCap Ireland Capital DAC	4.450	10/01/25	300,929
500,000	AerCap Ireland Capital DAC	4.450	04/03/26	497,962
250,000	AerCap Ireland Capital DAC	3.650	07/21/27	228,887
1,000,000	AerCap Ireland Capital DAC	4.625	10/15/27	969,822
200,000	AerCap Ireland Capital DAC	3.875	01/23/28	184,251
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	220,314
1,000,000	Affiliated Managers Group, Inc	3.300	06/15/30	1,068,582
20,000	Ahold Finance USA LLC	6.875	05/01/29	28,297
1,000,000	Ally Financial, Inc	4.125	02/13/22	1,037,501
1,000,000	Ally Financial, Inc	3.050	06/05/23	1,039,054
1,000,000	Ally Financial, Inc	1.450	10/02/23	997,508
500,000	Ally Financial, Inc	5.800	05/01/25	575,696
2,000,000	Ally Financial, Inc	8.000	11/01/31	2,736,458
200,000	American Express Co	3.700	11/05/21	206,557
1,050,000	American Express Co	2.500	08/01/22	1,087,292
175,000	American Express Co	2.650	12/02/22	183,315
5,000,000	American Express Co	3.400	02/27/23	5,322,535
2,000,000	American Express Co	3.700	08/03/23	2,166,354
750,000	American Express Co	3.000	10/30/24	813,558
1,000,000	American Express Co	4.200	11/06/25	1,157,585
2,500,000	American Express Co	3.125	05/20/26	2,787,143
525,000	American Express Co	4.050	12/03/42	659,782
1,050,000	American Express Credit Corp	2.700	03/03/22	1,083,156
450,000	American Honda Finance Corp	1.650	07/12/21	454,580
375,000	American Honda Finance Corp	1.700	09/09/21	379,453
950,000	American Honda Finance Corp	3.375	12/10/21	982,567
1,000,000	American Honda Finance Corp	1.950	05/20/22	1,024,746
325,000	American Honda Finance Corp	1.994	01/10/23	335,930
1,250,000	American Honda Finance Corp	0.875	07/07/23	1,260,193
300,000	American Honda Finance Corp	3.450	07/14/23	323,411
750,000	American Honda Finance Corp	0.650	09/08/23	749,739
500,000	American Honda Finance Corp	3.625	10/10/23	544,512
300,000	American Honda Finance Corp	3.550	01/12/24	327,299
200,000	American Honda Finance Corp	2.900	02/16/24	213,927
1,000,000	American Honda Finance Corp	2.400	06/27/24	1,058,659
500,000	American Honda Finance Corp	2.150	09/10/24	526,057
1,000,000	American Honda Finance Corp	1.200	07/08/25	1,007,280
750,000	American Honda Finance Corp	1.000	09/10/25	748,721
100,000	American Honda Finance Corp	2.300	09/09/26	106,616
1,000,000	American Honda Finance Corp	2.350	01/08/27	1,067,329
500,000	American Honda Finance Corp	3.500	02/15/28	566,979
150,000	Ameriprise Financial, Inc	3.000	03/22/22	155,640
875,000	Ameriprise Financial, Inc	4.000	10/15/23	966,684

22

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Ameriprise Financial, Inc	3.700%	10/15/24	$334,731
125,000		Ameriprise Financial, Inc	3.000	04/02/25	136,700
200,000		Ameriprise Financial, Inc	2.875	09/15/26	219,647
1,000,000		Andrew W Mellon Foundation	0.947	08/01/27	1,000,224
200,000		Ares Capital Corp	3.625	01/19/22	205,783
600,000		Ares Capital Corp	3.500	02/10/23	615,827
850,000		Ares Capital Corp	4.200	06/10/24	885,303
500,000		Ares Capital Corp	4.250	03/01/25	518,342
500,000		Ares Capital Corp	3.250	07/15/25	496,792
1,200,000		Ares Capital Corp	3.875	01/15/26	1,223,766
750,000		Australia & New Zealand Banking Group Ltd	2.550	11/23/21	769,560
300,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	311,351
550,000		Australia & New Zealand Banking Group Ltd	2.625	11/09/22	576,521
1,000,000		Australia & New Zealand Banking Group Ltd	2.050	11/21/22	1,034,799
525,000		Australia & New Zealand Banking Group Ltd	3.700	11/16/25	599,608
350,000		AXA Equitable Holdings, Inc	3.900	04/20/23	376,078
1,375,000		AXA Equitable Holdings, Inc	4.350	04/20/28	1,565,638
975,000		AXA Equitable Holdings, Inc	5.000	04/20/48	1,150,161
1,500,000		Bank of Montreal	2.900	03/26/22	1,556,153
850,000		Bank of Montreal	2.350	09/11/22	883,544
1,000,000		Bank of Montreal	2.050	11/01/22	1,034,219
350,000		Bank of Montreal	2.550	11/06/22	365,554
1,425,000		Bank of Montreal	3.300	02/05/24	1,543,545
1,000,000		Bank of Montreal	2.500	06/28/24	1,062,949
750,000		Bank of Montreal	1.850	05/01/25	782,102
750,000		Bank of Montreal	4.338	10/05/28	807,226
425,000		Bank of Montreal	3.803	12/15/32	473,452
750,000		Bank of Montreal	4.800	N/A‡	759,375
500,000		Bank of New York Mellon Corp	3.550	09/23/21	514,468
925,000		Bank of New York Mellon Corp	2.600	02/07/22	951,723
375,000		Bank of New York Mellon Corp	1.950	08/23/22	386,453
750,000		Bank of New York Mellon Corp	1.850	01/27/23	773,815
2,625,000		Bank of New York Mellon Corp	2.950	01/29/23	2,764,937
1,025,000		Bank of New York Mellon Corp	3.500	04/28/23	1,104,817
825,000		Bank of New York Mellon Corp	2.200	08/16/23	865,708
350,000		Bank of New York Mellon Corp	3.650	02/04/24	384,042
800,000		Bank of New York Mellon Corp	3.250	09/11/24	876,973
1,750,000		Bank of New York Mellon Corp	2.100	10/24/24	1,852,465
500,000		Bank of New York Mellon Corp	3.000	02/24/25	548,154
725,000		Bank of New York Mellon Corp	1.600	04/24/25	752,658
500,000		Bank of New York Mellon Corp	2.800	05/04/26	553,038
500,000		Bank of New York Mellon Corp	2.450	08/17/26	546,597
800,000		Bank of New York Mellon Corp	3.250	05/16/27	908,793
1,000,000		Bank of New York Mellon Corp	3.400	01/29/28	1,155,763
600,000		Bank of New York Mellon Corp	3.850	04/28/28	724,612
400,000		Bank of New York Mellon Corp	3.300	08/23/29	458,240
1,325,000		Berkshire Hathaway, Inc	2.750	03/15/23	1,395,662
2,400,000		Berkshire Hathaway, Inc	3.125	03/15/26	2,678,716
800,000		Berkshire Hathaway, Inc	4.500	02/11/43	1,053,485
250,000		BGC Partners, Inc	5.375	07/24/23	265,486
500,000		BGC Partners, Inc	3.750	10/01/24	501,953
750,000	g	BGC Partners, Inc	4.375	12/15/25	765,000
5,325,000		BlackRock, Inc	3.375	06/01/22	5,590,908
500,000		BlackRock, Inc	3.500	03/18/24	550,919

23

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$850,000	BlackRock, Inc	3.250%	04/30/29	$982,122
450,000	BlackRock, Inc	1.900	01/28/31	466,621
200,000	Block Financial LLC	5.500	11/01/22	213,485
200,000	Block Financial LLC	5.250	10/01/25	223,932
750,000	Block Financial LLC	3.875	08/15/30	753,393
300,000	Brookfield Asset Management, Inc	4.000	01/15/25	336,405
1,000,000	Brookfield Finance LLC	3.450	04/15/50	982,368
550,000	Brookfield Finance, Inc	4.000	04/01/24	605,154
200,000	Brookfield Finance, Inc	4.250	06/02/26	229,181
300,000	Brookfield Finance, Inc	3.900	01/25/28	333,910
600,000	Brookfield Finance, Inc	4.850	03/29/29	713,976
300,000	Brookfield Finance, Inc	4.350	04/15/30	349,141
725,000	Brookfield Finance, Inc	4.700	09/20/47	845,586
1,000,000	Brookfield Finance, Inc	3.500	03/30/51	978,477
275,000	Capital One Bank USA NA	3.375	02/15/23	290,617
2,250,000	Capital One Financial Corp	3.050	03/09/22	2,324,165
1,925,000	Capital One Financial Corp	3.200	01/30/23	2,032,069
500,000	Capital One Financial Corp	2.600	05/11/23	523,228
150,000	Capital One Financial Corp	3.500	06/15/23	160,465
300,000	Capital One Financial Corp	3.900	01/29/24	326,497
750,000	Capital One Financial Corp	3.300	10/30/24	812,757
125,000	Capital One Financial Corp	3.200	02/05/25	135,016
625,000	Capital One Financial Corp	4.250	04/30/25	708,919
850,000	Capital One Financial Corp	4.200	10/29/25	942,155
700,000	Capital One Financial Corp	3.750	07/28/26	760,975
1,075,000	Capital One Financial Corp	3.750	03/09/27	1,193,062
1,000,000	Capital One Financial Corp	3.650	05/11/27	1,103,171
2,700,000	Capital One Financial Corp	3.800	01/31/28	3,015,982
450,000	CBOE Holdings, Inc	3.650	01/12/27	511,446
500,000	Celanese US Holdings LLC	4.625	11/15/22	537,692
200,000	Celanese US Holdings LLC	3.500	05/08/24	215,230
425,000	Charles Schwab Corp	2.650	01/25/23	445,581
300,000	Charles Schwab Corp	3.550	02/01/24	327,683
200,000	Charles Schwab Corp	3.000	03/10/25	218,692
1,250,000	Charles Schwab Corp	3.850	05/21/25	1,416,024
500,000	Charles Schwab Corp	3.200	03/02/27	560,281
200,000	Charles Schwab Corp	3.200	01/25/28	224,963
300,000	Charles Schwab Corp	4.000	02/01/29	359,724
1,000,000	Charles Schwab Corp	3.250	05/22/29	1,148,287
350,000	CME Group, Inc	3.000	09/15/22	367,481
475,000	CME Group, Inc	3.000	03/15/25	519,744
500,000	CME Group, Inc	3.750	06/15/28	585,196
400,000	CME Group, Inc	5.300	09/15/43	592,895
500,000	CME Group, Inc	4.150	06/15/48	662,527
2,000,000	Credit Suisse AG.	2.100	11/12/21	2,037,656
2,000,000	Credit Suisse AG.	1.000	05/05/23	2,020,760
2,900,000	Credit Suisse AG.	3.625	09/09/24	3,209,806
500,000	Credit Suisse AG.	2.950	04/09/25	545,770
1,275,000	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	1,371,111
2,300,000	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	2,548,147
2,750,000	Credit Suisse Group Funding Guernsey Ltd	4.550	04/17/26	3,204,097
1,250,000	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	1,642,360
2,000,000	Deutsche Bank AG.	3.150	01/22/21	2,012,187

24

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Deutsche Bank AG.	4.250%	02/04/21	$505,307
500,000	Deutsche Bank AG.	3.375	05/12/21	506,680
400,000	Deutsche Bank AG.	3.300	11/16/22	413,628
750,000	Deutsche Bank AG.	3.950	02/27/23	787,721
525,000	Deutsche Bank AG.	3.700	05/30/24	549,977
1,000,000	Deutsche Bank AG.	2.222	09/18/24	1,006,564
1,000,000	Deutsche Bank AG.	3.961	11/26/25	1,062,719
1,800,000	Deutsche Bank AG.	4.100	01/13/26	1,907,941
825,000	Deutsche Bank AG.	3.547	09/18/31	829,025
2,575,000	Diageo Investment Corp	2.875	05/11/22	2,676,387
100,000	Diageo Investment Corp	4.250	05/11/42	123,455
100,000	Discover Financial Services	5.200	04/27/22	106,744
700,000	Discover Financial Services	3.950	11/06/24	770,108
200,000	Discover Financial Services	4.500	01/30/26	228,136
350,000	Discover Financial Services	4.100	02/09/27	387,965
475,000	E*TRADE Financial Corp	2.950	08/24/22	494,829
200,000	E*TRADE Financial Corp	3.800	08/24/27	224,726
300,000	E*TRADE Financial Corp	4.500	06/20/28	351,615
300,000	Eaton Vance Corp	3.625	06/15/23	321,737
200,000	Eaton Vance Corp	3.500	04/06/27	222,802
750,000	Ford Foundation	2.415	06/01/50	768,430
525,000	Ford Foundation	2.815	06/01/70	545,886
150,000	Franklin Resources, Inc	2.800	09/15/22	156,622
200,000	Franklin Resources, Inc	2.850	03/30/25	218,651
750,000	FS KKR Capital Corp	4.125	02/01/25	745,158
2,852,000	GE Capital International Funding Co	2.342	11/15/20	2,858,382
5,768,000	GE Capital International Funding Co	3.373	11/15/25	6,151,204
8,444,000	GE Capital International Funding Co	4.418	11/15/35	8,923,969
2,000,000	General Motors Financial Co, Inc	3.550	04/09/21	2,027,381
875,000	General Motors Financial Co, Inc	3.200	07/06/21	888,231
575,000	General Motors Financial Co, Inc	4.200	11/06/21	593,696
1,000,000	General Motors Financial Co, Inc	3.450	01/14/22	1,025,567
2,700,000	General Motors Financial Co, Inc	3.450	04/10/22	2,775,791
525,000	General Motors Financial Co, Inc	3.150	06/30/22	539,272
850,000	General Motors Financial Co, Inc	3.550	07/08/22	879,032
300,000	General Motors Financial Co, Inc	3.250	01/05/23	310,029
1,125,000	General Motors Financial Co, Inc	3.700	05/09/23	1,175,546
725,000	General Motors Financial Co, Inc	4.150	06/19/23	768,430
650,000	General Motors Financial Co, Inc	5.100	01/17/24	710,845
725,000	General Motors Financial Co, Inc	3.950	04/13/24	766,974
1,500,000	General Motors Financial Co, Inc	3.500	11/07/24	1,575,547
125,000	General Motors Financial Co, Inc	4.000	01/15/25	133,570
1,000,000	General Motors Financial Co, Inc	2.900	02/26/25	1,030,244
5,175,000	General Motors Financial Co, Inc	4.350	04/09/25	5,612,906
500,000	General Motors Financial Co, Inc	2.750	06/20/25	512,160
450,000	General Motors Financial Co, Inc	4.300	07/13/25	489,637
275,000	General Motors Financial Co, Inc	5.250	03/01/26	309,324
525,000	General Motors Financial Co, Inc	4.000	10/06/26	563,384
1,400,000	General Motors Financial Co, Inc	4.350	01/17/27	1,520,546
1,000,000	General Motors Financial Co, Inc	2.700	08/20/27	995,445
1,100,000	General Motors Financial Co, Inc	3.850	01/05/28	1,161,757
2,400,000	General Motors Financial Co, Inc	5.650	01/17/29	2,801,681
1,500,000	General Motors Financial Co, Inc	3.600	06/21/30	1,546,567
500,000	Goldman Sachs BDC, Inc	3.750	02/10/25	524,815

25

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,300,000	Goldman Sachs Group, Inc	5.250%	07/27/21	$1,350,677
675,000	Goldman Sachs Group, Inc	2.350	11/15/21	676,544
5,625,000	Goldman Sachs Group, Inc	5.750	01/24/22	6,004,309
1,350,000	Goldman Sachs Group, Inc	3.000	04/26/22	1,369,468
2,275,000	Goldman Sachs Group, Inc	3.625	01/22/23	2,431,728
5,425,000	Goldman Sachs Group, Inc	3.200	02/23/23	5,742,703
2,575,000	Goldman Sachs Group, Inc	3.625	02/20/24	2,796,080
2,025,000	Goldman Sachs Group, Inc	4.000	03/03/24	2,226,921
425,000	Goldman Sachs Group, Inc	3.850	07/08/24	466,895
600,000	Goldman Sachs Group, Inc	3.500	01/23/25	658,203
250,000	Goldman Sachs Group, Inc	3.500	04/01/25	275,837
1,100,000	Goldman Sachs Group, Inc	3.750	05/22/25	1,222,307
2,375,000	Goldman Sachs Group, Inc	3.272	09/29/25	2,570,839
575,000	Goldman Sachs Group, Inc	4.250	10/21/25	653,252
1,125,000	Goldman Sachs Group, Inc	3.750	02/25/26	1,265,916
425,000	Goldman Sachs Group, Inc	3.500	11/16/26	469,620
125,000	Goldman Sachs Group, Inc	5.950	01/15/27	153,853
3,950,000	Goldman Sachs Group, Inc	3.850	01/26/27	4,438,291
4,475,000	Goldman Sachs Group, Inc	3.691	06/05/28	5,017,098
8,525,000	Goldman Sachs Group, Inc	3.814	04/23/29	9,703,138
550,000	Goldman Sachs Group, Inc	4.223	05/01/29	640,572
2,500,000	Goldman Sachs Group, Inc	2.600	02/07/30	2,637,942
900,000	Goldman Sachs Group, Inc	6.750	10/01/37	1,302,260
925,000	Goldman Sachs Group, Inc	4.017	10/31/38	1,077,426
4,525,000	Goldman Sachs Group, Inc	4.411	04/23/39	5,507,918
2,475,000	Goldman Sachs Group, Inc	6.250	02/01/41	3,694,564
1,225,000	Goldman Sachs Group, Inc	4.800	07/08/44	1,600,188
1,650,000	Goldman Sachs Group, Inc	5.150	05/22/45	2,143,829
200,000	Goldman Sachs Group, Inc	4.750	10/21/45	262,566
300,000	Intercontinental Exchange, Inc	2.350	09/15/22	310,460
1,000,000	Intercontinental Exchange, Inc	0.700	06/15/23	1,002,396
300,000	Intercontinental Exchange, Inc	3.450	09/21/23	324,686
350,000	Intercontinental Exchange, Inc	4.000	10/15/23	383,951
825,000	Intercontinental Exchange, Inc	3.750	12/01/25	931,588
1,000,000	Intercontinental Exchange, Inc	3.100	09/15/27	1,104,676
500,000	Intercontinental Exchange, Inc	3.750	09/21/28	578,320
1,500,000	Intercontinental Exchange, Inc	2.100	06/15/30	1,550,238
1,000,000	Intercontinental Exchange, Inc	1.850	09/15/32	994,761
775,000	Intercontinental Exchange, Inc	2.650	09/15/40	771,075
575,000	Intercontinental Exchange, Inc	4.250	09/21/48	712,985
1,000,000	Intercontinental Exchange, Inc	3.000	06/15/50	1,048,453
1,000,000	Intercontinental Exchange, Inc	3.000	09/15/60	1,010,780
600,000	International Lease Finance Corp	5.875	08/15/22	641,996
125,000	Invesco Finance plc	3.125	11/30/22	131,789
200,000	Invesco Finance plc	4.000	01/30/24	218,646
800,000	Invesco Finance plc	3.750	01/15/26	899,072
200,000	Invesco Finance plc	5.375	11/30/43	248,901
300,000	Janus Capital Group, Inc	4.875	08/01/25	343,302
500,000	Jefferies Group LLC	6.875	04/15/21	516,194
1,000,000	Jefferies Group LLC	4.850	01/15/27	1,135,760
600,000	Jefferies Group LLC	6.450	06/08/27	731,137
1,000,000	Jefferies Group LLC	4.150	01/23/30	1,125,986
1,000,000	Jefferies Group LLC	2.750	10/15/32	989,680

26

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$150,000		Lazard Group LLC	3.750%	02/13/25	$162,564
200,000		Lazard Group LLC	3.625	03/01/27	215,918
325,000		Lazard Group LLC	4.500	09/19/28	375,756
425,000		Lazard Group LLC	4.375	03/11/29	487,579
400,000		Legg Mason, Inc	5.625	01/15/44	552,812
200,000		Moody’s Corp	2.625	01/15/23	209,076
1,200,000		Moody’s Corp	3.250	01/15/28	1,357,401
300,000		Moody’s Corp	4.250	02/01/29	359,103
200,000		Moody’s Corp	5.250	07/15/44	273,597
300,000		Moody’s Corp	4.875	12/17/48	398,531
750,000		Moody’s Corp	3.250	05/20/50	801,005
4,275,000		Morgan Stanley	2.750	05/19/22	4,430,157
2,850,000		Morgan Stanley	4.875	11/01/22	3,081,074
475,000		Morgan Stanley	3.750	02/25/23	509,853
3,175,000		Morgan Stanley	4.100	05/22/23	3,431,717
5,350,000		Morgan Stanley	3.737	04/24/24	5,757,115
4,092,000		Morgan Stanley	3.700	10/23/24	4,535,371
1,025,000		Morgan Stanley	2.720	07/22/25	1,088,816
500,000		Morgan Stanley	4.000	07/23/25	564,177
950,000		Morgan Stanley	5.000	11/24/25	1,114,317
575,000		Morgan Stanley	3.875	01/27/26	655,365
500,000		Morgan Stanley	3.125	07/27/26	551,963
400,000		Morgan Stanley	4.350	09/08/26	462,340
2,750,000		Morgan Stanley	3.625	01/20/27	3,106,443
1,975,000		Morgan Stanley	3.950	04/23/27	2,231,185
1,575,000		Morgan Stanley	3.591	07/22/28	1,770,500
4,850,000		Morgan Stanley	3.772	01/24/29	5,522,894
3,475,000		Morgan Stanley	4.431	01/23/30	4,156,555
5,000,000		Morgan Stanley	2.699	01/22/31	5,338,000
500,000		Morgan Stanley	3.622	04/01/31	570,899
150,000		Morgan Stanley	7.250	04/01/32	225,781
725,000		Morgan Stanley	3.971	07/22/38	857,741
2,675,000		Morgan Stanley	4.457	04/22/39	3,337,083
275,000		Morgan Stanley	6.375	07/24/42	427,814
175,000		Morgan Stanley	4.300	01/27/45	221,757
3,200,000		Morgan Stanley	4.375	01/22/47	4,126,076
900,000		Morgan Stanley	5.597	03/24/51	1,354,246
250,000		NASDAQ, Inc	4.250	06/01/24	279,090
400,000		NASDAQ, Inc	3.850	06/30/26	454,665
500,000		NASDAQ, Inc	3.250	04/28/50	520,936
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	360,174
500,000		National Rural Utilities Cooperative Finance Corp	2.400	04/25/22	514,899
500,000		National Rural Utilities Cooperative Finance Corp	2.300	09/15/22	517,771
200,000		National Rural Utilities Cooperative Finance Corp	2.700	02/15/23	209,706
200,000		National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	216,447
300,000		National Rural Utilities Cooperative Finance Corp	2.950	02/07/24	322,381
400,000		National Rural Utilities Cooperative Finance Corp	2.850	01/27/25	435,459
200,000		National Rural Utilities Cooperative Finance Corp	3.250	11/01/25	223,479
1,000,000		National Rural Utilities Cooperative Finance Corp	3.400	02/07/28	1,153,038
200,000		National Rural Utilities Cooperative Finance Corp	3.900	11/01/28	237,873
300,000		National Rural Utilities Cooperative Finance Corp	3.700	03/15/29	352,004
1,000,000		National Rural Utilities Cooperative Finance Corp	2.400	03/15/30	1,089,519
1,000,000	h	National Rural Utilities Cooperative Finance Corp	1.350	03/15/31	994,943
500,000		National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	515,016

27

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	National Rural Utilities Cooperative Finance Corp	5.250%	04/20/46	$216,150
200,000	National Rural Utilities Cooperative Finance Corp	4.400	11/01/48	261,683
550,000	National Rural Utilities Cooperative Finance Corp	4.300	03/15/49	712,824
300,000	Navient Solutions LLC	0.000	10/03/22	294,737
1,500,000	Nomura Holdings, Inc	2.648	01/16/25	1,579,292
1,000,000	Nomura Holdings, Inc	1.851	07/16/25	1,018,053
1,500,000	Nomura Holdings, Inc	3.103	01/16/30	1,591,853
500,000	Nomura Holdings, Inc	2.679	07/16/30	514,624
350,000	Northern Trust Corp	2.375	08/02/22	363,131
625,000	Northern Trust Corp	3.950	10/30/25	723,730
500,000	Northern Trust Corp	3.650	08/03/28	590,717
500,000	Northern Trust Corp	3.150	05/03/29	569,868
700,000	Northern Trust Corp	1.950	05/01/30	728,205
100,000	Northern Trust Corp	3.375	05/08/32	109,309
375,000	Oesterreichische Kontrollbank AG.	2.875	09/07/21	384,127
500,000	Oesterreichische Kontrollbank AG.	2.375	10/01/21	510,534
750,000	Oesterreichische Kontrollbank AG.	2.625	01/31/22	773,531
1,200,000	Oesterreichische Kontrollbank AG.	1.625	09/17/22	1,231,515
750,000	Oesterreichische Kontrollbank AG.	2.875	03/13/23	796,975
1,350,000	Oesterreichische Kontrollbank AG.	3.125	11/07/23	1,466,098
1,500,000	Oesterreichische Kontrollbank AG.	1.500	02/12/25	1,571,310
2,000,000	Oesterreichische Kontrollbank AG.	0.375	09/17/25	1,991,138
475,000	ORIX Corp	2.900	07/18/22	491,699
500,000	ORIX Corp	4.050	01/16/24	547,485
500,000	ORIX Corp	3.250	12/04/24	541,984
200,000	ORIX Corp	3.700	07/18/27	225,630
500,000	Owl Rock Capital Corp	4.000	03/30/25	504,500
500,000	Owl Rock Capital Corp	3.750	07/22/25	498,352
1,000,000	Owl Rock Capital Corp	4.250	01/15/26	1,012,808
300,000	PACCAR Financial Corp	2.850	03/01/22	310,497
750,000	PACCAR Financial Corp	2.650	05/10/22	777,242
200,000	PACCAR Financial Corp	2.000	09/26/22	206,198
500,000	PACCAR Financial Corp	2.650	04/06/23	527,052
500,000	PACCAR Financial Corp	0.800	06/08/23	503,501
200,000	PACCAR Financial Corp	3.400	08/09/23	215,773
2,000,000	PACCAR Financial Corp	0.350	08/11/23	1,996,964
300,000	PACCAR Financial Corp	2.150	08/15/24	316,921
600,000	Raymond James Financial, Inc	3.625	09/15/26	691,421
425,000	Raymond James Financial, Inc	4.950	07/15/46	548,530
300,000	S&P Global, Inc	4.000	06/15/25	343,584
500,000	S&P Global, Inc	2.500	12/01/29	544,187
500,000	S&P Global, Inc	1.250	08/15/30	491,551
500,000	S&P Global, Inc	3.250	12/01/49	569,914
500,000	S&P Global, Inc	2.300	08/15/60	447,757
436,000	Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	443,870
3,125,000	Shire Acquisitions Investments Ireland DAC	2.875	09/23/23	3,316,980
1,400,000	Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	1,556,304
500,000	State Street Corp	2.653	05/15/23	517,643
2,150,000	State Street Corp	3.100	05/15/23	2,291,732
300,000	State Street Corp	3.776	12/03/24	328,343
750,000	State Street Corp	3.300	12/16/24	830,482
375,000	State Street Corp	3.550	08/18/25	424,810
1,000,000	State Street Corp	2.354	11/01/25	1,058,317

28

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000	g	State Street Corp	2.901%	03/30/26	$543,381
650,000		State Street Corp	2.650	05/19/26	711,637
300,000		State Street Corp	4.141	12/03/29	363,191
750,000		State Street Corp	2.400	01/24/30	817,054
500,000		State Street Corp	3.031	11/01/34	544,657
200,000		Stifel Financial Corp	3.500	12/01/20	200,670
100,000		Stifel Financial Corp	4.250	07/18/24	112,351
550,000		Synchrony Financial	2.850	07/25/22	566,499
500,000		Synchrony Financial	4.375	03/19/24	541,042
250,000		Synchrony Financial	4.250	08/15/24	271,619
600,000		Synchrony Financial	4.500	07/23/25	662,207
300,000		Synchrony Financial	3.700	08/04/26	319,696
900,000		Synchrony Financial	3.950	12/01/27	968,027
500,000		Synchrony Financial	5.150	03/19/29	577,671
300,000		Syngenta Finance NV	3.125	03/28/22	305,460
425,000		TD Ameritrade Holding Corp	2.950	04/01/22	439,321
300,000		TD Ameritrade Holding Corp	3.750	04/01/24	331,096
350,000		TD Ameritrade Holding Corp	3.625	04/01/25	392,483
525,000		TD Ameritrade Holding Corp	3.300	04/01/27	589,057
500,000		TD Ameritrade Holding Corp	2.750	10/01/29	553,308
500,000		Toyota Motor Credit Corp	3.400	09/15/21	514,580
1,000,000		Toyota Motor Credit Corp	1.800	10/07/21	1,014,248
1,750,000		Toyota Motor Credit Corp	2.600	01/11/22	1,801,354
300,000		Toyota Motor Credit Corp	2.800	07/13/22	312,836
2,250,000		Toyota Motor Credit Corp	0.450	07/22/22	2,254,587
500,000		Toyota Motor Credit Corp	2.150	09/08/22	517,140
500,000		Toyota Motor Credit Corp	2.700	01/11/23	524,475
1,000,000		Toyota Motor Credit Corp	0.500	08/14/23	1,000,241
500,000		Toyota Motor Credit Corp	3.450	09/20/23	542,800
400,000		Toyota Motor Credit Corp	3.350	01/08/24	434,604
1,000,000		Toyota Motor Credit Corp	2.000	10/07/24	1,046,952
3,000,000		Toyota Motor Credit Corp	1.800	02/13/25	3,133,689
1,500,000		Toyota Motor Credit Corp	3.400	04/14/25	1,669,814
1,000,000		Toyota Motor Credit Corp	1.150	08/13/27	998,360
300,000		Toyota Motor Credit Corp	3.050	01/11/28	336,255
400,000		Toyota Motor Credit Corp	3.650	01/08/29	468,595
650,000		Toyota Motor Credit Corp	2.150	02/13/30	684,573
225,000		Toyota Motor Credit Corp	3.375	04/01/30	259,069
300,000		Unilever Capital Corp	1.375	07/28/21	302,725
625,000		Unilever Capital Corp	3.000	03/07/22	648,852
625,000		Unilever Capital Corp	2.200	05/05/22	642,747
500,000		Unilever Capital Corp	3.125	03/22/23	533,405
750,000		Unilever Capital Corp	0.375	09/14/23	751,302
300,000		Unilever Capital Corp	3.250	03/07/24	326,493
1,100,000		Unilever Capital Corp	2.600	05/05/24	1,178,004
500,000		Unilever Capital Corp	3.375	03/22/25	558,637
450,000		Unilever Capital Corp	3.100	07/30/25	501,023
225,000		Unilever Capital Corp	2.000	07/28/26	240,478
800,000		Unilever Capital Corp	2.900	05/05/27	892,172
1,150,000		Unilever Capital Corp	3.500	03/22/28	1,334,485
1,000,000		Unilever Capital Corp	2.125	09/06/29	1,057,439
175,000		Unilever Capital Corp	1.375	09/14/30	176,104
430,000		Unilever Capital Corp	5.900	11/15/32	632,240
200,000		Voya Financial, Inc	3.125	07/15/24	215,606

29

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$550,000	Voya Financial, Inc	3.650%	06/15/26	$623,183
200,000	Voya Financial, Inc	5.700	07/15/43	267,877
200,000	Voya Financial, Inc	4.800	06/15/46	243,496
450,000	Wells Fargo & Co	2.550	12/07/20	451,818
1,900,000	Wells Fargo & Co	2.625	07/22/22	1,970,973
1,375,000	Wells Fargo & Co	3.450	02/13/23	1,457,146
800,000	Wells Fargo & Co	4.125	08/15/23	871,460
334,000	Wells Fargo & Co	4.480	01/16/24	370,102
1,350,000	Wells Fargo & Co	3.750	01/24/24	1,466,591
825,000	Wells Fargo & Co	1.654	06/02/24	840,164
2,700,000	Wells Fargo & Co	3.300	09/09/24	2,943,482
4,100,000	Wells Fargo & Co	3.000	02/19/25	4,424,145
1,125,000	Wells Fargo & Co	3.550	09/29/25	1,250,865
2,000,000	Wells Fargo & Co	2.406	10/30/25	2,095,387
1,500,000	Wells Fargo & Co	2.164	02/11/26	1,557,051
3,350,000	Wells Fargo & Co	3.000	04/22/26	3,643,707
1,000,000	Wells Fargo & Co	2.188	04/30/26	1,038,564
1,250,000	Wells Fargo & Co	4.100	06/03/26	1,407,364
2,575,000	Wells Fargo & Co	3.000	10/23/26	2,810,814
1,500,000	Wells Fargo & Co	3.196	06/17/27	1,628,177
1,200,000	Wells Fargo & Co	4.300	07/22/27	1,372,144
3,625,000	Wells Fargo & Co	3.584	05/22/28	4,055,985
2,000,000	Wells Fargo & Co	2.393	06/02/28	2,085,761
6,175,000	Wells Fargo & Co	4.150	01/24/29	7,255,687
3,950,000	Wells Fargo & Co	2.879	10/30/30	4,213,113
3,000,000	Wells Fargo & Co	2.572	02/11/31	3,136,643
5,000,000	Wells Fargo & Co	4.478	04/04/31	6,060,183
264,000	Wells Fargo & Co	5.375	02/07/35	360,933
7,025,000	Wells Fargo & Co	3.068	04/30/41	7,288,768
1,050,000	Wells Fargo & Co	5.375	11/02/43	1,384,846
1,468,000	Wells Fargo & Co	5.606	01/15/44	1,988,365
475,000	Wells Fargo & Co	4.650	11/04/44	576,308
1,500,000	Wells Fargo & Co	3.900	05/01/45	1,750,190
950,000	Wells Fargo & Co	4.900	11/17/45	1,202,918
3,250,000	Wells Fargo & Co	4.400	06/14/46	3,864,026
1,975,000	Wells Fargo & Co	4.750	12/07/46	2,463,554
500,000	Wells Fargo & Co	5.013	04/04/51	679,193
	TOTAL DIVERSIFIED FINANCIALS			529,917,740

ENERGY - 2.2%
925,000	Baker Hughes a GE Co LLC	2.773	12/15/22	967,127
875,000	Baker Hughes a GE Co LLC	3.337	12/15/27	929,387
1,000,000	Baker Hughes a GE Co LLC	3.138	11/07/29	1,042,732
500,000	Baker Hughes a GE Co LLC	4.486	05/01/30	568,883
800,000	Baker Hughes a GE Co LLC	5.125	09/15/40	946,679
875,000	Baker Hughes a GE Co LLC	4.080	12/15/47	873,058
200,000	Boardwalk Pipelines LP	3.375	02/01/23	205,339
475,000	Boardwalk Pipelines LP	5.950	06/01/26	552,906
450,000	Boardwalk Pipelines LP	4.450	07/15/27	484,392
500,000	Boardwalk Pipelines LP	4.800	05/03/29	544,552
1,000,000	Boardwalk Pipelines LP	3.400	02/15/31	979,459
150,000	BP Capital Markets America, Inc	4.742	03/11/21	152,857
1,525,000	BP Capital Markets America, Inc	3.245	05/06/22	1,591,960

30

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$175,000	BP Capital Markets America, Inc	2.520%	09/19/22	$180,996
1,000,000	BP Capital Markets America, Inc	2.937	04/06/23	1,057,640
550,000	BP Capital Markets America, Inc	2.750	05/10/23	579,792
800,000	BP Capital Markets America, Inc	3.790	02/06/24	877,176
2,025,000	BP Capital Markets America, Inc	3.224	04/14/24	2,183,594
1,000,000	BP Capital Markets America, Inc	3.194	04/06/25	1,099,676
700,000	BP Capital Markets America, Inc	3.796	09/21/25	791,323
1,800,000	BP Capital Markets America, Inc	3.410	02/11/26	2,009,054
150,000	BP Capital Markets America, Inc	3.119	05/04/26	165,673
200,000	BP Capital Markets America, Inc	3.017	01/16/27	219,649
500,000	BP Capital Markets America, Inc	3.588	04/14/27	560,492
750,000	BP Capital Markets America, Inc	3.937	09/21/28	873,053
1,300,000	BP Capital Markets America, Inc	4.234	11/06/28	1,540,556
1,000,000	BP Capital Markets America, Inc	1.749	08/10/30	991,682
2,000,000	BP Capital Markets America, Inc	3.000	02/24/50	1,902,083
950,000	BP Capital Markets America, Inc	2.772	11/10/50	868,657
550,000	BP Capital Markets plc	3.062	03/17/22	571,287
1,225,000	BP Capital Markets plc	2.500	11/06/22	1,273,998
700,000	BP Capital Markets plc	3.994	09/26/23	768,420
925,000	BP Capital Markets plc	3.814	02/10/24	1,016,637
675,000	BP Capital Markets plc	3.535	11/04/24	745,246
675,000	BP Capital Markets plc	3.506	03/17/25	751,792
925,000	BP Capital Markets plc	3.279	09/19/27	1,026,390
300,000	BP Capital Markets plc	3.723	11/28/28	345,486
575,000	Burlington Resources Finance Co	7.200	08/15/31	829,738
200,000	Burlington Resources Finance Co	7.400	12/01/31	295,980
600,000	Canadian Natural Resources Ltd	2.950	01/15/23	623,940
600,000	Canadian Natural Resources Ltd	3.800	04/15/24	643,997
700,000	Canadian Natural Resources Ltd	3.900	02/01/25	758,762
750,000	Canadian Natural Resources Ltd	2.050	07/15/25	765,138
1,125,000	Canadian Natural Resources Ltd	3.850	06/01/27	1,211,912
750,000	Canadian Natural Resources Ltd	2.950	07/15/30	754,532
1,625,000	Canadian Natural Resources Ltd	6.250	03/15/38	1,927,126
800,000	Canadian Natural Resources Ltd	4.950	06/01/47	888,392
400,000	Chevron Corp	2.411	03/03/22	410,352
300,000	Chevron Corp	2.498	03/03/22	308,753
1,050,000	Chevron Corp	2.355	12/05/22	1,089,954
750,000	Chevron Corp	1.141	05/11/23	764,453
500,000	Chevron Corp	2.566	05/16/23	527,522
400,000	Chevron Corp	3.191	06/24/23	427,612
425,000	Chevron Corp	2.895	03/03/24	456,249
750,000	Chevron Corp	1.554	05/11/25	777,013
400,000	Chevron Corp	3.326	11/17/25	449,770
2,475,000	Chevron Corp	2.954	05/16/26	2,757,299
225,000	Chevron Corp	1.995	05/11/27	237,856
600,000	Chevron Corp	2.236	05/11/30	636,251
375,000	Chevron Corp	2.978	05/11/40	404,082
1,000,000	Chevron Corp	3.078	05/11/50	1,068,847
500,000	Cimarex Energy Co	4.375	06/01/24	536,580
525,000	Cimarex Energy Co	3.900	05/15/27	528,865
300,000	Cimarex Energy Co	4.375	03/15/29	310,224
775,000	Columbia Pipeline Group, Inc	4.500	06/01/25	893,756
300,000	Columbia Pipeline Group, Inc	5.800	06/01/45	390,402
825,000	Concho Resources, Inc	3.750	10/01/27	889,371

31

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$950,000	Concho Resources, Inc	4.300%	08/15/28	$1,050,186
125,000	Concho Resources, Inc	2.400	02/15/31	119,444
400,000	Concho Resources, Inc	4.875	10/01/47	441,093
700,000	Concho Resources, Inc	4.850	08/15/48	774,289
2,800,000	ConocoPhillips Co	4.950	03/15/26	3,343,104
77,000	ConocoPhillips Co	4.150	11/15/34	85,542
250,000	ConocoPhillips Co	5.900	05/15/38	343,298
1,585,000	ConocoPhillips Co	6.500	02/01/39	2,315,055
300,000	ConocoPhillips Co	4.300	11/15/44	359,346
1,650,000	ConocoPhillips Co	5.950	03/15/46	2,415,353
925,000	ConocoPhillips Holding Co	6.950	04/15/29	1,282,838
885,000	Devon Energy Corp	5.600	07/15/41	890,903
700,000	Devon Energy Corp	4.750	05/15/42	649,166
1,100,000	Devon Energy Corp	5.000	06/15/45	1,042,259
600,000	Diamondback Energy, Inc	2.875	12/01/24	607,394
750,000	Diamondback Energy, Inc	4.750	05/31/25	808,896
425,000	Diamondback Energy, Inc	3.250	12/01/26	425,529
1,000,000	Diamondback Energy, Inc	3.500	12/01/29	964,150
725,000	Ecopetrol S.A.	5.875	09/18/23	797,500
1,000,000	Ecopetrol S.A.	4.125	01/16/25	1,048,760
975,000	Ecopetrol S.A.	5.375	06/26/26	1,077,375
1,550,000	Ecopetrol S.A.	6.875	04/29/30	1,856,125
200,000	Ecopetrol S.A.	7.375	09/18/43	250,502
1,725,000	Ecopetrol S.A.	5.875	05/28/45	1,880,250
300,000	El Paso Corp	7.750	01/15/32	417,113
300,000	Enable Midstream Partners LP	3.900	05/15/24	295,342
200,000	Enable Midstream Partners LP	4.400	03/15/27	192,043
1,250,000	Enable Midstream Partners LP	4.950	05/15/28	1,225,042
500,000	Enable Midstream Partners LP	4.150	09/15/29	463,274
100,000	Enable Midstream Partners LP	5.000	05/15/44	83,727
1,200,000	Enbridge Energy Partners LP	5.875	10/15/25	1,436,643
300,000	Enbridge Energy Partners LP	5.500	09/15/40	357,020
200,000	Enbridge Energy Partners LP	7.375	10/15/45	292,323
800,000	Enbridge, Inc	2.900	07/15/22	830,309
300,000	Enbridge, Inc	4.000	10/01/23	324,749
250,000	Enbridge, Inc	2.500	01/15/25	263,391
100,000	Enbridge, Inc	4.250	12/01/26	114,670
100,000	Enbridge, Inc	3.700	07/15/27	111,198
500,000	Enbridge, Inc	3.125	11/15/29	531,262
300,000	Enbridge, Inc	4.500	06/10/44	338,361
925,000	Enbridge, Inc	5.500	12/01/46	1,214,432
1,000,000	Enbridge, Inc	4.000	11/15/49	1,051,004
500,000	Enbridge, Inc	6.250	03/01/78	507,500
500,000	Energy Transfer Operating LP	4.650	06/01/21	507,835
450,000	Energy Transfer Operating LP	5.200	02/01/22	465,949
525,000	Energy Transfer Operating LP	3.600	02/01/23	539,572
200,000	Energy Transfer Operating LP	4.200	09/15/23	210,745
500,000	Energy Transfer Operating LP	4.900	02/01/24	533,024
2,775,000	Energy Transfer Operating LP	4.500	04/15/24	2,938,939
825,000	Energy Transfer Operating LP	4.050	03/15/25	866,881
400,000	Energy Transfer Operating LP	2.900	05/15/25	402,081
325,000	Energy Transfer Operating LP	4.750	01/15/26	346,306
250,000	Energy Transfer Operating LP	4.200	04/15/27	258,470

32

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$350,000	Energy Transfer Operating LP	4.950%	06/15/28	$370,467
2,600,000	Energy Transfer Operating LP	5.250	04/15/29	2,795,789
625,000	Energy Transfer Operating LP	3.750	05/15/30	604,921
400,000	Energy Transfer Operating LP	4.900	03/15/35	390,673
500,000	Energy Transfer Operating LP	5.800	06/15/38	491,809
140,000	Energy Transfer Operating LP	7.500	07/01/38	163,297
650,000	Energy Transfer Operating LP	6.500	02/01/42	673,572
200,000	Energy Transfer Operating LP	5.150	02/01/43	182,779
200,000	Energy Transfer Operating LP	5.950	10/01/43	197,292
550,000	Energy Transfer Operating LP	5.150	03/15/45	497,127
625,000	Energy Transfer Operating LP	6.125	12/15/45	626,159
500,000	Energy Transfer Operating LP	5.300	04/15/47	463,546
1,025,000	Energy Transfer Operating LP	6.000	06/15/48	1,029,177
2,750,000	Energy Transfer Operating LP	6.250	04/15/49	2,829,864
2,175,000	Energy Transfer Operating LP	5.000	05/15/50	1,996,587
900,000	Enterprise Products Operating LLC	2.800	02/15/21	908,093
100,000	Enterprise Products Operating LLC	2.850	04/15/21	101,113
300,000	Enterprise Products Operating LLC	3.500	02/01/22	311,637
400,000	Enterprise Products Operating LLC	4.050	02/15/22	419,366
250,000	Enterprise Products Operating LLC	3.350	03/15/23	264,561
950,000	Enterprise Products Operating LLC	3.900	02/15/24	1,036,122
225,000	Enterprise Products Operating LLC	3.750	02/15/25	249,593
450,000	Enterprise Products Operating LLC	3.700	02/15/26	504,587
3,065,000	Enterprise Products Operating LLC	3.950	02/15/27	3,509,959
725,000	Enterprise Products Operating LLC	4.150	10/16/28	846,928
450,000	Enterprise Products Operating LLC	3.125	07/31/29	490,117
250,000	Enterprise Products Operating LLC	2.800	01/31/30	264,664
480,000	Enterprise Products Operating LLC	6.125	10/15/39	612,884
175,000	Enterprise Products Operating LLC	5.950	02/01/41	220,422
525,000	Enterprise Products Operating LLC	4.850	08/15/42	593,910
325,000	Enterprise Products Operating LLC	4.450	02/15/43	350,201
1,775,000	Enterprise Products Operating LLC	4.850	03/15/44	2,015,648
775,000	Enterprise Products Operating LLC	5.100	02/15/45	900,845
500,000	Enterprise Products Operating LLC	4.900	05/15/46	562,722
675,000	Enterprise Products Operating LLC	4.250	02/15/48	715,682
2,475,000	Enterprise Products Operating LLC	4.800	02/01/49	2,848,367
950,000	Enterprise Products Operating LLC	4.200	01/31/50	1,008,633
775,000	Enterprise Products Operating LLC	3.700	01/31/51	763,300
1,000,000	Enterprise Products Operating LLC	3.200	02/15/52	903,994
200,000	Enterprise Products Operating LLC	4.950	10/15/54	233,363
625,000	Enterprise Products Operating LLC	3.950	01/31/60	613,685
200,000	Enterprise Products Operating LLC	4.875	08/16/77	174,202
700,000	Enterprise Products Operating LLC	5.250	08/16/77	667,289
400,000	Enterprise Products Operating LLC	5.375	02/15/78	356,000
440,000	EOG Resources, Inc	4.100	02/01/21	445,517
1,025,000	EOG Resources, Inc	2.625	03/15/23	1,067,719
475,000	EOG Resources, Inc	4.150	01/15/26	543,861
500,000	EOG Resources, Inc	4.375	04/15/30	588,772
200,000	EOG Resources, Inc	3.900	04/01/35	223,886
200,000	EOG Resources, Inc	5.100	01/15/36	230,595
500,000	EOG Resources, Inc	4.950	04/15/50	613,055
300,000	Equinor ASA	2.900	11/08/20	300,762
500,000	Equinor ASA	2.750	11/10/21	511,440
925,000	Equinor ASA	2.450	01/17/23	967,243

33

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$475,000	Equinor ASA	2.650%	01/15/24	$505,976
450,000	Equinor ASA	3.700	03/01/24	496,960
500,000	Equinor ASA	3.250	11/10/24	549,974
500,000	Equinor ASA	2.875	04/06/25	543,424
400,000	Equinor ASA	1.750	01/22/26	414,867
500,000	Equinor ASA	3.000	04/06/27	550,613
1,500,000	Equinor ASA	3.625	09/10/28	1,744,137
300,000	Equinor ASA	3.125	04/06/30	336,543
1,175,000	Equinor ASA	2.375	05/22/30	1,241,729
300,000	Equinor ASA	3.625	04/06/40	343,071
200,000	Equinor ASA	5.100	08/17/40	269,289
400,000	Equinor ASA	4.250	11/23/41	479,427
300,000	Equinor ASA	3.950	05/15/43	349,165
1,300,000	Equinor ASA	4.800	11/08/43	1,672,353
750,000	Equinor ASA	3.250	11/18/49	797,756
1,300,000	Equinor ASA	3.700	04/06/50	1,487,776
675,000	Exxon Mobil Corp	2.397	03/06/22	692,922
350,000	Exxon Mobil Corp	1.902	08/16/22	360,367
1,350,000	Exxon Mobil Corp	2.726	03/01/23	1,419,673
750,000	Exxon Mobil Corp	1.571	04/15/23	771,377
175,000	Exxon Mobil Corp	3.176	03/15/24	189,284
1,000,000	Exxon Mobil Corp	2.019	08/16/24	1,051,593
850,000	Exxon Mobil Corp	2.709	03/06/25	918,518
1,500,000	Exxon Mobil Corp	2.992	03/19/25	1,642,751
4,177,000	Exxon Mobil Corp	3.043	03/01/26	4,608,713
1,000,000	Exxon Mobil Corp	2.275	08/16/26	1,072,860
750,000	Exxon Mobil Corp	3.294	03/19/27	845,720
1,000,000	Exxon Mobil Corp	2.440	08/16/29	1,073,135
750,000	Exxon Mobil Corp	3.482	03/19/30	865,195
750,000	Exxon Mobil Corp	2.610	10/15/30	808,966
1,000,000	Exxon Mobil Corp	2.995	08/16/39	1,055,987
1,750,000	Exxon Mobil Corp	4.227	03/19/40	2,140,447
500,000	Exxon Mobil Corp	3.567	03/06/45	549,230
1,225,000	Exxon Mobil Corp	4.114	03/01/46	1,451,576
1,400,000	Exxon Mobil Corp	3.095	08/16/49	1,428,192
2,100,000	Exxon Mobil Corp	4.327	03/19/50	2,610,023
1,500,000	Exxon Mobil Corp	3.452	04/15/51	1,643,813
200,000	Gulf South Pipeline Co LP	4.000	06/15/22	205,339
7,000	Halliburton Co	3.500	08/01/23	7,416
187,000	Halliburton Co	3.800	11/15/25	202,562
1,000,000	Halliburton Co	2.920	03/01/30	981,085
500,000	Halliburton Co	4.850	11/15/35	528,392
125,000	Halliburton Co	6.700	09/15/38	150,031
125,000	Halliburton Co	7.450	09/15/39	160,673
750,000	Halliburton Co	4.750	08/01/43	737,147
2,825,000	Halliburton Co	5.000	11/15/45	2,891,868
200,000	Helmerich & Payne, Inc	4.650	03/15/25	220,182
200,000	Hess Corp	3.500	07/15/24	204,568
2,100,000	Hess Corp	4.300	04/01/27	2,190,828
200,000	Hess Corp	6.000	01/15/40	221,136
1,190,000	Hess Corp	5.600	02/15/41	1,285,577
900,000	Hess Corp	5.800	04/01/47	984,872
500,000	HollyFrontier Corp	2.625	10/01/23	501,307

34

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	HollyFrontier Corp	5.875%	04/01/26	$219,081
500,000	HollyFrontier Corp	4.500	10/01/30	484,053
500,000	Husky Energy, Inc	4.000	04/15/24	530,550
825,000	Husky Energy, Inc	4.400	04/15/29	860,161
130,000	Husky Energy, Inc	6.800	09/15/37	160,985
525,000	Kinder Morgan Energy Partners LP	3.950	09/01/22	553,251
300,000	Kinder Morgan Energy Partners LP	4.150	02/01/24	328,177
500,000	Kinder Morgan Energy Partners LP	4.250	09/01/24	552,776
300,000	Kinder Morgan Energy Partners LP	6.950	01/15/38	392,047
535,000	Kinder Morgan Energy Partners LP	6.500	09/01/39	673,096
400,000	Kinder Morgan Energy Partners LP	4.700	11/01/42	432,052
500,000	Kinder Morgan Energy Partners LP	5.000	03/01/43	556,829
400,000	Kinder Morgan Energy Partners LP	5.500	03/01/44	468,348
200,000	Kinder Morgan Energy Partners LP	5.400	09/01/44	231,724
2,525,000	Kinder Morgan, Inc	4.300	06/01/25	2,840,963
2,825,000	Kinder Morgan, Inc	4.300	03/01/28	3,211,705
450,000	Kinder Morgan, Inc	2.000	02/15/31	432,179
3,300,000	Kinder Morgan, Inc	5.300	12/01/34	3,887,288
1,600,000	Kinder Morgan, Inc	5.550	06/01/45	1,901,898
2,325,000	Kinder Morgan, Inc	5.200	03/01/48	2,719,064
500,000	Kinder Morgan, Inc	3.250	08/01/50	451,542
900,000	Magellan Midstream Partners LP	5.000	03/01/26	1,048,973
475,000	Magellan Midstream Partners LP	3.250	06/01/30	509,431
225,000	Magellan Midstream Partners LP	4.250	09/15/46	236,430
425,000	Magellan Midstream Partners LP	4.200	10/03/47	441,703
525,000	Magellan Midstream Partners LP	4.850	02/01/49	608,584
500,000	Magellan Midstream Partners LP	3.950	03/01/50	511,399
1,150,000	Marathon Oil Corp	2.800	11/01/22	1,177,934
300,000	Marathon Oil Corp	3.850	06/01/25	307,907
1,475,000	Marathon Oil Corp	4.400	07/15/27	1,466,600
505,000	Marathon Oil Corp	6.600	10/01/37	519,296
600,000	Marathon Oil Corp	5.200	06/01/45	561,995
250,000	Marathon Petroleum Corp	3.400	12/15/20	250,778
250,000	Marathon Petroleum Corp	5.125	03/01/21	254,343
500,000	Marathon Petroleum Corp	4.500	05/01/23	539,885
2,175,000	Marathon Petroleum Corp	3.625	09/15/24	2,329,216
500,000	Marathon Petroleum Corp	4.700	05/01/25	564,372
200,000	Marathon Petroleum Corp	3.800	04/01/28	217,141
800,000	Marathon Petroleum Corp	6.500	03/01/41	974,737
450,000	Marathon Petroleum Corp	4.750	09/15/44	468,842
250,000	Marathon Petroleum Corp	5.850	12/15/45	283,573
600,000	Marathon Petroleum Corp	4.500	04/01/48	606,861
200,000	Marathon Petroleum Corp	5.000	09/15/54	205,321
200,000	MPLX LP	3.500	12/01/22	209,598
175,000	MPLX LP	3.375	03/15/23	184,386
1,000,000	MPLX LP	4.875	12/01/24	1,116,997
2,500,000	MPLX LP	4.875	06/01/25	2,833,741
800,000	MPLX LP	1.750	03/01/26	798,182
100,000	MPLX LP	4.125	03/01/27	110,409
150,000	MPLX LP	4.250	12/01/27	168,547
475,000	MPLX LP	4.000	03/15/28	518,297
1,200,000	MPLX LP	4.800	02/15/29	1,377,575
1,125,000	MPLX LP	2.650	08/15/30	1,102,324
975,000	MPLX LP	4.500	04/15/38	996,641

35

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$375,000	MPLX LP	5.200%	03/01/47	$402,165
700,000	MPLX LP	5.200	12/01/47	765,565
825,000	MPLX LP	4.700	04/15/48	834,327
850,000	MPLX LP	5.500	02/15/49	949,715
1,100,000	MPLX LP	4.900	04/15/58	1,113,820
500,000	National Oilwell Varco, Inc	3.600	12/01/29	484,929
800,000	National Oilwell Varco, Inc	3.950	12/01/42	703,483
935,000	Nexen, Inc	6.400	05/15/37	1,378,957
750,000	Noble Energy, Inc	3.900	11/15/24	820,481
1,000,000	Noble Energy, Inc	3.250	10/15/29	1,105,024
875,000	Noble Energy, Inc	6.000	03/01/41	1,211,870
450,000	Noble Energy, Inc	5.250	11/15/43	595,498
175,000	Noble Energy, Inc	5.050	11/15/44	226,658
200,000	Noble Energy, Inc	4.950	08/15/47	261,698
1,000,000	Noble Energy, Inc	4.200	10/15/49	1,191,410
175,000	ONEOK, Inc	2.750	09/01/24	179,213
100,000	ONEOK, Inc	5.850	01/15/26	114,985
1,300,000	ONEOK, Inc	4.000	07/13/27	1,352,828
725,000	ONEOK, Inc	4.550	07/15/28	768,008
325,000	ONEOK, Inc	4.350	03/15/29	339,107
500,000	ONEOK, Inc	3.400	09/01/29	490,454
500,000	ONEOK, Inc	3.100	03/15/30	481,048
175,000	ONEOK, Inc	6.350	01/15/31	203,577
675,000	ONEOK, Inc	4.950	07/13/47	640,748
1,350,000	ONEOK, Inc	5.200	07/15/48	1,299,103
1,000,000	ONEOK, Inc	4.450	09/01/49	879,731
500,000	ONEOK, Inc	4.500	03/15/50	441,695
300,000	ONEOK, Inc	7.150	01/15/51	355,864
75,000	Petroleos Mexicanos	1.700	12/20/22	76,062
75,000	Petroleos Mexicanos	2.000	12/20/22	76,362
925,000	Phillips 66	4.300	04/01/22	975,533
500,000	Phillips 66	3.700	04/06/23	535,196
1,000,000	Phillips 66	3.850	04/09/25	1,110,692
1,000,000	Phillips 66	3.900	03/15/28	1,128,693
738,000	Phillips 66	4.650	11/15/34	880,649
125,000	Phillips 66	5.875	05/01/42	164,394
2,375,000	Phillips 66	4.875	11/15/44	2,817,835
500,000	Phillips 66 Partners LP	2.450	12/15/24	514,323
100,000	Phillips 66 Partners LP	3.550	10/01/26	105,477
675,000	Phillips 66 Partners LP	3.750	03/01/28	703,397
500,000	Phillips 66 Partners LP	3.150	12/15/29	493,109
425,000	Phillips 66 Partners LP	4.680	02/15/45	432,441
350,000	Phillips 66 Partners LP	4.900	10/01/46	362,962
200,000	Pioneer Natural Resources Co	4.450	01/15/26	231,259
1,500,000	Pioneer Natural Resources Co	1.900	08/15/30	1,407,320
700,000	Plains All American Pipeline LP	5.000	02/01/21	702,558
200,000	Plains All American Pipeline LP	2.850	01/31/23	203,571
400,000	Plains All American Pipeline LP	3.850	10/15/23	418,615
575,000	Plains All American Pipeline LP	3.600	11/01/24	593,100
1,025,000	Plains All American Pipeline LP	4.650	10/15/25	1,101,089
2,075,000	Plains All American Pipeline LP	4.500	12/15/26	2,213,602
1,450,000	Plains All American Pipeline LP	3.550	12/15/29	1,401,961
1,000,000	Plains All American Pipeline LP	3.800	09/15/30	968,829

36

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Plains All American Pipeline LP	6.650%	01/15/37	$108,701
250,000		Plains All American Pipeline LP	5.150	06/01/42	235,571
300,000		Plains All American Pipeline LP	4.700	06/15/44	267,964
300,000		Plains All American Pipeline LP	4.900	02/15/45	273,318
375,000		Regency Energy Partners LP	5.875	03/01/22	391,397
175,000		Sabine Pass Liquefaction LLC	6.250	03/15/22	185,703
675,000		Sabine Pass Liquefaction LLC	5.625	04/15/23	739,332
690,000		Sabine Pass Liquefaction LLC	5.750	05/15/24	781,104
1,775,000		Sabine Pass Liquefaction LLC	5.625	03/01/25	2,029,254
275,000		Sabine Pass Liquefaction LLC	5.875	06/30/26	325,115
2,675,000		Sabine Pass Liquefaction LLC	5.000	03/15/27	3,009,695
550,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	596,687
1,500,000	g	Sabine Pass Liquefaction LLC	4.500	05/15/30	1,688,218
1,000,000		Schlumberger Investment S.A.	3.650	12/01/23	1,076,832
1,500,000		Schlumberger Investment S.A.	2.650	06/26/30	1,517,958
950,000		Shell International Finance BV	1.750	09/12/21	963,303
575,000		Shell International Finance BV	2.375	08/21/22	596,768
500,000		Shell International Finance BV	2.250	01/06/23	520,239
350,000		Shell International Finance BV	3.400	08/12/23	378,763
1,000,000		Shell International Finance BV	0.375	09/15/23	996,098
500,000		Shell International Finance BV	2.375	04/06/25	533,253
5,075,000		Shell International Finance BV	3.250	05/11/25	5,613,083
2,075,000		Shell International Finance BV	2.875	05/10/26	2,296,734
925,000		Shell International Finance BV	2.500	09/12/26	1,007,914
1,225,000		Shell International Finance BV	3.875	11/13/28	1,430,737
1,500,000		Shell International Finance BV	2.375	11/07/29	1,585,208
1,500,000		Shell International Finance BV	2.750	04/06/30	1,639,126
500,000		Shell International Finance BV	4.125	05/11/35	601,542
350,000		Shell International Finance BV	6.375	12/15/38	519,899
100,000		Shell International Finance BV	5.500	03/25/40	139,996
1,200,000		Shell International Finance BV	4.550	08/12/43	1,492,115
2,025,000		Shell International Finance BV	4.375	05/11/45	2,466,087
650,000		Shell International Finance BV	4.000	05/10/46	756,289
3,180,000		Shell International Finance BV	3.750	09/12/46	3,553,787
1,500,000		Shell International Finance BV	3.125	11/07/49	1,544,517
1,500,000		Shell International Finance BV	3.250	04/06/50	1,572,894
200,000		Spectra Energy Partners LP	4.750	03/15/24	222,697
400,000		Spectra Energy Partners LP	3.500	03/15/25	436,838
1,100,000		Spectra Energy Partners LP	3.375	10/15/26	1,209,501
200,000		Spectra Energy Partners LP	5.950	09/25/43	249,155
600,000		Spectra Energy Partners LP	4.500	03/15/45	680,689
500,000		Suncor Energy, Inc	2.800	05/15/23	524,140
1,775,000		Suncor Energy, Inc	3.600	12/01/24	1,932,515
500,000		Suncor Energy, Inc	3.100	05/15/25	537,021
250,000		Suncor Energy, Inc	6.800	05/15/38	326,580
1,625,000		Suncor Energy, Inc	6.500	06/15/38	2,077,449
1,550,000		Suncor Energy, Inc	4.000	11/15/47	1,591,018
200,000		Sunoco Logistics Partners Operations LP	4.400	04/01/21	202,934
1,181,000		Sunoco Logistics Partners Operations LP	3.450	01/15/23	1,202,340
300,000		Sunoco Logistics Partners Operations LP	4.250	04/01/24	314,746
200,000		Sunoco Logistics Partners Operations LP	5.950	12/01/25	228,232
400,000		Sunoco Logistics Partners Operations LP	3.900	07/15/26	411,369
100,000		Sunoco Logistics Partners Operations LP	6.100	02/15/42	99,886
300,000		Sunoco Logistics Partners Operations LP	5.300	04/01/44	278,072

37

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Sunoco Logistics Partners Operations LP	5.350%	05/15/45	$185,630
1,225,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	1,154,656
100,000		TechnipFMC plc	3.450	10/01/22	103,464
300,000		Total Capital Canada Ltd	2.750	07/15/23	318,776
1,150,000		Total Capital International S.A.	2.875	02/17/22	1,188,756
1,675,000		Total Capital International S.A.	2.700	01/25/23	1,758,124
750,000		Total Capital International S.A.	3.700	01/15/24	822,350
450,000		Total Capital International S.A.	3.750	04/10/24	497,051
500,000		Total Capital International S.A.	2.434	01/10/25	532,340
900,000		Total Capital International S.A.	3.455	02/19/29	1,033,930
1,300,000		Total Capital International S.A.	2.829	01/10/30	1,436,462
775,000		Total Capital International S.A.	2.986	06/29/41	807,344
500,000		Total Capital International S.A.	3.461	07/12/49	544,866
1,500,000		Total Capital International S.A.	3.127	05/29/50	1,549,300
1,000,000		Total Capital International S.A.	3.386	06/29/60	1,046,023
100,000		Total Capital S.A.	4.125	01/28/21	101,229
1,125,000		Total Capital S.A.	3.883	10/11/28	1,328,256
600,000		TransCanada PipeLines Ltd	3.800	10/01/20	600,000
325,000		TransCanada PipeLines Ltd	2.500	08/01/22	335,151
1,225,000		TransCanada PipeLines Ltd	4.875	01/15/26	1,441,070
1,000,000		TransCanada PipeLines Ltd	4.100	04/15/30	1,152,527
1,925,000		TransCanada PipeLines Ltd	4.625	03/01/34	2,271,408
100,000		TransCanada PipeLines Ltd	6.200	10/15/37	135,082
500,000		TransCanada PipeLines Ltd	4.750	05/15/38	589,089
200,000		TransCanada PipeLines Ltd	7.625	01/15/39	303,975
125,000		TransCanada PipeLines Ltd	6.100	06/01/40	165,692
1,200,000		TransCanada PipeLines Ltd	5.000	10/16/43	1,423,333
750,000		TransCanada PipeLines Ltd	4.875	05/15/48	927,997
1,425,000		TransCanada PipeLines Ltd	5.100	03/15/49	1,817,527
700,000		Transcontinental Gas Pipe Line Co LLC	7.850	02/01/26	906,522
1,200,000		Transcontinental Gas Pipe Line Co LLC	4.000	03/15/28	1,337,191
500,000	g	Transcontinental Gas Pipe Line Co LLC	3.250	05/15/30	540,075
850,000		Transcontinental Gas Pipe Line Co LLC	4.600	03/15/48	966,894
500,000	g	Transcontinental Gas Pipe Line Co LLC	3.950	05/15/50	515,856
5,525,000		Vale Overseas Ltd	6.250	08/10/26	6,533,312
1,000,000		Vale Overseas Ltd	3.750	07/08/30	1,029,000
150,000		Vale Overseas Ltd	8.250	01/17/34	211,425
1,164,000		Vale Overseas Ltd	6.875	11/21/36	1,511,745
500,000		Valero Energy Corp	2.700	04/15/23	518,771
750,000		Valero Energy Corp	1.200	03/15/24	746,817
825,000		Valero Energy Corp	3.650	03/15/25	892,716
1,250,000		Valero Energy Corp	2.850	04/15/25	1,309,348
675,000		Valero Energy Corp	3.400	09/15/26	725,170
750,000		Valero Energy Corp	2.150	09/15/27	744,958
500,000		Valero Energy Corp	4.350	06/01/28	561,446
2,075,000		Valero Energy Corp	4.000	04/01/29	2,277,182
455,000		Valero Energy Corp	7.500	04/15/32	616,930
850,000		Valero Energy Corp	6.625	06/15/37	1,067,727
300,000		Valero Energy Corp	4.900	03/15/45	333,314
200,000		Valero Energy Partners LP	4.375	12/15/26	224,195
300,000		Valero Energy Partners LP	4.500	03/15/28	335,853
600,000		Williams Partners LP	4.000	11/15/21	617,879
1,000,000		Williams Partners LP	3.600	03/15/22	1,034,544

38

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,375,000	Williams Partners LP	3.350%	08/15/22	$2,466,149
300,000	Williams Partners LP	4.500	11/15/23	328,469
150,000	Williams Partners LP	3.900	01/15/25	163,997
925,000	Williams Partners LP	4.000	09/15/25	1,023,709
1,300,000	Williams Partners LP	3.750	06/15/27	1,425,884
300,000	Williams Partners LP	6.300	04/15/40	370,379
300,000	Williams Partners LP	5.800	11/15/43	352,618
300,000	Williams Partners LP	5.400	03/04/44	336,273
1,000,000	Williams Partners LP	4.900	01/15/45	1,067,471
225,000	Williams Partners LP	5.100	09/15/45	252,316
1,700,000	Williams Partners LP	4.850	03/01/48	1,908,173
	TOTAL ENERGY			389,849,030

FOOD & STAPLES RETAILING - 0.3%
1,300,000	Costco Wholesale Corp	2.300	05/18/22	1,341,183
400,000	Costco Wholesale Corp	2.750	05/18/24	432,531
625,000	Costco Wholesale Corp	3.000	05/18/27	700,308
475,000	Costco Wholesale Corp	1.375	06/20/27	486,269
725,000	Costco Wholesale Corp	1.600	04/20/30	738,530
1,800,000	Costco Wholesale Corp	1.750	04/20/32	1,845,193
69,000	Delhaize Group S.A.	5.700	10/01/40	97,547
200,000	Kroger Co	2.950	11/01/21	205,129
200,000	Kroger Co	3.400	04/15/22	207,437
2,525,000	Kroger Co	2.800	08/01/22	2,623,272
200,000	Kroger Co	3.850	08/01/23	216,926
300,000	Kroger Co	4.000	02/01/24	330,538
100,000	Kroger Co	3.500	02/01/26	112,645
1,275,000	Kroger Co	2.650	10/15/26	1,392,828
175,000	Kroger Co	3.700	08/01/27	200,529
1,150,000	Kroger Co	4.500	01/15/29	1,412,591
250,000	Kroger Co	2.200	05/01/30	262,340
100,000	Kroger Co	6.900	04/15/38	146,562
250,000	Kroger Co	5.000	04/15/42	319,609
300,000	Kroger Co	5.150	08/01/43	385,008
300,000	Kroger Co	3.875	10/15/46	339,334
900,000	Kroger Co	4.450	02/01/47	1,106,109
700,000	Kroger Co	4.650	01/15/48	886,862
300,000	Kroger Co	5.400	01/15/49	413,223
500,000	Kroger Co	3.950	01/15/50	582,298
125,000	SYSCO Corp	2.500	07/15/21	126,748
250,000	SYSCO Corp	3.550	03/15/25	272,754
500,000	SYSCO Corp	5.650	04/01/25	591,190
125,000	SYSCO Corp	3.750	10/01/25	137,480
350,000	SYSCO Corp	3.300	07/15/26	382,511
1,000,000	SYSCO Corp	2.400	02/15/30	1,008,024
500,000	SYSCO Corp	5.950	04/01/30	630,974
500,000	SYSCO Corp	6.600	04/01/40	673,450
300,000	SYSCO Corp	4.850	10/01/45	338,572
500,000	SYSCO Corp	4.500	04/01/46	547,569
250,000	SYSCO Corp	4.450	03/15/48	275,132
550,000	SYSCO Corp	3.300	02/15/50	524,189
1,000,000	SYSCO Corp	6.600	04/01/50	1,395,503
275,000	Walgreen Co	3.100	09/15/22	287,882
200,000	Walgreen Co	4.400	09/15/42	210,490

39

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$800,000	Walgreens Boots Alliance, Inc	3.300%	11/18/21	$820,394
375,000	Walgreens Boots Alliance, Inc	3.800	11/18/24	412,908
1,775,000	Walgreens Boots Alliance, Inc	3.450	06/01/26	1,939,015
750,000	Walgreens Boots Alliance, Inc	3.200	04/15/30	785,557
1,400,000	Walgreens Boots Alliance, Inc	4.500	11/18/34	1,596,111
400,000	Walgreens Boots Alliance, Inc	4.800	11/18/44	436,923
525,000	Walgreens Boots Alliance, Inc	4.650	06/01/46	558,208
750,000	Walgreens Boots Alliance, Inc	4.100	04/15/50	755,757
675,000	Walmart, Inc	2.350	12/15/22	704,098
1,475,000	Walmart, Inc	2.550	04/11/23	1,548,691
1,100,000	Walmart, Inc	3.400	06/26/23	1,186,901
1,250,000	Walmart, Inc	3.300	04/22/24	1,362,028
1,725,000	Walmart, Inc	2.650	12/15/24	1,865,761
1,000,000	Walmart, Inc	3.050	07/08/26	1,125,655
4,100,000	Walmart, Inc	3.700	06/26/28	4,845,456
175,000	Walmart, Inc	2.375	09/24/29	193,162
375,000	Walmart, Inc	5.250	09/01/35	543,029
725,000	Walmart, Inc	3.950	06/28/38	907,232
4,725,000	Walmart, Inc	3.625	12/15/47	5,802,899
1,850,000	Walmart, Inc	4.050	06/29/48	2,408,075
1,900,000	Walmart, Inc	2.950	09/24/49	2,134,396
	TOTAL FOOD & STAPLES RETAILING			56,119,525

FOOD, BEVERAGE & TOBACCO - 1.3%
1,800,000	Altria Group, Inc	4.750	05/05/21	1,845,238
475,000	Altria Group, Inc	3.490	02/14/22	493,602
1,075,000	Altria Group, Inc	2.850	08/09/22	1,118,541
200,000	Altria Group, Inc	2.950	05/02/23	211,122
250,000	Altria Group, Inc	4.000	01/31/24	274,935
700,000	Altria Group, Inc	3.800	02/14/24	765,007
300,000	Altria Group, Inc	2.350	05/06/25	316,258
400,000	Altria Group, Inc	4.400	02/14/26	460,517
700,000	Altria Group, Inc	2.625	09/16/26	750,647
800,000	Altria Group, Inc	3.400	05/06/30	870,651
800,000	Altria Group, Inc	5.800	02/14/39	1,020,695
925,000	Altria Group, Inc	4.250	08/09/42	986,298
300,000	Altria Group, Inc	4.500	05/02/43	325,735
775,000	Altria Group, Inc	5.375	01/31/44	956,077
900,000	Altria Group, Inc	3.875	09/16/46	921,782
1,875,000	Altria Group, Inc	5.950	02/14/49	2,513,669
1,000,000	Altria Group, Inc	4.450	05/06/50	1,110,383
1,700,000	Altria Group, Inc	6.200	02/14/59	2,319,279
1,125,000	Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	1,327,115
625,000	Anheuser-Busch InBev Worldwide, Inc	4.900	01/23/31	784,003
1,700,000	Anheuser-Busch InBev Worldwide, Inc	4.375	04/15/38	1,977,498
100,000	Anheuser-Busch InBev Worldwide, Inc	8.200	01/15/39	162,556
2,675,000	Anheuser-Busch InBev Worldwide, Inc	5.450	01/23/39	3,457,758
500,000	Anheuser-Busch InBev Worldwide, Inc	4.350	06/01/40	583,403
150,000	Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	184,500
425,000	Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48	505,727
1,764,000	Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	2,055,233
2,025,000	Anheuser-Busch InBev Worldwide, Inc	5.550	01/23/49	2,748,071
941,000	Anheuser-Busch InBev Worldwide, Inc	4.500	06/01/50	1,127,987

40

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,725,000	Anheuser-Busch InBev Worldwide, Inc	4.750%	04/15/58	$2,097,981
2,150,000	Anheuser-Busch InBev Worldwide, Inc	5.800	01/23/59	3,065,984
500,000	Anheuser-Busch InBev Worldwide, Inc	4.600	06/01/60	604,653
3,075,000	Archer-Daniels-Midland Co	2.500	08/11/26	3,341,951
800,000	Archer-Daniels-Midland Co	4.500	03/15/49	1,132,204
1,225,000	BAT Capital Corp	2.764	08/15/22	1,269,459
1,450,000	BAT Capital Corp	3.222	08/15/24	1,551,561
500,000	BAT Capital Corp	2.789	09/06/24	527,918
3,525,000	BAT Capital Corp	3.557	08/15/27	3,808,636
400,000	BAT Capital Corp	2.259	03/25/28	400,975
275,000	BAT Capital Corp	4.906	04/02/30	324,143
650,000	BAT Capital Corp	2.726	03/25/31	643,776
1,400,000	BAT Capital Corp	4.390	08/15/37	1,511,528
475,000	BAT Capital Corp	3.734	09/25/40	471,319
2,625,000	BAT Capital Corp	4.540	08/15/47	2,805,424
900,000	BAT Capital Corp	4.758	09/06/49	975,449
500,000	BAT Capital Corp	5.282	04/02/50	586,444
1,000,000	BAT Capital Corp	3.984	09/25/50	976,914
1,500,000	BAT International Finance plc	1.668	03/25/26	1,504,734
200,000	Beam, Inc	3.250	05/15/22	209,112
200,000	Brown-Forman Corp	3.500	04/15/25	222,634
200,000	Brown-Forman Corp	4.000	04/15/38	239,235
200,000	Brown-Forman Corp	4.500	07/15/45	261,386
800,000	Bunge Ltd	3.500	11/24/20	803,502
300,000	Bunge Ltd	3.000	09/25/22	311,835
500,000	Bunge Ltd	4.350	03/15/24	550,366
500,000	Bunge Ltd	1.630	08/17/25	502,078
125,000	Bunge Ltd	3.250	08/15/26	134,594
500,000	Bunge Ltd	3.750	09/25/27	542,555
650,000	Campbell Soup Co	2.500	08/02/22	673,983
215,000	Campbell Soup Co	3.650	03/15/23	230,162
500,000	Campbell Soup Co	3.950	03/15/25	557,688
725,000	Campbell Soup Co	4.150	03/15/28	843,166
500,000	Campbell Soup Co	2.375	04/24/30	519,571
800,000	Campbell Soup Co	4.800	03/15/48	1,025,595
500,000	Campbell Soup Co	3.125	04/24/50	504,182
300,000	Coca-Cola Bottling Co Consolidated	3.800	11/25/25	328,000
650,000	Coca-Cola Co	2.500	04/01/23	686,317
2,975,000	Coca-Cola Co	3.200	11/01/23	3,237,003
800,000	Coca-Cola Co	1.750	09/06/24	838,266
950,000	Coca-Cola Co	2.875	10/27/25	1,053,905
300,000	Coca-Cola Co	2.550	06/01/26	328,189
400,000	Coca-Cola Co	2.250	09/01/26	432,483
1,000,000	Coca-Cola Co	1.450	06/01/27	1,030,886
2,000,000	Coca-Cola Co	1.000	03/15/28	1,993,552
600,000	Coca-Cola Co	2.125	09/06/29	641,438
300,000	Coca-Cola Co	3.450	03/25/30	353,551
800,000	Coca-Cola Co	1.650	06/01/30	827,667
2,000,000	Coca-Cola Co	1.375	03/15/31	1,980,870
725,000	Coca-Cola Co	2.500	06/01/40	760,452
1,500,000	Coca-Cola Co	2.600	06/01/50	1,532,323
475,000	Coca-Cola Co	2.500	03/15/51	471,522
2,000,000	Coca-Cola Co	2.750	06/01/60	2,012,161
1,500,000	Coca-Cola Femsa SAB de C.V.	2.750	01/22/30	1,614,390

41

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Coca-Cola Femsa SAB de C.V.	5.250%	11/26/43	$271,184
625,000	ConAgra Brands, Inc	3.800	10/22/21	646,259
872,000	ConAgra Brands, Inc	3.200	01/25/23	918,310
1,000,000	ConAgra Brands, Inc	4.300	05/01/24	1,115,556
450,000	ConAgra Brands, Inc	4.600	11/01/25	522,300
100,000	ConAgra Brands, Inc	7.000	10/01/28	133,829
1,575,000	ConAgra Brands, Inc	4.850	11/01/28	1,922,444
750,000	ConAgra Brands, Inc	5.300	11/01/38	961,421
750,000	ConAgra Brands, Inc	5.400	11/01/48	1,011,846
300,000	Constellation Brands, Inc	2.700	05/09/22	309,713
300,000	Constellation Brands, Inc	2.650	11/07/22	310,699
1,250,000	Constellation Brands, Inc	3.200	02/15/23	1,321,578
2,275,000	Constellation Brands, Inc	4.250	05/01/23	2,481,114
100,000	Constellation Brands, Inc	4.400	11/15/25	116,233
750,000	Constellation Brands, Inc	3.700	12/06/26	857,564
300,000	Constellation Brands, Inc	3.500	05/09/27	335,213
700,000	Constellation Brands, Inc	3.600	02/15/28	791,089
300,000	Constellation Brands, Inc	4.650	11/15/28	361,032
1,000,000	Constellation Brands, Inc	3.150	08/01/29	1,091,482
100,000	Constellation Brands, Inc	2.875	05/01/30	107,900
300,000	Constellation Brands, Inc	4.100	02/15/48	345,741
300,000	Constellation Brands, Inc	5.250	11/15/48	402,890
500,000	Constellation Brands, Inc	3.750	05/01/50	557,082
1,725,000	Diageo Capital plc	2.625	04/29/23	1,809,524
750,000	Diageo Capital plc	2.125	10/24/24	794,365
500,000	Diageo Capital plc	1.375	09/29/25	512,308
425,000	Diageo Capital plc	3.875	05/18/28	498,557
525,000	Diageo Capital plc	2.000	04/29/30	540,448
1,900,000	Diageo Capital plc	2.125	04/29/32	1,969,509
200,000	Diageo Capital plc	5.875	09/30/36	283,142
400,000	Diageo Capital plc	3.875	04/29/43	479,134
150,000	Flowers Foods, Inc	4.375	04/01/22	155,367
100,000	Flowers Foods, Inc	3.500	10/01/26	108,920
200,000	Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	207,931
300,000	Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	364,233
2,500,000	Fomento Economico Mexicano SAB de C.V.	3.500	01/16/50	2,653,153
200,000	General Mills, Inc	3.150	12/15/21	205,281
500,000	General Mills, Inc	2.600	10/12/22	520,245
200,000	General Mills, Inc	3.700	10/17/23	218,036
500,000	General Mills, Inc	3.650	02/15/24	545,063
150,000	General Mills, Inc	4.000	04/17/25	170,281
800,000	General Mills, Inc	3.200	02/10/27	898,033
3,800,000	General Mills, Inc	4.200	04/17/28	4,483,879
100,000	General Mills, Inc	2.875	04/15/30	109,651
150,000	General Mills, Inc	5.400	06/15/40	205,100
100,000	General Mills, Inc	4.150	02/15/43	122,665
200,000	General Mills, Inc	4.700	04/17/48	272,447
300,000	Hershey Co	2.050	11/15/24	317,565
500,000	Hershey Co	0.900	06/01/25	502,487
300,000	Hershey Co	2.450	11/15/29	325,258
500,000	Hershey Co	1.700	06/01/30	513,914
300,000	Hershey Co	3.375	08/15/46	341,363
300,000	Hershey Co	3.125	11/15/49	330,906

42

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Hershey Co	2.650%	06/01/50	$102,439
1,500,000		Hormel Foods Corp	1.800	06/11/30	1,547,170
300,000		Ingredion, Inc	3.200	10/01/26	331,381
750,000		Ingredion, Inc	3.900	06/01/50	841,607
275,000		JM Smucker Co	3.500	10/15/21	283,477
300,000		JM Smucker Co	3.000	03/15/22	311,070
1,475,000		JM Smucker Co	3.500	03/15/25	1,652,845
200,000		JM Smucker Co	3.375	12/15/27	222,774
150,000		JM Smucker Co	2.375	03/15/30	156,425
300,000		JM Smucker Co	4.250	03/15/35	361,587
300,000		JM Smucker Co	4.375	03/15/45	361,310
400,000		JM Smucker Co	3.550	03/15/50	426,883
417,000		Kellogg Co	2.650	12/01/23	441,947
1,800,000		Kellogg Co	3.250	04/01/26	2,006,777
200,000		Kellogg Co	3.400	11/15/27	225,393
800,000		Kellogg Co	4.300	05/15/28	945,083
275,000		Kellogg Co	2.100	06/01/30	281,508
150,000		Kellogg Co	4.500	04/01/46	187,102
1,025,000		Keurig Dr Pepper, Inc	3.551	05/25/21	1,045,530
1,600,000		Keurig Dr Pepper, Inc	4.057	05/25/23	1,739,595
500,000		Keurig Dr Pepper, Inc	3.130	12/15/23	537,648
275,000		Keurig Dr Pepper, Inc	4.417	05/25/25	316,723
200,000		Keurig Dr Pepper, Inc	3.400	11/15/25	222,690
200,000		Keurig Dr Pepper, Inc	2.550	09/15/26	216,900
2,750,000		Keurig Dr Pepper, Inc	4.597	05/25/28	3,300,654
750,000		Keurig Dr Pepper, Inc	3.200	05/01/30	837,286
500,000		Keurig Dr Pepper, Inc	4.420	12/15/46	614,581
750,000		Keurig Dr Pepper, Inc	5.085	05/25/48	1,001,665
300,000		Keurig Dr Pepper, Inc	3.800	05/01/50	344,348
400,000		McCormick & Co, Inc	2.700	08/15/22	416,506
250,000		McCormick & Co, Inc	3.150	08/15/24	271,783
250,000		McCormick & Co, Inc	3.400	08/15/27	280,927
500,000		McCormick & Co, Inc	2.500	04/15/30	533,949
400,000		McCormick & Co, Inc	4.200	08/15/47	496,515
925,000		Mead Johnson Nutrition Co	4.125	11/15/25	1,068,725
350,000		Mead Johnson Nutrition Co	4.600	06/01/44	468,164
800,000		Molson Coors Brewing Co	2.100	07/15/21	809,562
900,000		Molson Coors Brewing Co	3.500	05/01/22	935,667
1,025,000		Molson Coors Brewing Co	3.000	07/15/26	1,093,816
525,000		Molson Coors Brewing Co	5.000	05/01/42	593,554
1,550,000		Molson Coors Brewing Co	4.200	07/15/46	1,636,708
1,000,000		Mondelez International, Inc	0.625	07/01/22	1,003,447
150,000		Mondelez International, Inc	2.125	04/13/23	155,681
500,000		Mondelez International, Inc	3.625	05/07/23	541,516
1,000,000		Mondelez International, Inc	1.500	05/04/25	1,026,430
300,000		Mondelez International, Inc	3.625	02/13/26	340,018
500,000		Mondelez International, Inc	4.125	05/07/28	599,230
775,000		Mondelez International, Inc	2.750	04/13/30	843,410
400,000		Mondelez International, Inc	1.500	02/04/31	389,703
725,000	h	Mondelez International, Inc	1.875	10/15/32	723,296
100,000		Mondelez International, Inc	4.625	05/07/48	137,567
700,000	h	Mondelez International, Inc	2.625	09/04/50	674,383
1,375,000		PepsiCo, Inc	1.700	10/06/21	1,391,877
400,000		PepsiCo, Inc	2.750	03/05/22	413,847

43

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$600,000	PepsiCo, Inc	3.100%	07/17/22	$627,696
700,000	PepsiCo, Inc	2.750	03/01/23	740,256
1,425,000	PepsiCo, Inc	3.600	03/01/24	1,562,235
750,000	PepsiCo, Inc	2.250	03/19/25	802,967
525,000	PepsiCo, Inc	2.750	04/30/25	572,331
425,000	PepsiCo, Inc	3.500	07/17/25	478,892
275,000	PepsiCo, Inc	2.850	02/24/26	304,787
1,300,000	PepsiCo, Inc	2.375	10/06/26	1,415,074
150,000	PepsiCo, Inc	2.625	03/19/27	164,712
500,000	PepsiCo, Inc	2.750	03/19/30	559,304
2,275,000	PepsiCo, Inc	1.625	05/01/30	2,335,233
750,000	PepsiCo, Inc	3.500	03/19/40	886,557
625,000	PepsiCo, Inc	4.000	03/05/42	783,536
200,000	PepsiCo, Inc	3.600	08/13/42	236,202
450,000	PepsiCo, Inc	4.600	07/17/45	610,658
1,600,000	PepsiCo, Inc	4.450	04/14/46	2,125,193
575,000	PepsiCo, Inc	3.450	10/06/46	665,193
925,000	PepsiCo, Inc	4.000	05/02/47	1,165,402
1,250,000	PepsiCo, Inc	3.375	07/29/49	1,437,113
750,000	PepsiCo, Inc	2.875	10/15/49	804,233
750,000	PepsiCo, Inc	3.625	03/19/50	909,413
750,000	PepsiCo, Inc	3.875	03/19/60	944,286
200,000	Philip Morris International, Inc	2.900	11/15/21	205,393
300,000	Philip Morris International, Inc	2.625	02/18/22	308,545
425,000	Philip Morris International, Inc	2.375	08/17/22	437,772
375,000	Philip Morris International, Inc	2.500	08/22/22	389,713
450,000	Philip Morris International, Inc	2.500	11/02/22	468,448
500,000	Philip Morris International, Inc	2.625	03/06/23	524,871
300,000	Philip Morris International, Inc	2.125	05/10/23	310,803
300,000	Philip Morris International, Inc	3.600	11/15/23	326,748
600,000	Philip Morris International, Inc	3.250	11/10/24	660,161
500,000	Philip Morris International, Inc	1.500	05/01/25	515,919
500,000	Philip Morris International, Inc	3.375	08/11/25	556,346
700,000	Philip Morris International, Inc	2.750	02/25/26	768,177
1,300,000	Philip Morris International, Inc	3.125	08/17/27	1,463,195
1,500,000	Philip Morris International, Inc	3.125	03/02/28	1,658,226
1,450,000	Philip Morris International, Inc	3.375	08/15/29	1,650,759
450,000	Philip Morris International, Inc	2.100	05/01/30	462,555
400,000	Philip Morris International, Inc	6.375	05/16/38	592,871
225,000	Philip Morris International, Inc	4.375	11/15/41	273,877
200,000	Philip Morris International, Inc	4.500	03/20/42	245,154
275,000	Philip Morris International, Inc	3.875	08/21/42	311,025
300,000	Philip Morris International, Inc	4.125	03/04/43	350,508
200,000	Philip Morris International, Inc	4.875	11/15/43	255,817
2,000,000	Philip Morris International, Inc	4.250	11/10/44	2,412,436
2,500,000	Reynolds American, Inc	4.000	06/12/22	2,634,922
200,000	Reynolds American, Inc	4.850	09/15/23	223,131
550,000	Reynolds American, Inc	4.450	06/12/25	618,817
750,000	Reynolds American, Inc	5.700	08/15/35	935,485
65,000	Reynolds American, Inc	7.250	06/15/37	85,645
200,000	Reynolds American, Inc	6.150	09/15/43	251,343
1,775,000	Reynolds American, Inc	5.850	08/15/45	2,151,434
1,600,000	Tyson Foods, Inc	4.500	06/15/22	1,694,251

44

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Tyson Foods, Inc	3.900%	09/28/23	$109,313
750,000	Tyson Foods, Inc	3.950	08/15/24	834,826
500,000	Tyson Foods, Inc	4.000	03/01/26	572,625
1,150,000	Tyson Foods, Inc	3.550	06/02/27	1,298,585
500,000	Tyson Foods, Inc	4.350	03/01/29	605,608
500,000	Tyson Foods, Inc	5.150	08/15/44	662,194
300,000	Tyson Foods, Inc	4.550	06/02/47	377,183
1,700,000	Tyson Foods, Inc	5.100	09/28/48	2,338,495
	TOTAL FOOD, BEVERAGE & TOBACCO			213,766,331

HEALTH CARE EQUIPMENT & SERVICES - 1.4%
175,000	Abbott Laboratories	2.550	03/15/22	180,672
200,000	Abbott Laboratories	3.400	11/30/23	217,291
275,000	Abbott Laboratories	2.950	03/15/25	300,274
1,708,000	Abbott Laboratories	3.750	11/30/26	1,981,428
625,000	Abbott Laboratories	1.150	01/30/28	629,959
200,000	Abbott Laboratories	1.400	06/30/30	200,789
2,750,000	Abbott Laboratories	4.750	11/30/36	3,675,400
3,450,000	Abbott Laboratories	4.900	11/30/46	4,853,648
500,000	Adventist Health System	2.952	03/01/29	530,361
500,000	Adventist Health System	3.630	03/01/49	515,496
200,000	Advocate Health & Hospitals Corp	3.829	08/15/28	231,457
750,000	Advocate Health & Hospitals Corp	2.211	06/15/30	780,178
100,000	Advocate Health & Hospitals Corp	4.272	08/15/48	127,371
600,000	Advocate Health & Hospitals Corp	3.387	10/15/49	668,024
500,000	Advocate Health & Hospitals Corp	3.008	06/15/50	528,392
200,000	Allina Health System	3.887	04/15/49	240,903
400,000	AmerisourceBergen Corp	3.400	05/15/24	435,882
700,000	AmerisourceBergen Corp	3.250	03/01/25	768,983
200,000	AmerisourceBergen Corp	3.450	12/15/27	228,470
1,000,000	AmerisourceBergen Corp	2.800	05/15/30	1,068,429
700,000	AmerisourceBergen Corp	4.300	12/15/47	812,847
150,000	Anthem, Inc	3.700	08/15/21	153,011
1,000,000	Anthem, Inc	3.125	05/15/22	1,042,843
500,000	Anthem, Inc	3.300	01/15/23	529,530
225,000	Anthem, Inc	3.500	08/15/24	245,949
1,625,000	Anthem, Inc	3.350	12/01/24	1,782,891
1,500,000	Anthem, Inc	2.375	01/15/25	1,593,465
850,000	Anthem, Inc	3.650	12/01/27	967,820
1,225,000	Anthem, Inc	4.101	03/01/28	1,423,822
500,000	Anthem, Inc	2.875	09/15/29	539,654
1,500,000	Anthem, Inc	2.250	05/15/30	1,539,431
1,150,000	Anthem, Inc	4.625	05/15/42	1,439,008
125,000	Anthem, Inc	4.650	01/15/43	157,185
500,000	Anthem, Inc	5.100	01/15/44	664,497
425,000	Anthem, Inc	4.650	08/15/44	532,136
625,000	Anthem, Inc	4.375	12/01/47	763,874
1,800,000	Anthem, Inc	4.550	03/01/48	2,258,068
500,000	Anthem, Inc	3.700	09/15/49	556,585
1,150,000	Anthem, Inc	3.125	05/15/50	1,159,867
500,000	Ascension Health	2.532	11/15/29	541,792
500,000	Ascension Health	3.106	11/15/39	535,727
875,000	Ascension Health	3.945	11/15/46	1,086,818
200,000	Ascension Health	4.847	11/15/53	289,721

45

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Banner Health	2.338%	01/01/30	$518,938
500,000	Banner Health	3.181	01/01/50	543,146
475,000	Baxter International, Inc	2.600	08/15/26	519,161
300,000	Baxter International, Inc	3.500	08/15/46	341,571
290,000	Baylor Scott & White Holdings	4.185	11/15/45	354,553
200,000	Baylor Scott & White Holdings	3.967	11/15/46	236,841
1,450,000	Becton Dickinson & Co	2.894	06/06/22	1,500,061
1,400,000	Becton Dickinson & Co	3.363	06/06/24	1,514,520
601,000	Becton Dickinson & Co	3.734	12/15/24	664,280
1,277,000	Becton Dickinson & Co	3.700	06/06/27	1,447,227
675,000	Becton Dickinson & Co	2.823	05/20/30	727,432
391,000	Becton Dickinson & Co	4.685	12/15/44	482,507
1,000,000	Becton Dickinson & Co	4.669	06/06/47	1,232,245
1,000,000	Becton Dickinson & Co	3.794	05/20/50	1,115,916
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	100,937
500,000	Bon Secours Mercy Health, Inc	3.464	06/01/30	561,315
300,000	Boston Scientific Corp	3.375	05/15/22	313,635
500,000	Boston Scientific Corp	3.450	03/01/24	541,624
1,155,000	Boston Scientific Corp	3.850	05/15/25	1,309,941
500,000	Boston Scientific Corp	3.750	03/01/26	569,659
700,000	Boston Scientific Corp	4.000	03/01/28	805,402
275,000	Boston Scientific Corp	4.000	03/01/29	319,733
1,500,000	Boston Scientific Corp	2.650	06/01/30	1,595,603
700,000	Boston Scientific Corp	4.550	03/01/39	875,171
775,000	Boston Scientific Corp	4.700	03/01/49	1,021,532
625,000	Cardinal Health, Inc	2.616	06/15/22	644,958
100,000	Cardinal Health, Inc	3.200	06/15/22	104,079
200,000	Cardinal Health, Inc	3.200	03/15/23	211,593
650,000	Cardinal Health, Inc	3.079	06/15/24	698,791
100,000	Cardinal Health, Inc	3.500	11/15/24	109,320
200,000	Cardinal Health, Inc	3.750	09/15/25	223,746
1,475,000	Cardinal Health, Inc	3.410	06/15/27	1,641,346
100,000	Cardinal Health, Inc	4.600	03/15/43	109,447
200,000	Cardinal Health, Inc	4.500	11/15/44	217,542
200,000	Cardinal Health, Inc	4.900	09/15/45	230,950
500,000	Cardinal Health, Inc	4.368	06/15/47	540,876
200,000	CHRISTUS Health	4.341	07/01/28	232,634
1,500,000	Cigna Corp	3.400	09/17/21	1,543,670
525,000	Cigna Corp	3.900	02/15/22	549,235
1,100,000	Cigna Corp	3.000	07/15/23	1,165,610
1,147,000	Cigna Corp	3.750	07/15/23	1,242,887
300,000	Cigna Corp	3.500	06/15/24	327,138
900,000	Cigna Corp	3.250	04/15/25	989,183
150,000	Cigna Corp	4.500	02/25/26	174,915
1,475,000	Cigna Corp	3.400	03/01/27	1,653,145
300,000	Cigna Corp	3.050	10/15/27	333,342
3,275,000	Cigna Corp	4.375	10/15/28	3,889,563
250,000	Cigna Corp	2.400	03/15/30	258,498
1,700,000	Cigna Corp	4.800	08/15/38	2,106,987
225,000	Cigna Corp	3.200	03/15/40	238,084
93,000	Cigna Corp	6.125	11/15/41	130,791
975,000	Cigna Corp	4.800	07/15/46	1,223,713
1,150,000	Cigna Corp	3.875	10/15/47	1,267,706

46

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,450,000	Cigna Corp	4.900%	12/15/48	$3,187,340
750,000	Cigna Corp	3.400	03/15/50	785,911
600,000	City of Hope	4.378	08/15/48	728,398
150,000	Covidien International Finance S.A.	3.200	06/15/22	156,014
900,000	CVS Health Corp	3.500	07/20/22	943,924
925,000	CVS Health Corp	2.750	12/01/22	964,562
900,000	CVS Health Corp	3.375	08/12/24	979,059
250,000	CVS Health Corp	2.625	08/15/24	266,430
1,219,000	CVS Health Corp	4.100	03/25/25	1,377,284
1,969,000	CVS Health Corp	3.875	07/20/25	2,219,878
2,550,000	CVS Health Corp	2.875	06/01/26	2,760,468
1,250,000	CVS Health Corp	3.000	08/15/26	1,365,408
3,000,000	CVS Health Corp	1.300	08/21/27	2,953,210
5,550,000	CVS Health Corp	4.300	03/25/28	6,492,501
275,000	CVS Health Corp	3.250	08/15/29	304,251
1,825,000	CVS Health Corp	1.750	08/21/30	1,786,619
4,100,000	CVS Health Corp	4.780	03/25/38	4,961,790
850,000	CVS Health Corp	2.700	08/21/40	813,022
400,000	CVS Health Corp	5.300	12/05/43	510,622
1,800,000	CVS Health Corp	5.125	07/20/45	2,265,881
8,525,000	CVS Health Corp	5.050	03/25/48	10,841,311
200,000	Danaher Corp	3.350	09/15/25	222,119
200,000	Danaher Corp	4.375	09/15/45	256,018
400,000	Danaher Corp	2.600	10/01/50	389,682
100,000	Dartmouth-Hitchcock Health	4.178	08/01/48	119,387
1,000,000	DENTSPLY SIRONA, Inc	3.250	06/01/30	1,086,453
200,000	Dignity Health	5.267	11/01/64	237,238
400,000	Duke University Health System, Inc	3.920	06/01/47	501,509
400,000	Edwards Lifesciences Corp	4.300	06/15/28	477,966
750,000	Hackensack Meridian Health, Inc	2.675	09/01/41	746,142
200,000	Hackensack Meridian Health, Inc	4.211	07/01/48	246,197
750,000	Hackensack Meridian Health, Inc	2.875	09/01/50	734,689
200,000	Hackensack Meridian Health, Inc	4.500	07/01/57	255,741
685,000	Hartford HealthCare Corp	3.447	07/01/54	669,901
2,500,000	HCA, Inc	5.000	03/15/24	2,801,492
2,000,000	HCA, Inc	4.500	02/15/27	2,245,425
225,000	HCA, Inc	5.125	06/15/39	272,618
875,000	HCA, Inc	5.500	06/15/47	1,091,003
2,500,000	HCA, Inc	5.250	06/15/49	3,039,613
100,000	Humana, Inc	3.150	12/01/22	104,999
400,000	Humana, Inc	2.900	12/15/22	418,432
300,000	Humana, Inc	3.850	10/01/24	331,527
600,000	Humana, Inc	3.950	03/15/27	686,484
175,000	Humana, Inc	3.125	08/15/29	193,501
200,000	Humana, Inc	4.625	12/01/42	248,705
300,000	Humana, Inc	4.950	10/01/44	396,410
600,000	Humana, Inc	4.800	03/15/47	780,315
500,000	Humana, Inc	3.950	08/15/49	591,497
200,000	Indiana University Health, Inc Obligated Group	3.970	11/01/48	248,968
350,000	Johns Hopkins Health System Corp	3.837	05/15/46	428,555
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	104,197
500,000	Kaiser Foundation Hospitals	3.150	05/01/27	559,791
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	135,325
1,265,000	Kaiser Foundation Hospitals	4.150	05/01/47	1,610,277

47

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Kaiser Foundation Hospitals	3.266%	11/01/49	$1,114,390
755,000	Koninklijke Philips NV	5.000	03/15/42	986,647
1,500,000	Laboratory Corp of America Holdings	3.200	02/01/22	1,552,009
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	210,269
700,000	Laboratory Corp of America Holdings	4.000	11/01/23	764,709
200,000	Laboratory Corp of America Holdings	3.250	09/01/24	217,988
500,000	Laboratory Corp of America Holdings	2.300	12/01/24	528,000
100,000	Laboratory Corp of America Holdings	3.600	02/01/25	110,976
300,000	Laboratory Corp of America Holdings	3.600	09/01/27	342,167
500,000	Laboratory Corp of America Holdings	2.950	12/01/29	549,664
800,000	Laboratory Corp of America Holdings	4.700	02/01/45	1,016,300
200,000	Mayo Clinic	4.000	11/15/47	248,998
200,000	Mayo Clinic	4.128	11/15/52	261,195
300,000	McKesson Corp	3.650	11/30/20	301,623
600,000	McKesson Corp	2.700	12/15/22	624,057
200,000	McKesson Corp	2.850	03/15/23	209,726
1,925,000	McKesson Corp	3.796	03/15/24	2,107,867
500,000	McKesson Corp	3.950	02/16/28	582,617
300,000	McKesson Corp	4.750	05/30/29	364,397
200,000	McLaren Health Care Corp	4.386	05/15/48	248,161
433,000	Medtronic, Inc	3.150	03/15/22	450,290
2,059,000	Medtronic, Inc	3.500	03/15/25	2,319,261
2,777,000	Medtronic, Inc	4.375	03/15/35	3,720,185
1,074,000	Medtronic, Inc	4.625	03/15/45	1,475,432
500,000	Memorial Health Services	3.447	11/01/49	522,852
1,000,000	Memorial Sloan-Kettering Cancer Center	2.955	01/01/50	1,057,216
200,000	Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	257,122
500,000	Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	672,225
200,000	Mercy Health	4.302	07/01/28	227,492
1,000,000	Methodist Hospital	2.705	12/01/50	998,002
500,000	Montefiore Obligated Group	5.246	11/01/48	575,949
750,000	Montefiore Obligated Group	4.287	09/01/50	744,190
100,000	Mount Sinai Hospitals Group, Inc	3.981	07/01/48	113,918
600,000	Mount Sinai Hospitals Group, Inc	3.737	07/01/49	662,273
895,000	Mount Sinai Hospitals Group, Inc	3.391	07/01/50	875,397
1,000,000	MultiCare Health System	2.803	08/15/50	982,942
1,000,000	New York and Presbyterian Hospital	2.256	08/01/40	951,667
300,000	New York and Presbyterian Hospital	4.024	08/01/45	375,201
150,000	New York and Presbyterian Hospital	4.063	08/01/56	192,635
1,000,000	New York and Presbyterian Hospital	2.606	08/01/60	966,593
500,000	New York and Presbyterian Hospital	3.954	08/01/19	537,797
140,000	Northwell Healthcare, Inc	3.979	11/01/46	152,816
675,000	Northwell Healthcare, Inc	4.260	11/01/47	773,266
500,000	Northwell Healthcare, Inc	3.809	11/01/49	531,201
1,000,000	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667	10/01/50	948,201
350,000	NYU Hospitals Center	5.750	07/01/43	473,521
250,000	NYU Hospitals Center	4.368	07/01/47	289,933
915,000	NYU Langone Hospitals	3.380	07/01/55	922,675
750,000	OhioHealth Corp	3.042	11/15/50	813,478
100,000	Orlando Health Obligated Group	4.089	10/01/48	112,522
1,000,000	Orlando Health Obligated Group	3.327	10/01/50	1,000,628
200,000	PeaceHealth Obligated Group	4.787	11/15/48	259,341

48

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Providence St. Joseph Health Obligated Group	2.746%	10/01/26	$219,663
570,000		Providence St. Joseph Health Obligated Group	2.532	10/01/29	606,369
100,000		Providence St. Joseph Health Obligated Group	3.744	10/01/47	115,152
350,000		Providence St. Joseph Health Obligated Group	3.930	10/01/48	415,351
400,000		Quest Diagnostics, Inc	4.700	04/01/21	408,320
125,000		Quest Diagnostics, Inc	3.500	03/30/25	138,468
225,000		Quest Diagnostics, Inc	3.450	06/01/26	254,752
500,000		Quest Diagnostics, Inc	4.200	06/30/29	595,072
750,000		Quest Diagnostics, Inc	2.950	06/30/30	818,655
500,000		Quest Diagnostics, Inc	2.800	06/30/31	539,594
300,000		Quest Diagnostics, Inc	4.700	03/30/45	378,025
390,000		Rush Obligated Group	3.922	11/15/29	453,206
200,000		RWJ Barnabas Health, Inc	3.949	07/01/46	226,778
1,000,000	h	Sharp HealthCare	2.680	08/01/50	1,002,770
300,000		SSM Health Care Corp	3.688	06/01/23	324,575
400,000		SSM Health Care Corp	3.823	06/01/27	439,896
500,000		Stanford Health Care	3.795	11/15/48	610,798
475,000		Stryker Corp	1.150	06/15/25	480,862
200,000		Stryker Corp	3.375	11/01/25	222,949
1,600,000		Stryker Corp	3.500	03/15/26	1,805,058
500,000		Stryker Corp	3.650	03/07/28	581,960
600,000		Stryker Corp	1.950	06/15/30	610,977
200,000		Stryker Corp	4.100	04/01/43	236,720
200,000		Stryker Corp	4.375	05/15/44	247,571
550,000		Stryker Corp	4.625	03/15/46	715,512
575,000		Stryker Corp	2.900	06/15/50	591,222
200,000		Sutter Health	3.695	08/15/28	224,816
200,000		Sutter Health	4.091	08/15/48	236,441
1,000,000		Texas Health Resources	2.328	11/15/50	930,831
100,000		Texas Health Resources	4.330	11/15/55	133,713
300,000		Trinity Health Corp	4.125	12/01/45	365,013
185,000		Trinity Health Corp	3.434	12/01/48	194,564
700,000		UnitedHealth Group, Inc	4.700	02/15/21	703,670
500,000		UnitedHealth Group, Inc	2.875	12/15/21	515,472
250,000		UnitedHealth Group, Inc	2.875	03/15/22	257,568
800,000		UnitedHealth Group, Inc	3.350	07/15/22	842,954
625,000		UnitedHealth Group, Inc	2.375	10/15/22	649,861
325,000		UnitedHealth Group, Inc	2.750	02/15/23	340,893
400,000		UnitedHealth Group, Inc	2.875	03/15/23	423,692
1,650,000		UnitedHealth Group, Inc	3.500	02/15/24	1,812,056
500,000		UnitedHealth Group, Inc	3.700	12/15/25	572,365
1,000,000		UnitedHealth Group, Inc	1.250	01/15/26	1,023,637
200,000		UnitedHealth Group, Inc	3.450	01/15/27	227,414
300,000		UnitedHealth Group, Inc	3.375	04/15/27	341,856
1,700,000		UnitedHealth Group, Inc	2.950	10/15/27	1,893,610
2,375,000		UnitedHealth Group, Inc	3.850	06/15/28	2,795,030
500,000		UnitedHealth Group, Inc	3.875	12/15/28	593,405
1,000,000		UnitedHealth Group, Inc	2.875	08/15/29	1,112,803
925,000		UnitedHealth Group, Inc	4.625	07/15/35	1,215,147
150,000		UnitedHealth Group, Inc	5.800	03/15/36	216,706
365,000		UnitedHealth Group, Inc	6.625	11/15/37	575,541
200,000		UnitedHealth Group, Inc	6.875	02/15/38	321,344
275,000		UnitedHealth Group, Inc	3.500	08/15/39	315,366
300,000		UnitedHealth Group, Inc	4.375	03/15/42	380,609

49

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$350,000	UnitedHealth Group, Inc	3.950%	10/15/42	$423,997
375,000	UnitedHealth Group, Inc	4.250	03/15/43	472,810
1,500,000	UnitedHealth Group, Inc	4.750	07/15/45	2,023,615
800,000	UnitedHealth Group, Inc	4.200	01/15/47	1,009,474
300,000	UnitedHealth Group, Inc	4.250	04/15/47	380,635
500,000	UnitedHealth Group, Inc	3.750	10/15/47	592,189
1,700,000	UnitedHealth Group, Inc	4.250	06/15/48	2,162,651
1,600,000	UnitedHealth Group, Inc	4.450	12/15/48	2,130,622
1,000,000	UnitedHealth Group, Inc	3.700	08/15/49	1,193,590
1,000,000	UnitedHealth Group, Inc	2.900	05/15/50	1,042,158
1,250,000	UnitedHealth Group, Inc	3.875	08/15/59	1,511,691
1,000,000	UnitedHealth Group, Inc	3.125	05/15/60	1,070,075
750,000	Zimmer Biomet Holdings, Inc	3.150	04/01/22	775,709
250,000	Zimmer Biomet Holdings, Inc	3.700	03/19/23	266,894
2,575,000	Zimmer Biomet Holdings, Inc	3.550	04/01/25	2,846,098
225,000	Zimmer Biomet Holdings, Inc	3.050	01/15/26	246,856
1,100,000	Zimmer Biomet Holdings, Inc	3.550	03/20/30	1,232,452
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			237,884,855

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
100,000	Church & Dwight Co, Inc	2.450	08/01/22	103,184
250,000	Church & Dwight Co, Inc	2.875	10/01/22	261,882
500,000	Church & Dwight Co, Inc	3.150	08/01/27	551,939
100,000	Church & Dwight Co, Inc	3.950	08/01/47	117,416
100,000	Clorox Co	3.800	11/15/21	103,826
100,000	Clorox Co	3.050	09/15/22	104,427
200,000	Clorox Co	3.500	12/15/24	222,401
300,000	Clorox Co	3.100	10/01/27	337,789
500,000	Clorox Co	3.900	05/15/28	595,872
1,000,000	Clorox Co	1.800	05/15/30	1,028,766
200,000	Colgate-Palmolive Co	2.300	05/03/22	206,221
1,100,000	Colgate-Palmolive Co	2.250	11/15/22	1,144,596
200,000	Colgate-Palmolive Co	1.950	02/01/23	206,886
300,000	Colgate-Palmolive Co	3.250	03/15/24	327,740
60,000	Colgate-Palmolive Co	6.450	06/16/28	77,163
300,000	Colgate-Palmolive Co	4.000	08/15/45	402,759
550,000	Colgate-Palmolive Co	3.700	08/01/47	726,738
200,000	Estee Lauder Cos, Inc	2.350	08/15/22	206,834
125,000	Estee Lauder Cos, Inc	2.000	12/01/24	131,658
450,000	Estee Lauder Cos, Inc	3.150	03/15/27	507,397
200,000	Estee Lauder Cos, Inc	2.375	12/01/29	214,985
100,000	Estee Lauder Cos, Inc	2.600	04/15/30	109,189
100,000	Estee Lauder Cos, Inc	6.000	05/15/37	143,917
300,000	Estee Lauder Cos, Inc	4.375	06/15/45	391,227
375,000	Estee Lauder Cos, Inc	4.150	03/15/47	470,614
700,000	Estee Lauder Cos, Inc	3.125	12/01/49	768,277
125,000	Kimberly-Clark Corp	2.400	03/01/22	128,580
950,000	Kimberly-Clark Corp	3.050	08/15/25	1,052,906
200,000	Kimberly-Clark Corp	1.050	09/15/27	201,384
412,000	Kimberly-Clark Corp	3.950	11/01/28	494,845
1,500,000	Kimberly-Clark Corp	3.200	04/25/29	1,726,791
200,000	Kimberly-Clark Corp	6.625	08/01/37	317,651
725,000	Kimberly-Clark Corp	3.200	07/30/46	834,891

50

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Kimberly-Clark Corp	3.900%	05/04/47	$256,204
300,000	Kimberly-Clark Corp	2.875	02/07/50	332,582
800,000	Procter & Gamble Co	2.300	02/06/22	821,866
2,400,000	Procter & Gamble Co	2.150	08/11/22	2,484,902
600,000	Procter & Gamble Co	3.100	08/15/23	645,437
750,000	Procter & Gamble Co	2.700	02/02/26	838,194
1,750,000	Procter & Gamble Co	2.450	11/03/26	1,934,348
750,000	Procter & Gamble Co	2.850	08/11/27	847,133
700,000	Procter & Gamble Co	3.500	10/25/47	873,618
1,800,000	Procter & Gamble Co	3.600	03/25/50	2,280,593
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			25,535,628

INSURANCE - 0.9%
250,000	ACE INA Holdings, Inc	2.700	03/13/23	263,018
700,000	ACE INA Holdings, Inc	3.150	03/15/25	773,025
2,325,000	ACE INA Holdings, Inc	3.350	05/03/26	2,634,081
150,000	ACE INA Holdings, Inc	4.150	03/13/43	189,507
1,600,000	ACE INA Holdings, Inc	4.350	11/03/45	2,092,308
500,000	Aegon NV	5.500	04/11/48	549,778
1,175,000	Aetna, Inc	2.750	11/15/22	1,222,615
1,125,000	Aetna, Inc	2.800	06/15/23	1,185,455
325,000	Aetna, Inc	3.500	11/15/24	356,079
440,000	Aetna, Inc	6.625	06/15/36	624,827
350,000	Aetna, Inc	4.500	05/15/42	415,957
500,000	Aetna, Inc	4.125	11/15/42	569,352
1,050,000	Aetna, Inc	3.875	08/15/47	1,170,414
600,000	Aflac, Inc	3.625	06/15/23	650,793
525,000	Aflac, Inc	3.625	11/15/24	586,042
200,000	Aflac, Inc	2.875	10/15/26	220,459
375,000	Aflac, Inc	3.600	04/01/30	439,040
200,000	Aflac, Inc	4.000	10/15/46	231,989
500,000	Aflac, Inc	4.750	01/15/49	643,375
300,000	Alleghany Corp	4.950	06/27/22	318,887
1,000,000	Alleghany Corp	3.625	05/15/30	1,123,342
200,000	Alleghany Corp	4.900	09/15/44	249,385
300,000	Allied World Assurance Co Holdings Ltd	4.350	10/29/25	324,743
1,250,000	Allstate Corp	3.150	06/15/23	1,343,444
275,000	Allstate Corp	3.280	12/15/26	312,767
600,000	Allstate Corp	4.500	06/15/43	761,948
975,000	Allstate Corp	4.200	12/15/46	1,214,969
250,000	Allstate Corp	3.850	08/10/49	296,506
200,000	Allstate Corp	5.750	08/15/53	207,754
300,000	American Financial Group, Inc	3.500	08/15/26	324,704
325,000	American Financial Group, Inc	5.250	04/02/30	393,435
400,000	American Financial Group, Inc	4.500	06/15/47	442,749
600,000	American International Group, Inc	4.125	02/15/24	665,706
500,000	American International Group, Inc	2.500	06/30/25	534,351
750,000	American International Group, Inc	3.750	07/10/25	840,196
825,000	American International Group, Inc	4.200	04/01/28	955,103
2,600,000	American International Group, Inc	4.250	03/15/29	3,050,314
1,000,000	American International Group, Inc	3.400	06/30/30	1,103,101
1,675,000	American International Group, Inc	3.875	01/15/35	1,925,120
300,000	American International Group, Inc	4.700	07/10/35	376,152
925,000	American International Group, Inc	6.250	05/01/36	1,280,847

51

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$725,000	American International Group, Inc	4.500%	07/16/44	$849,378
300,000	American International Group, Inc	4.800	07/10/45	366,395
1,000,000	American International Group, Inc	4.750	04/01/48	1,223,358
300,000	American International Group, Inc	5.750	04/01/48	327,032
1,000,000	American International Group, Inc	4.375	06/30/50	1,167,592
200,000	American International Group, Inc	4.375	01/15/55	228,901
300,000	Aon Corp	2.200	11/15/22	310,382
200,000	Aon Corp	4.500	12/15/28	241,689
450,000	Aon Corp	3.750	05/02/29	518,754
450,000	Aon Corp	2.800	05/15/30	485,834
200,000	Aon Corp	6.250	09/30/40	292,824
200,000	Aon plc	4.000	11/27/23	218,612
300,000	Aon plc	3.500	06/14/24	326,815
2,450,000	Aon plc	3.875	12/15/25	2,798,312
550,000	Aon plc	4.750	05/15/45	715,028
1,050,000	Arch Capital Group Ltd	4.011	12/15/26	1,218,623
200,000	Arch Capital Group Ltd	5.031	12/15/46	251,591
600,000	Arch Capital Group Ltd	3.635	06/30/50	643,546
300,000	Arch Capital Group US, Inc	5.144	11/01/43	380,974
200,000	Aspen Insurance Holdings Ltd	4.650	11/15/23	216,535
100,000	Assurant, Inc	4.000	03/15/23	105,396
300,000	Assurant, Inc	4.200	09/27/23	321,098
300,000	Assurant, Inc	4.900	03/27/28	332,197
500,000	Assurant, Inc	3.700	02/22/30	520,362
7,000	Assurant, Inc	6.750	02/15/34	8,557
200,000	Assured Guaranty US Holdings, Inc	5.000	07/01/24	225,778
675,000	Athene Holding Ltd	4.125	01/12/28	731,269
500,000	Athene Holding Ltd	6.150	04/03/30	592,589
770,000	AXA S.A.	8.600	12/15/30	1,177,392
300,000	AXIS Specialty Finance LLC	3.900	07/15/29	327,690
250,000	AXIS Specialty Finance LLC	4.900	01/15/40	249,606
200,000	AXIS Specialty Finance plc	4.000	12/06/27	218,813
275,000	Berkshire Hathaway Finance Corp	3.000	05/15/22	286,746
100,000	Berkshire Hathaway Finance Corp	1.850	03/12/30	104,459
300,000	Berkshire Hathaway Finance Corp	4.400	05/15/42	381,629
2,175,000	Berkshire Hathaway Finance Corp	4.200	08/15/48	2,790,596
1,725,000	Berkshire Hathaway Finance Corp	4.250	01/15/49	2,244,794
1,475,000	Brighthouse Financial, Inc	3.700	06/22/27	1,531,471
1,000,000	Brighthouse Financial, Inc	5.625	05/15/30	1,166,124
725,000	Brighthouse Financial, Inc	4.700	06/22/47	693,294
500,000	Brown & Brown, Inc	4.500	03/15/29	570,348
1,000,000	Brown & Brown, Inc	2.375	03/15/31	1,008,931
450,000	Chubb Corp	6.000	05/11/37	669,716
1,225,000	Chubb INA Holdings, Inc	2.875	11/03/22	1,281,285
1,325,000	Chubb INA Holdings, Inc	1.375	09/15/30	1,306,033
200,000	Cincinnati Financial Corp	6.920	05/15/28	265,086
690,000	CNA Financial Corp	3.950	05/15/24	764,440
200,000	CNA Financial Corp	4.500	03/01/26	234,856
225,000	CNA Financial Corp	3.450	08/15/27	252,663
100,000	CNA Financial Corp	3.900	05/01/29	114,634
150,000	CNA Financial Corp	2.050	08/15/30	148,650
200,000	Enstar Group Ltd	4.500	03/10/22	208,359
500,000	Enstar Group Ltd	4.950	06/01/29	559,958

52

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Everest Reinsurance Holdings, Inc	4.868%	06/01/44	$342,403
400,000		Fairfax Financial Holdings Ltd	4.850	04/17/28	438,118
500,000	g	Fairfax Financial Holdings Ltd	4.625	04/29/30	542,073
250,000		Fidelity National Financial, Inc	5.500	09/01/22	271,317
300,000		Fidelity National Financial, Inc	4.500	08/15/28	348,133
1,000,000		Fidelity National Financial, Inc	3.400	06/15/30	1,073,867
500,000		Fidelity National Financial, Inc	2.450	03/15/31	495,481
750,000		First American Financial Corp	4.000	05/15/30	825,953
350,000		Globe Life, Inc	2.150	08/15/30	351,820
200,000		Hanover Insurance Group, Inc	4.500	04/15/26	227,368
1,000,000		Hanover Insurance Group, Inc	2.500	09/01/30	1,026,112
750,000		Hartford Financial Services Group, Inc	2.800	08/19/29	812,731
400,000		Hartford Financial Services Group, Inc	4.300	04/15/43	468,906
450,000		Hartford Financial Services Group, Inc	4.400	03/15/48	554,607
450,000		Hartford Financial Services Group, Inc	3.600	08/19/49	498,578
200,000		Kemper Corp	4.350	02/15/25	219,420
500,000		Kemper Corp	2.400	09/30/30	492,427
400,000		Leucadia National Corp	5.500	10/18/23	441,233
400,000		Lincoln National Corp	4.200	03/15/22	422,841
625,000		Lincoln National Corp	4.000	09/01/23	682,264
175,000		Lincoln National Corp	3.350	03/09/25	191,427
600,000		Lincoln National Corp	3.625	12/12/26	677,100
1,175,000		Lincoln National Corp	3.800	03/01/28	1,351,999
650,000		Lincoln National Corp	3.050	01/15/30	701,111
500,000		Lincoln National Corp	3.400	01/15/31	557,043
150,000		Lincoln National Corp	7.000	06/15/40	219,520
250,000		Lincoln National Corp	4.350	03/01/48	286,036
500,000		Lincoln National Corp	4.375	06/15/50	577,965
200,000		Loews Corp	2.625	05/15/23	209,808
800,000		Loews Corp	3.750	04/01/26	911,980
400,000		Loews Corp	3.200	05/15/30	446,831
200,000		Loews Corp	4.125	05/15/43	231,509
700,000		Manulife Financial Corp	4.150	03/04/26	820,866
1,000,000		Manulife Financial Corp	2.484	05/19/27	1,069,591
1,300,000		Manulife Financial Corp	4.061	02/24/32	1,406,584
200,000		Manulife Financial Corp	5.375	03/04/46	279,136
150,000		Markel Corp	4.900	07/01/22	160,831
600,000		Markel Corp	3.500	11/01/27	657,285
200,000		Markel Corp	3.350	09/17/29	220,685
150,000		Markel Corp	5.000	04/05/46	198,505
100,000		Markel Corp	4.300	11/01/47	118,225
750,000		Markel Corp	5.000	05/20/49	999,784
200,000		Markel Corp	4.150	09/17/50	239,208
725,000		Marsh & McLennan Cos, Inc	3.875	03/15/24	803,567
2,300,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	2,540,087
1,700,000		Marsh & McLennan Cos, Inc	4.375	03/15/29	2,063,641
450,000		Marsh & McLennan Cos, Inc	2.250	11/15/30	470,712
250,000		Marsh & McLennan Cos, Inc	4.750	03/15/39	328,548
100,000		Marsh & McLennan Cos, Inc	4.350	01/30/47	128,699
300,000		Marsh & McLennan Cos, Inc	4.200	03/01/48	378,194
1,200,000		Marsh & McLennan Cos, Inc	4.900	03/15/49	1,670,472
200,000		Mercury General Corp	4.400	03/15/27	216,514
700,000		MetLife, Inc	3.048	12/15/22	740,285
525,000		MetLife, Inc	4.368	09/15/23	584,570

53

TIAA-CREF FUNDS – Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$700,000		MetLife, Inc		3.600%	04/10/24	$772,960
700,000		MetLife, Inc		3.600	11/13/25	794,501
675,000		MetLife, Inc		6.375	06/15/34	1,025,291
1,530,000		MetLife, Inc		5.700	06/15/35	2,241,738
130,000		MetLife, Inc		5.875	02/06/41	188,808
450,000		MetLife, Inc		4.125	08/13/42	547,567
750,000		MetLife, Inc		4.875	11/13/43	1,004,167
500,000		MetLife, Inc		4.721	12/15/44	657,860
800,000		MetLife, Inc		4.050	03/01/45	971,189
1,650,000		MetLife, Inc		4.600	05/13/46	2,158,251
200,000		Montpelier Re Holdings Ltd		4.700	10/15/22	212,197
20,000		Nationwide Financial Services		6.750	05/15/37	23,532
200,000		Old Republic International Corp		4.875	10/01/24	226,993
100,000		Old Republic International Corp		3.875	08/26/26	113,658
500,000		PartnerRe Finance B LLC		3.700	07/02/29	556,939
500,000		PartnerRe Finance B LLC		4.500	10/01/50	501,533
100,000		Primerica, Inc		4.750	07/15/22	106,645
100,000		Principal Financial Group, Inc		3.300	09/15/22	105,243
150,000		Principal Financial Group, Inc		3.125	05/15/23	160,174
200,000		Principal Financial Group, Inc		3.400	05/15/25	221,942
850,000		Principal Financial Group, Inc		3.100	11/15/26	945,498
100,000		Principal Financial Group, Inc		3.700	05/15/29	116,413
1,000,000		Principal Financial Group, Inc		2.125	06/15/30	1,029,383
100,000		Principal Financial Group, Inc		4.625	09/15/42	126,908
200,000		Principal Financial Group, Inc		4.350	05/15/43	240,871
300,000		Principal Financial Group, Inc		4.300	11/15/46	360,028
200,000	i	Principal Financial Group, Inc	LIBOR 3 M + 3.044%	3.324	05/15/55	178,940
650,000		Progressive Corp		2.450	01/15/27	700,469
250,000		Progressive Corp		4.000	03/01/29	301,144
100,000		Progressive Corp		3.200	03/26/30	114,474
120,000		Progressive Corp		6.250	12/01/32	178,697
300,000		Progressive Corp		4.350	04/25/44	391,668
300,000		Progressive Corp		3.700	01/26/45	357,037
950,000		Progressive Corp		4.125	04/15/47	1,205,416
750,000		Progressive Corp		4.200	03/15/48	969,099
100,000		Progressive Corp		3.950	03/26/50	126,495
891,000		Prudential Financial, Inc		4.500	11/16/21	932,581
200,000		Prudential Financial, Inc		1.500	03/10/26	208,295
300,000		Prudential Financial, Inc		3.878	03/27/28	351,398
500,000		Prudential Financial, Inc		2.100	03/10/30	524,017
450,000		Prudential Financial, Inc		5.700	12/14/36	644,105
500,000		Prudential Financial, Inc		3.000	03/10/40	535,292
600,000		Prudential Financial, Inc		5.200	03/15/44	635,465
1,700,000		Prudential Financial, Inc		4.600	05/15/44	2,079,524
200,000		Prudential Financial, Inc		5.375	05/15/45	215,871
2,300,000		Prudential Financial, Inc		4.500	09/15/47	2,423,462
300,000		Prudential Financial, Inc		4.418	03/27/48	355,000
2,400,000		Prudential Financial, Inc		5.700	09/15/48	2,711,078
799,000		Prudential Financial, Inc		3.935	12/07/49	903,993
450,000		Prudential Financial, Inc		4.350	02/25/50	540,022
1,000,000		Prudential Financial, Inc		3.700	03/13/51	1,100,589
200,000		Prudential plc		3.125	04/14/30	222,539
100,000		Reinsurance Group of America, Inc		5.000	06/01/21	103,005
54

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$250,000	Reinsurance Group of America, Inc	4.700%	09/15/23	$276,024
750,000	Reinsurance Group of America, Inc	3.900	05/15/29	855,680
350,000	Reinsurance Group of America, Inc	3.150	06/15/30	381,028
200,000	RenaissanceRe Finance, Inc	3.700	04/01/25	216,794
200,000	RenaissanceRe Finance, Inc	3.450	07/01/27	218,320
300,000	RenaissanceRe Holdings Ltd	3.600	04/15/29	338,470
250,000	Torchmark Corp	3.800	09/15/22	265,402
350,000	Torchmark Corp	4.550	09/15/28	417,680
20,000	Transatlantic Holdings, Inc	8.000	11/30/39	31,400
600,000	Travelers Cos, Inc	5.350	11/01/40	834,861
200,000	Travelers Cos, Inc	4.600	08/01/43	260,051
250,000	Travelers Cos, Inc	4.300	08/25/45	315,994
400,000	Travelers Cos, Inc	3.750	05/15/46	468,011
1,100,000	Travelers Cos, Inc	4.000	05/30/47	1,340,127
500,000	Travelers Cos, Inc	4.050	03/07/48	619,964
900,000	Travelers Cos, Inc	4.100	03/04/49	1,123,596
100,000	Travelers Cos, Inc	2.550	04/27/50	97,879
100,000	Travelers Property Casualty Corp	6.375	03/15/33	147,036
200,000	Unum Group	4.000	03/15/24	216,738
500,000	Unum Group	4.000	06/15/29	548,170
300,000	Unum Group	5.750	08/15/42	345,832
500,000	Unum Group	4.500	12/15/49	483,535
200,000	Willis Group Holdings plc	5.750	03/15/21	204,457
425,000	Willis North America, Inc	3.600	05/15/24	463,993
500,000	Willis North America, Inc	4.500	09/15/28	595,761
900,000	Willis North America, Inc	2.950	09/15/29	972,623
300,000	Willis North America, Inc	5.050	09/15/48	402,492
500,000	Willis North America, Inc	3.875	09/15/49	572,515
250,000	WR Berkley Corp	4.625	03/15/22	264,046
200,000	WR Berkley Corp	4.750	08/01/44	245,759
650,000	WR Berkley Corp	4.000	05/12/50	772,110
455,000	XLIT Ltd	4.450	03/31/25	514,485
200,000	XLIT Ltd	5.250	12/15/43	277,999
300,000	XLIT Ltd	5.500	03/31/45	395,833
	TOTAL INSURANCE			149,939,230

MATERIALS - 0.7%
150,000	Air Products & Chemicals, Inc	3.000	11/03/21	154,098
150,000	Air Products & Chemicals, Inc	2.750	02/03/23	157,844
300,000	Air Products & Chemicals, Inc	3.350	07/31/24	328,653
175,000	Air Products & Chemicals, Inc	1.500	10/15/25	181,497
500,000	Air Products & Chemicals, Inc	1.850	05/15/27	524,868
125,000	Air Products & Chemicals, Inc	2.050	05/15/30	131,703
125,000	Air Products & Chemicals, Inc	2.700	05/15/40	132,861
1,250,000	Air Products & Chemicals, Inc	2.800	05/15/50	1,311,440
200,000	Airgas, Inc	3.650	07/15/24	220,560
200,000	Albemarle Corp	4.150	12/01/24	217,870
750,000	Albemarle Wodgina Pty Ltd	3.450	11/15/29	760,623
500,000	Amcor Finance USA, Inc	3.625	04/28/26	556,856
400,000	Amcor Finance USA, Inc	4.500	05/15/28	468,621
375,000	AngloGold Ashanti Holdings plc	3.750	10/01/30	382,449
300,000	Avery Dennison Corp	4.875	12/06/28	372,737
500,000	Avery Dennison Corp	2.650	04/30/30	533,370
100,000	Barrick Australian Finance Pty Ltd	5.950	10/15/39	142,399
55

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,250,000	Barrick Gold Corp	5.250%	04/01/42	$3,079,118
500,000	Barrick North America Finance LLC	5.750	05/01/43	726,728
100,000	Bemis Co, Inc	3.100	09/15/26	108,969
200,000	Bemis Co, Inc	2.630	06/19/30	213,447
2,000,000	BHP Billiton Finance USA Ltd	2.875	02/24/22	2,066,374
825,000	BHP Billiton Finance USA Ltd	4.125	02/24/42	1,029,188
1,925,000	BHP Billiton Finance USA Ltd	5.000	09/30/43	2,700,842
200,000	Cabot Corp	3.700	07/15/22	207,575
500,000	Cabot Corp	4.000	07/01/29	530,481
400,000	Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	436,084
375,000	Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	397,642
200,000	Celulosa Arauco y Constitucion S.A.	5.500	11/02/47	221,800
200,000	Domtar Corp	4.400	04/01/22	205,584
1,008,000	Dow Chemical Co	3.500	10/01/24	1,104,341
200,000	Dow Chemical Co	4.550	11/30/25	232,774
750,000	Dow Chemical Co	3.625	05/15/26	832,130
300,000	Dow Chemical Co	4.800	11/30/28	360,815
175,000	Dow Chemical Co	7.375	11/01/29	245,823
1,000,000	Dow Chemical Co	2.100	11/15/30	984,660
1,400,000	Dow Chemical Co	4.250	10/01/34	1,629,058
225,000	Dow Chemical Co	9.400	05/15/39	382,922
275,000	Dow Chemical Co	5.250	11/15/41	337,602
1,200,000	Dow Chemical Co	4.375	11/15/42	1,354,499
400,000	Dow Chemical Co	4.625	10/01/44	466,720
825,000	Dow Chemical Co	5.550	11/30/48	1,086,415
750,000	Dow Chemical Co	4.800	05/15/49	890,605
1,000,000	Dow Chemical Co	3.600	11/15/50	1,013,650
1,550,000	DowDuPont, Inc	4.205	11/15/23	1,703,775
1,600,000	DowDuPont, Inc	4.493	11/15/25	1,839,851
2,300,000	DowDuPont, Inc	4.725	11/15/28	2,759,420
150,000	DowDuPont, Inc	5.319	11/15/38	190,721
2,325,000	DowDuPont, Inc	5.419	11/15/48	3,109,169
550,000	DuPont de Nemours, Inc	2.169	05/01/23	555,117
100,000	Eastman Chemical Co	3.500	12/01/21	103,039
272,000	Eastman Chemical Co	3.600	08/15/22	285,298
727,000	Eastman Chemical Co	3.800	03/15/25	802,231
700,000	Eastman Chemical Co	4.500	12/01/28	822,705
150,000	Eastman Chemical Co	4.800	09/01/42	177,334
525,000	Eastman Chemical Co	4.650	10/15/44	614,892
300,000	Ecolab, Inc	2.375	08/10/22	310,680
200,000	Ecolab, Inc	3.250	01/14/23	211,718
750,000	Ecolab, Inc	2.700	11/01/26	839,053
300,000	Ecolab, Inc	3.250	12/01/27	339,503
575,000	Ecolab, Inc	4.800	03/24/30	730,810
1,000,000	Ecolab, Inc	1.300	01/30/31	978,370
14,000	Ecolab, Inc	5.500	12/08/41	20,128
710,000	Ecolab, Inc	3.950	12/01/47	895,789
150,000	Ecolab, Inc	2.125	08/15/50	137,313
350,000	EI du Pont de Nemours and Co	1.700	07/15/25	362,941
175,000	EI du Pont de Nemours and Co	2.300	07/15/30	185,533
700,000	Fibria Overseas Finance Ltd	5.500	01/17/27	791,007
100,000	FMC Corp	3.950	02/01/22	103,347
200,000	FMC Corp	4.100	02/01/24	217,611
56

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	FMC Corp	3.200%	10/01/26	$552,311
500,000	FMC Corp	3.450	10/01/29	559,275
500,000	FMC Corp	4.500	10/01/49	624,743
300,000	Georgia-Pacific LLC	8.000	01/15/24	367,596
750,000	Georgia-Pacific LLC	7.750	11/15/29	1,120,616
600,000	Huntsman International LLC	4.500	05/01/29	674,530
300,000	International Flavors & Fragrances, Inc	3.200	05/01/23	312,575
100,000	International Flavors & Fragrances, Inc	4.450	09/26/28	117,295
200,000	International Flavors & Fragrances, Inc	4.375	06/01/47	230,982
675,000	International Flavors & Fragrances, Inc	5.000	09/26/48	833,518
450,000	International Paper Co	6.000	11/15/41	619,959
525,000	International Paper Co	4.800	06/15/44	651,486
300,000	International Paper Co	4.400	08/15/47	365,030
2,425,000	International Paper Co	4.350	08/15/48	2,961,815
1,000,000	Kinross Gold Corp	4.500	07/15/27	1,133,657
150,000	Lubrizol Corp	6.500	10/01/34	234,802
300,000	LYB International Finance BV	4.000	07/15/23	324,981
1,000,000	LYB International Finance BV	3.500	03/02/27	1,109,674
575,000	LYB International Finance BV	5.250	07/15/43	704,819
550,000	LYB International Finance BV	4.875	03/15/44	650,488
500,000	LYB International Finance III LLC	2.875	05/01/25	535,772
500,000	LYB International Finance III LLC	3.375	05/01/30	543,281
1,000,000	LYB International Finance III LLC	4.200	10/15/49	1,113,187
750,000	LYB International Finance III LLC	4.200	05/01/50	832,823
300,000	LyondellBasell Industries NV	6.000	11/15/21	313,936
1,300,000	LyondellBasell Industries NV	5.750	04/15/24	1,491,875
475,000	LyondellBasell Industries NV	4.625	02/26/55	539,045
200,000	Martin Marietta Materials, Inc	4.250	07/02/24	221,291
200,000	Martin Marietta Materials, Inc	3.450	06/01/27	221,752
325,000	Martin Marietta Materials, Inc	3.500	12/15/27	365,094
250,000	Martin Marietta Materials, Inc	2.500	03/15/30	260,177
450,000	Martin Marietta Materials, Inc	4.250	12/15/47	512,486
200,000	Mosaic Co	3.250	11/15/22	209,006
1,000,000	Mosaic Co	4.250	11/15/23	1,085,274
800,000	Mosaic Co	4.050	11/15/27	889,535
300,000	Mosaic Co	5.450	11/15/33	350,245
100,000	Mosaic Co	4.875	11/15/41	104,718
600,000	Mosaic Co	5.625	11/15/43	705,102
100,000	NewMarket Corp	4.100	12/15/22	107,006
250,000	Newmont Corp	2.250	10/01/30	257,821
33,000	Newmont Goldcorp Corp	3.700	03/15/23	34,705
1,300,000	Newmont Goldcorp Corp	2.800	10/01/29	1,406,332
298,000	Newmont Goldcorp Corp	5.875	04/01/35	426,584
235,000	Newmont Goldcorp Corp	6.250	10/01/39	349,443
975,000	Newmont Goldcorp Corp	4.875	03/15/42	1,316,624
300,000	Newmont Goldcorp Corp	5.450	06/09/44	425,612
800,000	Nucor Corp	4.125	09/15/22	848,509
275,000	Nucor Corp	2.000	06/01/25	287,168
425,000	Nucor Corp	3.950	05/01/28	495,082
150,000	Nucor Corp	2.700	06/01/30	160,945
300,000	Nucor Corp	5.200	08/01/43	401,423
700,000	Nucor Corp	4.400	05/01/48	908,354
150,000	Nutrien Ltd	3.150	10/01/22	156,685
500,000	Nutrien Ltd	1.900	05/13/23	516,105
57

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Nutrien Ltd	3.500%	06/01/23	$213,429
625,000	Nutrien Ltd	3.625	03/15/24	680,397
425,000	Nutrien Ltd	3.375	03/15/25	469,197
200,000	Nutrien Ltd	3.000	04/01/25	216,356
700,000	Nutrien Ltd	4.000	12/15/26	812,352
550,000	Nutrien Ltd	4.200	04/01/29	653,756
500,000	Nutrien Ltd	2.950	05/13/30	546,687
200,000	Nutrien Ltd	4.125	03/15/35	232,054
200,000	Nutrien Ltd	5.625	12/01/40	259,071
100,000	Nutrien Ltd	6.125	01/15/41	132,725
200,000	Nutrien Ltd	4.900	06/01/43	247,026
725,000	Nutrien Ltd	5.250	01/15/45	923,892
1,050,000	Nutrien Ltd	5.000	04/01/49	1,376,977
300,000	Nutrien Ltd	3.950	05/13/50	342,211
500,000	Owens Corning	4.200	12/01/24	550,995
300,000	Owens Corning	3.400	08/15/26	324,223
500,000	Owens Corning	3.950	08/15/29	566,366
300,000	Owens Corning	3.875	06/01/30	339,362
525,000	Owens Corning	4.300	07/15/47	575,901
350,000	Owens Corning	4.400	01/30/48	388,985
250,000	Packaging Corp of America	4.500	11/01/23	276,482
100,000	Packaging Corp of America	3.650	09/15/24	109,575
550,000	Packaging Corp of America	3.400	12/15/27	613,894
100,000	Packaging Corp of America	3.000	12/15/29	109,402
500,000	Packaging Corp of America	4.050	12/15/49	596,381
300,000	PPG Industries, Inc	3.200	03/15/23	318,562
500,000	PPG Industries, Inc	2.400	08/15/24	531,831
425,000	PPG Industries, Inc	3.750	03/15/28	512,048
500,000	PPG Industries, Inc	2.550	06/15/30	530,743
250,000	Praxair, Inc	2.200	08/15/22	257,394
300,000	Praxair, Inc	2.650	02/05/25	324,796
1,000,000	Praxair, Inc	3.200	01/30/26	1,122,460
725,000	Praxair, Inc	1.100	08/10/30	701,957
625,000	Praxair, Inc	3.550	11/07/42	744,548
225,000	Praxair, Inc	2.000	08/10/50	202,384
300,000	Reliance Steel & Aluminum Co	4.500	04/15/23	324,697
500,000	Reliance Steel & Aluminum Co	1.300	08/15/25	500,016
500,000	Reliance Steel & Aluminum Co	2.150	08/15/30	488,787
414,000	Rio Tinto Alcan, Inc	6.125	12/15/33	601,786
3,250,000	Rio Tinto Finance USA Ltd	3.750	06/15/25	3,672,113
350,000	Rio Tinto Finance USA Ltd	5.200	11/02/40	497,187
1,400,000	Rio Tinto Finance USA plc	4.125	08/21/42	1,799,427
200,000	Rohm & Haas Co	7.850	07/15/29	281,559
300,000	RPM International, Inc	3.450	11/15/22	310,867
100,000	RPM International, Inc	3.750	03/15/27	109,991
300,000	RPM International, Inc	4.550	03/01/29	351,551
100,000	RPM International, Inc	5.250	06/01/45	120,712
200,000	RPM International, Inc	4.250	01/15/48	211,955
225,000	Sherwin-Williams Co	4.200	01/15/22	233,469
27,000	Sherwin-Williams Co	2.750	06/01/22	27,947
200,000	Sherwin-Williams Co	3.450	08/01/25	222,977
200,000	Sherwin-Williams Co	3.950	01/15/26	224,414
925,000	Sherwin-Williams Co	3.450	06/01/27	1,041,113
58

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Sherwin-Williams Co	2.950%	08/15/29	$549,953
500,000	Sherwin-Williams Co	2.300	05/15/30	521,782
200,000	Sherwin-Williams Co	4.000	12/15/42	221,029
900,000	Sherwin-Williams Co	4.500	06/01/47	1,118,707
900,000	Sherwin-Williams Co	3.800	08/15/49	1,024,526
500,000	Sherwin-Williams Co	3.300	05/15/50	525,638
750,000	Sonoco Products Co	3.125	05/01/30	812,414
150,000	Sonoco Products Co	5.750	11/01/40	194,266
300,000	Southern Copper Corp	3.875	04/23/25	331,291
100,000	Southern Copper Corp	7.500	07/27/35	146,153
1,180,000	Southern Copper Corp	6.750	04/16/40	1,693,439
1,500,000	Southern Copper Corp	5.875	04/23/45	2,031,701
250,000	Steel Dynamics, Inc	2.800	12/15/24	264,109
100,000	Steel Dynamics, Inc	2.400	06/15/25	104,316
750,000	Steel Dynamics, Inc	3.450	04/15/30	826,364
100,000	Steel Dynamics, Inc	3.250	01/15/31	106,926
1,900,000	Suzano Austria GmbH	6.000	01/15/29	2,166,000
1,675,000	Teck Resources Ltd	6.250	07/15/41	1,936,042
750,000	Vulcan Materials Co	4.500	04/01/25	854,195
100,000	Vulcan Materials Co	3.900	04/01/27	113,473
275,000	Vulcan Materials Co	3.500	06/01/30	307,773
475,000	Vulcan Materials Co	4.500	06/15/47	550,776
200,000	Vulcan Materials Co	4.700	03/01/48	243,801
500,000	Westlake Chemical Corp	3.600	08/15/26	549,112
1,000,000	Westlake Chemical Corp	3.375	06/15/30	1,071,813
500,000	Westlake Chemical Corp	5.000	08/15/46	583,745
200,000	Westlake Chemical Corp	4.375	11/15/47	213,280
500,000	WestRock RKT LLC	4.900	03/01/22	529,704
500,000	WestRock RKT LLC	4.000	03/01/23	533,930
250,000	WRKCo, Inc	3.000	09/15/24	268,301
425,000	WRKCo, Inc	3.750	03/15/25	474,982
525,000	WRKCo, Inc	4.650	03/15/26	616,767
300,000	WRKCo, Inc	3.375	09/15/27	330,354
325,000	WRKCo, Inc	4.000	03/15/28	373,016
240,000	WRKCo, Inc	3.900	06/01/28	274,291
950,000	WRKCo, Inc	4.900	03/15/29	1,171,531
685,000	WRKCo, Inc	4.200	06/01/32	825,990
400,000	WRKCo, Inc	3.000	06/15/33	434,744
171,000	Yamana Gold, Inc	4.625	12/15/27	185,362
	TOTAL MATERIALS			133,961,382

MEDIA & ENTERTAINMENT - 1.3%
475,000	Activision Blizzard, Inc	3.400	09/15/26	540,900
300,000	Activision Blizzard, Inc	3.400	06/15/27	338,760
250,000	Activision Blizzard, Inc	1.350	09/15/30	243,582
300,000	Activision Blizzard, Inc	4.500	06/15/47	379,079
1,100,000	Activision Blizzard, Inc	2.500	09/15/50	1,006,189
150,000	Agree LP	2.900	10/01/30	154,787
875,000	Alphabet, Inc	3.375	02/25/24	962,708
675,000	Alphabet, Inc	0.450	08/15/25	670,924
1,250,000	Alphabet, Inc	1.998	08/15/26	1,339,987
1,000,000	Alphabet, Inc	0.800	08/15/27	991,785
850,000	Alphabet, Inc	1.100	08/15/30	841,587
1,000,000	Alphabet, Inc	1.900	08/15/40	958,725
59

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,800,000		Alphabet, Inc	2.050%	08/15/50	$2,602,032
600,000		Alphabet, Inc	2.250	08/15/60	565,484
750,000	g	Blackstone	3.650	07/14/23	755,770
1,000,000		Brown University in Providence in the State of Rhode Island and Providence Plant	2.924	09/01/50	1,088,815
1,135,000		Charter Communications Operating LLC	4.464	07/23/22	1,201,592
225,000		Charter Communications Operating LLC	4.500	02/01/24	249,448
3,650,000		Charter Communications Operating LLC	4.908	07/23/25	4,218,926
950,000		Charter Communications Operating LLC	3.750	02/15/28	1,049,781
2,750,000		Charter Communications Operating LLC	4.200	03/15/28	3,122,645
2,000,000		Charter Communications Operating LLC	2.800	04/01/31	2,074,463
750,000		Charter Communications Operating LLC	6.384	10/23/35	1,022,592
1,500,000		Charter Communications Operating LLC	5.375	04/01/38	1,822,958
1,550,000		Charter Communications Operating LLC	6.484	10/23/45	2,066,168
1,400,000		Charter Communications Operating LLC	5.375	05/01/47	1,659,130
1,375,000		Charter Communications Operating LLC	5.750	04/01/48	1,700,427
1,600,000		Charter Communications Operating LLC	5.125	07/01/49	1,851,382
2,500,000		Charter Communications Operating LLC	4.800	03/01/50	2,857,361
1,000,000		Charter Communications Operating LLC	3.700	04/01/51	988,327
1,000,000		Children’s Health System of Texas	2.511	08/15/50	947,472
250,000		Comcast Cable Communications Holdings, Inc	9.455	11/15/22	297,631
850,000		Comcast Corp	3.000	02/01/24	916,369
325,000		Comcast Corp	3.600	03/01/24	357,479
2,025,000		Comcast Corp	3.700	04/15/24	2,236,058
850,000		Comcast Corp	3.375	02/15/25	940,762
350,000		Comcast Corp	3.375	08/15/25	390,137
1,550,000		Comcast Corp	3.950	10/15/25	1,777,492
1,950,000		Comcast Corp	3.150	03/01/26	2,167,079
1,025,000		Comcast Corp	2.350	01/15/27	1,101,157
1,450,000		Comcast Corp	3.300	02/01/27	1,634,745
900,000		Comcast Corp	3.150	02/15/28	1,011,594
2,675,000		Comcast Corp	4.150	10/15/28	3,227,722
3,300,000		Comcast Corp	4.250	10/15/30	4,050,735
1,950,000		Comcast Corp	1.950	01/15/31	2,002,207
1,050,000		Comcast Corp	1.500	02/15/31	1,033,259
1,925,000		Comcast Corp	4.250	01/15/33	2,393,426
150,000		Comcast Corp	7.050	03/15/33	229,018
200,000		Comcast Corp	4.200	08/15/34	249,590
500,000		Comcast Corp	4.400	08/15/35	632,353
175,000		Comcast Corp	6.500	11/15/35	265,352
3,475,000		Comcast Corp	3.200	07/15/36	3,856,663
175,000		Comcast Corp	6.950	08/15/37	276,727
3,150,000		Comcast Corp	3.900	03/01/38	3,729,548
1,425,000		Comcast Corp	4.600	10/15/38	1,814,262
1,000,000		Comcast Corp	3.250	11/01/39	1,106,694
3,800,000		Comcast Corp	3.750	04/01/40	4,432,793
150,000		Comcast Corp	4.650	07/15/42	195,396
175,000		Comcast Corp	4.750	03/01/44	229,605
1,125,000		Comcast Corp	4.600	08/15/45	1,448,311
1,275,000		Comcast Corp	3.400	07/15/46	1,407,428
631,000		Comcast Corp	3.969	11/01/47	747,417
1,500,000		Comcast Corp	4.000	03/01/48	1,813,222
2,625,000		Comcast Corp	4.700	10/15/48	3,473,806

60

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,407,000		Comcast Corp	3.999%	11/01/49	$1,701,980
2,525,000		Comcast Corp	3.450	02/01/50	2,867,208
425,000		Comcast Corp	2.800	01/15/51	425,877
1,050,000		Comcast Corp	2.450	08/15/52	981,598
3,600,000		Comcast Corp	4.950	10/15/58	5,153,059
350,000		Comcast Corp	2.650	08/15/62	332,554
485,000		Cottage Health Obligated Group	3.304	11/01/49	537,104
750,000		DH Europe Finance II Sarl	2.050	11/15/22	773,471
750,000		DH Europe Finance II Sarl	2.200	11/15/24	792,332
300,000		DH Europe Finance II Sarl	2.600	11/15/29	325,063
550,000		DH Europe Finance II Sarl	3.250	11/15/39	609,438
1,000,000		DH Europe Finance II Sarl	3.400	11/15/49	1,134,349
237,000		Discovery Communications LLC	2.950	03/20/23	249,658
300,000		Discovery Communications LLC	3.800	03/13/24	327,328
200,000		Discovery Communications LLC	3.900	11/15/24	221,903
350,000		Discovery Communications LLC	3.450	03/15/25	383,097
200,000		Discovery Communications LLC	3.950	06/15/25	225,547
500,000		Discovery Communications LLC	4.900	03/11/26	584,094
2,275,000		Discovery Communications LLC	3.950	03/20/28	2,586,687
1,000,000		Discovery Communications LLC	4.125	05/15/29	1,148,874
250,000		Discovery Communications LLC	3.625	05/15/30	277,861
1,400,000		Discovery Communications LLC	5.200	09/20/47	1,678,402
1,400,000		Discovery Communications LLC	5.300	05/15/49	1,715,117
500,000		Discovery Communications LLC	4.650	05/15/50	570,124
675,000	g	Discovery Communications LLC	4.000	09/15/55	681,317
150,000		Fox Corp	3.666	01/25/22	156,350
500,000		Fox Corp	4.030	01/25/24	550,386
500,000		Fox Corp	3.050	04/07/25	547,403
2,250,000		Fox Corp	4.709	01/25/29	2,694,618
500,000		Fox Corp	3.500	04/08/30	563,493
1,500,000		Fox Corp	5.476	01/25/39	2,003,344
650,000		Fox Corp	5.576	01/25/49	898,174
500,000	g	GE Capital Funding LLC	3.450	05/15/25	535,256
500,000	g	GE Capital Funding LLC	4.050	05/15/27	538,570
3,500,000	g	GE Capital Funding LLC	4.400	05/15/30	3,762,150
3,000,000	g	GE Capital Funding LLC	4.550	05/15/32	3,228,520
550,000		Grupo Televisa SAB	6.625	03/18/25	662,244
200,000		Grupo Televisa SAB	4.625	01/30/26	224,723
1,100,000		Grupo Televisa SAB	5.000	05/13/45	1,241,907
700,000		Grupo Televisa SAB	6.125	01/31/46	921,221
500,000		Grupo Televisa SAB	5.250	05/24/49	586,520
450,000		Interpublic Group of Cos, Inc	3.500	10/01/20	450,000
450,000		Interpublic Group of Cos, Inc	3.750	10/01/21	464,202
100,000		Interpublic Group of Cos, Inc	4.000	03/15/22	104,330
200,000		Interpublic Group of Cos, Inc	4.200	04/15/24	221,871
350,000		Interpublic Group of Cos, Inc	4.650	10/01/28	413,976
500,000		Interpublic Group of Cos, Inc	4.750	03/30/30	598,595
400,000		Interpublic Group of Cos, Inc	5.400	10/01/48	469,972
445,000		Iowa Health System	3.665	02/15/50	498,362
135,000		MedStar Health, Inc	3.626	08/15/49	145,605
1,425,000		NBC Universal Media LLC	4.450	01/15/43	1,794,920
700,000		Omnicom Group, Inc	3.625	05/01/22	733,078
425,000		Omnicom Group, Inc	3.650	11/01/24	467,484
1,050,000		Omnicom Group, Inc	3.600	04/15/26	1,183,589

61

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000		Omnicom Group, Inc	2.450%	04/30/30	$773,997
325,000		Omnicom Group, Inc	4.200	06/01/30	380,221
750,000		Schlumberger Finance Canada Ltd	1.400	09/17/25	753,915
500,000		Spectrum Health System Obligated Group	3.487	07/15/49	578,932
500,000		Tencent Music Entertainment Group	1.375	09/03/25	497,354
750,000		Tencent Music Entertainment Group	2.000	09/03/30	733,707
2,000,000		Time Warner Cable LLC	4.000	09/01/21	2,042,844
1,075,000		Time Warner Cable LLC	6.550	05/01/37	1,427,163
400,000		Time Warner Cable LLC	7.300	07/01/38	565,314
500,000		Time Warner Cable LLC	6.750	06/15/39	682,015
890,000		Time Warner Cable LLC	5.875	11/15/40	1,107,242
475,000		Time Warner Cable LLC	5.500	09/01/41	574,454
2,875,000		Time Warner Cable LLC	4.500	09/15/42	3,117,424
325,000		Time Warner Entertainment Co LP	8.375	03/15/23	381,916
300,000		Time Warner Entertainment Co LP	8.375	07/15/33	459,147
200,000		Toledo Hospital	5.325	11/15/28	225,138
450,000		Toledo Hospital	5.750	11/15/38	529,871
200,000		Toledo Hospital	6.015	11/15/48	230,605
375,000	g	Upjohn, Inc	1.125	06/22/22	377,858
1,000,000	g	Upjohn, Inc	1.650	06/22/25	1,023,426
400,000	g	Upjohn, Inc	2.300	06/22/27	412,815
375,000	g	Upjohn, Inc	2.700	06/22/30	387,994
600,000	g	Upjohn, Inc	3.850	06/22/40	645,971
1,950,000	g	Upjohn, Inc	4.000	06/22/50	2,075,998
2,248,000		ViacomCBS, Inc	3.875	04/01/24	2,449,754
200,000		ViacomCBS, Inc	3.700	08/15/24	218,906
300,000		ViacomCBS, Inc	3.500	01/15/25	328,388
800,000		ViacomCBS, Inc	4.000	01/15/26	897,868
650,000		ViacomCBS, Inc	2.900	01/15/27	700,309
200,000		ViacomCBS, Inc	3.375	02/15/28	220,404
1,300,000		ViacomCBS, Inc	3.700	06/01/28	1,443,468
500,000		ViacomCBS, Inc	4.200	06/01/29	577,300
500,000		ViacomCBS, Inc	7.875	07/30/30	721,413
500,000		ViacomCBS, Inc	4.950	01/15/31	597,931
1,500,000		ViacomCBS, Inc	4.200	05/19/32	1,712,203
150,000		ViacomCBS, Inc	6.875	04/30/36	206,095
200,000		ViacomCBS, Inc	4.850	07/01/42	224,213
2,179,000		ViacomCBS, Inc	4.375	03/15/43	2,309,472
625,000		ViacomCBS, Inc	5.850	09/01/43	783,074
200,000		ViacomCBS, Inc	4.900	08/15/44	227,187
800,000		ViacomCBS, Inc	4.600	01/15/45	877,262
1,000,000		ViacomCBS, Inc	4.950	05/19/50	1,160,116
850,000		Walt Disney Co	2.550	02/15/22	874,803
100,000		Walt Disney Co	2.450	03/04/22	102,894
750,000		Walt Disney Co	1.750	08/30/24	780,659
875,000		Walt Disney Co	3.150	09/17/25	972,009
700,000		Walt Disney Co	3.700	10/15/25	793,600
3,000,000		Walt Disney Co	1.750	01/13/26	3,116,703
500,000		Walt Disney Co	3.000	02/13/26	553,797
475,000		Walt Disney Co	1.850	07/30/26	497,888
1,500,000		Walt Disney Co	2.950	06/15/27	1,658,804
3,000,000		Walt Disney Co	2.200	01/13/28	3,153,895
425,000		Walt Disney Co	2.000	09/01/29	439,152

62

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Walt Disney Co	3.800%	03/22/30	$592,778
1,000,000		Walt Disney Co	2.650	01/13/31	1,076,531
229,000		Walt Disney Co	6.400	12/15/35	345,344
325,000		Walt Disney Co	6.650	11/15/37	487,525
1,000,000		Walt Disney Co	3.500	05/13/40	1,119,985
1,425,000		Walt Disney Co	6.150	02/15/41	2,083,833
100,000		Walt Disney Co	4.375	08/16/41	121,723
200,000		Walt Disney Co	3.700	12/01/42	223,851
225,000		Walt Disney Co	5.400	10/01/43	310,885
1,275,000		Walt Disney Co	4.125	06/01/44	1,534,989
500,000		Walt Disney Co	4.750	09/15/44	634,318
300,000		Walt Disney Co	4.950	10/15/45	387,479
100,000		Walt Disney Co	3.000	07/30/46	102,153
700,000		Walt Disney Co	4.750	11/15/46	911,532
1,600,000		Walt Disney Co	2.750	09/01/49	1,540,606
3,625,000		Walt Disney Co	4.700	03/23/50	4,787,564
2,000,000		Walt Disney Co	3.600	01/13/51	2,252,110
1,000,000		Walt Disney Co	3.800	05/13/60	1,155,982
375,000		Weibo Corp	3.500	07/05/24	394,478
900,000		Weibo Corp	3.375	07/08/30	914,067
300,000		WPP Finance 2010	3.625	09/07/22	314,836
1,500,000		WPP Finance 2010	3.750	09/19/24	1,646,332
		TOTAL MEDIA & ENTERTAINMENT			216,188,517

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.7%
1,200,000		AbbVie, Inc	3.375	11/14/21	1,239,139
3,000,000	g	AbbVie, Inc	2.150	11/19/21	3,055,984
3,500,000	g	AbbVie, Inc	3.450	03/15/22	3,625,943
175,000	g	AbbVie, Inc	3.250	10/01/22	182,983
625,000		AbbVie, Inc	2.900	11/06/22	655,318
2,275,000		AbbVie, Inc	3.200	11/06/22	2,395,805
850,000		AbbVie, Inc	2.850	05/14/23	894,096
1,850,000		AbbVie, Inc	3.750	11/14/23	2,018,582
2,350,000	g	AbbVie, Inc	3.800	03/15/25	2,607,644
1,575,000		AbbVie, Inc	3.600	05/14/25	1,745,333
4,150,000		AbbVie, Inc	3.200	05/14/26	4,574,486
1,000,000	g	AbbVie, Inc	2.950	11/21/26	1,089,330
675,000		AbbVie, Inc	4.250	11/14/28	802,073
3,750,000	g	AbbVie, Inc	3.200	11/21/29	4,123,260
2,250,000	g	AbbVie, Inc	4.550	03/15/35	2,750,146
1,925,000		AbbVie, Inc	4.500	05/14/35	2,332,520
675,000		AbbVie, Inc	4.300	05/14/36	795,157
3,300,000	g	AbbVie, Inc	4.050	11/21/39	3,768,921
2,175,000		AbbVie, Inc	4.400	11/06/42	2,584,267
125,000	g	AbbVie, Inc	4.850	06/15/44	153,216
1,310,000	g	AbbVie, Inc	4.750	03/15/45	1,579,771
925,000		AbbVie, Inc	4.700	05/14/45	1,134,992
1,350,000		AbbVie, Inc	4.450	05/14/46	1,604,428
1,150,000		AbbVie, Inc	4.875	11/14/48	1,457,714
4,975,000	g	AbbVie, Inc	4.250	11/21/49	5,876,228
100,000		Agilent Technologies, Inc	3.200	10/01/22	104,658
400,000		Agilent Technologies, Inc	3.875	07/15/23	433,096
200,000		Agilent Technologies, Inc	3.050	09/22/26	219,773

63

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Agilent Technologies, Inc	2.750%	09/15/29	$539,282
1,000,000		Agilent Technologies, Inc	2.100	06/04/30	1,024,604
1,175,000		Amgen, Inc	3.625	05/15/22	1,226,988
2,475,000		Amgen, Inc	2.250	08/19/23	2,582,811
950,000		Amgen, Inc	3.625	05/22/24	1,044,248
775,000		Amgen, Inc	3.125	05/01/25	849,963
1,225,000		Amgen, Inc	2.600	08/19/26	1,329,875
1,250,000		Amgen, Inc	2.200	02/21/27	1,318,632
775,000		Amgen, Inc	3.200	11/02/27	867,227
1,000,000		Amgen, Inc	2.450	02/21/30	1,059,221
500,000		Amgen, Inc	2.300	02/25/31	523,978
1,325,000		Amgen, Inc	3.150	02/21/40	1,405,873
126,000		Amgen, Inc	5.150	11/15/41	167,264
2,675,000		Amgen, Inc	4.400	05/01/45	3,315,893
2,128,000		Amgen, Inc	4.563	06/15/48	2,724,109
1,575,000		Amgen, Inc	3.375	02/21/50	1,701,076
2,447,000		Amgen, Inc	4.663	06/15/51	3,188,634
172,000	g	Amgen, Inc	2.770	09/01/53	165,649
725,000		AstraZeneca plc	2.375	06/12/22	747,697
475,000		AstraZeneca plc	3.500	08/17/23	513,470
350,000		AstraZeneca plc	3.375	11/16/25	391,844
1,000,000		AstraZeneca plc	0.700	04/08/26	980,561
950,000		AstraZeneca plc	3.125	06/12/27	1,053,463
1,700,000		AstraZeneca plc	4.000	01/17/29	2,003,497
1,000,000		AstraZeneca plc	1.375	08/06/30	972,717
1,900,000		AstraZeneca plc	6.450	09/15/37	2,874,525
625,000		AstraZeneca plc	4.000	09/18/42	762,609
500,000		AstraZeneca plc	4.375	11/16/45	647,164
750,000		AstraZeneca plc	4.375	08/17/48	980,230
100,000		AstraZeneca plc	2.125	08/06/50	90,637
449,000		Baxalta, Inc	4.000	06/23/25	510,275
149,000		Baxalta, Inc	5.250	06/23/45	202,662
650,000		Biogen, Inc	3.625	09/15/22	689,611
875,000		Biogen, Inc	4.050	09/15/25	998,456
300,000		Biogen, Inc	2.250	05/01/30	305,982
1,200,000		Biogen, Inc	5.200	09/15/45	1,582,405
1,375,000		Biogen, Inc	3.150	05/01/50	1,353,587
2,000,000		Bristol-Myers Squibb Co	2.600	05/16/22	2,074,774
200,000		Bristol-Myers Squibb Co	2.000	08/01/22	206,154
550,000		Bristol-Myers Squibb Co	3.250	08/15/22	579,413
600,000		Bristol-Myers Squibb Co	2.750	02/15/23	630,780
1,750,000		Bristol-Myers Squibb Co	3.250	02/20/23	1,861,182
200,000		Bristol-Myers Squibb Co	3.250	11/01/23	215,027
275,000		Bristol-Myers Squibb Co	3.625	05/15/24	303,004
5,350,000		Bristol-Myers Squibb Co	2.900	07/26/24	5,797,159
600,000		Bristol-Myers Squibb Co	3.875	08/15/25	684,918
500,000		Bristol-Myers Squibb Co	3.250	02/27/27	571,772
1,275,000		Bristol-Myers Squibb Co	3.900	02/20/28	1,510,613
2,825,000		Bristol-Myers Squibb Co	3.400	07/26/29	3,282,292
700,000		Bristol-Myers Squibb Co	4.125	06/15/39	879,485
650,000		Bristol-Myers Squibb Co	3.250	08/01/42	745,222
300,000		Bristol-Myers Squibb Co	5.250	08/15/43	423,296
200,000		Bristol-Myers Squibb Co	4.500	03/01/44	279,001

64

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,200,000	Bristol-Myers Squibb Co	5.000%	08/15/45	$3,071,506
500,000	Bristol-Myers Squibb Co	4.350	11/15/47	659,909
2,300,000	Bristol-Myers Squibb Co	4.550	02/20/48	3,107,018
2,400,000	Bristol-Myers Squibb Co	4.250	10/26/49	3,151,933
175,000	Eli Lilly & Co	2.350	05/15/22	180,467
975,000	Eli Lilly & Co	2.750	06/01/25	1,065,564
950,000	Eli Lilly & Co	3.100	05/15/27	1,065,791
650,000	Eli Lilly & Co	3.875	03/15/39	797,028
550,000	Eli Lilly & Co	3.700	03/01/45	664,563
1,025,000	Eli Lilly & Co	3.950	03/15/49	1,281,878
1,300,000	Eli Lilly & Co	2.250	05/15/50	1,225,202
875,000	Eli Lilly & Co	4.150	03/15/59	1,129,905
750,000	Eli Lilly & Co	2.500	09/15/60	706,087
1,150,000	Gilead Sciences, Inc	4.400	12/01/21	1,192,579
200,000	Gilead Sciences, Inc	1.950	03/01/22	204,384
700,000	Gilead Sciences, Inc	3.250	09/01/22	733,964
500,000	Gilead Sciences, Inc	2.500	09/01/23	526,008
850,000	Gilead Sciences, Inc	0.750	09/29/23	851,730
800,000	Gilead Sciences, Inc	3.700	04/01/24	875,824
575,000	Gilead Sciences, Inc	3.500	02/01/25	635,501
1,125,000	Gilead Sciences, Inc	3.650	03/01/26	1,270,258
525,000	Gilead Sciences, Inc	2.950	03/01/27	577,356
325,000	Gilead Sciences, Inc	1.200	10/01/27	325,526
815,000	Gilead Sciences, Inc	1.650	10/01/30	813,391
450,000	Gilead Sciences, Inc	4.600	09/01/35	577,971
1,300,000	Gilead Sciences, Inc	4.000	09/01/36	1,572,304
325,000	Gilead Sciences, Inc	2.600	10/01/40	324,260
250,000	Gilead Sciences, Inc	5.650	12/01/41	354,125
1,025,000	Gilead Sciences, Inc	4.800	04/01/44	1,317,592
950,000	Gilead Sciences, Inc	4.500	02/01/45	1,186,042
925,000	Gilead Sciences, Inc	4.750	03/01/46	1,195,981
1,525,000	Gilead Sciences, Inc	4.150	03/01/47	1,860,501
2,600,000	Gilead Sciences, Inc	2.800	10/01/50	2,564,669
1,193,000	GlaxoSmithKline Capital plc	2.850	05/08/22	1,241,142
500,000	GlaxoSmithKline Capital plc	2.875	06/01/22	519,538
1,550,000	GlaxoSmithKline Capital plc	0.534	10/01/23	1,551,146
1,400,000	GlaxoSmithKline Capital plc	3.375	06/01/29	1,615,497
900,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	953,461
950,000	GlaxoSmithKline Capital, Inc	3.625	05/15/25	1,078,769
925,000	GlaxoSmithKline Capital, Inc	3.875	05/15/28	1,099,642
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	493,570
1,243,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	1,914,398
850,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	1,088,698
200,000	Johnson & Johnson	2.450	12/05/21	205,380
300,000	Johnson & Johnson	2.050	03/01/23	311,665
950,000	Johnson & Johnson	3.375	12/05/23	1,041,476
2,000,000	Johnson & Johnson	0.550	09/01/25	2,001,267
1,000,000	Johnson & Johnson	2.450	03/01/26	1,091,900
2,000,000	Johnson & Johnson	0.950	09/01/27	2,001,289
2,000,000	Johnson & Johnson	1.300	09/01/30	2,018,699
1,000,000	Johnson & Johnson	4.375	12/05/33	1,321,350
250,000	Johnson & Johnson	3.550	03/01/36	302,430
450,000	Johnson & Johnson	3.625	03/03/37	544,748
250,000	Johnson & Johnson	5.950	08/15/37	381,440

65

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$675,000	Johnson & Johnson	3.400%	01/15/38	$788,827
375,000	Johnson & Johnson	5.850	07/15/38	578,056
1,000,000	Johnson & Johnson	2.100	09/01/40	994,989
300,000	Johnson & Johnson	4.500	12/05/43	410,859
1,200,000	Johnson & Johnson	3.700	03/01/46	1,501,056
1,625,000	Johnson & Johnson	3.750	03/03/47	2,075,482
2,100,000	Johnson & Johnson	3.500	01/15/48	2,593,958
500,000	Johnson & Johnson	2.250	09/01/50	493,335
1,000,000	Johnson & Johnson	2.450	09/01/60	998,797
750,000	Merck & Co, Inc	2.350	02/10/22	772,321
200,000	Merck & Co, Inc	2.400	09/15/22	207,450
1,300,000	Merck & Co, Inc	2.800	05/18/23	1,386,001
1,450,000	Merck & Co, Inc	2.750	02/10/25	1,576,573
2,875,000	Merck & Co, Inc	0.750	02/24/26	2,883,778
1,675,000	Merck & Co, Inc	1.450	06/24/30	1,698,264
1,475,000	Merck & Co, Inc	3.900	03/07/39	1,827,646
425,000	Merck & Co, Inc	2.350	06/24/40	431,302
100,000	Merck & Co, Inc	3.600	09/15/42	122,155
925,000	Merck & Co, Inc	4.150	05/18/43	1,174,565
1,825,000	Merck & Co, Inc	3.700	02/10/45	2,185,617
1,600,000	Merck & Co, Inc	4.000	03/07/49	2,015,187
375,000	Merck & Co, Inc	2.450	06/24/50	373,003
10,000	Mylan NV	3.750	12/15/20	10,044
1,175,000	Mylan NV	3.150	06/15/21	1,193,917
2,800,000	Mylan NV	3.950	06/15/26	3,145,595
750,000	Mylan NV	5.250	06/15/46	929,033
500,000	Mylan, Inc	4.550	04/15/28	582,152
700,000	Mylan, Inc	5.200	04/15/48	866,177
725,000	Novartis Capital Corp	2.400	09/21/22	755,850
2,300,000	Novartis Capital Corp	3.400	05/06/24	2,536,719
725,000	Novartis Capital Corp	3.000	11/20/25	806,421
1,000,000	Novartis Capital Corp	2.000	02/14/27	1,059,707
1,300,000	Novartis Capital Corp	3.100	05/17/27	1,455,880
1,000,000	Novartis Capital Corp	2.200	08/14/30	1,071,807
400,000	Novartis Capital Corp	3.700	09/21/42	489,587
1,025,000	Novartis Capital Corp	4.400	05/06/44	1,379,978
1,000,000	Novartis Capital Corp	4.000	11/20/45	1,285,129
750,000	Novartis Capital Corp	2.750	08/14/50	803,381
500,000	PerkinElmer, Inc	3.300	09/15/29	554,887
100,000	Perrigo Co plc	4.000	11/15/23	104,902
100,000	Perrigo Co plc	5.300	11/15/43	107,633
200,000	Perrigo Finance Unlimited Co	3.900	12/15/24	216,284
200,000	Perrigo Finance Unlimited Co	4.375	03/15/26	223,461
200,000	Perrigo Finance Unlimited Co	3.150	06/15/30	207,262
221,000	Perrigo Finance Unlimited Co	4.900	12/15/44	232,279
500,000	Pfizer, Inc	3.000	09/15/21	513,130
200,000	Pfizer, Inc	2.200	12/15/21	204,625
1,075,000	Pfizer, Inc	3.000	06/15/23	1,150,809
1,175,000	Pfizer, Inc	3.400	05/15/24	1,290,423
3,000,000	Pfizer, Inc	0.800	05/28/25	3,014,245
350,000	Pfizer, Inc	2.750	06/03/26	387,608
2,850,000	Pfizer, Inc	3.000	12/15/26	3,220,790
950,000	Pfizer, Inc	3.600	09/15/28	1,120,299

66

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,550,000		Pfizer, Inc	3.450%	03/15/29	$1,812,821
425,000		Pfizer, Inc	4.000	12/15/36	519,720
500,000		Pfizer, Inc	4.100	09/15/38	618,433
875,000		Pfizer, Inc	3.900	03/15/39	1,060,867
350,000		Pfizer, Inc	7.200	03/15/39	579,482
250,000		Pfizer, Inc	2.550	05/28/40	257,905
625,000		Pfizer, Inc	4.300	06/15/43	800,626
1,100,000		Pfizer, Inc	4.400	05/15/44	1,445,798
1,875,000		Pfizer, Inc	4.125	12/15/46	2,391,604
1,200,000		Pfizer, Inc	4.200	09/15/48	1,541,267
2,100,000		Pfizer, Inc	4.000	03/15/49	2,664,634
500,000		Pfizer, Inc	2.700	05/28/50	520,546
1,000,000		Regeneron Pharmaceuticals, Inc	1.750	09/15/30	973,636
500,000		Regeneron Pharmaceuticals, Inc	2.800	09/15/50	465,337
1,000,000	g	Royalty Pharma plc	0.750	09/02/23	997,270
1,000,000	g	Royalty Pharma plc	1.200	09/02/25	996,835
1,000,000	g	Royalty Pharma plc	1.750	09/02/27	999,130
375,000	g	Royalty Pharma plc	2.200	09/02/30	372,808
1,000,000	g	Royalty Pharma plc	3.300	09/02/40	979,745
1,000,000	g	Royalty Pharma plc	3.550	09/02/50	964,992
1,750,000		Sanofi	3.375	06/19/23	1,892,264
500,000		Sanofi	3.625	06/19/28	585,838
825,000		Takeda Pharmaceutical Co Ltd	4.000	11/26/21	855,481
1,000,000		Takeda Pharmaceutical Co Ltd	4.400	11/26/23	1,111,002
2,100,000		Takeda Pharmaceutical Co Ltd	5.000	11/26/28	2,605,536
700,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	708,942
2,050,000		Takeda Pharmaceutical Co Ltd	3.025	07/09/40	2,117,461
650,000		Takeda Pharmaceutical Co Ltd	3.175	07/09/50	665,341
1,000,000		Takeda Pharmaceutical Co Ltd	3.375	07/09/60	1,029,318
1,300,000		Thermo Fisher Scientific, Inc	3.000	04/15/23	1,374,923
850,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	937,410
150,000		Thermo Fisher Scientific, Inc	3.650	12/15/25	169,067
975,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	1,085,116
2,150,000		Thermo Fisher Scientific, Inc	3.200	08/15/27	2,419,057
1,500,000		Thermo Fisher Scientific, Inc	2.600	10/01/29	1,634,101
200,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	277,832
200,000		Thermo Fisher Scientific, Inc	4.100	08/15/47	255,073
1,000,000		Wyeth LLC	6.450	02/01/24	1,190,782
150,000		Wyeth LLC	6.500	02/01/34	232,626
275,000		Wyeth LLC	5.950	04/01/37	406,397
100,000		Zoetis, Inc	3.450	11/13/20	100,093
500,000		Zoetis, Inc	3.250	08/20/21	512,281
1,000,000		Zoetis, Inc	3.250	02/01/23	1,055,063
300,000		Zoetis, Inc	4.500	11/13/25	350,859
425,000		Zoetis, Inc	3.000	09/12/27	469,619
500,000		Zoetis, Inc	3.900	08/20/28	593,209
900,000		Zoetis, Inc	4.700	02/01/43	1,182,849
650,000		Zoetis, Inc	3.950	09/12/47	799,192
200,000		Zoetis, Inc	4.450	08/20/48	262,003
375,000		Zoetis, Inc	3.000	05/15/50	400,861
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			282,642,283
67

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
REAL ESTATE - 1.1%
$1,250,000	Alexandria Real Estate Equities, Inc	4.000%	01/15/24	$1,374,486

100,000	Alexandria Real Estate Equities, Inc	3.450	04/30/25	111,535
200,000	Alexandria Real Estate Equities, Inc	4.300	01/15/26	230,951
500,000	Alexandria Real Estate Equities, Inc	3.800	04/15/26	573,212
200,000	Alexandria Real Estate Equities, Inc	4.500	07/30/29	240,737
425,000	Alexandria Real Estate Equities, Inc	2.750	12/15/29	461,964
100,000	Alexandria Real Estate Equities, Inc	4.700	07/01/30	123,292
275,000	Alexandria Real Estate Equities, Inc	3.375	08/15/31	310,079
450,000	Alexandria Real Estate Equities, Inc	1.875	02/01/33	439,116
500,000	Alexandria Real Estate Equities, Inc	4.850	04/15/49	668,950
700,000	Alexandria Real Estate Equities, Inc	4.000	02/01/50	836,159
100,000	American Campus Communities Operating Partnership LP	3.750	04/15/23	105,166
500,000	American Campus Communities Operating Partnership LP	3.300	07/15/26	535,023
200,000	American Campus Communities Operating Partnership LP	3.625	11/15/27	212,843
500,000	American Campus Communities Operating Partnership LP	2.850	02/01/30	506,093
500,000	American Homes 4 Rent LP	4.900	02/15/29	595,961
725,000	American Tower Corp	2.250	01/15/22	741,598
200,000	American Tower Corp	4.700	03/15/22	211,948
800,000	American Tower Corp	3.500	01/31/23	850,276
450,000	American Tower Corp	5.000	02/15/24	508,770
350,000	American Tower Corp	3.375	05/15/24	378,900
750,000	American Tower Corp	2.400	03/15/25	793,872
525,000	American Tower Corp	4.000	06/01/25	590,481
1,350,000	American Tower Corp	1.300	09/15/25	1,364,069
200,000	American Tower Corp	4.400	02/15/26	228,136
425,000	American Tower Corp	3.375	10/15/26	470,523
750,000	American Tower Corp	2.750	01/15/27	808,634
500,000	American Tower Corp	3.125	01/15/27	545,796
150,000	American Tower Corp	3.550	07/15/27	167,839
500,000	American Tower Corp	3.600	01/15/28	560,572
350,000	American Tower Corp	3.950	03/15/29	402,716
750,000	American Tower Corp	2.900	01/15/30	809,522
750,000	American Tower Corp	2.100	06/15/30	757,271
725,000	American Tower Corp	1.875	10/15/30	714,033
1,350,000	American Tower Corp	3.700	10/15/49	1,476,663
425,000	American Tower Corp	3.100	06/15/50	419,309
225,000	AvalonBay Communities, Inc	2.950	09/15/22	233,944
200,000	AvalonBay Communities, Inc	3.500	11/15/24	220,400
200,000	AvalonBay Communities, Inc	2.950	05/11/26	221,421
100,000	AvalonBay Communities, Inc	2.900	10/15/26	109,663
1,200,000	AvalonBay Communities, Inc	3.350	05/15/27	1,338,025
200,000	AvalonBay Communities, Inc	3.200	01/15/28	222,423
750,000	AvalonBay Communities, Inc	3.300	06/01/29	852,232
750,000	AvalonBay Communities, Inc	2.300	03/01/30	797,431
400,000	AvalonBay Communities, Inc	4.150	07/01/47	502,554
200,000	AvalonBay Communities, Inc	4.350	04/15/48	258,633
1,175,000	Boston Properties LP	4.125	05/15/21	1,190,373
275,000	Boston Properties LP	3.850	02/01/23	292,829
425,000	Boston Properties LP	3.125	09/01/23	449,498
200,000	Boston Properties LP	3.800	02/01/24	216,586

68

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,500,000	Boston Properties LP	3.200%	01/15/25	$1,624,140
275,000	Boston Properties LP	3.650	02/01/26	305,570
700,000	Boston Properties LP	2.750	10/01/26	749,825
550,000	Boston Properties LP	4.500	12/01/28	647,888
550,000	Boston Properties LP	3.400	06/21/29	598,016
750,000	Boston Properties LP	2.900	03/15/30	782,255
500,000	Boston Properties LP	3.250	01/30/31	538,508
100,000	Brandywine Operating Partnership LP	3.950	02/15/23	103,423
500,000	Brandywine Operating Partnership LP	4.100	10/01/24	526,176
100,000	Brandywine Operating Partnership LP	3.950	11/15/27	103,744
500,000	Brandywine Operating Partnership LP	4.550	10/01/29	530,180
350,000	Brixmor Operating Partnership LP	3.250	09/15/23	362,315
900,000	Brixmor Operating Partnership LP	3.650	06/15/24	947,016
200,000	Brixmor Operating Partnership LP	3.850	02/01/25	214,119
225,000	Brixmor Operating Partnership LP	4.125	06/15/26	244,943
300,000	Brixmor Operating Partnership LP	3.900	03/15/27	317,313
600,000	Brixmor Operating Partnership LP	4.125	05/15/29	650,552
940,000	Brixmor Operating Partnership LP	4.050	07/01/30	1,008,480
200,000	Camden Property Trust	2.950	12/15/22	208,422
100,000	Camden Property Trust	4.100	10/15/28	117,629
325,000	Camden Property Trust	3.150	07/01/29	360,354
100,000	Camden Property Trust	2.800	05/15/30	108,684
500,000	Camden Property Trust	3.350	11/01/49	552,632
500,000	CBRE Services, Inc	4.875	03/01/26	585,653
1,225,000	CC Holdings GS V LLC	3.849	04/15/23	1,319,194
400,000	Columbia Property Trust Operating Partnership LP	3.650	08/15/26	409,550
300,000	Corporate Office Properties LP	5.000	07/01/25	338,155
1,000,000	Corporate Office Properties LP	2.250	03/15/26	1,011,219
200,000	Crown Castle International Corp	5.250	01/15/23	219,753
1,375,000	Crown Castle International Corp	3.150	07/15/23	1,461,427
500,000	Crown Castle International Corp	3.200	09/01/24	539,147
1,000,000	Crown Castle International Corp	1.350	07/15/25	1,010,633
975,000	Crown Castle International Corp	4.450	02/15/26	1,116,814
250,000	Crown Castle International Corp	3.700	06/15/26	278,766
100,000	Crown Castle International Corp	4.000	03/01/27	113,530
525,000	Crown Castle International Corp	3.650	09/01/27	587,174
775,000	Crown Castle International Corp	3.800	02/15/28	877,515
300,000	Crown Castle International Corp	4.300	02/15/29	349,689
500,000	Crown Castle International Corp	3.100	11/15/29	540,980
275,000	Crown Castle International Corp	3.300	07/01/30	300,275
1,050,000	Crown Castle International Corp	2.250	01/15/31	1,057,737
200,000	Crown Castle International Corp	4.750	05/15/47	246,694
300,000	Crown Castle International Corp	5.200	02/15/49	394,243
500,000	Crown Castle International Corp	4.000	11/15/49	558,953
200,000	Crown Castle International Corp	4.150	07/01/50	228,088
875,000	Crown Castle International Corp	3.250	01/15/51	868,089
100,000	CubeSmart LP	4.375	12/15/23	109,875
200,000	CubeSmart LP	3.125	09/01/26	216,603
100,000	CubeSmart LP	4.375	02/15/29	117,263
250,000	CubeSmart LP	3.000	02/15/30	268,179
450,000	CubeSmart LP	2.000	02/15/31	443,671
250,000	CyrusOne LP	2.900	11/15/24	265,015
750,000	CyrusOne LP	3.450	11/15/29	812,677
150,000	DDR Corp	4.250	02/01/26	160,569

69

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$800,000		Digital Realty Trust LP	2.750%	02/01/23	$836,730
200,000		Digital Realty Trust LP	4.750	10/01/25	233,910
475,000		Digital Realty Trust LP	3.700	08/15/27	534,359
300,000		Digital Realty Trust LP	4.450	07/15/28	357,129
1,000,000		Digital Realty Trust LP	3.600	07/01/29	1,146,583
100,000		Duke Realty LP	3.750	12/01/24	110,639
100,000		Duke Realty LP	3.250	06/30/26	110,857
1,000,000		Duke Realty LP	3.375	12/15/27	1,125,078
100,000		Duke Realty LP	4.000	09/15/28	116,575
225,000		Duke Realty LP	2.875	11/15/29	245,281
200,000		Duke Realty LP	1.750	07/01/30	198,937
500,000		Duke Realty LP	3.050	03/01/50	525,824
700,000		EPR Properties	4.750	12/15/26	669,848
200,000		EPR Properties	4.500	06/01/27	184,319
1,000,000		EPR Properties	3.750	08/15/29	871,821
1,000,000		Equinix, Inc	2.625	11/18/24	1,063,062
1,000,000		Equinix, Inc	1.250	07/15/25	1,006,634
525,000	h	Equinix, Inc	1.000	09/15/25	520,082
650,000		Equinix, Inc	2.900	11/18/26	700,862
200,000		Equinix, Inc	1.800	07/15/27	201,754
800,000	h	Equinix, Inc	1.550	03/15/28	799,213
1,000,000	h	Equinix, Inc	3.200	11/18/29	1,101,696
175,000		Equinix, Inc	2.150	07/15/30	177,158
500,000		Equinix, Inc	3.000	07/15/50	495,822
1,000,000		Equinix, Inc	2.950	09/15/51	973,011
200,000		ERP Operating LP	4.625	12/15/21	207,860
700,000		ERP Operating LP	3.375	06/01/25	774,590
200,000		ERP Operating LP	2.850	11/01/26	221,166
1,150,000		ERP Operating LP	3.250	08/01/27	1,279,286
500,000		ERP Operating LP	3.500	03/01/28	564,462
200,000		ERP Operating LP	4.150	12/01/28	237,157
750,000		ERP Operating LP	3.000	07/01/29	825,797
300,000		ERP Operating LP	2.500	02/15/30	318,351
425,000		ERP Operating LP	4.500	07/01/44	544,341
100,000		ERP Operating LP	4.000	08/01/47	121,434
100,000		Essex Portfolio LP	3.250	05/01/23	105,273
400,000		Essex Portfolio LP	3.500	04/01/25	439,307
100,000		Essex Portfolio LP	3.375	04/15/26	111,046
200,000		Essex Portfolio LP	3.625	05/01/27	223,298
900,000		Essex Portfolio LP	4.000	03/01/29	1,041,565
325,000		Essex Portfolio LP	3.000	01/15/30	349,056
750,000		Essex Portfolio LP	1.650	01/15/31	730,212
500,000		Essex Portfolio LP	2.650	03/15/32	527,581
300,000		Essex Portfolio LP	4.500	03/15/48	382,216
500,000		Federal Realty Investment Trust	3.950	01/15/24	541,523
250,000		Federal Realty Investment Trust	3.250	07/15/27	265,340
1,300,000		Federal Realty Investment Trust	3.200	06/15/29	1,384,362
300,000		Federal Realty Investment Trust	3.500	06/01/30	324,345
200,000		Federal Realty Investment Trust	4.500	12/01/44	227,656
250,000		GLP Capital LP	3.350	09/01/24	253,578
1,300,000		GLP Capital LP	5.250	06/01/25	1,411,566
150,000		GLP Capital LP	5.375	04/15/26	166,245
750,000		GLP Capital LP	5.750	06/01/28	856,267

70

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		GLP Capital LP	5.300%	01/15/29	$222,734
500,000		GLP Capital LP	4.000	01/15/30	517,470
500,000		GLP Capital LP	4.000	01/15/31	520,515
100,000		Healthcare Realty Trust, Inc	3.625	01/15/28	109,545
100,000		Healthcare Realty Trust, Inc	2.400	03/15/30	101,293
175,000	h	Healthcare Realty Trust, Inc	2.050	03/15/31	172,654
800,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	890,306
500,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	537,548
975,000		Healthcare Trust of America Holdings LP	2.000	03/15/31	954,443
200,000		Healthpeak Properties, Inc	4.200	03/01/24	220,170
1,750,000		Healthpeak Properties, Inc	3.875	08/15/24	1,939,734
250,000		Healthpeak Properties, Inc	4.000	06/01/25	281,106
100,000		Healthpeak Properties, Inc	3.250	07/15/26	111,609
600,000		Healthpeak Properties, Inc	3.500	07/15/29	667,837
1,000,000		Healthpeak Properties, Inc	3.000	01/15/30	1,079,197
175,000		Healthpeak Properties, Inc	2.875	01/15/31	185,253
30,000		Healthpeak Properties, Inc	6.750	02/01/41	42,676
100,000		Highwoods Realty LP	3.875	03/01/27	108,429
150,000		Highwoods Realty LP	4.125	03/15/28	165,405
250,000		Highwoods Realty LP	4.200	04/15/29	280,528
500,000		Highwoods Realty LP	3.050	02/15/30	516,638
775,000		Highwoods Realty LP	2.600	02/01/31	768,179
600,000		Host Hotels & Resorts LP	3.750	10/15/23	618,963
700,000		Host Hotels & Resorts LP	3.875	04/01/24	725,645
200,000		Host Hotels & Resorts LP	4.000	06/15/25	207,624
100,000		Host Hotels & Resorts LP	4.500	02/01/26	105,865
500,000		Host Hotels & Resorts LP	3.375	12/15/29	467,250
850,000		Host Hotels & Resorts LP	3.500	09/15/30	815,204
100,000		Hudson Pacific Properties LP	3.950	11/01/27	107,520
100,000		Hudson Pacific Properties LP	4.650	04/01/29	114,104
750,000		Hudson Pacific Properties LP	3.250	01/15/30	776,299
250,000		Kilroy Realty LP	3.800	01/15/23	260,173
125,000		Kilroy Realty LP	3.450	12/15/24	131,878
250,000		Kilroy Realty LP	4.750	12/15/28	290,033
200,000		Kilroy Realty LP	4.250	08/15/29	226,493
750,000		Kilroy Realty LP	3.050	02/15/30	784,718
500,000		Kilroy Realty LP	2.500	11/15/32	486,434
100,000		Kimco Realty Corp	3.400	11/01/22	105,256
300,000		Kimco Realty Corp	3.125	06/01/23	315,780
200,000		Kimco Realty Corp	2.700	03/01/24	209,401
1,175,000		Kimco Realty Corp	3.300	02/01/25	1,272,867
625,000		Kimco Realty Corp	2.800	10/01/26	668,056
200,000		Kimco Realty Corp	3.800	04/01/27	218,108
500,000		Kimco Realty Corp	1.900	03/01/28	493,399
750,000		Kimco Realty Corp	2.700	10/01/30	761,193
200,000		Kimco Realty Corp	4.250	04/01/45	211,858
175,000		Kimco Realty Corp	4.125	12/01/46	182,819
100,000		Kimco Realty Corp	4.450	09/01/47	108,513
500,000		Kimco Realty Corp	3.700	10/01/49	489,661
750,000		Lexington Realty Trust	2.700	09/15/30	764,043
200,000		Life Storage LP	3.875	12/15/27	223,668
500,000		Life Storage LP	4.000	06/15/29	567,505
100,000		Life Storage LP	2.200	10/15/30	99,819
200,000		Mid-America Apartments LP	4.300	10/15/23	218,497

71

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Mid-America Apartments LP	4.000%	11/15/25	$112,870
750,000	Mid-America Apartments LP	3.600	06/01/27	835,475
200,000	Mid-America Apartments LP	4.200	06/15/28	232,253
625,000	Mid-America Apartments LP	3.950	03/15/29	723,231
175,000	Mid-America Apartments LP	2.750	03/15/30	188,542
250,000	Mid-America Apartments LP	1.700	02/15/31	245,963
1,550,000	National Retail Properties, Inc	3.500	10/15/27	1,650,642
300,000	National Retail Properties, Inc	2.500	04/15/30	299,150
500,000	National Retail Properties, Inc	3.100	04/15/50	445,665
1,200,000	Omega Healthcare Investors, Inc	4.375	08/01/23	1,286,604
200,000	Omega Healthcare Investors, Inc	4.500	04/01/27	214,825
825,000	Omega Healthcare Investors, Inc	4.750	01/15/28	904,336
500,000	Omega Healthcare Investors, Inc	3.625	10/01/29	506,337
200,000	Physicians Realty LP	4.300	03/15/27	209,691
200,000	Physicians Realty LP	3.950	01/15/28	208,260
200,000	Piedmont Operating Partnership LP	3.400	06/01/23	207,095
200,000	Piedmont Operating Partnership LP	4.450	03/15/24	212,015
700,000	ProLogis LP	3.750	11/01/25	798,610
100,000	ProLogis LP	3.250	10/01/26	113,036
500,000	ProLogis LP	2.125	04/15/27	532,087
1,200,000	ProLogis LP	3.875	09/15/28	1,415,578
100,000	ProLogis LP	4.375	02/01/29	122,417
500,000	ProLogis LP	2.250	04/15/30	530,639
1,000,000	ProLogis LP	1.250	10/15/30	975,190
100,000	ProLogis LP	4.375	09/15/48	134,769
500,000	ProLogis LP	3.000	04/15/50	534,289
500,000	ProLogis LP	2.125	10/15/50	448,985
200,000	Public Storage	2.370	09/15/22	206,907
200,000	Public Storage	3.094	09/15/27	224,259
500,000	Public Storage	3.385	05/01/29	576,111
200,000	Rayonier, Inc	3.750	04/01/22	205,793
850,000	Realty Income Corp	3.250	10/15/22	891,533
500,000	Realty Income Corp	4.650	08/01/23	553,129
200,000	Realty Income Corp	3.875	04/15/25	226,536
200,000	Realty Income Corp	4.125	10/15/26	232,059
200,000	Realty Income Corp	3.000	01/15/27	217,649
1,000,000	Realty Income Corp	3.650	01/15/28	1,129,980
500,000	Realty Income Corp	3.250	06/15/29	552,659
1,500,000	Realty Income Corp	3.250	01/15/31	1,653,176
300,000	Realty Income Corp	4.650	03/15/47	392,957
375,000	Regency Centers LP	3.600	02/01/27	405,610
125,000	Regency Centers LP	4.125	03/15/28	139,753
425,000	Regency Centers LP	2.950	09/15/29	440,015
500,000	Regency Centers LP	3.700	06/15/30	548,483
200,000	Regency Centers LP	4.400	02/01/47	223,918
300,000	Regency Centers LP	4.650	03/15/49	349,409
350,000	Retail Properties of America, Inc	4.750	09/15/30	350,425
300,000	Sabra Health Care LP	4.800	06/01/24	315,181
300,000	Sabra Health Care LP	5.125	08/15/26	324,324
200,000	Select Income REIT	4.150	02/01/22	201,513
500,000	Select Income REIT	4.250	05/15/24	499,815
400,000	Select Income REIT	4.500	02/01/25	404,636
300,000	Simon Property Group LP	2.500	07/15/21	303,243

72

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,850,000	Simon Property Group LP	2.350%	01/30/22	$2,900,184
200,000	Simon Property Group LP	2.625	06/15/22	205,303
1,300,000	Simon Property Group LP	2.750	06/01/23	1,360,261
500,000	Simon Property Group LP	2.000	09/13/24	515,377
450,000	Simon Property Group LP	3.375	10/01/24	486,995
800,000	Simon Property Group LP	3.500	09/01/25	876,756
625,000	Simon Property Group LP	3.300	01/15/26	676,945
350,000	Simon Property Group LP	3.250	11/30/26	381,109
200,000	Simon Property Group LP	3.375	06/15/27	214,526
300,000	Simon Property Group LP	3.375	12/01/27	320,693
1,750,000	Simon Property Group LP	2.450	09/13/29	1,732,780
750,000	Simon Property Group LP	2.650	07/15/30	753,551
1,500,000	Simon Property Group LP	4.250	10/01/44	1,624,182
300,000	Simon Property Group LP	4.250	11/30/46	320,934
500,000	Simon Property Group LP	3.250	09/13/49	457,497
750,000	Simon Property Group LP	3.800	07/15/50	758,033
200,000	SITE Centers Corp	4.700	06/01/27	210,909
200,000	SL Green Operating Partnership LP	3.250	10/15/22	204,071
200,000	SL Green Realty Corp	4.500	12/01/22	208,575
525,000	Sovran Acquisition LP	3.500	07/01/26	582,648
300,000	Spirit Realty LP	3.200	01/15/27	303,695
500,000	Spirit Realty LP	4.000	07/15/29	519,788
300,000	Spirit Realty LP	3.400	01/15/30	298,081
500,000	Spirit Realty LP	3.200	02/15/31	487,592
500,000	STORE Capital Corp	4.625	03/15/29	535,849
100,000	Tanger Properties LP	3.125	09/01/26	95,979
250,000	Tanger Properties LP	3.875	07/15/27	242,999
200,000	UDR, Inc	4.000	10/01/25	224,228
200,000	UDR, Inc	3.500	07/01/27	220,028
200,000	UDR, Inc	3.500	01/15/28	221,042
600,000	UDR, Inc	3.200	01/15/30	664,346
750,000	UDR, Inc	3.000	08/15/31	810,930
750,000	UDR, Inc	2.100	08/01/32	745,214
300,000	UDR, Inc	3.100	11/01/34	324,385
850,000	Ventas Realty LP	3.250	08/15/22	883,692
200,000	Ventas Realty LP	3.100	01/15/23	207,941
800,000	Ventas Realty LP	3.125	06/15/23	837,001
300,000	Ventas Realty LP	3.500	04/15/24	320,613
750,000	Ventas Realty LP	2.650	01/15/25	783,112
120,000	Ventas Realty LP	4.125	01/15/26	134,801
200,000	Ventas Realty LP	3.250	10/15/26	212,262
1,000,000	Ventas Realty LP	4.000	03/01/28	1,088,519
525,000	Ventas Realty LP	4.400	01/15/29	596,093
350,000	Ventas Realty LP	3.000	01/15/30	356,638
500,000	Ventas Realty LP	4.750	11/15/30	578,088
300,000	Ventas Realty LP	4.375	02/01/45	309,285
300,000	Ventas Realty LP	4.875	04/15/49	335,223
425,000	VEREIT Operating Partnership LP	4.875	06/01/26	473,778
650,000	VEREIT Operating Partnership LP	3.950	08/15/27	691,945
1,000,000	VEREIT Operating Partnership LP	3.400	01/15/28	1,041,493
500,000	VEREIT Operating Partnership LP	3.100	12/15/29	500,555
200,000	Vornado Realty LP	3.500	01/15/25	208,077
100,000	Washington REIT	3.950	10/15/22	103,196
100,000	Weingarten Realty Investors	3.375	10/15/22	102,436

73

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Weingarten Realty Investors	3.500%	04/15/23	$103,208
2,000,000	Welltower, Inc	3.625	03/15/24	2,163,021
1,700,000	Welltower, Inc	4.000	06/01/25	1,900,031
600,000	Welltower, Inc	4.250	04/01/26	687,166
500,000	Welltower, Inc	2.700	02/15/27	527,666
600,000	Welltower, Inc	4.250	04/15/28	679,133
500,000	Welltower, Inc	4.125	03/15/29	566,240
425,000	Welltower, Inc	3.100	01/15/30	450,517
400,000	Welltower, Inc	2.750	01/15/31	410,746
300,000	Welltower, Inc	4.950	09/01/48	360,934
200,000	Weyerhaeuser Co	4.625	09/15/23	222,548
500,000	Weyerhaeuser Co	4.000	11/15/29	582,715
500,000	Weyerhaeuser Co	4.000	04/15/30	587,507
1,075,000	Weyerhaeuser Co	7.375	03/15/32	1,566,173
200,000	WP Carey, Inc	4.600	04/01/24	221,621
347,000	WP Carey, Inc	4.000	02/01/25	379,516
1,000,000	WP Carey, Inc	3.850	07/15/29	1,080,359
	TOTAL REAL ESTATE			176,002,761

RETAILING - 0.6%
100,000	Advance Auto Parts, Inc	1.750	10/01/27	99,587
500,000	Advance Auto Parts, Inc	3.900	04/15/30	563,038
500,000	Alibaba Group Holding Ltd	3.125	11/28/21	513,110
1,200,000	Alibaba Group Holding Ltd	2.800	06/06/23	1,262,836
1,250,000	Alibaba Group Holding Ltd	3.600	11/28/24	1,372,905
1,325,000	Alibaba Group Holding Ltd	3.400	12/06/27	1,484,874
500,000	Alibaba Group Holding Ltd	4.500	11/28/34	627,437
750,000	Alibaba Group Holding Ltd	4.000	12/06/37	891,866
1,500,000	Alibaba Group Holding Ltd	4.200	12/06/47	1,903,481
750,000	Alibaba Group Holding Ltd	4.400	12/06/57	1,010,453
200,000	Allegion US Holding Co, Inc	3.200	10/01/24	211,952
200,000	Allegion US Holding Co, Inc	3.550	10/01/27	217,412
300,000	Amazon.com, Inc	3.300	12/05/21	309,365
850,000	Amazon.com, Inc	2.500	11/29/22	886,112
1,650,000	Amazon.com, Inc	2.400	02/22/23	1,729,779
1,000,000	Amazon.com, Inc	0.400	06/03/23	1,004,546
1,125,000	Amazon.com, Inc	2.800	08/22/24	1,217,435
425,000	Amazon.com, Inc	3.800	12/05/24	478,611
1,000,000	Amazon.com, Inc	0.800	06/03/25	1,008,905
325,000	Amazon.com, Inc	5.200	12/03/25	395,565
1,000,000	Amazon.com, Inc	1.200	06/03/27	1,012,633
2,700,000	Amazon.com, Inc	3.150	08/22/27	3,077,046
1,000,000	Amazon.com, Inc	1.500	06/03/30	1,020,941
1,800,000	Amazon.com, Inc	4.800	12/05/34	2,480,216
2,625,000	Amazon.com, Inc	3.875	08/22/37	3,264,095
775,000	Amazon.com, Inc	4.950	12/05/44	1,099,655
1,875,000	Amazon.com, Inc	4.050	08/22/47	2,423,443
1,900,000	Amazon.com, Inc	2.500	06/03/50	1,928,566
1,900,000	Amazon.com, Inc	4.250	08/22/57	2,586,987
1,000,000	Amazon.com, Inc	2.700	06/03/60	1,028,236
100,000	AutoNation, Inc	3.350	01/15/21	100,437
200,000	AutoNation, Inc	3.500	11/15/24	212,660
244,000	AutoNation, Inc	4.500	10/01/25	271,206

74

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		AutoNation, Inc	3.800%	11/15/27	$218,586
100,000		AutoNation, Inc	4.750	06/01/30	118,346
442,000		AutoZone, Inc	3.700	04/15/22	460,602
300,000		AutoZone, Inc	2.875	01/15/23	314,494
150,000		AutoZone, Inc	3.125	07/15/23	159,457
250,000		AutoZone, Inc	3.125	04/18/24	269,120
200,000		AutoZone, Inc	3.250	04/15/25	220,187
500,000		AutoZone, Inc	3.625	04/15/25	557,439
100,000		AutoZone, Inc	3.125	04/21/26	109,389
650,000		AutoZone, Inc	3.750	06/01/27	742,973
200,000		AutoZone, Inc	3.750	04/18/29	231,167
500,000		AutoZone, Inc	4.000	04/15/30	592,637
600,000		AutoZone, Inc	1.650	01/15/31	589,586
500,000		Best Buy Co, Inc	4.450	10/01/28	592,593
500,000		Best Buy Co, Inc	1.950	10/01/30	496,636
500,000		Booking Holdings, Inc	4.100	04/13/25	563,194
500,000		Booking Holdings, Inc	4.500	04/13/27	586,770
1,100,000		Booking Holdings, Inc	4.625	04/13/30	1,314,623
1,000,000		Chevron USA, Inc	0.426	08/11/23	1,000,967
2,000,000		Chevron USA, Inc	0.687	08/12/25	1,991,790
2,000,000		Chevron USA, Inc	1.018	08/12/27	1,995,465
250,000		Chevron USA, Inc	2.343	08/12/50	233,190
375,000		Dollar General Corp	3.250	04/15/23	397,906
355,000		Dollar General Corp	4.150	11/01/25	409,089
300,000		Dollar General Corp	3.875	04/15/27	344,191
500,000		Dollar General Corp	4.125	05/01/28	585,696
500,000		Dollar General Corp	3.500	04/03/30	568,705
500,000		Dollar General Corp	4.125	04/03/50	597,075
1,500,000		Dollar Tree, Inc	3.700	05/15/23	1,612,975
500,000		Dollar Tree, Inc	4.000	05/15/25	564,125
500,000		Dollar Tree, Inc	4.200	05/15/28	589,048
175,000		eBay, Inc	3.800	03/09/22	183,010
1,025,000		eBay, Inc	2.600	07/15/22	1,058,681
375,000		eBay, Inc	2.750	01/30/23	393,236
400,000		eBay, Inc	3.450	08/01/24	437,502
1,200,000		eBay, Inc	3.600	06/05/27	1,353,590
1,200,000		eBay, Inc	2.700	03/11/30	1,271,825
200,000		eBay, Inc	4.000	07/15/42	224,365
500,000	g	Expedia Group, Inc	3.600	12/15/23	510,816
300,000		Expedia Group, Inc	4.500	08/15/24	319,531
1,200,000		Expedia Group, Inc	5.000	02/15/26	1,281,392
750,000	g	Expedia Group, Inc	4.625	08/01/27	787,674
175,000		Expedia Group, Inc	3.800	02/15/28	176,135
750,000		Expedia Group, Inc	3.250	02/15/30	720,837
850,000		Home Depot, Inc	3.250	03/01/22	885,371
700,000		Home Depot, Inc	2.625	06/01/22	726,725
800,000		Home Depot, Inc	2.700	04/01/23	842,933
550,000		Home Depot, Inc	3.750	02/15/24	606,718
350,000		Home Depot, Inc	3.350	09/15/25	394,391
1,925,000		Home Depot, Inc	3.000	04/01/26	2,165,452
1,550,000		Home Depot, Inc	2.125	09/15/26	1,669,002
825,000		Home Depot, Inc	3.900	12/06/28	976,851
2,333,000		Home Depot, Inc	2.950	06/15/29	2,632,511
375,000		Home Depot, Inc	2.700	04/15/30	417,204

75

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$425,000	Home Depot, Inc	5.875%	12/16/36	$639,019
150,000	Home Depot, Inc	5.950	04/01/41	226,430
675,000	Home Depot, Inc	4.200	04/01/43	843,684
450,000	Home Depot, Inc	4.875	02/15/44	613,703
650,000	Home Depot, Inc	4.400	03/15/45	838,558
725,000	Home Depot, Inc	4.250	04/01/46	922,117
2,100,000	Home Depot, Inc	3.900	06/15/47	2,586,988
2,000,000	Home Depot, Inc	4.500	12/06/48	2,675,057
1,000,000	Home Depot, Inc	3.125	12/15/49	1,110,468
2,655,000	Home Depot, Inc	3.350	04/15/50	3,059,635
675,000	Home Depot, Inc	3.500	09/15/56	792,251
500,000	JD.com, Inc	3.375	01/14/30	541,356
500,000	JD.com, Inc	4.125	01/14/50	555,121
1,000,000	Kohl’s Corp	3.250	02/01/23	999,816
55,000	Kohl’s Corp	4.750	12/15/23	57,058
300,000	Kohl’s Corp	9.500	05/15/25	353,949
200,000	Kohl’s Corp	4.250	07/17/25	194,128
200,000	Kohl’s Corp	5.550	07/17/45	183,619
200,000	Lowe’s Cos, Inc	3.800	11/15/21	206,244
1,025,000	Lowe’s Cos, Inc	3.120	04/15/22	1,061,319
300,000	Lowe’s Cos, Inc	3.875	09/15/23	327,289
400,000	Lowe’s Cos, Inc	3.125	09/15/24	435,061
1,100,000	Lowe’s Cos, Inc	3.375	09/15/25	1,228,277
500,000	Lowe’s Cos, Inc	2.500	04/15/26	542,015
775,000	Lowe’s Cos, Inc	3.650	04/05/29	894,493
306,000	Lowe’s Cos, Inc	4.500	04/15/30	377,861
100,000	Lowe’s Cos, Inc	4.650	04/15/42	125,987
200,000	Lowe’s Cos, Inc	4.250	09/15/44	238,222
200,000	Lowe’s Cos, Inc	4.375	09/15/45	245,968
1,075,000	Lowe’s Cos, Inc	3.700	04/15/46	1,230,109
2,000,000	Lowe’s Cos, Inc	4.050	05/03/47	2,386,457
1,425,000	Lowe’s Cos, Inc	4.550	04/05/49	1,832,838
1,320,000	Lowe’s Cos, Inc	5.125	04/15/50	1,806,175
150,000	O’Reilly Automotive, Inc	4.875	01/14/21	150,223
900,000	O’Reilly Automotive, Inc	3.800	09/01/22	948,316
1,000,000	O’Reilly Automotive, Inc	3.600	09/01/27	1,136,976
300,000	O’Reilly Automotive, Inc	4.350	06/01/28	356,832
500,000	O’Reilly Automotive, Inc	3.900	06/01/29	584,253
200,000	O’Reilly Automotive, Inc	1.750	03/15/31	197,526
200,000	Priceline Group, Inc	2.750	03/15/23	209,930
300,000	Priceline Group, Inc	3.650	03/15/25	331,029
300,000	Priceline Group, Inc	3.600	06/01/26	332,398
900,000	Priceline Group, Inc	3.550	03/15/28	1,003,505
300,000	Ross Stores, Inc	4.600	04/15/25	345,315
300,000	Ross Stores, Inc	4.700	04/15/27	353,829
500,000	Ross Stores, Inc	5.450	04/15/50	651,416
350,000	Target Corp	3.500	07/01/24	387,061
200,000	Target Corp	2.250	04/15/25	213,524
1,700,000	Target Corp	2.500	04/15/26	1,856,805
1,500,000	Target Corp	3.375	04/15/29	1,742,998
600,000	Target Corp	2.350	02/15/30	651,002
100,000	Target Corp	2.650	09/15/30	111,850
975,000	Target Corp	4.000	07/01/42	1,275,359

76

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$225,000	Target Corp	3.625%	04/15/46	$281,946
1,500,000	Target Corp	3.900	11/15/47	1,975,851
300,000	TJX Cos, Inc	2.500	05/15/23	314,419
525,000	TJX Cos, Inc	2.250	09/15/26	558,736
500,000	TJX Cos, Inc	3.750	04/15/27	572,914
500,000	TJX Cos, Inc	3.875	04/15/30	592,610
1,000,000	TJX Cos, Inc	4.500	04/15/50	1,288,128
	TOTAL RETAILING			125,315,186

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
200,000	Altera Corp	4.100	11/15/23	222,225
300,000	Analog Devices, Inc	2.500	12/05/21	305,673
325,000	Analog Devices, Inc	3.125	12/05/23	349,481
250,000	Analog Devices, Inc	2.950	04/01/25	271,851
1,175,000	Analog Devices, Inc	3.500	12/05/26	1,329,112
100,000	Analog Devices, Inc	4.500	12/05/36	119,761
200,000	Analog Devices, Inc	5.300	12/15/45	281,831
1,000,000	Applied Materials, Inc	3.300	04/01/27	1,136,191
950,000	Applied Materials, Inc	1.750	06/01/30	973,734
250,000	Applied Materials, Inc	5.100	10/01/35	346,395
100,000	Applied Materials, Inc	5.850	06/15/41	147,035
1,200,000	Applied Materials, Inc	4.350	04/01/47	1,584,634
775,000	Applied Materials, Inc	2.750	06/01/50	812,381
500,000	Broadcom, Inc	2.250	11/15/23	519,782
750,000	Broadcom, Inc	4.700	04/15/25	852,071
500,000	Broadcom, Inc	3.150	11/15/25	539,285
1,600,000	Broadcom, Inc	4.250	04/15/26	1,802,870
4,399,000	Broadcom, Inc	3.459	09/15/26	4,819,579
3,706,000	Broadcom, Inc	4.110	09/15/28	4,144,282
3,000,000	Broadcom, Inc	4.750	04/15/29	3,484,052
750,000	Broadcom, Inc	5.000	04/15/30	884,618
850,000	Broadcom, Inc	4.150	11/15/30	954,283
1,500,000	Broadcom, Inc	4.300	11/15/32	1,710,104
1,600,000	Intel Corp	3.100	07/29/22	1,681,685
1,700,000	Intel Corp	2.700	12/15/22	1,789,591
2,050,000	Intel Corp	3.700	07/29/25	2,331,480
2,480,000	Intel Corp	2.600	05/19/26	2,728,074
250,000	Intel Corp	4.000	12/15/32	309,863
200,000	Intel Corp	4.100	05/19/46	249,093
675,000	Intel Corp	4.100	05/11/47	855,778
3,328,000	Intel Corp	3.734	12/08/47	3,965,398
2,500,000	Intel Corp	3.250	11/15/49	2,785,731
3,175,000	Intel Corp	4.750	03/25/50	4,352,479
1,000,000	Intel Corp	3.100	02/15/60	1,083,463
1,000,000	KLA Corp	3.300	03/01/50	1,046,065
200,000	Lam Research Corp	3.800	03/15/25	225,032
150,000	Lam Research Corp	3.750	03/15/26	172,045
275,000	Lam Research Corp	4.000	03/15/29	329,314
125,000	Lam Research Corp	1.900	06/15/30	129,421
825,000	Lam Research Corp	4.875	03/15/49	1,165,177
200,000	Lam Research Corp	2.875	06/15/50	206,575
1,200,000	Lam Research Corp	3.125	06/15/60	1,281,366
350,000	Marvell Technology Group Ltd	4.200	06/22/23	377,852
350,000	Marvell Technology Group Ltd	4.875	06/22/28	422,161

77

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Maxim Integrated Products, Inc	3.375%	03/15/23	$212,943
400,000		Maxim Integrated Products, Inc	3.450	06/15/27	445,576
1,000,000		Microchip Technology, Inc	4.333	06/01/23	1,077,030
750,000		Micron Technology, Inc	2.497	04/24/23	778,790
475,000		Micron Technology, Inc	4.640	02/06/24	529,629
425,000		Micron Technology, Inc	4.975	02/06/26	492,572
750,000		Micron Technology, Inc	4.185	02/15/27	851,931
400,000		Micron Technology, Inc	5.327	02/06/29	480,795
500,000		Micron Technology, Inc	4.663	02/15/30	586,838
525,000		NVIDIA Corp	2.200	09/16/21	533,581
800,000		NVIDIA Corp	3.200	09/16/26	902,155
750,000		NVIDIA Corp	2.850	04/01/30	845,301
2,067,000		NVIDIA Corp	3.500	04/01/50	2,415,112
475,000	g	NXP BV	4.875	03/01/24	534,067
300,000	g	NXP BV	2.700	05/01/25	317,541
425,000	g	NXP BV	5.350	03/01/26	502,449
750,000	g	NXP BV	3.875	06/18/26	840,241
300,000	g	NXP BV	3.150	05/01/27	324,884
400,000	g	NXP BV	5.550	12/01/28	494,799
750,000	g	NXP BV	4.300	06/18/29	864,910
675,000	g	NXP BV	3.400	05/01/30	738,397
2,800,000		QUALCOMM, Inc	3.250	05/20/27	3,137,775
1,339,000	g	QUALCOMM, Inc	1.300	05/20/28	1,332,171
1,000,000		QUALCOMM, Inc	2.150	05/20/30	1,047,727
2,384,000	g	QUALCOMM, Inc	1.650	05/20/32	2,358,937
750,000		QUALCOMM, Inc	4.650	05/20/35	1,007,181
650,000		QUALCOMM, Inc	4.800	05/20/45	870,140
1,525,000		QUALCOMM, Inc	4.300	05/20/47	1,954,627
100,000		Texas Instruments, Inc	2.625	05/15/24	107,367
325,000		Texas Instruments, Inc	1.375	03/12/25	336,251
350,000		Texas Instruments, Inc	2.900	11/03/27	391,620
1,000,000		Texas Instruments, Inc	2.250	09/04/29	1,071,992
325,000		Texas Instruments, Inc	1.750	05/04/30	334,993
350,000		Texas Instruments, Inc	3.875	03/15/39	432,053
1,200,000		Texas Instruments, Inc	4.150	05/15/48	1,565,722
475,000		Xilinx, Inc	2.950	06/01/24	510,160
1,000,000		Xilinx, Inc	2.375	06/01/30	1,052,319
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			87,359,449

SOFTWARE & SERVICES - 1.1%
775,000		Adobe Systems, Inc	3.250	02/01/25	857,741
125,000		Adobe, Inc	1.700	02/01/23	128,885
500,000		Adobe, Inc	1.900	02/01/25	528,540
1,000,000		Adobe, Inc	2.150	02/01/27	1,073,065
925,000		Adobe, Inc	2.300	02/01/30	997,517
1,000,000		Amdocs Ltd	2.538	06/15/30	1,037,859
250,000		Autodesk, Inc	4.375	06/15/25	286,759
450,000		Autodesk, Inc	3.500	06/15/27	510,261
750,000		Autodesk, Inc	2.850	01/15/30	824,797
700,000		Automatic Data Processing, Inc	3.375	09/15/25	788,498
900,000		Automatic Data Processing, Inc	1.250	09/01/30	886,588
900,000		Baidu, Inc	2.875	07/06/22	925,648
700,000		Baidu, Inc	3.875	09/29/23	750,337

78

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$525,000	Baidu, Inc	4.375%	05/14/24	$575,089
200,000	Baidu, Inc	3.075	04/07/25	212,362
300,000	Baidu, Inc	3.625	07/06/27	328,867
500,000	Baidu, Inc	4.375	03/29/28	570,906
500,000	Baidu, Inc	4.875	11/14/28	593,507
300,000	Baidu, Inc	3.425	04/07/30	329,054
350,000	Broadridge Financial Solutions, Inc	3.400	06/27/26	390,169
1,000,000	Broadridge Financial Solutions, Inc	2.900	12/01/29	1,082,625
150,000	CA, Inc	4.700	03/15/27	164,953
500,000	Citrix Systems, Inc	4.500	12/01/27	572,655
750,000	Citrix Systems, Inc	3.300	03/01/30	800,459
200,000	DXC Technology Co	4.450	09/18/22	209,949
500,000	DXC Technology Co	4.000	04/15/23	526,487
375,000	DXC Technology Co	4.250	04/15/24	405,167
500,000	DXC Technology Co	4.125	04/15/25	540,138
200,000	DXC Technology Co	4.750	04/15/27	222,776
125,000	Fidelity National Information Services, Inc	3.500	04/15/23	133,097
163,000	Fidelity National Information Services, Inc	3.875	06/05/24	179,827
1,575,000	Fidelity National Information Services, Inc	3.000	08/15/26	1,748,073
100,000	Fidelity National Information Services, Inc	4.250	05/15/28	119,799
300,000	Fidelity National Information Services, Inc	4.500	08/15/46	372,272
150,000	Fidelity National Information Services, Inc	4.750	05/15/48	197,856
1,350,000	Fiserv, Inc	3.500	10/01/22	1,423,486
125,000	Fiserv, Inc	3.800	10/01/23	136,396
2,000,000	Fiserv, Inc	2.750	07/01/24	2,138,044
1,675,000	Fiserv, Inc	3.850	06/01/25	1,886,858
900,000	Fiserv, Inc	3.200	07/01/26	999,702
1,125,000	Fiserv, Inc	3.500	07/01/29	1,280,400
675,000	Fiserv, Inc	2.650	06/01/30	725,858
2,300,000	Fiserv, Inc	4.400	07/01/49	2,869,201
250,000	Global Payments, Inc	3.800	04/01/21	253,330
125,000	Global Payments, Inc	3.750	06/01/23	134,011
500,000	Global Payments, Inc	4.000	06/01/23	542,445
575,000	Global Payments, Inc	2.650	02/15/25	610,110
300,000	Global Payments, Inc	4.800	04/01/26	350,184
500,000	Global Payments, Inc	4.450	06/01/28	585,127
475,000	Global Payments, Inc	3.200	08/15/29	518,136
325,000	Global Payments, Inc	2.900	05/15/30	347,518
750,000	Global Payments, Inc	4.150	08/15/49	878,540
425,000	International Business Machines Corp	2.500	01/27/22	437,434
750,000	International Business Machines Corp	1.875	08/01/22	772,227
750,000	International Business Machines Corp	2.875	11/09/22	790,946
550,000	International Business Machines Corp	3.375	08/01/23	597,199
600,000	International Business Machines Corp	3.625	02/12/24	660,972
3,000,000	International Business Machines Corp	3.000	05/15/24	3,249,966
350,000	International Business Machines Corp	3.450	02/19/26	396,141
2,500,000	International Business Machines Corp	3.300	05/15/26	2,816,915
1,000,000	International Business Machines Corp	1.700	05/15/27	1,032,678
2,675,000	International Business Machines Corp	3.500	05/15/29	3,088,671
900,000	International Business Machines Corp	1.950	05/15/30	926,441
1,850,000	International Business Machines Corp	4.150	05/15/39	2,258,930
19,000	International Business Machines Corp	5.600	11/30/39	26,980
450,000	International Business Machines Corp	2.850	05/15/40	475,735
1,060,000	International Business Machines Corp	4.000	06/20/42	1,268,857

79

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,500,000	International Business Machines Corp	4.700%	02/19/46	$2,020,595
2,500,000	International Business Machines Corp	4.250	05/15/49	3,114,017
475,000	International Business Machines Corp	2.950	05/15/50	492,484
350,000	Intuit, Inc	0.650	07/15/23	351,834
300,000	Intuit, Inc	0.950	07/15/25	302,806
350,000	Intuit, Inc	1.350	07/15/27	355,018
350,000	Intuit, Inc	1.650	07/15/30	355,992
200,000	Mastercard, Inc	2.000	11/21/21	203,657
1,000,000	Mastercard, Inc	3.375	04/01/24	1,100,218
1,000,000	Mastercard, Inc	2.000	03/03/25	1,064,485
425,000	Mastercard, Inc	2.950	11/21/26	478,420
750,000	Mastercard, Inc	3.500	02/26/28	874,126
1,000,000	Mastercard, Inc	2.950	06/01/29	1,128,801
200,000	Mastercard, Inc	3.800	11/21/46	244,762
300,000	Mastercard, Inc	3.950	02/26/48	381,001
1,000,000	Mastercard, Inc	3.650	06/01/49	1,224,445
1,350,000	Mastercard, Inc	3.850	03/26/50	1,698,367
1,300,000	Microsoft Corp	2.375	02/12/22	1,333,777
725,000	Microsoft Corp	2.650	11/03/22	758,249
575,000	Microsoft Corp	2.125	11/15/22	597,220
275,000	Microsoft Corp	2.375	05/01/23	288,508
1,450,000	Microsoft Corp	2.000	08/08/23	1,513,874
800,000	Microsoft Corp	3.625	12/15/23	875,462
975,000	Microsoft Corp	2.700	02/12/25	1,060,216
1,075,000	Microsoft Corp	3.125	11/03/25	1,201,758
2,925,000	Microsoft Corp	2.400	08/08/26	3,186,198
5,739,000	Microsoft Corp	3.300	02/06/27	6,559,280
150,000	Microsoft Corp	3.500	02/12/35	185,463
1,175,000	Microsoft Corp	4.200	11/03/35	1,542,903
2,250,000	Microsoft Corp	3.450	08/08/36	2,720,796
1,837,000	Microsoft Corp	4.100	02/06/37	2,383,363
500,000	Microsoft Corp	3.500	11/15/42	615,133
1,575,000	Microsoft Corp	3.700	08/08/46	1,976,308
6,038,000	Microsoft Corp	2.525	06/01/50	6,298,711
1,073,000	Microsoft Corp	3.950	08/08/56	1,415,309
7,374,000	Microsoft Corp	2.675	06/01/60	7,721,274
1,125,000	Oracle Corp	1.900	09/15/21	1,141,013
1,600,000	Oracle Corp	2.500	05/15/22	1,650,026
2,150,000	Oracle Corp	2.500	10/15/22	2,241,234
800,000	Oracle Corp	2.625	02/15/23	835,562
225,000	Oracle Corp	3.625	07/15/23	244,310
2,375,000	Oracle Corp	2.400	09/15/23	2,499,104
1,225,000	Oracle Corp	3.400	07/08/24	1,340,485
900,000	Oracle Corp	2.950	11/15/24	975,942
1,000,000	Oracle Corp	2.500	04/01/25	1,071,548
1,650,000	Oracle Corp	2.950	05/15/25	1,796,337
2,884,000	Oracle Corp	2.650	07/15/26	3,148,013
1,000,000	Oracle Corp	2.800	04/01/27	1,097,122
1,000,000	Oracle Corp	2.950	04/01/30	1,117,580
400,000	Oracle Corp	3.250	05/15/30	455,459
2,497,000	Oracle Corp	4.300	07/08/34	3,125,631
650,000	Oracle Corp	3.900	05/15/35	789,706
1,225,000	Oracle Corp	3.850	07/15/36	1,445,185

80

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$4,000,000	Oracle Corp	3.800%	11/15/37	$4,685,250
100,000	Oracle Corp	6.500	04/15/38	155,846
470,000	Oracle Corp	6.125	07/08/39	701,654
675,000	Oracle Corp	3.600	04/01/40	769,804
325,000	Oracle Corp	5.375	07/15/40	452,511
500,000	Oracle Corp	4.500	07/08/44	629,728
325,000	Oracle Corp	4.125	05/15/45	389,537
2,025,000	Oracle Corp	4.000	07/15/46	2,393,446
3,100,000	Oracle Corp	4.000	11/15/47	3,667,048
7,350,000	Oracle Corp	3.600	04/01/50	8,195,417
500,000	Oracle Corp	4.375	05/15/55	627,349
1,000,000	Oracle Corp	3.850	04/01/60	1,173,483
550,000	PayPal Holdings, Inc	2.200	09/26/22	568,574
1,000,000	PayPal Holdings, Inc	1.350	06/01/23	1,021,368
1,000,000	PayPal Holdings, Inc	2.400	10/01/24	1,059,360
1,000,000	PayPal Holdings, Inc	1.650	06/01/25	1,035,502
1,000,000	PayPal Holdings, Inc	2.850	10/01/29	1,099,436
500,000	PayPal Holdings, Inc	2.300	06/01/30	527,546
1,000,000	PayPal Holdings, Inc	3.250	06/01/50	1,103,312
725,000	salesforce.com, Inc	3.250	04/11/23	777,238
925,000	salesforce.com, Inc	3.700	04/11/28	1,090,332
1,000,000	ServiceNow, Inc	1.400	09/01/30	971,890
450,000	Visa, Inc	2.150	09/15/22	465,807
1,025,000	Visa, Inc	2.800	12/14/22	1,077,164
3,725,000	Visa, Inc	3.150	12/14/25	4,166,785
1,175,000	Visa, Inc	0.750	08/15/27	1,165,396
700,000	Visa, Inc	2.750	09/15/27	774,329
475,000	Visa, Inc	2.050	04/15/30	507,651
1,500,000	Visa, Inc	1.100	02/15/31	1,467,603
250,000	Visa, Inc	4.150	12/14/35	323,509
1,500,000	Visa, Inc	2.700	04/15/40	1,619,418
2,325,000	Visa, Inc	4.300	12/14/45	3,081,614
1,125,000	Visa, Inc	3.650	09/15/47	1,378,476
750,000	Visa, Inc	2.000	08/15/50	691,529
1,475,000	VMware, Inc	2.950	08/21/22	1,535,589
500,000	VMware, Inc	4.500	05/15/25	565,467
725,000	VMware, Inc	3.900	08/21/27	809,323
1,000,000	VMware, Inc	4.700	05/15/30	1,183,060
1,600,000	Western Union Co	3.600	03/15/22	1,658,440
200,000	Western Union Co	4.250	06/09/23	215,913
500,000	Western Union Co	2.850	01/10/25	526,986
	TOTAL SOFTWARE & SERVICES			193,260,797

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
200,000	Amphenol Corp	3.200	04/01/24	215,786
250,000	Amphenol Corp	2.050	03/01/25	262,110
450,000	Amphenol Corp	4.350	06/01/29	545,744
1,000,000	Amphenol Corp	2.800	02/15/30	1,093,958
1,250,000	Apple, Inc	2.150	02/09/22	1,281,489
1,050,000	Apple, Inc	2.700	05/13/22	1,091,426
275,000	Apple, Inc	1.700	09/11/22	282,427
575,000	Apple, Inc	2.100	09/12/22	594,132
650,000	Apple, Inc	2.400	01/13/23	678,877
750,000	Apple, Inc	2.850	02/23/23	791,444

81

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$925,000	Apple, Inc	2.400%	05/03/23	$973,344
1,000,000	Apple, Inc	0.750	05/11/23	1,008,624
1,150,000	Apple, Inc	3.000	02/09/24	1,238,159
2,725,000	Apple, Inc	3.450	05/06/24	3,003,166
1,075,000	Apple, Inc	2.850	05/11/24	1,157,435
1,850,000	Apple, Inc	2.750	01/13/25	2,008,099
1,075,000	Apple, Inc	2.500	02/09/25	1,159,221
2,000,000	Apple, Inc	1.125	05/11/25	2,046,277
1,125,000	Apple, Inc	3.200	05/13/25	1,254,124
2,000,000	Apple, Inc	0.550	08/20/25	2,002,235
2,825,000	Apple, Inc	3.250	02/23/26	3,176,037
1,425,000	Apple, Inc	2.450	08/04/26	1,552,479
1,750,000	Apple, Inc	2.050	09/11/26	1,870,606
1,075,000	Apple, Inc	3.350	02/09/27	1,228,954
275,000	Apple, Inc	3.200	05/11/27	312,694
3,675,000	Apple, Inc	3.000	11/13/27	4,151,971
950,000	Apple, Inc	1.650	05/11/30	982,032
3,000,000	Apple, Inc	1.250	08/20/30	2,979,121
1,600,000	Apple, Inc	4.500	02/23/36	2,137,388
350,000	Apple, Inc	3.850	05/04/43	435,714
750,000	Apple, Inc	4.450	05/06/44	1,016,282
1,350,000	Apple, Inc	3.450	02/09/45	1,599,592
1,000,000	Apple, Inc	4.375	05/13/45	1,336,009
1,775,000	Apple, Inc	4.650	02/23/46	2,471,644
900,000	Apple, Inc	3.850	08/04/46	1,123,463
1,175,000	Apple, Inc	4.250	02/09/47	1,559,400
900,000	Apple, Inc	3.750	09/12/47	1,106,549
2,850,000	Apple, Inc	3.750	11/13/47	3,502,118
3,000,000	Apple, Inc	2.950	09/11/49	3,280,195
1,350,000	Apple, Inc	2.650	05/11/50	1,401,335
1,375,000	Apple, Inc	2.400	08/20/50	1,376,540
25,000	Apple, Inc	2.550	08/20/60	24,873
200,000	Arrow Electronics, Inc	3.500	04/01/22	206,781
425,000	Arrow Electronics, Inc	3.250	09/08/24	458,842
200,000	Arrow Electronics, Inc	4.000	04/01/25	217,498
425,000	Arrow Electronics, Inc	3.875	01/12/28	472,830
200,000	Avnet, Inc	3.750	12/01/21	205,732
300,000	Avnet, Inc	4.875	12/01/22	321,424
200,000	Avnet, Inc	4.625	04/15/26	223,649
500,000	Broadcom Corp	2.650	01/15/23	519,374
2,250,000	Broadcom Corp	3.125	01/15/25	2,399,794
1,750,000	Broadcom Corp	3.875	01/15/27	1,940,511
250,000	Broadcom Corp	3.500	01/15/28	270,730
400,000	Cisco Systems, Inc	3.000	06/15/22	418,899
500,000	Cisco Systems, Inc	2.600	02/28/23	527,271
1,100,000	Cisco Systems, Inc	3.625	03/04/24	1,218,676
400,000	Cisco Systems, Inc	3.500	06/15/25	454,459
500,000	Cisco Systems, Inc	2.950	02/28/26	558,339
3,000,000	Cisco Systems, Inc	2.500	09/20/26	3,301,589
1,000,000	Cisco Systems, Inc	5.900	02/15/39	1,491,679
1,175,000	Cisco Systems, Inc	5.500	01/15/40	1,738,344
300,000	Corning, Inc	2.900	05/15/22	309,918
200,000	Corning, Inc	4.700	03/15/37	241,719

82

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Corning, Inc	5.750%	08/15/40	$133,748
200,000		Corning, Inc	4.750	03/15/42	247,897
300,000		Corning, Inc	5.350	11/15/48	405,926
500,000		Corning, Inc	3.900	11/15/49	574,387
825,000		Corning, Inc	4.375	11/15/57	1,004,756
200,000		Corning, Inc	5.850	11/15/68	270,801
1,000,000		Corning, Inc	5.450	11/15/79	1,274,175
387,000	g	Dell International LLC	4.420	06/15/21	396,142
4,150,000	g	Dell International LLC	5.450	06/15/23	4,549,813
875,000	g	Dell International LLC	4.000	07/15/24	945,378
2,925,000	g	Dell International LLC	6.020	06/15/26	3,435,290
1,050,000	g	Dell International LLC	4.900	10/01/26	1,186,656
1,900,000	g	Dell International LLC	5.300	10/01/29	2,176,460
1,125,000	g	Dell International LLC	8.100	07/15/36	1,477,603
1,525,000	g	Dell International LLC	8.350	07/15/46	2,021,584
800,000		Flex Ltd	4.750	06/15/25	899,704
500,000		Flex Ltd	3.750	02/01/26	545,986
600,000		Flex Ltd	4.875	06/15/29	689,302
1,000,000		Flex Ltd	4.875	05/12/30	1,140,443
1,000,000		FLIR Systems, Inc	2.500	08/01/30	1,022,603
500,000		Genpact Luxembourg Sarl	3.375	12/01/24	523,526
500,000		Hewlett Packard Enterprise Co	3.500	10/05/21	514,221
1,000,000		Hewlett Packard Enterprise Co	2.250	04/01/23	1,032,010
500,000		Hewlett Packard Enterprise Co	4.450	10/02/23	549,805
1,500,000		Hewlett Packard Enterprise Co	1.450	04/01/24	1,519,071
500,000		Hewlett Packard Enterprise Co	4.650	10/01/24	565,303
3,000,000		Hewlett Packard Enterprise Co	4.900	10/15/25	3,437,292
225,000		Hewlett Packard Enterprise Co	6.200	10/15/35	281,386
1,175,000		Hewlett Packard Enterprise Co	6.350	10/15/45	1,492,841
200,000		HP, Inc	4.050	09/15/22	213,485
1,000,000		HP, Inc	2.200	06/17/25	1,047,555
1,000,000		HP, Inc	3.000	06/17/27	1,080,508
1,000,000		HP, Inc	3.400	06/17/30	1,071,215
975,000		HP, Inc	6.000	09/15/41	1,192,418
1,000,000		Jabil, Inc	4.700	09/15/22	1,072,033
100,000		Jabil, Inc	3.950	01/12/28	109,279
750,000		Jabil, Inc	3.600	01/15/30	797,632
550,000		Jabil, Inc	3.000	01/15/31	561,131
200,000		Juniper Networks, Inc	4.500	03/15/24	223,569
750,000		Juniper Networks, Inc	4.350	06/15/25	844,464
750,000		Juniper Networks, Inc	3.750	08/15/29	855,685
200,000		Keysight Technologies, Inc	4.550	10/30/24	225,846
600,000		Keysight Technologies, Inc	4.600	04/06/27	701,015
500,000		Keysight Technologies, Inc	3.000	10/30/29	546,228
182,000		Motorola Solutions, Inc	4.000	09/01/24	202,005
450,000		Motorola Solutions, Inc	4.600	02/23/28	525,141
500,000		Motorola Solutions, Inc	4.600	05/23/29	589,710
600,000		Motorola Solutions, Inc	2.300	11/15/30	595,193
200,000		Motorola Solutions, Inc	5.500	09/01/44	231,375
200,000		NetApp, Inc	3.300	09/29/24	217,900
500,000		NetApp, Inc	1.875	06/22/25	518,017
500,000		NetApp, Inc	2.375	06/22/27	521,338
750,000		NetApp, Inc	2.700	06/22/30	776,035
101,000		Seagate HDD Cayman	4.875	06/01/27	113,088

83

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,944,000	g	Seagate HDD Cayman	4.091%	06/01/29	$2,101,103
100,000	g	Seagate HDD Cayman	4.125	01/15/31	107,846
200,000		Seagate HDD Cayman	5.750	12/01/34	227,083
250,000		Tyco Electronics Group S.A.	3.500	02/03/22	258,028
200,000		Tyco Electronics Group S.A.	3.450	08/01/24	217,433
100,000		Tyco Electronics Group S.A.	3.700	02/15/26	112,238
1,150,000		Tyco Electronics Group S.A.	3.125	08/15/27	1,256,882
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			132,237,718

TELECOMMUNICATION SERVICES - 1.2%
950,000		America Movil SAB de C.V.	3.125	07/16/22	989,493
1,000,000		America Movil SAB de C.V.	3.625	04/22/29	1,130,960
1,000,000		America Movil SAB de C.V.	2.875	05/07/30	1,083,120
440,000		America Movil SAB de C.V.	6.125	03/30/40	633,279
1,625,000		America Movil SAB de C.V.	4.375	07/16/42	1,990,787
1,500,000		America Movil SAB de C.V.	4.375	04/22/49	1,868,550
625,000		AT&T, Inc	3.000	06/30/22	649,755
575,000		AT&T, Inc	2.625	12/01/22	598,910
650,000		AT&T, Inc	4.050	12/15/23	720,221
1,675,000		AT&T, Inc	4.450	04/01/24	1,872,888
500,000		AT&T, Inc	3.875	01/15/26	566,829
2,050,000		AT&T, Inc	4.125	02/17/26	2,346,122
750,000		AT&T, Inc	2.950	07/15/26	818,960
2,175,000		AT&T, Inc	3.800	02/15/27	2,451,875
2,075,000		AT&T, Inc	4.250	03/01/27	2,408,068
1,150,000		AT&T, Inc	1.650	02/01/28	1,151,239
5,255,000		AT&T, Inc	4.100	02/15/28	6,072,842
4,375,000		AT&T, Inc	4.350	03/01/29	5,135,200
3,000,000		AT&T, Inc	2.250	02/01/32	2,996,508
1,825,000		AT&T, Inc	4.500	05/15/35	2,152,669
3,000,000		AT&T, Inc	3.500	06/01/41	3,155,098
900,000		AT&T, Inc	4.900	06/15/42	1,073,168
2,591,000		AT&T, Inc	4.300	12/15/42	2,919,846
2,000,000		AT&T, Inc	3.100	02/01/43	1,951,116
300,000		AT&T, Inc	4.650	06/01/44	341,034
658,000		AT&T, Inc	4.800	06/15/44	781,736
796,000		AT&T, Inc	4.350	06/15/45	891,748
1,818,000		AT&T, Inc	4.500	03/09/48	2,075,517
2,000,000		AT&T, Inc	3.650	06/01/51	2,018,577
1,175,000		AT&T, Inc	3.300	02/01/52	1,093,352
11,860,000	g	AT&T, Inc	3.500	09/15/53	11,554,436
8,857,000	g	AT&T, Inc	3.550	09/15/55	8,472,589
8,523,000	g	AT&T, Inc	3.650	09/15/59	8,230,409
1,000,000		AT&T, Inc	3.850	06/01/60	1,014,939
2,000,000		AT&T, Inc	3.500	02/01/61	1,899,012
750,000		Bell Canada, Inc	4.464	04/01/48	921,115
750,000		Bell Canada, Inc	4.300	07/29/49	919,992
750,000		British Telecommunications plc	4.500	12/04/23	829,875
750,000		British Telecommunications plc	5.125	12/04/28	903,385
1,425,000		British Telecommunications plc	9.625	12/15/30	2,283,355
2,690,000		Deutsche Telekom International Finance BV	8.750	06/15/30	4,177,031
2,000,000		Orange S.A.	4.125	09/14/21	2,069,015
745,000		Orange S.A.	9.000	03/01/31	1,213,658

84

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$900,000		Orange S.A.	5.375%	01/13/42	$1,264,527
725,000		Orange S.A.	5.500	02/06/44	1,044,350
200,000		Rogers Communications, Inc	4.100	10/01/23	219,394
1,713,000		Rogers Communications, Inc	3.625	12/15/25	1,937,223
200,000		Rogers Communications, Inc	2.900	11/15/26	221,953
125,000		Rogers Communications, Inc	4.500	03/15/43	153,459
300,000		Rogers Communications, Inc	5.450	10/01/43	411,627
600,000		Rogers Communications, Inc	5.000	03/15/44	783,356
150,000		Rogers Communications, Inc	4.300	02/15/48	183,789
1,500,000		Rogers Communications, Inc	4.350	05/01/49	1,826,479
1,300,000		Rogers Communications, Inc	3.700	11/15/49	1,451,553
225,000		Telefonica Emisiones SAU	4.570	04/27/23	246,531
1,500,000		Telefonica Emisiones SAU	4.103	03/08/27	1,705,371
625,000		Telefonica Emisiones SAU	7.045	06/20/36	896,324
1,200,000		Telefonica Emisiones SAU	4.665	03/06/38	1,380,872
2,125,000		Telefonica Emisiones SAU	5.213	03/08/47	2,520,112
1,175,000		Telefonica Emisiones SAU	4.895	03/06/48	1,351,766
900,000		Telefonica Emisiones SAU	5.520	03/01/49	1,118,605
567,000		Telefonica Europe BV	8.250	09/15/30	854,006
325,000		TELUS Corp	2.800	02/16/27	349,834
300,000		TELUS Corp	3.700	09/15/27	339,496
500,000		TELUS Corp	4.600	11/16/48	622,582
750,000		TELUS Corp	4.300	06/15/49	917,148
1,500,000	g	T-Mobile USA, Inc	3.500	04/15/25	1,645,830
4,000,000	g	T-Mobile USA, Inc	1.500	02/15/26	4,008,720
1,500,000	g	T-Mobile USA, Inc	3.750	04/15/27	1,679,310
3,500,000	g,h	T-Mobile USA, Inc	2.050	02/15/28	3,577,140
825,000	g	T-Mobile USA, Inc	3.875	04/15/30	938,050
1,500,000	g,h	T-Mobile USA, Inc	2.550	02/15/31	1,554,120
650,000	g	T-Mobile USA, Inc	4.375	04/15/40	761,911
350,000	g,h	T-Mobile USA, Inc	3.000	02/15/41	345,534
3,875,000	g	T-Mobile USA, Inc	4.500	04/15/50	4,657,595
1,500,000	g,h	T-Mobile USA, Inc	3.300	02/15/51	1,478,475
475,000		Verizon Communications, Inc	2.946	03/15/22	492,428
350,000		Verizon Communications, Inc	5.150	09/15/23	395,762
575,000		Verizon Communications, Inc	3.500	11/01/24	634,721
700,000		Verizon Communications, Inc	2.625	08/15/26	763,650
2,625,000		Verizon Communications, Inc	3.000	03/22/27	2,921,015
6,641,000		Verizon Communications, Inc	4.329	09/21/28	8,034,163
350,000		Verizon Communications, Inc	3.875	02/08/29	413,602
9,005,000		Verizon Communications, Inc	4.016	12/03/29	10,785,805
200,000		Verizon Communications, Inc	3.150	03/22/30	225,856
1,550,000		Verizon Communications, Inc	1.500	09/18/30	1,543,517
2,975,000		Verizon Communications, Inc	4.500	08/10/33	3,756,756
3,250,000		Verizon Communications, Inc	4.400	11/01/34	4,054,755
3,775,000		Verizon Communications, Inc	4.272	01/15/36	4,649,500
325,000		Verizon Communications, Inc	5.250	03/16/37	449,394
11,875,000		Verizon Communications, Inc	5.012	04/15/49	17,054,440
150,000		Verizon Communications, Inc	4.000	03/22/50	184,237
4,000,000		Vodafone Group plc	4.125	05/30/25	4,560,229
4,425,000		Vodafone Group plc	4.375	05/30/28	5,236,748
425,000		Vodafone Group plc	6.150	02/27/37	587,862
925,000		Vodafone Group plc	5.000	05/30/38	1,151,192
1,900,000		Vodafone Group plc	4.375	02/19/43	2,222,067

85

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,450,000	Vodafone Group plc	5.250%	05/30/48	$1,869,326
1,000,000	Vodafone Group plc	4.875	06/19/49	1,239,799
1,000,000	Vodafone Group plc	4.250	09/17/50	1,159,811
500,000	Vodafone Group plc	5.125	06/19/59	635,258
	TOTAL TELECOMMUNICATION SERVICES			215,897,213

TRANSPORTATION - 0.8%
698,626	American Airlines, Inc	3.000	10/15/28	652,598
275,000	Boeing Co	2.300	08/01/21	278,613
300,000	Boeing Co	2.700	05/01/22	305,906
750,000	Boeing Co	2.800	03/01/23	764,511
2,100,000	Boeing Co	4.508	05/01/23	2,210,773
300,000	Boeing Co	2.800	03/01/24	306,028
2,200,000	Boeing Co	4.875	05/01/25	2,399,893
400,000	Boeing Co	2.600	10/30/25	399,759
300,000	Boeing Co	3.100	05/01/26	299,186
200,000	Boeing Co	2.250	06/15/26	194,621
500,000	Boeing Co	2.700	02/01/27	487,382
250,000	Boeing Co	2.800	03/01/27	243,843
1,900,000	Boeing Co	5.040	05/01/27	2,085,849
500,000	Boeing Co	3.250	03/01/28	496,172
125,000	Boeing Co	3.450	11/01/28	125,166
600,000	Boeing Co	3.200	03/01/29	590,551
750,000	Boeing Co	2.950	02/01/30	725,294
1,600,000	Boeing Co	5.150	05/01/30	1,792,393
300,000	Boeing Co	3.600	05/01/34	288,560
425,000	Boeing Co	3.250	02/01/35	399,117
500,000	Boeing Co	3.550	03/01/38	454,736
600,000	Boeing Co	3.500	03/01/39	544,296
350,000	Boeing Co	5.875	02/15/40	397,189
2,000,000	Boeing Co	5.705	05/01/40	2,334,540
300,000	Boeing Co	3.375	06/15/46	256,581
250,000	Boeing Co	3.650	03/01/47	220,279
100,000	Boeing Co	3.625	03/01/48	87,695
100,000	Boeing Co	3.850	11/01/48	91,440
5,000,000	Boeing Co	5.805	05/01/50	6,031,042
125,000	Boeing Co	3.825	03/01/59	109,950
750,000	Boeing Co	3.950	08/01/59	677,320
4,000,000	Boeing Co	5.930	05/01/60	4,939,679
300,000	Burlington Northern Santa Fe LLC	3.050	03/15/22	309,286
150,000	Burlington Northern Santa Fe LLC	3.050	09/01/22	156,699
1,100,000	Burlington Northern Santa Fe LLC	3.850	09/01/23	1,201,509
500,000	Burlington Northern Santa Fe LLC	3.750	04/01/24	551,354
150,000	Burlington Northern Santa Fe LLC	3.400	09/01/24	164,748
300,000	Burlington Northern Santa Fe LLC	3.000	04/01/25	329,450
700,000	Burlington Northern Santa Fe LLC	3.650	09/01/25	794,776
660,000	Burlington Northern Santa Fe LLC	5.750	05/01/40	944,478
250,000	Burlington Northern Santa Fe LLC	5.050	03/01/41	333,062
200,000	Burlington Northern Santa Fe LLC	4.400	03/15/42	249,812
300,000	Burlington Northern Santa Fe LLC	4.450	03/15/43	381,337
500,000	Burlington Northern Santa Fe LLC	5.150	09/01/43	687,309
500,000	Burlington Northern Santa Fe LLC	4.900	04/01/44	678,147
600,000	Burlington Northern Santa Fe LLC	4.550	09/01/44	779,549

86

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,275,000	Burlington Northern Santa Fe LLC	4.150%	04/01/45	$1,592,494
200,000	Burlington Northern Santa Fe LLC	4.700	09/01/45	267,025
1,150,000	Burlington Northern Santa Fe LLC	3.900	08/01/46	1,390,978
400,000	Burlington Northern Santa Fe LLC	4.125	06/15/47	494,454
1,175,000	Burlington Northern Santa Fe LLC	4.050	06/15/48	1,458,612
1,025,000	Burlington Northern Santa Fe LLC	4.150	12/15/48	1,290,027
750,000	Burlington Northern Santa Fe LLC	3.550	02/15/50	875,584
750,000	Burlington Northern Santa Fe LLC	3.050	02/15/51	814,720
100,000	Canadian National Railway Co	2.850	12/15/21	102,435
300,000	Canadian National Railway Co	2.250	11/15/22	309,774
200,000	Canadian National Railway Co	2.950	11/21/24	216,312
200,000	Canadian National Railway Co	6.900	07/15/28	276,852
200,000	Canadian National Railway Co	6.250	08/01/34	303,484
250,000	Canadian National Railway Co	3.500	11/15/42	280,712
100,000	Canadian National Railway Co	4.500	11/07/43	127,170
650,000	Canadian National Railway Co	3.200	08/02/46	730,528
725,000	Canadian National Railway Co	3.650	02/03/48	873,912
325,000	Canadian National Railway Co	4.450	01/20/49	441,723
400,000	Canadian National Railway Co	2.450	05/01/50	398,167
1,800,000	Canadian Pacific Railway Co	2.900	02/01/25	1,948,496
300,000	Canadian Pacific Railway Co	4.000	06/01/28	353,298
100,000	Canadian Pacific Railway Co	2.050	03/05/30	104,200
200,000	Canadian Pacific Railway Co	7.125	10/15/31	296,194
250,000	Canadian Pacific Railway Co	5.950	05/15/37	366,489
775,000	Canadian Pacific Railway Co	6.125	09/15/15	1,178,011
400,000	CH Robinson Worldwide, Inc	4.200	04/15/28	466,481
187,628	Continental Airlines, Inc	4.750	01/12/21	185,832
20,643	Continental Airlines, Inc	5.983	04/19/22	20,245
327,735	Continental Airlines, Inc	4.150	04/11/24	321,096
134,902	Continental Airlines, Inc	4.000	10/29/24	129,464
125,000	CSX Corp	3.700	11/01/23	135,629
300,000	CSX Corp	3.400	08/01/24	328,349
200,000	CSX Corp	3.350	11/01/25	224,575
1,200,000	CSX Corp	2.600	11/01/26	1,307,670
825,000	CSX Corp	4.250	03/15/29	993,332
600,000	CSX Corp	2.400	02/15/30	642,354
100,000	CSX Corp	6.000	10/01/36	141,660
200,000	CSX Corp	6.150	05/01/37	290,555
400,000	CSX Corp	5.500	04/15/41	545,026
350,000	CSX Corp	4.400	03/01/43	424,755
600,000	CSX Corp	4.100	03/15/44	718,100
800,000	CSX Corp	3.800	11/01/46	929,326
1,050,000	CSX Corp	4.300	03/01/48	1,305,301
850,000	CSX Corp	4.750	11/15/48	1,125,997
500,000	CSX Corp	4.500	03/15/49	650,361
600,000	CSX Corp	3.350	09/15/49	661,992
1,000,000	CSX Corp	3.800	04/15/50	1,194,748
200,000	CSX Corp	3.950	05/01/50	244,784
300,000	CSX Corp	4.500	08/01/54	387,809
150,000	CSX Corp	4.250	11/01/66	186,006
300,000	CSX Corp	4.650	03/01/68	392,080
97,869	Delta Air Lines, Inc	3.625	07/30/27	98,084
300,000	Delta Air Lines, Inc	2.000	06/10/28	289,855
175,000	FedEx Corp	3.400	01/14/22	181,395

87

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	FedEx Corp	4.000%	01/15/24	$332,311
100,000	FedEx Corp	3.200	02/01/25	109,788
500,000	FedEx Corp	3.800	05/15/25	564,762
500,000	FedEx Corp	3.250	04/01/26	556,575
400,000	FedEx Corp	3.300	03/15/27	444,778
1,250,000	FedEx Corp	3.400	02/15/28	1,402,427
500,000	FedEx Corp	4.200	10/17/28	588,647
2,000,000	FedEx Corp	3.100	08/05/29	2,220,489
500,000	FedEx Corp	4.250	05/15/30	598,367
1,000,000	FedEx Corp	4.900	01/15/34	1,298,908
200,000	FedEx Corp	3.900	02/01/35	226,806
275,000	FedEx Corp	5.100	01/15/44	349,819
1,100,000	FedEx Corp	4.750	11/15/45	1,358,300
600,000	FedEx Corp	4.550	04/01/46	722,079
450,000	FedEx Corp	4.400	01/15/47	530,764
900,000	FedEx Corp	4.050	02/15/48	1,036,750
500,000	FedEx Corp	4.950	10/17/48	638,305
500,000	FedEx Corp	5.250	05/15/50	670,874
200,000	FedEx Corp	4.500	02/01/65	211,187
1,000,000	FedEx Corp 2020- Class AA Pass Through Trust	1.875	02/20/34	1,014,000
200,000	JB Hunt Transport Services, Inc	3.300	08/15/22	208,192
500,000	JB Hunt Transport Services, Inc	3.875	03/01/26	577,349
493,904	JetBlue Pass Through Trust	2.750	05/15/32	483,337
1,000,000	JetBlue Pass Through Trust	4.000	11/15/32	1,034,230
100,000	Kansas City Southern	3.000	05/15/23	102,834
100,000	Kansas City Southern	3.125	06/01/26	104,835
500,000	Kansas City Southern	2.875	11/15/29	529,671
100,000	Kansas City Southern	4.300	05/15/43	105,465
175,000	Kansas City Southern	4.950	08/15/45	194,752
800,000	Kansas City Southern	4.700	05/01/48	887,661
500,000	Kansas City Southern	3.500	05/01/50	516,513
500,000	Kansas City Southern	4.200	11/15/69	531,899
350,000	Kirby Corp	4.200	03/01/28	363,114
100,000	Norfolk Southern Corp	3.250	12/01/21	102,482
250,000	Norfolk Southern Corp	3.000	04/01/22	258,573
1,291,000	Norfolk Southern Corp	2.903	02/15/23	1,358,902
350,000	Norfolk Southern Corp	2.900	06/15/26	386,021
300,000	Norfolk Southern Corp	3.150	06/01/27	334,782
700,000	Norfolk Southern Corp	3.800	08/01/28	820,985
16,000	Norfolk Southern Corp	4.837	10/01/41	20,956
300,000	Norfolk Southern Corp	4.450	06/15/45	380,074
200,000	Norfolk Southern Corp	4.650	01/15/46	260,311
303,000	Norfolk Southern Corp	3.942	11/01/47	363,446
1,450,000	Norfolk Southern Corp	4.150	02/28/48	1,784,329
500,000	Norfolk Southern Corp	4.100	05/15/49	626,401
500,000	Norfolk Southern Corp	3.400	11/01/49	554,008
1,000,000	Norfolk Southern Corp	3.050	05/15/50	1,063,790
175,000	Norfolk Southern Corp	4.050	08/15/52	213,822
1,170,000	Norfolk Southern Corp	3.155	05/15/55	1,239,509
500,000	Ryder System, Inc	3.500	06/01/21	510,230
500,000	Ryder System, Inc	2.875	06/01/22	518,048
500,000	Ryder System, Inc	2.500	09/01/22	516,132
200,000	Ryder System, Inc	3.400	03/01/23	212,145

88

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Ryder System, Inc	3.750%	06/09/23	$214,963
200,000		Ryder System, Inc	3.875	12/01/23	218,145
550,000		Ryder System, Inc	3.650	03/18/24	599,400
500,000		Ryder System, Inc	2.500	09/01/24	525,404
300,000		Ryder System, Inc	4.625	06/01/25	344,664
500,000		Ryder System, Inc	3.350	09/01/25	548,273
500,000		Ryder System, Inc	2.900	12/01/26	539,384
200,000		Southwest Airlines Co	2.750	11/16/22	205,714
1,250,000		Southwest Airlines Co	4.750	05/04/23	1,334,824
1,250,000		Southwest Airlines Co	5.250	05/04/25	1,376,437
200,000		Southwest Airlines Co	3.000	11/15/26	200,466
1,000,000		Southwest Airlines Co	5.125	06/15/27	1,089,196
200,000		Southwest Airlines Co	3.450	11/16/27	201,885
300,000		Southwest Airlines Co	2.625	02/10/30	284,135
73,223		Spirit Airlines, Inc	4.100	04/01/28	65,712
300,000		Union Pacific Corp	2.950	03/01/22	311,015
506,000		Union Pacific Corp	4.163	07/15/22	535,317
500,000		Union Pacific Corp	2.950	01/15/23	525,923
300,000		Union Pacific Corp	3.500	06/08/23	323,355
277,000		Union Pacific Corp	3.646	02/15/24	301,997
300,000		Union Pacific Corp	3.150	03/01/24	323,684
200,000		Union Pacific Corp	3.750	03/15/24	219,336
200,000		Union Pacific Corp	3.250	01/15/25	220,076
500,000		Union Pacific Corp	3.750	07/15/25	569,235
200,000		Union Pacific Corp	3.250	08/15/25	222,043
300,000		Union Pacific Corp	2.750	03/01/26	328,941
500,000		Union Pacific Corp	2.150	02/05/27	531,244
1,825,000		Union Pacific Corp	3.950	09/10/28	2,151,375
700,000		Union Pacific Corp	3.700	03/01/29	811,586
100,000		Union Pacific Corp	3.375	02/01/35	115,426
100,000		Union Pacific Corp	3.600	09/15/37	115,333
500,000		Union Pacific Corp	3.550	08/15/39	571,190
200,000		Union Pacific Corp	4.050	11/15/45	238,224
200,000		Union Pacific Corp	3.350	08/15/46	222,480
300,000		Union Pacific Corp	4.000	04/15/47	363,900
1,000,000		Union Pacific Corp	3.250	02/05/50	1,108,686
1,070,000		Union Pacific Corp	3.799	10/01/51	1,271,304
200,000		Union Pacific Corp	3.875	02/01/55	237,941
300,000		Union Pacific Corp	3.950	08/15/59	354,619
1,925,000		Union Pacific Corp	3.839	03/20/60	2,232,390
2,950,000	g	Union Pacific Corp	2.973	09/16/62	2,886,538
300,000		Union Pacific Corp	4.375	11/15/65	369,789
200,000		Union Pacific Corp	4.100	09/15/67	235,197
500,000		Union Pacific Corp	3.750	02/05/70	562,784
165,665		Union Pacific Railroad Co	2.695	05/12/27	180,455
500,000		United Parcel Service, Inc	2.350	05/16/22	515,263
1,675,000		United Parcel Service, Inc	2.450	10/01/22	1,749,269
500,000		United Parcel Service, Inc	2.200	09/01/24	529,432
300,000		United Parcel Service, Inc	2.800	11/15/24	326,037
125,000		United Parcel Service, Inc	2.400	11/15/26	136,683
875,000		United Parcel Service, Inc	3.050	11/15/27	987,397
500,000		United Parcel Service, Inc	3.400	03/15/29	577,281
500,000		United Parcel Service, Inc	2.500	09/01/29	546,328
750,000		United Parcel Service, Inc	4.450	04/01/30	939,432

89

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$510,000	United Parcel Service, Inc	6.200%	01/15/38	$766,460
450,000	United Parcel Service, Inc	3.625	10/01/42	518,964
400,000	United Parcel Service, Inc	3.400	11/15/46	448,599
1,550,000	United Parcel Service, Inc	3.750	11/15/47	1,868,782
300,000	United Parcel Service, Inc	4.250	03/15/49	382,501
500,000	United Parcel Service, Inc	3.400	09/01/49	567,308
1,130,000	United Parcel Service, Inc	5.300	04/01/50	1,662,861
	TOTAL TRANSPORTATION			140,520,306

UTILITIES - 2.2%
200,000	AEP Texas, Inc	2.400	10/01/22	207,127
200,000	AEP Texas, Inc	3.950	06/01/28	231,028
550,000	AEP Texas, Inc	2.100	07/01/30	564,613
200,000	AEP Texas, Inc	3.800	10/01/47	228,575
100,000	AEP Texas, Inc	4.150	05/01/49	119,820
200,000	AEP Transmission Co LLC	3.100	12/01/26	225,006
600,000	AEP Transmission Co LLC	4.000	12/01/46	726,387
500,000	AEP Transmission Co LLC	3.750	12/01/47	584,446
200,000	AEP Transmission Co LLC	4.250	09/15/48	253,588
300,000	AEP Transmission Co LLC	3.800	06/15/49	353,776
200,000	Alabama Power Co	2.450	03/30/22	205,523
475,000	Alabama Power Co	3.550	12/01/23	519,475
575,000	Alabama Power Co	1.450	09/15/30	576,705
200,000	Alabama Power Co	3.850	12/01/42	234,819
400,000	Alabama Power Co	3.750	03/01/45	461,410
300,000	Alabama Power Co	4.300	01/02/46	375,091
350,000	Alabama Power Co	3.700	12/01/47	412,595
1,000,000	Alabama Power Co	4.300	07/15/48	1,278,677
300,000	Ameren Corp	2.700	11/15/20	300,249
350,000	Ameren Corp	2.500	09/15/24	370,657
600,000	Ameren Illinois Co	2.700	09/01/22	621,498
300,000	Ameren Illinois Co	3.800	05/15/28	350,501
125,000	Ameren Illinois Co	4.150	03/15/46	157,974
1,150,000	Ameren Illinois Co	3.700	12/01/47	1,350,136
575,000	Ameren Illinois Co	4.500	03/15/49	762,678
300,000	American Electric Power Co, Inc	3.650	12/01/21	310,632
350,000	American Electric Power Co, Inc	3.200	11/13/27	384,929
700,000	American Electric Power Co, Inc	4.300	12/01/28	826,044
500,000	American Electric Power Co, Inc	2.300	03/01/30	514,816
500,000	American Water Capital Corp	3.850	03/01/24	545,486
300,000	American Water Capital Corp	3.400	03/01/25	332,076
200,000	American Water Capital Corp	2.950	09/01/27	221,120
500,000	American Water Capital Corp	3.750	09/01/28	584,081
750,000	American Water Capital Corp	3.450	06/01/29	859,943
100,000	American Water Capital Corp	2.800	05/01/30	109,460
225,000	American Water Capital Corp	4.300	12/01/42	276,775
150,000	American Water Capital Corp	4.300	09/01/45	187,378
100,000	American Water Capital Corp	4.000	12/01/46	120,708
1,175,000	American Water Capital Corp	3.750	09/01/47	1,384,525
500,000	American Water Capital Corp	4.200	09/01/48	625,973
500,000	American Water Capital Corp	4.150	06/01/49	626,628
175,000	American Water Capital Corp	3.450	05/01/50	195,742
200,000	Appalachian Power Co	3.300	06/01/27	219,804

90

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Appalachian Power Co	4.500%	03/01/49	$374,221
775,000		Appalachian Power Co	3.700	05/01/50	880,104
125,000		Aqua America, Inc	3.566	05/01/29	141,720
200,000		Aqua America, Inc	4.276	05/01/49	246,552
200,000		Arizona Public Service Co	2.950	09/15/27	217,949
750,000		Arizona Public Service Co	2.600	08/15/29	807,479
350,000		Arizona Public Service Co	4.500	04/01/42	436,929
200,000		Arizona Public Service Co	4.350	11/15/45	247,245
410,000		Arizona Public Service Co	3.750	05/15/46	466,813
200,000		Arizona Public Service Co	4.200	08/15/48	246,715
200,000		Arizona Public Service Co	4.250	03/01/49	248,744
300,000		Arizona Public Service Co	3.500	12/01/49	332,913
500,000		Arizona Public Service Co	3.350	05/15/50	549,355
750,000		Arizona Public Service Co	2.650	09/15/50	738,211
900,000		Atlantic City Electric Co	4.000	10/15/28	1,067,468
650,000		Atmos Energy Corp	3.000	06/15/27	723,157
500,000		Atmos Energy Corp	2.625	09/15/29	551,937
750,000	h	Atmos Energy Corp	1.500	01/15/31	746,507
100,000		Atmos Energy Corp	5.500	06/15/41	140,677
125,000		Atmos Energy Corp	4.150	01/15/43	155,294
600,000		Atmos Energy Corp	4.125	10/15/44	742,071
500,000		Atmos Energy Corp	4.300	10/01/48	643,043
300,000		Atmos Energy Corp	4.125	03/15/49	381,451
500,000		Atmos Energy Corp	3.375	09/15/49	565,588
500,000		Avangrid, Inc	3.150	12/01/24	545,080
300,000		Avangrid, Inc	3.200	04/15/25	330,118
625,000		Avangrid, Inc	3.800	06/01/29	721,491
150,000		Avista Corp	4.350	06/01/48	189,132
100,000		Baltimore Gas & Electric Co	3.500	11/15/21	102,679
200,000		Baltimore Gas & Electric Co	2.400	08/15/26	217,072
150,000		Baltimore Gas & Electric Co	3.500	08/15/46	170,558
200,000		Baltimore Gas & Electric Co	3.750	08/15/47	235,171
200,000		Baltimore Gas & Electric Co	4.250	09/15/48	253,690
500,000		Baltimore Gas & Electric Co	3.200	09/15/49	537,056
775,000		Baltimore Gas & Electric Co	2.900	06/15/50	791,826
200,000		Berkshire Hathaway Energy Co	2.800	01/15/23	210,376
350,000		Berkshire Hathaway Energy Co	3.500	02/01/25	387,624
175,000		Berkshire Hathaway Energy Co	3.250	04/15/28	198,317
950,000		Berkshire Hathaway Energy Co	6.125	04/01/36	1,354,283
1,032,000		Berkshire Hathaway Energy Co	5.950	05/15/37	1,465,074
725,000		Berkshire Hathaway Energy Co	5.150	11/15/43	994,079
975,000		Berkshire Hathaway Energy Co	4.500	02/01/45	1,219,239
1,250,000		Berkshire Hathaway Energy Co	3.800	07/15/48	1,449,861
1,025,000		Berkshire Hathaway Energy Co	4.450	01/15/49	1,304,069
200,000		Black Hills Corp	4.250	11/30/23	219,400
100,000		Black Hills Corp	3.950	01/15/26	108,882
100,000		Black Hills Corp	3.150	01/15/27	107,207
550,000		Black Hills Corp	2.500	06/15/30	568,360
300,000		Black Hills Corp	4.350	05/01/33	360,230
200,000		Black Hills Corp	4.200	09/15/46	239,740
400,000		CenterPoint Energy Houston Electric LLC	2.250	08/01/22	412,626
200,000		CenterPoint Energy Houston Electric LLC	2.400	09/01/26	215,568
300,000		CenterPoint Energy Houston Electric LLC	3.000	02/01/27	329,913
100,000		CenterPoint Energy Houston Electric LLC	6.950	03/15/33	151,687

91

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		CenterPoint Energy Houston Electric LLC	3.950%	03/01/48	$370,841
750,000		CenterPoint Energy Houston Electric LLC	4.250	02/01/49	966,657
150,000		CenterPoint Energy Houston Electric LLC	2.900	07/01/50	160,619
200,000		CenterPoint Energy Resources Corp	4.000	04/01/28	228,839
575,000	h	CenterPoint Energy Resources Corp	1.750	10/01/30	575,574
700,000		CenterPoint Energy Resources Corp	4.100	09/01/47	821,107
400,000		CenterPoint Energy, Inc	3.600	11/01/21	413,007
300,000		CenterPoint Energy, Inc	2.500	09/01/22	310,013
425,000		CenterPoint Energy, Inc	3.850	02/01/24	465,521
500,000		CenterPoint Energy, Inc	2.500	09/01/24	531,874
450,000		CenterPoint Energy, Inc	4.250	11/01/28	536,201
750,000		CenterPoint Energy, Inc	2.950	03/01/30	821,213
500,000		CenterPoint Energy, Inc	3.700	09/01/49	556,900
3,200,000	g	Cheniere Corpus Christi Holdings LLC	3.700	11/15/29	3,324,010
425,000		Cleco Corporate Holdings LLC	3.743	05/01/26	453,310
300,000		Cleco Corporate Holdings LLC	3.375	09/15/29	304,071
200,000		Cleco Corporate Holdings LLC	4.973	05/01/46	221,274
790,000		CMS Energy Corp	3.450	08/15/27	884,634
250,000		Commonwealth Edison Co	2.550	06/15/26	271,913
1,355,000		Commonwealth Edison Co	2.950	08/15/27	1,506,769
300,000		Commonwealth Edison Co	3.700	08/15/28	348,580
500,000		Commonwealth Edison Co	2.200	03/01/30	534,929
200,000		Commonwealth Edison Co	3.800	10/01/42	232,263
300,000		Commonwealth Edison Co	4.700	01/15/44	395,978
100,000		Commonwealth Edison Co	3.700	03/01/45	116,367
250,000		Commonwealth Edison Co	3.650	06/15/46	294,486
400,000		Commonwealth Edison Co	3.750	08/15/47	477,737
1,175,000		Commonwealth Edison Co	4.000	03/01/48	1,442,324
1,300,000		Commonwealth Edison Co	4.000	03/01/49	1,603,648
500,000		Commonwealth Edison Co	3.200	11/15/49	548,433
500,000		Commonwealth Edison Co	3.000	03/01/50	533,241
750,000		Community Health Network, Inc	3.099	05/01/50	716,834
625,000		Connecticut Light & Power Co	3.200	03/15/27	697,102
400,000		Connecticut Light & Power Co	4.300	04/15/44	502,247
250,000		Connecticut Light & Power Co	4.150	06/01/45	311,591
775,000		Connecticut Light & Power Co	4.000	04/01/48	979,025
200,000		Consolidated Edison Co of New York, Inc	3.800	05/15/28	230,326
300,000		Consolidated Edison Co of New York, Inc	4.000	12/01/28	356,272
100,000		Consolidated Edison Co of New York, Inc	3.350	04/01/30	115,169
200,000		Consolidated Edison Co of New York, Inc	4.200	03/15/42	237,222
550,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	637,913
1,475,000		Consolidated Edison Co of New York, Inc	4.450	03/15/44	1,825,820
150,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	187,674
400,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	468,794
400,000		Consolidated Edison Co of New York, Inc	3.875	06/15/47	464,896
300,000		Consolidated Edison Co of New York, Inc	4.650	12/01/48	389,208
500,000		Consolidated Edison Co of New York, Inc	4.125	05/15/49	598,745
700,000		Consolidated Edison Co of New York, Inc	3.950	04/01/50	846,873
850,000		Consolidated Edison Co of New York, Inc	4.625	12/01/54	1,110,108
200,000		Consolidated Edison Co of New York, Inc	4.300	12/01/56	250,231
1,300,000		Consolidated Edison Co of New York, Inc	4.000	11/15/57	1,547,412
400,000		Consolidated Edison Co of New York, Inc	4.500	05/15/58	517,254
1,000,000		Consolidated Edison Co of New York, Inc	3.700	11/15/59	1,144,693

92

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Consumers Energy Co	3.375%	08/15/23	$215,488
250,000		Consumers Energy Co	3.800	11/15/28	297,788
600,000		Consumers Energy Co	3.950	07/15/47	735,608
600,000		Consumers Energy Co	4.050	05/15/48	752,157
350,000		Consumers Energy Co	4.350	04/15/49	460,681
500,000		Consumers Energy Co	3.750	02/15/50	611,922
500,000		Consumers Energy Co	3.100	08/15/50	544,351
150,000		Consumers Energy Co	3.500	08/01/51	175,098
1,000,000		Consumers Energy Co	2.500	05/01/60	937,202
300,000		Dayton Power & Light Co	3.950	06/15/49	320,879
200,000		Delmarva Power & Light Co	4.150	05/15/45	243,652
200,000		Dominion Energy Gas Holdings LLC	3.550	11/01/23	215,893
250,000		Dominion Energy Gas Holdings LLC	2.500	11/15/24	265,689
200,000		Dominion Energy Gas Holdings LLC	3.600	12/15/24	220,339
750,000		Dominion Energy Gas Holdings LLC	3.000	11/15/29	825,630
200,000		Dominion Energy Gas Holdings LLC	4.800	11/01/43	248,742
200,000		Dominion Energy Gas Holdings LLC	4.600	12/15/44	247,855
550,000		Dominion Energy Gas Holdings LLC	3.900	11/15/49	635,670
300,000		Dominion Energy, Inc	3.300	03/15/25	330,599
1,750,000		Dominion Energy, Inc	3.900	10/01/25	1,987,428
775,000		Dominion Energy, Inc	3.600	03/15/27	881,131
500,000		Dominion Energy, Inc	4.250	06/01/28	588,502
303,000		Dominion Energy, Inc	3.375	04/01/30	341,313
200,000		Dominion Energy, Inc	4.700	12/01/44	256,478
500,000		Dominion Energy, Inc	4.600	03/15/49	666,283
350,000		Dominion Energy, Inc (Step Bond)	2.715	08/15/21	356,404
225,000		Dominion Energy, Inc (Step Bond)	3.071	08/15/24	241,905
200,000		DTE Electric Co	3.650	03/15/24	217,852
200,000		DTE Electric Co	4.000	04/01/43	241,927
100,000		DTE Electric Co	3.700	06/01/46	116,583
500,000		DTE Electric Co	3.750	08/15/47	595,906
1,000,000		DTE Electric Co	4.050	05/15/48	1,258,732
525,000		DTE Electric Co	3.950	03/01/49	660,902
1,000,000		DTE Electric Co	2.950	03/01/50	1,055,991
350,000		DTE Energy Co	2.600	06/15/22	361,479
200,000		DTE Energy Co	3.300	06/15/22	208,119
1,500,000	h	DTE Energy Co	0.550	11/01/22	1,499,480
1,875,000		DTE Energy Co	3.700	08/01/23	2,026,811
200,000		DTE Energy Co	3.850	12/01/23	217,599
200,000		DTE Energy Co	3.500	06/01/24	217,079
1,000,000		DTE Energy Co	1.050	06/01/25	1,001,419
350,000		DTE Energy Co	3.400	06/15/29	390,051
500,000		DTE Energy Co	2.950	03/01/30	537,786
300,000		Duke Energy Carolinas LLC	3.350	05/15/22	314,562
200,000		Duke Energy Carolinas LLC	2.500	03/15/23	209,573
2,000,000		Duke Energy Carolinas LLC	3.050	03/15/23	2,123,390
200,000		Duke Energy Carolinas LLC	2.950	12/01/26	223,444
500,000		Duke Energy Carolinas LLC	3.950	11/15/28	600,628
500,000		Duke Energy Carolinas LLC	2.450	08/15/29	540,982
125,000		Duke Energy Carolinas LLC	5.300	02/15/40	175,974
300,000		Duke Energy Carolinas LLC	3.750	06/01/45	353,652
200,000		Duke Energy Carolinas LLC	3.875	03/15/46	241,503
1,750,000		Duke Energy Carolinas LLC	3.700	12/01/47	2,067,069
1,500,000		Duke Energy Carolinas LLC	3.950	03/15/48	1,850,902

93

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Duke Energy Carolinas LLC	3.200%	08/15/49	$1,107,942
250,000	Duke Energy Corp	1.800	09/01/21	253,022
300,000	Duke Energy Corp	3.050	08/15/22	312,330
300,000	Duke Energy Corp	3.950	10/15/23	327,293
1,000,000	Duke Energy Corp	0.900	09/15/25	1,001,610
2,700,000	Duke Energy Corp	2.650	09/01/26	2,921,858
350,000	Duke Energy Corp	3.150	08/15/27	386,148
1,000,000	Duke Energy Corp	2.450	06/01/30	1,050,555
300,000	Duke Energy Corp	4.800	12/15/45	380,384
3,475,000	Duke Energy Corp	3.750	09/01/46	3,954,736
500,000	Duke Energy Corp	4.200	06/15/49	612,696
1,200,000	Duke Energy Florida LLC	3.100	08/15/21	1,220,609
1,200,000	Duke Energy Florida LLC	3.200	01/15/27	1,352,139
375,000	Duke Energy Florida LLC	6.400	06/15/38	571,622
500,000	Duke Energy Florida LLC	3.400	10/01/46	560,317
300,000	Duke Energy Florida LLC	4.200	07/15/48	381,680
300,000	Duke Energy Indiana LLC	3.750	05/15/46	350,396
500,000	Duke Energy Indiana LLC	3.250	10/01/49	556,630
275,000	Duke Energy Indiana LLC	2.750	04/01/50	281,006
200,000	Duke Energy Ohio, Inc	3.650	02/01/29	232,234
25,000	Duke Energy Ohio, Inc	2.125	06/01/30	26,244
200,000	Duke Energy Ohio, Inc	3.700	06/15/46	230,564
200,000	Duke Energy Ohio, Inc	4.300	02/01/49	252,425
350,000	Duke Energy Progress LLC	3.000	09/15/21	356,467
150,000	Duke Energy Progress LLC	2.800	05/15/22	155,026
300,000	Duke Energy Progress LLC	3.375	09/01/23	324,822
300,000	Duke Energy Progress LLC	3.250	08/15/25	334,352
300,000	Duke Energy Progress LLC	3.700	09/01/28	348,411
5,357,000	Duke Energy Progress LLC	3.450	03/15/29	6,184,646
400,000	Duke Energy Progress LLC	4.375	03/30/44	507,495
500,000	Duke Energy Progress LLC	4.150	12/01/44	621,695
300,000	Duke Energy Progress LLC	4.200	08/15/45	372,686
500,000	Duke Energy Progress LLC	3.700	10/15/46	587,214
200,000	Duke Energy Progress LLC	3.600	09/15/47	231,689
600,000	Duke Energy Progress LLC	2.500	08/15/50	580,180
200,000	Edison International	2.400	09/15/22	203,864
300,000	Edison International	3.125	11/15/22	309,401
800,000	Edison International	3.550	11/15/24	843,300
750,000	Edison International	5.750	06/15/27	827,712
300,000	Edison International	4.125	03/15/28	307,642
200,000	El Paso Electric Co	5.000	12/01/44	237,792
300,000	Emera US Finance LP	2.700	06/15/21	304,133
1,075,000	Emera US Finance LP	3.550	06/15/26	1,199,274
625,000	Emera US Finance LP	4.750	06/15/46	751,783
50,000	Empresa Nacional de Electricidad S.A.	4.250	04/15/24	53,955
675,000	Enel Chile S.A.	4.875	06/12/28	796,838
400,000	Enersis Americas S.A.	4.000	10/25/26	436,504
175,000	Entergy Arkansas LLC	3.700	06/01/24	192,341
600,000	Entergy Arkansas LLC	3.500	04/01/26	678,858
200,000	Entergy Arkansas LLC	4.200	04/01/49	254,610
425,000	Entergy Arkansas LLC	2.650	06/15/51	427,777
200,000	Entergy Corp	4.000	07/15/22	210,940
1,000,000	Entergy Corp	0.900	09/15/25	998,612

94

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,300,000	Entergy Corp	2.950%	09/01/26	$1,435,133
175,000	Entergy Corp	2.800	06/15/30	189,419
500,000	Entergy Corp	3.750	06/15/50	568,464
200,000	Entergy Louisiana LLC	4.050	09/01/23	218,706
200,000	Entergy Louisiana LLC	2.400	10/01/26	215,105
200,000	Entergy Louisiana LLC	3.120	09/01/27	223,334
500,000	Entergy Louisiana LLC	4.000	03/15/33	625,562
300,000	Entergy Louisiana LLC	4.200	09/01/48	383,040
300,000	Entergy Louisiana LLC	4.200	04/01/50	384,362
500,000	Entergy Louisiana LLC	2.900	03/15/51	525,125
800,000	Entergy Mississippi LLC	3.850	06/01/49	964,079
1,000,000	Entergy Texas, Inc	4.000	03/30/29	1,171,445
575,000	Entergy Texas, Inc	1.750	03/15/31	569,887
200,000	Entergy Texas, Inc	4.500	03/30/39	248,811
700,000	Entergy Texas, Inc	3.550	09/30/49	785,396
225,000	Essential Utilities, Inc	2.704	04/15/30	240,586
300,000	Essential Utilities, Inc	3.351	04/15/50	319,906
425,000	Evergy Kansas Central, Inc	3.450	04/15/50	480,487
150,000	Evergy Metro, Inc	2.250	06/01/30	158,709
200,000	Evergy, Inc	4.850	06/01/21	203,552
1,100,000	Evergy, Inc	2.450	09/15/24	1,164,263
750,000	Evergy, Inc	2.900	09/15/29	804,476
500,000	Eversource Energy	2.500	03/15/21	504,093
750,000	Eversource Energy	2.750	03/15/22	773,648
300,000	Eversource Energy	3.800	12/01/23	329,058
300,000	Eversource Energy	2.900	10/01/24	324,645
100,000	Eversource Energy	0.800	08/15/25	99,477
200,000	Eversource Energy	3.300	01/15/28	223,213
300,000	Eversource Energy	4.250	04/01/29	359,949
100,000	Eversource Energy	1.650	08/15/30	99,583
1,100,000	Eversource Energy	3.450	01/15/50	1,224,369
1,122,000	Exelon Corp	2.450	04/15/21	1,131,704
1,200,000	Exelon Corp	3.497	06/01/22	1,255,126
425,000	Exelon Corp	3.400	04/15/26	475,746
500,000	Exelon Corp	4.950	06/15/35	618,267
975,000	Exelon Corp	4.450	04/15/46	1,181,862
100,000	Exelon Corp	4.700	04/15/50	127,114
150,000	Exelon Generation Co LLC	3.400	03/15/22	155,473
200,000	Exelon Generation Co LLC	4.250	06/15/22	211,163
900,000	Exelon Generation Co LLC	6.250	10/01/39	1,119,395
625,000	Exelon Generation Co LLC	5.600	06/15/42	738,021
500,000	FirstEnergy Corp	2.850	07/15/22	512,474
325,000	FirstEnergy Corp	4.250	03/15/23	345,053
750,000	FirstEnergy Corp	2.050	03/01/25	758,617
175,000	FirstEnergy Corp	1.600	01/15/26	173,871
2,100,000	FirstEnergy Corp	3.900	07/15/27	2,307,763
750,000	FirstEnergy Corp	2.650	03/01/30	763,555
125,000	FirstEnergy Corp	2.250	09/01/30	122,166
325,000	FirstEnergy Corp	7.375	11/15/31	455,362
1,250,000	FirstEnergy Corp	4.850	07/15/47	1,502,768
750,000	FirstEnergy Corp	3.400	03/01/50	726,908
400,000	Florida Power & Light Co	2.750	06/01/23	420,359
500,000	Florida Power & Light Co	3.250	06/01/24	542,092
907,000	Florida Power & Light Co	3.125	12/01/25	1,010,095

95

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Florida Power & Light Co	4.125%	02/01/42	$124,492
200,000		Florida Power & Light Co	4.050	06/01/42	248,192
450,000		Florida Power & Light Co	3.800	12/15/42	541,666
400,000		Florida Power & Light Co	4.050	10/01/44	503,161
500,000		Florida Power & Light Co	3.700	12/01/47	606,953
1,675,000		Florida Power & Light Co	3.950	03/01/48	2,118,804
500,000		Florida Power & Light Co	4.125	06/01/48	650,547
1,100,000		Florida Power & Light Co	3.990	03/01/49	1,405,195
400,000		Florida Power & Light Co	3.150	10/01/49	449,350
768,000		Fortis, Inc	3.055	10/04/26	839,149
225,000		Georgia Power Co	2.100	07/30/23	234,861
600,000		Georgia Power Co	2.200	09/15/24	632,854
100,000		Georgia Power Co	3.250	04/01/26	110,806
700,000		Georgia Power Co	3.250	03/30/27	771,263
700,000		Georgia Power Co	2.650	09/15/29	749,112
625,000		Georgia Power Co	4.300	03/15/42	746,675
700,000		Georgia Power Co	4.300	03/15/43	831,764
200,000		Gulf Power Co	3.300	05/30/27	224,667
250,000		Iberdrola International BV	5.810	03/15/25	296,086
400,000		Iberdrola International BV	6.750	07/15/36	576,476
500,000		Indiana Michigan Power Co	3.850	05/15/28	573,250
225,000		Indiana Michigan Power Co	4.550	03/15/46	286,981
100,000		Indiana Michigan Power Co	3.750	07/01/47	116,031
300,000		Indiana Michigan Power Co	4.250	08/15/48	370,145
500,000		Interstate Power & Light Co	3.250	12/01/24	548,172
725,000		Interstate Power & Light Co	4.100	09/26/28	865,315
325,000		Interstate Power & Light Co	3.600	04/01/29	374,278
125,000		Interstate Power & Light Co	2.300	06/01/30	132,154
100,000		Interstate Power & Light Co	6.250	07/15/39	142,596
100,000		Interstate Power & Light Co	3.700	09/15/46	113,000
300,000		Interstate Power & Light Co	3.500	09/30/49	327,861
1,000,000		IPALCO Enterprises, Inc	3.700	09/01/24	1,083,300
100,000	g	IPALCO Enterprises, Inc	4.250	05/01/30	113,073
300,000		ITC Holdings Corp	2.700	11/15/22	312,879
300,000		ITC Holdings Corp	3.650	06/15/24	329,909
100,000		ITC Holdings Corp	3.250	06/30/26	111,627
900,000		ITC Holdings Corp	3.350	11/15/27	1,006,554
200,000		Kansas City Power & Light Co	3.650	08/15/25	225,717
100,000		Kansas City Power & Light Co	5.300	10/01/41	133,046
650,000		Kansas City Power & Light Co	4.200	06/15/47	803,316
100,000		Kansas City Power & Light Co	4.200	03/15/48	125,645
300,000		Kansas City Power & Light Co	4.125	04/01/49	376,512
300,000		Kentucky Utilities Co	4.375	10/01/45	373,935
400,000		Kentucky Utilities Co	3.300	06/01/50	435,889
250,000		KeySpan Corp	5.803	04/01/35	325,823
300,000		Louisville Gas & Electric Co	4.250	04/01/49	375,727
1,500,000		MidAmerican Energy Co	3.100	05/01/27	1,680,808
575,000		MidAmerican Energy Co	3.650	04/15/29	684,673
200,000		MidAmerican Energy Co	4.800	09/15/43	267,540
200,000		MidAmerican Energy Co	4.400	10/15/44	253,176
200,000		MidAmerican Energy Co	4.250	05/01/46	250,831
500,000		MidAmerican Energy Co	3.950	08/01/47	626,138
1,000,000		MidAmerican Energy Co	3.650	08/01/48	1,178,255

96

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		MidAmerican Energy Co	4.250%	07/15/49	$388,487
300,000		MidAmerican Energy Co	3.150	04/15/50	331,620
500,000		Mississippi Power Co	3.950	03/30/28	573,529
750,000		Mississippi Power Co	4.250	03/15/42	883,376
100,000		National Fuel Gas Co	4.900	12/01/21	103,527
200,000		National Fuel Gas Co	3.750	03/01/23	207,535
300,000		National Fuel Gas Co	5.200	07/15/25	331,500
300,000		National Fuel Gas Co	5.500	01/15/26	327,419
200,000		National Fuel Gas Co	3.950	09/15/27	204,911
200,000		National Fuel Gas Co	4.750	09/01/28	209,953
1,000,000		Nevada Power Co	3.700	05/01/29	1,171,804
500,000		Nevada Power Co	2.400	05/01/30	536,729
500,000		Nevada Power Co	3.125	08/01/50	535,521
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	508,523
1,500,000		NextEra Energy Capital Holdings, Inc	2.403	09/01/21	1,528,497
500,000		NextEra Energy Capital Holdings, Inc	2.900	04/01/22	517,695
300,000		NextEra Energy Capital Holdings, Inc	2.800	01/15/23	315,006
850,000		NextEra Energy Capital Holdings, Inc	3.150	04/01/24	919,326
500,000		NextEra Energy Capital Holdings, Inc	2.750	05/01/25	540,086
750,000		NextEra Energy Capital Holdings, Inc	3.250	04/01/26	838,647
1,125,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	1,266,915
300,000		NextEra Energy Capital Holdings, Inc	3.500	04/01/29	339,532
450,000		NextEra Energy Capital Holdings, Inc	2.750	11/01/29	485,310
1,525,000		NextEra Energy Capital Holdings, Inc	2.250	06/01/30	1,587,066
1,700,000		NextEra Energy Capital Holdings, Inc	5.650	05/01/79	1,926,391
500,000		NiSource, Inc	0.950	08/15/25	499,375
1,000,000		NiSource, Inc	3.490	05/15/27	1,114,003
750,000		NiSource, Inc	2.950	09/01/29	813,313
200,000		NiSource, Inc	3.600	05/01/30	227,744
800,000		NiSource, Inc	1.700	02/15/31	785,328
77,000		NiSource, Inc	5.950	06/15/41	107,776
700,000		NiSource, Inc	5.250	02/15/43	917,585
450,000		NiSource, Inc	4.800	02/15/44	562,472
815,000		NiSource, Inc	5.650	02/01/45	1,124,757
350,000		NiSource, Inc	4.375	05/15/47	432,935
500,000		NiSource, Inc	3.950	03/30/48	580,167
150,000		Northern States Power Co	2.150	08/15/22	153,742
300,000		Northern States Power Co	2.600	05/15/23	313,219
425,000		Northern States Power Co	5.350	11/01/39	602,894
175,000		Northern States Power Co	3.600	05/15/46	207,924
1,950,000		Northern States Power Co	3.600	09/15/47	2,309,667
325,000		Northern States Power Co	2.900	03/01/50	347,144
750,000		Northern States Power Co	2.600	06/01/51	759,410
1,000,000		Northwest Pipeline LLC	4.000	04/01/27	1,106,370
200,000		NorthWestern Corp	4.176	11/15/44	234,608
200,000		NSTAR Electric Co	2.375	10/15/22	207,027
1,300,000		NSTAR Electric Co	3.200	05/15/27	1,454,365
200,000		Nvent Finance Sarl	3.950	04/15/23	208,519
200,000		Nvent Finance Sarl	4.550	04/15/28	215,725
500,000		Oglethorpe Power Corp	5.050	10/01/48	589,942
750,000	g	Oglethorpe Power Corp	3.750	08/01/50	745,321
500,000		Oglethorpe Power Corp	5.250	09/01/50	602,443
600,000		Ohio Power Co	5.375	10/01/21	629,083
500,000		Ohio Power Co	4.150	04/01/48	621,235

97

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		Ohio Power Co	4.000%	06/01/49	$1,832,622
200,000		Oklahoma Gas & Electric Co	3.800	08/15/28	229,159
500,000		Oklahoma Gas & Electric Co	3.300	03/15/30	562,309
100,000		Oklahoma Gas & Electric Co	3.250	04/01/30	111,989
200,000		Oklahoma Gas & Electric Co	4.150	04/01/47	235,196
200,000		Oklahoma Gas & Electric Co	3.850	08/15/47	227,144
150,000		Oncor Electric Delivery Co LLC	4.100	06/01/22	157,476
500,000		Oncor Electric Delivery Co LLC	2.750	06/01/24	536,043
400,000		Oncor Electric Delivery Co LLC	2.950	04/01/25	436,573
1,000,000	g	Oncor Electric Delivery Co LLC	0.550	10/01/25	994,569
750,000		Oncor Electric Delivery Co LLC	3.700	11/15/28	882,120
1,500,000		Oncor Electric Delivery Co LLC	5.750	03/15/29	1,970,195
325,000		Oncor Electric Delivery Co LLC	2.750	05/15/30	362,454
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	137,251
550,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	703,012
56,000		Oncor Electric Delivery Co LLC	5.300	06/01/42	78,979
300,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	357,656
400,000		Oncor Electric Delivery Co LLC	3.800	09/30/47	484,719
200,000		Oncor Electric Delivery Co LLC	4.100	11/15/48	253,747
500,000		Oncor Electric Delivery Co LLC	3.800	06/01/49	607,006
500,000		Oncor Electric Delivery Co LLC	3.100	09/15/49	547,917
200,000		Oncor Electric Delivery Co LLC	3.700	05/15/50	240,108
164,000	g	Oncor Electric Delivery Co LLC	5.350	10/01/52	247,866
137,000		ONE Gas, Inc	3.610	02/01/24	148,965
100,000		ONE Gas, Inc	2.000	05/15/30	103,594
100,000		ONE Gas, Inc	4.658	02/01/44	125,005
500,000		ONE Gas, Inc	4.500	11/01/48	627,140
1,575,000		ONEOK Partners LP	3.375	10/01/22	1,636,134
200,000		ONEOK Partners LP	5.000	09/15/23	216,752
700,000		ONEOK Partners LP	4.900	03/15/25	766,940
130,000		ONEOK Partners LP	6.650	10/01/36	146,198
250,000		ONEOK Partners LP	6.850	10/15/37	283,786
100,000		ONEOK Partners LP	6.125	02/01/41	105,426
3,000,000		Pacific Gas and Electric Co	1.750	06/16/22	3,002,899
5,000,000		Pacific Gas and Electric Co	3.150	01/01/26	5,129,556
3,000,000		Pacific Gas and Electric Co	2.100	08/01/27	2,915,371
3,000,000		Pacific Gas and Electric Co	4.550	07/01/30	3,250,000
4,000,000		Pacific Gas and Electric Co	2.500	02/01/31	3,808,548
1,000,000		Pacific Gas and Electric Co	3.300	08/01/40	913,336
1,400,000		Pacific Gas and Electric Co	4.950	07/01/50	1,494,227
3,300,000		Pacific Gas and Electric Co	3.500	08/01/50	2,972,818
250,000		PacifiCorp	2.950	02/01/22	256,765
500,000		PacifiCorp	3.500	06/15/29	580,627
500,000		PacifiCorp	2.700	09/15/30	551,191
850,000		PacifiCorp	6.000	01/15/39	1,220,342
300,000		PacifiCorp	4.125	01/15/49	373,764
1,300,000		PacifiCorp	4.150	02/15/50	1,624,736
250,000		PacifiCorp	3.300	03/15/51	279,973
200,000		PECO Energy Co	1.700	09/15/21	202,516
150,000		PECO Energy Co	2.375	09/15/22	154,994
200,000		PECO Energy Co	3.150	10/15/25	222,746
200,000		PECO Energy Co	4.150	10/01/44	249,335
200,000		PECO Energy Co	3.700	09/15/47	241,695

98

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,200,000		PECO Energy Co	3.900%	03/01/48	$1,485,923
125,000		PECO Energy Co	3.000	09/15/49	133,115
100,000		PECO Energy Co	2.800	06/15/50	103,450
200,000		Piedmont Natural Gas Co, Inc	4.650	08/01/43	255,874
100,000		Piedmont Natural Gas Co, Inc	3.350	06/01/50	108,413
1,000,000		Pinnacle West Capital Corp	1.300	06/15/25	1,014,967
200,000		Potomac Electric Power Co	3.600	03/15/24	218,239
900,000		Potomac Electric Power Co	4.150	03/15/43	1,086,894
300,000		PPL Capital Funding, Inc	4.200	06/15/22	316,235
200,000		PPL Capital Funding, Inc	3.500	12/01/22	210,865
400,000		PPL Capital Funding, Inc	3.400	06/01/23	425,944
1,100,000		PPL Capital Funding, Inc	3.950	03/15/24	1,207,718
950,000		PPL Capital Funding, Inc	3.100	05/15/26	1,048,888
500,000		PPL Capital Funding, Inc	4.125	04/15/30	590,060
1,300,000		PPL Capital Funding, Inc	4.000	09/15/47	1,492,477
200,000		PPL Electric Utilities Corp	4.125	06/15/44	244,332
275,000		PPL Electric Utilities Corp	4.150	10/01/45	341,780
500,000		PPL Electric Utilities Corp	3.950	06/01/47	610,301
200,000		PPL Electric Utilities Corp	4.150	06/15/48	251,549
525,000		PPL Electric Utilities Corp	3.000	10/01/49	564,271
300,000		Progress Energy, Inc	3.150	04/01/22	309,759
500,000		PSEG Power LLC	3.000	06/15/21	508,114
1,342,000		PSEG Power LLC	3.850	06/01/23	1,443,764
150,000		Public Service Co of Colorado	2.250	09/15/22	154,216
250,000		Public Service Co of Colorado	3.700	06/15/28	291,603
1,000,000		Public Service Co of Colorado	1.900	01/15/31	1,040,299
200,000		Public Service Co of Colorado	3.800	06/15/47	243,098
100,000		Public Service Co of Colorado	4.100	06/15/48	128,228
300,000		Public Service Co of Colorado	4.050	09/15/49	378,740
400,000		Public Service Co of Colorado	3.200	03/01/50	453,935
350,000		Public Service Co of Colorado	2.700	01/15/51	354,817
100,000		Public Service Co of New Hampshire	3.600	07/01/49	116,268
300,000		Public Service Electric & Gas Co	3.250	09/01/23	323,602
300,000		Public Service Electric & Gas Co	2.250	09/15/26	322,377
450,000		Public Service Electric & Gas Co	3.000	05/15/27	498,417
250,000		Public Service Electric & Gas Co	3.700	05/01/28	292,586
500,000		Public Service Electric & Gas Co	3.200	05/15/29	570,674
500,000		Public Service Electric & Gas Co	2.450	01/15/30	542,338
200,000		Public Service Electric & Gas Co	3.800	01/01/43	234,447
600,000		Public Service Electric & Gas Co	3.800	03/01/46	725,958
200,000		Public Service Electric & Gas Co	3.600	12/01/47	236,070
250,000		Public Service Electric & Gas Co	4.050	05/01/48	319,574
500,000		Public Service Electric & Gas Co	3.850	05/01/49	626,766
575,000		Public Service Electric & Gas Co	3.200	08/01/49	643,983
500,000		Public Service Electric & Gas Co	3.150	01/01/50	564,273
175,000		Public Service Electric & Gas Co	2.700	05/01/50	182,261
425,000		Public Service Electric & Gas Co	2.050	08/01/50	384,796
500,000		Public Service Enterprise Group, Inc	2.000	11/15/21	507,340
400,000		Public Service Enterprise Group, Inc	0.800	08/15/25	397,267
400,000		Public Service Enterprise Group, Inc	1.600	08/15/30	393,373
1,585,000		Puget Energy, Inc	3.650	05/15/25	1,701,391
1,000,000	g	Puget Energy, Inc	4.100	06/15/30	1,115,497
250,000		Puget Sound Energy, Inc	5.757	10/01/39	358,454
200,000		Puget Sound Energy, Inc	4.300	05/20/45	251,319

99

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$725,000	Puget Sound Energy, Inc	4.223%	06/15/48	$903,438
275,000	Puget Sound Energy, Inc	3.250	09/15/49	307,278
150,000	San Diego Gas & Electric Co	3.000	08/15/21	153,542
400,000	San Diego Gas & Electric Co	3.600	09/01/23	431,403
800,000	San Diego Gas & Electric Co	2.500	05/15/26	862,686
500,000	San Diego Gas & Electric Co	1.700	10/01/30	495,932
300,000	San Diego Gas & Electric Co	3.750	06/01/47	344,788
300,000	San Diego Gas & Electric Co	4.150	05/15/48	364,413
750,000	San Diego Gas & Electric Co	4.100	06/15/49	906,575
200,000	Sempra Energy	2.850	11/15/20	200,168
150,000	Sempra Energy	2.875	10/01/22	155,633
500,000	Sempra Energy	2.900	02/01/23	523,463
500,000	Sempra Energy	4.050	12/01/23	547,138
200,000	Sempra Energy	3.750	11/15/25	225,097
1,525,000	Sempra Energy	3.250	06/15/27	1,675,006
675,000	Sempra Energy	3.400	02/01/28	741,988
825,000	Sempra Energy	3.800	02/01/38	920,691
125,000	Sempra Energy	6.000	10/15/39	172,122
850,000	Sempra Energy	4.000	02/01/48	956,504
869,000	Sierra Pacific Power Co	2.600	05/01/26	946,885
50,000	South Carolina Electric & Gas Co	5.300	05/15/33	66,440
125,000	South Carolina Electric & Gas Co	5.450	02/01/41	172,151
800,000	South Carolina Electric & Gas Co	4.600	06/15/43	1,040,212
1,475,000	Southern California Edison Co	2.900	03/01/21	1,490,636
500,000	Southern California Edison Co	2.400	02/01/22	509,742
100,000	Southern California Edison Co	3.400	06/01/23	106,347
500,000	Southern California Edison Co	3.700	08/01/25	556,062
1,000,000	Southern California Edison Co	1.200	02/01/26	994,418
750,000	Southern California Edison Co	3.650	03/01/28	825,272
500,000	Southern California Edison Co	4.200	03/01/29	575,686
600,000	Southern California Edison Co	2.850	08/01/29	630,011
750,000	Southern California Edison Co	2.250	06/01/30	752,018
185,000	Southern California Edison Co	6.050	03/15/39	238,374
300,000	Southern California Edison Co	4.500	09/01/40	342,249
825,000	Southern California Edison Co	4.650	10/01/43	950,554
450,000	Southern California Edison Co	3.600	02/01/45	460,880
1,937,000	Southern California Edison Co	4.000	04/01/47	2,074,082
1,675,000	Southern California Edison Co	4.125	03/01/48	1,830,988
500,000	Southern California Edison Co	4.875	03/01/49	604,399
925,000	Southern California Edison Co	3.650	02/01/50	960,997
200,000	Southern California Gas Co	3.200	06/15/25	220,561
200,000	Southern California Gas Co	2.600	06/15/26	216,246
500,000	Southern California Gas Co	2.550	02/01/30	539,048
150,000	Southern California Gas Co	3.750	09/15/42	170,159
500,000	Southern California Gas Co	4.125	06/01/48	622,838
300,000	Southern California Gas Co	4.300	01/15/49	381,341
500,000	Southern California Gas Co	3.950	02/15/50	608,291
425,000	Southern Co	2.950	07/01/23	451,606
2,325,000	Southern Co	3.250	07/01/26	2,593,274
500,000	Southern Co	3.700	04/30/30	570,410
400,000	Southern Co	4.250	07/01/36	463,467
2,300,000	Southern Co	4.400	07/01/46	2,722,107
1,000,000	Southern Co	4.000	01/15/51	1,002,773

100

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Southern Co Gas Capital Corp	2.450%	10/01/23	$210,212
400,000	Southern Co Gas Capital Corp	3.250	06/15/26	439,929
500,000	Southern Co Gas Capital Corp	1.750	01/15/31	494,736
275,000	Southern Co Gas Capital Corp	4.400	06/01/43	326,429
100,000	Southern Co Gas Capital Corp	3.950	10/01/46	111,649
900,000	Southern Co Gas Capital Corp	4.400	05/30/47	1,086,516
550,000	Southern Natural Gas Co	4.400	06/15/21	559,092
200,000	Southern Power Co	4.150	12/01/25	229,287
300,000	Southern Power Co	4.950	12/15/46	337,255
150,000	Southwest Gas Corp	3.700	04/01/28	171,524
100,000	Southwest Gas Corp	2.200	06/15/30	104,540
100,000	Southwest Gas Corp	3.800	09/29/46	110,245
500,000	Southwest Gas Corp	4.150	06/01/49	585,809
500,000	Southwestern Electric Power Co	2.750	10/01/26	538,058
675,000	Southwestern Electric Power Co	4.100	09/15/28	786,526
750,000	Southwestern Electric Power Co	3.850	02/01/48	829,657
600,000	Southwestern Public Service Co	4.500	08/15/41	753,691
300,000	Southwestern Public Service Co	3.400	08/15/46	330,873
225,000	Southwestern Public Service Co	3.700	08/15/47	258,972
200,000	Southwestern Public Service Co	4.400	11/15/48	255,648
750,000	Southwestern Public Service Co	3.750	06/15/49	883,290
300,000	Southwestern Public Service Co	3.150	05/01/50	322,751
100,000	Tampa Electric Co	4.100	06/15/42	120,502
175,000	Tampa Electric Co	4.350	05/15/44	217,330
200,000	Tampa Electric Co	4.300	06/15/48	251,303
200,000	Tampa Electric Co	4.450	06/15/49	257,761
575,000	Tampa Electric Co	3.625	06/15/50	667,412
300,000	TC PipeLines LP	4.375	03/13/25	328,314
350,000	TC PipeLines LP	3.900	05/25/27	374,964
200,000	Tucson Electric Power Co	3.050	03/15/25	218,097
125,000	Tucson Electric Power Co	1.500	08/01/30	123,811
200,000	Tucson Electric Power Co	4.850	12/01/48	268,928
500,000	Tucson Electric Power Co	4.000	06/15/50	597,652
200,000	Union Electric Co	2.950	06/15/27	220,440
300,000	Union Electric Co	3.500	03/15/29	345,763
500,000	Union Electric Co	2.950	03/15/30	561,885
100,000	Union Electric Co	8.450	03/15/39	169,861
100,000	Union Electric Co	3.900	09/15/42	119,837
100,000	Union Electric Co	3.650	04/15/45	116,769
200,000	Union Electric Co	4.000	04/01/48	245,316
1,000,000	Union Electric Co	3.250	10/01/49	1,122,502
100,000	United Utilities plc	6.875	08/15/28	128,669
409,000	Virginia Electric & Power Co	2.750	03/15/23	428,456
500,000	Virginia Electric & Power Co	3.450	02/15/24	542,047
1,850,000	Virginia Electric & Power Co	3.150	01/15/26	2,054,526
900,000	Virginia Electric & Power Co	2.950	11/15/26	1,001,406
1,750,000	Virginia Electric & Power Co	3.500	03/15/27	1,990,786
3,000,000	Virginia Electric & Power Co	3.800	04/01/28	3,524,949
1,000,000	Virginia Electric & Power Co	2.875	07/15/29	1,120,021
250,000	Virginia Electric & Power Co	4.650	08/15/43	328,518
400,000	Virginia Electric & Power Co	4.450	02/15/44	520,513
200,000	Virginia Electric & Power Co	4.200	05/15/45	253,105
1,100,000	Virginia Electric & Power Co	4.000	11/15/46	1,357,967
700,000	Virginia Electric & Power Co	3.800	09/15/47	847,480

101

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Virginia Electric & Power Co	4.600%	12/01/48	$544,903
500,000	Virginia Electric & Power Co	3.300	12/01/49	575,794
200,000	Washington Gas Light Co	3.796	09/15/46	230,607
500,000	Washington Gas Light Co	3.650	09/15/49	567,878
875,000	WEC Energy Group, Inc	3.375	06/15/21	893,766
500,000	WEC Energy Group, Inc	3.100	03/08/22	519,308
1,000,000	WEC Energy Group, Inc	0.550	09/15/23	1,002,551
1,520,000	WEC Energy Group, Inc	3.550	06/15/25	1,705,516
100,000	Westar Energy, Inc	2.550	07/01/26	108,357
500,000	Westar Energy, Inc	4.125	03/01/42	602,716
175,000	Westar Energy, Inc	4.100	04/01/43	211,088
375,000	Westar Energy, Inc	3.250	09/01/49	408,672
175,000	Wisconsin Electric Power Co	2.050	12/15/24	184,457
200,000	Wisconsin Electric Power Co	5.625	05/15/33	274,171
200,000	Wisconsin Electric Power Co	4.300	10/15/48	254,717
325,000	Wisconsin Power & Light Co	3.050	10/15/27	362,102
500,000	Wisconsin Power & Light Co	3.000	07/01/29	563,078
225,000	Wisconsin Power & Light Co	3.650	04/01/50	264,220
200,000	Wisconsin Public Service Corp	3.350	11/21/21	206,825
200,000	Wisconsin Public Service Corp	4.752	11/01/44	258,978
300,000	Wisconsin Public Service Corp	3.300	09/01/49	334,369
300,000	Xcel Energy, Inc	2.400	03/15/21	302,315
300,000	Xcel Energy, Inc	2.600	03/15/22	308,447
700,000	Xcel Energy, Inc	0.500	10/15/23	699,241
750,000	Xcel Energy, Inc	3.350	12/01/26	844,685
900,000	Xcel Energy, Inc	4.000	06/15/28	1,058,480
200,000	Xcel Energy, Inc	4.800	09/15/41	249,873
500,000	Xcel Energy, Inc	3.500	12/01/49	554,131
1,000,000	Yale Haven Health Services Corp	2.496	07/01/50	974,797
	TOTAL UTILITIES			404,145,769

	TOTAL CORPORATE BONDS			4,807,404,128
	(Cost $4,360,303,044)

GOVERNMENT BONDS - 69.4%

AGENCY SECURITIES - 1.4%
3,000,000	Federal Farm Credit Bank (FFCB)	2.875	07/17/23	3,221,300
10,000,000	FFCB	0.300	09/01/23	9,992,917
1,145,000	FFCB	3.500	12/20/23	1,264,375
7,000,000	FFCB	0.470	01/22/24	7,000,386
5,000,000	FFCB	1.650	07/23/35	4,988,746
6,650,000	Federal Home Loan Bank (FHLB)	0.125	08/12/22	6,645,544
10,000,000	FHLB	0.500	04/14/25	10,073,612
13,875,000	FHLB	3.250	11/16/28	16,647,967
29,500,000	Federal Home Loan Mortgage Corp (FHLMC)	2.375	01/13/22	30,346,521
3,000,000	FHLMC	0.375	05/05/23	3,012,664
12,625,000	FHLMC	2.750	06/19/23	13,477,521
10,000,000	FHLMC	1.500	02/12/25	10,482,649
6,000,000	FHLMC	0.375	07/21/25	5,999,634
5,000,000	FHLMC	0.375	09/23/25	4,987,122
1,000,000	Federal National Mortgage Association (FNMA)	2.625	01/11/22	1,031,789
7,400,000	FNMA	2.250	04/12/22	7,639,126
102

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,291,575	i	FNMA	2.301%	09/25/22	$1,321,355
1,000,000		FNMA	2.000	10/05/22	1,037,207
10,000,000		FNMA	2.375	01/19/23	10,489,899
1,000,000		FNMA	2.875	09/12/23	1,077,135
2,500,000		FNMA	2.500	02/05/24	2,687,197
5,000,000		FNMA	1.750	07/02/24	5,276,281
13,700,000		FNMA	2.625	09/06/24	14,956,155
3,000,000		FNMA	1.625	01/07/25	3,160,699
4,000,000		FNMA	0.625	04/22/25	4,053,330
10,000,000		FNMA	0.375	08/25/25	9,966,209
4,000,000		FNMA	1.875	09/24/26	4,325,054
10,000,000		FNMA	0.875	08/05/30	9,834,538
5,000,000		FNMA	6.625	11/15/30	7,677,208
1,000,000		FNMA	5.625	07/15/37	1,605,000
500,000		Hashemite Kingdom of Jordan Government AID International Bond	2.503	10/30/20	500,848
1,300,000		Hashemite Kingdom of Jordan Government AID International Bond	3.000	06/30/25	1,447,216
1,000,000		Iraq Government AID International Bond	2.149	01/18/22	1,025,406
800,000		Israel Government AID International Bond	5.500	09/18/23	919,104
300,000		Israel Government AID International Bond	5.500	04/26/24	355,999
250,000		NCUA Guaranteed Notes	3.450	06/12/21	254,172
400,000		Private Export Funding Corp (PEFCO)	2.050	11/15/22	415,108
250,000		PEFCO	1.750	11/15/24	263,523
200,000		PEFCO	3.250	06/15/25	223,492
2,000,000		Tennessee Valley Authority (TVA)	3.875	02/15/21	2,027,592
750,000		TVA	2.875	09/15/24	826,243
2,000,000		TVA	0.750	05/15/25	2,036,088
1,425,000		TVA	2.875	02/01/27	1,618,811
500,000		TVA	5.880	04/01/36	781,680
500,000		TVA	5.500	06/15/38	780,803
4,300,000		TVA	3.500	12/15/42	5,513,868
1,750,000		TVA	4.625	09/15/60	2,750,977
300,000		TVA	4.250	09/15/65	454,969
175,000		Tunisia Government AID International Bonds	1.416	08/05/21	173,289
		TOTAL AGENCY SECURITIES			236,648,328

FOREIGN GOVERNMENT BONDS - 3.8%
450,000		African Development Bank	2.375	09/23/21	459,364
2,000,000		African Development Bank	1.625	09/16/22	2,053,402
500,000		African Development Bank	2.125	11/16/22	519,694
2,500,000		African Development Bank	0.750	04/03/23	2,530,467
2,000,000		African Development Bank	3.000	09/20/23	2,160,132
1,000,000		Asian Development Bank	2.125	11/24/21	1,021,645
600,000		Asian Development Bank	1.875	02/18/22	613,425
4,000,000		Asian Development Bank	1.875	07/19/22	4,117,124
500,000		Asian Development Bank	1.875	08/10/22	515,076
750,000		Asian Development Bank	1.750	09/13/22	772,111
2,250,000		Asian Development Bank	1.625	01/24/23	2,321,167
3,000,000		Asian Development Bank	2.750	03/17/23	3,182,716
2,250,000		Asian Development Bank	0.250	07/14/23	2,250,863
2,000,000		Asian Development Bank	0.250	10/06/23	1,996,569
2,200,000		Asian Development Bank	2.625	01/30/24	2,368,082
2,000,000		Asian Development Bank	1.500	10/18/24	2,091,991

103

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Asian Development Bank	2.000%	01/22/25	$534,295
6,000,000	Asian Development Bank	0.375	09/03/25	5,979,783
1,500,000	Asian Development Bank	2.000	04/24/26	1,623,825
1,000,000	Asian Development Bank	2.625	01/12/27	1,124,540
500,000	Asian Development Bank	2.375	08/10/27	558,280
500,000	Asian Development Bank	2.500	11/02/27	563,103
1,000,000	Asian Development Bank	2.750	01/19/28	1,148,170
75,000	Asian Development Bank	5.820	06/16/28	102,321
2,575,000	Asian Development Bank	3.125	09/26/28	3,056,119
2,000,000	Asian Development Bank	1.750	09/19/29	2,155,366
3,500,000	Asian Development Bank	1.875	01/24/30	3,819,480
1,000,000	Asian Development Bank	0.750	10/08/30	979,601
3,000,000	Asian Infrastructure Investment Bank	0.250	09/29/23	2,993,023
3,000,000	Asian Infrastructure Investment Bank	0.500	05/28/25	3,003,300
1,925,000	Canada Government International Bond	2.625	01/25/22	1,987,158
2,000,000	Canada Government International Bond	2.000	11/15/22	2,075,455
3,000,000	Canada Government International Bond	1.625	01/22/25	3,156,007
1,715,000	Chile Government International Bond	3.240	02/06/28	1,907,937
1,000,000	Chile Government International Bond	2.450	01/31/31	1,049,000
2,000,000	Chile Government International Bond	2.550	01/27/32	2,110,000
2,613,000	Chile Government International Bond	3.500	01/25/50	2,978,820
600,000	Colombia Government International Bond	2.625	03/15/23	614,250
2,250,000	Colombia Government International Bond	4.000	02/26/24	2,399,062
2,500,000	Colombia Government International Bond	3.875	04/25/27	2,696,275
3,587,000	Colombia Government International Bond	4.500	03/15/29	4,024,542
1,225,000	Colombia Government International Bond	3.125	04/15/31	1,255,625
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,600,000
1,150,000	Colombia Government International Bond	5.625	02/26/44	1,424,850
3,100,000	Colombia Government International Bond	5.000	06/15/45	3,611,500
3,425,000	Colombia Government International Bond	5.200	05/15/49	4,109,589
1,400,000	Colombia Government International Bond	4.125	05/15/51	1,454,600
500,000	Corp Andina de Fomento	2.125	09/27/21	506,255
950,000	Corp Andina de Fomento	3.250	02/11/22	979,830
527,000	Corp Andina de Fomento	4.375	06/15/22	556,649
750,000	Corp Andina de Fomento	2.750	01/06/23	780,885
1,000,000	Corp Andina de Fomento	2.375	05/12/23	1,037,040
750,000	Corp Andina de Fomento	3.750	11/23/23	814,440
1,000,000	Corp Andina de Fomento	1.625	09/23/25	1,001,260
1,000,000	Council of Europe Development Bank	2.625	02/13/23	1,055,341
1,000,000	Council of Europe Development Bank	2.500	02/27/24	1,072,094
1,480,000	Council of Europe Development Bank	1.375	02/27/25	1,540,576
400,000	Development Bank of Japan, Inc	2.000	10/19/21	406,419
750,000	European Bank for Reconstruction & Development	1.500	11/02/21	760,213
500,000	European Bank for Reconstruction & Development	1.875	02/23/22	511,342
1,500,000	European Bank for Reconstruction & Development	2.750	03/07/23	1,590,185
5,000,000	European Bank for Reconstruction & Development	0.250	07/10/23	5,001,607
2,000,000	European Bank for Reconstruction & Development	1.625	09/27/24	2,100,423
14,250,000	European Investment Bank	2.625	05/20/22	14,810,288
1,000,000	European Investment Bank	2.375	06/15/22	1,036,426
500,000	European Investment Bank	2.250	08/15/22	518,831
3,000,000	European Investment Bank	2.500	03/15/23	3,165,265
7,537,000	European Investment Bank	1.375	05/15/23	7,761,685
2,440,000	European Investment Bank	0.250	09/15/23	2,438,863

104

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,500,000	European Investment Bank	3.125%	12/14/23	$1,636,426
5,000,000	European Investment Bank	3.250	01/29/24	5,490,636
1,500,000	European Investment Bank	2.625	03/15/24	1,619,948
4,000,000	European Investment Bank	2.250	06/24/24	4,289,034
1,500,000	European Investment Bank	2.500	10/15/24	1,630,196
3,250,000	European Investment Bank	1.625	03/14/25	3,426,200
3,500,000	European Investment Bank	0.625	07/25/25	3,532,302
3,000,000	European Investment Bank	0.375	12/15/25	2,992,834
400,000	European Investment Bank	2.375	05/24/27	445,706
550,000	European Investment Bank	1.625	10/09/29	589,112
1,000,000	European Investment Bank	0.875	05/17/30	1,003,916
2,000,000	European Investment Bank	0.750	09/23/30	1,979,852
1,705,000	European Investment Bank	4.875	02/15/36	2,571,004
500,000	Export Development Canada	1.375	10/21/21	506,126
500,000	Export Development Canada	2.000	05/17/22	514,139
1,000,000	Export Development Canada	2.500	01/24/23	1,051,534
4,500,000	Export Development Canada	1.375	02/24/23	4,619,411
1,000,000	Export Development Canada	2.750	03/15/23	1,060,184
1,300,000	Export Development Canada	2.625	02/21/24	1,399,819
300,000	Export-Import Bank of Korea	1.875	10/21/21	304,403
300,000	Export-Import Bank of Korea	3.500	11/27/21	310,043
300,000	Export-Import Bank of Korea	5.000	04/11/22	319,896
3,250,000	Export-Import Bank of Korea	3.000	11/01/22	3,406,641
1,375,000	Export-Import Bank of Korea	3.625	11/27/23	1,500,212
500,000	Export-Import Bank of Korea	4.000	01/14/24	550,569
750,000	Export-Import Bank of Korea	2.875	01/21/25	813,715
750,000	Export-Import Bank of Korea	1.875	02/12/25	783,831
1,000,000	Export-Import Bank of Korea	0.750	09/21/25	996,974
250,000	Export-Import Bank of Korea	3.250	11/10/25	279,213
500,000	Export-Import Bank of Korea	2.625	05/26/26	545,368
500,000	Export-Import Bank of Korea	3.250	08/12/26	562,808
500,000	Export-Import Bank of Korea	2.375	04/21/27	532,444
1,000,000	Export-Import Bank of Korea	1.250	09/21/30	984,287
100,000	Finland Government International Bond	6.950	02/15/26	131,202
1,000,000	FMS Wertmanagement AoeR	2.000	08/01/22	1,032,285
2,175,000	FMS Wertmanagement AoeR	2.750	01/30/24	2,349,123
4,500,000	Hungary Government International Bond	5.750	11/22/23	5,156,977
1,250,000	Hungary Government International Bond	7.625	03/29/41	2,232,442
1,270,000	Hydro Quebec	9.400	02/01/21	1,307,449
200,000	Hydro Quebec	8.500	12/01/29	319,870
750,000	Indonesia Government International Bond	2.950	01/11/23	780,184
700,000	Indonesia Government International Bond	4.450	02/11/24	774,309
750,000	Indonesia Government International Bond	3.500	01/11/28	818,865
900,000	Indonesia Government International Bond	4.750	02/11/29	1,065,685
1,250,000	Indonesia Government International Bond	3.400	09/18/29	1,365,785
1,000,000	Indonesia Government International Bond	2.850	02/14/30	1,049,786
675,000	Indonesia Government International Bond	3.850	10/15/30	764,038
875,000	Indonesia Government International Bond	4.350	01/11/48	1,006,045
1,125,000	Indonesia Government International Bond	5.350	02/11/49	1,486,876
1,000,000	Indonesia Government International Bond	3.700	10/30/49	1,067,176
1,000,000	Indonesia Government International Bond	3.500	02/14/50	1,056,693
500,000	Indonesia Government International Bond	4.200	10/15/50	577,264
500,000	Indonesia Government International Bond	4.450	04/15/70	589,634
500,000	Inter-American Development Bank	2.125	01/18/22	512,151

105

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$3,775,000	Inter-American Development Bank	3.000%	09/26/22	$3,979,591
3,000,000	Inter-American Development Bank	2.500	01/18/23	3,153,766
6,000,000	Inter-American Development Bank	0.250	11/15/23	5,989,574
1,500,000	Inter-American Development Bank	2.625	01/16/24	1,613,625
500,000	Inter-American Development Bank	2.125	01/15/25	536,385
5,000,000	Inter-American Development Bank	1.750	03/14/25	5,293,800
10,000,000	Inter-American Development Bank	0.625	07/15/25	10,089,000
1,500,000	Inter-American Development Bank	2.000	06/02/26	1,621,020
1,500,000	Inter-American Development Bank	2.000	07/23/26	1,621,713
1,000,000	Inter-American Development Bank	2.375	07/07/27	1,113,484
2,000,000	Inter-American Development Bank	0.625	09/16/27	1,998,392
2,000,000	Inter-American Development Bank	3.125	09/18/28	2,368,004
3,000,000	Inter-American Development Bank	2.250	06/18/29	3,359,886
1,450,000	Inter-American Development Bank	3.200	08/07/42	1,862,502
300,000	Inter-American Development Bank	4.375	01/24/44	458,612
1,500,000	International Bank for Reconstruction & Development	2.000	01/26/22	1,535,066
5,000,000	International Bank for Reconstruction & Development	2.125	07/01/22	5,164,977
5,000,000	International Bank for Reconstruction & Development	1.875	10/07/22	5,164,950
5,400,000	International Bank for Reconstruction & Development	7.625	01/19/23	6,303,761
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	522,183
3,000,000	International Bank for Reconstruction & Development	1.875	06/19/23	3,130,669
5,575,000	International Bank for Reconstruction & Development	2.500	03/19/24	5,985,191
2,000,000	International Bank for Reconstruction & Development	1.500	08/28/24	2,089,963
1,600,000	International Bank for Reconstruction & Development	2.500	11/25/24	1,740,944
5,000,000	International Bank for Reconstruction & Development	1.625	01/15/25	5,257,850
6,000,000	International Bank for Reconstruction & Development	0.375	07/28/25	5,982,209
4,500,000	International Bank for Reconstruction & Development	2.500	07/29/25	4,945,100
500,000	International Bank for Reconstruction & Development	3.125	11/20/25	567,278
2,000,000	International Bank for Reconstruction & Development	1.750	10/23/29	2,161,840
5,000,000	International Bank for Reconstruction & Development	0.875	05/14/30	5,007,308
3,000,000	International Bank for Reconstruction & Development	0.750	08/26/30	2,969,437
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	1,225,254
500,000	International Finance Corp	2.000	10/24/22	518,389
1,300,000	International Finance Corp	2.875	07/31/23	1,395,449
1,500,000	International Finance Corp	1.375	10/16/24	1,561,584
2,500,000	International Finance Corp	0.375	07/16/25	2,496,477
5,000,000	International Finance Corp	0.750	08/27/30	4,949,950
705,000	Israel Government International Bond	4.000	06/30/22	747,868
300,000	Israel Government International Bond	3.150	06/30/23	321,265
1,000,000	Israel Government International Bond	2.875	03/16/26	1,101,359
975,000	Israel Government International Bond	3.250	01/17/28	1,110,831
600,000	Israel Government International Bond	2.750	07/03/30	662,334
1,500,000	Israel Government International Bond	4.500	01/30/43	1,955,835
200,000	Israel Government International Bond	4.125	01/17/48	253,012
1,800,000	Israel Government International Bond	3.875	07/03/50	2,163,010
300,000	Israel Government International Bond	4.500	04/03/20	411,809
500,000	Japan Bank for International Cooperation	2.500	06/01/22	517,922
1,250,000	Japan Bank for International Cooperation	2.375	07/21/22	1,294,967
480,000	Japan Bank for International Cooperation	1.625	10/17/22	492,039
106

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Japan Bank for International Cooperation	2.375%	11/16/22	$312,605
900,000	Japan Bank for International Cooperation	0.625	05/22/23	905,328
1,050,000	Japan Bank for International Cooperation	3.375	07/31/23	1,137,050
1,000,000	Japan Bank for International Cooperation	0.375	09/15/23	998,338
4,250,000	Japan Bank for International Cooperation	3.375	10/31/23	4,629,461
2,300,000	Japan Bank for International Cooperation	2.500	05/23/24	2,467,297
720,000	Japan Bank for International Cooperation	1.750	10/17/24	754,569
500,000	Japan Bank for International Cooperation	2.125	02/10/25	532,492
3,000,000	Japan Bank for International Cooperation	0.625	07/15/25	3,004,341
5,750,000	Japan Bank for International Cooperation	2.750	01/21/26	6,380,679
400,000	Japan Bank for International Cooperation	2.375	04/20/26	436,660
1,500,000	Japan Bank for International Cooperation	1.875	07/21/26	1,598,845
1,000,000	Japan Bank for International Cooperation	2.875	06/01/27	1,133,912
750,000	Japan Bank for International Cooperation	2.875	07/21/27	852,495
300,000	Japan Bank for International Cooperation	2.750	11/16/27	339,747
750,000	Japan Bank for International Cooperation	3.500	10/31/28	901,567
1,000,000	Japan Bank for International Cooperation	2.000	10/17/29	1,092,553
350,000	Japan International Cooperation Agency	2.125	10/20/26	376,673
700,000	Japan International Cooperation Agency	3.375	06/12/28	826,880
2,000,000	Japan International Cooperation Agency	1.000	07/22/30	1,995,416
500,000	Korea Development Bank	2.625	02/27/22	514,743
500,000	Korea Development Bank	3.000	03/19/22	516,707
200,000	Korea Development Bank	3.000	09/14/22	209,656
1,000,000	Korea Development Bank	3.375	03/12/23	1,064,770
500,000	Korea Development Bank	2.750	03/19/23	525,020
500,000	Korea Development Bank	3.750	01/22/24	547,005
700,000	Korea Development Bank	3.250	02/19/24	755,342
1,000,000	Korea Development Bank	2.125	10/01/24	1,049,640
750,000	Korea Development Bank	1.750	02/18/25	777,337
200,000	Korea Development Bank	3.375	09/16/25	223,966
400,000	Korea Development Bank	3.000	01/13/26	441,663
250,000	Korea Development Bank	2.000	09/12/26	264,716
500,000	Korea Government International Bond	3.875	09/11/23	547,535
1,500,000	Korea Government International Bond	2.750	01/19/27	1,646,693
1,400,000	Korea Government International Bond	4.125	06/10/44	1,937,208
500,000	Korea Government International Bond	3.875	09/20/48	683,410
1,500,000	Kreditanstalt fuer Wiederaufbau	2.000	11/30/21	1,531,019
1,600,000	Kreditanstalt fuer Wiederaufbau	2.625	01/25/22	1,650,701
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	03/07/22	1,027,413
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	06/15/22	1,032,356
2,750,000	Kreditanstalt fuer Wiederaufbau	2.000	10/04/22	2,846,660
2,900,000	Kreditanstalt fuer Wiederaufbau	2.375	12/29/22	3,039,331
4,600,000	Kreditanstalt fuer Wiederaufbau	1.625	02/15/23	4,749,687
3,000,000	Kreditanstalt fuer Wiederaufbau	0.250	10/19/23	2,996,099
8,000,000	Kreditanstalt fuer Wiederaufbau	2.625	02/28/24	8,632,866

107

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,000,000	Kreditanstalt fuer Wiederaufbau	2.500%	11/20/24	$2,177,157
7,000,000	Kreditanstalt fuer Wiederaufbau	2.000	05/02/25	7,511,536
7,750,000	Kreditanstalt fuer Wiederaufbau	2.875	04/03/28	9,015,716
1,000,000	Kreditanstalt fuer Wiederaufbau	1.750	09/14/29	1,083,580
5,000,000	Kreditanstalt fuer Wiederaufbau	0.750	09/30/30	4,960,235
4,300,000	Landwirtschaftliche Rentenbank	3.125	11/14/23	4,676,797
500,000	Landwirtschaftliche Rentenbank	2.000	01/13/25	533,771
2,000,000	Landwirtschaftliche Rentenbank	0.500	05/27/25	2,006,740
750,000	Landwirtschaftliche Rentenbank	2.375	06/10/25	817,027
1,000,000	Landwirtschaftliche Rentenbank	1.750	07/27/26	1,069,213
125,000	Landwirtschaftliche Rentenbank	2.500	11/15/27	140,884
4,000,000	Landwirtschaftliche Rentenbank	0.875	09/03/30	3,998,040
2,500,000	Mexico Government International Bond	3.900	04/27/25	2,732,500
5,836,000	Mexico Government International Bond	4.500	04/22/29	6,533,402
15,936,000	Mexico Government International Bond	3.250	04/16/30	16,262,847
1,175,000	Mexico Government International Bond	4.750	04/27/32	1,327,750
461,000	Mexico Government International Bond	6.750	09/27/34	621,198
8,950,000	Mexico Government International Bond	4.600	02/10/48	9,500,515
3,405,000	Mexico Government International Bond	4.500	01/31/50	3,592,275
1,000,000	Mexico Government International Bond	5.000	04/27/51	1,116,000
950,000	Mexico Government International Bond	5.750	10/12/10	1,095,360
2,500,000	Nordic Investment Bank	2.250	09/30/21	2,550,072
2,000,000	Nordic Investment Bank	1.375	10/17/22	2,046,279
750,000	Nordic Investment Bank	0.375	05/19/23	752,101
500,000	Nordic Investment Bank	2.875	07/19/23	536,198
2,000,000	Nordic Investment Bank	0.375	09/11/25	1,993,760
606,000	North American Development Bank	2.400	10/26/22	626,783
2,125,000	Panama Government International Bond	4.000	09/22/24	2,321,563
1,000,000	Panama Government International Bond	3.750	03/16/25	1,091,250
300,000	Panama Government International Bond	7.125	01/29/26	379,500
2,000,000	Panama Government International Bond	3.875	03/17/28	2,265,000
1,450,000	Panama Government International Bond	3.160	01/23/30	1,576,875
1,000,000	Panama Government International Bond	2.252	09/29/32	1,010,000
692,000	Panama Government International Bond	6.700	01/26/36	1,004,265
750,000	Panama Government International Bond	4.500	05/15/47	936,563
1,750,000	Panama Government International Bond	4.500	04/16/50	2,189,688
1,450,000	Panama Government International Bond	4.300	04/29/53	1,781,687
1,500,000	Panama Government International Bond	4.500	04/01/56	1,875,000
2,000,000	Panama Government International Bond	3.870	07/23/60	2,290,000
400,000	Peruvian Government International Bond	2.392	01/23/26	419,000
5,000,000	Peruvian Government International Bond	2.844	06/20/30	5,437,500
1,000,000	Peruvian Government International Bond	2.783	01/23/31	1,081,510
1,100,000	Peruvian Government International Bond	6.550	03/14/37	1,662,375
1,850,000	Peruvian Government International Bond	5.625	11/18/50	2,946,125
225,000	Philippine Government International Bond	4.200	01/21/24	249,538
2,219,000	Philippine Government International Bond	3.000	02/01/28	2,440,469
3,375,000	Philippine Government International Bond	3.750	01/14/29	3,933,484
1,500,000	Philippine Government International Bond	2.457	05/05/30	1,616,827
4,083,000	Philippine Government International Bond	3.950	01/20/40	4,826,906

108

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Philippine Government International Bond	3.700%	03/01/41	$346,332
3,793,000		Philippine Government International Bond	3.700	02/02/42	4,391,462
1,500,000		Philippine Government International Bond	2.950	05/05/45	1,582,166
1,140,000		Poland Government International Bond	5.000	03/23/22	1,217,875
990,000		Poland Government International Bond	3.000	03/17/23	1,049,157
1,000,000		Poland Government International Bond	4.000	01/22/24	1,113,090
2,725,000		Poland Government International Bond	3.250	04/06/26	3,072,024
2,500,000		Province of Alberta Canada	2.200	07/26/22	2,582,275
750,000		Province of Alberta Canada	3.350	11/01/23	815,141
775,000		Province of Alberta Canada	2.950	01/23/24	837,010
1,500,000		Province of Alberta Canada	1.875	11/13/24	1,579,728
1,000,000		Province of Alberta Canada	1.000	05/20/25	1,015,943
925,000		Province of Alberta Canada	3.300	03/15/28	1,078,652
2,000,000		Province of Alberta Canada	1.300	07/22/30	2,008,887
200,000		Province of British Columbia Canada	2.650	09/22/21	204,597
1,800,000		Province of British Columbia Canada	2.000	10/23/22	1,862,739
500,000		Province of British Columbia Canada	1.750	09/27/24	525,746
850,000		Province of British Columbia Canada	2.250	06/02/26	926,075
500,000		Province of Manitoba Canada	2.050	11/30/20	501,450
1,000,000		Province of Manitoba Canada	2.600	04/16/24	1,073,305
1,300,000		Province of Manitoba Canada	3.050	05/14/24	1,414,649
500,000		Province of Manitoba Canada	2.125	06/22/26	538,577
500,000		Province of New Brunswick Canada	3.625	02/24/28	584,986
200,000		Province of Nova Scotia Canada	8.250	07/30/22	226,995
4,000,000		Province of Ontario Canada	2.400	02/08/22	4,112,025
4,000,000		Province of Ontario Canada	2.550	04/25/22	4,137,080
800,000		Province of Ontario Canada	2.450	06/29/22	828,752
1,365,000		Province of Ontario Canada	1.750	01/24/23	1,407,735
500,000		Province of Ontario Canada	3.400	10/17/23	544,831
1,000,000		Province of Ontario Canada	3.050	01/29/24	1,086,760
1,500,000		Province of Ontario Canada	3.200	05/16/24	1,647,495
1,000,000		Province of Ontario Canada	2.500	04/27/26	1,096,419
1,000,000		Province of Ontario Canada	2.300	06/15/26	1,089,330
1,000,000		Province of Ontario Canada	1.050	05/21/27	1,013,708
2,000,000		Province of Ontario Canada	2.000	10/02/29	2,159,812
1,000,000	h	Province of Ontario Canada	1.125	10/07/30	994,210
3,100,000		Province of Quebec Canada	2.625	02/13/23	3,264,025
200,000		Province of Quebec Canada	7.125	02/09/24	243,716
875,000		Province of Quebec Canada	2.500	04/09/24	938,534
500,000		Province of Quebec Canada	2.875	10/16/24	546,716
2,500,000		Province of Quebec Canada	1.500	02/11/25	2,602,278
2,000,000		Province of Quebec Canada	0.600	07/23/25	2,003,161
3,500,000		Province of Quebec Canada	2.500	04/20/26	3,823,147
500,000		Province of Quebec Canada	2.750	04/12/27	559,858
201,000		Province of Quebec Canada	7.500	09/15/29	308,245
1,500,000		Province of Quebec Canada	1.350	05/28/30	1,538,246
200,000		Province of Saskatchewan Canada	8.500	07/15/22	228,199
1,600,000		Republic of Italy Government International Bond	6.875	09/27/23	1,866,207
2,000,000		Republic of Italy Government International Bond	2.375	10/17/24	2,079,890
1,500,000		Republic of Italy Government International Bond	2.875	10/17/29	1,552,639
1,599,000		Republic of Italy Government International Bond	5.375	06/15/33	2,014,437
2,000,000		Republic of Italy Government International Bond	4.000	10/17/49	2,145,036
2,000,000		State of Israel	2.500	01/15/30	2,163,225
2,050,000		State of Israel	3.375	01/15/50	2,269,957

109

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$400,000		Svensk Exportkredit AB		3.125%	11/08/21	$412,534
500,000		Svensk Exportkredit AB		2.375	03/09/22	514,790
2,640,000		Svensk Exportkredit AB		1.625	11/14/22	2,711,593
4,250,000		Svensk Exportkredit AB		2.875	03/14/23	4,512,097
870,000		Svensk Exportkredit AB		1.750	12/12/23	907,800
2,000,000		Svensk Exportkredit AB		0.375	07/30/24	1,996,801
1,000,000		Svensk Exportkredit AB		0.625	05/14/25	1,004,050
3,000,000		Svensk Exportkredit AB		0.500	08/26/25	2,994,060
5,374,716		Uruguay Government International Bond		4.375	01/23/31	6,389,194
500,000		Uruguay Government International Bond		4.125	11/20/45	591,875
2,063,907		Uruguay Government International Bond		5.100	06/18/50	2,768,215
2,425,000		Uruguay Government International Bond		4.975	04/20/55	3,225,250
		TOTAL FOREIGN GOVERNMENT BONDS				660,319,782

MORTGAGE BACKED - 26.8%
2,000,000		Federal Home Loan Bank (FHLB)		0.375	09/04/25	1,999,285
7,000,000		Federal Home Loan Mortgage Corp (FHLMC)		0.250	08/24/23	7,000,607
3,250,000		FHLMC		0.250	09/08/23	3,252,037
18,341	i	FHLMC	DGS1 + 2.250%	3.776	04/01/35	19,089
2,315	i	FHLMC	DGS1 + 2.125%	3.264	10/01/35	2,324
42,888	i	FHLMC	DGS1 + 2.255%	3.927	02/01/36	45,407
10,347	i	FHLMC	LIBOR 12 M + 1.795%	3.083	07/01/36	10,900
28,302	i	FHLMC	LIBOR 6 M + 1.770%	2.399	09/01/36	29,563
32,698	i	FHLMC	LIBOR 6 M + 1.595%	2.914	09/01/36	32,982
30,673	i	FHLMC	DGS1 + 2.248%	3.965	09/01/36	31,196
11,213	i	FHLMC	DGS1 + 2.250%	3.801	01/01/37	11,870
2,308	i	FHLMC	LIBOR 12 M + 1.765%	3.765	02/01/37	2,350
1,908	i	FHLMC	DGS1 + 2.250%	3.783	02/01/37	2,014
110,796	i	FHLMC	LIBOR 12 M + 1.808%	3.825	03/01/37	116,992
44,142	i	FHLMC	LIBOR 12 M + 1.701%	3.490	04/01/37	45,030
87,819	i	FHLMC	DGS1 + 2.250%	3.840	04/01/37	92,931
10,380	i	FHLMC	LIBOR 12 M + 2.123%	3.950	05/01/37	10,509
5,140	i	FHLMC	LIBOR 12 M + 1.750%	2.667	06/01/37	5,257
48,398	i	FHLMC	DGS1 + 2.249%	2.962	06/01/37	48,732
30,082	i	FHLMC	LIBOR 6 M + 1.270%	1.916	08/01/37	30,246
20,374	i	FHLMC	LIBOR 6 M + 1.416%	1.913	09/01/37	20,471
49,675	i	FHLMC	LIBOR 12 M + 0.905%	2.228	09/01/37	50,555
218	i	FHLMC	LIBOR 12 M + 1.795%	2.463	09/01/37	219
4,789	i	FHLMC	LIBOR 12 M + 2.058%	4.058	02/01/38	4,834
22,870	i	FHLMC	LIBOR 12 M + 2.055%	3.805	04/01/38	24,338
15,839	i	FHLMC	LIBOR 12 M + 2.004%	3.747	06/01/38	16,123
6,237	i	FHLMC	LIBOR 12 M + 1.625%	2.396	07/01/38	6,494
5,458	i	FHLMC	LIBOR 12 M + 1.861%	2.814	06/01/40	5,483
6,742	i	FHLMC	LIBOR 12 M + 1.880%	2.630	07/01/40	6,782
20,011	i	FHLMC	LIBOR 12 M + 1.893%	3.892	01/01/41	20,294
3,416	i	FHLMC	LIBOR 12 M + 1.880%	3.630	05/01/41	3,439
119,571	i	FHLMC	LIBOR 12 M + 1.853%	3.582	08/01/41	122,034
78,623	i	FHLMC	LIBOR 12 M + 1.750%	3.213	09/01/41	82,022
15,016	i	FHLMC	LIBOR 12 M + 1.860%	3.975	10/01/41	15,481
22,753,637		FHLMC		3.000	11/01/49	24,380,850
22,648,055		FHLMC		3.000	11/01/49	24,091,251
45,203,889		FHLMC		3.000	02/01/50	48,106,189
41,920,877		FHLMC		3.500	04/01/50	45,120,587

110

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$7	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000%	12/01/20	$7
1,375	FGLMC	4.000	05/01/21	1,458
405	FGLMC	4.500	06/01/21	424
5	FGLMC	4.500	06/01/21	5
457	FGLMC	5.000	07/01/21	481
601	FGLMC	5.500	07/01/21	606
191,223	FGLMC	3.000	12/01/21	200,560
1,667	FGLMC	5.000	10/01/22	1,756
1,191	FGLMC	6.000	11/01/22	1,229
15,608	FGLMC	5.000	04/01/23	16,454
1,140	FGLMC	4.500	05/01/23	1,205
15,834	FGLMC	5.000	05/01/23	17,310
4,159	FGLMC	5.000	10/01/23	4,385
2,357	FGLMC	5.500	10/01/23	2,614
4,344	FGLMC	5.000	11/01/23	4,749
8,882	FGLMC	5.000	03/01/24	9,710
1,853	FGLMC	4.500	04/01/24	1,954
907	FGLMC	4.500	05/01/24	958
6,420	FGLMC	4.500	06/01/24	6,829
58,675	FGLMC	4.000	07/01/24	62,204
24,506	FGLMC	4.000	07/01/24	25,980
6,633	FGLMC	5.500	07/01/24	6,917
50,650	FGLMC	4.000	08/01/24	53,688
8,821	FGLMC	4.500	09/01/24	9,329
4,502	FGLMC	4.500	09/01/24	4,789
2,458	FGLMC	4.500	09/01/24	2,614
2,826	FGLMC	5.500	09/01/24	3,134
74,169	FGLMC	4.000	10/01/24	78,635
2,196	FGLMC	4.500	10/01/24	2,335
10,736	FGLMC	4.500	10/01/24	11,592
1,725	FGLMC	4.500	11/01/24	1,816
8,349	FGLMC	4.500	12/01/24	8,867
4,186	FGLMC	4.500	02/01/25	4,397
104,167	FGLMC	4.000	03/01/25	110,543
2,959	FGLMC	4.500	06/01/25	3,140
5,443	FGLMC	4.500	07/01/25	5,790
136,271	FGLMC	3.500	10/01/25	144,222
66,594	FGLMC	4.000	10/01/25	70,620
228,073	FGLMC	3.500	11/01/25	241,373
142,804	FGLMC	3.500	11/01/25	151,112
60,780	FGLMC	3.500	12/01/25	64,320
32,476	FGLMC	3.000	01/01/26	34,094
476,780	FGLMC	3.500	01/01/26	504,632
39,353	FGLMC	4.000	04/01/26	41,816
85,134	FGLMC	4.000	05/01/26	90,559
17,810	FGLMC	5.500	07/01/26	19,752
234,820	FGLMC	4.000	08/01/26	249,400
2,231	FGLMC	6.000	08/01/26	2,487
84,771	FGLMC	3.000	09/01/26	89,044
238,959	FGLMC	3.000	10/01/26	251,285
341,484	FGLMC	3.500	10/01/26	361,726
8,674	FGLMC	5.000	10/01/26	9,487
2,338	FGLMC	5.500	10/01/26	2,593
1,382,008	FGLMC	3.000	02/01/27	1,453,208

111

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$889,879	FGLMC	2.500%	05/01/27	$931,659
954,487	FGLMC	2.500	11/01/27	999,335
35,789	FGLMC	6.000	12/01/27	39,950
750,644	FGLMC	2.500	01/01/28	784,865
1,961,681	FGLMC	2.500	03/01/28	2,054,056
48,407	FGLMC	5.000	03/01/28	53,436
1,094,560	FGLMC	2.500	05/01/28	1,146,135
5,189	FGLMC	5.500	05/01/28	5,764
3,120,438	FGLMC	2.500	07/01/28	3,294,374
2,765,269	FGLMC	2.500	07/01/28	2,895,177
708,963	FGLMC	3.000	10/01/28	744,799
36,439	FGLMC	5.500	01/01/29	40,456
2,002	FGLMC	6.500	01/01/29	2,239
6,765	FGLMC	4.000	02/01/29	7,248
1,490,616	FGLMC	3.500	03/01/29	1,585,088
374	FGLMC	6.500	03/01/29	422
2,826,479	FGLMC	3.000	07/01/29	2,971,644
8,984	FGLMC	6.500	07/01/29	10,052
10,406	FGLMC	5.000	12/01/29	11,699
7,920,441	FGLMC	2.500	05/01/30	8,292,230
19,027	FGLMC	4.000	08/01/30	20,453
136,705	FGLMC	4.500	01/01/31	150,846
339	FGLMC	8.000	01/01/31	350
129,038	FGLMC	4.000	03/01/31	140,590
16,808	FGLMC	4.000	05/01/31	18,322
116,642	FGLMC	4.500	05/01/31	128,697
59,369	FGLMC	4.000	06/01/31	64,711
146,891	FGLMC	4.000	08/01/31	159,755
157,897	FGLMC	4.000	09/01/31	170,810
2,290	FGLMC	6.500	09/01/31	2,570
7,051	FGLMC	8.000	09/01/31	8,347
80,697	FGLMC	3.500	11/01/31	85,798
11,803,058	FGLMC	2.500	12/01/31	12,356,238
37,979	FGLMC	7.000	12/01/31	44,097
10,942	FGLMC	6.500	01/01/32	12,678
26,225	FGLMC	6.000	02/01/32	30,818
1,288,777	FGLMC	3.000	03/01/32	1,364,622
11,249	FGLMC	7.000	04/01/32	13,124
9,178	FGLMC	6.500	05/01/32	10,269
903,895	FGLMC	3.500	09/01/32	977,285
6,530	FGLMC	5.500	11/01/32	7,638
13,907,348	FGLMC	3.000	01/01/33	14,601,238
8,726	FGLMC	6.000	02/01/33	10,148
33,966	FGLMC	5.000	03/01/33	38,675
15,491	FGLMC	6.000	03/01/33	17,323
18,347	FGLMC	6.000	03/01/33	20,492
15,977	FGLMC	5.000	04/01/33	17,610
4,106	FGLMC	6.000	04/01/33	4,824
220,124	FGLMC	5.000	06/01/33	242,323
78,794	FGLMC	5.500	06/01/33	92,575
50,392,053	FGLMC	2.500	07/01/33	52,677,864
1,758,959	FGLMC	3.500	07/01/33	1,902,017
32,579	FGLMC	4.500	07/01/33	35,897

112

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$6,057,176	FGLMC	4.000%	08/01/33	$6,432,249
3,148	FGLMC	5.000	08/01/33	3,618
11,214	FGLMC	6.500	08/01/33	13,346
105,063	FGLMC	5.000	09/01/33	121,055
68,824	FGLMC	5.500	09/01/33	79,667
40,108	FGLMC	5.500	09/01/33	46,106
13,001	FGLMC	5.500	09/01/33	14,703
43,697	FGLMC	5.500	09/01/33	49,436
20,426	FGLMC	4.000	10/01/33	21,946
6,049	FGLMC	5.000	10/01/33	6,955
84,311	FGLMC	5.500	10/01/33	98,704
5,245,490	FGLMC	3.500	11/01/33	5,551,784
55,976	FGLMC	5.500	12/01/33	65,691
18,595	FGLMC	5.500	12/01/33	21,880
226,204	FGLMC	7.000	12/01/33	264,809
178,841	FGLMC	5.000	01/01/34	205,882
1,895,826	FGLMC	3.000	02/01/34	1,989,998
3,952	FGLMC	5.500	02/01/34	4,654
22,548	FGLMC	5.000	03/01/34	25,907
24,193	FGLMC	5.500	03/01/34	28,495
73,622	FGLMC	5.000	05/01/34	84,654
26,453	FGLMC	4.500	06/01/34	29,160
59,033	FGLMC	5.000	06/01/34	67,855
16,240	FGLMC	5.500	06/01/34	19,106
10,313	FGLMC	6.000	06/01/34	11,787
37,458	FGLMC	6.000	09/01/34	44,417
3,347,099	FGLMC	3.500	10/01/34	3,610,645
5,634	FGLMC	5.000	11/01/34	6,482
215,091	FGLMC	5.500	11/01/34	252,875
189,695	FGLMC	5.000	12/01/34	217,860
37,945	FGLMC	5.500	12/01/34	44,726
7,592	FGLMC	5.500	12/01/34	8,425
3,062	FGLMC	5.500	01/01/35	3,605
1,562	FGLMC	5.500	01/01/35	1,841
23,327	FGLMC	5.500	01/01/35	27,424
75,773	FGLMC	4.500	04/01/35	83,542
9,733	FGLMC	6.000	05/01/35	11,539
80,619	FGLMC	6.000	05/01/35	91,961
61,439	FGLMC	7.000	05/01/35	71,251
15,207	FGLMC	5.500	06/01/35	17,918
10,362	FGLMC	5.500	06/01/35	12,214
4,742	FGLMC	5.000	07/01/35	5,423
275,754	FGLMC	5.000	07/01/35	317,318
33,038	FGLMC	6.000	07/01/35	36,851
366,079	FGLMC	5.000	08/01/35	421,312
14,153	FGLMC	5.500	08/01/35	15,699
81,868	FGLMC	6.000	08/01/35	91,321
4,980	FGLMC	4.500	09/01/35	5,515
52,484	FGLMC	5.000	10/01/35	59,923
29,654	FGLMC	5.000	10/01/35	34,102
19,113	FGLMC	5.000	10/01/35	21,884
177,215	FGLMC	5.500	10/01/35	197,336
42,151	FGLMC	5.000	12/01/35	48,235
6,134	FGLMC	5.000	12/01/35	7,061

113

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$23,898	FGLMC	6.000%	01/01/36	$28,258
11,910	FGLMC	5.000	02/01/36	13,716
4,806	FGLMC	5.000	02/01/36	5,532
5,516	FGLMC	6.000	02/01/36	6,538
39,262	FGLMC	5.500	04/01/36	44,788
12,502	FGLMC	5.500	05/01/36	14,703
196,533	FGLMC	6.000	06/01/36	232,865
54,831	FGLMC	5.000	07/01/36	63,006
91,763	FGLMC	6.000	07/01/36	108,620
11,842	FGLMC	6.000	08/01/36	13,959
6,625	FGLMC	6.000	09/01/36	7,400
196,376	FGLMC	5.500	10/01/36	227,162
105,628	FGLMC	5.500	10/01/36	123,459
20,787	FGLMC	6.500	10/01/36	24,034
9,373	FGLMC	5.500	11/01/36	10,900
22,731	FGLMC	6.000	11/01/36	26,939
141,930	FGLMC	6.000	12/01/36	166,883
191,055	FGLMC	5.500	03/01/37	222,289
70,019	FGLMC	6.000	03/01/37	82,348
7,704	FGLMC	6.500	03/01/37	8,924
66,631	FGLMC	5.500	04/01/37	77,503
10,540	FGLMC	5.000	05/01/37	12,122
8,032	FGLMC	5.000	06/01/37	9,154
31,802	FGLMC	5.500	06/01/37	37,013
10,828,169	FGLMC	3.000	07/01/37	11,383,958
116,005	FGLMC	6.000	07/01/37	136,307
54,042	FGLMC	6.000	08/01/37	63,716
19,868	FGLMC	6.000	09/01/37	23,292
172,446	FGLMC	5.500	10/01/37	195,370
5,922	FGLMC	6.000	11/01/37	6,973
63,625	FGLMC	6.500	11/01/37	72,675
25,441	FGLMC	6.000	01/01/38	29,811
10,101	FGLMC	6.000	02/01/38	11,821
76,095	FGLMC	6.000	02/01/38	89,722
118,849	FGLMC	5.000	03/01/38	136,791
343,036	FGLMC	5.000	03/01/38	395,043
13,631	FGLMC	5.000	04/01/38	15,696
141,115	FGLMC	5.000	04/01/38	162,426
170,800	FGLMC	5.500	04/01/38	197,877
35,584	FGLMC	5.500	05/01/38	41,242
4,077	FGLMC	5.500	06/01/38	4,726
7,707	FGLMC	6.000	07/01/38	8,673
20,552	FGLMC	5.500	08/01/38	24,171
134,744	FGLMC	5.500	08/01/38	156,713
16,858	FGLMC	5.000	09/01/38	19,390
230,388	FGLMC	5.500	09/01/38	266,797
65,526	FGLMC	5.500	09/01/38	75,841
4,365	FGLMC	5.500	10/01/38	5,038
83,587	FGLMC	6.000	11/01/38	97,550
581,316	FGLMC	5.500	01/01/39	675,098
449,799	FGLMC	4.500	02/01/39	504,855
242,791	FGLMC	5.000	02/01/39	279,318
16,245	FGLMC	5.500	02/01/39	18,801

114

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$920	FGLMC	4.500%	03/01/39	$1,005
100,126	FGLMC	5.000	03/01/39	115,160
11,666	FGLMC	6.000	03/01/39	13,626
674,728	FGLMC	4.500	04/01/39	757,867
20,012	FGLMC	4.500	04/01/39	22,679
172,937	FGLMC	4.000	05/01/39	190,956
4,473	FGLMC	4.500	05/01/39	5,021
102,329	FGLMC	4.500	05/01/39	115,082
2,215,973	FGLMC	4.500	05/01/39	2,493,698
231,523	FGLMC	4.500	05/01/39	260,129
88,635	FGLMC	5.000	05/01/39	101,881
228,506	FGLMC	4.000	06/01/39	252,162
1,022,056	FGLMC	4.500	06/01/39	1,148,189
35,150	FGLMC	4.500	06/01/39	39,545
15,293	FGLMC	5.000	06/01/39	17,627
6,012	FGLMC	5.500	06/01/39	6,957
339,491	FGLMC	4.000	07/01/39	373,832
134,904	FGLMC	4.500	07/01/39	151,330
26,511	FGLMC	4.500	07/01/39	29,775
11,648	FGLMC	4.500	07/01/39	13,069
85,898	FGLMC	5.000	07/01/39	98,947
131,681	FGLMC	5.500	07/01/39	152,392
12,075	FGLMC	4.500	08/01/39	13,547
27,267	FGLMC	5.000	08/01/39	31,391
149,033	FGLMC	4.000	09/01/39	164,249
639,760	FGLMC	5.000	09/01/39	736,040
221,024	FGLMC	5.000	09/01/39	253,973
4,435	FGLMC	5.500	09/01/39	5,098
256,229	FGLMC	6.500	09/01/39	293,734
61,956	FGLMC	4.500	10/01/39	70,547
42,322	FGLMC	4.500	10/01/39	47,976
94,082	FGLMC	4.500	10/01/39	105,707
29,522	FGLMC	5.000	10/01/39	33,990
19,457	FGLMC	4.000	11/01/39	21,466
60,936	FGLMC	4.500	11/01/39	68,363
22,808	FGLMC	5.000	11/01/39	26,199
10,086	FGLMC	5.000	11/01/39	11,047
61,925	FGLMC	4.500	12/01/39	69,553
125,882	FGLMC	4.500	12/01/39	141,476
56,174	FGLMC	4.500	12/01/39	63,194
244,450	FGLMC	4.500	12/01/39	275,217
93,782	FGLMC	5.500	12/01/39	108,606
123,988	FGLMC	4.500	01/01/40	139,523
12,121	FGLMC	5.000	01/01/40	13,957
16,551	FGLMC	5.500	01/01/40	19,159
40,424	FGLMC	5.500	03/01/40	46,868
598,846	FGLMC	4.000	04/01/40	657,636
27,356	FGLMC	4.500	04/01/40	30,799
91,201	FGLMC	4.500	04/01/40	102,438
67,966	FGLMC	5.000	04/01/40	78,331
164,363	FGLMC	5.000	04/01/40	189,428
524,050	FGLMC	6.000	04/01/40	614,225
1,513,891	FGLMC	4.500	05/01/40	1,698,533
837,262	FGLMC	5.000	05/01/40	964,933

115

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$4,562	FGLMC	4.500%	06/01/40	$5,130
392,063	FGLMC	5.500	06/01/40	454,317
690,570	FGLMC	4.500	07/01/40	774,785
13,868	FGLMC	4.500	08/01/40	15,567
140,193	FGLMC	5.000	08/01/40	161,174
364,179	FGLMC	5.000	08/01/40	419,710
37,286	FGLMC	5.000	08/01/40	42,868
2,071,820	FGLMC	5.500	08/01/40	2,399,330
206,891	FGLMC	4.000	09/01/40	227,920
2,534,833	FGLMC	4.000	11/01/40	2,798,358
1,507,060	FGLMC	4.000	12/01/40	1,664,389
279,414	FGLMC	3.500	01/01/41	301,525
430,118	FGLMC	3.500	01/01/41	465,489
242,934	FGLMC	4.000	01/01/41	267,643
249,896	FGLMC	3.500	02/01/41	268,485
955,359	FGLMC	4.000	02/01/41	1,051,937
349,069	FGLMC	4.000	02/01/41	384,337
1,556,981	FGLMC	4.000	04/01/41	1,717,150
269,861	FGLMC	4.500	04/01/41	303,568
59,029	FGLMC	5.000	04/01/41	68,033
261,479	FGLMC	4.500	05/01/41	293,814
287,158	FGLMC	4.500	06/01/41	321,202
819,422	FGLMC	3.500	10/01/41	884,381
620,257	FGLMC	5.000	10/01/41	714,882
1,132,548	FGLMC	3.500	11/01/41	1,235,257
392,398	FGLMC	4.500	12/01/41	440,261
3,648,671	FGLMC	3.500	01/01/42	3,934,584
1,084,392	FGLMC	3.500	02/01/42	1,172,776
1,213,079	FGLMC	3.500	04/01/42	1,303,084
2,525,337	FGLMC	4.000	05/01/42	2,791,275
7,392,249	FGLMC	4.500	05/01/42	8,314,735
1,644,823	FGLMC	3.500	07/01/42	1,790,061
465,939	FGLMC	3.000	08/01/42	494,581
2,963,406	FGLMC	3.000	10/01/42	3,153,950
1,990,043	FGLMC	3.000	10/01/42	2,119,637
832,949	FGLMC	3.500	12/01/42	903,673
2,708,594	FGLMC	2.500	01/01/43	2,886,491
5,677,024	FGLMC	3.000	01/01/43	6,047,943
8,624,031	FGLMC	3.000	04/01/43	9,187,588
19,286,688	FGLMC	3.000	04/01/43	20,552,157
2,616,269	FGLMC	3.500	05/01/43	2,831,935
3,436,701	FGLMC	3.000	08/01/43	3,661,116
2,222,770	FGLMC	3.000	08/01/43	2,367,934
2,739,081	FGLMC	3.500	08/01/43	2,962,487
1,080,356	FGLMC	4.500	10/01/43	1,212,917
1,457,249	FGLMC	4.000	11/01/43	1,599,729
2,801,375	FGLMC	3.500	02/01/44	3,003,579
2,188,490	FGLMC	4.000	02/01/44	2,402,938
14,478,980	FGLMC	4.000	02/01/44	15,956,166
1,024,366	FGLMC	4.000	04/01/44	1,124,814
1,324,791	FGLMC	4.500	05/01/44	1,481,869
2,300,916	FGLMC	4.000	06/01/44	2,514,222
3,585,860	FGLMC	4.000	08/01/44	3,929,713

116

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,805,794	FGLMC	3.500%	09/01/44	$3,001,446
3,680,193	FGLMC	3.500	11/01/44	3,946,359
4,948,357	FGLMC	3.500	12/01/44	5,284,232
3,147,199	FGLMC	3.500	01/01/45	3,376,347
6,049,967	FGLMC	3.000	02/01/45	6,380,745
7,765,638	FGLMC	3.500	03/01/45	8,296,994
4,099,765	FGLMC	4.000	03/01/45	4,474,995
2,953,246	FGLMC	3.000	04/01/45	3,117,546
5,841,025	FGLMC	3.500	04/01/45	6,276,912
13,771,662	FGLMC	3.500	07/01/45	14,893,283
9,485,116	FGLMC	4.500	07/01/45	10,446,560
27,809,464	FGLMC	3.000	08/01/45	29,610,982
20,601,903	FGLMC	3.500	10/01/45	22,725,169
5,015,365	FGLMC	4.000	11/01/45	5,456,557
9,932,623	FGLMC	3.500	12/01/45	10,601,268
22,739,730	FGLMC	3.000	03/01/46	23,912,549
7,765,080	FGLMC	3.500	03/01/46	8,279,675
3,679,443	FGLMC	4.000	03/01/46	3,997,652
17,028,622	FGLMC	3.000	04/01/46	17,904,632
18,089,365	FGLMC	3.500	05/01/46	19,406,375
11,820,453	FGLMC	3.500	08/01/46	12,630,917
23,538,519	FGLMC	3.000	09/01/46	24,850,215
9,094,689	FGLMC	4.000	09/01/46	9,706,528
8,630,412	FGLMC	3.000	11/01/46	9,076,888
31,144,786	FGLMC	3.000	11/01/46	32,652,436
9,376,466	FGLMC	3.000	11/01/46	9,863,160
5,962,205	FGLMC	3.000	12/01/46	6,272,856
8,190,052	FGLMC	3.500	12/01/46	8,713,732
12,726,470	FGLMC	3.000	02/01/47	13,348,373
5,000,828	FGLMC	3.500	02/01/47	5,309,469
4,329,391	FGLMC	4.000	02/01/47	4,659,086
9,289,688	FGLMC	3.500	05/01/47	9,831,947
5,321,605	FGLMC	3.000	08/01/47	5,581,810
7,213,035	FGLMC	3.000	11/01/47	7,554,022
12,251,613	FGLMC	3.000	12/01/47	12,830,792
23,458,685	FGLMC	3.000	01/01/48	25,135,724
13,756,869	FGLMC	3.000	02/01/48	14,407,207
10,443,785	FGLMC	3.500	03/01/48	11,056,221
10,897,824	FGLMC	3.500	05/01/48	11,515,487
8,323,972	FGLMC	4.000	05/01/48	8,909,914
12,179,925	FGLMC	3.500	07/01/48	12,832,680
12,600,877	FGLMC	4.000	07/01/48	13,430,662
22,711,129	FGLMC	4.000	08/01/48	24,202,468
4,017,348	FGLMC	4.500	09/01/48	4,343,694
18,469,371	FGLMC	4.000	10/01/48	19,682,269
10,593,070	FGLMC	4.500	12/01/48	11,451,218
5,921,710	FGLMC	4.500	02/01/49	6,402,049
15,284,573	FGLMC	3.500	05/01/49	16,104,595
3	Federal National Mortgage Association (FNMA)	4.500	11/01/20	3
421	FNMA	5.000	12/01/20	443
2	FNMA	5.000	03/01/21	2
1,535	FNMA	5.500	08/01/21	1,552
309	FNMA	6.000	08/01/21	314
58	FNMA	5.000	10/01/21	61

117

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$3	FNMA	5.000%	11/01/21	$3
131	FNMA	5.500	11/01/21	132
2,171	FNMA	5.500	10/01/22	2,235
1,238	FNMA	6.000	10/01/22	1,278
654	FNMA	5.000	03/01/23	689
16,570	FNMA	4.500	06/01/23	17,477
1,893	FNMA	5.000	06/01/23	1,995
2,961	FNMA	5.500	06/01/23	3,283
2,767	FNMA	5.000	07/01/23	2,914
25,412	FNMA	5.000	07/01/23	26,788
5,250,000	FNMA	0.250	07/10/23	5,248,331
2,602	FNMA	5.500	08/01/23	2,720
5,933	FNMA	5.000	11/01/23	6,485
72	FNMA	5.500	11/01/23	73
21,847	FNMA	5.500	01/01/24	22,240
6,349	FNMA	5.500	02/01/24	7,040
26,479	FNMA	4.000	03/01/24	28,063
2,333	FNMA	4.500	04/01/24	2,478
104,549	FNMA	4.000	05/01/24	110,807
31,241	FNMA	4.000	05/01/24	33,115
2,797	FNMA	4.000	06/01/24	2,964
3,516	FNMA	4.500	07/01/24	3,727
3,694	FNMA	5.500	07/01/24	4,096
80	FNMA	8.000	07/01/24	88
18,607	FNMA	4.500	08/01/24	19,577
20,183	FNMA	4.000	09/01/24	21,408
72,557	FNMA	4.000	09/01/24	76,957
6,702	FNMA	4.500	09/01/24	7,127
174,600	FNMA	4.500	10/01/24	185,678
10,124	FNMA	5.000	01/01/25	11,069
15,100	FNMA	4.500	02/01/25	16,059
96,111	FNMA	4.500	03/01/25	101,102
1,799	FNMA	4.500	03/01/25	1,887
44,498	FNMA	5.000	03/01/25	48,655
30,975	FNMA	4.500	04/01/25	32,924
77,556	FNMA	4.500	04/01/25	82,260
394,414	FNMA	4.000	05/01/25	418,108
142,022	FNMA	4.000	06/01/25	150,594
84,370	FNMA	4.500	06/01/25	89,389
40,393	FNMA	4.000	08/01/25	42,842
21,535	FNMA	5.500	08/01/25	24,102
164,097	FNMA	3.500	09/01/25	173,445
193,858	FNMA	4.000	09/01/25	205,474
306,653	FNMA	3.500	10/01/25	324,431
257,205	FNMA	3.500	10/01/25	272,112
103,922	FNMA	5.000	10/01/25	113,665
173,620	FNMA	4.000	11/01/25	184,208
264,170	FNMA	3.500	12/01/25	279,504
203,673	FNMA	3.500	02/01/26	215,405
1,177,094	FNMA	3.500	02/01/26	1,244,917
63,699	FNMA	4.000	03/01/26	67,724
179,215	FNMA	4.000	06/01/26	190,560
168,754	FNMA	3.500	08/01/26	178,572

118

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$129,977	FNMA	3.500%	09/01/26	$137,504
69,800	FNMA	4.000	09/01/26	74,187
213,659	FNMA	3.500	10/01/26	226,088
4,872	FNMA	6.000	10/01/26	5,433
301,340	FNMA	3.000	11/01/26	315,967
268,476	FNMA	3.000	12/01/26	281,929
722,820	FNMA	3.000	01/01/27	759,243
770,598	FNMA	4.000	01/01/27	816,732
569,561	FNMA	3.500	02/01/27	602,995
892,451	FNMA	3.000	04/01/27	937,809
582,507	FNMA	3.000	04/01/27	611,950
341,283	FNMA	3.500	05/01/27	363,316
351,294	FNMA	2.500	06/01/27	366,963
991,764	FNMA	3.000	06/01/27	1,042,442
431,018	FNMA	2.500	07/01/27	450,867
922,442	FNMA	2.500	09/01/27	965,216
10,516	FNMA	5.500	09/01/27	11,664
1,556,329	FNMA	2.500	10/01/27	1,628,298
969,916	FNMA	3.000	11/01/27	1,019,412
1,833	FNMA	5.500	01/01/28	2,037
3,795,441	FNMA	2.500	02/01/28	4,007,559
3,003,312	FNMA	2.500	02/01/28	3,142,934
1,377	FNMA	5.000	02/01/28	1,517
2,219,086	FNMA	2.500	04/01/28	2,320,296
3,290,660	FNMA	2.500	04/01/28	3,443,414
8,333	FNMA	5.500	06/01/28	9,248
883,843	FNMA	2.500	07/01/28	924,980
1,779,485	FNMA	2.500	08/01/28	1,862,188
2,430,234	FNMA	3.000	10/01/28	2,551,061
1,440	FNMA	5.500	11/01/28	1,597
8	FNMA	7.500	01/01/29	8
2,879,977	FNMA	3.000	03/01/29	3,024,870
11,841	FNMA	4.000	03/01/29	12,675
10,297,937	FNMA	3.000	04/01/29	10,941,055
40,991	FNMA	4.500	04/01/29	44,647
33,094	FNMA	4.000	05/01/29	35,453
16,857	FNMA	4.500	06/01/29	18,373
5,693	FNMA	4.000	07/01/29	6,132
107,099	FNMA	4.500	08/01/29	116,741
12,946,139	FNMA	3.500	09/01/29	14,093,147
21,223	FNMA	4.500	09/01/29	23,133
24,381	FNMA	4.500	11/01/29	26,484
5,836	FNMA	4.500	01/01/30	6,435
1,803,827	FNMA	2.500	02/01/30	1,886,667
14,250	FNMA	4.000	03/01/30	15,319
6,324	FNMA	4.500	05/01/30	6,972
8,943	FNMA	4.500	06/01/30	9,858
4,066,201	FNMA	3.000	07/01/30	4,275,423
82,867	FNMA	4.500	08/01/30	91,369
18,030	FNMA	4.000	09/01/30	19,390
120,934	FNMA	4.000	10/01/30	130,062
1,020,514	FNMA	4.000	11/01/30	1,097,433
177,270	FNMA	4.000	11/01/30	193,196
38,800	FNMA	4.500	12/01/30	42,779

119

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$3,772,880	FNMA	3.000%	02/01/31	$3,960,331
57,880	FNMA	3.500	02/01/31	62,085
62,364	FNMA	4.000	02/01/31	67,983
507	FNMA	7.500	03/01/31	610
4,613,324	FNMA	2.500	04/01/31	4,826,594
173,085	FNMA	3.500	04/01/31	183,969
19,390	FNMA	4.000	04/01/31	21,128
3,817,470	FNMA	3.000	05/01/31	4,008,687
1,816	FNMA	6.000	05/01/31	2,124
4,952,367	FNMA	2.500	06/01/31	5,181,801
703,562	FNMA	4.500	07/01/31	779,576
100,935	FNMA	4.500	07/01/31	111,376
587,389	FNMA	4.000	08/01/31	640,078
6,294,605	FNMA	2.500	09/01/31	6,587,365
3,254,877	FNMA	3.000	09/01/31	3,419,009
40,660	FNMA	4.000	09/01/31	44,303
302	FNMA	6.500	09/01/31	342
19,221	FNMA	6.000	11/01/31	22,582
2,504	FNMA	6.500	11/01/31	2,855
6,611,995	FNMA	2.500	12/01/31	6,920,269
1,103,694	FNMA	3.500	01/01/32	1,173,346
6,611	FNMA	6.000	01/01/32	7,770
1,312	FNMA	6.000	01/01/32	1,463
469,109	FNMA	3.500	02/01/32	506,611
4,265	FNMA	6.000	02/01/32	4,946
5,027,329	FNMA	3.000	03/01/32	5,274,456
20,004	FNMA	6.500	04/01/32	23,556
17,568,227	FNMA	3.000	06/01/32	18,425,800
37,668	FNMA	6.500	07/01/32	44,438
6,622	FNMA	6.500	08/01/32	7,444
519,748	FNMA	3.000	09/01/32	549,247
16,832	FNMA	7.500	09/01/32	19,611
1,539,770	FNMA	3.000	10/01/32	1,617,980
32,176	FNMA	5.500	10/01/32	37,558
34,379	FNMA	6.000	10/01/32	38,391
9,796	FNMA	6.000	11/01/32	11,502
11,615,399	FNMA	3.000	12/01/32	12,187,747
13,129	FNMA	5.500	12/01/32	15,415
547	FNMA	5.500	12/01/32	607
12,743	FNMA	6.000	12/01/32	14,780
89,235	FNMA	5.500	01/01/33	103,152
197,701	FNMA	6.000	01/01/33	233,357
87,666	FNMA	5.000	02/01/33	100,171
4,160	FNMA	5.000	02/01/33	4,571
1,084,999	FNMA	3.000	04/01/33	1,146,524
1,322,441	FNMA	3.500	04/01/33	1,429,547
4,562	FNMA	6.000	04/01/33	5,353
9,505,723	FNMA	3.500	05/01/33	10,088,306
604,743	FNMA	5.500	05/01/33	709,251
34,425	FNMA	5.000	06/01/33	39,410
72,733	FNMA	5.500	06/01/33	85,455
10,772	FNMA	4.500	07/01/33	11,779
36,813	FNMA	5.000	07/01/33	42,248

120

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$64,420	FNMA	4.500%	08/01/33	$70,665
3,908	FNMA	4.500	08/01/33	4,225
13,319	FNMA	5.000	08/01/33	15,321
24,398	FNMA	5.500	09/01/33	27,077
88,918	FNMA	5.500	09/01/33	98,964
7,526	FNMA	6.000	09/01/33	8,512
97,602	FNMA	4.500	10/01/33	107,629
14,107	FNMA	5.000	10/01/33	16,221
11,001	FNMA	5.000	10/01/33	12,477
144,998	FNMA	5.500	10/01/33	163,953
361,438	FNMA	5.500	10/01/33	425,671
5,532	FNMA	4.500	11/01/33	6,089
19,029	FNMA	5.000	11/01/33	21,872
1,282,800	FNMA	5.000	11/01/33	1,474,540
148,631	FNMA	5.000	12/01/33	170,714
174,550	FNMA	5.500	12/01/33	204,884
1,955,718	FNMA	3.000	01/01/34	2,068,889
58,421	FNMA	5.000	02/01/34	67,140
245,157	FNMA	6.000	02/01/34	289,608
14,472	FNMA	5.000	03/01/34	16,628
6,177	FNMA	5.000	03/01/34	7,098
344,069	FNMA	5.000	03/01/34	395,350
7,912	FNMA	5.000	03/01/34	9,093
16,831	FNMA	5.000	03/01/34	19,342
5,086	FNMA	5.000	03/01/34	5,845
47,113	FNMA	5.000	04/01/34	54,139
51,792	FNMA	5.500	04/01/34	59,834
25,823	FNMA	4.500	05/01/34	28,224
13,145	FNMA	4.500	05/01/34	14,478
18,739	FNMA	5.500	07/01/34	22,066
12,063	FNMA	5.500	07/01/34	14,204
18,359	FNMA	7.000	07/01/34	21,428
139,387	FNMA	5.000	08/01/34	160,176
15,769	FNMA	5.000	08/01/34	18,119
14,734	FNMA	6.000	08/01/34	17,424
82,268	FNMA	6.000	08/01/34	97,423
8,804	FNMA	4.500	09/01/34	9,702
289,419	FNMA	5.500	09/01/34	340,700
2,943	FNMA	5.500	11/01/34	3,468
9,265	FNMA	6.000	11/01/34	10,334
23,943,236	FNMA	2.500	12/01/34	24,997,918
22,562,845	FNMA	3.000	12/01/34	23,678,288
4,437	FNMA	5.000	12/01/34	5,097
2,705	FNMA	5.500	12/01/34	3,185
9,669	FNMA	6.000	12/01/34	11,024
412,954	FNMA	4.500	01/01/35	455,439
30,207	FNMA	5.500	01/01/35	34,621
16,925,854	FNMA	3.500	02/01/35	18,070,881
872,624	FNMA	5.500	02/01/35	1,033,550
38,103	FNMA	5.500	02/01/35	44,874
8,770,484	FNMA	2.000	03/01/35	9,113,550
16,946,483	FNMA	2.500	03/01/35	17,692,963
219,776	FNMA	5.500	04/01/35	248,192
36,068	FNMA	6.000	04/01/35	42,730

121

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$34,243		FNMA		6.000%	04/01/35	$40,552
42,256		FNMA		6.000	05/01/35	48,669
14,802		FNMA		5.000	06/01/35	17,015
1,694	i	FNMA	LIBOR 12 M + 1.570%	2.284	07/01/35	1,716
43,935		FNMA		5.000	07/01/35	50,520
4,550,046		FNMA		3.000	08/01/35	4,787,658
93,203		FNMA		4.500	08/01/35	102,672
100,688		FNMA		5.000	08/01/35	115,672
57,913		FNMA		5.000	08/01/35	66,569
76,411,243		FNMA		2.000	09/01/35	79,443,349
3,474		FNMA		4.500	09/01/35	3,839
4,295		FNMA		4.500	09/01/35	4,739
10,889		FNMA		5.500	09/01/35	12,826
24,400,000	h	FNMA		1.500	10/01/35	24,970,706
43,412		FNMA		5.000	10/01/35	48,790
110,811		FNMA		5.500	10/01/35	130,005
3,204		FNMA		5.000	11/01/35	3,357
129,927		FNMA		5.500	11/01/35	151,751
1,078		FNMA		4.500	12/01/35	1,165
5,483,953		FNMA		3.500	01/01/36	5,907,065
38,985	i	FNMA	LIBOR 12 M + 1.535%	3.535	02/01/36	39,167
313,609		FNMA		5.000	02/01/36	360,751
146,893		FNMA		6.000	03/01/36	173,763
2,012,717		FNMA		3.500	05/01/36	2,174,476
2,540		FNMA		5.000	05/01/36	2,902
197,380		FNMA		6.000	06/01/36	232,723
17,566	i	FNMA	LIBOR 12 M + 1.595%	2.345	07/01/36	17,743
13,663		FNMA		6.000	07/01/36	16,022
69,270		FNMA		6.500	07/01/36	79,147
14,841,482		FNMA		3.000	08/01/36	15,616,208
82,164		FNMA		5.500	08/01/36	91,249
130,866		FNMA		6.500	08/01/36	156,542
2,615,503		FNMA		3.000	09/01/36	2,752,387
10,280		FNMA		5.500	09/01/36	12,093
3,909		FNMA		6.500	09/01/36	4,477
12,307		FNMA		6.500	09/01/36	14,735
18,665		FNMA		6.000	10/01/36	22,095
5,481,021		FNMA		3.000	11/01/36	5,738,981
9,107		FNMA		6.500	11/01/36	10,619
1,358	i	FNMA	LIBOR 12 M + 1.725%	3.975	12/01/36	1,368
54,364		FNMA		6.000	12/01/36	64,247
6,874	i	FNMA	LIBOR 12 M + 1.754%	3.795	01/01/37	6,978
24,029		FNMA		5.500	01/01/37	27,937
1,734	i	FNMA	LIBOR 6 M + 1.558%	1.963	02/01/37	1,787
169,169		FNMA		5.500	02/01/37	196,551
10,099		FNMA		6.000	02/01/37	11,862
12,617		FNMA		7.000	02/01/37	14,864
3,343	i	FNMA	LIBOR 12 M + 1.823%	3.823	03/01/37	3,363
1,464		FNMA		5.000	03/01/37	1,683
59,882		FNMA		6.500	03/01/37	71,592
45,188		FNMA		6.500	03/01/37	51,242
48,271		FNMA		7.000	04/01/37	59,971
60,220		FNMA		5.000	05/01/37	68,933

122

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,246		FNMA		7.000%	05/01/37	$3,606
10,082	i	FNMA	LIBOR 12 M + 1.782%	2.864	06/01/37	10,162
14,535		FNMA		5.500	06/01/37	16,859
16,294		FNMA		5.500	08/01/37	19,174
7,040		FNMA		6.000	08/01/37	8,239
25,128		FNMA		6.500	08/01/37	28,553
14,885		FNMA		5.500	09/01/37	16,505
24,433		FNMA		6.000	09/01/37	27,900
55,694		FNMA		6.000	09/01/37	66,198
26,317		FNMA		6.000	09/01/37	30,686
75,035		FNMA		6.000	09/01/37	87,572
105,527		FNMA		6.000	09/01/37	125,173
12,931		FNMA		6.500	09/01/37	14,771
4,224		FNMA		6.500	09/01/37	4,724
12,353	i	FNMA	DGS1 + 2.275%	4.168	10/01/37	12,408
10,433		FNMA		6.500	10/01/37	11,817
116,887		FNMA		5.500	11/01/37	134,844
212,746		FNMA		6.000	11/01/37	249,104
3,081		FNMA		7.000	11/01/37	3,232
5,902,472		FNMA		3.000	12/01/37	6,196,288
5,575,380		FNMA		4.000	01/01/38	6,025,121
509		FNMA		6.500	01/01/38	585
63,885		FNMA		5.500	02/01/38	73,738
26,519		FNMA		6.500	02/01/38	29,660
14,755		FNMA		7.000	02/01/38	17,924
12,639	i	FNMA	LIBOR 12 M + 1.770%	3.770	03/01/38	12,752
6,022		FNMA		5.000	03/01/38	6,895
2,574		FNMA		5.000	03/01/38	2,946
11,607		FNMA		5.500	03/01/38	13,423
4,254		FNMA		6.000	03/01/38	5,217
5,274		FNMA		6.500	03/01/38	6,308
72,810		FNMA		6.500	03/01/38	84,605
5,062		FNMA		6.500	03/01/38	5,661
14,985		FNMA		5.000	04/01/38	16,379
170,185		FNMA		5.500	04/01/38	197,340
193,037		FNMA		6.000	04/01/38	225,771
12,774		FNMA		4.500	05/01/38	13,984
673,621		FNMA		5.000	05/01/38	774,325
197,991		FNMA		5.000	05/01/38	227,328
446,909		FNMA		6.000	06/01/38	524,354
756,772		FNMA		6.500	06/01/38	869,695
158,165		FNMA		6.000	07/01/38	186,172
2,094	i	FNMA	LIBOR 12 M + 1.750%	2.375	08/01/38	2,107
1,853	i	FNMA	LIBOR 12 M + 1.603%	2.475	08/01/38	1,931
474,861		FNMA		6.000	09/01/38	556,730
10,721	i	FNMA	LIBOR 12 M + 1.321%	3.571	10/01/38	10,720
649		FNMA		6.000	10/01/38	727
5,337		FNMA		5.500	11/01/38	6,054
2,502		FNMA		5.000	12/01/38	2,864
462,891		FNMA		5.500	12/01/38	539,072
71,348		FNMA		4.500	01/01/39	79,982
57,815		FNMA		5.000	01/01/39	64,952
1,794,715		FNMA		5.000	01/01/39	2,057,526
68,523		FNMA		5.500	01/01/39	79,157

123

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$257,983		FNMA		5.500%	01/01/39	$299,346
1,574		FNMA		6.000	01/01/39	1,754
15,403		FNMA		6.000	01/01/39	17,949
97,249		FNMA		4.500	02/01/39	108,748
286,457		FNMA		4.500	02/01/39	319,515
148,451		FNMA		4.500	02/01/39	166,730
5,073		FNMA		5.500	02/01/39	5,854
307,316		FNMA		4.000	04/01/39	337,936
15,334		FNMA		5.500	04/01/39	17,674
528,614		FNMA		4.500	05/01/39	591,799
105,782		FNMA		4.500	05/01/39	118,775
281,395		FNMA		4.500	06/01/39	315,973
99,044		FNMA		4.500	06/01/39	110,614
206,976		FNMA		5.500	06/01/39	240,672
5,804	i	FNMA	LIBOR 12 M + 1.835%	2.800	07/01/39	6,082
63,554		FNMA		4.500	07/01/39	71,262
67,493		FNMA		4.500	07/01/39	75,647
7,216		FNMA		5.000	07/01/39	8,309
10,890	i	FNMA	LIBOR 12 M + 1.650%	2.356	08/01/39	11,144
8,821	i	FNMA	LIBOR 12 M + 1.690%	2.401	08/01/39	9,159
1,058,626		FNMA		4.000	08/01/39	1,165,298
169,566		FNMA		4.000	08/01/39	186,722
14,575		FNMA		4.500	08/01/39	16,501
210,502		FNMA		4.500	08/01/39	235,969
715,332		FNMA		4.500	08/01/39	804,306
907,021		FNMA		5.000	08/01/39	1,043,183
7,876		FNMA		5.000	08/01/39	8,885
411,454		FNMA		4.000	09/01/39	453,188
30,186		FNMA		5.000	09/01/39	34,718
163,376		FNMA		5.500	09/01/39	189,398
92,344		FNMA		6.000	09/01/39	108,451
344,534		FNMA		6.500	10/01/39	416,206
17,836		FNMA		5.000	11/01/39	20,547
441,857		FNMA		4.000	12/01/39	486,214
62,905		FNMA		4.500	12/01/39	70,793
103,145		FNMA		4.500	12/01/39	115,718
1,556,883		FNMA		4.500	12/01/39	1,745,185
11,230	i	FNMA	LIBOR 12 M + 1.815%	3.815	01/01/40	11,757
31,568		FNMA		4.500	01/01/40	35,486
36,468		FNMA		5.000	01/01/40	42,017
209,017		FNMA		6.000	02/01/40	244,357
17,169,545		FNMA		2.500	03/01/40	18,022,168
311,752		FNMA		4.500	03/01/40	349,859
157,650		FNMA		4.500	03/01/40	176,880
15,174		FNMA		5.000	03/01/40	17,482
22,115,593		FNMA		3.000	04/01/40	23,196,784
15,984		FNMA		4.500	04/01/40	17,966
545,487		FNMA		5.000	04/01/40	627,921
396,919		FNMA		5.000	04/01/40	456,722
24,387	i	FNMA	LIBOR 12 M + 1.874%	3.649	05/01/40	24,986
71,568	i	FNMA	LIBOR 12 M + 1.802%	3.694	05/01/40	74,879
53,289	i	FNMA	LIBOR 12 M + 1.842%	3.833	05/01/40	55,866
18,282		FNMA		4.500	05/01/40	20,551

124

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$14,120,877		FNMA		2.500%	06/01/40	$14,822,107
37,811		FNMA		4.500	07/01/40	42,521
37,997		FNMA		4.500	07/01/40	42,463
48,059		FNMA		5.000	07/01/40	55,156
9,818	i	FNMA	LIBOR 12 M + 1.805%	2.430	08/01/40	9,850
308,069		FNMA		4.500	08/01/40	345,724
433,261		FNMA		4.500	08/01/40	486,156
311,972		FNMA		5.000	08/01/40	358,367
718,058		FNMA		4.500	09/01/40	805,324
305,458		FNMA		4.500	09/01/40	342,831
611,123		FNMA		6.000	09/01/40	723,465
107,534		FNMA		3.500	10/01/40	115,340
501,148		FNMA		4.000	10/01/40	549,924
1,102,628		FNMA		4.000	10/01/40	1,203,551
732,763		FNMA		4.500	10/01/40	824,585
980,956		FNMA		3.500	11/01/40	1,058,223
1,059,343		FNMA		4.000	11/01/40	1,166,247
980,661		FNMA		4.000	11/01/40	1,081,774
606,606		FNMA		4.000	11/01/40	668,009
106,542		FNMA		4.500	11/01/40	119,954
26,696	i	FNMA	LIBOR 12 M + 1.823%	3.948	12/01/40	26,757
336,980		FNMA		4.000	12/01/40	371,127
2,540,421		FNMA		4.500	12/01/40	2,858,394
35,278		FNMA		3.500	01/01/41	37,887
176,069		FNMA		3.500	02/01/41	189,898
34,813	i	FNMA	LIBOR 12 M + 1.801%	3.780	02/01/41	36,426
915,939		FNMA		4.000	02/01/41	1,008,761
861,393		FNMA		4.000	03/01/41	949,351
629,974		FNMA		4.500	04/01/41	708,252
991,071		FNMA		4.500	05/01/41	1,115,187
141,832		FNMA		4.500	05/01/41	159,431
419,682		FNMA		4.500	06/01/41	470,765
81,005	i	FNMA	LIBOR 12 M + 1.786%	2.878	07/01/41	84,684
528,293		FNMA		4.500	07/01/41	590,775
1,403,179		FNMA		4.000	09/01/41	1,539,058
779,551		FNMA		4.500	09/01/41	877,708
272,669		FNMA		5.500	09/01/41	317,049
9,768	i	FNMA	LIBOR 12 M + 1.800%	3.675	10/01/41	9,787
91,831	i	FNMA	LIBOR 12 M + 1.838%	3.928	10/01/41	96,088
498,746		FNMA		3.500	11/01/41	540,082
540,059		FNMA		3.500	11/01/41	579,871
21,516,070		FNMA		3.500	12/01/41	23,092,554
3,469,356		FNMA		3.500	12/01/41	3,737,907
194,154	i	FNMA	LIBOR 12 M + 1.750%	3.517	12/01/41	202,559
588,056		FNMA		4.000	12/01/41	647,780
1,574,484		FNMA		3.500	03/01/42	1,703,171
1,001,527		FNMA		4.000	03/01/42	1,103,675
2,966,811		FNMA		3.500	04/01/42	3,209,326
1,109,934		FNMA		3.500	04/01/42	1,235,131
1,152,014		FNMA		4.500	04/01/42	1,293,221
1,130,329		FNMA		5.000	04/01/42	1,304,370
898,184		FNMA		4.000	05/01/42	989,625
1,011,064		FNMA		5.000	05/01/42	1,151,671
993,079		FNMA		3.000	06/01/42	1,056,429

125

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$4,341,076		FNMA		3.500%	06/01/42	$4,697,377
3,378,032		FNMA		4.000	06/01/42	3,724,005
2,399,017		FNMA		4.000	06/01/42	2,650,730
6,756,769		FNMA		3.500	07/01/42	7,305,418
1,392,074		FNMA		4.500	07/01/42	1,567,086
1,386,469		FNMA		3.500	08/01/42	1,502,096
2,351,588		FNMA		3.000	09/01/42	2,501,830
2,856,109		FNMA		3.500	09/01/42	3,091,072
13,261,856		FNMA		4.500	09/01/42	14,908,394
5,049,816		FNMA		3.000	10/01/42	5,379,514
1,392,430		FNMA		3.500	10/01/42	1,506,975
2,052,044		FNMA		2.500	01/01/43	2,186,264
6,668,618		FNMA		3.000	01/01/43	7,108,659
8,511,085		FNMA		3.000	02/01/43	9,066,095
23,820,228		FNMA		3.000	04/01/43	25,452,234
16,537,051		FNMA		3.000	04/01/43	17,614,571
6,051,214		FNMA		3.000	04/01/43	6,441,089
2,145,467		FNMA		3.000	04/01/43	2,284,819
298,723	i	FNMA	LIBOR 12 M + 1.695%	2.577	06/01/43	309,330
5,876,899		FNMA		3.000	06/01/43	6,255,255
93,569	i	FNMA	LIBOR 12 M + 1.550%	2.504	07/01/43	96,785
5,027,551		FNMA		3.000	07/01/43	5,357,649
13,626,421		FNMA		3.500	07/01/43	14,741,077
4,288,383		FNMA		3.500	07/01/43	4,638,410
4,612,615		FNMA		3.000	08/01/43	4,913,912
2,104,880		FNMA		4.000	08/01/43	2,340,639
3,718,263		FNMA		3.000	09/01/43	3,997,572
4,339,562		FNMA		3.500	09/01/43	4,691,557
3,405,139		FNMA		3.500	10/01/43	3,694,274
371,287		FNMA		4.500	10/01/43	416,772
1,108,830		FNMA		4.000	11/01/43	1,221,993
2,530,495		FNMA		4.000	11/01/43	2,784,704
778,300		FNMA		4.500	12/01/43	873,185
2,479,074		FNMA		4.500	12/01/43	2,777,878
2,922,578		FNMA		4.000	01/01/44	3,219,098
41,174,168		FNMA		4.000	03/01/44	45,705,047
1,967,859		FNMA		4.000	05/01/44	2,150,800
2,066,035		FNMA		4.000	07/01/44	2,255,355
2,240,290		FNMA		4.000	07/01/44	2,436,144
1,448,406		FNMA		3.500	09/01/44	1,549,284
1,835,737		FNMA		4.000	09/01/44	1,995,112
4,874,656		FNMA		3.500	10/01/44	5,233,502
11,625,861		FNMA		5.000	11/01/44	13,373,899
2,180,895		FNMA		4.000	12/01/44	2,368,994
13,221,912		FNMA		3.000	01/01/45	14,084,481
3,973,421		FNMA		3.000	01/01/45	4,213,812
23,590,388		FNMA		3.500	01/01/45	25,451,046
7,587,400		FNMA		3.500	02/01/45	8,103,373
5,183,725		FNMA		3.000	04/01/45	5,467,838
7,905,985		FNMA		3.500	05/01/45	8,434,640
7,295,804		FNMA		3.500	07/01/45	7,877,118
8,727,161		FNMA		4.000	07/01/45	9,444,031
22,414,261		FNMA		3.500	09/01/45	24,255,331

126

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$12,347,657	FNMA	3.000%	11/01/45	$12,994,753
5,664,692	FNMA	3.500	11/01/45	6,043,274
14,476,401	FNMA	4.000	11/01/45	15,743,676
5,200,528	FNMA	3.500	12/01/45	5,547,644
15,269,436	FNMA	3.500	12/01/45	16,288,708
7,436,169	FNMA	3.500	12/01/45	7,953,256
20,649,029	FNMA	3.500	01/01/46	22,029,530
4,144,101	FNMA	3.500	02/01/46	4,420,347
12,020,495	FNMA	3.500	04/01/46	12,835,263
6,302,396	FNMA	4.500	05/01/46	6,915,477
5,234,835	FNMA	3.000	06/01/46	5,505,788
8,705,203	FNMA	3.500	07/01/46	9,278,434
13,209,979	FNMA	3.500	08/01/46	14,289,742
7,773,674	FNMA	4.000	08/01/46	8,380,684
8,466,076	FNMA	3.000	09/01/46	8,900,879
9,413,726	FNMA	3.000	10/01/46	9,902,220
52,559,464	FNMA	3.000	11/01/46	55,248,764
5,036,885	FNMA	3.500	12/01/46	5,356,213
59,854,435	FNMA	3.000	01/01/47	62,917,887
7,191,595	FNMA	3.000	02/01/47	7,559,402
6,116,513	FNMA	4.000	02/01/47	6,580,994
9,798,127	FNMA	3.000	03/01/47	10,297,756
7,605,584	FNMA	3.500	03/01/47	8,058,193
1,956,415	FNMA	4.000	03/01/47	2,100,550
1,179,254	FNMA	4.500	03/01/47	1,282,631
7,899,621	FNMA	3.000	04/01/47	8,337,189
13,589,495	FNMA	3.000	04/01/47	14,300,514
10,195,520	FNMA	3.500	04/01/47	10,833,634
5,136,183	FNMA	3.500	05/01/47	5,439,288
8,072,657	FNMA	3.500	07/01/47	8,721,533
23,869,507	FNMA	3.500	11/01/47	25,236,195
4,070,788	FNMA	4.500	11/01/47	4,431,420
5,627,254	FNMA	3.500	01/01/48	5,949,187
20,829,919	FNMA	4.000	01/01/48	22,328,666
3,078,764	FNMA	3.000	02/01/48	3,225,242
34,091,260	FNMA	3.500	04/01/48	36,039,622
7,592,395	FNMA	4.000	04/01/48	8,106,856
588,218	FNMA	4.500	04/01/48	639,173
11,076,915	FNMA	3.500	06/01/48	11,665,795
20,730,635	FNMA	4.000	07/01/48	22,110,876
13,888,299	FNMA	4.500	07/01/48	15,014,539
7,992,689	FNMA	4.000	08/01/48	8,514,243
6,054,485	FNMA	4.000	10/01/48	6,447,852
8,141,374	FNMA	4.500	10/01/48	8,799,546
39,324,459	FNMA	3.000	11/01/48	41,384,596
16,076,766	FNMA	4.000	11/01/48	17,129,016
5,800,037	FNMA	4.500	11/01/48	6,290,253
5,937,730	FNMA	4.000	12/01/48	6,326,538
5,257,947	FNMA	4.500	01/01/49	5,681,057
14,528,176	FNMA	4.500	02/01/49	15,700,845
16,921,821	FNMA	4.000	04/01/49	18,040,523
16,200,593	FNMA	5.000	04/01/49	17,737,760
41,354,343	FNMA	3.500	08/01/49	44,423,638
11,789,359	FNMA	4.000	08/01/49	12,572,369

127

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$39,563,001		FNMA	3.000%	09/01/49	$41,425,005
23,587,557		FNMA	3.000	12/01/49	25,445,023
39,389,941		FNMA	3.000	12/01/49	41,243,800
44,948,561		FNMA	3.000	02/01/50	47,861,606
45,823,076		FNMA	3.500	02/01/50	48,274,081
58,708,433		FNMA	3.000	05/01/50	61,500,426
123,077,353		FNMA	2.500	09/01/50	129,189,257
48,300,000	h	FNMA	2.000	10/01/50	49,939,517
100,000,000	h	FNMA	2.000	10/01/50	103,394,445
269,500,000	h	FNMA	2.500	10/01/50	282,883,111
4,393,173		FNMA	3.500	07/01/55	4,669,857
1,133		Government National Mortgage Association (GNMA)	4.500	01/20/24	1,208
11,368		GNMA	4.000	04/15/24	12,052
2,392		GNMA	4.500	07/15/24	2,500
39,465		GNMA	4.000	08/15/24	41,822
11,290		GNMA	4.500	08/15/24	11,802
30,135		GNMA	4.000	09/15/24	31,934
6,608		GNMA	4.500	01/15/25	6,908
57,804		GNMA	4.000	08/15/25	61,295
29,522		GNMA	3.500	03/15/26	31,194
31,749		GNMA	4.000	04/15/26	33,671
32,021		GNMA	4.000	06/20/26	34,029
50,790		GNMA	3.500	11/20/26	53,758
263,208		GNMA	3.000	12/15/26	276,401
864,538		GNMA	2.500	04/20/27	899,614
580,950		GNMA	2.500	09/20/27	605,545
368		GNMA	6.500	09/15/28	406
208		GNMA	6.500	09/15/28	229
1,085		GNMA	6.500	11/15/28	1,199
203		GNMA	7.500	11/15/28	204
879,790		GNMA	3.500	11/20/28	933,294
6,524		GNMA	8.500	10/15/30	6,824
2,449		GNMA	8.500	10/20/30	2,924
284		GNMA	8.500	12/15/30	353
370		GNMA	7.000	06/20/31	441
753		GNMA	7.000	07/15/31	771
1,149		GNMA	7.000	07/15/31	1,211
4,962,497		GNMA	3.000	08/20/32	5,202,634
132,494		GNMA	6.000	10/15/32	155,621
17,489		GNMA	5.500	12/20/32	20,742
35,916		GNMA	5.500	05/15/33	39,767
5,443		GNMA	5.000	07/15/33	6,168
23,258		GNMA	5.500	07/15/33	27,202
5,105		GNMA	5.000	07/20/33	5,820
17,581		GNMA	5.000	08/15/33	19,290
19,573		GNMA	5.000	08/15/33	21,623
89,451		GNMA	5.500	09/15/33	104,300
69,297		GNMA	6.000	11/20/33	79,669
30,369		GNMA	5.500	05/20/34	36,019
44,828		GNMA	6.000	09/20/34	52,636
3,430		GNMA	5.000	10/20/34	3,917
86,283		GNMA	5.500	11/15/34	99,142

128

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$44,344	GNMA	6.500%	01/15/35	$52,341
23,385	GNMA	5.500	02/20/35	27,738
429,653	GNMA	5.000	03/20/35	490,599
129,891	GNMA	5.000	04/15/35	147,438
141,357	GNMA	5.500	05/20/35	167,628
5,031	GNMA	5.000	09/20/35	5,745
3,505	GNMA	5.000	11/15/35	3,844
3,087	GNMA	5.000	11/15/35	3,461
39,388	GNMA	5.500	02/20/36	46,722
4,326	GNMA	5.500	03/15/36	5,000
12,843	GNMA	5.500	05/20/36	15,235
4,170	GNMA	6.500	06/15/36	5,037
115,667	GNMA	5.500	06/20/36	137,210
7,227	GNMA	5.000	09/15/36	8,271
4,187	GNMA	6.000	09/15/36	4,853
11,207	GNMA	6.000	10/20/36	12,886
8,045	GNMA	5.000	12/15/36	9,207
6,703	GNMA	6.000	01/20/37	7,708
119,067	GNMA	5.500	02/15/37	135,730
25,062	GNMA	6.000	02/20/37	28,819
192,413	GNMA	6.000	04/15/37	229,459
3,188	GNMA	6.500	04/15/37	3,523
67,941	GNMA	6.000	04/20/37	75,428
9,862	GNMA	6.000	06/15/37	11,065
13,608	GNMA	6.000	08/20/37	15,641
11,860	GNMA	6.500	08/20/37	13,608
52,309	GNMA	6.500	11/20/37	60,993
14,568	GNMA	6.000	12/15/37	16,850
2,906	GNMA	5.000	02/20/38	3,319
74,980	GNMA	5.000	04/15/38	84,066
3,904	GNMA	5.500	05/20/38	4,461
13,635	GNMA	5.500	06/15/38	15,771
37,271	GNMA	6.000	06/20/38	42,859
40,397	GNMA	5.500	07/15/38	46,835
283,366	GNMA	5.000	07/20/38	323,101
256,387	GNMA	5.500	07/20/38	304,169
7,340	GNMA	5.500	08/15/38	8,619
95,940	GNMA	6.000	08/15/38	114,195
45,259	GNMA	6.000	08/15/38	50,812
25,473	GNMA	6.000	08/20/38	29,294
102,228	GNMA	6.000	09/20/38	117,555
35,618	GNMA	5.000	10/15/38	39,040
10,337	GNMA	5.500	10/15/38	12,135
8,322	GNMA	6.500	10/20/38	9,190
5,252	GNMA	6.500	10/20/38	6,155
1,348	GNMA	5.500	11/15/38	1,568
21,316	GNMA	6.500	11/20/38	24,885
93,675	GNMA	6.000	12/15/38	106,074
2,461	GNMA	6.500	12/15/38	2,822
18,973	GNMA	5.000	01/15/39	21,597
484,172	GNMA	4.500	01/20/39	537,735
52,461	GNMA	6.500	01/20/39	59,797
16,886	GNMA	5.000	02/15/39	18,974
7,447	GNMA	6.000	02/15/39	8,513

129

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$16,246	GNMA	4.500%	03/15/39	$18,000
156,227	GNMA	4.500	03/15/39	173,915
5,793	GNMA	4.500	03/20/39	6,429
101,486	GNMA	5.500	03/20/39	120,401
10,489	GNMA	4.500	04/15/39	11,663
173,879	GNMA	5.500	04/15/39	204,127
3,893	GNMA	5.000	04/20/39	4,445
18,141	GNMA	4.000	05/15/39	19,351
281,366	GNMA	4.500	05/15/39	312,462
146,229	GNMA	5.000	05/15/39	166,411
20,375	GNMA	4.000	05/20/39	22,423
53,339	GNMA	4.500	05/20/39	59,241
1,145,731	GNMA	5.000	05/20/39	1,308,481
8,268	GNMA	4.500	06/15/39	9,205
785,731	GNMA	4.500	06/15/39	874,514
1,058,892	GNMA	5.000	06/15/39	1,214,618
834,904	GNMA	5.000	06/15/39	957,762
17,916	GNMA	5.000	06/15/39	20,509
7,423	GNMA	5.000	06/15/39	8,306
9,942	GNMA	5.000	06/15/39	11,379
11,673	GNMA	4.000	06/20/39	12,825
7,209	GNMA	5.000	06/20/39	8,224
886,895	GNMA	4.000	07/15/39	951,527
11,453	GNMA	4.500	07/15/39	12,719
24,365	GNMA	4.500	07/15/39	27,062
1,006,693	GNMA	4.500	07/15/39	1,115,099
10,852	GNMA	5.000	07/15/39	12,348
117,248	GNMA	4.500	07/20/39	130,207
102,919	GNMA	5.000	07/20/39	117,500
11,124	GNMA	5.500	07/20/39	13,197
50,020	GNMA	4.000	08/15/39	53,327
115,942	GNMA	5.000	08/15/39	131,866
7,647	GNMA	5.500	08/15/39	8,904
56,571	GNMA	6.000	08/15/39	63,119
35,593	GNMA	4.000	08/20/39	39,171
26,613	GNMA	5.000	08/20/39	30,378
5,472	GNMA	5.000	09/15/39	5,999
36,827	GNMA	5.000	09/20/39	42,008
8,977	GNMA	4.500	10/15/39	9,994
4,214	GNMA	5.000	10/15/39	4,724
11,595	GNMA	4.500	10/20/39	12,874
23,884	GNMA	4.500	11/15/39	26,866
17,048	GNMA	4.500	11/20/39	18,914
20,112	GNMA	5.000	11/20/39	22,947
21,698	GNMA	4.500	12/15/39	23,750
556,602	GNMA	4.500	12/15/39	614,812
17,114	GNMA	4.500	12/20/39	19,037
621,876	GNMA	5.000	12/20/39	709,709
573,849	GNMA	4.500	01/20/40	637,285
8,906	GNMA	5.500	01/20/40	10,417
348,626	GNMA	5.500	02/15/40	408,922
47,005	GNMA	4.000	03/15/40	50,787
10,008	GNMA	5.000	03/15/40	11,438

130

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,281		GNMA		4.500%	04/15/40	$2,499
96,275		GNMA		5.000	04/15/40	109,264
22,457		GNMA		4.500	04/20/40	24,928
3,659		GNMA		4.500	05/15/40	4,028
95,083		GNMA		5.000	05/15/40	106,424
172,085	i	GNMA	DGS1 + 1.500%	2.875	05/20/40	179,977
4,887		GNMA		4.500	05/20/40	5,426
2,050,703		GNMA		4.500	06/15/40	2,282,952
7,635		GNMA		4.500	06/15/40	8,382
5,642		GNMA		4.500	06/15/40	6,226
111,909		GNMA		5.000	06/20/40	127,718
220,244		GNMA		4.500	07/15/40	243,091
61,324		GNMA		4.500	07/15/40	67,980
808,951		GNMA		4.500	07/20/40	898,022
23,662		GNMA		5.000	07/20/40	27,002
163,719		GNMA		4.000	08/15/40	176,978
789,666		GNMA		4.000	08/15/40	859,854
75,108		GNMA		4.500	08/15/40	84,314
60,234		GNMA		4.500	08/20/40	66,848
51,896		GNMA		4.500	09/20/40	57,595
17,988		GNMA		5.500	09/20/40	21,369
18,026		GNMA		6.500	09/20/40	21,360
23,519		GNMA		4.000	10/15/40	25,500
47,225		GNMA		6.000	10/20/40	54,331
302,100		GNMA		4.000	11/15/40	329,194
698,208		GNMA		4.000	11/20/40	762,036
168,764		GNMA		3.500	12/15/40	178,841
267,649		GNMA		5.500	12/20/40	317,524
846,252		GNMA		4.000	01/15/41	921,721
1,870,844		GNMA		4.000	01/20/41	2,057,548
146,182		GNMA		4.000	02/15/41	157,957
492,110		GNMA		4.500	02/20/41	553,264
275,942		GNMA		4.500	03/15/41	306,199
577,528		GNMA		4.500	04/20/41	641,019
125,138		GNMA		5.000	04/20/41	142,760
45,987	i	GNMA	DGS1 + 1.500%	2.875	06/20/41	48,032
132,637		GNMA		4.000	07/15/41	143,716
238,204		GNMA		4.000	07/20/41	260,916
781,769		GNMA		4.500	07/20/41	868,063
666,410		GNMA		5.000	07/20/41	761,096
160,457		GNMA		4.500	08/15/41	177,657
311,503		GNMA		5.000	08/20/41	355,661
452,536		GNMA		4.000	09/15/41	489,641
23,297	i	GNMA	DGS1 + 1.500%	3.250	09/20/41	24,242
1,094,179		GNMA		4.000	09/20/41	1,203,071
66,280		GNMA		4.000	10/15/41	71,813
49,660	i	GNMA	DGS1 + 1.500%	3.125	10/20/41	51,744
30,694	i	GNMA	DGS1 + 1.500%	3.125	10/20/41	31,968
1,400,709		GNMA		4.000	10/20/41	1,540,241
178,055		GNMA		5.500	10/20/41	211,218
425,546		GNMA		3.500	11/15/41	448,820
913,673		GNMA		4.000	11/15/41	981,371
1,825,155		GNMA		4.500	11/20/41	2,027,186
771,277		GNMA		5.000	11/20/41	879,314

131

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$168,749		GNMA		6.000%	11/20/41	$194,880
989,294		GNMA		3.500	01/20/42	1,073,467
169,448	i	GNMA	DGS1 + 1.500%	3.000	02/20/42	176,027
477,829		GNMA		3.500	03/20/42	518,445
765,233		GNMA		4.500	03/20/42	850,195
850,517		GNMA		3.500	04/15/42	898,643
1,551,160		GNMA		3.500	05/20/42	1,694,085
4,562,967		GNMA		3.500	05/20/42	4,952,521
990,371		GNMA		4.000	05/20/42	1,089,535
1,914,936		GNMA		3.500	07/15/42	2,060,894
174,395	i	GNMA	DGS1 + 1.500%	3.250	07/20/42	180,998
1,066,062		GNMA		3.500	07/20/42	1,157,078
1,380,770		GNMA		3.000	08/20/42	1,456,705
1,618,768		GNMA		3.500	08/20/42	1,807,057
4,481,120		GNMA		3.500	08/20/42	4,863,707
747,779		GNMA		6.000	08/20/42	850,756
1,794,403		GNMA		3.500	10/20/42	1,947,609
2,007,901		GNMA		3.000	11/20/42	2,117,547
1,775,330		GNMA		3.000	12/20/42	1,913,624
2,364,319		GNMA		3.000	12/20/42	2,501,139
1,344,185		GNMA		3.000	01/15/43	1,404,327
3,923,995		GNMA		3.000	01/15/43	4,221,814
1,784,906		GNMA		3.000	01/20/43	1,882,461
3,060,187		GNMA		3.000	02/20/43	3,227,679
1,946,964		GNMA		3.000	02/20/43	2,107,656
543,707		GNMA		3.000	04/15/43	567,598
498,743		GNMA		5.000	04/20/43	561,598
1,220,070		GNMA		3.000	05/20/43	1,286,753
1,876,920		GNMA		3.000	06/20/43	1,979,392
3,826,854		GNMA		3.500	06/20/43	4,210,653
4,097,219		GNMA		3.000	07/20/43	4,321,429
1,894,528		GNMA		3.500	07/20/43	2,054,135
8,478,056		GNMA		4.500	08/20/43	9,342,209
2,704,675		GNMA		3.500	09/20/43	2,938,932
928,646		GNMA		4.000	09/20/43	1,010,485
11,398,197		GNMA		3.500	10/20/43	12,355,804
5,670,171		GNMA		4.000	10/20/43	6,165,762
495,378		GNMA		3.500	11/20/43	537,048
1,005,141		GNMA		4.000	11/20/43	1,099,161
912,338		GNMA		4.500	12/20/43	1,013,770
958,251		GNMA		4.500	01/20/44	1,064,787
1,250,788		GNMA		3.500	02/20/44	1,357,769
1,699,943		GNMA		4.000	02/20/44	1,855,899
1,713,626		GNMA		4.000	05/20/44	1,857,600
1,761,081		GNMA		4.000	06/20/44	1,907,986
5,012,283		GNMA		3.500	07/20/44	5,406,203
15,439,656		GNMA		3.500	10/20/44	16,669,714
1,372,584		GNMA		4.500	10/20/44	1,524,858
3,642,529		GNMA		3.500	11/20/44	3,909,189
4,763,408		GNMA		3.000	12/20/44	5,021,889
7,380,409		GNMA		4.000	12/20/44	8,028,464
11,573,058		GNMA		3.500	02/20/45	12,387,944
5,578,237		GNMA		4.000	03/20/45	6,039,207

132

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,019,939		GNMA	3.000%	04/20/45	$5,321,004
10,729,788		GNMA	3.000	06/20/45	11,377,032
23,612,993		GNMA	3.000	07/20/45	24,952,328
7,974,994		GNMA	4.000	10/20/45	8,611,019
13,270,806		GNMA	4.000	11/20/45	14,306,035
6,044,913		GNMA	3.000	12/20/45	6,345,932
5,420,212		GNMA	3.500	12/20/45	5,789,003
31,131,950		GNMA	3.000	03/20/46	32,846,193
11,356,619		GNMA	3.000	04/20/46	12,022,186
6,145,193		GNMA	4.000	04/20/46	6,614,707
29,701,662		GNMA	3.000	05/20/46	31,418,062
17,932,350		GNMA	3.500	05/20/46	19,143,583
6,803,401		GNMA	3.000	06/20/46	7,146,758
4,128,533		GNMA	3.500	06/20/46	4,449,540
5,154,898		GNMA	3.000	07/20/46	5,445,464
8,656,546		GNMA	3.500	08/20/46	9,265,351
4,983,031		GNMA	3.000	09/20/46	5,271,821
19,785,022		GNMA	3.500	09/20/46	21,159,787
9,623,815		GNMA	3.000	10/20/46	10,145,879
5,163,916		GNMA	3.000	12/20/46	5,460,934
32,193,533		GNMA	3.000	01/20/47	33,898,905
3,895,371		GNMA	4.000	01/20/47	4,199,498
9,606,923		GNMA	4.000	04/20/47	10,359,329
9,556,108		GNMA	3.500	05/20/47	10,148,705
4,956,243		GNMA	3.500	06/20/47	5,249,955
5,908,715		GNMA	3.000	07/20/47	6,222,557
11,538,533		GNMA	4.500	07/20/47	12,535,346
11,077,859		GNMA	3.000	08/20/47	11,660,747
13,206,603		GNMA	3.500	08/20/47	14,094,488
21,549,595		GNMA	3.000	09/20/47	22,708,085
30,877,046		GNMA	4.000	09/20/47	33,135,614
21,815,908		GNMA	3.500	11/20/47	23,282,155
16,239,254		GNMA	3.500	12/20/47	17,306,368
10,741,305		GNMA	3.500	01/20/48	11,426,782
15,241,945		GNMA	4.000	05/20/48	16,325,534
11,220,738		GNMA	4.000	06/20/48	11,987,509
22,423,460		GNMA	3.500	07/20/48	23,795,959
11,317,577		GNMA	4.000	08/20/48	12,096,367
9,005,794		GNMA	5.000	08/20/48	9,810,673
7,829,427		GNMA	4.500	09/20/48	8,465,475
7,378,194		GNMA	5.000	10/20/48	8,074,783
5,637,782		GNMA	4.500	11/20/48	6,065,741
12,725,375		GNMA	3.500	04/20/49	13,398,645
44,811,805		GNMA	4.500	04/20/49	48,157,643
14,263,467		GNMA	4.000	05/20/49	15,164,408
8,181,553		GNMA	3.500	06/20/49	8,609,289
20,004,110		GNMA	3.500	09/20/49	21,100,044
14,904,337		GNMA	3.500	11/20/49	15,731,804
36,729,996		GNMA	3.500	02/20/50	38,640,968
36,402,855		GNMA	3.500	04/20/50	38,527,471
57,983,203		GNMA	2.000	08/20/50	60,278,166
99,266,149		GNMA	3.000	08/20/50	104,899,753
18,000,000	h	GNMA	2.500	09/20/50	18,917,611
23,500,000	h	GNMA	3.000	09/20/50	24,877,077
		TOTAL MORTGAGE BACKED			4,691,480,967
133

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
MUNICIPAL BONDS - 0.9%
$200,000	Alabama Economic Settlement Authority	4.263%	09/15/32	$238,654
300,000	American Municipal Power	7.834	02/15/41	504,342
500,000	American Municipal Power	6.270	02/15/50	724,335
1,165,000	American Municipal Power	8.084	02/15/50	2,216,832
750,000	American University	3.672	04/01/49	855,679
750,000	Bay Area Toll Authority	2.574	04/01/31	813,645
1,000,000	Bay Area Toll Authority	6.918	04/01/40	1,544,000
2,000,000	Bay Area Toll Authority	6.263	04/01/49	3,407,400
200,000	California Institute of Technology	4.321	08/01/45	259,334
750,000	California Institute of Technology	3.650	09/01/19	816,973
200,000	California State University	3.899	11/01/47	243,166
1,000,000	California State University	2.897	11/01/51	1,003,330
750,000	California State University	2.975	11/01/51	785,895
720,000	Central Puget Sound Regional Transit Authority	5.491	11/01/39	1,055,909
460,000	Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	662,322
2,250,000	Chicago O’Hare International Airport	6.395	01/01/40	3,350,677
200,000	Chicago O’Hare International Airport	4.472	01/01/49	250,302
200,000	Chicago O’Hare International Airport	4.572	01/01/54	255,002
690,000	City of Houston TX	3.961	03/01/47	857,070
1,000,000	City of Riverside CA	3.857	06/01/45	1,078,000
310,000	City of San Francisco CA Public Utilities Commission Water Revenue	3.303	11/01/39	334,819
750,000	City Public Service Board of San Antonio TX	5.808	02/01/41	1,141,868
150,000	Colorado Bridge Enterprise	6.078	12/01/40	224,644
200,000	Commonwealth Financing Authority	4.014	06/01/33	234,390
100,000	Commonwealth Financing Authority	3.864	06/01/38	114,962
100,000	Commonwealth Financing Authority	4.144	06/01/38	120,183
645,000	Commonwealth Financing Authority	3.807	06/01/41	733,236
180,000	Commonwealth of Massachusetts	4.200	12/01/21	185,000
500,000	Commonwealth of Massachusetts	5.731	06/01/40	722,900
1,000,000	Commonwealth of Massachusetts	2.514	07/01/41	1,003,450
100,000	Commonwealth of Massachusetts	3.277	06/01/46	112,784
750,000	Commonwealth of Massachusetts	2.900	09/01/49	820,432
130,000	County of Broward FL Airport System Revenue	3.477	10/01/43	132,460
200,000	County of Clark NV	6.820	07/01/45	329,854
135,000	County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	145,587
200,000	County of Miami-Dade FL Water & Sewer System Revenue	3.490	10/01/42	214,456
1,000,000	County of Riverside CA	3.818	02/15/38	1,146,750
750,000	Dallas Area Rapid Transit	5.022	12/01/48	1,089,855
250,000	Dallas/Fort Worth International Airport	2.994	11/01/38	260,725
235,000	Dallas/Fort Worth International Airport	3.089	11/01/40	237,832
100,000	Dallas/Fort Worth International Airport	3.144	11/01/45	105,255
210,000	Dallas/Fort Worth International Airport	2.919	11/01/50	208,912
350,000	Denver City & County School District No	4.242	12/15/37	424,413
200,000	District of Columbia	5.591	12/01/34	273,130
470,000	District of Columbia Water & Sewer Authority	3.207	10/01/48	503,661
445,000	District of Columbia Water & Sewer Authority	4.814	10/01/14	666,174
500,000	Duke University	2.682	10/01/44	519,918
115,000	Duke University	3.299	10/01/46	129,296

134

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Duke University	2.757%	10/01/50	$535,555
500,000	Duke University	2.832	10/01/55	528,585
10,000	Energy Northwest	2.814	07/01/24	10,443
1,200,000	Florida State Board of Administration Finance Corp	2.638	07/01/21	1,221,072
360,000	Foothill-Eastern Transportation Corridor Agency	4.094	01/15/49	382,226
300,000	Foothill-Eastern Transportation Corridor Agency	3.924	01/15/53	320,841
300,000	George Washington University	4.300	09/15/44	368,933
200,000	George Washington University	4.868	09/15/45	269,925
375,000	George Washington University	4.126	09/15/48	459,791
100,000	Georgetown University	4.315	04/01/49	125,228
500,000	Georgetown University	2.943	04/01/50	494,951
300,000	Georgetown University	5.215	10/01/18	402,077
970,000	Grand Parkway Transportation Corp	3.236	10/01/52	1,008,460
175,000	Great Lakes Water Authority Sewage Disposal System Revenue	3.056	07/01/39	187,439
330,000	Great Lakes Water Authority Water Supply System Revenue	3.473	07/01/41	359,591
200,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	245,152
200,000	Health & Educational Facilities Authority of the State of Missouri	3.086	09/15/51	220,194
200,000	Health & Educational Facilities Authority of the State of Missouri	3.652	08/15/57	246,668
500,000	Illinois State Toll Highway Authority	6.184	01/01/34	721,050
770,000	JobsOhio Beverage System	2.833	01/01/38	830,106
240,000	Los Angeles Community College District	6.750	08/01/49	428,707
350,000	Los Angeles Department of Water & Power Power System Revenue	5.716	07/01/39	522,382
1,500,000	Los Angeles Department of Water & Power Power System Revenue	6.574	07/01/45	2,563,125
1,630,000	Los Angeles Unified School District	5.750	07/01/34	2,275,871
1,000,000	Maryland Health & Higher Educational Facilities Authority	3.052	07/01/40	1,021,250
1,000,000	Maryland Health & Higher Educational Facilities Authority	3.197	07/01/50	1,045,080
1,000,000	Massachusetts School Building Authority	1.753	08/15/30	1,023,410
100,000	Massachusetts School Building Authority	5.715	08/15/39	148,238
500,000	Massachusetts School Building Authority	3.395	10/15/40	537,745
100,000	Metropolitan Government of Nashville & Davidson County Convention Center Authority	6.731	07/01/43	151,188
200,000	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities	4.053	07/01/26	226,436
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,176,871
1,150,000	Metropolitan Transportation Authority	7.336	11/15/39	1,844,853
335,000	Metropolitan Transportation Authority	5.175	11/15/49	365,756
350,000	Michigan Finance Authority	3.384	12/01/40	394,555
570,000	Michigan State Building Authority	2.705	10/15/40	571,835
235,000	Michigan State University	4.496	08/15/48	271,127
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	667,820
247,000	Municipal Electric Authority of Georgia	6.637	04/01/57	367,803
491,000	Municipal Electric Authority of Georgia	6.655	04/01/57	743,099
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,178,362
1,335,000	New Jersey State Turnpike Authority	7.414	01/01/40	2,264,494
1,000,000	New Jersey State Turnpike Authority	7.102	01/01/41	1,642,590

135

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$800,000	New Jersey Transportation Trust Fund Authority	5.754%	12/15/28	$903,760
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	364,111
500,000	New Jersey Transportation Trust Fund Authority	4.081	06/15/39	474,740
195,000	New Jersey Transportation Trust Fund Authority	4.131	06/15/42	185,847
2,385,000	New York City Municipal Water Finance Authority	5.440	06/15/43	3,634,645
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.767	08/01/36	1,327,720
130,000	New York State Dormitory Authority	5.628	03/15/39	174,661
545,000	New York State Dormitory Authority	5.600	03/15/40	784,353
500,000	New York State Dormitory Authority	3.142	07/01/43	532,780
200,000	New York State Dormitory Authority	4.946	08/01/48	227,012
500,000	New York State Thruway Authority	2.900	01/01/35	542,830
110,000	New York State Thruway Authority	3.500	01/01/42	114,764
1,000,000	New York State Urban Development Corp	3.900	03/15/33	1,134,390
1,000,000	North Texas Tollway Authority	6.718	01/01/49	1,722,430
675,000	Ohio State Water Development Authority	4.879	12/01/34	809,420
605,000	Ohio Turnpike & Infrastructure Commission	3.216	02/15/48	635,329
750,000	Oregon School Boards Association	4.759	06/30/28	863,783
250,000	Oregon School Boards Association	5.680	06/30/28	314,330
500,000	Pennsylvania State University	2.790	09/01/43	519,895
205,000	Pennsylvania State University	2.840	09/01/50	211,337
300,000	Permanent University Fund-Texas A&M University System	3.660	07/01/47	330,138
200,000	Permanent University Fund-University of Texas System	3.376	07/01/47	241,014
560,000	Port Authority of New York & New Jersey	1.086	07/01/23	568,025
1,215,000	Port Authority of New York & New Jersey	6.040	12/01/29	1,669,422
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	699,690
300,000	Port Authority of New York & New Jersey	4.823	06/01/45	338,319
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	1,125,410
200,000	Port Authority of New York & New Jersey	4.031	09/01/48	235,682
400,000	Port Authority of New York & New Jersey	4.229	10/15/57	490,928
2,200,000	Port Authority of New York & New Jersey	4.810	10/15/65	2,941,862
250,000	Port Authority of New York & New Jersey	3.287	08/01/69	254,735
1,000,000	Port of Morrow OR	2.543	09/01/40	999,930
220,000	Princeton University	5.700	03/01/39	336,452
750,000	Regents of the University of California Medical Center Pooled Revenue	3.006	05/15/50	810,533
750,000	Regents of the University of California Medical Center Pooled Revenue	3.256	05/15/60	818,040
750,000	Regents of the University of California Medical Center Pooled Revenue	3.706	05/15/20	795,210
500,000	Rutgers The State University of New Jersey	3.270	05/01/43	553,570
500,000	Rutgers The State University of New Jersey	3.915	05/01/19	638,670
200,000	Sales Tax Securitization Corp	4.637	01/01/40	243,342
200,000	Sales Tax Securitization Corp	3.587	01/01/43	217,334
1,000,000	Sales Tax Securitization Corp	3.820	01/01/48	1,098,460
200,000	Sales Tax Securitization Corp	4.787	01/01/48	253,434
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	140,584
435,000	San Diego County Regional Transportation Commission	3.248	04/01/48	463,823
500,000	San Diego County Water Authority	6.138	05/01/49	801,600

136

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	San Jose Redevelopment Agency	3.375%	08/01/34	$109,392
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	1,023,792
270,000	South Carolina Public Service Authority	2.388	12/01/23	283,325
750,000	State Board of Administration Finance Corp	1.258	07/01/25	761,512
750,000	State Board of Administration Finance Corp	1.705	07/01/27	760,957
400,000	State Board of Administration Finance Corp	2.154	07/01/30	405,152
300,000	State of California	2.800	04/01/21	303,588
645,000	State of California	5.700	11/01/21	682,152
200,000	State of California	3.375	04/01/25	223,002
200,000	State of California	3.500	04/01/28	232,026
300,000	State of California	4.500	04/01/33	358,614
250,000	State of California	7.500	04/01/34	415,487
225,000	State of California	4.600	04/01/38	267,979
1,285,000	State of California	7.550	04/01/39	2,248,262
3,400,000	State of California	7.300	10/01/39	5,583,684
2,740,000	State of California	7.625	03/01/40	4,743,159
1,500,000	State of California	7.600	11/01/40	2,702,010
200,000	State of California Department of Water Resources Power Supply Revenue	2.000	05/01/22	205,370
620,000	State of Connecticut	5.850	03/15/32	865,160
5,950,000	State of Illinois	5.100	06/01/33	6,013,010
1,295,000	State of Illinois	6.725	04/01/35	1,434,847
500,000	State of Kansas Department of Transportation	4.596	09/01/35	644,775
160,836	State of Oregon	5.762	06/01/23	175,118
85,000	State of Oregon	5.892	06/01/27	107,399
100,000	State of Oregon Department of Transportation	5.834	11/15/34	144,574
600,000	State of Texas	4.631	04/01/33	773,724
50,000	State of Texas	5.517	04/01/39	76,155
1,000,000	State of Texas	4.681	04/01/40	1,379,700
500,000	State of Utah	3.539	07/01/25	547,070
200,000	State of Washington	5.090	08/01/33	263,908
200,000	State of Wisconsin	3.154	05/01/27	224,654
200,000	State of Wisconsin	3.954	05/01/36	225,288
604,000	State Public School Building Authority	5.000	09/15/27	723,973
100,000	Sumter Landing Community Development District	4.172	10/01/47	114,006
430,000	Texas Private Activity Bond Surface Transportation Corp	3.922	12/31/49	486,734
1,000,000	Texas Transportation Commission	2.562	04/01/42	1,033,580
1,000,000	Texas Transportation Commission	2.472	10/01/44	1,017,200
575,000	Texas Transportation Commission State Highway Fund	5.028	04/01/26	668,075
1,190,000	Texas Transportation Commission State Highway Fund	5.178	04/01/30	1,526,972
560,000	Texas Transportation Commission State Highway Fund	4.000	10/01/33	705,124
100,000	The Ohio State University	4.910	06/01/40	139,280
500,000	The Ohio State University	3.798	12/01/46	628,935
200,000	The Ohio State University	4.048	12/01/56	265,994
1,000,000	Trustees of the University of Pennsylvania	2.396	10/01/50	993,752
100,000	Trustees of the University of Pennsylvania	4.674	09/01/12	139,653
500,000	Trustees of the University of Pennsylvania	3.610	02/15/19	554,220
1,000,000	University of California	0.883	05/15/25	1,008,730
200,000	University of California	3.063	07/01/25	221,012
1,000,000	University of California	1.316	05/15/27	1,010,660

137

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	University of California	3.349%	07/01/29	$574,595
1,000,000	University of California	1.614	05/15/30	1,002,120
200,000	University of California	5.770	05/15/43	290,698
200,000	University of California	3.931	05/15/45	235,712
200,000	University of California	4.131	05/15/45	248,078
1,500,000	University of California	5.946	05/15/45	2,232,285
860,000	University of California	4.858	05/15/12	1,253,226
200,000	University of California	4.767	05/15/15	284,204
500,000	University of Chicago	2.761	04/01/45	510,217
300,000	University of Chicago	4.003	10/01/53	374,619
750,000	University of Michigan	2.437	04/01/40	769,590
500,000	University of Michigan	2.562	04/01/50	523,655
500,000	University of Nebraska Facilities Corp	3.037	10/01/49	567,125
200,000	University of Notre Dame du Lac	3.438	02/15/45	235,826
200,000	University of Notre Dame du Lac	3.394	02/15/48	233,913
300,000	University of Southern California	3.028	10/01/39	323,033
200,000	University of Southern California	3.841	10/01/47	251,974
500,000	University of Southern California	2.805	10/01/50	528,569
200,000	University of Southern California	5.250	10/01/11	321,372
1,000,000	University of Southern California	3.226	10/01/20	1,062,752
200,000	University of Texas System	3.852	08/15/46	259,336
700,000	University of Texas System	4.794	08/15/46	958,160
750,000	University of Texas System	2.439	08/15/49	761,303
1,000,000	University of Virginia	2.256	09/01/50	986,550
500,000	University of Virginia	3.227	09/01/19	544,565
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	198,464
750,000	Westchester County Local Development Corp	3.846	11/01/50	754,193
200,000	William Marsh Rice University	3.574	05/15/45	239,062
200,000	William Marsh Rice University	3.774	05/15/55	254,452
	TOTAL MUNICIPAL BONDS			158,177,434

U.S. TREASURY SECURITIES - 36.5%
21,250,000	United States Treasury Bond	4.500	02/15/36	32,155,566
22,400,000	United States Treasury Bond	5.000	05/15/37	36,290,625
179,483,000	United States Treasury Bond	3.500	02/15/39	251,949,261
2,000,000	United States Treasury Bond	4.500	08/15/39	3,162,578
44,850,000	United States Treasury Bond	4.375	11/15/39	70,072,869
17,585,000	United States Treasury Bond	3.875	08/15/40	26,027,861
11,185,000	United States Treasury Bond	4.250	11/15/40	17,364,276
26,350,000	United States Treasury Bond	4.375	05/15/41	41,700,933
10,000,000	United States Treasury Bond	3.750	08/15/41	14,678,125
48,300,000	United States Treasury Bond	3.125	11/15/41	65,265,375
18,550,000	United States Treasury Bond	3.125	02/15/42	25,129,453
22,000,000	United States Treasury Bond	3.000	05/15/42	29,244,531
20,000,000	United States Treasury Bond	2.750	08/15/42	25,626,562
10,250,000	United States Treasury Bond	2.875	05/15/43	13,383,457
16,000,000	United States Treasury Bond	2.500	02/15/45	19,691,875
22,000,000	United States Treasury Bond	3.000	05/15/45	29,454,219
16,000,000	United States Treasury Bond	2.875	08/15/45	21,020,625
27,000,000	United States Treasury Bond	2.500	05/15/46	33,356,602
13,300,000	United States Treasury Bond	2.875	11/15/46	17,578,340
28,000,000	United States Treasury Bond	3.000	02/15/47	37,873,281
30,000,000	United States Treasury Bond	2.750	08/15/47	38,937,891

138

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$45,000,000	United States Treasury Bond	2.750%	11/15/47	$58,477,149
38,500,000	United States Treasury Bond	3.000	02/15/48	52,319,394
48,500,000	United States Treasury Bond	3.125	05/15/48	67,426,367
35,500,000	United States Treasury Bond	3.000	08/15/48	48,384,004
35,000,000	United States Treasury Bond	3.375	11/15/48	50,923,633
82,500,000	United States Treasury Bond	3.000	02/15/49	112,773,632
10,500,000	United States Treasury Bond	2.875	05/15/49	14,058,105
7,500,000	United States Treasury Bond	2.250	08/15/49	8,918,848
8,615,000	United States Treasury Bond	2.375	11/15/49	10,518,040
39,000,000	United States Treasury Note	1.125	07/31/21	39,310,781
25,000,000	United States Treasury Note	1.125	08/31/21	25,218,750
43,000,000	United States Treasury Note	2.750	09/15/21	44,058,203
50,000,000	United States Treasury Note	2.125	09/30/21	50,978,515
50,000,000	United States Treasury Note	1.500	10/31/21	50,730,469
20,000,000	United States Treasury Note	2.875	11/15/21	20,607,812
13,379,100	United States Treasury Note	8.000	11/15/21	14,553,952
32,000,000	United States Treasury Note	1.750	11/30/21	32,596,250
26,700,000	United States Treasury Note	2.000	12/31/21	27,315,352
24,300,000	United States Treasury Note	1.875	01/31/22	24,861,938
10,000,000	United States Treasury Note	2.375	03/15/22	10,325,000
51,000,000	United States Treasury Note	1.875	03/31/22	52,322,813
35,000,000	United States Treasury Note	2.250	04/15/22	36,130,664
72,000,000	United States Treasury Note	1.875	04/30/22	73,974,375
25,000,000	United States Treasury Note	2.125	05/15/22	25,801,758
30,000,000	United States Treasury Note	1.750	06/30/22	30,843,750
38,000,000	United States Treasury Note	1.875	07/31/22	39,208,281
25,000,000	United States Treasury Note	1.625	08/31/22	25,710,938
35,000,000	United States Treasury Note	1.875	09/30/22	36,214,063
5,000,000	United States Treasury Note	1.375	10/15/22	5,125,586
65,000,000	United States Treasury Note	2.000	10/31/22	67,518,750
31,750,000	United States Treasury Note	1.625	11/15/22	32,743,428
108,000,000	United States Treasury Note	2.000	11/30/22	112,336,875
15,000,000	United States Treasury Note	1.625	12/15/22	15,490,430
60,000,000	United States Treasury Note	2.625	02/28/23	63,583,594
80,000,000	United States Treasury Note	2.500	03/31/23	84,696,875
15,000,000	United States Treasury Note	0.250	04/15/23	15,037,500
30,000,000	United States Treasury Note	2.750	04/30/23	32,005,078
80,000,000	United States Treasury Note	2.750	05/31/23	85,518,750
91,500,000	United States Treasury Note	2.625	06/30/23	97,694,121
80,000,000	United States Treasury Note	2.750	07/31/23	85,853,125
116,000,000	United States Treasury Note	2.750	08/31/23	124,713,594
35,000,000	United States Treasury Note	2.875	09/30/23	37,830,078
13,000,000	United States Treasury Note	2.750	11/15/23	14,042,031
10,000,000	United States Treasury Note	2.125	11/30/23	10,616,016
65,000,000	United States Treasury Note	2.875	11/30/23	70,537,695
10,000,000	United States Treasury Note	2.250	12/31/23	10,671,875
55,000,000	United States Treasury Note	2.625	12/31/23	59,352,734
129,300,000	United States Treasury Note	2.500	01/31/24	139,260,141
70,000,000	United States Treasury Note	2.375	02/29/24	75,217,188
325,000,000	United States Treasury Note	2.125	03/31/24	346,950,195
174,000,000	United States Treasury Note	2.250	04/30/24	186,764,532
111,500,000	United States Treasury Note	2.000	05/31/24	118,830,254
152,000,000	United States Treasury Note	1.750	06/30/24	160,799,374
212,000,000	United States Treasury Note	1.750	07/31/24	224,504,689

139

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$22,000,000	United States Treasury Note	1.250%	08/31/24	$22,886,016
81,000,000	United States Treasury Note	1.500	09/30/24	85,135,430
90,500,000	United States Treasury Note	1.500	10/31/24	95,191,153
40,005,000	United States Treasury Note	2.250	11/15/24	43,317,914
61,900,000	United States Treasury Note	1.500	11/30/24	65,164,258
75,000,000	United States Treasury Note	1.750	12/31/24	79,810,547
40,000,000	United States Treasury Note	2.250	12/31/24	43,407,812
13,000,000	United States Treasury Note	1.375	01/31/25	13,636,797
40,000,000	United States Treasury Note	1.250	02/28/25	41,557,812
73,000,000	United States Treasury Note	0.500	03/31/25	73,826,953
8,000,000	United States Treasury Note	2.625	03/31/25	8,850,938
50,000,000	United States Treasury Note	0.375	04/30/25	50,287,110
134,000,000	United States Treasury Note	0.250	06/30/25	133,916,250
110,000,000	United States Treasury Note	0.250	07/31/25	109,896,875
54,000,000	United States Treasury Note	0.250	08/31/25	53,945,157
20,000,000	United States Treasury Note	2.750	08/31/25	22,412,500
40,000,000	United States Treasury Note	0.250	09/30/25	39,946,875
30,000,000	United States Treasury Note	3.000	09/30/25	34,041,797
30,000,000	United States Treasury Note	2.250	11/15/25	32,970,703
50,000,000	United States Treasury Note	2.250	03/31/26	55,222,656
30,000,000	United States Treasury Note	1.625	05/15/26	32,135,156
71,000,000	United States Treasury Note	1.625	09/30/26	76,255,664
10,000,000	United States Treasury Note	1.625	10/31/26	10,744,922
89,500,000	United States Treasury Note	1.750	12/31/26	96,988,633
5,000,000	United States Treasury Note	0.500	06/30/27	5,017,578
46,000,000	United States Treasury Note	2.250	08/15/27	51,590,078
48,800,000	United States Treasury Note	2.750	02/15/28	56,764,312
66,000,000	United States Treasury Note	2.875	05/15/28	77,647,969
85,000,000	United States Treasury Note	3.125	11/15/28	102,381,836
50,000,000	United States Treasury Note	2.625	02/15/29	58,390,625
92,000,000	United States Treasury Note	2.375	05/15/29	105,853,906
22,000,000	United States Treasury Note	1.625	08/15/29	23,945,625
117,000,000	United States Treasury Note	1.500	02/15/30	126,195,469
53,000,000	United States Treasury Note	0.625	05/15/30	52,809,531
33,000,000	United States Treasury Note	0.625	08/15/30	32,809,219
57,000,000	United States Treasury Note	1.000	05/15/40	56,100,469
36,500,000	United States Treasury Note	1.125	08/15/40	35,815,625
35,850,000	United States Treasury Note	1.250	05/15/50	33,973,477
49,000,000	United States Treasury Note	1.375	08/15/50	47,943,437
	TOTAL U.S. TREASURY SECURITIES			6,401,010,733

	TOTAL GOVERNMENT BONDS			12,147,637,244
	(Cost $11,366,195,222)

STRUCTURED ASSETS - 2.7%

ASSET BACKED - 0.7%
272,375	American Airlines Pass Through Trust	4.000	07/15/25	226,360
	Series - 2013 1 (Class A)
210,472	American Airlines Pass Through Trust	3.700	10/01/26	174,823
	Series - 2014 1 (Class A)
225,713	American Airlines Pass Through Trust	3.375	05/01/27	185,600
	Series - 2015 1 (Class A)

140

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$157,372	American Airlines Pass Through Trust	3.600%	09/22/27	$150,873
	Series - 2015 2 (Class AA)
161,874	American Airlines Pass Through Trust	3.575	01/15/28	155,310
	Series - 2016 1 (Class AA)
478,400	American Airlines Pass Through Trust	3.200	06/15/28	449,560
	Series - 2016 2 (Class AA)
248,625	American Airlines Pass Through Trust	3.650	02/15/29	239,067
	Series - 2017 1 (Class AA)
723,924	American Airlines Pass Through Trust	3.150	02/15/32	682,387
	Series - 2019 1 (Class )
1,000,000	American Express Credit Account Master Trust	2.870	10/15/24	1,038,449
	Series - 2019 1 (Class A)
4,250,000	American Express Credit Account Master Trust	2.670	11/15/24	4,409,616
	Series - 2019 2 (Class A)
1,325,000	AmeriCredit Automobile Receivables Trust	2.600	09/18/23	1,354,247
	Series - 2017 4 (Class C)
1,000,000	AmeriCredit Automobile Receivables Trust	2.970	11/20/23	1,019,370
	Series - 2019 1 (Class A3)
1,000,000	AmeriCredit Automobile Receivables Trust	1.110	08/19/24	1,010,481
	Series - 2020 1 (Class A3)
500,000	AmeriCredit Automobile Receivables Trust	1.480	01/21/25	508,489
	Series - 2020 1 (Class B)
1,500,000	BMW Vehicle Lease Trust	3.360	03/21/22	1,515,202
	Series - 2018 1 (Class A4)
10,000,000	Cantor Commercial Real Estate Lending	3.523	05/15/52	11,498,104
	Series - 2019 CF1 (Class A4)
6,000,000	Cantor Commercial Real Estate Lending	3.623	05/15/52	6,488,684
	Series - 2019 CF1 (Class A2)
2,500,000	Capital One Multi-Asset Execution Trust	2.840	12/15/24	2,587,850
	Series - 2019 A1 (Class A1)
2,500,000	Capital One Multi-Asset Execution Trust	2.060	08/15/28	2,686,390
	Series - 2019 A3 (Class A3)
1,700,000	Capital One Prime Auto Receivables Trust	2.510	11/15/23	1,738,572
	Series - 2019 1 (Class A3)
2,000,000	CarMax Auto Owner Trust	2.220	11/15/22	2,027,354
	Series - 2017 3 (Class A4)
517,429	CarMax Auto Owner Trust	2.480	11/15/22	522,034
	Series - 2018 1 (Class A3)
575,000	CarMax Auto Owner Trust	2.410	12/15/22	583,480
	Series - 2017 2 (Class B)
1,000,000	CarMax Auto Owner Trust	1.700	11/15/24	1,023,531
	Series - 2020 2 (Class A3)
1,000,000	CarMax Auto Owner Trust	2.770	12/16/24	1,050,457
	Series - 2019 2 (Class A4)
3,337	CenterPoint Energy Transition Bond Co II LLC	2.161	10/15/21	3,340
	Series - 2012 1 (Class A2)
1,500,000	Chase Issuance Trust	2.770	03/15/23	1,517,612
	Series - 2014 A2 (Class A2)
1,000,000	Chase Issuance Trust	2.160	09/15/24	1,036,806
	Series - 2012 A7 (Class A7)
2,000,000	CitiBank Credit Card Issuance Trust	2.880	01/23/23	2,016,232
	Series - 2014 A1 (Class A1)
1,250,000	CitiBank Credit Card Issuance Trust	2.190	11/20/23	1,277,663
	Series - 2016 A2 (Class A2)

141

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000		DBJPMortgage Trust	1.900%	09/15/53	$5,172,807
		Series - 2020 C9 (Class A2)
500,000		Drive Auto Receivables Trust	0.830	05/15/24	502,228
		Series - 2020 2 (Class A3)
500,000		Drive Auto Receivables Trust	1.420	03/17/25	505,762
		Series - 2020 2 (Class B)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	3,093,112
		Series - 2012 K023 (Class A2)
135,652		FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	138,457
		Series - 2013 K030 (Class A1)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	518,371
		Series - 2013 K026 (Class A2)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	520,833
		Series - 2013 K027 (Class A2)
35,105		FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	36,008
		Series - 2013 K034 (Class A1)
3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060	07/25/23	3,189,959
		Series - 2013 K033 (Class A2)
1,750,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	1,884,126
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,626,722
		Series - 2014 K036 (Class A2)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	3.023	01/25/25	3,286,924
		Series - 2015 K045 (Class A2)
1,000,000		Ford Credit Auto Lease Trust	0.620	08/15/23	1,004,276
		Series - 2020 B (Class A3)
1,000,000		Ford Credit Auto Lease Trust	0.690	10/15/23	1,003,481
		Series - 2020 B (Class A4)
500,000		Ford Credit Auto Lease Trust	1.000	11/15/23	502,399
		Series - 2020 B (Class B)
3,000,000		Ford Credit Auto Owner Trust	2.230	10/15/23	3,061,271
		Series - 2019 B (Class A3)
2,350,000		Ford Credit Floorplan Master Owner Trust	2.230	09/15/24	2,429,002
		Series - 2019 3 (Class A1)
850,000		Ford Credit Floorplan Master Owner Trust	2.440	09/15/26	902,821
		Series - 2019 4 (Class A)
1,400,000		GM Financial Automobile Leasing Trust	3.300	07/20/22	1,407,873
		Series - 2018 3 (Class A4)
1,000,000		GM Financial Consumer Automobile Receivables Trust	2.710	08/16/24	1,047,675
		Series - 2019 2 (Class A4)
500,000		GM Financial Consumer Automobile Receivables Trust	1.490	12/16/24	509,944
		Series - 2020 2 (Class A3)

142

TIAA-CREF FUNDS – Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	GM Financial Leasing Trust	0.450%	08/21/23	$999,143
	Series - 2020 3 (Class A3)
1,000,000	GM Financial Leasing Trust	0.510	10/21/24	999,896
	Series - 2020 3 (Class A4)
2,000,000	Honda Auto Receivables Owner Trust	2.520	06/21/23	2,050,100
	Series - 2019 2 (Class A3)
2,068,000	Honda Auto Receivables Owner Trust	3.160	08/19/24	2,128,495
	Series - 2018 2 (Class A4)
169,577	Hyundai Auto Receivables Trust	1.770	01/18/22	169,845
	Series - 2017 B (Class A3)
1,500,000	Hyundai Auto Receivables Trust	1.960	02/15/23	1,511,641
	Series - 2017 B (Class A4)
2,000,000	Hyundai Auto Receivables Trust	3.030	11/17/25	2,097,897
	Series - 2019 A (Class C)
1,000,000	Mercedes-Benz Auto Lease Trust	0.400	11/15/23	1,000,030
	Series - 2020 B (Class A3)
250,000	Mercedes-Benz Auto Lease Trust	0.500	06/15/26	249,953
	Series - 2020 B (Class A4)
2,000,000	Nissan Auto Receivables Owner Trust	2.900	10/16/23	2,047,012
	Series - 2019 A (Class A3)
2,000,000	Nissan Auto Receivables Owner Trust	2.500	11/15/23	2,049,503
	Series - 2019 B (Class A3)
500,000	Santander Drive Auto Receivables Trust	0.520	07/15/24	500,970
	Series - 2020 3 (Class A3)
500,000	Santander Drive Auto Receivables Trust	0.690	03/17/25	500,167
	Series - 2020 3 (Class B)
2,000,000	Synchrony Card Funding LLC	2.340	06/15/25	2,063,238
	Series - 2019 A2 (Class A)
2,160,000	Toyota Auto Receivables Owner Trust	1.360	08/15/24	2,200,332
	Series - 2020 B (Class A3)
210,842	United Airlines Pass Through Trust	4.300	08/15/25	203,408
	Series - 2013 1 (Class A)
215,430	United Airlines Pass Through Trust	3.750	09/03/26	203,605
	Series - 2014 2 (Class A)
161,318	United Airlines Pass Through Trust	3.450	12/01/27	158,046
	Series - 2015 1 (Class AA)
168,340	United Airlines Pass Through Trust	3.100	07/07/28	164,804
	Series - 2016 1 (Class AA)
168,341	United Airlines Pass Through Trust	3.450	07/07/28	139,992
	Series - 2016 1 (Class A)
347,138	United Airlines Pass Through Trust	2.875	10/07/28	329,639
	Series - 2016 2 (Class A)
1,362,366	United Airlines Pass Through Trust	3.500	03/01/30	1,290,162
	Series - 2018 1 (Class AA)
346,283	United Airlines Pass Through Trust	4.150	08/25/31	345,288
	Series - 2019 1 (Class AA)
250,000	United Airlines Pass Through Trust	2.700	05/01/32	236,354
	Series - 2019 2 (Class )
111,634	US Airways Pass Through Trust	4.625	06/03/25	92,503
	Series - 2012 2 (Class A)
185,028	US Airways Pass Through Trust	3.950	11/15/25	152,204
	Series - 2013 1 (Class A)
10,000,000	Wells Fargo Commercial Mortgage Trust	1.864	08/15/53	10,111,015
	Series - 2020 C57 (Class A3)
	TOTAL ASSET BACKED			115,517,236
143

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
OTHER MORTGAGE BACKED - 2.0%
$2,000,000		BANK	3.538%	11/15/54	$2,278,770
		Series - 2017 BNK9 (Class A4)
1,500,000		BANK	3.390	06/15/60	1,689,132
		Series - 2017 BNK5 (Class A5)
5,000,000		BANK	3.641	02/15/61	5,586,449
		Series - 2018 BN10 (Class ASB)
2,000,000	i	BANK	3.898	02/15/61	2,291,144
		Series - 2018 BN10 (Class AS)
8,000,000		BANK	3.584	05/15/62	9,238,670
		Series - 2019 BN18 (Class A4)
5,000,000		BANK	1.584	03/15/63	5,029,251
		Series - 2020 BN28 (Class A3)
3,000,000		Barclays Commercial Mortgage Trust	3.674	02/15/50	3,427,163
		Series - 2017 C1 (Class A4)
12,500,000		Barclays Commercial Mortgage Trust	2.690	02/15/53	13,171,104
		Series - 2020 C6 (Class A2)
2,000,000	i	Benchmark Mortgage Trust	4.510	05/15/53	2,441,118
		Series - 2018 B7 (Class A4)
3,000,000		BENCHMARK Mortgage Trust	3.571	01/15/51	3,123,344
		Series - 2018 B1 (Class A2)
1,000,000	i	BENCHMARK Mortgage Trust	3.878	01/15/51	1,138,776
		Series - 2018 B1 (Class AM)
1,000,000		BENCHMARK Mortgage Trust	3.976	07/15/51	1,067,155
		Series - 2018 B4 (Class A2)
1,000,000	i	BENCHMARK Mortgage Trust	4.713	07/15/51	1,002,455
		Series - 2018 B4 (Class C)
5,850,000		BENCHMARK Mortgage Trust	3.542	05/15/52	6,763,154
		Series - 2019 B11 (Class A5)
1,000,000	i	BENCHMARK Mortgage Trust	2.944	02/15/53	1,091,686
		Series - 2020 B16 (Class AM)
1,500,000	i	BENCHMARK Mortgage Trust	3.176	02/15/53	1,609,661
		Series - 2020 B16 (Class B)
1,500,000	i	BENCHMARK Mortgage Trust	3.655	02/15/53	1,484,732
		Series - 2020 B16 (Class C)
5,000,000		BENCHMARK Mortgage Trust	1.925	07/15/53	5,171,653
		Series - 2020 B18 (Class A5)
5,000,000		BENCHMARK Mortgage Trust	2.914	12/15/72	5,244,275
		Series - 2019 B15 (Class A2)
1,000,000	i	CD Commercial Mortgage Trust	3.526	11/10/49	1,124,992
		Series - 2016 CD2 (Class A4)
2,000,000		CD Commercial Mortgage Trust	3.631	02/10/50	2,266,162
		Series - 2017 CD3 (Class A4)
1,000,000		CD Commercial Mortgage Trust	3.025	08/15/50	1,025,090
		Series - 2017 CD5 (Class A2)
2,500,000		CD Commercial Mortgage Trust	3.431	08/15/50	2,816,028
		Series - 2017 CD5 (Class A4)
1,750,000		CD Commercial Mortgage Trust	4.279	08/15/51	2,086,530
		Series - 2018 CD7 (Class A4)
1,000,000	i	CD Mortgage Trust	3.684	08/15/50	1,119,000
		Series - 2017 CD5 (Class AS)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,102,431

		Series - 2013 GC11 (Class AS)
144

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$755,000		Citigroup Commercial Mortgage Trust	4.023%	03/10/47	$821,034
		Series - 2014 GC19 (Class A4)
440,887		Citigroup Commercial Mortgage Trust	3.622	07/10/47	478,964
		Series - 2014 GC23 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.635	10/10/47	545,779
		Series - 2014 GC25 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.137	02/10/48	1,081,084
		Series - 2015 GC27 (Class A5)
1,000,000		Citigroup Commercial Mortgage Trust	3.571	02/10/48	1,076,334
		Series - 2015 GC27 (Class AS)
1,000,000		Citigroup Commercial Mortgage Trust	3.616	02/10/49	1,120,979
		Series - 2016 GC36 (Class A5)
2,000,000		Citigroup Commercial Mortgage Trust	3.314	04/10/49	2,211,677
		Series - 2016 GC37 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.576	04/10/49	547,344
		Series - 2016 GC37 (Class AS)
1,500,000		Citigroup Commercial Mortgage Trust	2.832	08/10/49	1,619,419
		Series - 2016 C2 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.465	09/15/50	1,136,657
		Series - 2017 P8 (Class A4)
2,000,000		Citigroup Commercial Mortgage Trust	4.074	06/10/51	2,123,949
		Series - 2018 C5 (Class A2)
1,480,000		Citigroup Commercial Mortgage Trust	3.778	09/10/58	1,656,194
		Series - 2015 GC33 (Class A4)
580,000		COMM Mortgage Trust	4.063	12/10/44	598,795
		Series - 2012 LC4 (Class AM)
80,833		COMM Mortgage Trust	2.752	08/15/45	81,289
		Series - 2012 CR2 (Class ASB)
320,949		COMM Mortgage Trust	2.941	01/10/46	333,227
		Series - 2013 LC6 (Class A4)
320,069		COMM Mortgage Trust	3.213	03/10/46	334,769
		Series - 2013 CR7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,087,735
		Series - 2013 CR12 (Class A4)
295,009		COMM Mortgage Trust	2.928	02/10/47	298,750
		Series - 2014 CR15 (Class A2)
2,750,000		COMM Mortgage Trust	3.955	02/10/47	2,956,219
		Series - 2014 CR14 (Class A3)
500,000		COMM Mortgage Trust	3.961	03/10/47	545,849
		Series - 2014 UBS2 (Class A5)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,096,808
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,093,133
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,093,508
		Series - 2014 UBS4 (Class A5)
924,000		COMM Mortgage Trust	3.326	11/10/47	986,716
		Series - 2014 CR20 (Class A3)
1,000,000		COMM Mortgage Trust	3.590	11/10/47	1,090,393
		Series - 2014 CR20 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.339	12/10/47	1,064,487
		Series - 2014 CR21 (Class B)
3,150,000		COMM Mortgage Trust	3.183	02/10/48	3,414,480

		Series - 2015 LC19 (Class A4)
145

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	i	COMM Mortgage Trust	4.377%	02/10/48	$1,017,170
		Series - 2015 LC19 (Class C)
1,700,000		COMM Mortgage Trust	3.708	07/10/48	1,879,850
		Series - 2015 LC21 (Class A4)
966,243		COMM Mortgage Trust	3.432	08/10/48	1,064,149
		Series - 2015 CR24 (Class A4)
1,000,000		COMM Mortgage Trust	3.759	08/10/48	1,118,540
		Series - 2015 CR25 (Class A4)
1,057,386		COMM Mortgage Trust	3.221	10/10/48	1,063,999
		Series - 2015 LC23 (Class A2)
1,500,000		COMM Mortgage Trust	3.774	10/10/48	1,684,179
		Series - 2015 LC23 (Class A4)
500,000		COMM Mortgage Trust	4.258	08/10/50	544,359
		Series - 2013 CR11 (Class A4)
5,000,000		COMM Mortgage Trust	2.827	08/15/57	5,315,102
		Series - 2019 GC44 (Class A2)
3,000,000		COMM Mortgage Trust	3.263	08/15/57	3,338,520
		Series - 2019 GC44 (Class AM)
650,000	i	CSAIL Commercial Mortgage Trust	5.088	01/15/49	677,242
		Series - 2016 C6 (Class C)
2,000,000	i	CSAIL Commercial Mortgage Trust	4.224	08/15/51	2,377,467
		Series - 2018 CX12 (Class A4)
10,000,000		CSAIL Commercial Mortgage Trust	4.053	03/15/52	11,661,291
		Series - 2019 C15 (Class A4)
2,000,000		DBGS Mortgage Trust	4.358	10/15/51	2,179,713
		Series - 2018 C1 (Class A2)
5,790,000		DBGS Mortgage Trust	4.466	10/15/51	6,978,934
		Series - 2018 C1 (Class A4)
2,000,000		DBJPM	2.691	05/10/49	2,011,677
		Series - 2016 C1 (Class A2)
3,500,000		DBJPM	3.276	05/10/49	3,862,811
		Series - 2016 C1 (Class A4)
1,000,000		DBJPM	3.539	05/10/49	1,093,865
		Series - 2016 C1 (Class AM)
1,590,000		DBJPM	3.328	06/10/50	1,788,047
		Series - 2017 C6 (Class A5)
74,907		GS Mortgage Securities Corp II	3.314	01/10/45	75,428
		Series - 2012 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	311,317
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	311,034
		Series - 2013 GC10 (Class AS)
800,000		GS Mortgage Securities Corp II	3.382	05/10/50	874,028
		Series - 2015 GC30 (Class A4)
498,119		GS Mortgage Securities Trust	3.482	01/10/45	508,225
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	200,215
		Series - 2012 GCJ7 (Class B)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	522,185
		Series - 2013 GC12 (Class A4)
345,848		GS Mortgage Securities Trust	3.813	11/10/46	362,518
		Series - 2013 GC16 (Class AAB)

146

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		GS Mortgage Securities Trust	4.074%	01/10/47	$1,083,309
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.964	11/10/47	1,638,956
		Series - 2014 GC26 (Class AS)
1,900,000		GS Mortgage Securities Trust	3.136	02/10/48	2,054,992
		Series - 2015 GC28 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.178	11/10/49	1,641,200
		Series - 2016 GS4 (Class A3)
1,350,000	i	GS Mortgage Securities Trust	3.918	11/10/49	1,225,105
		Series - 2016 GS4 (Class C)
1,000,000		GS Mortgage Securities Trust	2.945	08/10/50	1,030,146
		Series - 2017 GS7 (Class A2)
1,500,000		GS Mortgage Securities Trust	3.430	08/10/50	1,695,820
		Series - 2017 GS7 (Class A4)
1,000,000		GS Mortgage Securities Trust	3.872	02/10/52	1,078,135
		Series - 2019 GC38 (Class A2)
2,500,000		GS Mortgage Securities Trust	3.968	02/10/52	2,926,867
		Series - 2019 GC38 (Class A4)
500,000	i	GS Mortgage Securities Trust	4.309	02/10/52	563,859
		Series - 2019 GC38 (Class B)
2,500,000		GS Mortgage Securities Trust	2.898	02/13/53	2,676,622
		Series - 2020 GC45 (Class A2)
4,000,000	i	GS Mortgage Securities Trust	3.173	02/13/53	4,459,236
		Series - 2020 GC45 (Class AS)
2,000,000	i	GS Mortgage Securities Trust	3.405	02/13/53	2,129,677
		Series - 2020 GC45 (Class B)
2,000,000		GS Mortgage Securities Trust	2.125	05/12/53	2,097,091
		Series - 2020 GC47 (Class A4)
4,000,000		GS Mortgage Securities Trust	2.377	05/12/53	4,275,687
		Series - 2020 GC47 (Class A5)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.324	05/15/45	254,315
		Series - 2012 C6 (Class D)
279,511		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	285,431
		Series - 2012 CBX (Class A4)
410,544	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	440,795
		Series - 2013 C13 (Class A4)
1,500,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.960	04/15/46	1,566,945
		Series - 2013 LC11 (Class A5)
77,168		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	78,608
		Series - 2011 C5 (Class A3)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	545,189
		Series - 2013 C16 (Class A4)
206,697		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	211,116
		Series - 2013 C10 (Class ASB)
238,547		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	245,932
		Series - 2012 LC9 (Class A5)

147

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$492,248		JP Morgan Chase Commercial Mortgage Securities Corp	3.143%	12/15/47	$514,306
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	598,981
		Series - 2013 C10 (Class AS)
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.822	08/15/49	1,084,004
		Series - 2016 JP2 (Class A4)
1,400,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.109	07/15/50	1,479,886
		Series - 2017 JP6 (Class A3)
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.038	09/15/50	1,031,406
		Series - 2017 JP7 (Class A2)
2,500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.454	09/15/50	2,835,587
		Series - 2017 JP7 (Class A5)
2,150,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.219	06/13/52	2,422,442
		Series - 2019 COR5 (Class ASB)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.801	09/15/47	2,193,171
		Series - 2014 C22 (Class A4)
1,875,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	1,947,999
		Series - 2015 C29 (Class B)
2,700,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	2,931,889
		Series - 2015 C28 (Class A4)
1,100,000		JPMBB Commercial Mortgage Securities Trust	3.532	10/15/48	1,188,419
		Series - 2015 C28 (Class AS)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.770	12/15/48	2,252,969
		Series - 2015 C33 (Class A4)
1,000,000		JPMBB Commercial Mortgage Securities Trust	3.576	03/15/49	1,119,462
		Series - 2016 C1 (Class A5)
500,000		JPMBB Commercial Mortgage Securities Trust	3.970	03/15/49	557,064
		Series - 2016 C1 (Class AS)
500,000	i	JPMBB Commercial Mortgage Securities Trust	4.895	03/15/49	554,291
		Series - 2016 C1 (Class B)
1,000,000	i	JPMDB Commercial Mortgage Securities Trust	3.990	06/15/49	1,037,867
		Series - 2016 C2 (Class B)
5,922,824		JPMDB Commercial Mortgage Securities Trust	3.141	12/15/49	6,549,202
		Series - 2016 C4 (Class A3)
5,000,000		JPMDB Commercial Mortgage Securities Trust	2.946	11/13/52	5,358,915
		Series - 2019 COR6 (Class A2)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	62,275
		Series - 2013 C7 (Class A4)
551,553		Morgan Stanley Bank of America Merrill Lynch Trust	2.834	05/15/46	572,579
		Series - 2013 C9 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	1,307,533
		Series - 2013 C9 (Class A4)

148

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456%	05/15/46	$521,759
		Series - 2013 C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	245,986
		Series - 2013 C9 (Class B)
111,996		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	116,315
		Series - 2013 C12 (Class ASB)
224,113		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	224,824
		Series - 2014 C14 (Class A3)
934,898		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	982,434
		Series - 2014 C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,175,504
		Series - 2014 C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	3,790,146
		Series - 2015 C20 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306	04/15/48	1,085,550
		Series - 2015 C22 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.732	05/15/48	1,115,764
		Series - 2015 C24 (Class A4)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.134	12/15/48	3,135,589
		Series - 2013 C8 (Class A4)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.599	05/15/50	2,261,832
		Series - 2017 C33 (Class A5)
1,250,000		Morgan Stanley Capital I Trust	3.244	03/15/45	1,271,984
		Series - 2012 C4 (Class A4)
535,000		Morgan Stanley Capital I Trust	3.594	03/15/49	592,352
		Series - 2016 UBS9 (Class A4)
1,000,000		Morgan Stanley Capital I Trust	3.997	07/15/51	1,070,502
		Series - 2018 H3 (Class A2)
1,000,000	i	Morgan Stanley Capital I Trust	5.012	07/15/51	1,032,839
		Series - 2018 H3 (Class C)
1,500,000	i	Morgan Stanley Capital I Trust	4.238	10/15/51	1,753,298
		Series - 2018 L1 (Class ASB)
2,000,000		Morgan Stanley Capital I Trust	4.288	10/15/51	2,179,110
		Series - 2018 L1 (Class A2)
1,500,000	i	Morgan Stanley Capital I Trust	4.407	10/15/51	1,799,121
		Series - 2018 L1 (Class A4)
1,000,000		Morgan Stanley Capital I Trust	4.071	03/15/52	1,178,806
		Series - 2019 L2 (Class A4)
5,000,000		Morgan Stanley Capital I Trust	3.224	06/15/52	5,627,344
		Series - 2019 H6 (Class ASB)
750,000		Morgan Stanley Capital I Trust	3.417	06/15/52	852,817
		Series - 2019 H6 (Class A4)
5,000,000		Morgan Stanley Capital I Trust	1.790	07/15/53	5,083,922

		Series - 2020 HR8 (Class A3)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,564,961
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	523,599
		Series - 2013 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,030,572
		Series - 2012 C2 (Class A4)
326,470		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	331,499
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	101,771
		Series - 2012 C1 (Class B)
1,000,000		UBS Commercial Mortgage Trust	2.998	08/15/50	1,031,873
		Series - 2017 C3 (Class A2)
149

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		UBS Commercial Mortgage Trust	3.426%	08/15/50	$1,685,923
		Series - 2017 C3 (Class A4)
1,000,000	i	UBS Commercial Mortgage Trust	3.739	08/15/50	1,111,241
		Series - 2017 C3 (Class AS)
1,000,000		UBS Commercial Mortgage Trust	3.147	10/15/50	1,034,904
		Series - 2017 C4 (Class A2)
5,000,000		UBS Commercial Mortgage Trust	3.713	02/15/51	5,229,754
		Series - 2018 C8 (Class A2)
11,000,000		UBS Commercial Mortgage Trust	4.313	05/15/51	12,945,945
		Series - 2018 C10 (Class A4)
2,000,000		UBS Commercial Mortgage Trust	4.296	08/15/51	2,386,958
		Series - 2018 C12 (Class A5)
2,400,000	i	UBS Commercial Mortgage Trust	5.446	12/15/51	2,435,067
		Series - 2018 C14 (Class C)
875,000	i	Wells Fargo Commercial Mortgage Trust	3.872	05/15/48	962,108
		Series - 2015 C28 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.695	11/15/48	2,236,596
		Series - 2015 C31 (Class A4)
480,000	i	Wells Fargo Commercial Mortgage Trust	4.224	12/15/48	507,348
		Series - 2015 NXS4 (Class B)
2,000,000		Wells Fargo Commercial Mortgage Trust	2.652	08/15/49	2,113,869
		Series - 2016 BNK1 (Class A3)
500,000		Wells Fargo Commercial Mortgage Trust	2.967	08/15/49	494,721
		Series - 2016 BNK1 (Class B)
1,000,000		Wells Fargo Commercial Mortgage Trust	3.377	11/15/49	1,097,003
		Series - 2016 NXS6 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	4.152	08/15/51	2,348,765
		Series - 2018 C46 (Class A4)
2,700,000		Wells Fargo Commercial Mortgage Trust	3.760	03/15/52	3,092,590
		Series - 2019 C49 (Class A4)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.635	05/15/52	2,291,935
		Series - 2019 C50 (Class ASB)
3,250,000		Wells Fargo Commercial Mortgage Trust	4.192	05/15/52	3,388,470
		Series - 2019 C50 (Class B)
10,000,000		Wells Fargo Commercial Mortgage Trust	3.040	10/15/52	11,190,649
		Series - 2019 C53 (Class A4)
117,000		Wells Fargo Commercial Mortgage Trust	3.896	03/15/59	116,515
		Series - 2016 C33 (Class C)
600,000		WFRBS Commercial Mortgage Trust	3.337	06/15/46	633,181
		Series - 2013 C14 (Class A5)
1,075,000		WF-RBS Commercial Mortgage Trust	3.037	03/15/45	1,114,366
		Series - 2013 C11 (Class A4)
250,000	i	WF-RBS Commercial Mortgage Trust	4.965	06/15/45	182,404
		Series - 2012 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	412,077
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	764,531
		Series - 2012 C10 (Class AS)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	483,821
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,068,235
		Series - 2014 C19 (Class B)

150

TIAA-CREF FUNDS – Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		WF-RBS Commercial Mortgage Trust	3.198%	03/15/48	$524,101
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			344,047,792

		TOTAL STRUCTURED ASSETS			459,565,028
		(Cost $434,541,609)

		TOTAL BONDS			17,414,606,400
		(Cost $16,161,040,232)

SHORT-TERM INVESTMENTS - 2.4%

GOVERNMENT AGENCY DEBT - 1.1%
32,311,000		Federal Home Loan Bank (FHLB)	0.080	10/22/20	32,309,869
12,644,000		FHLB	0.090	10/23/20	12,643,536
27,025,000		FHLB	0.080-0.095	10/28/20	27,023,784
22,190,000		FHLB	0.080	11/04/20	22,188,533
24,939,000		FHLB	0.080-0.090	11/13/20	24,936,915
26,525,000		FHLB	0.090	11/20/20	26,522,421
31,965,000		FHLB	0.090-0.105	12/16/20	31,958,927
12,174,000		FHLB	0.100	01/20/21	12,170,622
		TOTAL GOVERNMENT AGENCY DEBT			189,754,607

REPURCHASE AGREEMENT - 0.1%
9,965,000	r	Fixed Income Clearing Corp (FICC)	0.070	10/01/20	9,965,000
		TOTAL REPURCHASE AGREEMENT			9,965,000

TREASURY DEBT - 1.2%
30,000,000		United States Cash Management Bill	0.080	10/13/20	29,999,313
12,833,000		United States Cash Management Bill	0.086	11/17/20	12,831,408
50,000,000		United States Treasury Bill	0.140	10/01/20	50,000,000
20,000,000		United States Treasury Bill	0.060	10/06/20	19,999,812
10,000,000		United States Treasury Bill	0.082	11/05/20	9,999,101
21,465,000		United States Treasury Bill	0.091	11/27/20	21,461,602
47,730,000		United States Treasury Bill	0.095	12/24/20	47,717,749
25,000,000		United States Treasury Bill	0.095	01/21/21	24,991,833
		TOTAL TREASURY DEBT			217,000,818

		TOTAL SHORT-TERM INVESTMENTS			416,720,425
		(Cost $416,719,380)
		TOTAL INVESTMENTS - 101.9%			17,831,326,825
		(Cost $16,577,759,612)
		OTHER ASSETS & LIABILITIES, NET - (1.9)%			(329,072,468)
		NET ASSETS - 100.0%			$17,502,254,357
151

TIAA-CREF FUNDS – Bond Index Fund

Abbreviation(s):
DGS1	1-Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2020, the aggregate value of these securities is $159,989,711 or 0.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $9,965,000 on 10/01/20, collateralized by U.S. Treasury Notes valued at $10,164,387.
152

TIAA-CREF FUNDS – Core Bond Fund

TIAA-CREF FUNDS

CORE BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.8%

AUTOMOBILES & COMPONENTS - 0.0%
$992,481	i	Clarios Global LP	LIBOR 1 M + 3.500%	3.647%	04/30/26	$965,495
989,796	i	Gates Global LLC	LIBOR 1 M + 2.750%	3.750	04/01/24	973,712
		TOTAL AUTOMOBILES & COMPONENTS				1,939,207

CAPITAL GOODS - 0.1%
701,491	i	Avolon TLB Borrower US LLC	LIBOR 3 M + 1.750%	2.500	01/15/25	680,930
920,375	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.500%	2.250	02/12/27	881,913
1,000,000	h,i	Cornerstone Building Brands, Inc	LIBOR 1 M + 3.750%	3.975	04/12/25	979,690
997,500	i	Gardner Denver, Inc	LIBOR 1 M + 2.750%	2.897	03/01/27	982,328
589,990	i	Prometric Holdings Inc	LIBOR 1 M + 3.000%	4.000	01/29/25	547,216
1,466,307	i	TransDigm, Inc	LIBOR 1 M + 2.250%	2.397	08/22/24	1,385,498
480,264	i	TransDigm, Inc	LIBOR 1 M + 2.250%	2.397	12/09/25	453,249
		TOTAL CAPITAL GOODS				5,910,824

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
2,158,688	i	Allied Universal Holdco LLC	LIBOR 1 M + 4.250%	4.397	07/10/26	2,132,481
486,244	i	Brightview Landscapes LLC	LIBOR 3 M + 2.500%	2.688	08/15/25	480,774
1,368,182	i	Clean Harbors, Inc	LIBOR 3 M + 1.750%	1.897	06/28/24	1,363,393
1,594,190	i	Filtration Group Corp	LIBOR 3 M + 3.000%	3.147	03/28/25	1,560,568
2,179,953	h,i	GFL Environmental, Inc	LIBOR 3 M + 3.000%	4.000	05/30/25	2,167,963
121,926	i	Gopher Sub, Inc	LIBOR 3 M + 3.000%	3.750	02/03/25	116,821
258,427	i	KAR Auction Services, Inc	LIBOR 1 M + 2.250%	2.438	09/19/26	248,737
795,918	i	Packers Holdings LLC	LIBOR 3 M + 3.250%	4.000	12/04/24	780,000
2,354,842	h,i	Prime Security Services Borrower LLC	LIBOR 1 and 3 M + 3.250%	4.250	09/23/26	2,330,869
1,484,887	i	Sedgwick Claims Management Services, Inc	LIBOR 3 M + 3.250%	3.397	12/31/25	1,430,139
1,860,675	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	4.250	11/14/22	1,819,814
1,434,009	i	Syneos Health Inc	LIBOR 3 M + 2.000%	1.897	08/01/24	1,400,396
1,389,188	i	Trans Union LLC	LIBOR 1 M + 1.750%	1.897	11/16/26	1,352,500
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				17,184,455

CONSUMER DURABLES & APPAREL - 0.0%
1,080,853	i	Samsonite IP Holdings Sarl	LIBOR 3 M + 1.750%	1.897	04/25/25	1,009,516
		TOTAL CONSUMER DURABLES & APPAREL				1,009,516

CONSUMER SERVICES - 0.1%
1,345,680	i	1011778 BC ULC	LIBOR 1 M + 1.750%	1.897	11/19/26	1,287,923
1,473,282	i	AlixPartners LLP	LIBOR 1 M + 2.500%	2.647	04/04/24	1,435,301
852,457	i	Boyd Gaming Corp	LIBOR 3 M + 2.250%	2.356	09/15/23	827,830
360,000	i	Caesars Resort Collection LLC	LIBOR 1 M + 4.500%	4.647	07/21/25	347,900
388,301	i,q	CDS US Intermediate Holdings, Inc	LIBOR 2 W + 5.500%	6.500	07/08/22	186,757
327,277	i	KUEHG Corp	LIBOR 3 M + 3.750%	4.750	02/21/25	298,539
1,904,671	i	Scientific Games International, Inc	LIBOR 1 and 3 M + 2.750%	2.897	08/14/24	1,787,744
775,000	h,i	Sophia LP	LIBOR 1 M + 3.750%	5.000	09/22/27	769,381
153

TIAA-CREF FUNDS – Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,090,639	i	Sterling Midco Holdings, Inc	LIBOR 3 M + 3.500%	4.500%	06/19/24	$1,872,690
497,539	i	YUM! Brands	LIBOR 1 M + 1.750%	1.900	04/03/25	484,996
		TOTAL CONSUMER SERVICES				9,299,061

DIVERSIFIED FINANCIALS - 0.0%
617,423	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	2.397	03/24/25	594,270
1,375,000	h,i	Reynolds Group Holdings, Inc	Prime 3 M + 1.750%	2.897	02/06/23	1,348,875
		TOTAL DIVERSIFIED FINANCIALS				1,943,145

ENERGY - 0.1%
1,417,875	i	Buckeye Partners LP	LIBOR 1 M + 2.750%	2.897	11/02/26	1,389,518
641,875	i	ChampionX Holding, Inc	LIBOR 3 M + 5.000%	6.000	06/03/27	637,863
1,932,672	i	Delek US Holdings, Inc	LIBOR 1 M + 2.250%	2.397	03/31/25	1,822,355
		TOTAL ENERGY				3,849,736

FOOD, BEVERAGE & TOBACCO - 0.0%
150,000	i	Froneri US, Inc	LIBOR 1 M + 2.250%	2.397	01/29/27	143,839
992,481	i	Hostess Brands LLC	LIBOR 1 and 3 M + 2.250%	3.000	08/01/25	974,557
1,700,000	h,i	Shearer’s Foods LLC	LIBOR 1 M + 4.000%	4.750	09/15/27	1,686,196
		TOTAL FOOD, BEVERAGE & TOBACCO				2,804,592

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
1,075,689	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.500%	3.500	03/01/24	1,051,658
2,169,563	i	Da Vinci Purchaser Corp	LIBOR 3 M + 4.000%	5.238	01/08/27	2,140,642
1,237,523	i	DaVita, Inc	LIBOR 1 M + 1.750%	1.897	08/12/26	1,213,763
1,772,005	i	Endo Luxembourg Finance I Co Sarl	LIBOR 3 M + 4.250%	5.000	04/29/24	1,683,404
731,335	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	3.906	10/10/25	525,910
989,718	i	ExamWorks Group Inc	LIBOR 3 M + 3.250%	4.250	07/27/23	981,552
1,481,091	i	Gentiva Health Services, Inc	LIBOR 1 M + 3.250%	3.438	07/02/25	1,448,699
237,848	i	Greatbatch Ltd	LIBOR 1 M + 2.500%	3.500	10/27/22	237,030
2,059,438	i	Grifols Worldwide Operations USA, Inc	LIBOR 1 W + 2.000%	2.100	11/15/27	2,014,398
610,172	i	NMN Holdings III Corp	LIBOR 1 M + 3.500%	3.647	11/13/25	581,189
130,897	i	NMN Holdings III Corp	LIBOR 1 M + 3.500%	3.647	11/13/25	124,680
2,322,060	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1 M + 3.750%	3.897	11/16/25	2,252,399
1,946,734	i	Select Medical Corp	LIBOR 3 M + 2.500%	2.780	03/06/25	1,890,765
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				16,146,089

INSURANCE - 0.1%
1,372,105	i	Acrisure LLC	LIBOR 1 M + 3.500%	3.647	02/15/27	1,322,366
375,000	h,i	Alera Group Intermediate Holdings, Inc	LIBOR 1 M + 4.000%	5.000	09/25/25	368,438
1,947,613	i	Asurion LLC	LIBOR 1 M + 3.000%	3.147	11/03/24	1,912,323
1,488,750	i	HUB International Ltd	LIBOR 1 M + 4.000%	5.000	04/25/25	1,481,768
1,997,914	i	NFP Corp	LIBOR 1 M + 3.250%	3.397	02/15/27	1,916,339
1,984,655	i	USI, Inc	LIBOR 3 M + 3.000%	3.220	05/16/24	1,916,839
		TOTAL INSURANCE				8,918,073

MATERIALS - 0.2%
1,300,000	i	Asplundh Tree Expert LLC	LIBOR 1 M + 2.500%	2.655	09/07/27	1,297,569
985,721	i	Atotech Alpha 3 BV	LIBOR 3 M + 3.000%	4.000	01/31/24	968,885
2,325,403	i	Berry Global, Inc	LIBOR 1 M + 2.000%	2.156	10/01/22	2,303,241
1,932,722	i	Chemours Co	LIBOR 1 M + 1.750%	1.900	04/03/25	1,860,245
1,098,128	i	H.B. Fuller Co	LIBOR 3 M + 2.000%	2.156	10/21/24	1,082,074
154

TIAA-CREF FUNDS – Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,000,000	h,i	Illuminate Buyer LLC	LIBOR 1 M + 4.000%	4.308%	06/30/27	$1,981,260
1,748,375	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	2.720	03/01/26	1,709,036
1,500,000	i	PQ Corp	LIBOR 1 M + 2.250%	2.511	02/07/27	1,460,625
334,109	i	Reynolds Consumer Products LLC	LIBOR 1 M + 1.750%	1.906	02/04/27	329,515
287,896	i	Starfruit US Holdco LLC	LIBOR 1 M + 3.000%	3.151	10/01/25	278,335
992,481	i	Tamko Building Products, Inc	LIBOR 3 M + 3.250%	3.397	05/29/26	975,113
1,376,582	i	Tronox Finance LLC	LIBOR 1 and 3 M + 3.000%	3.220	09/23/24	1,352,987
554,982	i	Univar USA, Inc	LIBOR 3 M + 2.250%	2.397	07/01/24	546,890
		TOTAL MATERIALS				16,145,775

MEDIA & ENTERTAINMENT - 0.2%
300,000	i	Banijay Group US Holding, Inc	LIBOR 1 M + 3.750%	3.907	03/04/25	293,250
200,000	h,i	Cablevision Lightpath LLC	LIBOR 3 M + 3.250%	4.250	12/31/27	198,750
1,485,000	i	Diamond Sports Group LLC	LIBOR 1 M + 3.250%	3.400	08/24/26	1,145,930
384,401	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	2.154	10/04/23	376,328
2,294,250	i	Nielsen Finance LLC	LIBOR 1 M + 3.750%	4.750	06/06/25	2,289,661
744,375	i	Pregis TopCo Corp	LIBOR 1 M + 3.750%	3.897	07/31/26	732,837
1,200,000	h,i	Radiate Holdco LLC	LIBOR 1 M + 3.500%	4.250	09/11/26	1,177,500
275,000	i	SkyMiles IP Ltd	LIBOR 1 M + 3.750%	4.750	10/20/27	276,818
769,188	i	Terrier Media Buyer, Inc	LIBOR 1 M + 4.250%	4.397	12/17/26	749,135
644,022	i	Univision Communications, Inc	LIBOR 1 M + 3.750%	4.750	03/15/26	625,854
1,712,500	i	Vertical US Newco, Inc	LIBOR 6 M + 4.250%	4.570	07/31/27	1,696,300
950,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	2.652	01/31/28	920,711
267,406	i	Wand NewCo 3, Inc	LIBOR 1 M + 3.000%	3.147	02/05/26	257,630
		TOTAL MEDIA & ENTERTAINMENT				10,740,704

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
606,250	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	3.647	09/26/24	588,172
982,533	i	Auris Luxembourg III Sarl	LIBOR 3 M + 3.750%	3.897	02/27/26	903,931
2,052,142	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.151	06/02/25	2,008,964
1,302,857	i	Bausch Health Americas, Inc	LIBOR 1 M + 2.750%	2.901	11/27/25	1,270,286
1,989,899	i	Catalent Pharma Solutions, Inc	LIBOR 3 M + 2.250%	3.250	05/18/26	1,977,462
1,277,545	i	Horizon Therapeutics USA, Inc	LIBOR 1 M + 2.000%	2.188	05/22/26	1,263,172
989,556	i	Jaguar Holding Co II	LIBOR 1 M + 2.500%	3.500	08/18/22	985,054
997,169	i	PAREXEL International Corp	LIBOR 3 M + 2.750%	2.897	09/27/24	955,418
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				9,952,459

REAL ESTATE - 0.0%
1,713,916	i	Cushman & Wakefield plc	LIBOR 1 M + 2.750%	2.897	08/21/25	1,649,027
		TOTAL REAL ESTATE				1,649,027

RETAILING - 0.0%
297,750	i	Camelot Finance S.A.	LIBOR 1 M + 3.000%	3.147	10/28/26	291,703
980,057	i	Staples, Inc	LIBOR 3 M + 5.000%	5.251	04/16/26	909,306
		TOTAL RETAILING				1,201,009

SOFTWARE & SERVICES - 0.1%
1,000,000	i	Camelot US Acquisition	LIBOR 3 M + 3.000%	4.250	10/31/26	994,580
671,625	i	Dun & Bradstreet Corp	LIBOR 1 M + 3.750%	3.895	02/06/26	663,901
68,912	i	IQVIA, Inc	LIBOR 1 M + 1.750%	1.897	03/07/24	67,793
411,296	i	NeuStar, Inc	LIBOR 1 M + 3.500%	4.500	08/08/24	385,417
155

TIAA-CREF FUNDS – Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,500,000	h,i	Rackspace Technology Global, Inc	LIBOR 3 M + 3.000%	4.000%	11/03/23	$1,469,820
918,010	i	Rocket Software, Inc	LIBOR 1 M + 4.250%	4.397	11/28/25	898,392
1,750,000	i	Web.com Group Inc	LIBOR 1 M + 3.750%	3.901	10/10/25	1,687,438
		TOTAL SOFTWARE & SERVICES				6,167,341

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
371,250	i	CommScope, Inc	LIBOR 3 M + 3.250%	3.397	04/06/26	361,107
3,255,380	i	Dell International LLC	LIBOR 1 M + 2.000%	2.750	09/19/25	3,238,224
103,757	i	MTS Systems Corp	LIBOR 3 M + 3.250%	4.000	07/05/23	102,201
853,125	i	Pitney Bowes Inc	LIBOR 1 M + 5.500%	5.650	01/07/25	827,958
899,461	i	Plantronics, Inc	LIBOR 1 and 3 M + 2.500%	2.656	07/02/25	842,867
755,472	i	TTM Technologies, Inc	LIBOR 3 M + 2.500%	2.655	09/28/24	740,362
982,488	i	VeriFone Systems, Inc	LIBOR 3 M + 4.000%	4.253	08/20/25	877,892
610,481	i	Western Digital Corp	LIBOR 1 M + 1.750%	1.906	04/29/23	604,596
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				7,595,207

TELECOMMUNICATION SERVICES - 0.1%
924,926	i	CNT Holdings III Corp	LIBOR 1 M + 3.000%	4.000	01/22/23	923,002
696,500	i	Front Range BidCo, Inc	LIBOR 1 M + 3.000%	3.147	03/09/27	674,985
2,244,375	i	T-Mobile USA, Inc	LIBOR 1 M + 3.000%	3.147	04/01/27	2,240,964
		TOTAL TELECOMMUNICATION SERVICES				3,838,951

TRANSPORTATION - 0.1%
1,469,697	i	American Airlines, Inc	LIBOR 1 M + 2.000%	2.152	12/14/23	1,196,466
317,168	i	Avis Budget Car Rental LLC	LIBOR 1 M + 2.250%	2.400	08/06/27	278,790
423,938	i	Delta Air Lines, Inc	LIBOR 3 M + 4.750%	5.750	05/01/23	422,878
279,563	i	Kenan Advantage Group, Inc	LIBOR 3 M + 3.000%	4.000	07/29/22	268,232
1,175,620	i	Kenan Advantage Group, Inc	LIBOR 3 M + 3.000%	4.000	08/01/22	1,127,972
550,000	i	Mileage Plus Holdings LLC	LIBOR 3 M + 5.250%	6.250	06/18/27	558,558
2,000,000	i	XPO Logistics, Inc	LIBOR 1 M + 2.000%	2.147	02/24/25	1,958,180
		TOTAL TRANSPORTATION				5,811,076

UTILITIES - 0.1%
995,000	i	AssuredPartners, Inc	LIBOR 1 M + 4.500%	5.500	02/12/27	990,443
976,804	i	Calpine Corp	LIBOR 1 M + 2.250%	2.400	01/15/24	949,249
2,064,400	i	First Eagle Holdings, Inc	LIBOR 1 M + 2.500%	2.808	02/02/27	2,012,047
1,980,568	i	Gopher Resource LLC	LIBOR 3 M + 3.250%	4.250	03/06/25	1,916,199
812,250	i	Talen Energy Supply LLC	LIBOR 1 M + 3.750%	3.897	06/26/26	800,740
915,060	i	Vistra Operations Co LLC	LIBOR 1 M + 1.750%	1.901	12/31/25	900,538
		TOTAL UTILITIES				7,569,216

		TOTAL BANK LOAN OBLIGATIONS				139,675,463
		(Cost $143,252,441)

BONDS - 94.9%

CORPORATE BONDS - 42.5%

AUTOMOBILES & COMPONENTS - 0.4%
2,500,000	g	Adient Global Holdings Ltd		4.875	08/15/26	2,381,250
200,000	g	Adient US LLC		9.000	04/15/25	220,500
450,000	g	Dana Financing Luxembourg SARL		6.500	06/01/26	469,125

156

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$225,000		Dana, Inc	5.375%	11/15/27	$230,625
225,000		Dana, Inc	5.625	06/15/28	232,313
750,000		Ford Motor Co	8.500	04/21/23	817,500
775,000		Ford Motor Co	9.000	04/22/25	888,545
4,900,000	g	Gates Global LLC	6.250	01/15/26	5,034,750
5,550,000		General Motors Co	6.125	10/01/25	6,445,893
1,400,000		General Motors Co	5.000	10/01/28	1,574,464
1,700,000		General Motors Co	6.600	04/01/36	2,066,353
5,050,000		General Motors Co	5.200	04/01/45	5,431,682
475,000		General Motors Co	6.750	04/01/46	584,897
1,000,000	g,o	IHO Verwaltungs GmbH	6.375	05/15/29	1,065,000
1,750,000		Magna International, Inc	3.625	06/15/24	1,927,075
		TOTAL AUTOMOBILES & COMPONENTS			29,369,972

BANKS - 8.2%
2,000,000	g	Akbank T.A.S.	6.800	02/06/26	1,937,519
1,900,000	g	Akbank TAS	7.200	03/16/27	1,734,320
4,100,000	g	Australia & New Zealand Banking Group Ltd	2.950	07/22/30	4,248,543
2,000,000	g	Banco de Bogota S.A.	4.375	08/03/27	2,098,600
2,100,000	g	Banco de Credito del Peru	2.700	01/11/25	2,186,100
3,000,000	g	Banco del Estado de Chile	2.668	01/08/21	3,007,500
2,375,000	g	Banco del Estado de Chile	2.704	01/09/25	2,496,742
2,000,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	2,070,000
3,300,000	g	Banco Internacional del Peru SAA Interbank	4.000	07/08/30	3,316,500
2,150,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.375	04/17/25	2,390,800
1,000,000		Banco Santander S.A.	2.746	05/28/25	1,050,830
4,200,000		Banco Santander S.A.	3.800	02/23/28	4,615,517
1,700,000		Bancolombia S.A.	3.000	01/29/25	1,702,754
1,325,000		Bancolombia S.A.	4.625	12/18/29	1,286,906
2,000,000	g	Banistmo S.A.	4.250	07/31/27	2,034,000
3,000,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	3,014,940
10,000,000		Bank of America Corp	3.550	03/05/24	10,651,470
10,000,000		Bank of America Corp	4.000	01/22/25	11,137,281
2,450,000		Bank of America Corp	3.875	08/01/25	2,781,363
14,500,000		Bank of America Corp	0.981	09/25/25	14,496,480
20,300,000		Bank of America Corp	2.456	10/22/25	21,406,627
1,000,000		Bank of America Corp	4.450	03/03/26	1,148,159
7,100,000		Bank of America Corp	1.319	06/19/26	7,142,780
5,000,000		Bank of America Corp	4.250	10/22/26	5,786,408
6,800,000		Bank of America Corp	3.248	10/21/27	7,509,970
11,100,000		Bank of America Corp	3.824	01/20/28	12,576,561
6,965,000		Bank of America Corp	3.419	12/20/28	7,757,965
925,000		Bank of America Corp	2.884	10/22/30	998,428
26,650,000		Bank of America Corp	2.496	02/13/31	27,779,665
11,550,000		Bank of America Corp	1.898	07/23/31	11,499,180
5,000,000		Bank of America Corp	4.083	03/20/51	6,178,057
5,000,000		Bank of America Corp	6.250	N/A‡	5,356,250
4,000,000		Bank of America Corp	6.100	N/A‡	4,354,440
2,100,000		Barclays plc	4.338	05/16/24	2,254,298
7,000,000		Barclays plc	3.932	05/07/25	7,537,313
5,550,000	g	BNP Paribas S.A.	2.819	11/19/25	5,854,667
1,625,000	g	BNP Paribas S.A.	2.219	06/09/26	1,675,810
157

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,075,000	g	BNP Paribas S.A.	1.904%	09/30/28	$3,060,904
3,650,000	g	BNP Paribas S.A.	3.052	01/13/31	3,920,502
2,800,000	g	BNP Paribas S.A.	2.588	08/12/35	2,717,134
2,600,000	g	BPCE S.A.	4.625	07/11/24	2,862,909
5,750,000		Citigroup, Inc	3.875	03/26/25	6,325,607
8,000,000		Citigroup, Inc	3.352	04/24/25	8,654,011
4,025,000		Citigroup, Inc	3.200	10/21/26	4,438,086
2,200,000		Citigroup, Inc	4.300	11/20/26	2,518,156
9,250,000		Citigroup, Inc	4.450	09/29/27	10,714,480
32,075,000		Citigroup, Inc	2.666	01/29/31	33,735,900
5,550,000		Citigroup, Inc	4.412	03/31/31	6,656,353
3,600,000		Citigroup, Inc	2.572	06/03/31	3,783,915
4,000,000		Citigroup, Inc	6.300	N/A‡	4,190,000
5,000,000		Citigroup, Inc	5.000	N/A‡	4,975,000
2,225,000		Citizens Bank NA	2.650	05/26/22	2,299,122
375,000		Cooperatieve Rabobank UA	3.950	11/09/22	398,439
2,250,000	g	Cooperatieve Rabobank UA	2.625	07/22/24	2,400,674
4,775,000		Cooperatieve Rabobank UA	3.750	07/21/26	5,316,791
2,350,000	g	Credicorp Ltd	2.750	06/17/25	2,379,375
7,475,000	g	Credit Agricole S.A.	3.250	10/04/24	8,077,560
5,200,000	g	Credit Agricole S.A.	1.907	06/16/26	5,316,923
315,000	g	Danske Bank AS	5.375	01/12/24	354,262
1,525,000	g	DBS Group Holdings Ltd	4.520	12/11/28	1,665,239
1,000,000		Discover Bank	3.200	08/09/21	1,020,108
4,200,000		Discover Bank	2.450	09/12/24	4,430,310
5,400,000		Discover Bank	3.450	07/27/26	5,909,942
2,275,000		Discover Bank	2.700	02/06/30	2,378,922
807,000		Fifth Third Bancorp	3.500	03/15/22	840,421
1,475,000		HSBC Holdings plc	3.033	11/22/23	1,538,530
1,650,000		HSBC Holdings plc	2.633	11/07/25	1,718,685
3,025,000		HSBC Holdings plc	1.645	04/18/26	3,016,474
625,000		HSBC Holdings plc	3.900	05/25/26	690,666
15,640,000		HSBC Holdings plc	4.292	09/12/26	17,415,575
750,000		HSBC Holdings plc	4.375	11/23/26	827,152
2,025,000		HSBC Holdings plc	4.041	03/13/28	2,236,944
900,000		HSBC Holdings plc	2.013	09/22/28	890,376
2,275,000		HSBC Holdings plc	4.950	03/31/30	2,738,049
3,850,000		HSBC Holdings plc	3.973	05/22/30	4,307,495
2,000,000		HSBC Holdings plc	2.357	08/18/31	1,979,480
590,000		HSBC Holdings plc	6.800	06/01/38	828,320
360,000		Huntington Bancshares, Inc	4.000	05/15/25	410,112
4,100,000		Huntington National Bank	2.500	08/07/22	4,248,070
2,875,000	g	ICICI Bank Ltd	3.800	12/14/27	2,971,659
2,075,000	g	ING Groep NV	4.625	01/06/26	2,433,160
6,775,000	g	ING Groep NV	1.400	07/01/26	6,850,771
400,000		ING Groep NV	3.950	03/29/27	458,141
3,000,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	3,063,900
695,000		JPMorgan Chase & Co	3.875	09/10/24	768,731
10,000,000		JPMorgan Chase & Co	4.023	12/05/24	10,997,155
9,400,000		JPMorgan Chase & Co	2.301	10/15/25	9,888,177
2,500,000		JPMorgan Chase & Co	3.200	06/15/26	2,772,255
13,000,000		JPMorgan Chase & Co	4.203	07/23/29	15,378,426
19,405,000		JPMorgan Chase & Co	3.702	05/06/30	22,257,110
18,950,000		JPMorgan Chase & Co	2.739	10/15/30	20,400,785
158

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$7,000,000		JPMorgan Chase & Co	4.493%	03/24/31	$8,529,757
12,680,000		JPMorgan Chase & Co	2.522	04/22/31	13,496,502
4,600,000		JPMorgan Chase & Co	2.956	05/13/31	4,916,985
700,000		JPMorgan Chase & Co	4.260	02/22/48	878,995
6,535,000		JPMorgan Chase & Co	5.000	N/A‡	6,523,736
7,200,000		Mitsubishi UFJ Financial Group, Inc	2.193	02/25/25	7,539,485
1,550,000		MUFG Americas Holdings Corp	3.500	06/18/22	1,624,405
4,400,000		Natwest Group plc	3.032	11/28/35	4,226,552
2,335,000	g	Oversea-Chinese Banking Corp Ltd	1.832	09/10/30	2,327,649
1,800,000		PNC Bank NA	2.450	11/05/20	1,800,416
5,050,000		PNC Bank NA	2.700	10/22/29	5,462,503
1,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	1,651,902
5,100,000		Royal Bank of Canada	2.550	07/16/24	5,454,909
5,000,000		Royal Bank of Scotland Group plc	3.498	05/15/23	5,178,190
3,250,000		Royal Bank of Scotland Group plc	3.073	05/22/28	3,413,476
3,125,000		Santander Holdings USA, Inc	3.400	01/18/23	3,271,561
3,600,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	3,610,692
6,500,000		Sumitomo Mitsui Financial Group, Inc	2.696	07/16/24	6,914,715
5,550,000		Toronto-Dominion Bank	1.150	06/12/25	5,638,894
1,300,000		Toronto-Dominion Bank	3.625	09/15/31	1,460,449
1,675,000		Truist Bank	3.525	10/26/21	1,678,373
570,000		Truist Bank	2.450	08/01/22	590,472
1,075,000		Truist Bank	2.750	05/01/23	1,133,773
10,000,000		Truist Bank	3.689	08/02/24	10,856,516
2,250,000		Truist Bank	2.150	12/06/24	2,381,914
5,000,000		Truist Financial Corp	4.950	N/A‡	5,262,500
4,000,000		Truist Financial Corp	4.800	N/A‡	4,015,000
1,500,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	1,345,200
1,400,000	g	United Overseas Bank Ltd	3.750	04/15/29	1,493,210
3,875,000		Westpac Banking Corp	4.110	07/24/34	4,353,734
		TOTAL BANKS			624,534,451

CAPITAL GOODS - 1.2%
1,500,000	g	Adaro Indonesia PT	4.250	10/31/24	1,458,750
2,125,000	g	BAE Systems plc	3.400	04/15/30	2,377,877
1,325,000	g	BAE Systems plc	1.900	02/15/31	1,311,357
500,000	g	Beacon Escrow Corp	4.875	11/01/25	490,000
200,000	g	Beacon Roofing Supply, Inc	4.500	11/15/26	206,000
2,000,000	g	BOC Aviation Ltd	3.000	09/11/29	2,033,940
225,000	g	Cloud Crane LLC	10.125	08/01/24	228,094
975,000	g	Embraer Netherlands Finance BV	6.950	01/17/28	987,109
232,000		General Electric Co	6.875	01/10/39	296,788
1,250,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125	05/15/29	1,453,125
200,000		Howmet Aerospace, Inc	6.875	05/01/25	221,000
500,000		Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	574,241
6,655,000		Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29	7,797,904
7,000,000		John Deere Capital Corp	3.650	10/12/23	7,691,191
640,000		John Deere Capital Corp	2.650	06/24/24	688,731
1,150,000		Johnson Controls International plc	1.750	09/15/30	1,159,668
1,100,000		L3Harris Technologies, Inc	3.850	06/15/23	1,190,849
2,550,000		L3Harris Technologies, Inc	2.900	12/15/29	2,782,842
830,000		Lockheed Martin Corp	2.500	11/23/20	831,050
850,000		Lockheed Martin Corp	1.850	06/15/30	884,135

159

TIAA-CREF FUNDS – Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,100,000		Lockheed Martin Corp		2.800%	06/15/50	$1,142,612
2,503,000	g	Molex Electronic Technologies LLC		3.900	04/15/25	2,601,138
2,000,000	g	NBM US Holdings, Inc		6.625	08/06/29	2,142,500
5,775,000		Northrop Grumman Corp		3.250	01/15/28	6,485,424
10,825,000		Parker-Hannifin Corp		3.250	06/14/29	12,115,998
3,300,000		Raytheon Technologies Corp		2.250	07/01/30	3,465,833
2,500,000		Roper Technologies, Inc		3.800	12/15/26	2,884,535
850,000		Roper Technologies, Inc		4.200	09/15/28	1,014,119
1,000,000		Roper Technologies, Inc		2.950	09/15/29	1,100,030
250,000		Trimble, Inc		4.900	06/15/28	294,859
3,000,000	g	TSMC Global Ltd		0.750	09/28/25	2,972,621
3,000,000	g	TSMC Global Ltd		1.000	09/28/27	2,946,514
248,000		United Technologies Corp		3.650	08/16/23	267,930
6,975,000		United Technologies Corp		4.125	11/16/28	8,254,331
5,000,000		United Technologies Corp		4.500	06/01/42	6,300,750
575,000	g	WESCO Distribution, Inc		7.125	06/15/25	626,347
425,000	g	WESCO Distribution, Inc		7.250	06/15/28	465,662
500,000		Xylem, Inc		2.250	01/30/31	529,734
		TOTAL CAPITAL GOODS				90,275,588

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
500,000		ADT Corp		4.125	06/15/23	524,062
1,000,000		AECOM		5.125	03/15/27	1,080,120
325,000	g	ASGN, Inc		4.625	05/15/28	326,339
1,993,445	g	British Airways		3.800	09/20/31	1,953,524
1,400,000	g	Central American Bottling Corp		5.750	01/31/27	1,450,386
150,000	g	GFL Environmental, Inc		4.250	06/01/25	151,500
1,000,000	g	GFL Environmental, Inc		3.750	08/01/25	997,500
125,000	g	GFL Environmental, Inc		5.125	12/15/26	130,000
850,000		IHS Markit Ltd		4.125	08/01/23	924,375
1,375,000		IHS Markit Ltd		4.250	05/01/29	1,595,110
1,500,000	g,i	Nakama Re Ltd	LIBOR 6 M + 2.200%	2.200	10/13/21	1,495,650
2,125,000	g	Prime Security Services Borrower LLC		5.750	04/15/26	2,272,433
1,300,000	g	Prime Security Services Borrower LLC		3.375	08/31/27	1,249,625
705,000	g	Prime Security Services Borrower LLC		6.250	01/15/28	713,813
3,400,000		Republic Services, Inc		3.550	06/01/22	3,546,865
2,225,000		Republic Services, Inc		2.900	07/01/26	2,460,006
100,000	g	Ritchie Bros Auctioneers, Inc		5.375	01/15/25	102,875
1,000,000		United Rentals North America, Inc		5.875	09/15/26	1,053,750
880,000		Verisk Analytics, Inc		4.125	03/15/29	1,037,172
525,000		Verisk Analytics, Inc		3.625	05/15/50	597,272
1,800,000		Waste Management, Inc		2.900	09/15/22	1,875,952
550,000		Waste Management, Inc		4.100	03/01/45	671,750
1,475,000		Waste Management, Inc		4.150	07/15/49	1,878,853
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				28,088,932

CONSUMER DURABLES & APPAREL - 0.0%
750,000		Leggett & Platt, Inc		4.400	03/15/29	831,428
800,000		Lennar Corp		4.500	04/30/24	858,000
219,000		Newell Brands, Inc		4.875	06/01/25	236,246
		TOTAL CONSUMER DURABLES & APPAREL				1,925,674
160

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CONSUMER SERVICES - 0.4%
$16,500,000		Anheuser-Busch Cos LLC	3.650%	02/01/26	$18,440,592
5,500,000		Anheuser-Busch Cos LLC	4.900	02/01/46	6,817,734
750,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	784,140
1,100,000	g	Cedar Fair LP	5.500	05/01/25	1,130,250
125,000	g	Hilton Domestic Operating Co, Inc	5.375	05/01/25	129,848
125,000	g	Hilton Domestic Operating Co, Inc	5.750	05/01/28	132,187
540,000	g	International Game Technology plc	6.250	01/15/27	578,491
1,550,000	g	Melco Resorts Finance Ltd	5.750	07/21/28	1,578,738
950,000	g	MGM China Holdings Ltd	5.250	06/18/25	961,875
1,400,000		Sands China Ltd	5.400	08/08/28	1,557,388
1,250,000	g	Wynn Macau Ltd	5.500	01/15/26	1,231,875
100,000	g	Yum! Brands, Inc	7.750	04/01/25	110,500
		TOTAL CONSUMER SERVICES			33,453,618

DIVERSIFIED FINANCIALS - 3.9%
600,000		AerCap Ireland Capital DAC	5.000	10/01/21	618,411
4,100,000		AerCap Ireland Capital DAC	3.650	07/21/27	3,753,742
1,500,000		AerCap Ireland Capital DAC	4.625	10/15/27	1,454,733
1,775,000		American Express Co	2.500	08/01/22	1,838,042
710,000		American Express Co	2.650	12/02/22	743,733
1,250,000		American Express Co	3.700	08/03/23	1,353,971
2,000,000		American Express Credit Corp	3.300	05/03/27	2,257,853
1,700,000		Ameriprise Financial, Inc	3.000	03/22/22	1,763,920
1,750,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	1,816,215
2,000,000	g	Banco BTG Pactual S.A.	4.500	01/10/25	2,042,520
3,000,000	g	Bangkok Bank PCL	5.000	N/A‡	3,001,379
3,750,000		Bank of Montreal	3.803	12/15/32	4,177,516
875,000	g	BBVA Bancomer S.A.	1.875	09/18/25	854,875
455,000	g	BBVA Bancomer S.A.	5.350	11/12/29	450,450
2,850,000	g	BBVA Bancomer S.A.	5.125	01/18/33	2,743,125
1,740,000		Berkshire Hathaway, Inc	3.125	03/15/26	1,942,069
7,868,000		Capital One Bank USA NA	3.375	02/15/23	8,314,808
2,490,000		Capital One Financial Corp	3.750	03/09/27	2,763,465
1,900,000	g	Comcel Trust	6.875	02/06/24	1,936,632
2,500,000	g	Credit Suisse Group AG.	2.997	12/14/23	2,602,116
5,750,000	g	Credit Suisse Group AG.	2.193	06/05/26	5,937,194
5,725,000	g	Credit Suisse Group AG.	4.194	04/01/31	6,605,129
3,950,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	4,247,754
1,650,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,828,018
4,500,000		Deutsche Bank AG.	3.547	09/18/31	4,521,954
545,000		Discover Financial Services	5.200	04/27/22	581,755
2,075,000		Ford Motor Credit Co LLC	3.096	05/04/23	2,026,237
5,000,000		Ford Motor Credit Co LLC	3.664	09/08/24	4,892,625
5,640,000		GE Capital International Funding Co	2.342	11/15/20	5,652,622
7,700,000		GE Capital International Funding Co	3.373	11/15/25	8,211,559
11,705,000		GE Capital International Funding Co	4.418	11/15/35	12,370,329
2,650,000		General Motors Financial Co, Inc	2.750	06/20/25	2,714,448
8,625,000		General Motors Financial Co, Inc	5.650	01/17/29	10,068,541
5,550,000		General Motors Financial Co, Inc	3.600	06/21/30	5,722,299
5,450,000		General Motors Financial Co, Inc	5.700	N/A‡	5,470,437
1,280,000		Goldman Sachs Group, Inc	5.750	01/24/22	1,366,314
5,000,000		Goldman Sachs Group, Inc	3.625	02/20/24	5,429,282
4,650,000		Goldman Sachs Group, Inc	3.500	01/23/25	5,101,072
161

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$13,900,000		Goldman Sachs Group, Inc	3.691%	06/05/28	$15,583,836
9,300,000		Goldman Sachs Group, Inc	2.600	02/07/30	9,813,145
360,000		Goldman Sachs Group, Inc	6.750	10/01/37	520,904
1,900,000		Goldman Sachs Group, Inc	4.017	10/31/38	2,213,091
600,000		Goldman Sachs Group, Inc	4.800	07/08/44	783,765
850,000	g	Grupo Aval Ltd	4.750	09/26/22	870,188
1,675,000	g	Grupo Aval Ltd	4.375	02/04/30	1,616,375
500,000		Icahn Enterprises LP	4.750	09/15/24	506,250
925,000		Icahn Enterprises LP	5.250	05/15/27	963,665
1,900,000		International Lease Finance Corp	5.875	08/15/22	2,032,986
500,000	g	Jefferies Finance LLC	6.250	06/03/26	507,500
475,000		Legg Mason, Inc	3.950	07/15/24	525,298
1,040,000		Morgan Stanley	4.000	07/23/25	1,173,488
9,700,000		Morgan Stanley	2.188	04/28/26	10,153,729
14,325,000		Morgan Stanley	3.125	07/27/26	15,813,747
100,000		Morgan Stanley	3.625	01/20/27	112,962
685,000		Morgan Stanley	3.950	04/23/27	773,854
16,500,000		Morgan Stanley	2.699	01/22/31	17,615,400
2,475,000	g	Power Finance Corp Ltd	3.950	04/23/30	2,397,385
775,000	g	Quicken Loans, Inc	5.250	01/15/28	816,586
1,125,000	g	REC Ltd	4.750	05/19/23	1,183,738
2,550,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	2,834,697
550,000		Springleaf Finance Corp	5.375	11/15/29	572,000
550,000		State Street Corp	3.300	12/16/24	609,020
1,100,000	g	Swiss Re Finance Luxembourg SA	5.000	04/02/49	1,253,588
1,100,000		Synchrony Financial	4.375	03/19/24	1,190,293
3,700,000		Synchrony Financial	4.250	08/15/24	4,019,962
1,050,000	g	UBS AG.	2.450	12/01/20	1,051,814
5,075,000	g	UBS Group AG.	2.859	08/15/23	5,269,184
3,050,000	g	UBS Group AG.	3.126	08/13/30	3,385,073
650,000		Voya Financial, Inc	5.700	07/15/43	870,602
3,650,000		Wells Fargo & Co	3.750	01/24/24	3,965,228
3,425,000		Wells Fargo & Co	3.550	09/29/25	3,808,188
2,500,000		Wells Fargo & Co	3.000	10/23/26	2,728,946
10,475,000		Wells Fargo & Co	2.393	06/02/28	10,924,171
6,050,000		Wells Fargo & Co	2.879	10/30/30	6,452,997
6,000,000		Wells Fargo & Co	5.900	N/A‡	6,132,582
8,500,000		Wells Fargo & Co	5.875	N/A‡	9,157,900
		TOTAL DIVERSIFIED FINANCIALS			289,381,281

ENERGY - 3.4%
1,450,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	1,774,145
1,075,000		AmeriGas Partners LP	5.875	08/20/26	1,181,672
335,000		BP Capital Markets plc	2.520	09/19/22	347,674
565,000		Chevron Corp	2.355	12/05/22	586,499
5,550,000		Chevron Corp	1.554	05/11/25	5,749,895
2,525,000		Chevron Corp	2.236	05/11/30	2,677,555
5,875,000		Concho Resources, Inc	2.400	02/15/31	5,613,872
1,125,000		Crestwood Midstream Partners LP	5.750	04/01/25	1,023,750
5,075,000		Diamondback Energy, Inc	2.875	12/01/24	5,137,545
2,000,000		Ecopetrol S.A.	5.375	06/26/26	2,210,000
1,550,000		Ecopetrol S.A.	6.875	04/29/30	1,856,125
750,000		Ecopetrol S.A.	5.875	05/28/45	817,500
4,175,000		Enbridge, Inc	3.125	11/15/29	4,436,037
162

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,300,000		Energy Transfer Operating LP	2.900%	05/15/25	$2,311,965
2,675,000		Energy Transfer Operating LP	4.750	01/15/26	2,850,361
1,670,000		Energy Transfer Operating LP	5.500	06/01/27	1,821,332
8,000,000		Energy Transfer Operating LP	5.250	04/15/29	8,602,429
5,250,000		Energy Transfer Operating LP	3.750	05/15/30	5,081,334
4,100,000		Energy Transfer Operating LP	6.250	04/15/49	4,219,070
4,625,000		Energy Transfer Operating LP	5.000	05/15/50	4,245,617
1,250,000		Enterprise Products Operating LLC	3.700	02/15/26	1,401,630
2,700,000		Enterprise Products Operating LLC	3.125	07/31/29	2,940,702
350,000		Enterprise Products Operating LLC	2.800	01/31/30	370,530
3,000,000		Enterprise Products Operating LLC	4.900	05/15/46	3,376,333
1,425,000		Enterprise Products Operating LLC	4.250	02/15/48	1,510,884
2,200,000		Enterprise Products Operating LLC	4.800	02/01/49	2,531,881
1,800,000		Enterprise Products Operating LLC	4.200	01/31/50	1,911,095
2,625,000		Enterprise Products Operating LLC	3.950	01/31/60	2,577,478
750,000	g	EQM Midstream Partners LP	6.000	07/01/25	773,438
1,100,000		Genesis Energy LP	6.500	10/01/25	943,250
3,000,000	g	Geopark Ltd	5.500	01/17/27	2,655,030
1,200,000	g	KazMunayGas National Co JSC	5.375	04/24/30	1,400,083
1,250,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	1,448,275
1,976,000		Kinder Morgan, Inc	5.300	12/01/34	2,327,661
2,025,000	g	Leviathan Bond Ltd	6.125	06/30/25	2,090,587
1,500,000	g	Leviathan Bond Ltd	6.500	06/30/27	1,555,292
5,125,000		Magellan Midstream Partners LP	3.250	06/01/30	5,496,497
5,000,000		Marathon Petroleum Corp	4.700	05/01/25	5,643,721
11,590,000		Marathon Petroleum Corp	3.800	04/01/28	12,583,347
1,000,000		Marathon Petroleum Corp	4.750	09/15/44	1,041,870
2,750,000		Marathon Petroleum Corp	5.000	09/15/54	2,823,159
550,000		MPLX LP	5.250	01/15/25	570,194
270,000		MPLX LP	4.875	06/01/25	306,044
4,475,000		MPLX LP	1.750	03/01/26	4,464,829
5,400,000		MPLX LP	4.000	03/15/28	5,892,220
3,175,000		MPLX LP	2.650	08/15/30	3,111,004
5,925,000		MPLX LP	4.500	04/15/38	6,056,510
2,175,000		MPLX LP	4.700	04/15/48	2,199,589
642,000		Murphy Oil Corp	5.875	12/01/27	548,294
200,000		Murphy Oil USA, Inc	5.625	05/01/27	212,500
1,000,000		NAK Naftogaz Ukraine via Kondor Finance plc	7.375	07/19/22	1,004,231
300,000		Noble Energy, Inc	3.900	11/15/24	328,192
1,400,000		Noble Energy, Inc	3.850	01/15/28	1,589,010
1,250,000		Noble Energy, Inc	5.050	11/15/44	1,618,983
850,000		NuStar Logistics LP	5.750	10/01/25	877,880
2,000,000		Occidental Petroleum Corp	3.500	06/15/25	1,660,000
475,000		Occidental Petroleum Corp	5.550	03/15/26	430,307
1,975,000		Occidental Petroleum Corp	4.300	08/15/39	1,368,991
950,000	g	Oleoducto Central S.A.	4.000	07/14/27	986,575
1,025,000		ONEOK, Inc	4.000	07/13/27	1,066,653
6,030,000		ONEOK, Inc	4.550	07/15/28	6,387,708
4,750,000		ONEOK, Inc	4.350	03/15/29	4,956,182
5,277,000		ONEOK, Inc	3.400	09/01/29	5,176,256
2,750,000		ONEOK, Inc	3.100	03/15/30	2,645,764
1,000,000		ONEOK, Inc	5.200	07/15/48	962,299
2,750,000		ONEOK, Inc	4.500	03/15/50	2,429,323
163

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$850,000	g	Pertamina Persero PT	3.650%	07/30/29	$912,281
2,000,000	g	Pertamina Persero PT	5.625	05/20/43	2,317,020
2,075,000	g	Peru LNG Srl	5.375	03/22/30	1,589,325
1,167,000		Petrobras Global Finance BV	5.999	01/27/28	1,296,537
326,000		Petrobras Global Finance BV	5.093	01/15/30	342,577
500,000		Petrobras Global Finance BV	5.600	01/03/31	534,105
2,000,000		Petrobras Global Finance BV	6.900	03/19/49	2,224,200
2,550,000		Petroleos Mexicanos	6.500	03/13/27	2,377,875
2,100,000		Petroleos Mexicanos	5.350	02/12/28	1,797,537
2,700,000	g	Petroleos Mexicanos	5.950	01/28/31	2,245,374
1,275,000	g	Petronas Capital Ltd	3.500	04/21/30	1,421,787
5,000,000		Phillips 66	2.150	12/15/30	4,858,852
5,000,000		Phillips 66 Partners LP	3.750	03/01/28	5,210,350
1,925,000		Phillips 66 Partners LP	3.150	12/15/29	1,898,470
775,000		Phillips 66 Partners LP	4.680	02/15/45	788,569
450,000		Regency Energy Partners LP	4.500	11/01/23	478,182
270,000		Sabine Pass Liquefaction LLC	5.875	06/30/26	319,204
3,125,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	3,390,268
3,900,000	g	Sabine Pass Liquefaction LLC	4.500	05/15/30	4,389,368
1,325,000		Shell International Finance BV	2.875	05/10/26	1,466,589
1,750,000		Shell International Finance BV	3.125	11/07/49	1,801,936
625,000		SM Energy Co	6.625	01/15/27	277,619
800,000		Southwestern Energy Co	7.500	04/01/26	782,000
790,000	g	Stena AB	7.000	02/01/24	771,830
1,975,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	2,016,412
450,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	424,159
1,500,000		Sunoco LP	6.000	04/15/27	1,541,250
125,000		Targa Resources Partners LP	5.125	02/01/25	124,687
475,000		Targa Resources Partners LP	5.875	04/15/26	487,682
300,000		Targa Resources Partners LP	6.500	07/15/27	312,750
4,000,000	g	Thaioil Treasury Center Co Ltd	2.500	06/18/30	3,904,080
5,550,000		Total Capital International S.A.	3.127	05/29/50	5,732,411
10,800,000		TransCanada PipeLines Ltd	4.250	05/15/28	12,478,759
141,960	g	Transocean Guardian Ltd	5.875	01/15/24	91,564
1,260,000		USA Compression Partners LP	6.875	04/01/26	1,248,975
500,000		USA Compression Partners LP	6.875	09/01/27	495,810
480,000		Vale Overseas Ltd	6.875	11/21/36	623,400
850,000		Williams Partners LP	3.750	06/15/27	932,309
2,100,000	†,g	YPF S.A.	6.950	07/21/27	1,401,750
		TOTAL ENERGY			252,104,511

FOOD & STAPLES RETAILING - 0.7%
2,625,000		Costco Wholesale Corp	1.375	06/20/27	2,687,275
3,975,000		Costco Wholesale Corp	1.600	04/20/30	4,049,181
1,250,000		Costco Wholesale Corp	1.750	04/20/32	1,281,384
674,000		Ingles Markets, Inc	5.750	06/15/23	683,571
1,750,000		Kroger Co	3.700	08/01/27	2,005,292
3,000,000		Kroger Co	3.875	10/15/46	3,393,339
575,000		Kroger Co	4.450	02/01/47	706,681
730,000		SYSCO Corp	3.750	10/01/25	802,882
515,000		Walgreen Co	3.100	09/15/22	539,124
15,000,000		Walmart, Inc	3.400	06/26/23	16,185,017
11,550,000		Walmart, Inc	3.700	06/26/28	13,650,005
6,900,000		Walmart, Inc	2.375	09/24/29	7,616,093
164

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,175,000		Walmart, Inc	3.950%	06/28/38	$2,721,696
		TOTAL FOOD & STAPLES RETAILING			56,321,540

FOOD, BEVERAGE & TOBACCO - 1.7%
2,775,000		Altria Group, Inc	4.800	02/14/29	3,290,943
1,725,000		Altria Group, Inc	3.400	05/06/30	1,877,341
2,700,000		Altria Group, Inc	5.950	02/14/49	3,619,683
13,260,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	16,118,737
1,260,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	1,468,023
3,150,000		BAT Capital Corp	2.259	03/25/28	3,157,680
8,200,000		BAT Capital Corp	4.906	04/02/30	9,665,348
5,450,000		BAT Capital Corp	2.726	03/25/31	5,397,818
2,625,000		BAT Capital Corp	3.734	09/25/40	2,604,659
2,750,000		BAT Capital Corp	4.540	08/15/47	2,939,015
1,275,000	g	BRF S.A.	4.875	01/24/30	1,308,456
1,500,000	g	BRF S.A.	5.750	09/21/50	1,488,390
1,350,000		Coca-Cola Co	1.450	06/01/27	1,391,697
7,150,000		Coca-Cola Co	1.650	06/01/30	7,397,274
750,000		Constellation Brands, Inc	4.400	11/15/25	871,748
2,775,000		Constellation Brands, Inc	3.700	12/06/26	3,172,985
1,850,000		Constellation Brands, Inc	3.600	02/15/28	2,090,735
1,150,000		Constellation Brands, Inc	3.150	08/01/29	1,255,205
575,000		Constellation Brands, Inc	2.875	05/01/30	620,426
2,500,000	g	Cosan Ltd	5.500	09/20/29	2,575,025
2,750,000		Diageo Capital plc	2.125	10/24/24	2,912,671
2,320,000		Diageo Capital plc	1.375	09/29/25	2,377,108
4,075,000		Diageo Capital plc	2.375	10/24/29	4,342,120
1,950,000		Diageo Capital plc	2.000	04/29/30	2,007,378
1,875,000	g	Embotelladora Andina S.A.	3.950	01/21/50	1,982,812
5,000,000		General Mills, Inc	3.700	10/17/23	5,450,900
625,000		General Mills, Inc	2.875	04/15/30	685,317
2,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	2,328,860
800,000		JM Smucker Co	2.375	03/15/30	834,266
2,225,000		JM Smucker Co	3.550	03/15/50	2,374,534
5,000,000		Kellogg Co	3.400	11/15/27	5,634,823
2,000,000	g	Kernel Holding S.A.	6.500	10/17/24	1,995,038
11,350,000		PepsiCo, Inc	1.625	05/01/30	11,650,503
1,100,000		PepsiCo, Inc	3.450	10/06/46	1,272,542
3,200,000		Philip Morris International, Inc	2.100	05/01/30	3,289,281
200,000		Philip Morris International, Inc	6.375	05/16/38	296,435
2,025,000	g	Post Holdings, Inc	4.625	04/15/30	2,083,219
1,150,000		Tyson Foods, Inc	3.900	09/28/23	1,257,103
395,000		Tyson Foods, Inc	4.000	03/01/26	452,374
		TOTAL FOOD, BEVERAGE & TOBACCO			125,538,472

HEALTH CARE EQUIPMENT & SERVICES - 1.8%
925,000		Abbott Laboratories	3.875	09/15/25	1,055,954
6,092,000		Abbott Laboratories	3.750	11/30/26	7,067,248
1,200,000		Abbott Laboratories	5.300	05/27/40	1,752,515
630,000		Anthem, Inc	3.125	05/15/22	656,991
4,250,000		Anthem, Inc	3.650	12/01/27	4,839,098
1,500,000	g	Avantor Funding, Inc	4.625	07/15/28	1,556,250
3,488,000		Becton Dickinson & Co	3.700	06/06/27	3,952,957
165

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,100,000		Boston Scientific Corp	4.000%	03/01/29	$2,441,595
400,000	g	Centene Corp	5.375	08/15/26	423,670
1,750,000		Centene Corp	4.250	12/15/27	1,831,252
1,800,000		Children’s Hospital Medic	4.268	05/15/44	2,255,976
2,700,000		Cigna Corp	2.400	03/15/30	2,791,777
2,550,000		Cigna Corp	3.200	03/15/40	2,698,287
750,000		Covidien International Finance S.A.	3.200	06/15/22	780,071
2,156,000		CVS Health Corp	3.700	03/09/23	2,309,411
8,850,000		CVS Health Corp	2.625	08/15/24	9,431,607
495,000		CVS Health Corp	3.875	07/20/25	558,070
5,425,000		CVS Health Corp	2.875	06/01/26	5,872,761
11,250,000		CVS Health Corp	3.750	04/01/30	12,854,851
12,525,000		CVS Health Corp	1.750	08/21/30	12,261,593
2,250,000		CVS Health Corp	4.780	03/25/38	2,722,934
2,400,000		CVS Health Corp	2.700	08/21/40	2,295,592
4,750,000		CVS Health Corp	5.050	03/25/48	6,040,613
1,900,000		CVS Health Corp	4.250	04/01/50	2,228,223
1,700,000		Danaher Corp	2.600	10/01/50	1,656,148
1,370,000		Dartmouth-Hitchcock Health	4.178	08/01/48	1,635,600
1,800,000	g	DaVita, Inc	4.625	06/01/30	1,847,520
4,300,000	g	DaVita, Inc	3.750	02/15/31	4,143,265
875,000		Encompass Health Corp	4.625	04/01/31	875,000
2,000,000		HCA, Inc	5.375	02/01/25	2,190,000
2,815,000		HCA, Inc	5.625	09/01/28	3,220,219
1,900,000		HCA, Inc	5.500	06/15/47	2,369,035
3,500,000	g	Hologic, Inc	3.250	02/15/29	3,521,875
1,875,000		Humana, Inc	3.950	03/15/27	2,145,263
725,000	g	Molina Healthcare, Inc	4.375	06/15/28	739,862
6,900,000	g	SBA Tower Trust	2.836	01/15/25	7,383,192
5,448,000	g	SBA Tower Trust	1.884	01/15/26	5,568,049
200,000	g	Teleflex, Inc	4.250	06/01/28	207,000
450,000		Tenet Healthcare Corp	8.125	04/01/22	500,355
825,000		Tenet Healthcare Corp	4.625	07/15/24	827,063
225,000	g	Tenet Healthcare Corp	4.625	06/15/28	226,896
3,400,000	g	Tenet Healthcare Corp	6.125	10/01/28	3,310,750
620,000		UnitedHealth Group, Inc	2.875	03/15/22	638,768
1,525,000		UnitedHealth Group, Inc	2.950	10/15/27	1,698,680
1,375,000		UnitedHealth Group, Inc	3.750	10/15/47	1,628,519
750,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	800,681
1,470,000		Zimmer Biomet Holdings, Inc	3.550	04/01/25	1,624,763
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			139,437,799

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
1,525,000		Kimberly-Clark Corp	1.050	09/15/27	1,535,553
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,535,553

INSURANCE - 1.4%
285,000		Aetna, Inc	6.625	06/15/36	404,718
131,000		Aflac, Inc	6.450	08/15/40	190,501
1,025,000	g	AIA Group Ltd	3.200	03/11/25	1,106,835
1,000,000	g	AIA Group Ltd	3.375	04/07/30	1,121,093
825,000	g	AIA Group Ltd	3.200	09/16/40	851,920
1,700,000		Allstate Corp	3.850	08/10/49	2,016,243
975,000		American Financial Group, Inc	3.500	08/15/26	1,055,288
166

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$620,000		American International Group, Inc	3.750%	07/10/25	$694,562
5,450,000		American International Group, Inc	3.400	06/30/30	6,011,898
5,400,000		Aon Corp	2.800	05/15/30	5,830,010
3,740,000		Aon plc	3.500	06/14/24	4,074,292
2,500,000		AXIS Specialty Finance LLC	4.900	01/15/40	2,496,062
1,150,000		Berkshire Hathaway Finance Corp	1.850	03/12/30	1,201,284
1,500,000		Berkshire Hathaway Finance Corp	4.250	01/15/49	1,951,994
3,900,000		Chubb INA Holdings, Inc	2.875	11/03/22	4,079,194
1,100,000		CNA Financial Corp	3.950	05/15/24	1,218,673
1,750,000		CNA Financial Corp	2.050	08/15/30	1,734,253
925,000	g	Equitable Financial Life Global Funding	1.400	07/07/25	944,155
2,300,000	g	Five Corners Funding Trust	4.419	11/15/23	2,555,508
3,700,000	g	Five Corners Funding Trust II	2.850	05/15/30	3,990,858
2,750,000		Hartford Financial Services Group, Inc	2.800	08/19/29	2,980,012
350,000		Hartford Financial Services Group, Inc	4.300	04/15/43	410,293
1,675,000		Hartford Financial Services Group, Inc	3.600	08/19/49	1,855,818
232,000	g	Liberty Mutual Group, Inc	4.250	06/15/23	253,600
1,450,000	g	Liberty Mutual Group, Inc	3.951	10/15/50	1,614,996
1,400,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	1,529,108
600,000		MetLife, Inc	3.000	03/01/25	663,972
1,775,000		MetLife, Inc	3.600	11/13/25	2,014,628
13,635,000		MetLife, Inc	3.850	N/A‡	13,583,869
1,550,000	g	Metropolitan Life Global Funding I	2.950	04/09/30	1,738,542
10,175,000		PartnerRe Finance B LLC	4.500	10/01/50	10,206,195
3,500,000		Principal Financial Group, Inc	2.125	06/15/30	3,602,840
940,000		Prudential Financial, Inc	3.500	05/15/24	1,040,555
2,000,000		Prudential Financial, Inc	3.905	12/07/47	2,220,135
5,220,000		Prudential Financial, Inc	3.700	10/01/50	5,325,966
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,374,023
2,220,000		Reinsurance Group of America, Inc	3.900	05/15/29	2,532,814
525,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	648,360
650,000		Travelers Cos, Inc	2.550	04/27/50	636,211
6,250,000	g,i	Vitality Re IX Ltd	1.692	01/10/22	6,218,750
2,200,000	g,i	Vitality Re X Ltd	1.842	01/10/23	2,187,900
365,000		Willis North America, Inc	3.600	05/15/24	398,488
		TOTAL INSURANCE			106,566,416

MATERIALS - 1.5%
925,000		Air Products & Chemicals, Inc	1.500	10/15/25	959,343
1,000,000		Air Products & Chemicals, Inc	2.050	05/15/30	1,053,621
100,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	103,125
100,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	104,750
2,300,000	g	Anglo American Capital plc	2.625	09/10/30	2,281,370
3,125,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	3,187,074
275,000	g	Arconic Corp	6.000	05/15/25	293,679
170,000	g	Arconic Rolled Products Corp	6.125	02/15/28	174,569
1,850,000		Ball Corp	2.875	08/15/30	1,829,187
370,000		Bemis Co, Inc	3.100	09/15/26	403,186
925,000		Bemis Co, Inc	2.630	06/19/30	987,190
2,500,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	2,646,900
1,025,000	g	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	1,085,219
1,375,000	g	Cemex SAB de C.V.	7.375	06/05/27	1,485,701
2,325,000	g	Cemex SAB de C.V.	5.450	11/19/29	2,351,156
167

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,325,000	g	Cleveland-Cliffs, Inc	9.875%	10/17/25	$1,479,031
1,750,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	1,916,285
2,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.150	01/14/30	2,125,440
1,250,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.375	02/05/49	1,472,613
1,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.700	01/30/50	1,057,910
265,000		DowDuPont, Inc	4.493	11/15/25	304,725
1,140,000		DowDuPont, Inc	4.725	11/15/28	1,367,713
500,000	g	Element Solutions, Inc	3.875	09/01/28	490,625
950,000	g	Enviva Partners LP	6.500	01/15/26	1,001,063
3,500,000	g,h	First Quantum Minerals Ltd	6.875	10/15/27	3,371,550
3,000,000		Freeport-McMoRan, Inc	5.450	03/15/43	3,330,780
1,800,000	g	Fresnillo plc	4.250	10/02/50	1,778,004
475,000	g	Hudbay Minerals, Inc	6.125	04/01/29	470,250
1,275,000	g	Industrias Penoles SAB de C.V.	4.150	09/12/29	1,384,013
1,275,000		International Paper Co	5.000	09/15/35	1,658,606
3,500,000		International Paper Co	5.150	05/15/46	4,578,822
350,000		International Paper Co	4.350	08/15/48	427,478
3,000,000	g	Inversiones CMPC S.A.	4.375	04/04/27	3,341,280
775,000	g	Inversiones CMPC S.A.	3.850	01/13/30	847,656
500,000	g	James Hardie International Finance DAC	4.750	01/15/25	510,625
675,000	g	James Hardie International Finance DAC	5.000	01/15/28	703,688
2,750,000		LyondellBasell Industries NV	6.000	11/15/21	2,877,743
1,000,000	g,h	Metinvest BV	7.650	10/01/27	970,290
2,700,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	2,723,500
2,700,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	2,727,305
1,600,000		Mosaic Co	4.875	11/15/41	1,675,493
2,000,000		Newmont Corp	2.250	10/01/30	2,062,566
5,305,000		Newmont Goldcorp Corp	3.625	06/09/21	5,389,582
2,000,000	g	Nova Chemicals Corp	4.875	06/01/24	1,985,650
1,725,000		Nutrien Ltd	3.375	03/15/25	1,904,389
4,900,000		Nutrien Ltd	2.950	05/13/30	5,357,528
1,440,000	g	OCI NV	6.625	04/15/23	1,488,960
2,375,000	g	OCI NV	4.625	10/15/25	2,369,063
2,000,000	g	OCP S.A.	4.500	10/22/25	2,108,516
720,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	756,000
480,000		Packaging Corp of America	3.650	09/15/24	525,959
375,000	g	PolyOne Corp	5.750	05/15/25	397,500
4,050,000		Praxair, Inc	1.100	08/10/30	3,921,277
1,150,000		Praxair, Inc	2.000	08/10/50	1,034,406
1,550,000	g	SABIC Capital II BV	4.000	10/10/23	1,665,866
4,200,000		Sherwin-Williams Co	2.300	05/15/30	4,382,967
1,500,000	g	Sociedad Quimica y Minera de Chile S.A.	4.250	05/07/29	1,702,320
1,325,000	g	Suzano Austria GmbH	7.000	03/16/47	1,568,085
250,000	g	Tronox Finance plc	5.750	10/01/25	246,250
250,000	g	Tronox, Inc	6.500	04/15/26	250,000
175,000	g	Univar Solutions USA, Inc	5.125	12/01/27	179,594
1,525,000		Vulcan Materials Co	3.500	06/01/30	1,706,743
900,000		WRKCo, Inc	4.900	03/15/29	1,109,872
		TOTAL MATERIALS			105,651,651

MEDIA & ENTERTAINMENT - 2.8%
2,675,000		Activision Blizzard, Inc	3.400	09/15/26	3,046,121
1,850,000		Activision Blizzard, Inc	1.350	09/15/30	1,802,508
4,700,000		Alphabet, Inc	1.100	08/15/30	4,653,483
168

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,125,000		Alphabet, Inc	2.050%	08/15/50	$2,904,054
1,650,000	g	Banco Nacional de Panama	2.500	08/11/30	1,632,675
1,575,000	g	Cable Onda S.A.	4.500	01/30/30	1,639,260
500,000	g	CBS Radio, Inc	7.250	11/01/24	417,500
5,000,000	g	CCO Holdings LLC	4.250	02/01/31	5,179,507
5,150,000		Charter Communications Operating LLC	3.750	02/15/28	5,690,919
5,660,000		Charter Communications Operating LLC	4.200	03/15/28	6,426,972
2,500,000		Charter Communications Operating LLC	2.800	04/01/31	2,593,079
2,400,000		Charter Communications Operating LLC	5.125	07/01/49	2,777,073
10,750,000		Charter Communications Operating LLC	4.800	03/01/50	12,286,653
10,100,000		Comcast Corp	3.950	10/15/25	11,582,365
10,300,000		Comcast Corp	2.350	01/15/27	11,065,281
3,130,000		Comcast Corp	3.300	02/01/27	3,528,794
3,700,000		Comcast Corp	4.150	10/15/28	4,464,513
8,625,000		Comcast Corp	1.950	01/15/31	8,855,913
3,875,000		Comcast Corp	1.500	02/15/31	3,813,218
4,525,000		Comcast Corp	3.200	07/15/36	5,021,985
1,000,000		Comcast Corp	3.900	03/01/38	1,183,984
7,500,000		Comcast Corp	4.700	10/15/48	9,925,159
11,475,000		Comcast Corp	3.450	02/01/50	13,030,183
5,875,000		Comcast Corp	2.800	01/15/51	5,887,126
3,850,000		Comcast Corp	2.450	08/15/52	3,599,194
1,500,000	g	CSC Holdings LLC	7.500	04/01/28	1,657,095
5,000,000	g	CSC Holdings LLC	3.375	02/15/31	4,841,250
656,000		Discovery Communications LLC	2.950	03/20/23	691,037
3,730,000		Discovery Communications LLC	4.125	05/15/29	4,285,302
3,500,000		Discovery Communications LLC	5.200	09/20/47	4,196,005
1,000,000		DISH DBS Corp	7.750	07/01/26	1,099,360
2,000,000	h	DISH DBS Corp	7.375	07/01/28	2,060,000
2,000,000	g	Empresa de los Ferrocarriles del Estado	3.068	08/18/50	1,960,000
125,000	g	EW Scripps Co	5.125	05/15/25	122,188
1,125,000	g	Gray Escrow, Inc	7.000	05/15/27	1,219,655
550,000	g	Gray Television, Inc	5.875	07/15/26	570,625
2,785,000		Grupo Televisa SAB	6.625	01/15/40	3,669,839
650,000	g	Lamar Media Corp	3.750	02/15/28	646,750
1,000,000	g	Lamar Media Corp	4.000	02/15/30	1,000,000
2,400,000	g	LUKOIL Securities BV	3.875	05/06/30	2,535,120
3,000,000	g	Medco Bell Pte Ltd	6.375	01/30/27	2,580,000
1,750,000	g	MEGlobal Canada ULC	5.000	05/18/25	1,887,952
885,000		NBC Universal Media LLC	6.400	04/30/40	1,361,821
125,000	g	Nielsen Finance LLC	5.000	04/15/22	125,313
1,575,000	g	Sirius XM Radio, Inc	4.125	07/01/30	1,614,044
750,000	g	TEGNA, Inc	4.750	03/15/26	766,369
500,000	g	TEGNA, Inc	4.625	03/15/28	488,900
1,075,000	g	Telefonica Celular del Paraguay S.A.	5.875	04/15/27	1,124,343
250,000		Time Warner Cable LLC	5.875	11/15/40	311,023
5,125,000	g	Upjohn, Inc	2.700	06/22/30	5,302,586
1,250,000	g	Upjohn, Inc	3.850	06/22/40	1,345,772
1,100,000		ViacomCBS, Inc	2.900	01/15/27	1,185,139
800,000		ViacomCBS, Inc	3.375	02/15/28	881,615
1,770,000		ViacomCBS, Inc	4.375	03/15/43	1,875,982
200,000		ViacomCBS, Inc	5.850	09/01/43	250,584
4,500,000		Walt Disney Co	3.000	09/15/22	4,723,099
169

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$110,000		Walt Disney Co	7.625%	11/30/28	$157,269
7,800,000		Walt Disney Co	2.000	09/01/29	8,059,738
9,750,000		Walt Disney Co	2.650	01/13/31	10,496,176
85,000		Walt Disney Co	6.550	03/15/33	124,341
1,825,000		Weibo Corp	3.375	07/08/30	1,853,525
		TOTAL MEDIA & ENTERTAINMENT			210,077,336

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
1,550,000		AbbVie, Inc	2.850	05/14/23	1,630,410
2,900,000	g	AbbVie, Inc	3.800	03/15/25	3,217,944
11,400,000	g	AbbVie, Inc	2.950	11/21/26	12,418,358
7,050,000	g	AbbVie, Inc	3.200	11/21/29	7,751,729
6,500,000	g	AbbVie, Inc	4.050	11/21/39	7,423,633
2,072,000		AbbVie, Inc	4.400	11/06/42	2,461,885
1,360,000		AbbVie, Inc	4.450	05/14/46	1,616,313
8,775,000	g	AbbVie, Inc	4.250	11/21/49	10,364,602
1,775,000		AstraZeneca plc	3.125	06/12/27	1,968,312
325,000	g	Bausch Health Cos, Inc	5.000	01/30/28	315,656
595,000		Bristol-Myers Squibb Co	3.625	05/15/24	655,591
1,600,000		Bristol-Myers Squibb Co	2.900	07/26/24	1,733,730
900,000		Bristol-Myers Squibb Co	3.875	08/15/25	1,027,377
4,500,000		Bristol-Myers Squibb Co	3.450	11/15/27	5,169,017
19,950,000		Bristol-Myers Squibb Co	3.400	07/26/29	23,179,372
5,120,000		Bristol-Myers Squibb Co	4.250	10/26/49	6,724,123
225,000	g	Emergent BioSolutions, Inc	3.875	08/15/28	225,884
1,850,000		Gilead Sciences, Inc	1.200	10/01/27	1,852,992
4,500,000		Gilead Sciences, Inc	1.650	10/01/30	4,491,118
635,000		Gilead Sciences, Inc	4.000	09/01/36	768,010
950,000		Gilead Sciences, Inc	2.800	10/01/50	937,091
100,000	g	Jaguar Holding Co II	4.625	06/15/25	103,000
125,000	g	Jaguar Holding Co II	5.000	06/15/28	130,469
1,875,000		Johnson & Johnson	2.450	03/01/26	2,047,312
1,325,000		Johnson & Johnson	2.900	01/15/28	1,489,201
1,250,000		Johnson & Johnson	3.400	01/15/38	1,460,790
9,325,000		Merck & Co, Inc	1.450	06/24/30	9,454,515
6,150,000		Merck & Co, Inc	2.450	06/24/50	6,117,249
4,075,000		Mylan, Inc	4.550	04/15/28	4,744,535
3,050,000		Novartis Capital Corp	3.000	11/20/25	3,392,528
2,650,000	g	Royalty Pharma plc	2.200	09/02/30	2,634,511
8,375,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	8,481,982
1,000,000		Takeda Pharmaceutical Co Ltd	3.025	07/09/40	1,032,908
3,000,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	2,647,500
4,875,000		Thermo Fisher Scientific, Inc	4.133	03/25/25	5,554,204
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			145,223,851

REAL ESTATE - 2.2%
5,450,000		Alexandria Real Estate Equities, Inc	3.450	04/30/25	6,078,640
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	511,913
675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	776,522
2,775,000		Alexandria Real Estate Equities, Inc	4.900	12/15/30	3,490,744
1,900,000		Alexandria Real Estate Equities, Inc	1.875	02/01/33	1,854,044
1,450,000		American Tower Corp	3.000	06/15/23	1,535,531
2,700,000		American Tower Corp	2.950	01/15/25	2,916,290
170

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$600,000		American Tower Corp	3.375%	10/15/26	$664,268
10,000,000		American Tower Corp	2.750	01/15/27	10,781,793
1,200,000		American Tower Corp	3.600	01/15/28	1,345,372
5,800,000		American Tower Corp	3.800	08/15/29	6,639,080
6,950,000		American Tower Corp	2.900	01/15/30	7,501,574
5,025,000		American Tower Corp	1.875	10/15/30	4,948,986
1,975,000		Brandywine Operating Partnership LP	3.950	02/15/23	2,042,596
1,125,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,183,896
2,225,000		Brixmor Operating Partnership LP	3.850	02/01/25	2,382,071
2,000,000		Camden Property Trust	4.250	01/15/24	2,200,700
750,000		Camden Property Trust	3.150	07/01/29	831,586
1,125,000		Camden Property Trust	2.800	05/15/30	1,222,700
400,000		Crown Castle International Corp	3.650	09/01/27	447,371
1,275,000		Crown Castle International Corp	3.800	02/15/28	1,443,654
9,875,000		Crown Castle International Corp	2.250	01/15/31	9,947,760
2,375,000		Crown Castle International Corp	3.250	01/15/51	2,356,241
3,300,000		Digital Realty Trust LP	2.750	02/01/23	3,451,512
1,950,000		Digital Realty Trust LP	3.700	08/15/27	2,193,684
425,000		Duke Realty LP	3.250	06/30/26	471,143
1,075,000		Duke Realty LP	4.000	09/15/28	1,253,181
1,600,000		Duke Realty LP	1.750	07/01/30	1,591,493
1,925,000		Equinix, Inc	2.150	07/15/30	1,948,737
850,000		Essex Portfolio LP	3.375	01/15/23	890,418
4,575,000		Essex Portfolio LP	3.000	01/15/30	4,913,631
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	348,822
1,675,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,830,204
3,000,000		Healthcare Realty Trust, Inc	3.625	01/15/28	3,286,343
900,000		Healthcare Realty Trust, Inc	2.400	03/15/30	911,633
925,000	h	Healthcare Realty Trust, Inc	2.050	03/15/31	912,597
4,125,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	4,590,640
5,525,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	5,939,900
5,500,000		Highwoods Realty LP	3.875	03/01/27	5,963,597
1,025,000		Highwoods Realty LP	4.125	03/15/28	1,130,266
1,350,000		Highwoods Realty LP	4.200	04/15/29	1,514,850
6,510,000		Highwoods Realty LP	3.050	02/15/30	6,726,630
835,000		Hudson Pacific Properties LP	3.950	11/01/27	897,793
1,500,000		Hudson Pacific Properties LP	3.250	01/15/30	1,552,598
775,000		iStar, Inc	4.750	10/01/24	749,812
425,000		Life Storage LP	2.200	10/15/30	424,231
350,000	g	MGM Growth Properties Operating Partnership LP	4.625	06/15/25	357,000
1,200,000		Mid-America Apartments LP	4.300	10/15/23	1,310,982
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,304,584
1,050,000		Mid-America Apartments LP	4.000	11/15/25	1,185,131
2,150,000		Mid-America Apartments LP	3.600	06/01/27	2,395,028
7,350,000		Mid-America Apartments LP	2.750	03/15/30	7,918,751
2,700,000		Mid-America Apartments LP	1.700	02/15/31	2,656,398
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,131,363
625,000		National Retail Properties, Inc	4.000	11/15/25	692,457
1,850,000		National Retail Properties, Inc	3.600	12/15/26	1,999,479
1,100,000		Regency Centers LP	3.900	11/01/25	1,199,169
1,950,000		Regency Centers LP	3.600	02/01/27	2,109,174
4,650,000		Regency Centers LP	2.950	09/15/29	4,814,284
171

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,925,000		Retail Properties of America, Inc	4.750%	09/15/30	$2,928,553
646,000		SITE Centers Corp	3.625	02/01/25	659,982
1,000,000		SITE Centers Corp	4.700	06/01/27	1,054,545
775,000	g	VICI Properties LP	3.500	02/15/25	767,254
400,000		Weingarten Realty Investors	3.375	10/15/22	409,743
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,936,190
475,000		Weingarten Realty Investors	4.450	01/15/24	506,490
1,025,000		Weingarten Realty Investors	3.850	06/01/25	1,075,110
700,000		Weingarten Realty Investors	3.250	08/15/26	724,801
		TOTAL REAL ESTATE			165,733,515

RETAILING - 0.6%
1,100,000		AutoNation, Inc	3.800	11/15/27	1,202,225
3,275,000		AutoZone, Inc	1.650	01/15/31	3,218,159
925,000	g	Booz Allen Hamilton, Inc	3.875	09/01/28	949,559
90,000	g	Camelot Finance S.A.	4.500	11/01/26	92,025
600,000		CDW LLC	3.250	02/15/29	597,750
550,000	g	Group 1 Automotive, Inc	4.000	08/15/28	540,375
2,175,000		Home Depot, Inc	2.000	04/01/21	2,190,998
520,000		Home Depot, Inc	2.625	06/01/22	539,853
300,000	g	L Brands, Inc	6.875	07/01/25	324,000
125,000	g	L Brands, Inc	9.375	07/01/25	143,437
925,000	g	L Brands, Inc	6.625	10/01/30	941,187
850,000	g	Lithia Motors, Inc	4.625	12/15/27	877,625
1,950,000	g,h	Lithia Motors, Inc	4.375	01/15/31	1,950,000
227,000	g	Macy’s, Inc	8.375	06/15/25	234,702
4,215,000		O’Reilly Automotive, Inc	3.550	03/15/26	4,761,130
2,175,000		O’Reilly Automotive, Inc	3.600	09/01/27	2,472,923
2,100,000		O’Reilly Automotive, Inc	4.200	04/01/30	2,522,468
1,375,000		O’Reilly Automotive, Inc	1.750	03/15/31	1,357,991
715,000		Penske Automotive Group, Inc	5.500	05/15/26	737,580
500,000	g	PetSmart, Inc	7.125	03/15/23	504,375
500,000	g	PetSmart, Inc	5.875	06/01/25	511,800
1,250,000	g	PetSmart, Inc	8.875	06/01/25	1,296,813
2,200,000	g	Prosus NV	3.680	01/21/30	2,371,958
3,000,000	g	Staples, Inc	7.500	04/15/26	2,764,380
1,900,000		Target Corp	3.375	04/15/29	2,207,797
6,325,000		Target Corp	2.350	02/15/30	6,862,650
675,000		Target Corp	2.650	09/15/30	754,989
		TOTAL RETAILING			42,928,749

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
4,250,000		Broadcom, Inc	4.150	11/15/30	4,771,415
5,600,000		Intel Corp	2.875	05/11/24	6,052,548
1,500,000		Intel Corp	2.600	05/19/26	1,650,045
3,700,000		Intel Corp	3.750	03/25/27	4,333,045
260,000		Intel Corp	3.150	05/11/27	291,905
1,150,000		Intel Corp	3.734	12/08/47	1,370,255
1,350,000		Lam Research Corp	3.750	03/15/26	1,548,407
1,525,000		Lam Research Corp	4.000	03/15/29	1,826,197
5,575,000		Lam Research Corp	1.900	06/15/30	5,772,197
550,000		Lam Research Corp	2.875	06/15/50	568,082
2,250,000	g	NXP BV	4.875	03/01/24	2,529,792
2,650,000	g	NXP BV	3.875	06/18/26	2,968,852
172

TIAA-CREF FUNDS – Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,200,000	g	NXP BV		3.400%	05/01/30	$1,312,705
1,100,000		Texas Instruments, Inc		2.625	05/15/24	1,181,032
1,100,000		Texas Instruments, Inc		4.150	05/15/48	1,435,245
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				37,611,722

SOFTWARE & SERVICES - 1.1%
9,955,000		Adobe, Inc		2.300	02/01/30	10,735,435
1,275,000		Baidu, Inc		4.375	05/14/24	1,396,645
250,000	g	Black Knight InfoServ LLC		3.625	09/01/28	252,656
2,000,000		Fidelity National Information Services, Inc		3.000	08/15/26	2,219,775
2,365,000		Fidelity National Information Services, Inc		3.750	05/21/29	2,781,531
6,300,000		Fiserv, Inc		2.750	07/01/24	6,734,838
9,550,000		Fiserv, Inc		3.500	07/01/29	10,869,170
900,000	g	Gartner, Inc		3.750	10/01/30	910,395
2,425,000		Global Payments, Inc		2.650	02/15/25	2,573,074
5,225,000		Global Payments, Inc		3.200	08/15/29	5,699,494
350,000	h,i	Hyland Software, Inc	LIBOR 1 M + 3.500%	4.000	07/01/24	348,176
10,500,000		International Business Machines Corp		1.950	05/15/30	10,808,481
19,000,000		Microsoft Corp		2.400	08/08/26	20,696,672
754,000		Microsoft Corp		4.100	02/06/37	978,256
1,860,000		Microsoft Corp		3.700	08/08/46	2,333,926
446,000		Microsoft Corp		2.525	06/01/50	465,257
550,000	g	Open Text Holdings, Inc		4.125	02/15/30	565,642
175,000	g	Presidio Holdings, Inc		4.875	02/01/27	177,354
875,000		salesforce.com, Inc		3.700	04/11/28	1,031,395
580,000		Visa, Inc		3.150	12/14/25	648,788
4,725,000		Visa, Inc		2.050	04/15/30	5,049,787
900,000		Visa, Inc		2.700	04/15/40	971,651
		TOTAL SOFTWARE & SERVICES				88,248,398

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
3,450,000		Amphenol Corp		2.800	02/15/30	3,774,155
8,575,000		Apple, Inc		2.450	08/04/26	9,342,112
19,975,000		Apple, Inc		2.050	09/11/26	21,351,635
1,100,000		Apple, Inc		4.650	02/23/46	1,531,723
12,850,000		Broadcom Corp		3.875	01/15/27	14,248,893
10,000,000		Cisco Systems, Inc		1.850	09/20/21	10,138,001
467,000	g	CommScope Technologies LLC		6.000	06/15/25	473,328
675,000		Corning, Inc		4.375	11/15/57	822,073
843,000	g	Dell International LLC		4.420	06/15/21	862,914
4,450,000	g	Dell International LLC		5.300	10/01/29	5,097,498
2,390,000	g	Empresas Publicas de Medellin ESP		4.250	07/18/29	2,386,654
2,425,000	g	NCR Corp		5.000	10/01/28	2,421,969
3,000,000		Tyco Electronics Group S.A.		3.500	02/03/22	3,096,340
525,000		Tyco Electronics Group S.A.		3.700	02/15/26	589,250
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				76,136,545

TELECOMMUNICATION SERVICES - 2.7%
4,936,000		AT&T, Inc		3.000	06/30/22	5,131,507
1,000,000		AT&T, Inc		2.950	07/15/26	1,091,947
4,250,000		AT&T, Inc		3.800	02/15/27	4,791,020
10,550,000		AT&T, Inc		4.350	03/01/29	12,383,167
173

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$8,200,000		AT&T, Inc	4.300%	02/15/30	$9,708,391
7,400,000		AT&T, Inc	2.250	02/01/32	7,391,387
2,300,000		AT&T, Inc	4.500	05/15/35	2,712,952
12,359,000		AT&T, Inc	4.500	03/09/48	14,109,636
9,500,000		AT&T, Inc	3.650	06/01/51	9,588,242
8,825,000		AT&T, Inc	3.300	02/01/52	8,211,771
7,122,000	g	AT&T, Inc	3.500	09/15/53	6,938,507
4,400,000	g	AT&T, Inc	3.550	09/15/55	4,209,031
2,399,000	g	AT&T, Inc	3.650	09/15/59	2,316,643
1,875,000	g	Avaya, Inc	6.125	09/15/28	1,914,844
2,000,000	g	Bharti Airtel Ltd	4.375	06/10/25	2,111,660
450,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	471,375
2,000,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	2,077,500
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	978,264
1,325,000	g	Front Range BidCo, Inc	4.000	03/01/27	1,304,098
2,000,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,219,150
2,000,000	g	Network i2i Ltd	5.650	N/A‡	2,000,000
500,000		Orange S.A.	5.375	01/13/42	702,515
1,000,000	g	Oztel Holdings SPC Ltd	6.625	04/24/28	990,274
510,000		Rogers Communications, Inc	3.625	12/15/25	576,756
1,900,000		Rogers Communications, Inc	3.700	11/15/49	2,121,500
925,000	g	Switch Ltd	3.750	09/15/28	934,250
4,700,000		Telefonica Emisiones SAU	4.103	03/08/27	5,343,496
16,100,000	g	T-Mobile USA, Inc	3.875	04/15/30	18,306,183
10,800,000	g,h	T-Mobile USA, Inc	2.550	02/15/31	11,189,664
1,275,000	g,h	T-Mobile USA, Inc	3.000	02/15/41	1,258,731
1,150,000	g	T-Mobile USA, Inc	4.500	04/15/50	1,382,254
206,000		Verizon Communications, Inc	3.376	02/15/25	229,371
950,000		Verizon Communications, Inc	4.125	03/16/27	1,120,881
25,000,000		Verizon Communications, Inc	3.150	03/22/30	28,231,961
11,097,000		Verizon Communications, Inc	4.272	01/15/36	13,667,683
3,000,000		Verizon Communications, Inc	4.000	03/22/50	3,684,735
6,625,000		Vodafone Group plc	4.375	05/30/28	7,840,330
7,000,000		Vodafone Group plc	4.250	09/17/50	8,118,675
		TOTAL TELECOMMUNICATION SERVICES			207,360,351

TRANSPORTATION - 1.0%
3,000,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	2,983,698
800,000	g	Adani Ports & Special Economic Zone Ltd	4.200	08/04/27	802,687
5,000,000		Boeing Co	2.950	02/01/30	4,835,292
1,825,000		Boeing Co	3.250	02/01/35	1,713,856
850,000		Boeing Co	3.750	02/01/50	777,710
3,825,000		Burlington Northern Santa Fe LLC	3.050	02/15/51	4,155,070
975,000		Canadian Pacific Railway Co	2.050	03/05/30	1,015,947
1,000,000		CSX Corp	2.600	11/01/26	1,089,725
625,000		CSX Corp	3.250	06/01/27	706,391
700,000		CSX Corp	3.800	03/01/28	816,478
9,715,000		CSX Corp	4.250	03/15/29	11,697,241
5,400,000		CSX Corp	2.400	02/15/30	5,781,186
3,475,000		Delta Air Lines, Inc	2.900	10/28/24	3,092,750
775,000	g	Delta Air Lines, Inc	7.000	05/01/25	850,810
1,275,000	g	Delta Air Lines, Inc	4.500	10/20/25	1,308,469
2,275,000		Delta Air Lines, Inc	3.750	10/28/29	1,939,483
1,000,000	g	DP World Ltd	5.625	09/25/48	1,140,000
174

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$12,225,000		FedEx Corp	3.100%	08/05/29	$13,572,740
1,100,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	1,101,878
1,243,000	g	Mexico City Airport Trust	4.250	10/31/26	1,100,055
700,000	g	Mileage Plus Holdings LLC	6.500	06/20/27	728,875
2,650,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	2,805,025
5,200,000		Union Pacific Corp	3.950	09/10/28	6,129,946
2,175,000		Union Pacific Corp	3.839	03/20/60	2,522,311
		TOTAL TRANSPORTATION			72,667,623

UTILITIES - 3.7%
1,965,125	g	Adani Transmission Ltd	4.250	05/21/36	1,951,588
1,000,000		AEP Transmission Co LLC	3.100	12/01/26	1,125,030
1,000,000		AEP Transmission Co LLC	4.000	12/01/46	1,210,646
725,000		Alabama Power Co	4.150	08/15/44	883,765
3,000,000		Alabama Power Co	3.450	10/01/49	3,406,946
4,600,000		Ameren Corp	3.650	02/15/26	5,189,133
1,800,000		Ameren Corp	3.500	01/15/31	2,056,383
1,650,000		American Water Capital Corp	3.000	12/01/26	1,790,138
1,025,000		American Water Capital Corp	2.800	05/01/30	1,121,964
1,400,000		American Water Capital Corp	4.000	12/01/46	1,689,918
2,275,000		American Water Capital Corp	3.750	09/01/47	2,680,676
675,000		American Water Capital Corp	3.450	05/01/50	755,004
5,275,000	h	Atmos Energy Corp	1.500	01/15/31	5,250,434
375,000		Atmos Energy Corp	4.125	10/15/44	463,794
3,000,000		Avangrid, Inc	3.150	12/01/24	3,270,478
800,000	g	Azure Power Solar Energy Pvt Ltd	5.650	12/24/24	830,842
2,050,000		Baltimore Gas & Electric Co	3.750	08/15/47	2,410,498
2,750,000		Baltimore Gas & Electric Co	3.200	09/15/49	2,953,807
4,950,000		Berkshire Hathaway Energy Co	3.250	04/15/28	5,609,538
1,075,000		Black Hills Corp	4.250	11/30/23	1,179,276
850,000		Black Hills Corp	3.150	01/15/27	911,262
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	159,246
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	876,055
1,125,000		CMS Energy Corp	3.600	11/15/25	1,256,932
395,000		Commonwealth Edison Co	5.900	03/15/36	565,735
6,750,000		Commonwealth Edison Co	3.000	03/01/50	7,198,760
2,100,000		Dominion Energy Gas Holdings LLC	2.500	11/15/24	2,231,787
1,550,000		Dominion Resources, Inc	2.000	08/15/21	1,569,376
7,575,000		DTE Electric Co	2.250	03/01/30	8,062,665
2,100,000		DTE Electric Co	2.950	03/01/50	2,217,582
3,050,000		Duke Energy Corp	1.800	09/01/21	3,086,874
7,575,000		Duke Energy Corp	2.650	09/01/26	8,197,436
3,125,000		Duke Energy Corp	3.750	09/01/46	3,556,418
1,438,452		Duke Energy Florida Project Finance LLC	1.731	09/01/22	1,408,746
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	705,839
2,000,000		Enel Chile S.A.	4.875	06/12/28	2,361,000
3,000,000	g	ENN Energy Holdings Ltd	2.625	09/17/30	2,997,840
4,994,000		Entergy Corp	4.000	07/15/22	5,267,168
3,075,000		Entergy Corp	2.950	09/01/26	3,394,642
3,600,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	3,511,600
900,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	825,987
1,000,000		Eversource Energy	0.800	08/15/25	994,774
3,000,000		Eversource Energy	3.450	01/15/50	3,339,189
175

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,225,000		Exelon Corp	4.050%	04/15/30	$1,432,686
2,975,000		Exelon Generation Co LLC	3.400	03/15/22	3,083,553
2,750,000		Florida Power & Light Co	2.850	04/01/25	3,015,534
2,700,000		Florida Power & Light Co	3.990	03/01/49	3,449,114
675,000	g	Grupo Energia Bogota S.A. ESP	4.875	05/15/30	754,312
1,150,000		Indiana Michigan Power Co	3.750	07/01/47	1,334,356
2,000,000	g	Inkia Energy Ltd	5.875	11/09/27	2,085,250
555,000		Integrys Energy Group, Inc	4.170	11/01/20	556,655
4,000,000	g	Israel Electric Corp Ltd	4.250	08/14/28	4,538,718
2,000,000	g	Kallpa Generacion SA	4.125	08/16/27	2,090,000
2,200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	2,384,979
7,275,000		MidAmerican Energy Co	3.650	04/15/29	8,662,601
2,175,000		MidAmerican Energy Co	3.650	08/01/48	2,562,705
1,325,000	g	Narragansett Electric Co	3.395	04/09/30	1,509,612
1,650,000		Nevada Power Co	2.400	05/01/30	1,771,205
1,150,000	g	Nexa Resources S.A.	6.500	01/18/28	1,254,650
300,000		NextEra Energy Capital Holdings, Inc	3.250	04/01/26	335,459
400,000		NextEra Energy Capital Holdings, Inc	2.750	11/01/29	431,387
5,750,000		NextEra Energy Capital Holdings, Inc	2.250	06/01/30	5,984,021
3,075,000		NiSource, Inc	3.490	05/15/27	3,425,559
5,350,000		NiSource, Inc	3.600	05/01/30	6,092,154
12,100,000		NiSource, Inc	1.700	02/15/31	11,878,081
1,800,000		Northern States Power Co	2.900	03/01/50	1,922,641
3,175,000		Northern States Power Co	2.600	06/01/51	3,214,836
1,250,000		NRG Energy, Inc	5.750	01/15/28	1,348,437
2,000,000		NSTAR Electric Co	3.200	05/15/27	2,237,484
850,000		NSTAR Electric Co	3.950	04/01/30	1,027,520
2,175,000		Ohio Power Co	4.150	04/01/48	2,702,371
2,175,000		Ohio Power Co	4.000	06/01/49	2,657,302
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	231,769
700,000		ONE Gas, Inc	3.610	02/01/24	761,136
350,000	g	Pattern Energy Operations LP	4.500	08/15/28	363,125
1,375,000		PECO Energy Co	3.000	09/15/49	1,464,263
1,000,000		PECO Energy Co	2.800	06/15/50	1,034,502
1,400,000	g	Perusahaan Listrik Negara PT	3.875	07/17/29	1,491,000
2,000,000	g	Perusahaan Listrik Negara PT	3.375	02/05/30	2,062,480
1,750,000	†,g,q	Petra Diamonds US Treasury plc	7.250	05/01/22	647,500
135,000		Potomac Electric Power Co	7.900	12/15/38	203,913
2,400,000		PPL Capital Funding, Inc	3.950	03/15/24	2,635,021
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,019,036
1,175,000	g	Promigas S.A. ESP	3.750	10/16/29	1,151,500
3,450,000		PSEG Power LLC	3.850	06/01/23	3,711,614
1,200,000	g	PTTEP Treasury Center Co Ltd	2.587	06/10/27	1,237,182
3,225,000		Public Service Co of Colorado	3.200	03/01/50	3,659,851
3,925,000		Public Service Electric & Gas Co	3.150	01/01/50	4,429,540
3,750,000		Public Service Electric & Gas Co	2.700	05/01/50	3,905,603
7,625,000		Public Service Electric & Gas Co	2.050	08/01/50	6,903,695
2,775,000		Public Service Enterprise Group, Inc	0.800	08/15/25	2,756,042
2,500,000	g	Rumo Luxembourg Sarl	5.250	01/10/28	2,600,500
1,750,000		Southern Co	4.400	07/01/46	2,071,168
15,000,000		Southern Co	4.000	01/15/51	15,041,602
2,075,000		Southern Co Gas Capital Corp	3.875	11/15/25	2,329,177
1,250,000		Southern Co Gas Capital Corp	4.400	06/01/43	1,483,767
1,175,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,311,872
176

TIAA-CREF FUNDS – Core Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$4,950,000		Southern Power Co	2.500%	12/15/21	$5,066,461
	1,925,000		Southern Power Co	4.150	12/01/25	2,206,889
	4,900,000		Southwestern Public Service Co	3.400	08/15/46	5,404,263
	400,000		TC PipeLines LP	3.900	05/25/27	428,530
	2,000,000	g	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	2,008,310
	845,000		Virginia Electric & Power Co	2.950	01/15/22	865,887
	1,025,000		Virginia Electric & Power Co	2.950	11/15/26	1,140,490
	1,050,000		Virginia Electric & Power Co	3.500	03/15/27	1,194,471
	6,000,000		Virginia Electric & Power Co	3.800	04/01/28	7,049,899
	1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	1,166,703
	1,800,000		Xcel Energy, Inc	3.350	12/01/26	2,027,243
	470,000		Xcel Energy, Inc	4.800	09/15/41	587,202
			TOTAL UTILITIES			287,923,159

			TOTAL CORPORATE BONDS			3,218,096,707
			(Cost $3,026,240,099)

GOVERNMENT BONDS - 35.8%

AGENCY SECURITIES - 0.4%
	675,578		AMAL Ltd	3.465	08/21/21	686,053
	2,500,000		Amber Circle Funding Ltd	3.250	12/04/22	2,587,112
	3,479,000		Canal Barge Co, Inc	4.500	11/12/34	4,040,498
	6,000,000		Overseas Private Investment Corp (OPIC)	3.520	09/20/32	7,009,489
	11,000,000	g	Private Export Funding Corp (PEFCO)	3.266	11/08/21	11,336,522
	2,000,000	g	Reliance Industries Ltd	3.667	11/30/27	2,195,229
	1,510,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,527,471
			TOTAL AGENCY SECURITIES			29,382,374

FOREIGN GOVERNMENT BONDS - 3.0%
	2,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	2,197,397
	1,500,000	g	Abu Dhabi Government International Bond	2.500	09/30/29	1,602,850
	3,150,000	g	Abu Dhabi Government International Bond	3.125	09/30/49	3,369,555
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,576,038
	35,219		Argentine Republic Government International Bond	1.000	07/09/29	16,043
	1,013,650		Argentine Republic Government International Bond (Step Bond)	0.125	07/09/30	422,692
	1,500,000	g	Bahrain Government International Bond	5.450	09/16/32	1,424,949
	2,000,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	2,087,460
	8,200	g	Barbados Government International Bond	6.500	02/01/21	8,138
	133,900	g	Barbados Government International Bond	6.500	10/01/29	130,057
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,777,784
	1,575,000	g	Bermuda Government International Bond	4.750	02/15/29	1,878,502
	550,000	g	Bermuda Government International Bond	2.375	08/20/30	556,187
	3,000,000	g	BNG Bank NV	3.000	09/20/23	3,234,019
	1,660,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,703,592
	1,450,000		Brazilian Government International Bond	3.875	06/12/30	1,448,550
	1,450,000		Brazilian Government International Bond	5.625	02/21/47	1,573,250
	5,950,000		Chile Government International Bond	2.550	01/27/32	6,277,250
	3,200,000		Colombia Government International Bond	3.000	01/30/30	3,251,200
	1,200,000		Colombia Government International Bond	5.000	06/15/45	1,398,000
COP	3,520,000,000		Colombian TES	7.250	10/26/50	959,996
177

TIAA-CREF FUNDS – Core Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$1,475,000	g	Corp Financiera de Desarrollo S.A.	2.400%	09/28/27	$1,487,537
	2,925,000	g	Costa Rica Government International Bond	5.625	04/30/43	2,410,200
DOP	121,500,000	g	Dominican Republic Government International Bond	8.900	02/15/23	2,073,960
DOP	90,000,000	g	Dominican Republic Government International Bond	9.750	06/05/26	1,559,319
DOP	120,000,000	g	Dominican Republic Government International Bond	12.000	03/05/32	2,386,183
	$3,000,000	g	Dominican Republic Government International Bond	4.875	09/23/32	2,983,500
	3,000,000	g	Dominican Republic Government International Bond	6.500	02/15/48	3,034,500
	143,196	g	Ecuador Government International Bond	0.000	07/31/30	66,414
	458,325	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/30	309,374
	1,201,102	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/35	663,621
	550,475	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/40	274,549
	1,125,000	g	Egypt Government International Bond	5.577	02/21/23	1,154,470
EUR	3,000,000	g	Egypt Government International Bond	5.625	04/16/30	3,177,133
	$1,050,000	g	Egypt Government International Bond	8.500	01/31/47	1,014,899
	1,875,000	g	Egypt Government International Bond	8.875	05/29/50	1,856,846
	1,200,000	g	El Salvador Government International Bond	7.625	02/01/41	1,003,200
	1,070,000	g	El Salvador Government International Bond	7.125	01/20/50	832,888
	395,000		European Investment Bank	4.875	02/15/36	595,629
	4,400,000	g	Export-Import Bank of India	3.875	02/01/28	4,614,104
	2,000,000		Export-Import Bank of Korea	0.750	09/21/25	1,993,949
	3,000,000		Export-Import Bank of Korea	1.250	09/21/30	2,952,862
	950,000	g	Ghana Government International Bond	8.125	03/26/32	830,919
	1,500,000	g	Ghana Government International Bond	8.627	06/16/49	1,260,000
	850,000	g	Guatemala Government International Bond	4.500	05/03/26	910,775
	1,550,000	g	Guatemala Government International Bond	4.375	06/05/27	1,657,725
EUR	1,750,000	g	Hellenic Republic Government International Bond	1.875	07/23/26	2,210,677
	$3,200,000	g	Honduras Government International Bond	6.250	01/19/27	3,500,800
	250,000	g	Honduras Government International Bond	5.625	06/24/30	267,375
IDR	28,000,000,000		Indonesia Treasury Bond	7.000	09/15/30	1,887,742
IDR	25,500,000,000		Indonesia Treasury Bond	7.500	08/15/32	1,735,255
	$1,921,875	g	Iraq Government International Bond	5.800	01/15/28	1,712,487
	3,100,000		Israel Government International Bond	3.250	01/17/28	3,531,873
	2,175,000		Israel Government International Bond	4.125	01/17/48	2,751,506
	1,452,500	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,343,562
	3,050,000		Jamaica Government International Bond	7.875	07/28/45	3,859,775
	1,500,000	g	Japan Finance Organization for Municipalities	3.000	03/12/24	1,620,158
	1,750,000	g	Jordan Government International Bond	4.950	07/07/25	1,742,781
	1,500,000	g	Jordan Government International Bond	5.750	01/31/27	1,500,075
	1,375,000	g	Kenya Government International Bond	7.000	05/22/27	1,348,266
	1,150,000	g	Kommunalbanken AS.	1.375	10/26/20	1,150,863
	2,080,000	g	Kommunalbanken AS.	2.750	02/05/24	2,243,818
	2,000,000	g	Kommunalbanken AS.	1.125	06/14/30	2,027,581
	3,175,000	g	Korea Electric Power Corp	1.125	06/15/25	3,190,399
	1,650,000	g	Korea Housing Finance Corp	2.000	10/11/21	1,672,194
178

TIAA-CREF FUNDS – Core Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$1,500,000	g	Korea Housing Finance Corp	3.000%	10/31/22	$1,570,470
	15,000,000		Kreditanstalt fuer Wiederaufbau	2.750	10/01/20	15,000,000
	2,200,000		Mexico Government International Bond	4.150	03/28/27	2,444,200
	1,950,000		Mexico Government International Bond	3.250	04/16/30	1,989,995
	3,424,000		Mexico Government International Bond	6.050	01/11/40	4,281,472
	1,500,000	g	Mongolia Government International Bond	5.125	12/05/22	1,529,736
	2,000,000	g	Morocco Government International Bond	5.500	12/11/42	2,482,032
	2,500,000	g	Namibia Government International Bond	5.250	10/29/25	2,477,788
	2,000,000	g	Nederlandse Waterschapsbank NV	2.125	11/15/21	2,041,108
	2,000,000	g	Nederlandse Waterschapsbank NV	3.125	12/05/22	2,121,606
	2,425,000	g	Nigeria Government International Bond	6.500	11/28/27	2,307,591
	1,500,000	g	Oman Government International Bond	6.000	08/01/29	1,380,630
	3,000,000		Panama Government International Bond	4.300	04/29/53	3,686,250
	3,225,000	g	Panama Notas del Tesoro	3.750	04/17/26	3,445,267
	475,000	g	Paraguay Government International Bond	4.700	03/27/27	538,417
	725,000	g	Paraguay Government International Bond	5.400	03/30/50	877,982
	3,400,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	3,734,220
	4,650,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	5,309,417
	1,825,000		Peruvian Government International Bond	4.125	08/25/27	2,128,406
PEN	6,775,000	g	Peruvian Government International Bond	5.400	08/12/34	1,965,997
	$554,167	g	Petroamazonas EP	4.625	12/06/21	493,209
	2,600,000		Philippine Government International Bond	3.750	01/14/29	3,030,239
	620,000		Province of Quebec Canada	7.500	09/15/29	950,807
	1,500,000	†,g	Provincia de Mendoza Argentina	8.375	05/19/24	975,015
	450,000	g	Qatar Government International Bond	3.400	04/16/25	493,124
	1,375,000	g	Qatar Government International Bond	3.750	04/16/30	1,593,170
	1,075,000	g	Republic of Belarus Government International Bond	7.625	06/29/27	1,046,849
	5,000,000		Republic of Italy Government International Bond	4.000	10/17/49	5,362,590
	2,200,000	g	Republic of Paraguay	6.100	08/11/44	2,836,900
	2,150,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	2,257,150
	2,000,000	g	Romanian Government International Bond	3.000	02/14/31	2,052,886
	2,900,000	g	Saudi Government International Bond	4.500	04/17/30	3,465,956
	2,000,000	g	Saudi Government International Bond	3.750	01/21/55	2,163,200
RSD	290,000,000		Serbia Treasury Bonds	5.875	02/08/28	3,373,595
	$2,000,000		South Africa Government International Bond	5.875	09/16/25	2,139,024
	2,900,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	3,296,824
	1,125,000	g	Sri Lanka Government International Bond	6.850	03/14/24	821,011
	2,050,000		State of Israel	3.375	01/15/50	2,269,957
EUR	2,275,000	g	Ukraine Government International Bond	4.375	01/27/30	2,172,101
	$1,776,946		Uruguay Government International Bond	4.375	01/23/31	2,112,345
	2,400,000	g	Zambia Government International Bond	8.500	04/14/24	1,168,346
			TOTAL FOREIGN GOVERNMENT BONDS			226,682,134

MORTGAGE BACKED - 20.9%
	332		Federal Home Loan Mortgage Corp (FHLMC)	7.500	11/15/21	339
	488		FHLMC	6.000	05/15/22	498
	9,825,000		FHLMC	3.000	10/15/33	10,967,082
	4,453,348		FHLMC	3.500	08/15/43	4,595,728
	15,852,884		FHLMC	3.500	03/15/44	17,375,434
	4,685,686	i	FHLMC	5.768	03/15/44	893,958
179

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$14,166,545		FHLMC	4.000%	10/01/47	$15,680,045
6,759,787	i	FHLMC	9.676	06/15/48	8,495,100
2,104,247		FHLMC	3.000	09/01/48	2,212,367
7,783,690	i	FHLMC	9.596	10/15/48	9,899,778
41,623,749		FHLMC	4.000	09/01/49	45,917,994
655		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	01/01/31	677
13,637		FGLMC	8.000	09/01/31	16,144
73,422		FGLMC	7.000	12/01/31	85,250
62,897		FGLMC	4.500	07/01/33	69,303
436,876		FGLMC	7.000	12/01/33	511,433
146,279		FGLMC	4.500	04/01/35	161,277
118,776		FGLMC	7.000	05/01/35	137,744
2,559,608		FGLMC	5.000	06/01/36	2,944,599
105,691		FGLMC	5.000	07/01/39	121,747
2,284,849		FGLMC	5.000	08/01/44	2,625,244
123,595		FGLMC	4.500	11/01/44	137,947
205,849		FGLMC	4.500	11/01/44	229,783
86,827		FGLMC	4.500	12/01/44	95,440
130,878		FGLMC	4.500	12/01/44	146,148
887,945		FGLMC	3.500	04/01/45	981,613
19,909,235		FGLMC	3.500	08/01/45	22,155,512
23,471,654		FGLMC	3.500	10/01/45	25,890,682
4,862,407		FGLMC	4.000	12/01/45	5,403,577
27,702,763		FGLMC	3.500	08/01/46	30,526,348
23,655,094		FGLMC	3.000	02/01/47	24,811,045
7,039,336		FGLMC	4.500	06/01/47	7,856,620
6,133,993		FGLMC	4.000	09/01/47	6,722,567
7,324,379		FGLMC	3.500	12/01/47	8,025,283
21,531,442		FGLMC	3.500	03/01/48	23,541,107
16,908,051		FGLMC	4.000	03/01/48	18,818,615
3,917,664		FGLMC	4.000	07/01/48	4,310,656
19,799,338		FGLMC	4.500	08/01/48	21,895,445
164		Federal National Mortgage Association (FNMA)	8.000	07/01/24	180
161		FNMA	7.500	01/01/29	179
990		FNMA	7.500	03/01/31	1,190
1,757,322		FNMA	3.500	05/01/32	1,874,456
5,613,844		FNMA	3.000	10/01/32	5,889,856
34,000,000	h	FNMA	2.500	10/25/32	35,498,125
940,871		FNMA	3.500	11/01/32	1,005,216
977,721		FNMA	5.000	05/01/35	1,123,779
739,190		FNMA	5.000	10/01/35	850,565
49,000,000	h	FNMA	2.000	10/25/35	50,914,062
385,301		FNMA	5.000	02/01/36	443,219
411,114		FNMA	5.500	11/01/38	477,547
336,908		FNMA	5.500	03/01/39	396,796
10,869,942		FNMA	3.000	10/01/39	11,381,528
3,511,801		FNMA	3.000	05/01/40	3,685,626
806,401		FNMA	5.000	09/01/40	928,815
412,703		FNMA	4.000	02/01/41	455,495
664,400		FNMA	5.000	05/01/41	765,497
12,070,369		FNMA	4.000	09/01/42	13,224,416
1,092,727		FNMA	3.500	04/01/43	1,205,033
5,321,998		FNMA	3.000	04/25/43	5,591,172
180

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$976,139		FNMA	3.500%	09/01/43	$1,076,450
5,259,543	i	FNMA	5.802	09/25/43	1,178,066
3,261,796		FNMA	4.000	01/01/44	3,631,760
2,443,436		FNMA	4.500	03/01/44	2,758,971
1,083,600		FNMA	4.500	06/01/44	1,210,856
3,957,432		FNMA	4.500	06/01/44	4,421,060
934,394		FNMA	3.500	07/01/44	1,009,977
2,466,240		FNMA	4.500	08/01/44	2,755,175
3,342,373		FNMA	4.500	10/01/44	3,734,172
2,506,745		FNMA	4.500	11/01/44	2,797,328
2,485,847		FNMA	5.000	11/01/44	2,856,943
624,277		FNMA	4.500	12/01/44	697,447
2,548,200		FNMA	4.000	01/01/45	2,786,004
6,867,168		FNMA	3.000	02/25/45	7,195,807
1,860,932		FNMA	3.000	02/25/45	1,916,449
244,824		FNMA	3.500	03/01/45	270,570
180,767		FNMA	3.500	03/01/45	199,776
1,989,824		FNMA	3.000	03/25/45	2,062,037
4,908,744		FNMA	3.500	04/25/45	5,121,320
2,430,891		FNMA	3.500	05/01/45	2,704,273
4,117,351		FNMA	4.000	06/01/45	4,542,599
5,239,458		FNMA	4.000	12/01/45	5,829,933
12,798,282		FNMA	3.000	12/25/45	13,316,918
5,109,435		FNMA	3.500	01/01/46	5,634,746
4,649,656		FNMA	4.000	01/01/46	5,178,391
4,246,964		FNMA	4.000	03/01/46	4,684,357
4,162,844		FNMA	3.500	06/01/46	4,590,855
7,790,856		FNMA	3.500	07/01/46	8,591,876
16,490,051		FNMA	3.500	07/01/46	18,172,144
5,794,708		FNMA	3.000	10/01/46	5,970,971
2,395,038		FNMA	3.500	10/01/46	2,641,297
20,086,034		FNMA	3.000	11/01/46	21,113,772
2,892,441		FNMA	3.000	04/25/47	3,105,693
4,528,397		FNMA	4.500	05/01/47	5,077,221
2,513,727		FNMA	3.500	09/01/47	2,679,683
16,607,836		FNMA	4.000	09/01/47	17,812,509
29,612,147		FNMA	4.000	09/01/47	31,703,738
2,653,949		FNMA	3.000	11/01/47	2,736,237
3,422,318		FNMA	3.000	11/01/47	3,524,848
8,446,757		FNMA	3.500	11/01/47	9,333,641
24,273,448		FNMA	4.000	12/01/47	27,019,903
822,434		FNMA	4.000	12/01/47	881,183
12,219,790		FNMA	3.500	01/01/48	13,516,589
4,050,638		FNMA	3.500	01/01/48	4,455,452
5,318,953		FNMA	4.500	01/01/48	5,986,543
2,054,711		FNMA	4.500	02/01/48	2,311,375
24,632,397		FNMA	3.000	02/25/48	26,180,928
34,746,407		FNMA	3.500	03/01/48	36,745,716
4,238,227		FNMA	4.000	03/01/48	4,686,124
8,892,319		FNMA	4.500	03/01/48	9,983,451
2,699,215		FNMA	4.500	05/01/48	3,012,566
3,632,737		FNMA	4.500	05/01/48	4,078,515
4,111,160		FNMA	5.000	08/01/48	4,660,205
181

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,379,339		FNMA	0.000%	11/25/48	$5,913,804
6,379,339		FNMA	3.000	11/25/48	710,692
142,688		FNMA	3.000	05/01/49	146,932
2,671,163		FNMA	3.000	06/01/49	2,749,076
3,998,537		FNMA	3.000	08/01/49	4,352,201
107,000,000	h	FNMA	2.500	10/01/50	112,313,517
38,000,000	h	FNMA	2.000	10/25/50	39,282,500
80,000,000	h	FNMA	3.000	10/25/50	83,803,125
59,000,000	h	FNMA	2.000	11/25/50	60,845,466
74,000,000	h	FNMA	2.500	11/25/50	77,453,559
111,000,000	h	FNMA	3.000	11/25/50	116,302,852
41,272		Government National Mortgage Association (GNMA)	6.500	11/20/38	48,183
11,607		GNMA	4.500	02/20/39	13,396
385,471		GNMA	5.000	06/15/39	442,160
15,674		GNMA	4.500	08/20/41	17,709
53,508		GNMA	4.500	09/20/41	61,607
1,127,389		GNMA	3.500	06/15/42	1,189,477
10,974		GNMA	4.500	01/20/44	12,666
9,698		GNMA	4.500	02/20/44	11,171
24,857		GNMA	4.500	05/20/44	28,663
156,906		GNMA	4.500	05/20/44	180,583
179,215		GNMA	4.500	08/20/44	206,566
115,749		GNMA	4.500	09/20/44	133,279
54,141		GNMA	4.500	10/20/44	59,822
27,373		GNMA	4.500	11/20/44	29,641
111,125		GNMA	4.500	12/20/44	128,111
143,958		GNMA	4.500	02/20/45	162,314
178,900		GNMA	4.500	08/20/45	206,264
178,517		GNMA	4.500	08/20/45	205,974
161,212		GNMA	4.500	12/20/45	185,778
4,535,754		GNMA	4.000	06/20/46	529,402
138,000,000	h	GNMA	3.000	10/20/46	144,490,312
9,341,026		GNMA	3.500	01/20/49	10,233,376
35,000,000	h	GNMA	2.000	10/20/50	36,356,250
52,000,000	h	GNMA	2.500	10/20/50	54,396,875
		TOTAL MORTGAGE BACKED			1,583,320,604

MUNICIPAL BONDS - 3.7%
6,695,000		Alabama Economic Settlement Authority	3.163	09/15/25	7,107,077
990,000		Chicago Housing Authority	3.682	01/01/25	1,074,298
380,000		City & County of San Francisco CA Community Facilities District	3.028	09/01/23	397,761
550,000		City & County of San Francisco CA Community Facilities District	4.038	09/01/34	625,356
3,605,000		City of Austin TX Electric Utility Revenue	2.456	11/15/22	3,764,918
1,500,000		City of Austin TX Electric Utility Revenue	2.524	11/15/23	1,596,585
3,595,000		City of Austin TX Electric Utility Revenue	2.574	11/15/24	3,881,234
2,210,000		City of Austin TX Electric Utility Revenue	2.677	11/15/25	2,428,414
3,670,000		City of Los Angeles CA	3.320	09/01/24	4,071,902
3,670,000		City of Los Angeles CA	3.450	09/01/25	4,168,019
4,945,000		City of New York NY	3.200	12/01/26	5,518,867
2,215,000		Commonwealth Financing Authority	3.864	06/01/38	2,546,408
1,875,000		County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,882,406
182

TIAA-CREF FUNDS – Core Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,500,000	County of Miami-Dade FL Aviation Revenue	2.218%	10/01/22	$1,519,305
1,500,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,530,105
2,500,000	County of Miami-Dade FL Aviation Revenue	3.285	10/01/23	2,616,925
3,500,000	County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,596,530
2,250,000	County of Miami-Dade FL Aviation Revenue	3.405	10/01/24	2,389,927
3,500,000	County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,619,140
2,380,000	County of Miami-Dade FL Aviation Revenue	3.505	10/01/25	2,562,808
2,500,000	County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,600,225
2,000,000	County of Miami-Dade FL Aviation Revenue	3.049	10/01/26	2,105,100
3,750,000	County of Miami-Dade FL Aviation Revenue	3.612	10/01/26	4,091,925
470,000	County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	506,857
4,265,000	Denver City & County School District No. 1	3.598	12/15/27	4,799,277
8,840,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	10,835,718
5,075,000	Illinois Finance Authority	3.944	08/15/47	6,023,467
1,000,000	Los Angeles County Redevelopment Agency	2.000	09/01/22	1,026,800
2,350,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,371,314
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	5,057,983
4,750,000	Michigan Finance Authority	2.862	09/01/49	4,903,995
6,650,000	Michigan Finance Authority	2.988	09/01/49	7,137,511
3,400,000	New Jersey Economic Development Authority	7.425	02/15/29	4,230,654
4,075,000	New York State Dormitory Authority	4.294	07/01/44	4,540,120
6,000,000	New York State Dormitory Authority	3.879	07/01/46	6,518,040
850,000	Oklahoma City Economic Development Trust	3.172	09/01/21	870,256
1,120,000	Oklahoma City Economic Development Trust	3.222	09/01/22	1,174,925
810,000	Oklahoma City Economic Development Trust	3.440	09/01/24	890,214
5,000,000	Port of Morrow OR	1.782	09/01/21	5,069,700
2,000,000	Port of Seattle WA	3.471	05/01/31	2,138,280
1,625,000	Port of Seattle WA	3.571	05/01/32	1,736,589
1,910,000	Public Finance Authority	4.269	07/01/40	2,262,892
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	1,033,960
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	1,051,740
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,333,088
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,922,499
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,738,576
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	769,027
905,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	1,004,378
3,980,000	Rhode Island Convention Center Authority	3.195	05/15/26	4,170,125
5,000,000	San Francisco City & County Redevelopment Agency	2.813	08/01/21	5,068,300
875,000	San Francisco City & County Redevelopment Agency	3.113	08/01/22	904,260
6,365,000	San Jose Redevelopment Agency	3.375	08/01/34	6,962,801
183

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$165,000		Santa Ana Community Redevelopment Agency Successor Agency	3.346%	09/01/21	$169,577
660,000		Santa Ana Community Redevelopment Agency Successor Agency	3.467	09/01/22	699,079
660,000		Santa Ana Community Redevelopment Agency Successor Agency	3.567	09/01/23	720,581
13,060,000		State of California	4.600	04/01/38	15,554,721
3,460,000		State of Georgia	1.910	02/01/23	3,594,386
1,845,000		State of Illinois	4.700	01/01/21	1,850,849
21,060,000		State of Illinois	5.100	06/01/33	21,283,025
10,500,000		State of Michigan	1.779	11/01/21	10,671,465
7,000,000		State of Michigan	1.966	11/01/22	7,214,690
3,500,000		State of Texas	3.225	10/01/24	3,889,305
1,000,000		State of Texas	3.295	10/01/25	1,135,280
9,900,000		State of Wisconsin	3.154	05/01/27	11,120,373
1,763,000		State Public School Building Authority	5.000	09/15/27	2,113,185
7,500,000		Texas A&M University	3.993	05/15/37	8,415,600
1,000,000		University of California	1.784	05/15/21	1,008,660
15,000,000		University of California	1.910	05/15/21	15,087,900
3,000,000		University of California	2.220	05/15/23	3,120,870
2,000,000		University of California	2.439	05/15/24	2,119,240
2,000,000		University of California	2.589	05/15/25	2,156,540
6,635,000		University of California	3.552	05/15/39	7,892,333
		TOTAL MUNICIPAL BONDS			283,566,240

U.S. TREASURY SECURITIES - 7.8%
2,250,000		United States Treasury Bond	4.750	02/15/37	3,545,244
46,875,000		United States Treasury Bond	3.500	02/15/39	65,800,781
16,015,000		United States Treasury Bond	3.875	08/15/40	23,704,077
12,000,000		United States Treasury Bond	3.125	11/15/41	16,215,000
1,380,000		United States Treasury Bond	2.500	05/15/46	1,704,893
10,450,000		United States Treasury Bond	3.000	05/15/47	14,156,893
1,255,000		United States Treasury Bond	2.750	08/15/47	1,628,902
42,835,000		United States Treasury Bond	2.750	11/15/47	55,663,748
55,445,000		United States Treasury Bond	3.000	02/15/48	75,346,723
510,000		United States Treasury Bond	3.125	05/15/48	709,020
46,841,000		United States Treasury Bond	3.375	11/15/48	68,151,825
18,899,744	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	20,062,767
8,600,000		United States Treasury Note	0.125	08/31/22	8,597,648
3,960,000		United States Treasury Note	0.125	09/30/22	3,959,536
3,630,000		United States Treasury Note	0.125	09/15/23	3,626,597
38,610,000		United States Treasury Note	0.250	09/30/25	38,558,721
100,000,000		United States Treasury Note	0.375	09/30/27	99,328,125
130,000		United States Treasury Note	3.125	11/15/28	156,584
37,625,000		United States Treasury Note	0.625	08/15/30	37,407,480
13,811,000		United States Treasury Note	1.250	05/15/50	13,088,081
44,875,000		United States Treasury Note	1.375	08/15/50	43,907,383
		TOTAL U.S. TREASURY SECURITIES			595,320,028

		TOTAL GOVERNMENT BONDS			2,718,271,380
		(Cost $2,572,549,712)
184

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
STRUCTURED ASSETS - 16.6%

ASSET BACKED - 7.3%
$5,000,000	g,i	AGL CLO 7 Ltd	2.050%	07/15/31	$5,017,083
		Series - 2020 7A (Class A1)
7,500,000	†,g,h,i	Aimco CLO 11 Ltd	0.000	10/15/31	7,500,000
		Series - 2020 11A (Class A1)
2,000,000	g,i	Allegany Park CLO Ltd	1.602	01/20/33	1,992,367
		Series - 2019 1A (Class A)
311,607		American Airlines Pass Through Trust	3.575	01/15/28	298,972
		Series - 2016 1 (Class AA)
11,900,000		American Express Credit Account Master Trust	2.670	11/15/24	12,346,924
		Series - 2019 2 (Class A)
822,515	g	American Homes 4 Rent Trust	3.786	10/17/36	888,085
		Series - 2014 SFR2 (Class A)
3,250,000		AmeriCredit Automobile Receivables Trust	0.660	12/18/24	3,261,140
		Series - 2020 2 (Class A3)
2,000,000		AmeriCredit Automobile Receivables Trust	2.130	03/18/26	2,025,626
		Series - 2020 2 (Class D)
1,233,816	g	AMSR Trust	1.819	04/17/37	1,257,942
		Series - 2020 SFR1 (Class A)
2,000,000	g,i	AMSR Trust	3.148	01/19/39	2,062,901
		Series - 2019 SFR1 (Class C)
1,700,000	g,i	AMSR Trust	3.247	01/19/39	1,738,449
		Series - 2019 SFR1 (Class D)
2,750,000	g	Applebee’s Funding LLC	4.194	06/07/49	2,548,067
		Series - 2019 1A (Class A2I)
784,615	†,i	ARTS Ltd	2.030	09/15/21	770,885
		Series - 2016 53 (Class NOTE)
55,677	†,g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2005 WMC1 (Class N1)
512,235	i	Asset Backed Securities Corp Home Equity Loan Trust	3.386	08/25/34	504,491
		Series - 2004 HE5 (Class M1)
10,000,000	g	Atrium XV	4.489	01/23/31	10,055,579
		Series - 2018 15A (Class A2)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.450	03/20/23	4,093,095
		Series - 2019 1A (Class A)
6,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.070	09/20/23	6,141,556
		Series - 2017 1A (Class A)
8,500,000	g	Avis Budget Rental Car Funding AESOP LLC	2.970	03/20/24	8,771,200
		Series - 2017 2A (Class A)
2,000,000	i	Bayview Financial Mortgage Pass-Through Trust	1.120	02/28/41	1,982,210
		Series - 2006 A (Class M3)
8,772,891	i	Bear Stearns Asset Backed Securities Trust	0.818	04/25/36	8,711,946
		Series - 2006 SD1 (Class M1)
1,808,501	g	BRE Grand Islander Timeshare Issuer LLC	3.280	09/26/33	1,854,749
		Series - 2019 A (Class A)
5,668,653	g	Capital Automotive REIT	3.660	10/15/44	5,685,636
		Series - 2014 1A (Class A)
12,788,537	g	Capital Automotive REIT	3.870	04/15/47	12,811,196
		Series - 2017 1A (Class A1)
6,852,311	g	Capital Automotive REIT	2.690	02/15/50	6,938,089
		Series - 2020 1A (Class A1)
185

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$12,500,000	g,i	Cayuga Park CLO, Ltd.	1.832%	07/17/31	$12,518,862
		Series - 2020 1A (Class A)
652,938	i	C-BASS Trust	0.228	07/25/36	623,285
		Series - 2006 CB6 (Class A1)
8,817,685	†,g,i	CBRE Realty Finance	0.576	04/07/52	0
		Series - 2007 1A (Class A2)
9,750,000	g	CF Hippolyta LLC	1.690	07/15/60	9,858,414
		Series - 2020 1 (Class A1)
2,995,002	g	CF Hippolyta LLC	1.990	07/15/60	3,053,484
		Series - 2020 1 (Class A2)
2,000,000	g	CF Hippolyta LLC	2.280	07/15/60	2,034,575
		Series - 2020 1 (Class B1)
30,105,000		Chase Issuance Trust	1.530	01/15/25	30,962,860
		Series - 2020 A1 (Class A1)
1,500,000	g,i	CIFC Funding Ltd	1.492	07/20/30	1,473,809
		Series - 2017 3A (Class A1)
5,000,000	g,i	CIFC Funding Ltd	1.932	08/24/32	5,016,369
		Series - 2020 2A (Class A1)
39,914		CIT Group Home Equity Loan Trust (Step Bond)	6.200	02/25/30	40,810
		Series - 2002 1 (Class AF6)
1,000,000	i	Citibank Credit Card Issuance Trust	0.486	01/20/25	1,002,193
		Series - 2018 A2 (Class A2)
470,000	i	Citigroup Mortgage Loan Trust	0.898	01/25/36	466,071
		Series - 2006 WFH1 (Class M4)
1,251,736	g	Corevest American Finance Trust	1.832	03/15/50	1,250,071
		Series - 2020 1 (Class A1)
12,187,500	g	DB Master Finance LLC	3.629	11/20/47	12,551,053
		Series - 2017 1A (Class A2I)
1,623,600	g	DB Master Finance LLC	3.787	05/20/49	1,673,428
		Series - 2019 1A (Class A2I)
1,113,750	g	DB Master Finance LLC	4.352	05/20/49	1,211,927
		Series - 2019 1A (Class A23)
2,788,808	g	Diamond Resorts Owner Trust	2.890	02/20/32	2,874,533
		Series - 2019 1A (Class A)
4,300,000	i	Discover Card Execution Note Trust	0.512	10/15/22	4,310,618
		Series - 2017 A7 (Class A7)
2,592,000	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	2,750,734
		Series - 2015 1A (Class A2II)
573,775	g,i	Domino’s Pizza Master Issuer LLC	0.000	07/25/47	573,970
		Series - 2017 1A (Class A2I)
13,347,563	g	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	13,374,792
		Series - 2017 1A (Class A2II)
2,352,000	g	Domino’s Pizza Master Issuer LLC	4.116	07/25/48	2,488,369
		Series - 2018 1A (Class A2I)
5,920,000	g,i	Dryden 50 Senior Loan Fund	1.495	07/15/30	5,872,616
		Series - 2017 50A (Class A1)
3,536,755	g,i	Ellington Loan Acquisition Trust	1.248	05/25/37	3,528,005
		Series - 2007 2 (Class A2C)
750,000	g,i	FREMF Mortgage Trust	4.158	03/25/49	829,659
		Series - 2016 K53 (Class B)
1,373,069	g	HERO Funding Trust	3.190	09/20/48	1,414,818
		Series - 2017 3A (Class A1)
501,978	g	HERO Funding Trust	3.280	09/20/48	519,278
		Series - 2017 2A (Class A1)
186

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,784,990	g	HERO Funding Trust	3.950%	09/20/48	$1,871,806
		Series - 2017 3A (Class A2)
1,004,367	g	HERO Funding Trust	4.070	09/20/48	1,060,736
		Series - 2017 2A (Class A2)
1,075,127	g	Hertz Vehicle Financing II LP	3.710	03/25/23	1,076,809
		Series - 2019 1A (Class A)
6,048,905	g	Hertz Vehicle Financing II LP	3.290	02/25/24	6,064,932
		Series - 2018 1A (Class A)
976,709	g	Hertz Vehicle Financing II LP	3.420	05/25/25	979,465
		Series - 2019 2A (Class A)
2,928,595	g	Hertz Vehicle Financing LLC	4.030	07/25/24	2,947,423
		Series - 2018 3A (Class A)
1,326,802	g	Hilton Grand Vacations Trust	2.660	12/26/28	1,354,412
		Series - 2017 AA (Class A)
995,102	g	Hilton Grand Vacations Trust	2.960	12/26/28	1,000,778
		Series - 2017 AA (Class B)
1,981,958	g	Hilton Grand Vacations Trust	2.340	07/25/33	2,027,925
		Series - 2019 AA (Class A)
154,453	i	Home Equity Asset Trust	3.986	06/25/33	154,270
		Series - 2003 1 (Class M1)
4,243,105	g	Horizon Aircraft Finance II Ltd	3.721	07/15/39	3,961,017
		Series - 2019 1 (Class A)
4,595,826	g	Horizon Aircraft Finance III Ltd	3.425	11/15/39	4,212,868
		Series - 2019 2 (Class A)
491,017	g,i	Invitation Homes Trust	1.052	06/17/37	490,095
		Series - 2018 SFR2 (Class A)
200,000	g,i	Invitation Homes Trust	1.602	06/17/37	199,626
		Series - 2018 SFR2 (Class D)
1,052,036	g,i	Invitation Homes Trust	1.151	07/17/37	1,052,203
		Series - 2018 SFR3 (Class A)
3,009,830	g,i	Invitation Homes Trust	1.251	01/17/38	3,009,954
		Series - 2018 SFR4 (Class A)
1,400,000	g,i	Invitation Homes Trust	1.801	01/17/38	1,399,999
		Series - 2018 SFR4 (Class D)
1,321,207	i	JP Morgan Mortgage Acquisition Trust	0.468	03/25/37	1,296,002
		Series - 2007 CH3 (Class A1B)
5,258,695	i	JP Morgan Mortgage Acquisition Trust	0.308	06/25/37	5,139,081
		Series - 2007 CH5 (Class A1)
3,000,000	g	Laurel Road Prime Student Loan Trust	0.720	11/25/50	2,999,749
		Series - 2020 A (Class A1FX)
1,000,000	g,i	Madison Park Funding X Ltd	2.072	01/20/29	996,911
		Series - 2012 10A (Class BR2)
530,000	g,i	Magnetite XVIII Ltd	1.780	11/15/28	522,378
		Series - 2016 18A (Class BR)
271,003	g	Mid-State Capital Trust	7.000	12/15/45	284,085
		Series - 2010 1 (Class B)
497,882	g	MVW Owner Trust	2.520	12/20/32	500,147
		Series - 2015 1A (Class A)
3,996,602	g	MVW Owner Trust	3.000	11/20/36	4,056,430
		Series - 2019 1A (Class B)
3,100,000	g	Navient Student Loan Trust	3.390	12/15/59	3,202,524
		Series - 2019 BA (Class A2A)
187

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$8,500,000	g,i	Octagon Investment Partners 46 Ltd	1.899%	07/15/33	$8,479,342
		Series - 2020 2A (Class A)
9,500,000	†,g,h,i	OHA Credit Funding 7 Ltd	1.000	10/19/32	9,500,000
		Series - 2020 7A (Class A)
9,255,000	g	OneMain Financial Issuance Trust	3.840	05/14/32	9,733,413
		Series - 2020 1A (Class A)
10,000,000	g	OneMain Financial Issuance Trust	1.750	09/14/35	10,072,911
		Series - 2020 2A (Class A)
1,158,838	g	Orange Lake Timeshare Trust	3.100	11/08/30	1,193,918
		Series - 2018 A (Class A)
3,500,000	g	PFS Financing Corp	0.930	08/15/24	3,502,040
		Series - 2020 F (Class A)
10,000,000	g	PFS Financing Corp	1.270	06/15/25	10,078,644
		Series - 2020 A (Class A)
4,500,000	g	PFS Financing Corp	1.000	10/15/25	4,515,791
		Series - 2020 E (Class A)
1,043,266	g	Pretium Mortgage Credit Partners I LLC (Step Bond)	3.844	12/27/58	1,045,328
		Series - 2019 NPL2 (Class A1)
2,295,727	g	Progress Residential Trust	2.897	12/17/34	2,303,182
		Series - 2017 SFR2 (Class A)
200,000	g	Progress Residential Trust	2.937	10/17/36	205,985
		Series - 2019 SFR4 (Class B)
1,848,527	g	PRPM LLC (Step Bond)	3.967	04/25/24	1,863,947
		Series - 2019 2A (Class A1)
820,000	i	RASC Trust	3.080	08/25/35	817,211
		Series - 2005 KS8 (Class M4)
5,960,531	g	Renew	3.950	09/20/53	6,408,359
		Series - 2018 1 (Class A)
7,600,000		Santander Drive Auto Receivables Trust	2.220	09/15/26	7,759,226
		Series - 2020 2 (Class D)
4,962,500	g	SERVPRO Master Issuer LLC	3.882	10/25/49	5,228,738
		Series - 2019 1A (Class A2)
3,779,255	g	Settlement Fee Finance LLC	3.840	11/01/49	3,737,910
		Series - 2019 1A (Class A)
507,438	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	507,945
		Series - 2015 3A (Class A)
50,744	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	50,718
		Series - 2015 3A (Class B)
727,608	g	Sierra Timeshare Receivables Funding LLC	3.080	03/21/33	728,476
		Series - 2016 1A (Class A)
1,399,725	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	1,406,486
		Series - 2016 2A (Class A)
179,759	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	180,175
		Series - 2016 2A (Class B)
979,406	g	Sierra Timeshare Receivables Funding LLC	2.430	10/20/33	986,609
		Series - 2016 3A (Class A)
602,712	g	Sierra Timeshare Receivables Funding LLC	2.630	10/20/33	604,237
		Series - 2016 3A (Class B)
3,131,032	g	Sierra Timeshare Receivables Funding LLC	2.910	03/20/34	3,184,260
		Series - 2017 1A (Class A)
212,417	g	Sierra Timeshare Receivables Funding LLC	3.200	03/20/34	213,976
		Series - 2017 1A (Class B)
2,567,045	g	Sierra Timeshare Receivables Funding LLC	3.650	06/20/35	2,647,651
		Series - 2018 2A (Class B)
188

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,237,563	g	Sierra Timeshare Receivables Funding LLC	3.200%	01/20/36	$2,314,637
		Series - 2019 1A (Class A)
5,109,637	g	SMB Private Education Loan Trust	2.430	02/17/32	5,229,714
		Series - 2016 B (Class A2A)
3,339,235	g	SMB Private Education Loan Trust	2.880	09/15/34	3,455,953
		Series - 2017 A (Class A2A)
2,702,813	g	SMB Private Education Loan Trust	2.820	10/15/35	2,793,333
		Series - 2017 B (Class A2A)
2,078,731	g	SoFi Professional Loan Program LLC	2.340	04/25/33	2,115,570
		Series - 2016 D (Class A2B)
2,590,696	g	SoFi Professional Loan Program LLC	2.490	01/25/36	2,625,940
		Series - 2016 E (Class A2B)
1,366,590	g	SoFi Professional Loan Program LLC	2.760	12/26/36	1,383,376
		Series - 2016 A (Class A2)
1,955,681	g	SoFi Professional Loan Program LLC	2.400	03/26/40	1,978,020
		Series - 2017 A (Class A2B)
2,991,992	g	SoFi Professional Loan Program LLC	2.740	05/25/40	3,040,247
		Series - 2017 B (Class A2FX)
1,355,916	g	SoFi Professional Loan Program LLC	2.630	07/25/40	1,382,954
		Series - 2017 C (Class A2B)
3,321,764	g	SoFi Professional Loan Program LLC	2.720	11/26/40	3,376,596
		Series - 2017 E (Class A2B)
5,513,190	g	SoFi Professional Loan Program LLC	2.840	01/25/41	5,665,399
		Series - 2017 F (Class A2FX)
3,779,149	g	SoFi Professional Loan Program LLC	2.060	05/15/46	3,815,363
		Series - 2020 A (Class A1FX)
2,750,000	g	SoFi Professional Loan Program LLC	3.690	06/15/48	2,907,413
		Series - 2019 A (Class A2FX)
1,358,780	g	SolarCity LMC	4.800	11/20/38	1,328,832
		Series - 2013 1 (Class A)
1,623,877	g	SolarCity LMC	4.020	07/20/44	1,635,639
		Series - 2014 2 (Class A)
13,838,800	g	Sonic Capital LLC	3.845	01/20/50	14,634,393
		Series - 2020 1A (Class A2I)
10,000,000	g	SpringCastle America Funding LLC	1.970	09/25/37	10,034,104
		Series - 2020 AA (Class A)
5,500,000	g	Stack Infrastructure Issuer LLC	1.893	08/25/45	5,535,773
		Series - 2020 1A (Class A2)
1,336,774	g,i	Starwood Waypoint Homes	1.102	01/17/35	1,335,238
		Series - 2017 1 (Class A)
217,033	i	Structured Asset Investment Loan Trust	1.048	09/25/34	210,668
		Series - 2004 8 (Class M1)
1,086,483	i	Structured Asset Investment Loan Trust	1.148	09/25/34	1,074,560
		Series - 2004 8 (Class A9)
1,838,250	g	Taco Bell Funding LLC	4.970	05/25/46	1,979,832
		Series - 2016 1A (Class A23)
18,913,125	g	Taco Bell Funding LLC	4.318	11/25/48	19,312,381
		Series - 2018 1A (Class A2I)
2,250,000	g	Tesla Auto Lease Trust	2.160	10/20/22	2,306,036
		Series - 2019 A (Class A3)
4,000,000	g	Tesla Auto Lease Trust	0.680	12/20/23	4,018,303
		Series - 2020 A (Class A3)
189

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	g	Tesla Auto Lease Trust	0.780%	12/20/23	$1,006,014
		Series - 2020 A (Class A4)
2,995,700	g	TLF National Tax Lien Trust	3.090	12/15/29	3,015,414
		Series - 2017 1A (Class A)
457,704	g	TLF National Tax Lien Trust	3.840	12/15/29	461,432
		Series - 2017 1A (Class B)
8,800,000		Toyota Auto Receivables Owner Trust	1.660	05/15/24	8,991,170
		Series - 2020 A (Class A3)
3,800,000	g	Tricon American Homes Trust	4.878	11/17/33	3,796,242
		Series - 2016 SFR1 (Class E)
527,574	g	Tricon American Homes Trust	2.716	09/17/34	536,879
		Series - 2017 SFR1 (Class A)
2,200,000	g	Tricon American Homes Trust	4.011	09/17/34	2,229,823
		Series - 2017 SFR1 (Class E)
99,174	g	Tricon American Homes Trust	2.928	01/17/36	102,678
		Series - 2017 SFR2 (Class A)
500,000	g	Tricon American Homes Trust	3.275	01/17/36	517,158
		Series - 2017 SFR2 (Class B)
18,300,000		Verizon Owner Trust	1.850	07/22/24	18,767,657
		Series - 2020 A (Class A1A)
1,865,875	g	VOLT LXXV LLC (Step Bond)	3.967	02/25/49	1,867,178
		Series - 2019 NPL2 (Class A1)
800,000	g	VOLT LXXV LLC (Step Bond)	3.967	10/25/49	792,128
		Series - 2019 NPL7 (Class A1B)
2,700,000	g	VOLT LXXXIV LLC (Step Bond)	3.967	12/27/49	2,666,019
		Series - 2019 NP10 (Class A1B)
14,213,088	g	Wendys Funding LLC	3.573	03/15/48	14,690,647
		Series - 2018 1A (Class A2I)
8,300,000		World Omni Auto Receivables Trust	1.700	01/17/23	8,469,571
		Series - 2020 A (Class A3)
		TOTAL ASSET BACKED			553,751,179

OTHER MORTGAGE BACKED - 9.3%
713,881	g,i	Agate Bay Mortgage Trust	3.500	11/25/44	739,277
		Series - 2014 3 (Class A13)
390,370	g,i	Agate Bay Mortgage Trust	3.500	09/25/45	404,914
		Series - 2015 6 (Class A9)
374,277	i	Alternative Loan Trust	0.648	06/25/34	370,898
		Series - 2004 8CB (Class M1)
531,365	i	American Home Mortgage Investment Trust	1.815	10/25/34	535,519
		Series - 2004 3 (Class 4A)
660,000	i	Ameriquest Mortgage Securities	1.168	10/25/34	653,237
		Series - 2004 R9 (Class M3)
2,486,000		Banc of America Commercial Mortgage Trust	3.705	09/15/48	2,761,194
		Series - 2015 UBS7 (Class A4)
2,885,000	i	Banc of America Commercial Mortgage Trust	4.505	09/15/48	2,789,197
		Series - 2015 UBS7 (Class C)
1,910,000	i	Banc of America Commercial Mortgage Trust	4.505	09/15/48	2,065,346
		Series - 2015 UBS7 (Class B)
812,333		Banc of America Commercial Mortgage Trust	1.559	07/15/49	812,356
		Series - 2016 UB10 (Class A1)
6,000,000		Banc of America Commercial Mortgage Trust	3.366	02/15/50	6,524,408
		Series - 2017 BNK3 (Class ASB)
5,000,000		BANK	3.731	11/15/50	5,682,289
		Series - 2017 BNK8 (Class AS)
190

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$700,000	i	BANK	4.207%	11/15/50	$705,150
		Series - 2017 BNK8 (Class C)
2,500,000		BANK	3.203	12/15/52	2,769,601
		Series - 2019 BN23 (Class AS)
7,500,000		BANK	3.289	07/15/60	8,168,842
		Series - 2017 BNK6 (Class ASB)
2,000,000		BANK	3.283	11/15/62	2,221,140
		Series - 2019 BN24 (Class AS)
1,200,000	g	BANK	2.500	01/15/63	952,025
		Series - 2020 BN25 (Class D)
2,000,000	g	BBCMS Mortgage Trust	3.821	09/05/32	1,961,641
		Series - 2013 TYSN (Class C)
1,500,000	g,i	BBCMS Mortgage Trust	4.409	08/05/38	1,026,921
		Series - 2018 CHRS (Class E)
2,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.417	02/11/41	1,652,943
		Series - 2005 PWR7 (Class E)
1,000,000	g,i	Benchmark Mortgage Trust	2.791	09/15/48	1,067,880
		Series - 2020 IG2 (Class AM)
2,500,000	g,i	Benchmark Mortgage Trust	3.229	09/15/48	2,736,908
		Series - 2020 IG3 (Class AS)
2,500,000	g,i	Benchmark Mortgage Trust	3.654	09/15/48	2,625,581
		Series - 2020 IG3 (Class BXA)
1,500,000		Benchmark Mortgage Trust	3.419	08/15/52	1,677,568
		Series - 2019 B12 (Class AS)
1,200,000	i	Benchmark Mortgage Trust	4.510	05/15/53	1,464,671
		Series - 2018 B7 (Class A4)
1,500,000		Benchmark Mortgage Trust	3.231	12/15/72	1,658,676
		Series - 2019 B15 (Class AS)
949,298	g,i	BX Commercial Mortgage Trust	1.072	10/15/36	949,013
		Series - 2019 XL (Class A)
5,000,000	i	CD Mortgage Trust	3.879	11/10/49	5,424,136
		Series - 2016 CD2 (Class B)
3,030,000	i	CD Mortgage Trust	4.158	11/10/49	2,946,316
		Series - 2016 CD2 (Class C)
9,320,000		CD Mortgage Trust	3.453	02/10/50	10,150,888
		Series - 2017 CD3 (Class AAB)
2,000,000	i	CD Mortgage Trust	4.711	02/10/50	1,994,297
		Series - 2017 CD3 (Class C)
5,000,000	i	CD Mortgage Trust	3.684	08/15/50	5,594,998
		Series - 2017 CD5 (Class AS)
3,000,000		CD Mortgage Trust	2.812	08/15/57	3,316,559
		Series - 2019 CD8 (Class ASB)
49,875	g,i	CF Mortgage Trust	2.840	04/15/25	51,145
		Series - 2020 P1 (Class A1)
1,750,000	g,i	CF Mortgage Trust	3.603	04/15/52	1,755,945
		Series - 2020 P1 (Class A2)
320,940	i	CHL Mortgage Pass-Through Trust	3.597	02/20/35	319,035
		Series - 2004 HYB9 (Class 1A1)
1,750,000	g,i	Citigroup Commercial Mortgage Trust	3.635	05/10/35	1,796,453
		Series - 2013 375P (Class B)
5,000,000	g	Citigroup Commercial Mortgage Trust	3.341	05/10/36	5,319,633
		Series - 2019 PRM (Class A)
191

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000	g	Citigroup Commercial Mortgage Trust	3.896%	05/10/36	$2,086,734
		Series - 2019 PRM (Class C)
500,000	i	Citigroup Commercial Mortgage Trust	3.758	04/10/48	527,376
		Series - 2015 GC29 (Class B)
6,000,000	g,i	COMM Mortgage Trust	3.712	10/10/29	6,255,917
		Series - 2017 PANW (Class C)
6,863,085		COMM Mortgage Trust	2.853	10/15/45	7,068,954
		Series - 2012 CR4 (Class A3)
1,500,000	g,i	COMM Mortgage Trust	4.949	08/10/46	1,500,213
		Series - 2013 CR10 (Class C)
1,000,000	g,i	COMM Mortgage Trust	5.463	08/10/46	817,285
		Series - 2013 LC13 (Class D)
1,135,000		COMM Mortgage Trust	4.199	03/10/47	1,235,020
		Series - 2014 UBS2 (Class AM)
1,300,384		COMM Mortgage Trust	4.701	03/10/47	1,380,362
		Series - 2014 UBS2 (Class B)
750,000		COMM Mortgage Trust	4.174	05/10/47	815,675
		Series - 2014 CR17 (Class AM)
463,000	i	COMM Mortgage Trust	4.882	07/15/47	449,493
		Series - 2014 CR18 (Class C)
1,500,000	i	COMM Mortgage Trust	4.868	08/10/47	1,536,833
		Series - 2014 CR19 (Class C)
6,400,000		COMM Mortgage Trust	3.917	10/10/47	7,018,755
		Series - 2014 LC17 (Class A5)
2,000,000	i	COMM Mortgage Trust	4.188	10/10/47	2,195,635
		Series - 2014 LC17 (Class AM)
1,853,428		COMM Mortgage Trust	3.040	02/10/48	1,937,367
		Series - 2015 LC19 (Class ASB)
1,000,000	i	COMM Mortgage Trust	3.829	02/10/48	1,072,870
		Series - 2015 LC19 (Class B)
1,500,000	g	COMM Mortgage Trust	3.000	03/10/48	967,997
		Series - 2015 CR22 (Class E)
575,000	i	COMM Mortgage Trust	3.603	03/10/48	625,760
		Series - 2015 CR22 (Class AM)
1,000,000	i	COMM Mortgage Trust	4.244	03/10/48	1,014,050
		Series - 2015 CR22 (Class C)
2,000,000	g,i	COMM Mortgage Trust	4.244	03/10/48	1,750,684
		Series - 2015 CR22 (Class D)
5,000,000		COMM Mortgage Trust	3.801	05/10/48	5,495,149
		Series - 2015 CR23 (Class AM)
3,826,295	i	COMM Mortgage Trust	4.183	05/10/48	4,138,856
		Series - 2015 CR23 (Class B)
1,250,000	i	COMM Mortgage Trust	4.435	05/10/48	1,258,259
		Series - 2015 CR23 (Class C)
3,000,000	i	COMM Mortgage Trust	4.435	05/10/48	2,593,848
		Series - 2015 CR23 (Class D)
2,608,856		COMM Mortgage Trust	3.432	08/10/48	2,873,203
		Series - 2015 CR24 (Class A4)
1,500,000	i	COMM Mortgage Trust	3.463	08/10/48	1,254,176
		Series - 2015 CR24 (Class D)
3,640,000	i	COMM Mortgage Trust	4.028	08/10/48	4,025,132
		Series - 2015 CR24 (Class AM)
1,500,000	i	COMM Mortgage Trust	4.524	08/10/48	1,501,259
		Series - 2015 CR24 (Class C)
192

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000	i	COMM Mortgage Trust	4.524%	08/10/48	$1,617,590
		Series - 2015 CR24 (Class B)
2,250,000	i	COMM Mortgage Trust	4.689	08/10/48	2,381,476
		Series - 2015 CR25 (Class B)
7,600,000		COMM Mortgage Trust	3.630	10/10/48	8,487,326
		Series - 2015 CR26 (Class A4)
1,000,000		COMM Mortgage Trust	3.984	10/10/48	1,109,286
		Series - 2015 CR27 (Class AM)
3,000,000	i	COMM Mortgage Trust	4.491	10/10/48	3,279,068
		Series - 2015 CR27 (Class B)
1,000,000	i	COMM Mortgage Trust	4.630	10/10/48	1,080,248
		Series - 2015 CR26 (Class B)
500,000	i	COMM Mortgage Trust	4.630	10/10/48	507,987
		Series - 2015 CR26 (Class C)
2,400,000	i	COMM Mortgage Trust	4.791	10/10/48	2,396,704
		Series - 2015 LC23 (Class C)
1,080,000		COMM Mortgage Trust	3.762	02/10/49	1,214,825
		Series - 2016 CR28 (Class A4)
5,000,000	i	COMM Mortgage Trust	4.794	02/10/49	5,407,670
		Series - 2016 CR28 (Class B)
1,500,000	i	COMM Mortgage Trust	5.278	08/10/50	1,587,561
		Series - 2013 CR11 (Class B)
5,000,000		COMM Mortgage Trust	3.263	08/15/57	5,564,200
		Series - 2019 GC44 (Class AM)
3,814,037	i	Connecticut Avenue Securities	2.748	05/25/24	3,338,371
		Series - 2014 C02 (Class 1M2)
252,427	i	Connecticut Avenue Securities	3.048	07/25/24	248,000
		Series - 2014 C03 (Class 2M2)
9,120,159	i	Connecticut Avenue Securities	3.148	07/25/24	7,969,272
		Series - 2014 C03 (Class 1M2)
932,538	i	Connecticut Avenue Securities	5.148	11/25/24	953,136
		Series - 2014 C04 (Class 2M2)
549,360	i	Connecticut Avenue Securities	5.698	04/25/28	563,860
		Series - 2015 C04 (Class 2M2)
912,657	i	Connecticut Avenue Securities	5.848	04/25/28	944,732
		Series - 2015 C04 (Class 1M2)
2,075,132	i	Connecticut Avenue Securities	6.898	08/25/28	2,153,407
		Series - 2016 C01 (Class 1M2)
302,797	i	Connecticut Avenue Securities	6.148	09/25/28	320,434
		Series - 2016 C02 (Class 1M2)
1,186,345	i	Connecticut Avenue Securities	6.048	10/25/28	1,253,277
		Series - 2016 C03 (Class 2M2)
998,719	i	Connecticut Avenue Securities	4.598	01/25/29	1,030,313
		Series - 2016 C05 (Class 2M2)
2,255,147	i	Connecticut Avenue Securities	4.398	04/25/29	2,306,130
		Series - 2016 C06 (Class 1M2)
2,159,961	i	Connecticut Avenue Securities	0.998	09/25/29	1,986,546
		Series - 2017 C02 (Class 2ED4)
525,023	i	Connecticut Avenue Securities	2.348	01/25/30	527,655
		Series - 2017 C05 (Class 1M2A)
4,000,000	i	Connecticut Avenue Securities	0.598	07/25/30	3,948,820
		Series - 2018 C01 (Class 1EB1)
193

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$191,149	i	Connecticut Avenue Securities	2.398%	07/25/30	$188,632
		Series - 2018 C01 (Class 1M2)
950,627	i	Connecticut Avenue Securities	0.998	10/25/30	945,120
		Series - 2018 C03 (Class 1EA2)
172,413	g,i	Connecticut Avenue Securities	2.598	07/25/31	171,333
		Series - 2019 R01 (Class 2M2)
519,626	g,i	Connecticut Avenue Securities	2.248	09/25/39	515,409
		Series - 2019 R06 (Class 2M2)
1,862,632	g,i	Connecticut Avenue Securities	0.898	01/25/40	1,857,900
		Series - 2020 R02 (Class 2M1)
80,337	g,i	Connecticut Avenue Securities	0.948	01/25/40	80,004
		Series - 2020 R01 (Class 1M1)
1,000,000	g,i	CPT Mortgage Trust	3.097	11/13/39	942,223
		Series - 2019 CPT (Class E)
1,360,000	g,i	Credit Suisse Commercial Mortgage Trust	0.798	05/25/36	1,357,097
		Series - 2006 CF2 (Class M3)
4,270,111	g,i	Credit Suisse Commercial Mortgage Trust	3.500	02/25/48	4,431,283
		Series - 2018 J1 (Class A11)
3,000,000	g,i	Credit Suisse Mortgage Capital Certificates	1.752	05/15/36	2,969,886
		Series - 2019 ICE4 (Class D)
4,000,000		CSAIL Commercial Mortgage Trust	3.314	11/15/49	4,259,168
		Series - 2016 C7 (Class ASB)
4,750,000		DBGS Mortgage Trust	4.466	10/15/51	5,725,377
		Series - 2018 C1 (Class A4)
5,000,000		DBJPMortgage Trust	2.340	09/15/53	5,196,397
		Series - 2020 C9 (Class AM)
1,040,000	g	DBUBS Mortgage Trust	3.452	10/10/34	1,114,860
		Series - 2017 BRBK (Class A)
5,600,000	g,i	DBUBS Mortgage Trust	5.670	07/10/44	5,154,990
		Series - 2011 LC2A (Class D)
3,892,000	g,i	DBUBS Mortgage Trust	5.790	11/10/46	3,889,854
		Series - 2011 LC1A (Class E)
4,000,000	g,i	DBUBS Mortgage Trust	5.790	11/10/46	4,007,210
		Series - 2011 LC1A (Class C)
1,100,000	g,i	Ellington Financial Mortgage Trust	3.587	06/25/59	1,098,941
		Series - 2019 1 (Class M1)
1,060,603	i	Fieldstone Mortgage Investment Trust	0.883	12/25/35	1,053,820
		Series - 2005 2 (Class M2)
3,422,596	g,i	FirstKey Mortgage Trust	3.500	11/25/44	3,530,431
		Series - 2014 1 (Class A8)
2,324,965	g,i	Flagstar Mortgage Trust	3.500	03/25/47	2,352,297
		Series - 2017 1 (Class 1A5)
98,783	g,i	Flagstar Mortgage Trust	3.500	10/25/47	99,112
		Series - 2017 2 (Class A5)
1,314,106	g,i	Flagstar Mortgage Trust	4.102	10/25/47	1,369,351
		Series - 2017 2 (Class B3)
717,113	g,i	Flagstar Mortgage Trust	4.000	09/25/48	734,727
		Series - 2018 5 (Class A11)
7,000,000	g	GRACE Mortgage Trust	3.369	06/10/28	7,042,566
		Series - 2014 GRCE (Class A)
10,500,000	g	GS Mortgage Securities Corp II	3.419	10/10/32	10,709,920
		Series - 2017 SLP (Class A)
1,344,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	1,354,819
		Series - 2012 ALOH (Class A)
194

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,590,000	i	GS Mortgage Securities Corp II	3.777%	05/10/50	$2,827,321
		Series - 2015 GC30 (Class AS)
3,010,000	i	GS Mortgage Securities Corp II	3.992	03/10/51	3,509,469
		Series - 2018 GS9 (Class A4)
1,500,000	i	GS Mortgage Securities Corp II	4.155	07/10/51	1,762,923
		Series - 2018 GS10 (Class A5)
2,000,000	g,i	GS Mortgage Securities Trust	1.602	07/15/31	1,890,653
		Series - 2018 TWR (Class C)
395,431		GS Mortgage Securities Trust	1.478	05/10/49	395,513
		Series - 2016 GS2 (Class A1)
8,000,000		GS Mortgage Securities Trust	3.467	03/10/50	8,714,004
		Series - 2017 GS5 (Class AAB)
8,350,951		GS Mortgage Securities Trust	3.674	03/10/50	9,522,306
		Series - 2017 GS5 (Class A4)
1,000,000	i	GS Mortgage Securities Trust	4.047	03/10/50	1,105,431
		Series - 2017 GS5 (Class B)
4,000,000		GS Mortgage Securities Trust	3.433	05/10/50	4,512,174
		Series - 2017 GS6 (Class A3)
3,000,000	i	GS Mortgage Securities Trust	4.213	05/10/50	2,832,649
		Series - 2015 GC30 (Class C)
3,000,000		GS Mortgage Securities Trust	3.837	11/10/50	3,429,201
		Series - 2017 GS8 (Class ABP)
2,000,000	g	GS Mortgage Securities Trust	3.000	02/10/52	1,762,834
		Series - 2019 GC38 (Class D)
1,000,000	g,i	GS Mortgage Securities Trust	3.668	07/10/52	1,020,510
		Series - 2019 GC40 (Class DBC)
1,396,659	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	11/25/49	1,436,825
		Series - 2019 PJ2 (Class A1)
3,645,580	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	11/25/49	3,736,106
		Series - 2019 PJ2 (Class A4)
4,068,622	g,i	GS Mortgage-Backed Securities Corp Trust	3.500	07/25/50	4,130,721
		Series - 2020 PJ2 (Class A4)
1,425,713	i	HarborView Mortgage Loan Trust	0.776	08/19/45	1,373,539
		Series - 2005 11 (Class 2A1A)
2,000,000	g	Hudson Yards Mortgage Trust	2.835	08/10/38	2,147,442
		Series - 2016 10HY (Class A)
3,000,000	g,i	Hudson Yards Mortgage Trust	3.076	08/10/38	3,174,525
		Series - 2016 10HY (Class B)
3,500,000	g,i	Hudson Yards Mortgage Trust	3.076	08/10/38	3,644,734
		Series - 2016 10HY (Class C)
4,700,000	g,i	Hudson Yards Mortgage Trust	3.041	12/10/41	4,649,119
		Series - 2019 55HY (Class D)
2,750,000	g,i	Hudson Yards Mortgage Trust	3.041	12/10/41	2,567,945
		Series - 2019 55HY (Class E)
144,569	i	Impac CMB Trust	0.808	03/25/35	141,122
		Series - 2004 11 (Class 2A1)
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	4.214	01/15/46	1,664,685
		Series - 2013 C13 (Class D)
1,500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	1,635,566
		Series - 2013 C16 (Class A4)
195

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$800,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372%	12/15/47	$834,816
		Series - 2013 C10 (Class AS)
750,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	4.119	01/15/49	840,032
		Series - 2015 JP1 (Class AS)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.379	09/15/50	531,867
		Series - 2017 JP7 (Class A3)
1,905,742	g,i	JP Morgan Mortgage Trust	2.140	12/25/44	1,936,397
		Series - 2015 1 (Class B1)
291,284	g,i	JP Morgan Mortgage Trust	3.500	05/25/45	299,905
		Series - 2015 3 (Class A19)
1,307,881	g,i	JP Morgan Mortgage Trust	3.500	10/25/45	1,355,182
		Series - 2015 6 (Class A13)
333,070	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	335,038
		Series - 2016 1 (Class A5)
582,910	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	597,624
		Series - 2016 1 (Class A13)
275,266	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	282,669
		Series - 2017 1 (Class A3)
4,412,139	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	4,518,283
		Series - 2017 2 (Class A13)
108,385	g,i	JP Morgan Mortgage Trust	3.500	08/25/47	108,805
		Series - 2017 3 (Class 1A5)
1,143,354	g,i	JP Morgan Mortgage Trust	3.500	09/25/48	1,189,324
		Series - 2018 3 (Class A13)
362,658	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	379,137
		Series - 2018 4 (Class A13)
1,501,849	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	1,570,202
		Series - 2018 5 (Class A13)
1,014,320	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	1,031,705
		Series - 2018 4 (Class A5)
247,051	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	248,022
		Series - 2018 8 (Class A5)
770,939	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	790,312
		Series - 2018 8 (Class A13)
702,328	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	719,899
		Series - 2018 9 (Class A13)
806,960	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	830,977
		Series - 2019 1 (Class A3)
1,247,066	g,i	JP Morgan Mortgage Trust	4.781	09/25/49	1,330,378
		Series - 2019 3 (Class B1)
3,712,643	g,i	JP Morgan Mortgage Trust	1.098	10/25/49	3,708,189
		Series - 2019 INV1 (Class A11)
51,959	g,i	JP Morgan Mortgage Trust	4.000	11/25/49	52,335
		Series - 2019 5 (Class A4)
3,774,385	g,i	JP Morgan Mortgage Trust	3.877	06/25/50	3,975,349
		Series - 2020 1 (Class B2)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.133	08/15/46	1,080,396
		Series - 2013 C14 (Class A4)
4,364,171		JPMBB Commercial Mortgage Securities Trust	3.493	08/15/47	4,604,005
		Series - 2014 C21 (Class A4)
2,640,000		JPMBB Commercial Mortgage Securities Trust	3.775	08/15/47	2,891,529
		Series - 2014 C21 (Class A5)
196

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		JPMBB Commercial Mortgage Securities Trust	3.898%	02/15/48	$1,058,390
		Series - 2015 C27 (Class B)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.445	02/15/48	999,877
		Series - 2015 C27 (Class C)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust	3.917	05/15/48	2,199,621
		Series - 2015 C29 (Class AS)
1,600,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	1,662,292
		Series - 2015 C29 (Class B)
3,000,000		JPMBB Commercial Mortgage Securities Trust	4.106	08/15/48	3,331,941
		Series - 2015 C31 (Class AS)
5,585,000	i	JPMBB Commercial Mortgage Securities Trust	4.773	08/15/48	6,140,775
		Series - 2015 C31 (Class B)
1,400,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	1,520,239
		Series - 2015 C28 (Class A4)
1,400,000		JPMBB Commercial Mortgage Securities Trust	4.023	12/15/48	1,555,012
		Series - 2015 C33 (Class AS)
10,425,000		JPMBB Commercial Mortgage Securities Trust	3.576	03/15/49	11,670,389
		Series - 2016 C1 (Class A5)
1,700,000		JPMCC Commercial Mortgage Securities Trust	3.457	03/15/50	1,908,412
		Series - 2017 JP5 (Class A4)
6,000,000		JPMDB Commercial Mortgage Securities Trust	2.536	05/13/53	6,356,437
		Series - 2020 COR7 (Class AS)
1,880,013	g	Ladder Capital Commercial Mortgage Securities	3.575	02/15/36	1,996,879
		Series - 2013 GCP (Class A1)
3,298,786	g	LSTAR Commercial Mortgage Trust	2.579	03/10/49	3,351,960
		Series - 2016 4 (Class A2)
12,000,000	g,i	MAD Mortgage Trust	3.294	08/15/34	12,457,868
		Series - 2017 330M (Class A)
1,500,000	g,i	Manhattan West	2.413	09/10/39	1,535,962
		Series - 2020 1MW (Class B)
3,000,000	g,i	Manhattan West	2.413	09/10/39	2,991,106
		Series - 2020 1MW (Class C)
2,775,986	i	Merrill Lynch Mortgage Investors Trust	2.278	01/25/37	2,634,024
		Series - 2006 WMC1 (Class A1B)
5,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.476	11/15/45	5,179,812
		Series - 2012 C6 (Class AS)
2,996,783	g	Morgan Stanley Bank of America Merrill Lynch Trust	3.989	12/15/46	3,111,312
		Series - 2014 C19 (Class LNC1)
2,603,840	g	Morgan Stanley Bank of America Merrill Lynch Trust	4.384	12/15/46	2,665,866
		Series - 2014 C19 (Class LNC2)
1,570,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.832	12/15/47	1,706,411
		Series - 2014 C19 (Class AS)
123,128		Morgan Stanley Bank of America Merrill Lynch Trust	3.069	02/15/48	129,006
		Series - 2015 C20 (Class ASB)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	4.160	02/15/48	1,048,037
		Series - 2015 C20 (Class B)
197

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.338%	03/15/48	$2,726,451
		Series - 2015 C21 (Class A4)
3,649,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306	04/15/48	3,961,171
		Series - 2015 C22 (Class A4)
3,360,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.561	04/15/48	3,630,824
		Series - 2015 C22 (Class AS)
421,906	i	Morgan Stanley Capital I Trust	0.973	08/25/34	419,062
		Series - 2004 HE6 (Class M1)
2,880,510	i	Morgan Stanley Capital I Trust	6.215	06/11/42	2,885,203
		Series - 2007 T27 (Class AJ)
3,000,000	g	Morgan Stanley Capital I Trust	4.193	09/15/47	2,851,351
		Series - 2011 C1 (Class F)
435,000	g,i	Morgan Stanley Capital I Trust	5.375	09/15/47	436,775
		Series - 2011 C1 (Class B)
2,600,000	g,i	Morgan Stanley Capital I Trust	5.675	09/15/47	2,607,531
		Series - 2011 C1 (Class D)
13,000,000		Morgan Stanley Capital I Trust	2.606	08/15/49	13,714,492
		Series - 2016 UB11 (Class ASB)
418,729	†,i	Morgan Stanley Capital I Trust	6.467	12/12/49	249,563
		Series - 2007 IQ16 (Class AJ)
1,300,000		Morgan Stanley Capital I Trust	3.587	12/15/50	1,472,739
		Series - 2017 HR2 (Class A4)
1,000,000		Morgan Stanley Capital I Trust	4.177	07/15/51	1,187,049
		Series - 2018 H3 (Class A5)
1,500,000	g,i	MSDB Trust	3.427	07/11/39	1,605,940
		Series - 2017 712F (Class A)
5,300,000	g,i	Natixis Commercial Mortgage Securities Trust	1.652	07/15/36	5,247,089
		Series - 2019 MILE (Class A)
2,500,000	g,i	Natixis Commercial Mortgage Securities Trust	1.952	07/15/36	2,425,445
		Series - 2019 MILE (Class B)
1,000,000	g	Natixis Commercial Mortgage Securities Trust	2.707	10/15/36	1,005,867
		Series - 2019 1776 (Class B)
2,000,000	g	Natixis Commercial Mortgage Securities Trust	2.966	12/15/38	2,085,683
		Series - 2020 2PAC (Class A)
320,026	g,i	New Residential Mortgage Loan Trust	4.000	02/25/57	346,703
		Series - 2017 1A (Class A1)
325,836	g,i	New Residential Mortgage Loan Trust	4.000	08/27/57	351,192
		Series - 2017 6A (Class A1)
363,578	g,i	New Residential Mortgage Loan Trust	4.750	12/25/57	391,236
		Series - 2018 5A (Class A1)
291,038	i	New York Mortgage Trust	0.628	02/25/36	283,944
		Series - 2005 3 (Class A1)
991,291	g,i	OBX Trust	0.798	06/25/57	989,804
		Series - 2018 1 (Class A2)
1,009,217	g,i	OBX Trust	0.898	07/25/58	1,004,697
		Series - 2018 EXP2 (Class 2A1A)
18,445,000	g	One Market Plaza Trust	3.614	02/10/32	19,090,413
		Series - 2017 1MKT (Class A)
1,000,000	g	RBS Commercial Funding, Inc Trust	3.511	03/11/31	904,015
		Series - 2013 SMV (Class B)
1,058,255	g,i	Sequoia Mortgage Trust	3.500	05/25/45	1,094,780
		Series - 2015 2 (Class A1)
198

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$727,611	g,i	Sequoia Mortgage Trust	3.500%	11/25/46	$742,464
		Series - 2016 3 (Class A10)
3,271,427	g,i	Sequoia Mortgage Trust	3.500	02/25/47	3,313,513
		Series - 2017 2 (Class A4)
865,714	g,i	Sequoia Mortgage Trust	3.500	02/25/47	899,238
		Series - 2017 2 (Class A19)
103,231	g,i	Sequoia Mortgage Trust	3.500	02/25/47	104,089
		Series - 2017 1 (Class A4)
4,645,542	g,i	Sequoia Mortgage Trust	3.500	04/25/47	4,706,829
		Series - 2017 3 (Class A4)
73,543	g,i	Sequoia Mortgage Trust	3.500	04/25/47	76,386
		Series - 2017 3 (Class A19)
146,254	g,i	Sequoia Mortgage Trust	3.500	09/25/47	147,058
		Series - 2017 6 (Class A4)
903,766	g,i	Sequoia Mortgage Trust	3.743	09/25/47	955,687
		Series - 2017 6 (Class B1)
2,244,538	g,i	Sequoia Mortgage Trust	3.500	02/25/48	2,309,404
		Series - 2018 2 (Class A1)
3,367,796	g,i	Sequoia Mortgage Trust	3.500	03/25/48	3,472,097
		Series - 2018 3 (Class A1)
404,572	g,i	Sequoia Mortgage Trust	3.500	03/25/48	405,538
		Series - 2018 3 (Class A4)
302,139	g,i	Sequoia Mortgage Trust	4.000	09/25/48	302,268
		Series - 2018 7 (Class A4)
453,759	g,i	Sequoia Mortgage Trust	4.000	09/25/48	461,329
		Series - 2018 7 (Class A19)
213,193	g,i	Sequoia Mortgage Trust	4.000	11/25/48	215,782
		Series - 2018 8 (Class A19)
2,707,943	g,i	Sequoia Mortgage Trust	4.000	06/25/49	2,761,206
		Series - 2019 2 (Class A1)
939,961	g,i	Sequoia Mortgage Trust	4.000	06/25/49	952,897
		Series - 2019 2 (Class A19)
5,866,532	g,i	Sequoia Mortgage Trust	3.500	11/25/49	6,051,166
		Series - 2019 4 (Class A1)
9,954,268	g,i	Sequoia Mortgage Trust	3.500	12/25/49	10,226,423
		Series - 2019 5 (Class A1)
5,747,738	g,i	Sequoia Mortgage Trust	3.500	12/25/49	5,832,405
		Series - 2019 5 (Class A19)
6,295,044	g,i	Sequoia Mortgage Trust	3.000	04/25/50	6,438,114
		Series - 2020 3 (Class A19)
203,533	g,i	Shellpoint Co-Originator Trust	3.500	11/25/46	206,388
		Series - 2016 1 (Class 1A10)
855,715	g,i	Shellpoint Co-Originator Trust	3.500	04/25/47	884,011
		Series - 2017 1 (Class A19)
228,591	i	Structured Agency Credit Risk Debt Note (STACR)	4.298	01/25/25	229,169
		Series - 2015 DN1 (Class M3)
376,861	i	STACR	3.948	03/25/25	378,695
		Series - 2015 HQ1 (Class M3)
434,300	i	STACR	2.098	05/25/25	434,300
		Series - 2015 HQ2 (Class M2)
2,675,448	i	STACR	4.798	10/25/28	2,779,298
		Series - 2016 DNA2 (Class M3)
199

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$9,489,209	i	STACR	3.398%	07/25/29	$9,717,718
		Series - 2017 DNA1 (Class M2)
704,003	i	STACR	1.348	10/25/29	704,003
		Series - 2017 DNA2 (Class M1)
431,638	i	STACR	1.948	07/25/30	424,091
		Series - 2018 DNA1 (Class M2)
800,109	i	STACR	2.472	08/25/30	787,024
		Series - 2018 HQA1 (Class M2)
195,249	g,i	STACR	3.721	02/25/48	196,281
		Series - 2018 SPI1 (Class M1)
980,832	g,i	STACR	4.473	11/25/48	975,147
		Series - 2018 SPI4 (Class M2)
1,505,326	g,i	STACR	2.198	11/25/49	1,485,642
		Series - 2019 HQA4 (Class M2)
800,000	g,i	STACR	1.848	12/25/49	782,590
		Series - 2020 DNA1 (Class M2)
1,770,000	g,i	STACR	1.998	02/25/50	1,723,160
		Series - 2020 DNA2 (Class M2)
2,255,000	g,i	STACR	3.248	03/25/50	2,221,095
		Series - 2020 HQA2 (Class M2)
348,851	g,i	STACR	1.248	07/27/50	348,502
		Series - 2020 HQA2 (Class M1)
650,000	g	Tricon American Homes	2.049	07/17/38	661,874
		Series - 2020 SFR1 (Class B)
2,000,000	g,i	UBS-Barclays Commercial Mortgage Trust	3.875	04/10/46	1,972,782
		Series - 2013 C6 (Class B)
3,285,000	g	UBS-Citigroup Commercial Mortgage Trust	5.154	01/10/45	3,402,345
		Series - 2011 C1 (Class AS)
1,975,617	g	VSE VOI Mortgage LLC	2.330	03/20/35	2,005,527
		Series - 2017 A (Class A)
1,765,775	g	VSE VOI Mortgage LLC	4.020	02/20/36	1,763,982
		Series - 2018 A (Class C)
8,200,000		Wells Fargo Commercial Mortgage Trust	3.539	10/15/45	8,520,697
		Series - 2012 LC5 (Class AS)
1,222,000		Wells Fargo Commercial Mortgage Trust	3.540	05/15/48	1,346,791
		Series - 2015 C28 (Class A4)
2,100,000	i	Wells Fargo Commercial Mortgage Trust	3.658	05/15/48	2,168,899
		Series - 2015 NXS1 (Class B)
2,000,000	i	Wells Fargo Commercial Mortgage Trust	4.285	05/15/48	1,888,806
		Series - 2015 NXS1 (Class D)
350,000		Wells Fargo Commercial Mortgage Trust	3.637	06/15/48	388,430
		Series - 2015 C29 (Class A4)
5,055,000		Wells Fargo Commercial Mortgage Trust	2.825	10/15/49	5,348,453
		Series - 2016 LC24 (Class ASB)
1,797,904		Wells Fargo Commercial Mortgage Trust	2.749	03/15/50	1,828,385
		Series - 2017 RB1 (Class A2)
387,000		Wells Fargo Commercial Mortgage Trust	3.635	03/15/50	441,061
		Series - 2017 RB1 (Class A5)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.757	03/15/50	2,239,117
		Series - 2017 RB1 (Class AS)
2,900,000		Wells Fargo Commercial Mortgage Trust	3.184	04/15/50	3,137,163
		Series - 2015 LC20 (Class A5)
1,720,000		Wells Fargo Commercial Mortgage Trust	3.467	04/15/50	1,849,655
		Series - 2015 LC20 (Class AS)
200

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,800,000		Wells Fargo Commercial Mortgage Trust	3.453%	07/15/50	$3,168,702
		Series - 2017 C38 (Class A5)
3,290,000		Wells Fargo Commercial Mortgage Trust	4.302	01/15/52	3,911,371
		Series - 2018 C48 (Class A5)
2,500,000	i	Wells Fargo Commercial Mortgage Trust	3.972	09/15/57	2,767,312
		Series - 2015 NXS3 (Class AS)
2,500,000	i	Wells Fargo Commercial Mortgage Trust	3.767	07/15/58	2,779,046
		Series - 2015 NXS2 (Class A5)
2,700,000		Wells Fargo Commercial Mortgage Trust	3.952	01/15/59	3,004,535
		Series - 2016 C32 (Class AS)
1,500,000	i	Wells Fargo Commercial Mortgage Trust	4.884	01/15/59	1,633,518
		Series - 2016 C32 (Class B)
1,000,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	1,062,593
		Series - 2016 C36 (Class ASB)
1,335,398	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	1,353,463
		Series - 2019 2 (Class A17)
6,381,377	g,i	Wells Fargo Mortgage Backed Securities Trust	3.500	09/25/49	6,569,699
		Series - 2019 4 (Class A1)
1,000,000		WFRBS Commercial Mortgage Trust	3.345	05/15/45	1,045,865
		Series - 2013 C13 (Class AS)
3,700,000	i	WFRBS Commercial Mortgage Trust	4.079	03/15/46	4,017,452
		Series - 2013 UBS1 (Class A4)
1,000,000	i	WFRBS Commercial Mortgage Trust	4.162	12/15/46	1,092,763
		Series - 2013 C18 (Class A5)
1,664,000	i	WFRBS Commercial Mortgage Trust	4.845	12/15/46	1,553,810
		Series - 2013 C18 (Class C)
2,225,281		WFRBS Commercial Mortgage Trust	3.995	05/15/47	2,403,842
		Series - 2014 C20 (Class A5)
		TOTAL OTHER MORTGAGE BACKED			701,163,369

		TOTAL STRUCTURED ASSETS			1,254,914,548
		(Cost $1,239,015,718)

		TOTAL BONDS			7,191,282,635
		(Cost $6,837,805,674)

SHORT-TERM INVESTMENTS - 15.8%

GOVERNMENT AGENCY DEBT - 5.7%
13,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.000	10/30/20	12,999,372
16,800,000		Federal Home Loan Bank (FHLB)	0.083-0.085	10/07/20	16,799,832
50,012,000		FHLB	0.095-0.115	10/21/20	50,010,333
20,633,000		FHLB	0.070-0.095	10/28/20	20,632,072
25,000,000		FHLB	0.080	10/30/20	24,998,792
25,000,000		FHLB	0.100	11/10/20	24,998,055
30,429,000		FHLB	0.090-0.108	11/13/20	30,426,456
24,855,000		FHLB	0.095	11/25/20	24,852,342
12,600,000		FHLB	0.085-0.100	11/27/20	12,598,604
201

TIAA-CREF FUNDS – Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$42,160,000		FHLB	0.085-0.100%	12/02/20	$42,153,465
17,140,000		FHLB	0.110	12/18/20	17,136,658
25,000,000		FHLB	0.094	12/23/20	24,994,812
38,745,000		FHLB	0.110	02/12/21	38,730,578
23,200,000		FHLB	0.100-0.115	03/03/21	23,190,140
26,326,000		FHLB	0.110-0.120	03/05/21	26,314,665
25,000,000		Federal National Mortgage Association (FNMA)	0.133	10/07/20	24,999,750
20,000,000		FNMA	0.200	10/16/20	19,999,500
		TOTAL GOVERNMENT AGENCY DEBT			435,835,426

REPURCHASE AGREEMENT - 1.0%
73,945,000	r	Fixed Income Clearing Corp (FICC)	0.070	10/01/20	73,945,000
		TOTAL REPURCHASE AGREEMENT			73,945,000

TREASURY DEBT - 9.1%
64,000,000		Egypt Treasury Bill	0.000	01/05/21	3,929,098
50,500,000		Egypt Treasury Bill	0.000	11/03/20	3,174,982
25,000,000		United States Cash Management Bill	0.140	10/27/20	24,998,556
31,350,000		United States Cash Management Bill	0.121	11/03/20	31,347,333
51,335,000		United States Cash Management Bill	0.097-0.103	12/01/20	51,326,932
30,000,000		United States Cash Management Bill	0.093	12/08/20	29,991,783
28,150,000		United States Cash Management Bill	0.108	12/15/20	28,143,842
34,000,000		United States Cash Management Bill	0.116	12/22/20	33,993,417
10,000,000		United States Cash Management Bill	0.095	12/29/20	9,997,775
25,000,000		United States Cash Management Bill	0.100	01/05/21	24,993,667
30,300,000		United States Cash Management Bill	0.091	01/12/21	30,293,498
50,000,000		United States Treasury Bill	0.130	10/08/20	49,999,368
32,375,000		United States Treasury Bill	0.100	10/22/20	32,373,348
25,000,000		United States Treasury Bill	0.096	11/12/20	24,997,156
20,000,000		United States Treasury Bill	0.075	11/19/20	19,997,550
42,570,000		United States Treasury Bill	0.090	11/27/20	42,563,260
45,893,000		United States Treasury Bill	0.089-0.110	12/03/20	45,884,969
55,000,000		United States Treasury Bill	0.100-0.115	12/31/20	54,985,402
72,645,000		United States Treasury Bill	0.095-0.098	01/21/21	72,621,269
74,500,000		United States Treasury Bill	0.106	03/25/21	74,459,257
		TOTAL TREASURY DEBT			690,072,462

		TOTAL SHORT-TERM INVESTMENTS			1,199,852,888
		(Cost $1,199,804,840)
		TOTAL INVESTMENTS - 112.4%			8,530,810,986
		(Cost $8,180,862,955)
		OTHER ASSETS & LIABILITIES, NET - (12.4)%			(942,396,744)
		NET ASSETS - 100.0%			$7,588,414,242

Abbreviation(s):
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
IDR	Indonesian Rupiah
LIBOR	London Interbank Offered Rate
M	Month
PEN	Peruvian Sol
REIT	Real Estate Investment Trust
RSD	Serbian Dinar
W	Week
202

TIAA-CREF FUNDS – Core Bond Fund

†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2020, the aggregate value of these securities is $1,452,477,170 or 19.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o	Payment in Kind Bond
q	In default
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $73,945,000 on 10/01/20, collateralized by U.S. Treasury Notes valued at $75,423,955.

Forward foreign currency contracts outstanding as of September 30, 2020 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$3,352,578	EUR	2,817,790	Citibank, N.A.	11/18/20	$45,514

Abbreviation(s):
EUR	Euro

Centrally cleared credit default swap contracts outstanding as of September 30, 2020 were as follows:

PURCHASED

Reference entity	Terms of payments to be received	Terms of payments to be paid	Counterparty	Maturity date	Notional amount*	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS35V1-5Y	Credit event as specified in contract	5.000%	Citigroup Global Markets, Inc	12/20/25	50,000,000	$(74,944)	$(208,144)

* The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

203

TIAA-CREF FUNDS – Core Impact Bond Fund

TIAA-CREF FUNDS
CORE IMPACT BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2020

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 0.1%

TRANSPORTATION - 0.0%
$2,326,669	i	Delta Air Lines, Inc	LIBOR 3 M + 4.750%	5.750%	05/01/23	$2,320,852
		TOTAL TRANSPORTATION				2,320,852

UTILITIES - 0.1%
5,172,976	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	4.000	11/28/24	5,158,440
		TOTAL UTILITIES				5,158,440

		TOTAL BANK LOAN OBLIGATIONS				7,479,292
		(Cost $7,427,063)

BONDS - 98.1%

CORPORATE BONDS - 40.9%

AUTOMOBILES & COMPONENTS - 1.2%
6,975,000		Aptiv plc		5.400	03/15/49	7,884,038
985,000	g,i	BMW US Capital LLC	LIBOR 3 M + 0.500%	0.754	08/13/21	986,991
9,600,000	g	BMW US Capital LLC		4.150	04/09/30	11,359,545
5,400,000		BorgWarner, Inc		2.650	07/01/27	5,695,576
2,125,000	g	Harley-Davidson Financial Services, Inc		2.850	01/15/21	2,132,707
7,275,000	g,i	Harley-Davidson Financial Services, Inc	LIBOR 3 M + 0.940%	1.181	03/02/21	7,265,362
10,500,000	g	Harley-Davidson Financial Services, Inc		4.050	02/04/22	10,850,750
9,000,000	g	Harley-Davidson Financial Services, Inc		3.350	06/08/25	9,412,967
11,025,000		Magna International, Inc		2.450	06/15/30	11,609,660
		TOTAL AUTOMOBILES & COMPONENTS				67,197,596

BANKS - 7.5%
13,750,000		Bank of America Corp		0.981	09/25/25	13,746,662
10,000,000		Bank of America Corp		2.456	10/22/25	10,545,136
3,150,000	g	Bank of Montreal		2.100	06/15/22	3,243,422
10,000,000	i	Bank of Montreal	SOFR + 0.680%	0.754	03/10/23	10,046,600
10,000,000	g	BNP Paribas S.A.		2.219	06/09/26	10,312,677
11,500,000	g	BNP Paribas S.A.		2.588	08/12/35	11,159,656
21,400,000	g	BPCE S.A.		1.652	10/06/26	21,403,622
4,850,000	i	Canadian Imperial Bank of Commerce	SOFR + 0.800%	0.871	03/17/23	4,885,890
15,000,000		Citigroup, Inc		1.678	05/15/24	15,365,240
500,000		Citizens Bank NA		2.650	05/26/22	516,657
10,225,000		Citizens Bank NA		2.250	04/28/25	10,859,215
3,800,000		Citizens Bank NA		3.750	02/18/26	4,360,080
9,075,000		Citizens Financial Group, Inc		3.250	04/30/30	10,010,740
5,000,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.480%	0.753	01/10/23	5,026,310
3,037,000		Cooperatieve Rabobank UA		3.750	07/21/26	3,381,590
14,850,000	g	Credit Agricole S.A.		1.907	06/16/26	15,183,904
4,500,000		First Abu Dhabi Bank PJSC		3.000	03/30/22	4,639,672
8,385,000		HSBC Holdings plc		3.033	11/22/23	8,746,150
204

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$10,000,000	i	ING Groep NV	LIBOR 3 M + 1.000%	1.234%	10/02/23	$10,126,472
5,850,000	g	ING Groep NV		4.625	01/06/26	6,859,751
16,050,000	g	ING Groep NV		1.400	07/01/26	16,229,501
7,213,000	g	Intesa Sanpaolo S.p.A		6.500	02/24/21	7,362,434
1,125,000	g	Intesa Sanpaolo S.p.A		5.017	06/26/24	1,182,110
6,250,000	g	Intesa Sanpaolo S.p.A		3.250	09/23/24	6,597,822
7,200,000	g	Intesa Sanpaolo S.p.A		4.000	09/23/29	7,842,112
5,525,000	g	Intesa Sanpaolo S.p.A		4.700	09/23/49	6,176,215
6,090,000		KeyBank NA		1.250	03/10/23	6,202,088
10,000,000		KeyCorp		2.250	04/06/27	10,576,890
2,375,000		KeyCorp		2.550	10/01/29	2,523,098
4,000,000		Lloyds Banking Group plc		4.500	11/04/24	4,366,582
5,725,000		Lloyds Banking Group plc		3.870	07/09/25	6,233,946
10,000,000	i	M&T Bank Corp	LIBOR 3 M + 0.680%	0.925	07/26/23	10,082,974
1,000,000		Manufacturers & Traders Trust Co		2.900	02/06/25	1,090,739
4,105,000		Manufacturers & Traders Trust Co		3.400	08/17/27	4,590,864
6,475,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	6,848,866
5,925,000	i	Mizuho Financial Group, Inc	LIBOR 3 M + 0.630%	0.880	05/25/24	5,920,758
11,125,000		National Australia Bank Ltd		3.625	06/20/23	12,041,779
10,000,000	g	National Australia Bank Ltd		2.332	08/21/30	9,884,722
11,310,000		People’s United Bank NA		4.000	07/15/24	12,084,645
4,500,000		People’s United Financial, Inc		3.650	12/06/22	4,747,838
9,600,000		Regions Financial Corp		5.750	N/A‡	10,248,000
5,485,000		Royal Bank of Scotland Group plc		2.359	05/22/24	5,627,560
11,225,000	g	Shinhan Financial Group Co Ltd		3.340	02/05/30	11,766,606
13,600,000		Sumitomo Mitsui Financial Group, Inc		1.474	07/08/25	13,847,093
11,512,000		SVB Financial Group		3.500	01/29/25	12,386,619
10,000,000		SVB Financial Group		3.125	06/05/30	11,158,137
6,000,000		Truist Financial Corp		3.700	06/05/25	6,797,739
3,000,000		Truist Financial Corp		3.875	03/19/29	3,440,030
5,000,000		Truist Financial Corp		4.950	N/A‡	5,262,500
11,375,000	g	UniCredit S.p.A		2.569	09/22/26	11,234,916
5,800,000	g	USAA Capital Corp		1.500	05/01/23	5,947,492
5,600,000	g	USAA Capital Corp		2.125	05/01/30	5,896,045
3,000,000	g	Westpac Banking Corp		2.100	02/25/21	3,020,618
		TOTAL BANKS				429,638,784

CAPITAL GOODS - 2.0%
12,700,000		3M Co		2.000	02/14/25	13,473,666
5,000,000		3M Co		3.050	04/15/30	5,719,319
10,450,000	g	Carrier Global Corp		2.700	02/15/31	10,879,201
7,036,000		CNH Industrial Capital LLC		4.875	04/01/21	7,171,759
3,000,000		CNH Industrial Capital LLC		3.875	10/15/21	3,081,581
4,000,000		CNH Industrial Capital LLC		4.200	01/15/24	4,297,084
3,053,000		CNH Industrial NV		3.850	11/15/27	3,298,980
10,650,000		GATX Corp		4.000	06/30/30	12,260,006
3,175,000		Ingersoll-Rand Luxembourg Finance S.A.		3.500	03/21/26	3,550,871
8,975,000		Ingersoll-Rand Luxembourg Finance S.A.		3.800	03/21/29	10,516,332
4,925,000		Johnson Controls International plc		1.750	09/15/30	4,966,406
6,900,000		Lennox International, Inc		1.350	08/01/25	6,950,210
4,900,000		Lennox International, Inc		1.700	08/01/27	4,896,503
10,500,000	g	NBM US Holdings, Inc		6.625	08/06/29	11,248,125
5,000,000	g	Siemens Financieringsmaatschappij NV		2.350	10/15/26	5,363,187
7,375,000		Xylem, Inc		1.950	01/30/28	7,679,743
205

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,575,000		Xylem, Inc		2.250%	01/30/31	$3,787,596
		TOTAL CAPITAL GOODS				119,140,569

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
750,000		Waste Management, Inc		2.400	05/15/23	783,544
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				783,544

CONSUMER DURABLES & APPAREL - 0.2%
8,700,000		VF Corp		2.800	04/23/27	9,498,561
		TOTAL CONSUMER DURABLES & APPAREL				9,498,561

CONSUMER SERVICES - 1.3%
10,750,000		Conservation Fund		3.474	12/15/29	11,614,664
4,040,000		Henry J Kaiser Family Foundation		3.356	12/01/25	4,294,195
4,500,000		Low Income Investment Fund		3.386	07/01/26	4,796,893
10,000,000		Low Income Investment Fund		3.711	07/01/29	10,982,794
7,850,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	1.331	02/01/24	7,793,882
4,100,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	4,452,673
80,000		Salvation Army		5.637	09/01/26	96,115
5,000,000		Salvation Army		4.528	09/01/48	5,538,577
6,850,000		Starbucks Corp		2.450	06/15/26	7,422,097
11,440,000		Wisconsin Alumni Research Foundation		3.564	10/01/49	12,519,884
5,000,000		YMCA of Greater New York		5.021	08/01/38	5,668,138
1,500,000		YMCA of Greater New York		5.151	08/01/48	1,701,543
		TOTAL CONSUMER SERVICES				76,881,455

DIVERSIFIED FINANCIALS - 3.6%
5,000,000		American Express Co		3.000	10/30/24	5,423,722
10,000,000		AXA Equitable Holdings, Inc		5.000	04/20/48	11,796,521
2,125,000		Bank of New York Mellon Corp		2.661	05/16/23	2,200,857
3,150,000		Bank of New York Mellon Corp		4.700	N/A‡	3,342,150
10,750,000		Century Housing Corp		3.995	11/01/21	10,827,692
9,220,000		Community Preservation Corp		2.867	02/01/30	9,868,361
500,000	g	EDP Finance BV		5.250	01/14/21	506,325
6,575,000	g	EDP Finance BV		3.625	07/15/24	7,150,866
5,820,000		Enterprise Community Loan Fund, Inc		4.152	11/01/28	6,001,488
10,115,000		Equitable Holdings, Inc		4.950	N/A‡	10,317,300
10,000,000		Ford Foundation		2.815	06/01/70	10,397,831
7,100,000		Morgan Stanley		2.188	04/28/26	7,432,111
10,000,000	g	NongHyup Bank		1.250	07/20/25	10,086,304
2,248,000		Reinvestment Fund, Inc		3.166	11/01/23	2,284,384
3,000,000		Reinvestment Fund, Inc		3.600	02/15/24	3,095,816
2,500,000		Reinvestment Fund, Inc		3.366	11/01/24	2,573,349
5,000,000		Reinvestment Fund, Inc		3.513	11/01/25	5,202,695
5,000,000		Reinvestment Fund, Inc		3.880	02/15/27	5,306,155
5,000,000		State Street Corp		2.653	05/15/23	5,176,425
10,750,000		State Street Corp		2.354	11/01/25	11,376,911
5,500,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	6,267,942
9,000,000	i	Toronto-Dominion Bank	SOFR + 0.450%	0.520	09/28/23	9,002,680
10,000,000		Toyota Motor Credit Corp		2.150	02/13/30	10,531,890
7,775,000	g	UBS Group AG.		1.008	07/30/24	7,792,000
206

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$14,700,000	g	UBS Group AG.		1.364%	01/30/27	$14,688,701
13,750,000		Unilever Capital Corp		2.000	07/28/26	14,695,869
5,528,000		Unilever Capital Corp		2.125	09/06/29	5,845,523
6,125,000		Unilever Capital Corp		1.375	09/14/30	6,163,650
1,925,000	g	WLB Asset II Pte Ltd		4.000	01/14/24	1,914,398
		TOTAL DIVERSIFIED FINANCIALS				207,269,916

ENERGY - 2.8%
10,000,000	g	Aker BP ASA		2.875	01/15/26	9,901,123
13,225,000	g	Aker BP ASA		4.000	01/15/31	13,041,087
6,075,000		Chevron Corp		1.995	05/11/27	6,422,109
5,500,000		Chevron Corp		2.236	05/11/30	5,832,298
6,587,465	g	Continental Wind LLC		6.000	02/28/33	7,694,022
7,600,000		Enbridge, Inc		2.500	01/15/25	8,007,086
5,830,000		Enbridge, Inc		5.750	07/15/80	6,032,895
8,175,000		EQT Corp		7.875	02/01/25	9,061,579
1,500,000		Equinor ASA		2.900	11/08/20	1,503,809
1,735,000		Equinor ASA		2.750	11/10/21	1,774,696
1,000,000		Equinor ASA		2.450	01/17/23	1,045,668
500,000		Equinor ASA		2.650	01/15/24	532,606
2,000,000		Equinor ASA		3.700	03/01/24	2,208,713
7,725,000		Equinor ASA		2.375	05/22/30	8,163,710
3,000,000		Equinor ASA		3.950	05/15/43	3,491,649
2,900,000	g	Greenko Dutch BV		4.875	07/24/22	2,901,450
1,925,000		ONEOK, Inc		4.000	07/13/27	2,003,226
7,246,000		ONEOK, Inc		3.400	09/01/29	7,107,665
10,950,000		ONEOK, Inc		6.350	01/15/31	12,738,113
3,350,000		ONEOK, Inc		4.950	07/13/47	3,180,008
10,000,000		ONEOK, Inc		4.450	09/01/49	8,797,311
5,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	5,473,375
5,869,000		Total Capital International S.A.		3.750	04/10/24	6,482,651
12,850,000		Total Capital International S.A.		2.986	06/29/41	13,386,287
6,550,000		Total Capital International S.A.		3.127	05/29/50	6,765,278
10,000,000	i	Valero Energy Corp	LIBOR 3 M + 1.150%	1.403	09/15/23	9,965,700
		TOTAL ENERGY				163,514,114

FOOD & STAPLES RETAILING - 0.1%
5,500,000		SYSCO Corp		2.400	02/15/30	5,544,134
		TOTAL FOOD & STAPLES RETAILING				5,544,134

FOOD, BEVERAGE & TOBACCO - 0.7%
9,000,000		Coca-Cola Co		1.750	09/06/24	9,430,494
8,125,000		Coca-Cola Co		2.600	06/01/50	8,300,082
4,675,000		General Mills, Inc		2.875	04/15/30	5,126,176
2,625,000		PepsiCo, Inc		2.625	03/19/27	2,882,461
10,910,000		PepsiCo, Inc		2.875	10/15/49	11,698,912
		TOTAL FOOD, BEVERAGE & TOBACCO				37,438,125

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
5,500,000	i	Becton Dickinson & Co	LIBOR 3 M + 1.030%	1.280	06/06/22	5,538,064
10,000,000		Becton Dickinson & Co		2.823	05/20/30	10,776,773
10,000,000	i	Cigna Corp	LIBOR 3 M + 0.890%	1.165	07/15/23	10,103,328
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				26,418,165
207

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
	$5,900,000		Kimberly-Clark Corp	3.950%	11/01/28	$7,086,375
	6,925,000		Procter & Gamble Co	2.800	03/25/27	7,768,079
	5,300,000		Procter & Gamble Co	3.000	03/25/30	6,144,457
	3,350,000		Procter & Gamble Co	3.550	03/25/40	4,072,082
	3,150,000		Procter & Gamble Co	3.600	03/25/50	3,991,039
			TOTAL HOUSEHOLD & PERSONAL PRODUCTS			29,062,032

INSURANCE - 2.0%
	4,750,000	g	AIA Group Ltd	3.375	04/07/30	5,325,192
	4,125,000	g	AIA Group Ltd	3.200	09/16/40	4,259,599
	17,675,000		Chubb INA Holdings, Inc	1.375	09/15/30	17,421,991
	6,400,000	g	Empower Finance 2020 LP	1.357	09/17/27	6,378,356
	6,700,000	g	Empower Finance 2020 LP	1.776	03/17/31	6,695,871
	10,500,000	g	Equitable Financial Life Global Funding	1.400	08/27/27	10,532,891
	3,750,000	g	Five Corners Funding Trust	4.419	11/15/23	4,166,589
	13,325,000	g	Five Corners Funding Trust II	2.850	05/15/30	14,372,481
	4,100,000	g	Great-West Lifeco US Finance 2020 LP	0.904	08/12/25	4,089,902
	3,500,000	g	Principal Life Global Funding II	1.250	06/23/25	3,559,914
	5,000,000		Progressive Corp	3.700	01/26/45	5,950,611
	8,850,000		Prudential Financial, Inc	1.500	03/10/26	9,217,064
	4,265,000		Prudential Financial, Inc	3.700	10/01/50	4,351,579
	6,100,000		Reinsurance Group of America, Inc	3.150	06/15/30	6,640,772
	5,000,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	5,135,331
	6,674,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	8,242,206
	2,075,000		Travelers Cos, Inc	2.550	04/27/50	2,030,982
			TOTAL INSURANCE			118,371,331

MATERIALS - 2.7%
	10,588,000	g	Air Liquide Finance S.A.	2.500	09/27/26	11,533,892
	11,250,000	g	Air Liquide Finance S.A.	2.250	09/10/29	11,964,608
	4,400,000		Bemis Co, Inc	2.630	06/19/30	4,695,823
	7,250,000	g	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	7,675,938
	10,000,000	g	Celulosa Arauco y Constitucion S.A.	5.150	01/29/50	10,590,000
	5,000,000		Commercial Metals Co	5.750	04/15/26	5,200,000
	11,575,000		DuPont de Nemours, Inc	2.169	05/01/23	11,682,688
	14,000,000		Ecolab, Inc	1.300	01/30/31	13,697,175
	13,500,000		Ecolab, Inc	2.125	08/15/50	12,358,207
	1,934,000		International Paper Co	4.800	06/15/44	2,399,949
	6,375,000		International Paper Co	4.350	08/15/48	7,786,215
	5,750,000	g	Inversiones CMPC S.A.	4.375	04/04/27	6,404,120
	10,000,000	g	Klabin Austria GmbH	7.000	04/03/49	11,325,100
	7,225,000	g	Klabin Finance S.A.	4.875	09/19/27	7,712,760
EUR	2,500,000	g	LG Chem Ltd	0.500	04/15/23	2,931,664
	5,940,000	g	LG Chem Ltd	3.625	04/15/29	6,588,594
	5,000,000		Newmont Corp	2.250	10/01/30	5,156,414
	2,950,000		Steel Dynamics, Inc	2.400	06/15/25	3,077,312
	4,850,000		Steel Dynamics, Inc	3.250	01/15/31	5,185,901
	10,000,000	g	Teck Resources Ltd	3.900	07/15/30	10,456,425
			TOTAL MATERIALS			158,422,785
208

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
MEDIA & ENTERTAINMENT - 0.7%
$14,250,000		Alphabet, Inc		0.450%	08/15/25	$14,163,955
10,000,000		Alphabet, Inc		1.100	08/15/30	9,901,029
3,650,000	g	Discovery Communications LLC		4.000	09/15/55	3,684,159
5,600,000	g	Nutrition & Biosciences, Inc		1.832	10/15/27	5,623,847
6,350,000	g	Nutrition & Biosciences, Inc		3.268	11/15/40	6,385,793
2,320,000		Smithsonian Institution		2.645	09/01/39	2,393,446
		TOTAL MEDIA & ENTERTAINMENT				42,152,229

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.4%
10,000,000	g,i	AbbVie, Inc	LIBOR 3 M + 0.650%	0.897	11/21/22	10,045,880
5,000,000		Bristol-Myers Squibb Co		2.750	02/15/23	5,256,497
17,200,000		Gilead Sciences, Inc		0.750	09/29/23	17,235,002
6,275,000		Gilead Sciences, Inc		1.200	10/01/27	6,285,148
5,350,000		Gilead Sciences, Inc		2.600	10/01/40	5,337,809
14,150,000		Gilead Sciences, Inc		2.800	10/01/50	13,957,719
5,750,000		GlaxoSmithKline Capital, Inc		3.625	05/15/25	6,529,391
18,450,000		Merck & Co, Inc		0.750	02/24/26	18,506,334
9,075,000		Merck & Co, Inc		1.450	06/24/30	9,201,043
15,600,000		Merck & Co, Inc		2.350	06/24/40	15,831,331
3,700,000		Merck & Co, Inc		2.450	06/24/50	3,680,296
5,674,000	g	Roche Holdings, Inc		2.375	01/28/27	6,107,789
10,000,000		Takeda Pharmaceutical Co Ltd		2.050	03/31/30	10,127,740
12,125,000		Takeda Pharmaceutical Co Ltd		3.175	07/09/50	12,411,171
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				140,513,150

REAL ESTATE - 2.0%
4,995,000		Alexandria Real Estate Equities, Inc		4.000	01/15/24	5,492,444
5,000,000		Boston Properties LP		3.250	01/30/31	5,385,077
1,975,000		Brandywine Operating Partnership LP		3.950	02/15/23	2,042,596
4,300,000		Brandywine Operating Partnership LP		3.950	11/15/27	4,461,000
6,875,000		Brixmor Operating Partnership LP		3.900	03/15/27	7,271,768
4,000,000		Duke Realty LP		2.875	11/15/29	4,360,544
15,625,000	h	Equinix, Inc		1.000	09/15/25	15,478,644
2,350,000		Equinix, Inc		1.800	07/15/27	2,370,607
6,600,000	g	HAT Holdings I LLC		5.250	07/15/24	6,877,662
1,950,000	g	HAT Holdings I LLC		6.000	04/15/25	2,077,335
10,000,000	g	HAT Holdings I LLC		3.750	09/15/30	10,025,000
9,641,000		Host Hotels & Resorts LP		3.375	12/15/29	9,009,515
4,725,000		Kilroy Realty LP		3.450	12/15/24	4,985,003
6,700,000		Kilroy Realty LP		4.750	12/15/28	7,772,889
3,125,000		Life Storage LP		2.200	10/15/30	3,119,348
9,157,000		Regency Centers LP		3.750	06/15/24	9,733,877
10,000,000	g	Scentre Group Trust 2		5.125	09/24/80	9,817,477
5,000,000		Welltower, Inc		2.750	01/15/31	5,134,324
		TOTAL REAL ESTATE				115,415,110

RETAILING - 0.9%
2,800,000		Advance Auto Parts, Inc		1.750	10/01/27	2,788,441
7,800,000		Chevron USA, Inc		2.343	08/12/50	7,275,538
7,200,000		Home Depot, Inc		2.500	04/15/27	7,821,900
10,000,000		Home Depot, Inc		2.700	04/15/30	11,125,439
209

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000		Home Depot, Inc		3.350%	04/15/50	$5,762,025
3,150,000		Lowe’s Cos, Inc		5.000	04/15/40	4,126,478
11,900,000		Target Corp		2.250	04/15/25	12,704,674
		TOTAL RETAILING				51,604,495

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
7,000,000	g	NXP BV		3.400	05/01/30	7,657,445
7,575,000		Texas Instruments, Inc		3.875	03/15/39	9,350,859
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				17,008,304

SOFTWARE & SERVICES - 0.8%
12,875,000		Automatic Data Processing, Inc		1.250	09/01/30	12,683,140
7,500,000		Visa, Inc		1.900	04/15/27	7,957,330
10,000,000		Visa, Inc		0.750	08/15/27	9,918,267
10,000,000		Visa, Inc		1.100	02/15/31	9,784,020
5,000,000		Visa, Inc		2.000	08/15/50	4,610,193
		TOTAL SOFTWARE & SERVICES				44,952,950

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
5,750,000		Apple, Inc		3.000	06/20/27	6,483,728
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				6,483,728

TRANSPORTATION - 1.6%
10,000,000		Canadian Pacific Railway Co		2.050	03/05/30	10,419,966
6,100,000		CSX Corp		2.400	02/15/30	6,530,599
2,604,005		Delta Air Lines, Inc		4.250	07/30/23	2,395,665
2,850,000		Delta Air Lines, Inc		3.204	04/25/24	2,839,808
13,700,000		Delta Air Lines, Inc		3.404	04/25/24	13,218,126
7,600,000		Delta Air Lines, Inc		2.900	10/28/24	6,764,000
6,225,000	g	Delta Air Lines, Inc		7.000	05/01/25	6,833,929
3,400,000		Delta Air Lines, Inc		7.375	01/15/26	3,563,642
5,700,000		Delta Air Lines, Inc		2.000	06/10/28	5,507,246
12,000,000		Delta Air Lines, Inc		2.500	06/10/28	10,777,986
2,500,000		Kansas City Southern		4.300	05/15/43	2,636,632
2,500,000		Kansas City Southern		4.950	08/15/45	2,782,178
500,000		Norfolk Southern Corp		2.900	06/15/26	551,459
7,500,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.450%	0.675	04/01/23	7,556,938
10,000,000		United Parcel Service, Inc		3.400	09/01/49	11,346,157
		TOTAL TRANSPORTATION				93,724,331

UTILITIES - 7.0%
10,750,000	g	AES Gener S.A.		6.350	10/07/79	10,844,062
3,925,000		American Water Capital Corp		2.800	05/01/30	4,296,300
4,375,000		Arizona Public Service Co		3.750	05/15/46	4,981,232
14,749,000		Avangrid, Inc		3.200	04/15/25	16,229,725
7,500,000		Avangrid, Inc		3.800	06/01/29	8,657,897
5,025,000		Avista Corp		4.350	06/01/48	6,335,930
800,000	g	Azure Power Energy Ltd		5.500	11/03/22	814,986
5,025,000	g	Azure Power Solar Energy Pvt Ltd		5.650	12/24/24	5,218,726
10,000,000	g	Brooklyn Union Gas Co		4.487	03/04/49	12,823,716
5,425,000		Clearway Energy Operating LLC		5.750	10/15/25	5,709,812
3,250,000	g	Clearway Energy Operating LLC		4.750	03/15/28	3,371,875
210

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,050,000		CMS Energy Corp		4.750%	06/01/50	$3,230,443
8,170,000	g	Consorcio Transmantaro SA		4.700	04/16/34	9,661,025
4,200,000		Consumers Energy Co		2.500	05/01/60	3,936,248
1,693,000	i	Dominion Energy Gas Holdings LLC	LIBOR 3 M + 0.600%	0.850	06/15/21	1,698,563
8,850,000		Dominion Energy Gas Holdings LLC		2.500	11/15/24	9,405,387
7,115,000		Dominion Energy, Inc		3.600	03/15/27	8,089,348
4,850,000		Dominion Energy, Inc (Step Bond)		3.071	08/15/24	5,214,397
6,044,000		DTE Electric Co		4.050	05/15/48	7,607,779
5,000,000		DTE Electric Co		3.950	03/01/49	6,294,302
12,000,000		DTE Energy Co		2.850	10/01/26	13,003,705
10,750,000		Duke Energy Florida LLC		2.500	12/01/29	11,661,626
3,350,000	g	East Ohio Gas Co		1.300	06/15/25	3,413,859
3,100,000	g	East Ohio Gas Co		2.000	06/15/30	3,208,267
9,559,000	g	Electricite de France S.A.		3.625	10/13/25	10,703,246
10,000,000		Essential Utilities, Inc		2.704	04/15/30	10,692,688
11,800,000		Essential Utilities, Inc		3.351	04/15/50	12,582,970
2,425,000		Florida Power & Light Co		2.850	04/01/25	2,659,153
8,882,000		Georgia Power Co		3.250	04/01/26	9,841,754
13,850,000	g	Hanwha Energy USA Holdings Corp		2.375	07/30/22	14,234,789
7,925,000	g	Korea Hydro & Nuclear Power Co Ltd		3.750	07/25/23	8,591,346
5,000,000		MidAmerican Energy Co		3.100	05/01/27	5,602,695
2,375,000		MidAmerican Energy Co		3.650	04/15/29	2,827,997
2,430,000		MidAmerican Energy Co		3.650	08/01/48	2,863,160
4,250,000		MidAmerican Energy Co		3.150	04/15/50	4,697,952
12,626,000		National Fuel Gas Co		5.500	01/15/26	13,779,991
3,225,000	g	NextEra Energy Operating Partners LP		4.250	07/15/24	3,362,707
1,000,000	g	NextEra Energy Operating Partners LP		4.250	09/15/24	1,042,500
5,170,000	g	Niagara Mohawk Power Corp		1.960	06/27/30	5,315,714
750,000	g	Niagara Mohawk Power Corp		4.278	10/01/34	925,466
8,758,000		NorthWestern Corp		4.176	11/15/44	10,273,466
5,450,000		Oklahoma Gas & Electric Co		3.250	04/01/30	6,103,414
1,925,000	g	Pattern Energy Operations LP		4.500	08/15/28	1,997,188
8,050,000	g	Protective Life Global Funding		1.082	06/09/23	8,163,309
5,925,000		PSEG Power LLC		3.850	06/01/23	6,374,293
3,625,000		Public Service Co of Colorado		3.200	03/01/50	4,113,786
1,000,000		Public Service Co of New Hampshire		3.500	11/01/23	1,082,071
2,975,000		Public Service Co of New Hampshire		3.600	07/01/49	3,458,976
7,500,000		San Diego Gas & Electric Co		4.150	05/15/48	9,110,328
1,000,000		Sempra Energy		2.875	10/01/22	1,037,556
10,000,000		Sempra Energy		4.875	N/A‡	10,275,000
2,587,555	g	Solar Star Funding LLC		3.950	06/30/35	2,690,073
5,110,870	g	Solar Star Funding LLC		5.375	06/30/35	5,966,006
10,815,000		Southern Power Co		4.150	12/01/25	12,398,702
2,200,000		Southwest Gas Corp		2.200	06/15/30	2,299,870
5,275,000		Southwestern Public Service Co		3.750	06/15/49	6,212,474
5,284,000		Southwestern Public Service Co		3.150	05/01/50	5,684,724
9,795,600	g	Star Energy Geothermal Wayang Windu Ltd		6.750	04/24/33	10,775,979
5,884,187	g	Topaz Solar Farms LLC		4.875	09/30/39	6,505,183
863,393	g	Topaz Solar Farms LLC		5.750	09/30/39	1,005,953
8,000,000		Tucson Electric Power Co		1.500	08/01/30	7,923,882
8,250,000		Westar Energy, Inc		2.550	07/01/26	8,939,454
		TOTAL UTILITIES				407,825,025

		TOTAL CORPORATE BONDS				2,368,860,433
		(Cost $2,255,946,441)
211

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 47.8%

AGENCY SECURITIES - 3.9%
$1,756,000		Canal Barge Co, Inc		4.500%	11/12/34	$2,039,412
3,637,517		Crowley Conro LLC		4.181	08/15/43	4,354,375
602,702		Ethiopian Leasing LLC		2.566	08/14/26	639,423
423,842		Excalibur One 77B LLC		1.492	01/01/25	431,775
4,150,000		Federal Home Loan Mortgage Corp (FHLMC)		1.125	08/12/21	4,185,507
11,250,000		FHLMC		0.125	07/25/22	11,244,279
23,000,000		FHLMC		0.375	05/05/23	23,097,091
14,000,000		FHLMC		1.500	02/12/25	14,675,708
8,600,000		Federal National Mortgage Association (FNMA)		0.625	04/22/25	8,714,659
16,800,000		FNMA		0.875	08/05/30	16,522,025
7,909,000		Hashemite Kingdom of Jordan Government AID International Bond		3.000	06/30/25	8,804,640
5,884,336		HNA LLC		2.369	09/18/27	6,231,097
325,000	g	Hospital for Special Surgery		3.500	01/01/23	334,312
815,000	i	Housing and Urban Development Corp Ltd	LIBOR 6 M + 0.035%	0.317	09/15/30	813,951
7,192,000		Iraq Government AID International Bond		2.149	01/18/22	7,374,721
1,333,332	i	Jupiter Aircraft Leasing LLC	LIBOR 3 M + 0.240%	0.508	08/19/23	1,311,356
1,666,663	i	Jupiter Aircraft Leasing LLC	LIBOR 3 M + 0.240%	0.465	09/22/23	1,637,443
2,230,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	2,359,925
868,295		Overseas Private Investment Corp (OPIC)		0.000	07/17/21	936,043
1,753,650		OPIC		2.040	12/15/26	1,815,987
4,727,117		OPIC		3.220	09/15/29	5,354,530
875,392		OPIC		3.280	09/15/29	994,166
6,000,000		OPIC		1.790	10/15/29	6,327,457
15,000,000		OPIC		2.360	10/15/29	16,344,670
1,051,200		OPIC		4.140	05/15/30	1,241,794
143,385		OPIC		3.540	06/15/30	163,998
152,985		OPIC		3.370	12/15/30	173,948
917,419		OPIC		3.330	05/15/33	1,056,488
1,029,852		OPIC		2.810	07/31/33	1,165,659
823,881		OPIC		2.940	07/31/33	940,098
1,196,437		OPIC		3.250	07/31/33	1,390,891
6,251,520		OPIC		2.040	06/15/35	6,638,810
1,231,360		OPIC		2.220	06/15/35	1,324,550
947,200		OPIC		3.050	06/15/35	1,078,851
3,552,000		OPIC		3.480	06/15/35	4,162,190
4,925,440		OPIC		3.590	06/15/35	5,822,721
10,000,000		OPIC		2.290	07/15/38	10,994,800
5,500,000		OPIC		2.450	07/15/38	6,155,136
5,050,000		OPIC		3.190	07/15/38	5,934,744
1,000,000		Private Export Funding Corp (PEFCO)		3.550	01/15/24	1,084,496
1,000,000		PEFCO		3.250	06/15/25	1,117,459
1,850,000		United States International Development Finance Corp		1.050	10/15/29	1,872,644
180,000		UNM Sandoval Regional Medical Center		4.500	07/20/36	182,083
2,500,000		US Department of Housing and Urban Development (HUD)		2.618	08/01/23	2,659,777
2,000,000		HUD		2.800	08/01/23	2,134,182
212

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$500,000		HUD		2.910%	08/01/23	$510,789
3,000,000		HUD		2.960	08/01/24	3,062,601
3,726,000		HUD		2.870	08/01/27	4,212,653
420,000		HUD		5.380	08/01/27	426,562
4,675,000		HUD		2.985	08/01/28	5,423,607
1,931,000		HUD		3.185	08/01/29	2,220,385
1,166,667		VCM Lease S.A.		2.516	09/28/27	1,236,438
761,000		Vessel Management Services, Inc		3.432	08/15/36	843,762
269,000		Vessel Management Services, Inc		3.477	01/16/37	299,292
3,201,210	i	Washington Aircraft 2 Co Ltd	LIBOR 3 M + 0.430%	0.663	06/26/24	3,158,253
2,083,837		Windermere Aviation LLC		2.351	05/27/26	2,187,803
		TOTAL AGENCY SECURITIES				227,422,016

FOREIGN GOVERNMENT BONDS - 5.7%
1,740,000		African Development Bank		2.375	09/23/21	1,776,207
4,000,000		African Development Bank		3.000	12/06/21	4,129,986
12,750,000		African Development Bank		0.750	04/03/23	12,905,382
1,000,000		Asian Development Bank		1.875	08/10/22	1,030,152
1,000,000		Asian Development Bank		2.125	03/19/25	1,075,803
8,500,000		Asian Development Bank		1.750	08/14/26	9,084,290
11,000,000		Asian Development Bank		3.125	09/26/28	13,055,265
7,500,000	g	BNG Bank NV		2.625	02/27/24	8,067,325
20,000,000	g	Caisse d’Amortissement de la Dette Sociale		0.375	09/23/25	19,861,600
9,500,000		Chile Government International Bond		3.500	01/25/50	10,830,000
9,875,000	g	Egypt Government International Bond		5.250	10/06/25	9,852,287
10,498,000		European Bank for Reconstruction & Development		1.875	07/15/21	10,632,174
200,000	i	European Bank for Reconstruction & Development	LIBOR 3 M + 0.010%	0.263	05/11/22	199,824
15,000,000		European Bank for Reconstruction & Development		1.625	09/27/24	15,753,175
1,000,000		European Bank for Reconstruction & Development		1.500	02/13/25	1,040,836
2,225,000		European Investment Bank		2.000	03/15/21	2,243,226
1,250,000		European Investment Bank		2.375	05/24/27	1,392,832
10,500,000		European Investment Bank		1.625	10/09/29	11,246,688
9,300,000	g	European Stability Mechanism		1.375	09/11/24	9,659,561
3,650,000	g	Guatemala Government International Bond		5.375	04/24/32	4,186,550
1,955,000	i	Inter-American Development Bank	LIBOR 1 M + 0.000%	0.156	10/09/20	1,955,450
5,000,000	i	Inter-American Development Bank	LIBOR 3 M + 0.010%	0.285	01/15/22	4,997,043
10,000,000		International Bank for Reconstruction & Development		0.625	04/22/25	10,090,200
4,750,000		International Bank for Reconstruction & Development		3.125	11/20/25	5,389,144
2,900,000		International Bank for Reconstruction & Development		2.750	05/31/36	2,913,651
10,450,000	g	International Development Association		2.750	04/24/23	11,098,450
6,500,000		International Finance Corp		1.546	11/04/21	6,558,383
110,000	i	International Finance Corp	LIBOR 3 M + 0.070%	0.320	12/15/22	110,084
7,375,000		International Finance Corp		0.500	03/20/23	7,412,165
3,250,000		International Finance Corp		2.125	04/07/26	3,536,295
2,500,000		Japan Bank for International Cooperation		1.875	04/20/21	2,521,278
3,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	3,026,305
3,350,000	g	Japan Finance Organization for Municipalities		3.375	09/27/23	3,627,011
6,000,000	g	Kommunalbanken AS.		2.125	02/11/25	6,433,293
5,500,000	i	Korea Development Bank International Bond	LIBOR 3 M + 0.725%	1.029	07/06/22	5,534,845
10,100,000	g	Korea Electric Power Corp		1.125	06/15/25	10,148,985
5,250,000		Kreditanstalt fuer Wiederaufbau		2.000	11/30/21	5,358,567
213

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$13,250,000		Landwirtschaftliche Rentenbank	0.875%	09/03/30	$13,243,508
2,875,000	g	Nacional Financiera SNC	3.375	11/05/20	2,876,006
100,000	g	Nederlandse Waterschapsbank NV	2.125	11/15/21	102,055
6,000,000	g	Nederlandse Waterschapsbank NV	3.125	12/05/22	6,364,818
10,000,000	g	Nederlandse Waterschapsbank NV	1.750	01/15/25	10,540,384
7,750,000	g	Nederlandse Waterschapsbank NV	2.375	03/24/26	8,483,169
5,000,000		North American Development Bank	2.400	10/26/22	5,171,476
6,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.750	03/01/23	6,367,800
6,600,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	7,248,780
500,000		Province of Manitoba Canada	3.050	05/14/24	544,096
5,000,000		Province of Quebec Canada	2.750	04/12/27	5,598,580
10,000,000		Republic of Italy Government International Bond	2.875	10/17/29	10,350,923
10,750,000		Republic of Italy Government International Bond	4.000	10/17/49	11,529,568
4,250,000		Seychelles International Bond	6.500	10/11/28	4,150,805
		TOTAL FOREIGN GOVERNMENT BONDS			331,306,280

MORTGAGE BACKED - 21.9%
18,700,000		Federal Home Loan Mortgage Corp (FHLMC)	0.250	08/24/23	18,701,622
13,650,000		FHLMC	0.250	09/08/23	13,658,557
875,000		FHLMC	3.000	10/15/33	976,712
970,036		FHLMC	3.500	08/15/43	1,001,050
8,893,081		FHLMC	3.500	03/15/44	9,747,195
1,120,490	i	FHLMC	5.768	03/15/44	213,773
9,513,604		FHLMC	4.000	10/01/47	10,530,001
39,317,653		FHLMC	4.000	06/01/48	43,020,286
1,626,208	i	FHLMC	9.676	06/15/48	2,043,673
9,549,222		FHLMC	4.000	07/01/48	10,504,735
1,534,812	i	FHLMC	9.596	10/15/48	1,952,069
8,246,603		FHLMC	4.000	09/01/49	9,097,390
4,176,302		FHLMC	3.000	11/01/49	4,442,427
165,932		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/36	190,890
163,953		FGLMC	4.500	12/01/43	183,061
178,399		FGLMC	4.500	02/01/44	199,269
1,386,898		FGLMC	5.000	08/01/44	1,593,517
221,986		FGLMC	3.500	04/01/45	245,403
5,284,256		FGLMC	3.500	08/01/45	5,880,457
1,621,199		FGLMC	3.500	10/01/45	1,788,282
1,763,735		FGLMC	4.000	12/01/45	1,960,033
2,951,190		FGLMC	3.500	08/01/46	3,251,988
9,078,309		FGLMC	3.000	01/01/47	9,561,213
6,156,435		FGLMC	3.000	02/01/47	6,457,281
4,553,420		FGLMC	3.500	02/01/47	4,868,047
351,967		FGLMC	4.500	06/01/47	392,831
618,103		FGLMC	4.000	09/01/47	677,412
131,498		FGLMC	3.500	12/01/47	144,082
18,826,430		FGLMC	3.500	03/01/48	20,583,619
2,033,165		FGLMC	4.000	03/01/48	2,262,907
779,706		FGLMC	4.000	07/01/48	857,921
3,176,034		FGLMC	4.500	08/01/48	3,512,272
17,500,000		Federal National Mortgage Association (FNMA)	0.250	07/10/23	17,494,436
3,750,000		FNMA	2.125	04/24/26	4,093,442
157,517		FNMA	3.500	07/01/26	166,764
5,750,000	i	FNMA	2.895	02/25/27	6,380,206
214

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$10,000,000	i	FNMA	3.436%	06/25/28	$11,580,449
585,774		FNMA	3.500	05/01/32	624,819
9,984,564		FNMA	3.000	10/01/32	10,475,469
43,000,000	h	FNMA	2.500	10/25/32	44,894,687
16,553,099		FNMA	2.500	07/01/35	17,323,931
52,000,000	h	FNMA	2.000	10/25/35	54,031,250
178,436		FNMA	5.500	11/01/38	207,270
8,651,377		FNMA	3.000	05/01/40	9,079,598
2,565,952		FNMA	3.500	05/01/40	2,719,993
682,840		FNMA	5.000	09/01/40	786,497
663,087		FNMA	5.000	04/01/41	765,106
2,685,993		FNMA	4.000	09/01/42	2,942,801
772,383		FNMA	3.000	04/25/43	811,448
1,324,626	i	FNMA	5.802	09/25/43	296,698
1,265,439		FNMA	4.000	01/01/44	1,408,969
94,226		FNMA	4.500	06/01/44	105,292
455,747		FNMA	4.500	06/01/44	509,139
214,455		FNMA	4.500	08/01/44	239,580
419,729		FNMA	4.500	11/01/44	468,384
987,703		FNMA	4.000	01/01/45	1,079,878
343,854		FNMA	3.000	02/25/45	360,310
827,573		FNMA	3.000	02/25/45	852,262
466,813		FNMA	4.500	03/01/45	521,381
663,275		FNMA	3.000	03/25/45	687,346
1,652,663		FNMA	4.000	06/01/45	1,823,354
1,778,305		FNMA	4.000	12/01/45	1,978,716
3,139,492		FNMA	3.000	12/25/45	3,266,716
1,135,430		FNMA	3.500	01/01/46	1,252,166
251,333		FNMA	4.000	01/01/46	279,913
315,137		FNMA	4.000	03/01/46	347,593
1,784,076		FNMA	3.500	06/01/46	1,967,509
2,158,652		FNMA	3.500	07/01/46	2,380,595
2,923,236		FNMA	3.500	07/01/46	3,221,426
3,361,014		FNMA	3.500	08/01/46	3,706,581
9,157,339		FNMA	3.000	10/01/46	9,435,887
14,342,237		FNMA	3.000	11/01/46	15,076,084
1,714,871		FNMA	3.500	12/01/46	1,818,564
7,839,913		FNMA	3.500	01/01/47	8,300,072
731,066		FNMA	3.000	04/25/47	784,966
268,518		FNMA	4.500	05/01/47	301,061
7,315,341		FNMA	3.500	08/01/47	7,820,525
9,907,186		FNMA	4.000	09/01/47	10,606,959
2,170,128		FNMA	4.000	10/01/47	2,315,844
745,443		FNMA	3.000	11/01/47	767,775
7,238,950		FNMA	3.500	11/01/47	7,999,018
514,148		FNMA	4.500	11/01/47	577,536
9,392,815		FNMA	4.000	12/01/47	10,455,579
11,024,752		FNMA	4.000	12/01/47	11,812,292
178,919		FNMA	3.500	01/01/48	197,906
71,064		FNMA	3.500	01/01/48	78,166
9,386,258		FNMA	3.500	01/01/48	9,923,242
1,861,285		FNMA	4.500	01/01/48	2,094,898
7,873,404		FNMA	3.500	02/01/48	8,331,108
495,611		FNMA	4.000	02/01/48	529,506
215

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$467,123		FNMA	4.500%	02/01/48	$525,474
3,829,925		FNMA	3.000	02/25/48	4,070,696
28,954,544		FNMA	3.500	03/01/48	30,620,589
1,059,877		FNMA	4.000	03/01/48	1,171,885
2,021,867		FNMA	4.500	03/01/48	2,269,960
18,103,243		FNMA	3.500	04/01/48	19,137,868
11,125,993		FNMA	4.000	04/01/48	11,879,891
949,784		FNMA	4.500	05/01/48	1,060,044
1,272,295		FNMA	4.500	05/01/48	1,428,420
360		FNMA	4.500	07/01/48	389
507,983		FNMA	5.000	08/01/48	575,824
1,658,628		FNMA	0.000	11/25/48	1,537,589
1,658,628		FNMA	3.000	11/25/48	184,780
811,362		FNMA	3.000	08/01/49	883,126
77,000,000	h	FNMA	2.500	10/01/50	80,823,746
37,000,000	h	FNMA	2.000	10/25/50	38,248,750
67,000,000	h	FNMA	3.000	10/25/50	70,185,117
54,000,000	h	FNMA	2.000	11/25/50	55,689,071
75,000,000	h	FNMA	2.500	11/25/50	78,500,228
81,000,000	h	FNMA	3.000	11/25/50	84,869,649
690,508		Government National Mortgage Association (GNMA)	2.690	06/15/33	739,340
52,609		GNMA	5.000	06/20/42	59,996
12,272,835		GNMA	2.750	01/15/45	13,361,683
1,421,328		GNMA	4.000	06/20/46	165,894
107,000,000	h	GNMA	3.000	10/20/46	112,032,344
6,235,420		GNMA	3.500	12/20/46	6,632,162
4,618,455		GNMA	3.500	01/20/47	4,931,024
2,157,380		GNMA	3.500	01/20/49	2,363,475
62,000,000	h	GNMA	2.000	10/20/50	64,402,500
69,000,000	h	GNMA	2.500	10/20/50	72,180,469
		TOTAL MORTGAGE BACKED			1,271,390,920

MUNICIPAL BONDS - 7.4%
2,000,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	2,192,000
1,935,000	g	California Municipal Finance Authority	4.250	11/01/23	1,927,763
5,000,000		Chicago Board of Education	5.000	12/01/20	5,032,250
10,000,000		Chicago Housing Authority	4.361	01/01/38	11,482,200
16,465,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	23,706,801
1,000,000		Chicago Park District	4.095	01/01/26	1,121,910
625,000		Chula Vista Municipal Financing Authority	3.775	12/01/33	681,131
1,350,000		Chula Vista Municipal Financing Authority	3.975	12/01/38	1,454,112
740,000		Chula Vista Municipal Financing Authority	4.075	12/01/41	795,463
4,300,000		Chula Vista Municipal Financing Authority	4.275	12/01/48	4,606,977
5,730,000		City & County of Honolulu HI	3.944	09/01/34	6,574,487
935,000		City & County of San Francisco CA	3.700	04/01/34	1,022,348
440,000		City & County of San Francisco CA	3.750	04/01/35	480,806
5,835,000		City & County of San Francisco CA	3.900	04/01/42	6,231,955
5,405,000		City & County of San Francisco CA Community Facilities District	3.750	09/01/37	5,838,481
4,610,000		City & County of San Francisco CA Community Facilities District	4.221	09/01/39	5,207,779
216

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000		City & County of San Francisco CA Community Facilities District		4.000%	09/01/48	$5,316,750
1,925,000		City of Berkeley CA		3.250	09/01/35	2,098,519
8,885,000		City of Berkeley CA		3.750	09/01/43	9,804,153
2,490,000		City of Chicago IL		7.750	01/01/42	3,230,401
510,000		City of Chicago IL		7.750	01/01/42	551,458
2,750,000		City of Florence SC		4.250	12/01/34	2,998,380
4,000,000		City of Los Angeles CA		3.500	09/01/37	4,390,960
9,060,000		City of Los Angeles CA		3.880	09/01/38	10,266,520
870,000	g	City of Miami FL		4.808	01/01/39	963,742
170,000		City of Mount Shasta CA		4.000	08/01/29	212,373
190,000		City of Mount Shasta CA		3.000	08/01/32	211,875
2,685,000		City of Oakland CA		1.830	01/15/27	2,749,118
2,000,000		City of San Angelo TX Water & Sewer Revenue		4.401	02/15/46	2,083,880
12,615,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.303	11/01/39	13,624,957
5,750,000		City of San Francisco CA Public Utilities Commission Water Revenue		4.185	11/01/46	6,360,133
1,385,000		City of San Juan Capistrano CA		4.190	08/01/40	1,564,122
360,000		Clean Water Services		5.701	10/01/30	470,934
2,730,000		Commonwealth Financing Authority		3.864	06/01/38	3,138,463
12,450,000	i	Connecticut Housing Finance Authority	SOFR + 0.650%	0.730	05/15/49	12,445,891
5,000,000		County of Alameda CA		3.820	08/01/38	5,576,150
1,500,000		County of Miami-Dade FL Aviation Revenue		2.218	10/01/22	1,519,305
12,020,000		County of Miami-Dade FL Water & Sewer System Revenue		3.490	10/01/42	12,888,806
2,730,000		County of Saline AR		4.000	06/01/37	2,869,749
3,500,000		District of Columbia		3.432	04/01/42	3,767,120
1,900,000		District of Columbia Water & Sewer Authority		4.814	10/01/14	2,844,338
1,550,000	†,g,q	Finance Authority of Maine		5.375	12/15/33	852,500
500,000	†,q	Finance Authority of Maine		5.250	06/15/34	275,000
20,000,000		Grant County Public Utility District No 2		2.918	01/01/40	20,792,000
9,405,000		Grant County Public Utility District No 2		3.210	01/01/40	10,003,534
9,375,000		Great Lakes Water Authority Sewage Disposal System Revenue		3.056	07/01/39	10,041,375
13,265,000		Great Lakes Water Authority Water Supply System Revenue		3.473	07/01/41	14,454,473
1,180,000		Idaho State Building Authority		3.202	09/01/37	1,259,414
3,105,000		Jackson County Industrial Development Authority		4.250	05/01/39	3,394,603
2,000,000		Kern County Water Agency Improvement District No 4		4.276	05/01/36	2,460,300
450,000		Klickitat County Public Utilities		3.688	12/01/38	483,223
1,000,000		Lavaca-Navidad River Authority		4.430	08/01/35	1,084,680
3,300,000		Maryland Community Development Administration Housing Revenue		3.797	03/01/39	3,511,926
3,000,000		Massachusetts St. Water Pollution Abatement		5.192	08/01/40	3,668,670
6,000,000		Massachusetts Water Resources Authority		3.104	08/01/39	6,349,260
10,735,000		Metropolitan Transportation Authority		5.175	11/15/49	11,720,580
4,065,000		New York City Housing Development Corp		3.119	08/01/38	4,237,763
2,500,000		New York City Housing Development Corp		3.720	11/01/39	2,683,450
680,000		New York State Energy Research & Development Authority		4.577	04/01/35	699,509
2,115,000		New York State Environmental Facilities Corp		3.420	07/15/26	2,405,791
7,500,000		New York Transportation Development Corp		5.000	01/01/26	8,146,650
217

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,500,000	g	Ohio Air Quality Development Authority		4.250%	01/15/38	$1,612,680
2,000,000	g	Ohio Air Quality Development Authority		4.500	01/15/48	2,138,180
13,180,000		Ohio State Water Development Authority		4.879	12/01/34	15,804,665
5,750,000	†,g,q	Oregon State Business Development Commission		6.500	04/01/31	3,728,818
2,000,000	q	Oregon State Business Development Commission		11.500	04/01/31	1,424,780
2,665,000		Papio-Missouri River Natural Resource District		2.198	12/15/25	2,814,160
2,080,000		Papio-Missouri River Natural Resource District		2.318	12/15/26	2,201,014
3,250,000		Papio-Missouri River Natural Resource District		2.482	12/15/27	3,452,735
2,725,000		Pend Oreille County Public Utility District No Box Canyon		5.000	01/01/30	2,840,349
7,250,000	g	Pennsylvania Economic Development Financing Authority		10.000	12/01/29	7,380,355
100,000	g	Pennsylvania Economic Development Financing Authority		5.750	06/01/36	97,772
1,735,000	g	Public Finance Authority		0.000	06/01/29	1,723,063
1,000,000		Rhode Island Housing & Mortgage Finance Corp		3.300	10/01/39	1,039,200
1,450,000		Rhode Island Housing & Mortgage Finance Corp		3.400	10/01/44	1,499,677
6,950,000		Rhode Island Housing & Mortgage Finance Corp		3.500	10/01/51	7,155,442
1,000,000		San Francisco City & County Redevelopment Agency		3.533	08/01/25	1,100,590
1,000,000		San Francisco City & County Redevelopment Agency		4.375	08/01/44	1,113,410
250,000		Sangamon County Water Reclamation District		2.507	01/01/29	259,338
2,500,000		Sangamon County Water Reclamation District		2.907	01/01/34	2,570,150
2,050,000		Sangamon County Water Reclamation District		3.272	01/01/37	2,106,088
3,000,000		Semitropic Improvement District		2.499	12/01/25	3,203,640
380,000	g	South Davis Sewer District		3.750	12/01/22	383,051
1,000,000		South Davis Sewer District		4.125	12/01/32	1,139,340
1,100,000		South Davis Sewer District		4.500	12/01/37	1,259,896
2,090,000		State of California		4.600	04/01/38	2,489,232
2,480,000		State of California		4.988	04/01/39	2,665,777
10,750,000	i	State of California	LIBOR 1 M + 0.780%	0.937	04/01/47	10,743,442
1,000,000		State of Texas		3.726	08/01/43	1,063,210
6,625,000		Stockton Public Financing Authority		3.610	10/01/40	6,975,529
665,000		Sustainable Energy Utility, Inc		1.650	09/15/22	668,697
2,400,000	g	Syracuse Industrial Development Agency		5.000	01/01/36	2,021,544
1,000,000		Texas Water Development Board		3.500	10/15/37	1,125,510
7,500,000		Texas Water Development Board		4.190	10/15/43	8,784,075
3,000,000		Texas Water Development Board		3.700	10/15/47	3,320,100
3,000,000		Texas Water Development Board		4.648	04/15/50	3,341,130
2,000,000		University of New Mexico		3.532	06/20/32	2,189,740
4,400,000		Upper Santa Clara Valley Joint Powers Authority		3.875	08/01/48	4,705,668
5,000,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/42	5,317,650
750,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/46	793,320
1,000,000	g	Warm Springs Reservation Confederated Tribe		3.300	11/01/27	1,063,160
1,250,000	g	Warm Springs Reservation Confederated Tribe		3.550	11/01/32	1,330,238
530,000		Washington County Clean Water Services		5.078	10/01/24	619,793
1,905,000	g	Washington Economic Development Finance Authority		7.500	01/01/32	1,428,750
650,000		Yuba City Public Financing Authority		3.960	06/01/32	732,115
1,500,000		Yuba City Public Financing Authority		4.320	06/01/42	1,671,045
218

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Yuba Levee Financing Authority	3.170%	09/01/22	$1,039,680
		TOTAL MUNICIPAL BONDS			430,967,059

U.S. TREASURY SECURITIES - 8.9%
2,500,000		United States Treasury Bond	3.125	05/15/48	3,475,586
2,500,000		United States Treasury Bond	3.000	02/15/49	3,417,383
20,543,200	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	21,807,356
12,621,375	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/24	13,394,434
1,795,000		United States Treasury Note	2.500	01/31/21	1,808,883
5,000,000		United States Treasury Note	1.375	01/31/22	5,081,641
7,500,000		United States Treasury Note	0.125	05/31/22	7,498,242
34,600,000		United States Treasury Note	0.125	08/31/22	34,590,539
5,700,000		United States Treasury Note	0.125	09/30/22	5,699,332
40,488,000		United States Treasury Note	0.125	09/15/23	40,450,042
1,092,000		United States Treasury Note	1.875	08/31/24	1,162,767
1,395,000		United States Treasury Note	2.250	10/31/24	1,509,924
620,000		United States Treasury Note	2.875	04/30/25	694,061
40,557,000		United States Treasury Note	0.250	09/30/25	40,503,135
140,000		United States Treasury Note	0.500	08/31/27	140,328
2,800,000		United States Treasury Note	0.375	09/30/27	2,781,187
155,157,000		United States Treasury Note	0.625	08/15/30	154,259,999
185,621,000		United States Treasury Note	1.250	05/15/50	175,904,901
		TOTAL U.S. TREASURY SECURITIES			514,179,740

		TOTAL GOVERNMENT BONDS			2,775,266,015
		(Cost $2,706,908,217)

STRUCTURED ASSETS - 9.4%

ASSET BACKED - 3.8%
324,688	g	AMSR Trust	1.819	04/17/37	331,037
		Series - 2020 SFR1 (Class A)
450,000	g,i	AMSR Trust	3.148	01/19/39	464,153
		Series - 2019 SFR1 (Class C)
400,000	g,i	AMSR Trust	3.247	01/19/39	409,047
		Series - 2019 SFR1 (Class D)
5,000,000	g,i	AREIT Trust	1.172	09/14/36	4,926,418
		Series - 2019 CRE3 (Class A)
98,507	i	Asset Backed Securities Corp Home Equity Loan Trust	3.386	08/25/34	97,017
		Series - 2004 HE5 (Class M1)
350,000	i	Bayview Financial Mortgage Pass-Through Trust	1.120	02/28/41	346,887
		Series - 2006 A (Class M3)
5,000,000	g,i	BFLD Trust	2.150	10/15/22	5,000,000
		Series - 2020 EYP (Class C)
944,776	g	Capital Automotive REIT	3.660	10/15/44	947,606
		Series - 2014 1A (Class A)
938,608	g	Capital Automotive REIT	3.870	04/15/47	940,271
		Series - 2017 1A (Class A1)
228,207	i	C-BASS Trust	0.228	07/25/36	217,843
		Series - 2006 CB6 (Class A1)
1,447,025	†,g,i	CBRE Realty Finance	0.576	04/07/52	0
		Series - 2007 1A (Class A2)
1,847,161	i	Chase Funding Loan Acquisition Trust	1.003	06/25/34	1,803,936
		Series - 2004 OPT1 (Class M1)
219

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$90,000	i	Citigroup Mortgage Loan Trust	0.898%	01/25/36	$89,248
		Series - 2006 WFH1 (Class M4)
1,048,886	g	Corevest American Finance Trust	1.832	03/15/50	1,047,490
		Series - 2020 1 (Class A1)
975,000	g	DB Master Finance LLC	3.629	11/20/47	1,004,084
		Series - 2017 1A (Class A2I)
1,856,250	g	DB Master Finance LLC	3.787	05/20/49	1,913,218
		Series - 2019 1A (Class A2I)
864,000	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	916,911
		Series - 2015 1A (Class A2II)
3,014,750	g	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	3,020,900
		Series - 2017 1A (Class A2II)
784,000	g	Domino’s Pizza Master Issuer LLC	4.116	07/25/48	829,456
		Series - 2018 1A (Class A2I)
609,785	g,i	Ellington Loan Acquisition Trust	1.248	05/25/37	608,277
		Series - 2007 2 (Class A2C)
750,000	g	Ford Credit Auto Owner Trust	2.310	08/15/27	755,324
		Series - 2016 1 (Class A)
6,150,000	†	Freddie Mac Multifamily Variable Rate Certificate	1.761	09/15/38	6,272,994
		Series - 2020 M061 (Class A)
7,789,000	g	GSCG Trust	2.936	09/06/34	7,933,403
		Series - 2019 600C (Class A)
1,241,907	g	HERO Funding Trust	3.840	09/21/40	1,305,512
		Series - 2015 1A (Class A)
273,933	g	HERO Funding Trust	3.990	09/21/40	284,953
		Series - 2014 2A (Class A)
1,468,891	g	HERO Funding Trust	3.750	09/20/41	1,520,462
		Series - 2016 2A (Class A)
1,226,812	g	HERO Funding Trust	4.050	09/20/41	1,271,879
		Series - 2016 1A (Class A)
3,144,694	g	HERO Funding Trust	3.080	09/20/42	3,188,132
		Series - 2016 3A (Class A1)
2,837,173	g	HERO Funding Trust	3.910	09/20/42	2,931,190
		Series - 2016 3A (Class A2)
44,451	g	HERO Funding Trust	4.500	09/21/42	44,622
		Series - 2016 1R (Class A1)
2,776,551	g	HERO Funding Trust	3.570	09/20/47	2,888,779
		Series - 2016 4A (Class A1)
2,640,692	g	HERO Funding Trust	3.710	09/20/47	2,763,209
		Series - 2017 1A (Class A1)
411,341	g	HERO Funding Trust	4.290	09/20/47	432,119
		Series - 2016 4A (Class A2)
4,523,119	g	HERO Funding Trust	3.190	09/20/48	4,660,647
		Series - 2017 3A (Class A1)
4,232,348	g	HERO Funding Trust	3.950	09/20/48	4,438,196
		Series - 2017 3A (Class A2)
1,757,642	g	HERO Funding Trust	4.070	09/20/48	1,856,288
		Series - 2017 2A (Class A2)
6,254,363	g	HERO Funding Trust	4.670	09/20/48	6,710,183
		Series - 2018 1A (Class A2)
4,393,567	g	HERO Funding Trust	2.720	09/20/57	4,401,178
		Series - 2020 1A (Class A)
220

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$47,909	i	Home Equity Asset Trust	3.986%	06/25/33	$47,852
		Series - 2003 1 (Class M1)
100,000	g,i	Invitation Homes Trust	1.602	06/17/37	99,813
		Series - 2018 SFR2 (Class D)
275,643	g,i	Invitation Homes Trust	1.151	07/17/37	275,686
		Series - 2018 SFR3 (Class A)
650,272	g,i	Invitation Homes Trust	1.251	01/17/38	650,299
		Series - 2018 SFR4 (Class A)
361,002	i	JP Morgan Mortgage Acquisition Trust	0.468	03/25/37	354,115
		Series - 2007 CH3 (Class A1B)
2,205,389	i	JP Morgan Mortgage Acquisition Trust	0.308	06/25/37	2,155,225
		Series - 2007 CH5 (Class A1)
2,898,273	g	Mosaic Solar Loan Trust	2.100	04/20/46	2,960,943
		Series - 2020 1A (Class A)
3,682,233	g	Mosaic Solar Loan Trust	3.100	04/20/46	3,771,297
		Series - 2020 1A (Class B)
3,529,809	g	Mosaic Solar Loans LLC	3.820	06/22/43	3,718,997
		Series - 2017 2A (Class A)
290,000	g,i	MSCG Trust	3.577	06/07/35	220,201
		Series - 2015 ALDR (Class D)
586,518	g	MVW Owner Trust	2.420	12/20/34	598,032
		Series - 2017 1A (Class A)
118,835	g,i	Navient Student Loan Trust	0.398	06/27/67	118,786
		Series - 2018 4A (Class A1)
2,193,916	g	Progress Residential Trust	2.897	12/17/34	2,201,041
		Series - 2017 SFR2 (Class A)
4,000,000		PSNH Funding LLC	3.506	08/01/28	4,483,288
		Series - 2018 1 (Class A2)
250,000	i	RASC Trust	3.080	08/25/35	249,150
		Series - 2005 KS8 (Class M4)
1,231,575	g	Renew	3.670	09/20/52	1,278,510
		Series - 2017 1A (Class A)
3,427,306	g	Renew	3.950	09/20/53	3,684,806
		Series - 2018 1 (Class A)
82,497	g	SolarCity LMC	4.800	11/20/38	80,679
		Series - 2013 1 (Class A)
3,140,588	g	SolarCity LMC	4.590	04/20/44	3,104,154
		Series - 2014 1 (Class A)
707,937	g	SolarCity LMC	4.020	07/20/44	713,065
		Series - 2014 2 (Class A)
3,014,971	g	SolarCity LMC	4.800	09/20/48	3,125,965
		Series - 2016 A (Class A)
725,030	g,i	Starwood Waypoint Homes	1.102	01/17/35	724,197
		Series - 2017 1 (Class A)
297,186	i	Structured Asset Securities Corp Mortgage Loan Trust	1.657	04/25/35	291,003
		Series - 2005 7XS (Class 2A1A)
5,501,122	g	Sunrun Athena Issuer LLC	5.310	04/30/49	6,007,485
		Series - 2018 1 (Class A)
7,096,402	g	Sunrun Atlas Issuer LLC	3.610	02/01/55	7,433,566
		Series - 2019 2 (Class A)
16,953,817	g	Sunrun Callisto Issuer LLC	3.980	06/30/54	17,374,016
		Series - 2019 1A (Class A)
10,341,914	g	TES LLC	4.330	10/20/47	10,548,377
		Series - 2017 1A (Class A)
221

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,500,000	g	TES LLC	7.740%	10/20/47	$2,283,555
		Series - 2017 1A (Class B)
4,408,994	g	TES LLC	4.120	02/20/48	4,488,301
		Series - 2017 2A (Class A)
18,348,273	g	Tesla Auto Lease Trust	3.710	08/20/21	18,520,546
		Series - 2018 B (Class A)
4,072,441	g	Tesla Auto Lease Trust	2.130	04/20/22	4,117,763
		Series - 2019 A (Class A2)
4,000,000	g	Tesla Auto Lease Trust	7.870	06/20/22	4,182,992
		Series - 2018 B (Class E)
3,988,000	g	Tesla Auto Lease Trust	2.160	10/20/22	4,087,320
		Series - 2019 A (Class A3)
4,125,000	g	Tesla Auto Lease Trust	2.200	11/21/22	4,239,523
		Series - 2019 A (Class A4)
1,650,000	g	Tesla Auto Lease Trust	5.480	05/22/23	1,727,863
		Series - 2019 A (Class E)
1,000,000	g	Tesla Auto Lease Trust	2.330	02/20/24	1,014,866
		Series - 2020 A (Class D)
1,000,000	g	Tricon American Homes Trust	4.878	11/17/33	999,011
		Series - 2016 SFR1 (Class E)
500,000	g	Tricon American Homes Trust	4.011	09/17/34	506,778
		Series - 2017 SFR1 (Class E)
598,022	g	Tricon American Homes Trust	2.928	01/17/36	619,150
		Series - 2017 SFR2 (Class A)
100,000	g	Tricon American Homes Trust	3.275	01/17/36	103,431
		Series - 2017 SFR2 (Class B)
5,564,774	g	Vivint Colar Financing V LLC	4.730	04/30/48	5,724,045
		Series - 2018 1A (Class A)
4,208,667	g	Vivint Colar Financing V LLC	7.370	04/30/48	4,270,742
		Series - 2018 1A (Class B)
5,000,000	g	Vivint Solar Financing VII LLC	2.210	07/31/51	5,013,192
		Series - 2020 1A (Class A)
1,458,750	g	Wendys Funding LLC	3.573	03/15/48	1,507,764
		Series - 2018 1A (Class A2I)
		TOTAL ASSET BACKED			218,250,259

OTHER MORTGAGE BACKED - 5.6%
2,165,000	g,i	20 Times Square Trust	3.203	05/15/35	2,147,393
		Series - 2018 20TS (Class B)
376,223	g,i	Agate Bay Mortgage Trust	3.500	11/25/44	389,607
		Series - 2014 3 (Class A13)
58,556	g,i	Agate Bay Mortgage Trust	3.500	09/25/45	60,737
		Series - 2015 6 (Class A9)
175,681	i	Alternative Loan Trust	0.648	06/25/34	174,095
		Series - 2004 8CB (Class M1)
750,000		Banc of America Commercial Mortgage Trust	3.019	07/15/49	796,652
		Series - 2016 UB10 (Class ASB)
2,000,000		BANK	3.203	12/15/52	2,215,681
		Series - 2019 BN23 (Class AS)
5,000,000	g,i	BBCMS Mortgage Trust	4.409	08/05/38	3,423,070
		Series - 2018 CHRS (Class E)
5,750,000	g	BBCMS Trust	3.593	09/15/32	5,931,552
		Series - 2015 MSQ (Class A)
222

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000	g	BBCMS Trust	4.197%	08/10/35	$225,575
		Series - 2015 SRCH (Class A2)
3,000,000	g,i	BBCMS Trust	3.688	02/15/53	3,031,437
		Series - 2020 C6 (Class F5TA)
1,000,000		Benchmark Mortgage Trust	3.419	08/15/52	1,118,378
		Series - 2019 B12 (Class AS)
5,500,000	g,i	Benchmark Mortgage Trust	4.029	03/15/62	5,680,390
		Series - 2019 B10 (Class 3CCA)
2,500,000	g	BWAY Mortgage Trust	3.342	01/10/35	2,441,863
		Series - 2015 1740 (Class C)
7,119,734	g,i	BX Commercial Mortgage Trust	1.072	10/15/36	7,117,596
		Series - 2019 XL (Class A)
4,746,489	g,i	BX Commercial Mortgage Trust	1.402	10/15/36	4,733,149
		Series - 2019 XL (Class C)
2,847,893	g,i	BX Commercial Mortgage Trust	1.952	10/15/36	2,830,331
		Series - 2019 XL (Class E)
2,000,000	i	CD Mortgage Trust	3.879	11/10/49	2,169,655
		Series - 2016 CD2 (Class B)
1,000,000	g	Citigroup Commercial Mortgage Trust	4.350	05/10/36	1,038,053
		Series - 2019 PRM (Class D)
5,000,000	i	Citigroup Commercial Mortgage Trust	3.758	04/10/48	5,273,763
		Series - 2015 GC29 (Class B)
4,800,000		Citigroup Commercial Mortgage Trust	3.300	11/10/52	5,326,445
		Series - 2019 GC43 (Class AS)
5,000,000		Citigroup Commercial Mortgage Trust	3.018	08/10/56	5,501,920
		Series - 2019 GC41 (Class AS)
2,250,000	g,i	Cityline Commercial Mortgage Trust	2.871	11/10/31	2,311,105
		Series - 2016 CLNE (Class A)
6,000,000	g	COMM Mortgage Trust	2.681	08/10/29	6,040,334
		Series - 2016 GCT (Class A)
270,000	g	COMM Mortgage Trust	3.086	08/10/29	271,232
		Series - 2016 GCT (Class B)
2,815,000	g	COMM Mortgage Trust	4.353	08/10/30	3,009,106
		Series - 2013 300P (Class A1)
3,519,000	g,i	COMM Mortgage Trust	5.463	08/10/46	2,876,026
		Series - 2013 LC13 (Class D)
2,000,000		COMM Mortgage Trust	4.701	03/10/47	2,123,006
		Series - 2014 UBS2 (Class B)
3,000,000	i	COMM Mortgage Trust	5.127	03/10/47	2,948,839
		Series - 2014 UBS2 (Class C)
3,300,000	i	COMM Mortgage Trust	4.703	08/10/47	3,573,489
		Series - 2014 CR19 (Class B)
1,000,000	g,i	COMM Mortgage Trust	4.868	08/10/47	882,882
		Series - 2014 CR19 (Class D)
667,149		COMM Mortgage Trust	3.040	02/10/48	697,363
		Series - 2015 LC19 (Class ASB)
3,500,000	g,i	COMM Mortgage Trust	4.244	03/10/48	3,063,698
		Series - 2015 CR22 (Class D)
4,000,000	i	COMM Mortgage Trust	4.435	05/10/48	3,458,464
		Series - 2015 CR23 (Class D)
360,000	i	COMM Mortgage Trust	3.463	08/10/48	301,002
		Series - 2015 CR24 (Class D)
2,250,000		COMM Mortgage Trust	3.263	08/15/57	2,503,890
		Series - 2019 GC44 (Class AM)
223

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$693,461	i	Connecticut Avenue Securities	2.748%	05/25/24	$606,977
		Series - 2014 C02 (Class 1M2)
1,557,566	i	Connecticut Avenue Securities	3.148	07/25/24	1,361,014
		Series - 2014 C03 (Class 1M2)
182,989	i	Connecticut Avenue Securities	5.148	11/25/24	187,031
		Series - 2014 C04 (Class 2M2)
126,945	i	Connecticut Avenue Securities	5.698	04/25/28	130,296
		Series - 2015 C04 (Class 2M2)
209,539	i	Connecticut Avenue Securities	5.848	04/25/28	216,903
		Series - 2015 C04 (Class 1M2)
248,610	i	Connecticut Avenue Securities	6.898	08/25/28	257,988
		Series - 2016 C01 (Class 1M2)
642,013	i	Connecticut Avenue Securities	7.098	08/25/28	687,359
		Series - 2016 C01 (Class 2M2)
1,190,307	i	Connecticut Avenue Securities	6.148	09/25/28	1,259,636
		Series - 2016 C02 (Class 1M2)
1,018,861	i	Connecticut Avenue Securities	6.048	10/25/28	1,076,344
		Series - 2016 C03 (Class 2M2)
1,992,872	i	Connecticut Avenue Securities	4.398	01/25/29	2,064,641
		Series - 2016 C04 (Class 1M2)
2,034,391	i	Connecticut Avenue Securities	4.598	01/25/29	2,098,748
		Series - 2016 C05 (Class 2M2)
751,716	i	Connecticut Avenue Securities	4.398	04/25/29	768,710
		Series - 2016 C06 (Class 1M2)
92,936	i	Connecticut Avenue Securities	0.998	09/25/29	85,475
		Series - 2017 C02 (Class 2ED4)
368,756	i	Connecticut Avenue Securities	2.348	01/25/30	370,605
		Series - 2017 C05 (Class 1M2A)
746,215	i	Connecticut Avenue Securities	2.398	07/25/30	736,392
		Series - 2018 C01 (Class 1M2)
243,320	i	Connecticut Avenue Securities	0.000	08/25/30	235,379
		Series - 2018 C02 (Class 2M2)
302,177	i	Connecticut Avenue Securities	0.998	10/25/30	300,427
		Series - 2018 C03 (Class 1EA2)
103,330	i	Connecticut Avenue Securities	2.698	12/25/30	101,489
		Series - 2018 C04 (Class 2M2)
69,521	i	Connecticut Avenue Securities	2.248	03/25/31	68,305
		Series - 2018 C06 (Class 2M2)
316,613	g,i	Connecticut Avenue Securities	2.598	07/25/31	314,630
		Series - 2019 R01 (Class 2M2)
21,651	g,i	Connecticut Avenue Securities	2.248	09/25/39	21,475
		Series - 2019 R06 (Class 2M2)
538,558	g,i	Connecticut Avenue Securities	0.948	01/25/40	536,323
		Series - 2020 R01 (Class 1M1)
1,180,000	g,i	Connecticut Avenue Securities	2.148	01/25/40	1,149,480
		Series - 2020 R02 (Class 2M2)
105,349	i	Countrywide Home Loan Mortgage Pass Through Trust	3.177	11/20/34	105,807
		Series - 2004 HYB6 (Class A2)
14,000,000	g	CPT Mortgage Trust	2.865	11/13/39	15,239,263
		Series - 2019 CPT (Class A)
2,000,000	g,i	CPT Mortgage Trust	3.097	11/13/39	1,884,446
		Series - 2019 CPT (Class E)
224

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,500,000	g,i	CPT Mortgage Trust	3.097%	11/13/39	$2,567,868
		Series - 2019 CPT (Class C)
5,000,000	g,i	Credit Suisse Commercial Mortgage Trust	3.854	11/10/32	5,339,844
		Series - 2017 CALI (Class B)
335,000	g,i	Credit Suisse Commercial Mortgage Trust	0.798	05/25/36	334,285
		Series - 2006 CF2 (Class M3)
833,848	g,i	Credit Suisse Commercial Mortgage Trust	3.500	02/25/48	865,321
		Series - 2018 J1 (Class A11)
3,600,000	g,i	CSAIL Commercial Mortgage Trust	3.800	06/15/37	3,379,228
		Series - 2017 C8 (Class 85BB)
500,000	g,i	DBUBS Mortgage Trust	5.670	07/10/44	460,267
		Series - 2011 LC2A (Class D)
300,000	g,i	Ellington Financial Mortgage Trust	3.587	06/25/59	299,711
		Series - 2019 1 (Class M1)
263,600	i	Fieldstone Mortgage Investment Trust	0.883	12/25/35	261,914
		Series - 2005 2 (Class M2)
2,260,238	g,i	FirstKey Mortgage Trust	3.500	11/25/44	2,331,451
		Series - 2014 1 (Class A8)
281,594	g,i	Flagstar Mortgage Trust	4.102	10/25/47	293,432
		Series - 2017 2 (Class B3)
130,384	g,i	Flagstar Mortgage Trust	4.000	09/25/48	133,587
		Series - 2018 5 (Class A11)
3,600,000	g	GRACE Mortgage Trust	3.369	06/10/28	3,621,891
		Series - 2014 GRCE (Class A)
1,500,000	g,i	GS Mortgage Securities Trust	1.242	10/15/31	1,473,926
		Series - 2018 HART (Class A)
93,000	i	GS Mortgage Securities Trust	3.918	11/10/49	84,396
		Series - 2016 GS4 (Class C)
2,000,000	g	GS Mortgage Securities Trust	3.000	02/10/52	1,762,834
		Series - 2019 GC38 (Class D)
274,076	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	11/25/49	281,958
		Series - 2019 PJ2 (Class A1)
717,102	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	11/25/49	734,909
		Series - 2019 PJ2 (Class A4)
3,075,760	g,i	GS Mortgage-Backed Securities Corp Trust	3.500	07/25/50	3,122,705
		Series - 2020 PJ2 (Class A4)
398,938	i	HarborView Mortgage Loan Trust	0.776	08/19/45	384,339
		Series - 2005 11 (Class 2A1A)
3,500,000	g	Hudson Yards Mortgage Trust	2.835	08/10/38	3,758,024
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust	3.076	08/10/38	2,645,438
		Series - 2016 10HY (Class B)
5,750,000	g,i	Hudson Yards Mortgage Trust	3.076	08/10/38	5,987,778
		Series - 2016 10HY (Class C)
2,500,000	g,i	Hudson Yards Mortgage Trust	3.076	08/10/38	2,360,386
		Series - 2016 10HY (Class E)
14,000,000	g,i	Hudson Yards Mortgage Trust	3.558	07/10/39	14,394,631
		Series - 2019 30HY (Class D)
1,500,000	g,i	Hudson Yards Mortgage Trust	3.041	12/10/41	1,483,761
		Series - 2019 55HY (Class D)
5,000,000	g,i	Hudson Yards Mortgage Trust	3.041	12/10/41	4,668,990
		Series - 2019 55HY (Class E)
2,500,000	g,i	Hudson Yards Mortgage Trust	3.041	12/10/41	2,192,958
		Series - 2019 55HY (Class F)
225

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$18,094	i	Impac CMB Trust	0.808%	03/25/35	$17,663
		Series - 2004 11 (Class 2A1)
1,600,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	4.214	01/15/46	1,566,762
		Series - 2013 C13 (Class D)
466,871	g,i	JP Morgan Mortgage Trust	2.140	12/25/44	474,381
		Series - 2015 1 (Class B1)
51,050	g,i	JP Morgan Mortgage Trust	3.500	05/25/45	52,561
		Series - 2015 3 (Class A19)
657,868	g,i	JP Morgan Mortgage Trust	3.500	10/25/45	681,660
		Series - 2015 6 (Class A13)
101,224	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	103,779
		Series - 2016 1 (Class A13)
111,412	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	114,408
		Series - 2017 1 (Class A3)
678,146	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	687,112
		Series - 2017 2 (Class A5)
220,860	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	226,173
		Series - 2017 2 (Class A13)
10,896	g,i	JP Morgan Mortgage Trust	3.500	08/25/47	10,938
		Series - 2017 3 (Class 1A5)
452,578	g,i	JP Morgan Mortgage Trust	3.500	09/25/48	470,774
		Series - 2018 3 (Class A13)
143,155	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	149,659
		Series - 2018 4 (Class A13)
597,870	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	625,081
		Series - 2018 5 (Class A13)
106,752	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	107,171
		Series - 2018 8 (Class A5)
162,556	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	166,641
		Series - 2018 8 (Class A13)
423,789	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	434,392
		Series - 2018 9 (Class A13)
485,743	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	500,200
		Series - 2019 1 (Class A3)
588,623	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	603,825
		Series - 2019 1 (Class A15)
32,071	g,i	JP Morgan Mortgage Trust	4.000	08/25/49	32,056
		Series - 2019 2 (Class A4)
657,632	g,i	JP Morgan Mortgage Trust	4.781	09/25/49	701,566
		Series - 2019 3 (Class B1)
2,224,559	g,i	JP Morgan Mortgage Trust	1.098	10/25/49	2,221,890
		Series - 2019 INV1 (Class A11)
897,958	g,i	JP Morgan Mortgage Trust	3.877	06/25/50	945,769
		Series - 2020 1 (Class B2)
2,400,000	i	JPMBB Commercial Mortgage Securities Trust	4.621	09/15/47	2,395,151
		Series - 2014 C23 (Class C)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.445	02/15/48	999,877
		Series - 2015 C27 (Class C)
169,402		JPMDB Commercial Mortgage Securities Trust	1.537	12/15/49	169,735
		Series - 2016 C4 (Class A1)
940,006	g	Ladder Capital Commercial Mortgage Securities	3.575	02/15/36	998,439
		Series - 2013 GCP (Class A1)
226

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$10,000,000	g	Liberty Street Trust	3.597%	02/10/36	$10,978,910
		Series - 2016 225L (Class A)
4,000,000	g,i	MAD Mortgage Trust	3.294	08/15/34	4,152,623
		Series - 2017 330M (Class A)
2,350,000	g,i	Manhattan West	2.413	09/10/39	2,284,487
		Series - 2020 1MW (Class D)
659,612		Morgan Stanley Bank of America Merrill Lynch Trust	3.069	02/15/48	691,106
		Series - 2015 C20 (Class ASB)
308,712	i	Morgan Stanley Capital I Trust	0.973	08/25/34	306,631
		Series - 2004 HE6 (Class M1)
425,000	g,i	Morgan Stanley Capital I Trust	0.852	11/15/34	423,645
		Series - 2017 CLS (Class A)
1,000,000	g,i	Morgan Stanley Capital I Trust	5.675	09/15/47	1,002,897
		Series - 2011 C1 (Class D)
170,666	†,i	Morgan Stanley Capital I Trust	6.467	12/12/49	101,717
		Series - 2007 IQ16 (Class AJFX)
1,500,000	g,i	MSDB Trust	3.427	07/11/39	1,605,940
		Series - 2017 712F (Class A)
3,450,000	g,i	Natixis Commercial Mortgage Securities Trust	3.917	11/15/32	3,561,259
		Series - 2018 285M (Class A)
10,500,000	g,i	Natixis Commercial Mortgage Securities Trust	0.936	07/15/33	10,318,106
		Series - 2018 850T (Class A)
11,000,000	g,i	Natixis Commercial Mortgage Securities Trust	4.402	07/15/36	10,131,647
		Series - 2019 MILE (Class F)
118,970	i	New York Mortgage Trust	0.628	02/25/36	116,070
		Series - 2005 3 (Class A1)
576,448	g,i	OBX Trust	0.798	06/25/57	575,584
		Series - 2018 1 (Class A2)
682,706	g,i	OBX Trust	0.898	07/25/58	679,648
		Series - 2018 EXP2 (Class 2A1A)
14,500,000	g	One Bryant Park Trust	2.516	09/15/54	15,418,661
		Series - 2019 OBP (Class A)
2,750,000	g	One Market Plaza Trust	3.614	02/10/32	2,846,226
		Series - 2017 1MKT (Class A)
44,143	g	Prima Capital CRE Securitization Ltd	2.550	08/24/49	44,063
		Series - 2015 4A (Class MR-A)
601,025	g,i	Sequoia Mortgage Trust	3.500	05/25/45	621,769
		Series - 2015 2 (Class A1)
167,270	g,i	Sequoia Mortgage Trust	3.500	06/25/46	173,564
		Series - 2016 1 (Class A19)
195,725	g,i	Sequoia Mortgage Trust	3.500	11/25/46	199,720
		Series - 2016 3 (Class A10)
679,529	g,i	Sequoia Mortgage Trust	3.500	02/25/47	685,178
		Series - 2017 1 (Class A4)
975,959	g,i	Sequoia Mortgage Trust	3.500	04/25/47	988,835
		Series - 2017 3 (Class A4)
539,315	g,i	Sequoia Mortgage Trust	3.500	04/25/47	560,166
		Series - 2017 3 (Class A19)
85,884	g,i	Sequoia Mortgage Trust	3.500	09/25/47	87,685
		Series - 2017 6 (Class A19)
231,260	g,i	Sequoia Mortgage Trust	3.743	09/25/47	244,546
		Series - 2017 6 (Class B1)
227

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$407,852	g,i	Sequoia Mortgage Trust	3.500%	02/25/48	$419,639
		Series - 2018 2 (Class A1)
135,050	g,i	Sequoia Mortgage Trust	3.500	02/25/48	138,070
		Series - 2018 2 (Class A19)
82,963	g,i	Sequoia Mortgage Trust	3.500	03/25/48	85,533
		Series - 2018 3 (Class A1)
71,606	g,i	Sequoia Mortgage Trust	3.500	03/25/48	71,777
		Series - 2018 3 (Class A4)
104,924	g,i	Sequoia Mortgage Trust	4.000	09/25/48	104,970
		Series - 2018 7 (Class A4)
174,871	g,i	Sequoia Mortgage Trust	4.000	09/25/48	177,788
		Series - 2018 7 (Class A19)
115,413	g,i	Sequoia Mortgage Trust	4.000	11/25/48	116,815
		Series - 2018 8 (Class A19)
1,585,842	g,i	Sequoia Mortgage Trust	4.000	06/25/49	1,617,034
		Series - 2019 2 (Class A1)
213,628	g,i	Sequoia Mortgage Trust	4.000	06/25/49	216,567
		Series - 2019 2 (Class A19)
1,466,633	g,i	Sequoia Mortgage Trust	3.500	11/25/49	1,512,791
		Series - 2019 4 (Class A1)
1,259,179	g,i	Sequoia Mortgage Trust	3.500	12/25/49	1,293,606
		Series - 2019 5 (Class A1)
707,047	g,i	Sequoia Mortgage Trust	3.500	12/25/49	717,462
		Series - 2019 5 (Class A19)
2,595,565	g,i	Sequoia Mortgage Trust	3.000	04/25/50	2,654,556
		Series - 2020 3 (Class A19)
2,448,568	g,i	Shellpoint Co-Originator Trust	3.500	10/25/47	2,512,558
		Series - 2017 2 (Class A1)
52,853	i	Structured Agency Credit Risk Debt Note (STACR)	4.298	01/25/25	52,987
		Series - 2015 DN1 (Class M3)
1,126,504	i	STACR	4.798	10/25/28	1,170,231
		Series - 2016 DNA2 (Class M3)
142,062	i	STACR	1.498	03/25/29	142,062
		Series - 2016 HQA3 (Class M2)
326,176	i	STACR	3.398	07/25/29	334,031
		Series - 2017 DNA1 (Class M2)
22,013	i	STACR	1.348	10/25/29	22,013
		Series - 2017 DNA2 (Class M1)
17,440	i	STACR	1.948	07/25/30	17,135
		Series - 2018 DNA1 (Class M2)
1,240,858	i	STACR	2.472	08/25/30	1,220,566
		Series - 2018 HQA1 (Class M2)
75,521	g,i	STACR	3.721	02/25/48	75,920
		Series - 2018 SPI1 (Class M1)
2,103,361	g,i	STACR	4.473	11/25/48	2,091,168
		Series - 2018 SPI4 (Class M2)
1,702,900	g,i	STACR	2.198	11/25/49	1,680,633
		Series - 2019 HQA4 (Class M2)
550,000	g,i	STACR	1.848	12/25/49	538,031
		Series - 2020 DNA1 (Class M2)
360,000	g,i	STACR	1.998	02/25/50	350,473
		Series - 2020 DNA2 (Class M2)
2,342,000	g,i	STACR	3.248	03/25/50	2,306,787
		Series - 2020 HQA2 (Class M2)
228

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$325,000	g	Tricon American Homes	2.049%	07/17/38	$330,937
		Series - 2020 SFR1 (Class B)
12,640,000	g	VNDO Mortgage Trust	3.808	12/13/29	12,631,668
		Series - 2013 PENN (Class A)
2,925,000	g,i	VNDO Trust	3.448	11/15/30	2,998,054
		Series - 2012 6AVE (Class C)
2,711,000	g	VNDO Trust	3.805	01/10/35	2,990,826
		Series - 2016 350P (Class A)
3,000,000	g,i	VNDO Trust	4.033	01/10/35	3,245,526
		Series - 2016 350P (Class B)
305,823	i	Wachovia Bank Commercial Mortgage Trust	5.748	04/15/47	297,633
		Series - 2007 C31 (Class F)
750,000		Wells Fargo Commercial Mortgage Trust	2.514	08/15/49	785,522
		Series - 2016 BNK1 (Class ASB)
750,000		Wells Fargo Commercial Mortgage Trust	3.185	03/15/59	798,030
		Series - 2016 C33 (Class ASB)
340,953	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	345,565
		Series - 2019 2 (Class A17)
350,000	g,i	WFRBS Commercial Mortgage Trust	5.174	02/15/44	350,624
		Series - 2011 C2 (Class B)
750,000		WFRBS Commercial Mortgage Trust	3.311	03/15/45	780,507
		Series - 2013 C11 (Class AS)
650,000	i	WFRBS Commercial Mortgage Trust	4.845	12/15/46	606,957
		Series - 2013 C18 (Class C)
		TOTAL OTHER MORTGAGE BACKED			324,840,151

		TOTAL STRUCTURED ASSETS			543,090,410
		(Cost $536,382,268)

		TOTAL BONDS			5,687,216,858
		(Cost $5,499,236,981)

SHARES		COMPANY
PREFERRED STOCKS - 0.7%

REAL ESTATE - 0.3%
400,000		Brookfield Property Partners LP			7,932,000
695,000		Brookfield Property Partners LP			12,419,650
		TOTAL REAL ESTATE			20,351,650

UTILITIES - 0.4%
490,000	*,‡	Brookfield Infrastructure Partners LP			12,617,500
308,000	‡	Brookfield Renewable Partners LP			8,103,480
		TOTAL UTILITIES			20,720,980

		TOTAL PREFERRED STOCKS			41,072,630
		(Cost $47,325,000)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 14.3%

GOVERNMENT AGENCY DEBT - 5.5%
$5,000,000		Federal Farm Credit Bank (FFCB)	0.120	02/12/21	4,998,139
229

TIAA-CREF FUNDS – Core Impact Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$38,906,000	Federal Home Loan Bank (FHLB)	0.085-0.130%	10/07/20	$38,905,611
18,475,000	FHLB	0.075-0.080	10/14/20	18,474,600
25,000,000	FHLB	0.095	10/20/20	24,999,208
20,460,000	FHLB	0.060-0.070	10/21/20	20,459,318
26,450,000	FHLB	0.090-0.100	10/23/20	26,449,030
50,000,000	FHLB	0.080-0.090	10/26/20	49,997,917
23,493,000	FHLB	0.070-0.110	11/06/20	23,491,356
4,821,000	FHLB	0.090	11/13/20	4,820,597
19,985,000	FHLB	0.080-0.090	11/20/20	19,983,057
23,600,000	FHLB	0.095	11/25/20	23,597,476
23,375,000	FHLB	0.105	12/10/20	23,370,909
12,500,000	FHLB	0.115	02/24/21	12,494,930
25,000,000	FHLB	0.105	03/26/21	24,987,778
	TOTAL GOVERNMENT AGENCY DEBT			317,029,926

TREASURY DEBT - 8.8%
51,960,000	United States Cash Management Bill	0.065-0.081	10/13/20	51,958,809
30,000,000	United States Cash Management Bill	0.115	11/03/20	29,997,448
39,225,000	United States Cash Management Bill	0.106	11/10/20	39,221,404
29,600,000	United States Cash Management Bill	0.082	11/17/20	29,596,329
61,270,000	United States Cash Management Bill	0.110-0.116	12/22/20	61,258,138
7,675,000	United States Cash Management Bill	0.095	12/29/20	7,673,292
20,000,000	United States Cash Management Bill	0.106	01/05/21	19,994,933
47,100,000	United States Cash Management Bill	0.101-0.116	01/19/21	47,084,889
36,265,000	United States Treasury Bill	0.127-0.140	10/01/20	36,265,000
50,000,000	United States Treasury Bill	0.081	10/06/20	49,999,531
24,095,000	United States Treasury Bill	0.083-0.110	10/22/20	24,093,770
10,000,000	United States Treasury Bill	0.079	11/05/20	9,999,101
20,000,000	United States Treasury Bill	0.075	11/19/20	19,997,550
51,907,000	United States Treasury Bill	0.089-0.096	12/03/20	51,897,916
29,770,000	United States Treasury Bill	0.115	12/31/20	29,762,098
	TOTAL TREASURY DEBT			508,800,208

	TOTAL SHORT-TERM INVESTMENTS			825,830,134
	(Cost $825,817,251)
	TOTAL INVESTMENTS - 113.2%			6,561,598,914
	(Cost $6,379,806,295)
	OTHER ASSETS & LIABILITIES, NET - (13.2)%			(763,000,063)
	NET ASSETS - 100.0%			$5,798,598,851

Abbreviation(s):
EUR	Euro
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust
SOFR	Secure Overnight Financing Rate
230

TIAA-CREF FUNDS – Core Impact Bond Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2020, the aggregate value of these securities is $1,302,887,495 or 22.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
q	In default

Forward foreign currency contracts outstanding as of September 30, 2020 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$2,904,040	EUR	2,471,223	BANK OF AMERICA, N.A.	11/30/20	$ 2,998

Abbreviation(s):
EUR	Euro
231

TIAA-CREF FUNDS – Core Plus Bond Fund

TIAA-CREF FUNDS
CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2020

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 2.0%

AUTOMOBILES & COMPONENTS - 0.0%
$1,738,712	i	Clarios Global LP	LIBOR 1 M + 3.500%	3.647%	04/30/26	$1,691,437
1,205,398	i	Gates Global LLC	LIBOR 1 M + 2.750%	3.750	04/01/24	1,185,810
		TOTAL AUTOMOBILES & COMPONENTS				2,877,247

CAPITAL GOODS - 0.1%
1,024,838	i	CHI Overhead Doors, Inc	LIBOR 3 M + 3.250%	4.250	07/31/22	1,013,309
301,851	i	Penn Engineering & Manufacturing Corp	LIBOR 3 M + 2.750%	3.750	06/27/24	294,305
244,930	i	PODS LLC	LIBOR 3 M + 2.750%	3.750	12/06/24	239,522
482,500	i	Proampac PG Borrower LLC	LIBOR 3 M + 3.500%	4.500	11/20/23	475,745
492,475	i	Prometric Holdings Inc	LIBOR 1 M + 3.000%	4.000	01/29/25	456,770
1,473,170	i	TransDigm, Inc	LIBOR 1 M + 2.250%	2.397	12/09/25	1,390,304
		TOTAL CAPITAL GOODS				3,869,955

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
2,158,688	i	Allied Universal Holdco LLC	LIBOR 1 M + 4.250%	4.397	07/10/26	2,132,481
997,500	i	Amentum Government Services Holdings LLC	LIBOR 1 M + 3.500%	3.647	01/29/27	980,463
1,935,000	i	Clean Harbors, Inc	LIBOR 3 M + 1.750%	1.897	06/28/24	1,928,227
1,590,575	h,i	GFL Environmental, Inc	LIBOR 3 M + 3.000%	4.000	05/30/25	1,581,827
596,939	i	Packers Holdings LLC	LIBOR 3 M + 3.250%	4.000	12/04/24	585,000
1,400,589	h,i	Prime Security Services Borrower LLC	LIBOR 1 and 3 M + 3.250%	4.250	09/23/26	1,386,331
1,732,159	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	4.250	11/14/22	1,694,121
2,516,222	i	Trans Union LLC	LIBOR 1 M + 1.750%	1.897	11/16/26	2,449,768
1,112,704	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 3.250%	4.250	05/16/22	1,089,215
195,382	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 3.250%	4.250	05/16/22	191,257
1,436,533	i	West Corp	LIBOR 1 M + 4.000%	5.000	10/10/24	1,300,206
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				15,318,896

CONSUMER DURABLES & APPAREL - 0.0%
496,154	i	Wilsonart LLC	LIBOR 3 M + 3.250%	4.250	12/19/23	491,192
		TOTAL CONSUMER DURABLES & APPAREL				491,192

CONSUMER SERVICES - 0.2%
360,000	i	Caesars Resort Collection LLC	LIBOR 1 M + 4.500%	4.647	07/21/25	347,901
2,373,992	i,q	CDS US Intermediate Holdings, Inc	LIBOR 2 W + 5.500%	6.500	07/08/22	1,141,795
1,728,823	i	KUEHG Corp	LIBOR 3 M + 3.750%	4.750	02/21/25	1,577,015
2,236,894	i	Scientific Games International, Inc	LIBOR 1 and 3 M + 2.750%	2.897	08/14/24	2,099,571
1,475,328	i	Sterling Midco Holdings, Inc	LIBOR 3 M + 3.500%	4.500	06/19/24	1,321,525
1,989,796	i	YUM! Brands	LIBOR 1 M + 1.750%	1.900	04/03/25	1,939,633
		TOTAL CONSUMER SERVICES				8,427,440

DIVERSIFIED FINANCIALS - 0.0%
374,909	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	2.397	03/24/25	360,850
375,000	h,i	Reynolds Group Holdings, Inc	Prime 3 M + 1.750%	2.897	02/06/23	367,875
		TOTAL DIVERSIFIED FINANCIALS				728,725
232

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
ENERGY - 0.0%
$839,375	i	ChampionX Holding, Inc	LIBOR 3 M + 5.000%	6.000%	06/03/27	$834,129
646,750	i	Delek US Holdings, Inc	LIBOR 1 M + 5.500%	6.500	04/01/25	629,773
		TOTAL ENERGY				1,463,902

FOOD, BEVERAGE & TOBACCO - 0.0%
600,000	i	Froneri US, Inc	LIBOR 1 M + 2.250%	2.397	01/29/27	575,358
		TOTAL FOOD, BEVERAGE & TOBACCO				575,358

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
2,003,708	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.500%	3.500	03/01/24	1,958,945
448,875	i	Da Vinci Purchaser Corp	LIBOR 3 M + 4.000%	5.238	01/08/27	442,891
1,383,887	i	Endo Luxembourg Finance I Co Sarl	LIBOR 3 M + 4.250%	5.000	04/29/24	1,314,693
989,718	i	ExamWorks Group Inc	LIBOR 3 M + 3.250%	4.250	07/27/23	981,552
1,488,731	i	Gentiva Health Services, Inc	LIBOR 1 M + 3.250%	3.438	07/02/25	1,456,173
541,932	i	Greatbatch Ltd	LIBOR 1 M + 2.500%	3.500	10/27/22	540,068
1,267,907	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1 M + 3.750%	3.897	11/16/25	1,229,870
2,000,000	i	Select Medical Corp	LIBOR 3 M + 2.500%	2.780	03/06/25	1,942,500
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				9,866,692

INSURANCE - 0.1%
217,744	i	Acrisure LLC	LIBOR 1 M + 3.500%	3.647	02/15/27	209,851
1,553,488	i	Asurion LLC	LIBOR 1 M + 3.000%	3.147	08/04/22	1,533,743
329,504	i	Asurion LLC	LIBOR 1 M + 3.000%	3.147	11/03/23	324,288
751,515	i	Asurion LLC	LIBOR 1 M + 6.500%	6.647	08/04/25	751,673
992,500	i	HUB International Ltd	LIBOR 1 M + 4.000%	5.000	04/25/25	987,845
1,984,655	i	USI, Inc	LIBOR 3 M + 3.000%	3.220	05/16/24	1,916,839
		TOTAL INSURANCE				5,724,239

MATERIALS - 0.2%
1,300,000	i	Asplundh Tree Expert LLC	LIBOR 1 M + 2.500%	2.655	09/07/27	1,297,569
491,444	i	Atotech Alpha 3 BV	LIBOR 3 M + 3.000%	4.000	01/31/24	483,050
2,000,000	i	Berry Global, Inc	LIBOR 1 M + 2.000%	2.156	10/01/22	1,980,940
680,178	i	Flex Acquisition Co, Inc	LIBOR 3 M + 3.000%	4.000	12/31/23	664,024
198,912	i	H.B. Fuller Co	LIBOR 3 M + 2.000%	2.156	10/21/24	196,004
1,174,911	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	2.720	03/01/26	1,148,475
401,448	i	Plastipak Holdings, Inc	LIBOR 3 M + 2.500%	2.650	10/15/24	394,591
400,000	i	PQ Corp	LIBOR 1 M + 3.000%	4.000	02/08/27	397,600
1,207,548	i	Quikrete Holdings, Inc	LIBOR 1 M + 2.500%	2.656	02/01/27	1,173,833
548,090	i	Tronox Finance LLC	LIBOR 1 and 3 M + 3.000%	3.220	09/23/24	538,696
1,492,500	i	Zekelman Industries, Inc	LIBOR 1 M + 2.000%	2.145	01/25/27	1,442,591
		TOTAL MATERIALS				9,717,373

MEDIA & ENTERTAINMENT - 0.2%
300,000	i	Banijay Group US Holding, Inc	LIBOR 1 M + 3.750%	3.907	03/04/25	293,250
200,000	i	Cablevision Lightpath LLC	LIBOR 3 M + 3.250%	4.250	12/31/27	198,750
1,507,940	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	2.402	07/17/25	1,456,232
990,000	i	Diamond Sports Group LLC	LIBOR 1 M + 3.250%	3.400	08/24/26	763,953
695,678	i	EIG Investors Corp	LIBOR 3 M + 3.750%	4.750	02/09/23	692,026
233

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$250,000	i	GOBP Holdings, Inc	LIBOR 1 M + 2.750%	2.901%	10/22/25	$245,520
450,000	i	Match Group, Inc	LIBOR 1 M + 1.750%	2.004	02/07/27	440,064
1,371,563	i	Nielsen Finance LLC	LIBOR 1 M + 3.750%	4.750	06/06/25	1,368,819
496,250	i	Pregis TopCo Corp	LIBOR 1 M + 3.750%	3.897	07/31/26	488,558
400,000	h,i	Radiate Holdco LLC	LIBOR 1 M + 3.500%	4.250	09/11/26	392,500
275,000	i	SkyMiles IP Ltd	LIBOR 1 M + 3.750%	4.750	10/20/27	276,818
769,188	i	Terrier Media Buyer, Inc	LIBOR 1 M + 4.250%	4.397	12/17/26	749,135
1,865,154	i	Univision Communications, Inc	LIBOR 1 M + 3.750%	4.750	03/15/26	1,812,538
850,000	i	Vertical US Newco, Inc	LIBOR 6 M + 4.250%	4.570	07/31/27	841,959
		TOTAL MEDIA & ENTERTAINMENT				10,020,122

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
523,463	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	3.647	09/26/24	507,854
1,807,979	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.151	06/02/25	1,769,939
1,733,666	i	Jaguar Holding Co II	LIBOR 1 M + 2.500%	3.500	08/18/22	1,725,778
997,169	i	PAREXEL International Corp	LIBOR 3 M + 2.750%	2.897	09/27/24	955,418
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				4,958,989

REAL ESTATE - 0.0%
1,252,441	i	Cushman & Wakefield plc	LIBOR 1 M + 2.750%	2.897	08/21/25	1,205,023
		TOTAL REAL ESTATE				1,205,023

RETAILING - 0.1%
1,315,063	i	Camelot Finance S.A.	LIBOR 1 M + 3.000%	3.147	10/28/26	1,288,354
215,485	i	FBB Holdings III, Inc	LIBOR 1 M + 9.000%	10.000	02/07/24	183,163
889,346	i,q	Men’s Wearhouse, Inc	LIBOR 3 M + 3.250%	4.250	04/09/25	266,804
1,842,740	i	PetSmart, Inc	LIBOR 1 M + 3.500%	4.500	03/11/22	1,837,138
806,830	i	Sally Holdings LLC	LIBOR 1 M + 2.250%	2.400	07/05/24	778,590
1,950,313	i	Staples, Inc	LIBOR 3 M + 5.000%	5.251	04/16/26	1,809,519
		TOTAL RETAILING				6,163,568

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
675,404	i	MKS Instruments, Inc	LIBOR 1 M + 1.750%	1.897	02/02/26	664,091
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				664,091

SOFTWARE & SERVICES - 0.1%
1,244,155	i	Mitchell International, Inc	LIBOR 3 M + 3.250%	3.397	11/29/24	1,186,750
119,700	i	Presidio Holdings, Inc	LIBOR 1 M + 3.500%	3.770	01/22/27	117,980
125,000	i	Ultimate Software Group, Inc	LIBOR 3 M + 4.000%	4.750	05/04/26	124,547
1,750,000	i	Web.com Group Inc	LIBOR 1 M + 3.750%	3.901	10/10/25	1,687,437
		TOTAL SOFTWARE & SERVICES				3,116,714

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,979,950	i	Dell International LLC	LIBOR 1 M + 2.000%	2.750	09/19/25	1,969,516
215,302	i	MTS Systems Corp	LIBOR 3 M + 3.250%	4.000	07/05/23	212,072
2,506,404	i	Western Digital Corp	LIBOR 1 M + 1.750%	1.906	04/29/23	2,482,242
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				4,663,830

TELECOMMUNICATION SERVICES - 0.1%
1,146,338	i	CNT Holdings III Corp	LIBOR 1 M + 3.000%	4.000	01/22/23	1,143,953
696,500	i	Front Range BidCo, Inc	LIBOR 1 M + 3.000%	3.147	03/09/27	674,985
2,867,813	i	T-Mobile USA, Inc	LIBOR 1 M + 3.000%	3.147	04/01/27	2,863,454
		TOTAL TELECOMMUNICATION SERVICES				4,682,392
234

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
TRANSPORTATION - 0.1%
$1,521,188	i	Delta Air Lines, Inc	LIBOR 3 M + 4.750%	5.750%	05/01/23	$1,517,385
1,990,000	i	Genesee & Wyoming, Inc	LIBOR 1 M + 2.000%	2.220	12/30/26	1,955,493
475,000	i	Mileage Plus Holdings LLC	LIBOR 3 M + 5.250%	6.250	06/18/27	482,391
1,196,736	i	XPO Logistics, Inc	LIBOR 1 M + 2.000%	2.147	02/24/25	1,171,712
		TOTAL TRANSPORTATION				5,126,981

UTILITIES - 0.1%
468,882	i	AssuredPartners, Inc	LIBOR 1 M + 3.500%	3.646	02/12/27	454,647
995,000	i	AssuredPartners, Inc	LIBOR 1 M + 4.500%	5.500	02/12/27	990,443
1,984,435	i	Gopher Resource LLC	LIBOR 3 M + 3.250%	4.250	03/06/25	1,919,941
1,462,595	i	ProQuest LLC	LIBOR 1 M + 3.500%	3.647	10/23/26	1,443,216
427,500	i	Talen Energy Supply LLC	LIBOR 1 M + 3.750%	3.897	06/26/26	421,442
		TOTAL UTILITIES				5,229,689

		TOTAL BANK LOAN OBLIGATIONS				104,892,418
		(Cost $108,135,729)

BONDS - 94.4%

CORPORATE BONDS - 42.5%

AUTOMOBILES & COMPONENTS - 0.7%
350,000	g	Adient Global Holdings Ltd		4.875	08/15/26	333,375
350,000	g	Adient US LLC		9.000	04/15/25	385,875
720,000	g	Allison Transmission, Inc		5.000	10/01/24	727,243
1,625,000	g	Clarios Global LP		6.750	05/15/25	1,710,312
1,500,000	g	Dana Financing Luxembourg SARL		6.500	06/01/26	1,563,750
575,000		Dana, Inc		5.375	11/15/27	589,375
350,000		Dana, Inc		5.625	06/15/28	361,375
750,000		Ford Motor Co		8.500	04/21/23	817,500
775,000		Ford Motor Co		9.000	04/22/25	888,545
1,000,000		Ford Motor Co		7.450	07/16/31	1,146,810
4,900,000	g	Gates Global LLC		6.250	01/15/26	5,034,750
3,300,000		General Motors Co		6.125	10/01/25	3,832,693
2,300,000		General Motors Co		5.000	10/01/28	2,586,620
1,350,000		General Motors Co		6.600	04/01/36	1,640,927
3,325,000		General Motors Co		5.200	04/01/45	3,576,306
750,000		General Motors Co		6.750	04/01/46	923,522
10,000,000		Goodyear Tire & Rubber Co		9.500	05/31/25	10,850,300
250,000	g,o	IHO Verwaltungs GmbH		4.750	09/15/26	253,125
1,450,000		Magna International, Inc		3.625	06/15/24	1,596,720
		TOTAL AUTOMOBILES & COMPONENTS				38,819,123

BANKS - 7.9%
2,000,000	g	Akbank T.A.S.		6.800	02/06/26	1,937,519
2,000,000	g	Akbank T.A.S.		6.797	04/27/28	1,743,600
2,450,000	g	Australia & New Zealand Banking Group Ltd		2.950	07/22/30	2,538,763
3,000,000	g	Banco del Estado de Chile		2.668	01/08/21	3,007,500
2,375,000	g	Banco del Estado de Chile		2.704	01/09/25	2,496,742
3,000,000	g	Banco Internacional del Peru SAA Interbank		4.000	07/08/30	3,015,000
235

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Banco Santander S.A.	2.746%	05/28/25	$1,050,830
1,905,000		Banco Santander S.A.	3.800	02/23/28	2,093,467
2,000,000		Bancolombia S.A.	4.625	12/18/29	1,942,500
2,000,000	g	Banistmo S.A.	4.250	07/31/27	2,034,000
3,000,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	3,014,940
2,150,000		Bank of America Corp	3.875	08/01/25	2,440,788
5,000,000		Bank of America Corp	0.981	09/25/25	4,998,786
11,975,000		Bank of America Corp	2.456	10/22/25	12,627,801
3,850,000		Bank of America Corp	4.250	10/22/26	4,455,534
2,735,000		Bank of America Corp	3.248	10/21/27	3,020,554
3,000,000		Bank of America Corp	3.824	01/20/28	3,399,071
5,004,000		Bank of America Corp	3.419	12/20/28	5,573,705
3,625,000		Bank of America Corp	2.884	10/22/30	3,912,759
20,250,000		Bank of America Corp	2.496	02/13/31	21,108,376
5,525,000		Bank of America Corp	2.592	04/29/31	5,834,325
4,025,000		Bank of America Corp	1.898	07/23/31	4,007,290
2,000,000		Bank of America Corp	4.083	03/20/51	2,471,223
630,000		Bank of America Corp	6.300	N/A‡	711,963
7,000,000		Bank of America Corp	6.100	N/A‡	7,620,270
1,500,000		Barclays plc	4.338	05/16/24	1,610,213
3,000,000		Barclays plc	3.932	05/07/25	3,230,277
6,855,000		Barclays plc	6.125	N/A‡	6,949,256
3,300,000	g	BNP Paribas S.A.	2.819	11/19/25	3,481,154
100,000	g	BNP Paribas S.A.	4.375	05/12/26	111,922
1,050,000	g	BNP Paribas S.A.	2.219	06/09/26	1,082,831
1,800,000	g	BNP Paribas S.A.	1.904	09/30/28	1,791,749
2,200,000	g	BNP Paribas S.A.	3.052	01/13/31	2,363,042
1,600,000	g	BNP Paribas S.A.	2.588	08/12/35	1,552,648
925,000	g	BNP Paribas S.A.	6.625	N/A‡	979,344
1,800,000	g	BPCE S.A.	4.625	07/11/24	1,982,014
6,735,000		Citigroup, Inc	1.678	05/15/24	6,898,993
1,625,000		Citigroup, Inc	3.875	03/26/25	1,787,672
5,895,000		Citigroup, Inc	3.200	10/21/26	6,500,004
2,805,000		Citigroup, Inc	4.300	11/20/26	3,210,649
6,070,000		Citigroup, Inc	4.450	09/29/27	7,031,015
11,200,000		Citigroup, Inc	2.666	01/29/31	11,779,956
8,300,000		Citigroup, Inc	4.412	03/31/31	9,954,545
2,135,000		Citigroup, Inc	2.572	06/03/31	2,244,072
7,500,000		Citigroup, Inc	6.300	N/A‡	7,856,250
10,000,000		Citigroup, Inc	5.000	N/A‡	9,950,000
1,525,000		Citizens Bank NA	2.650	05/26/22	1,575,802
1,380,000		Cooperatieve Rabobank UA	3.950	11/09/22	1,466,254
1,350,000	g	Cooperatieve Rabobank UA	2.625	07/22/24	1,440,405
5,725,000		Cooperatieve Rabobank UA	3.750	07/21/26	6,374,582
1,325,000	g	Credicorp Ltd	2.750	06/17/25	1,341,562
2,325,000	g	Credit Agricole S.A.	3.250	10/04/24	2,512,418
3,000,000	g	Credit Agricole S.A.	1.907	06/16/26	3,067,455
830,000	g	Danske Bank AS	5.375	01/12/24	933,453
1,525,000	g	DBS Group Holdings Ltd	4.520	12/11/28	1,665,239
1,206,000		Discover Bank	3.200	08/09/21	1,230,251
2,450,000		Discover Bank	2.450	09/12/24	2,584,348
800,000		Discover Bank	4.250	03/13/26	910,239
1,625,000		Discover Bank	3.450	07/27/26	1,778,455
1,375,000		Discover Bank	2.700	02/06/30	1,437,810
236

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$6,600,000		Fifth Third Bancorp	4.500%	N/A‡	$6,641,250
1,100,000		HSBC Holdings plc	3.033	11/22/23	1,147,378
1,775,000		HSBC Holdings plc	2.633	11/07/25	1,848,889
1,850,000		HSBC Holdings plc	1.645	04/18/26	1,844,786
1,300,000		HSBC Holdings plc	3.900	05/25/26	1,436,586
5,675,000		HSBC Holdings plc	4.292	09/12/26	6,319,270
630,000		HSBC Holdings plc	4.375	11/23/26	694,808
1,250,000		HSBC Holdings plc	4.041	03/13/28	1,380,829
1,200,000		HSBC Holdings plc	2.013	09/22/28	1,187,168
1,325,000		HSBC Holdings plc	4.950	03/31/30	1,594,688
2,200,000		HSBC Holdings plc	3.973	05/22/30	2,461,426
1,200,000		HSBC Holdings plc	2.357	08/18/31	1,187,688
990,000		Huntington Bancshares, Inc	4.000	05/15/25	1,127,808
5,000,000		Huntington Bancshares, Inc	5.625	N/A‡	5,500,000
2,625,000		Huntington National Bank	2.500	08/07/22	2,719,801
1,075,000	g	ING Groep NV	4.625	01/06/26	1,260,553
3,400,000	g	ING Groep NV	1.400	07/01/26	3,438,025
1,100,000		ING Groep NV	3.950	03/29/27	1,259,887
700,000		JPMorgan Chase & Co	2.700	05/18/23	739,171
5,000,000		JPMorgan Chase & Co	3.875	09/10/24	5,530,437
660,000		JPMorgan Chase & Co	3.900	07/15/25	746,406
5,525,000		JPMorgan Chase & Co	2.301	10/15/25	5,811,934
350,000		JPMorgan Chase & Co	3.200	06/15/26	388,116
13,880,000		JPMorgan Chase & Co	3.702	05/06/30	15,920,056
3,825,000		JPMorgan Chase & Co	2.739	10/15/30	4,117,837
5,000,000		JPMorgan Chase & Co	4.493	03/24/31	6,092,684
4,570,000		JPMorgan Chase & Co	2.522	04/22/31	4,864,276
4,575,000		JPMorgan Chase & Co	2.956	05/13/31	4,890,262
1,250,000		JPMorgan Chase & Co	4.260	02/22/48	1,569,633
6,400,000		JPMorgan Chase & Co	5.000	N/A‡	6,388,968
1,500,000		JPMorgan Chase & Co	6.750	N/A‡	1,623,750
890,000		Keycorp	5.000	N/A‡	897,788
1,800,000		Mitsubishi UFJ Financial Group, Inc	2.193	02/25/25	1,884,871
400,000		MUFG Americas Holdings Corp	3.500	06/18/22	419,201
2,650,000		Natwest Group plc	3.032	11/28/35	2,545,537
1,665,000	g	Oversea-Chinese Banking Corp Ltd	1.832	09/10/30	1,659,758
1,275,000		PNC Bank NA	2.450	11/05/20	1,275,295
1,200,000		PNC Bank NA	2.700	10/22/29	1,298,021
2,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	2,753,171
4,000,000		Regions Financial Corp	5.750	N/A‡	4,270,000
10,000,000	g	Royal Bank of Canada	3.350	10/22/21	10,312,600
2,900,000		Royal Bank of Canada	2.550	07/16/24	3,101,811
1,925,000		Royal Bank of Scotland Group plc	3.073	05/22/28	2,021,828
2,325,000		Santander Holdings USA, Inc	3.400	01/18/23	2,434,042
3,000,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	3,008,910
590,000	g	Standard Chartered plc	7.500	N/A‡	603,369
3,675,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	3,835,487
2,250,000		Sumitomo Mitsui Financial Group, Inc	2.696	07/16/24	2,393,555
3,300,000		Toronto-Dominion Bank	1.150	06/12/25	3,352,856
475,000		Toronto-Dominion Bank	3.625	09/15/31	533,625
1,350,000		Truist Bank	3.525	10/26/21	1,352,718
575,000		Truist Bank	2.750	05/01/23	606,437
1,225,000		Truist Bank	2.150	12/06/24	1,296,820
237

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,055,000		Truist Financial Corp	4.800%	N/A‡	$5,073,956
1,195,000		Truist Financial Corp	5.050	N/A‡	1,141,225
1,700,000	g	United Overseas Bank Ltd	3.750	04/15/29	1,813,184
23,900,000		Wells Fargo Bank NA	2.082	09/09/22	24,238,424
2,350,000		Westpac Banking Corp	2.850	05/13/26	2,600,034
1,300,000		Westpac Banking Corp	4.110	07/24/34	1,460,608
		TOTAL BANKS			417,642,686

CAPITAL GOODS - 1.0%
2,000,000	g	Adaro Indonesia PT	4.250	10/31/24	1,945,000
1,690,000	g	Airbus SE	3.150	04/10/27	1,782,520
1,250,000	g	BAE Systems plc	3.400	04/15/30	1,398,751
800,000	g	BAE Systems plc	1.900	02/15/31	791,763
2,825,000	g	Beacon Roofing Supply, Inc	4.500	11/15/26	2,909,750
2,000,000	g	BOC Aviation Ltd	3.000	09/11/29	2,033,940
600,000	g	Cloud Crane LLC	10.125	08/01/24	608,250
975,000	g	Embraer Netherlands Finance BV	6.950	01/17/28	987,110
115,000		General Electric Co	6.875	01/10/39	147,115
1,250,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125	05/15/29	1,453,125
775,000		Howmet Aerospace, Inc	6.875	05/01/25	856,375
3,195,000		Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29	3,743,697
1,590,000		John Deere Capital Corp	2.650	06/24/24	1,711,067
675,000		Johnson Controls International plc	1.750	09/15/30	680,675
800,000		L3Harris Technologies, Inc	3.850	06/15/23	866,072
875,000		L3Harris Technologies, Inc	2.900	12/15/29	954,897
500,000	g	Land O’ Lakes, Inc	8.000	N/A‡	482,500
670,000		Lockheed Martin Corp	2.500	11/23/20	670,847
500,000		Lockheed Martin Corp	1.850	06/15/30	520,079
650,000		Lockheed Martin Corp	2.800	06/15/50	675,180
375,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	389,703
2,000,000	g	NBM US Holdings, Inc	6.625	08/06/29	2,142,500
1,925,000		Northrop Grumman Corp	3.250	01/15/28	2,161,808
4,615,000		Parker-Hannifin Corp	3.250	06/14/29	5,165,389
750,000	g	PowerTeam Services LLC	9.033	12/04/25	790,313
2,000,000		Raytheon Technologies Corp	2.250	07/01/30	2,100,505
1,300,000		Roper Technologies, Inc	3.800	12/15/26	1,499,958
1,000,000		Roper Technologies, Inc	2.950	09/15/29	1,100,030
200,000		Trimble, Inc	4.900	06/15/28	235,887
2,800,000	g	TSMC Global Ltd	1.000	09/28/27	2,750,079
199,000		United Technologies Corp	3.650	08/16/23	214,992
4,450,000		United Technologies Corp	4.125	11/16/28	5,266,204
1,725,000		United Technologies Corp	4.500	06/01/42	2,173,759
975,000	g	WESCO Distribution, Inc	7.125	06/15/25	1,062,068
725,000	g	WESCO Distribution, Inc	7.250	06/15/28	794,364
300,000		Xylem, Inc	2.250	01/30/31	317,840
		TOTAL CAPITAL GOODS			53,384,112

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
770,000		ADT Corp	4.125	06/15/23	807,056
1,650,000		AECOM	5.875	10/15/24	1,785,952
800,000	g	ASGN, Inc	4.625	05/15/28	803,296
5,000,000		BayCare Health System, Inc	2.560	11/15/21	5,118,993
3,000,000		BayCare Health System, Inc	2.610	11/15/22	3,137,958
2,657,926	g	British Airways	3.800	09/20/31	2,604,699
238

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,400,000	g	Central American Bottling Corp		5.750%	01/31/27	$1,450,386
250,000	g	GFL Environmental, Inc		4.250	06/01/25	252,500
1,000,000	g	GFL Environmental, Inc		3.750	08/01/25	997,500
250,000	g	GFL Environmental, Inc		5.125	12/15/26	260,000
500,000		IHS Markit Ltd		4.125	08/01/23	543,750
1,830,000		IHS Markit Ltd		4.250	05/01/29	2,122,946
400,000	g	KAR Auction Services, Inc		5.125	06/01/25	399,992
775,000	g	Prime Security Services Borrower LLC		5.250	04/15/24	811,812
2,750,000	g	Prime Security Services Borrower LLC		5.750	04/15/26	2,940,795
1,200,000	g	Prime Security Services Borrower LLC		3.375	08/31/27	1,153,500
725,000	g	Prime Security Services Borrower LLC		6.250	01/15/28	734,063
1,000,000		Republic Services, Inc		3.550	06/01/22	1,043,196
1,550,000		Republic Services, Inc		2.900	07/01/26	1,713,712
200,000	g	Ritchie Bros Auctioneers, Inc		5.375	01/15/25	205,750
625,000		RR Donnelley & Sons Co		6.500	11/15/23	584,375
3,000,000	g	Stericycle, Inc		5.375	07/15/24	3,115,350
3,000,000		United Rentals North America, Inc		4.625	10/15/25	3,067,500
1,330,000		Verisk Analytics, Inc		4.125	03/15/29	1,567,544
325,000		Verisk Analytics, Inc		3.625	05/15/50	369,740
1,550,000		Waste Management, Inc		2.900	09/15/22	1,615,403
550,000		Waste Management, Inc		4.100	03/01/45	671,750
850,000		Waste Management, Inc		4.150	07/15/49	1,082,729
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				40,962,247

CONSUMER DURABLES & APPAREL - 0.1%
1,000,000		DR Horton, Inc		5.750	08/15/23	1,128,524
325,000	g	Hanesbrands, Inc		4.625	05/15/24	337,932
400,000		Leggett & Platt, Inc		4.400	03/15/29	443,428
2,250,000		Lennar Corp		4.500	04/30/24	2,413,125
1,870,000		Lennar Corp		5.875	11/15/24	2,089,725
369,000		Newell Brands, Inc		4.875	06/01/25	398,059
		TOTAL CONSUMER DURABLES & APPAREL				6,810,793

CONSUMER SERVICES - 0.7%
3,000,000	g	1011778 BC ULC / New Red Finance, Inc		5.750	04/15/25	3,202,500
8,000,000		Anheuser-Busch Cos LLC		3.650	02/01/26	8,940,893
3,095,000		Anheuser-Busch Cos LLC		4.900	02/01/46	3,836,525
750,000	g	Arcos Dorados Holdings, Inc		5.875	04/04/27	784,140
1,300,000	g	Boyd Gaming Corp		8.625	06/01/25	1,425,164
1,825,000	g	Cedar Fair LP		5.500	05/01/25	1,875,188
1,200,000	g	Cott Holdings, Inc		5.500	04/01/25	1,230,000
150,000	g	Hilton Domestic Operating Co, Inc		5.375	05/01/25	155,817
150,000	g	Hilton Domestic Operating Co, Inc		5.750	05/01/28	158,625
615,000	g	International Game Technology plc		6.250	02/15/22	628,069
2,070,000	g	International Game Technology plc		6.500	02/15/25	2,208,069
4,550,000	g	Live Nation Entertainment, Inc		6.500	05/15/27	4,910,542
1,550,000	g	Melco Resorts Finance Ltd		5.750	07/21/28	1,578,738
400,000	g	MGM China Holdings Ltd		5.250	06/18/25	405,000
2,355,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	1.331	02/01/24	2,338,165
2,745,000		Northwestern University		3.812	12/01/50	2,947,235
1,400,000		Sands China Ltd		5.400	08/08/28	1,557,388
325,000	g	Scientific Games International, Inc		5.000	10/15/25	327,031
100,000	g	Yum! Brands, Inc		7.750	04/01/25	110,500
		TOTAL CONSUMER SERVICES				38,619,589
239

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
DIVERSIFIED FINANCIALS - 4.8%
$2,000,000		AerCap Ireland Capital DAC	4.625%	07/01/22	$2,053,035
900,000		AerCap Ireland Capital DAC	3.650	07/21/27	823,992
3,000,000		AerCap Ireland Capital DAC	4.625	10/15/27	2,909,465
3,200,000		American Express Co	2.500	08/01/22	3,313,653
2,312,000		American Express Co	3.700	08/03/23	2,504,305
975,000		Ameriprise Financial, Inc	3.000	03/22/22	1,011,660
1,500,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	1,556,756
2,000,000	g	Banco BTG Pactual S.A.	4.500	01/10/25	2,042,520
1,380,000	g	Banco Mercantil del Norte S.A.	6.750	N/A‡	1,359,300
2,000,000	g	Bangkok Bank PCL	5.000	N/A‡	2,000,919
1,275,000		Bank of Montreal	3.803	12/15/32	1,420,355
6,300,000		Bank of New York Mellon Corp	4.700	N/A‡	6,684,300
875,000	g	BBVA Bancomer S.A.	1.875	09/18/25	854,875
2,850,000	g	BBVA Bancomer S.A.	5.125	01/18/33	2,743,125
1,200,000		Berkshire Hathaway, Inc	3.125	03/15/26	1,339,358
2,825,000		Capital One Bank USA NA	3.375	02/15/23	2,985,426
1,055,000		Capital One Financial Corp	3.750	03/09/27	1,170,866
6,675,000		Charles Schwab Corp	5.375	N/A‡	7,232,696
2,850,000	g	Comcel Trust	6.875	02/06/24	2,904,948
2,500,000	g	Credit Suisse Group AG.	2.997	12/14/23	2,602,116
475,000	g	Credit Suisse Group AG.	2.193	06/05/26	490,464
550,000	g	Credit Suisse Group AG.	4.194	04/01/31	634,554
5,335,000	g	Credit Suisse Group AG.	5.250	N/A‡	5,345,670
4,075,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	4,382,177
2,325,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	2,575,844
2,700,000		Deutsche Bank AG.	3.547	09/18/31	2,713,172
8,400,000		Discover Financial Services	6.125	N/A‡	8,885,520
4,550,000		Equitable Holdings, Inc	4.950	N/A‡	4,641,000
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,007,870
6,100,000		Ford Motor Credit Co LLC	3.336	03/18/21	6,103,355
1,775,000		Ford Motor Credit Co LLC	3.096	05/04/23	1,733,288
1,140,000		Ford Motor Credit Co LLC	5.584	03/18/24	1,185,871
10,000,000		GE Capital International Funding Co	2.342	11/15/20	10,022,379
1,775,000		GE Capital International Funding Co	3.373	11/15/25	1,892,924
9,725,000		GE Capital International Funding Co	4.418	11/15/35	10,277,783
2,000,000		General Motors Financial Co, Inc	2.750	06/20/25	2,048,640
1,800,000		General Motors Financial Co, Inc	5.650	01/17/29	2,101,261
3,300,000		General Motors Financial Co, Inc	3.600	06/21/30	3,402,448
4,550,000		General Motors Financial Co, Inc	5.700	N/A‡	4,567,063
7,600,000		Goldman Sachs Group, Inc	2.625	04/25/21	7,682,885
660,000		Goldman Sachs Group, Inc	5.250	07/27/21	685,728
2,230,000		Goldman Sachs Group, Inc	5.750	01/24/22	2,380,375
1,250,000		Goldman Sachs Group, Inc	4.000	03/03/24	1,374,643
1,050,000		Goldman Sachs Group, Inc	3.500	01/23/25	1,151,855
8,625,000		Goldman Sachs Group, Inc	3.691	06/05/28	9,669,826
4,150,000		Goldman Sachs Group, Inc	2.600	02/07/30	4,378,984
1,300,000		Goldman Sachs Group, Inc	4.017	10/31/38	1,514,220
1,425,000		Goldman Sachs Group, Inc	4.800	07/08/44	1,861,443
8,050,000		Goldman Sachs Group, Inc	5.500	N/A‡	8,492,750
5,000,000		Goldman Sachs Group, Inc	4.950	N/A‡	5,001,500
2,500,000	g	Grupo Aval Ltd	4.375	02/04/30	2,412,500
240

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,000,000	g	High Street Funding Trust I		4.111%	02/15/28	$2,292,253
925,000		Icahn Enterprises LP		5.250	05/15/27	963,665
2,000,000		International Lease Finance Corp		5.875	08/15/22	2,139,985
425,000		Legg Mason, Inc		3.950	07/15/24	470,003
850,000	g	Lions Gate Capital Holdings LLC		5.875	11/01/24	835,125
1,550,000		Morgan Stanley		5.500	07/28/21	1,615,140
6,550,000		Morgan Stanley		3.125	01/23/23	6,926,316
3,445,000		Morgan Stanley		2.720	07/22/25	3,659,485
6,300,000		Morgan Stanley		2.188	04/28/26	6,594,690
7,925,000		Morgan Stanley		3.125	07/27/26	8,748,617
2,000,000		Morgan Stanley		3.625	01/20/27	2,259,231
1,480,000		Morgan Stanley		3.950	04/23/27	1,671,977
1,850,000		Morgan Stanley		2.699	01/22/31	1,975,060
1,140,000		Northern Trust Corp		3.950	10/30/25	1,320,083
2,375,000	g	Power Finance Corp Ltd		3.950	04/23/30	2,300,521
1,715,000	g	Quicken Loans, Inc		5.250	01/15/28	1,807,027
1,000,000	g	REC Ltd		4.750	05/19/23	1,052,211
5,000,000	g,i	Sanders Re Ltd	LIBOR 6 M + 2.930%	2.975	12/06/21	4,932,000
2,000,000		Shire Acquisitions Investments Ireland DAC		3.200	09/23/26	2,223,292
1,500,000	g,i	Sierra Ltd		3.342	12/28/22	1,518,150
600,000		Springleaf Finance Corp		6.125	03/15/24	628,500
1,800,000		Springleaf Finance Corp		8.875	06/01/25	1,993,500
1,350,000		Springleaf Finance Corp		5.375	11/15/29	1,404,000
700,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	797,738
55,000		Synchrony Financial		2.850	07/25/22	56,650
700,000		Synchrony Financial		4.375	03/19/24	759,059
2,300,000		Synchrony Financial		4.250	08/15/24	2,498,895
850,000	g	UBS AG.		2.450	12/01/20	851,468
1,875,000	g	UBS Group AG.		2.859	08/15/23	1,946,743
1,775,000	g	UBS Group AG.		3.126	08/13/30	1,970,002
350,000		Voya Financial, Inc		5.700	07/15/43	468,786
925,000		Voya Financial, Inc		6.125	N/A‡	948,125
1,355,000		Wells Fargo & Co		4.600	04/01/21	1,383,764
2,075,000		Wells Fargo & Co		3.750	01/24/24	2,254,205
1,050,000		Wells Fargo & Co		3.550	09/29/25	1,167,474
1,100,000		Wells Fargo & Co		3.000	10/23/26	1,200,736
5,825,000		Wells Fargo & Co		2.393	06/02/28	6,074,778
3,600,000		Wells Fargo & Co		2.879	10/30/30	3,839,800
1,500,000		Wells Fargo & Co		5.875	N/A‡	1,616,100
		TOTAL DIVERSIFIED FINANCIALS				257,296,816

ENERGY - 3.5%
1,450,000	g	Abu Dhabi Crude Oil Pipeline LLC		4.600	11/02/47	1,774,145
400,000		AmeriGas Partners LP		5.875	08/20/26	439,692
3,950,000	g	Archrock Partners LP		6.875	04/01/27	3,792,830
1,185,000		Baker Hughes a GE Co LLC		2.773	12/15/22	1,238,968
850,000		BP Capital Markets plc		2.520	09/19/22	882,159
3,300,000		Chevron Corp		1.554	05/11/25	3,418,857
1,475,000		Chevron Corp		2.236	05/11/30	1,564,116
187,563	†	Cloud Peak Energy, Inc		9.000	10/24/24	56,269
351,682	†,o	Cloud Peak Energy, Inc		12.000	05/01/25	105,505
2,500,000		Concho Resources, Inc		2.400	02/15/31	2,388,882
45,000		ConocoPhillips Co		6.500	02/01/39	65,727
2,325,000		Crestwood Midstream Partners LP		5.750	04/01/25	2,115,750
241

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,975,000		Diamondback Energy, Inc	2.875%	12/01/24	$3,011,664
2,125,000		Diamondback Energy, Inc	3.250	12/01/26	2,127,645
3,000,000		Diamondback Energy, Inc	3.500	12/01/29	2,892,450
2,300,000		Ecopetrol S.A.	6.875	04/29/30	2,754,250
375,000		Ecopetrol S.A.	5.875	05/28/45	408,750
2,450,000		Enbridge, Inc	3.125	11/15/29	2,603,183
2,340,000		Enbridge, Inc	5.750	07/15/80	2,421,437
6,420,000		Energy Transfer Operating LP	3.600	02/01/23	6,598,195
5,930,000		Energy Transfer Operating LP	4.200	09/15/23	6,248,586
1,375,000		Energy Transfer Operating LP	2.900	05/15/25	1,382,153
950,000		Energy Transfer Operating LP	4.750	01/15/26	1,012,278
575,000		Energy Transfer Operating LP	5.500	06/01/27	627,105
2,000,000		Energy Transfer Operating LP	4.950	06/15/28	2,116,952
575,000		Energy Transfer Operating LP	5.250	04/15/29	618,300
3,075,000		Energy Transfer Operating LP	3.750	05/15/30	2,976,210
2,100,000		Energy Transfer Operating LP	6.250	04/15/49	2,160,987
2,700,000		Energy Transfer Operating LP	5.000	05/15/50	2,478,522
1,105,000		Enterprise Products Operating LLC	2.800	02/15/21	1,114,936
1,025,000		Enterprise Products Operating LLC	3.700	02/15/26	1,149,336
1,550,000		Enterprise Products Operating LLC	3.125	07/31/29	1,688,181
200,000		Enterprise Products Operating LLC	2.800	01/31/30	211,731
750,000		Enterprise Products Operating LLC	4.900	05/15/46	844,083
1,025,000		Enterprise Products Operating LLC	4.250	02/15/48	1,086,776
1,600,000		Enterprise Products Operating LLC	4.800	02/01/49	1,841,368
1,105,000		Enterprise Products Operating LLC	4.200	01/31/50	1,173,200
3,125,000		Enterprise Products Operating LLC	3.700	01/31/51	3,077,822
1,525,000		Enterprise Products Operating LLC	3.950	01/31/60	1,497,392
1,225,000	g	EQM Midstream Partners LP	6.000	07/01/25	1,263,281
675,000		Genesis Energy LP	6.500	10/01/25	578,812
3,750,000		Genesis Energy LP	6.250	05/15/26	3,122,662
1,750,000	g	Geopark Ltd	5.500	01/17/27	1,548,767
1,700,000	g	KazMunayGas National Co JSC	5.375	04/24/30	1,983,451
940,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	1,089,103
1,000,000		Kinder Morgan, Inc	3.450	02/15/23	1,050,442
400,000		Kinder Morgan, Inc	5.300	12/01/34	471,186
2,025,000	g	Leviathan Bond Ltd	6.125	06/30/25	2,090,587
1,500,000	g	Leviathan Bond Ltd	6.500	06/30/27	1,555,292
2,150,000		Magellan Midstream Partners LP	3.250	06/01/30	2,305,848
2,200,000		Marathon Petroleum Corp	3.800	04/01/28	2,388,556
700,000		Marathon Petroleum Corp	4.750	09/15/44	729,309
1,650,000		Marathon Petroleum Corp	5.000	09/15/54	1,693,895
550,000		MPLX LP	5.250	01/15/25	570,194
1,475,000		MPLX LP	4.875	06/01/25	1,671,907
2,625,000		MPLX LP	1.750	03/01/26	2,619,034
2,900,000		MPLX LP	4.000	03/15/28	3,164,340
1,850,000		MPLX LP	2.650	08/15/30	1,812,711
3,125,000		MPLX LP	4.500	04/15/38	3,194,362
1,550,000		MPLX LP	4.700	04/15/48	1,567,523
1,617,000		Murphy Oil Corp	5.875	12/01/27	1,380,983
450,000		Murphy Oil USA, Inc	5.625	05/01/27	478,125
300,000		Noble Energy, Inc	3.900	11/15/24	328,192
400,000		Noble Energy, Inc	3.850	01/15/28	454,003
975,000		Noble Energy, Inc	5.050	11/15/44	1,262,807
242

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,400,000		NuStar Logistics LP	5.750%	10/01/25	$1,445,920
800,000		Occidental Petroleum Corp	5.550	03/15/26	724,728
2,375,000		Occidental Petroleum Corp	3.500	08/15/29	1,821,150
1,200,000		Occidental Petroleum Corp	4.300	08/15/39	831,792
475,000		Occidental Petroleum Corp	4.100	02/15/47	320,672
950,000	g	Oleoducto Central S.A.	4.000	07/14/27	986,575
1,100,000		ONEOK, Inc	4.000	07/13/27	1,144,700
4,150,000		ONEOK, Inc	4.550	07/15/28	4,396,184
3,050,000		ONEOK, Inc	4.350	03/15/29	3,182,390
3,115,000		ONEOK, Inc	3.400	09/01/29	3,055,531
1,650,000		ONEOK, Inc	3.100	03/15/30	1,587,458
600,000		ONEOK, Inc	5.200	07/15/48	577,379
1,650,000		ONEOK, Inc	4.500	03/15/50	1,457,594
850,000	g	Pertamina Persero PT	3.650	07/30/29	912,281
1,200,000	g	Peru LNG Srl	5.375	03/22/30	919,128
800,000		Petrobras Global Finance BV	5.093	01/15/30	840,680
1,500,000		Petrobras Global Finance BV	5.600	01/03/31	1,602,315
2,000,000		Petrobras Global Finance BV	6.900	03/19/49	2,224,200
2,800,000		Petroleos Mexicanos	6.500	03/13/27	2,611,000
1,250,000		Petroleos Mexicanos	5.350	02/12/28	1,069,962
1,992,000	g	Petroleos Mexicanos	6.840	01/23/30	1,772,880
2,700,000	g	Petroleos Mexicanos	5.950	01/28/31	2,245,374
1,275,000	g	Petronas Capital Ltd	3.500	04/21/30	1,421,788
625,000		Phillips 66 Partners LP	3.150	12/15/29	616,386
1,025,000		Phillips 66 Partners LP	4.680	02/15/45	1,042,946
475,000		Regency Energy Partners LP	4.500	11/01/23	504,748
705,000		Sabine Pass Liquefaction LLC	5.875	06/30/26	833,477
1,950,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	2,115,527
800,000	g	Sabine Pass Liquefaction LLC	4.500	05/15/30	900,383
1,300,000		Shell International Finance BV	2.875	05/10/26	1,438,918
1,350,000		Shell International Finance BV	3.125	11/07/49	1,390,065
1,275,000		SM Energy Co	6.625	01/15/27	566,342
1,790,000	g	Stena AB	7.000	02/01/24	1,748,830
2,000,000		Suburban Propane Partners LP	5.500	06/01/24	2,012,540
705,000		Suncor Energy, Inc	6.800	05/15/38	920,957
1,400,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,429,355
600,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	565,546
250,000		Sunoco LP	4.875	01/15/23	251,250
1,500,000		Targa Resources Partners LP	5.875	04/15/26	1,540,050
525,000		Targa Resources Partners LP	6.500	07/15/27	547,312
2,000,000	g	Thaioil Treasury Center Co Ltd	2.500	06/18/30	1,952,040
3,300,000		Total Capital International S.A.	3.127	05/29/50	3,408,461
5,200,000		TransCanada PipeLines Ltd	4.250	05/15/28	6,008,291
497,640	g	Transocean Guardian Ltd	5.875	01/15/24	320,978
1,600,000		USA Compression Partners LP	6.875	04/01/26	1,586,000
1,075,000		USA Compression Partners LP	6.875	09/01/27	1,065,992
2,100,000	†,g	YPF S.A.	6.950	07/21/27	1,401,750
		TOTAL ENERGY			185,661,589

FOOD & STAPLES RETAILING - 0.5%
1,575,000		Costco Wholesale Corp	1.375	06/20/27	1,612,365
2,350,000		Costco Wholesale Corp	1.600	04/20/30	2,393,856
750,000		Costco Wholesale Corp	1.750	04/20/32	768,830
1,012,000		Ingles Markets, Inc	5.750	06/15/23	1,026,370
243

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,150,000		Kroger Co	3.700%	08/01/27	$1,317,763
1,800,000		Kroger Co	3.875	10/15/46	2,036,004
325,000		Kroger Co	4.450	02/01/47	399,428
675,000		SYSCO Corp	3.300	07/15/26	737,701
5,700,000		Walmart, Inc	3.700	06/26/28	6,736,366
2,350,000		Walmart, Inc	3.250	07/08/29	2,738,065
4,075,000		Walmart, Inc	2.375	09/24/29	4,497,910
1,550,000		Walmart, Inc	3.950	06/28/38	1,939,600
		TOTAL FOOD & STAPLES RETAILING			26,204,258

FOOD, BEVERAGE & TOBACCO - 1.4%
1,725,000		Altria Group, Inc	4.800	02/14/29	2,045,721
1,000,000		Altria Group, Inc	3.400	05/06/30	1,088,314
1,400,000		Altria Group, Inc	5.950	02/14/49	1,876,873
5,580,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	6,782,998
2,160,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	2,516,612
1,850,000		BAT Capital Corp	2.259	03/25/28	1,854,510
4,900,000		BAT Capital Corp	4.906	04/02/30	5,775,635
3,175,000		BAT Capital Corp	2.726	03/25/31	3,144,600
1,575,000		BAT Capital Corp	3.734	09/25/40	1,562,795
1,650,000		BAT Capital Corp	4.540	08/15/47	1,763,409
1,975,000	g	BRF S.A.	4.875	01/24/30	2,026,824
1,000,000	g	BRF S.A.	5.750	09/21/50	992,260
825,000		Coca-Cola Co	1.450	06/01/27	850,481
5,000,000		Coca-Cola Co	1.000	03/15/28	4,983,879
450,000		Constellation Brands, Inc	4.400	11/15/25	523,049
450,000		Constellation Brands, Inc	3.700	12/06/26	514,538
325,000		Constellation Brands, Inc	3.600	02/15/28	367,291
1,625,000		Constellation Brands, Inc	3.150	08/01/29	1,773,659
350,000		Constellation Brands, Inc	2.875	05/01/30	377,650
1,800,000	g	Corp Lindley S.A.	4.625	04/12/23	1,885,518
3,125,000	g	Cosan Ltd	5.500	09/20/29	3,218,781
1,650,000		Diageo Capital plc	2.125	10/24/24	1,747,603
2,425,000		Diageo Capital plc	2.375	10/24/29	2,583,961
1,150,000		Diageo Capital plc	2.000	04/29/30	1,183,838
1,675,000	g	Embotelladora Andina S.A.	3.950	01/21/50	1,771,312
925,000		General Mills, Inc	2.875	04/15/30	1,014,270
2,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	2,328,860
1,800,000	g	Grupo Bimbo SAB de C.V.	5.950	N/A‡	1,885,050
475,000		JM Smucker Co	2.375	03/15/30	495,345
1,325,000		JM Smucker Co	3.550	03/15/50	1,414,048
1,000,000		Kellogg Co	3.400	11/15/27	1,126,965
1,450,000	g	Kernel Holding S.A.	6.500	10/17/24	1,446,403
1,150,000	g	Kraft Heinz Foods Co	3.875	05/15/27	1,224,980
875,000	g	Kraft Heinz Foods Co	4.250	03/01/31	959,350
975,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	1,016,438
775,000		PepsiCo, Inc	3.450	10/06/46	896,564
4,000,000		PepsiCo, Inc	3.625	03/19/50	4,850,203
1,900,000		Philip Morris International, Inc	2.100	05/01/30	1,953,010
100,000		Philip Morris International, Inc	6.375	05/16/38	148,218
3,100,000	g	Post Holdings, Inc	4.625	04/15/30	3,189,125
650,000		Tyson Foods, Inc	3.900	09/28/23	710,537
1,075,000		Tyson Foods, Inc	3.950	08/15/24	1,196,584
		TOTAL FOOD, BEVERAGE & TOBACCO			79,068,061
244

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
HEALTH CARE EQUIPMENT & SERVICES - 2.1%
$1,225,000		Abbott Laboratories	3.875%	09/15/25	$1,398,426
1,247,000		Abbott Laboratories	3.750	11/30/26	1,446,628
450,000		Abbott Laboratories	5.300	05/27/40	657,193
3,500,000		Anthem, Inc	3.650	12/01/27	3,985,139
1,500,000	g	Avantor Funding, Inc	4.625	07/15/28	1,556,250
3,016,000		Becton Dickinson & Co	3.700	06/06/27	3,418,039
1,200,000		Boston Scientific Corp	4.000	03/01/29	1,395,197
800,000	g	Centene Corp	5.375	08/15/26	847,340
1,150,000		Centene Corp	4.625	12/15/29	1,240,459
1,000,000		Centene Corp	3.375	02/15/30	1,037,500
755,000	g	Centene Escrow I Corp	5.375	06/01/26	796,880
2,750,000	g	CHS/Community Health Systems, Inc	8.000	03/15/26	2,700,191
1,600,000		Cigna Corp	2.400	03/15/30	1,654,386
1,525,000		Cigna Corp	3.200	03/15/40	1,613,682
375,000		Covidien International Finance S.A.	3.200	06/15/22	390,036
1,775,000		CVS Health Corp	2.625	08/15/24	1,891,650
4,350,000		CVS Health Corp	2.875	06/01/26	4,709,034
3,800,000		CVS Health Corp	3.750	04/01/30	4,342,083
7,450,000		CVS Health Corp	1.750	08/21/30	7,293,323
5,175,000		CVS Health Corp	4.780	03/25/38	6,262,747
1,400,000		CVS Health Corp	2.700	08/21/40	1,339,095
2,425,000		CVS Health Corp	5.050	03/25/48	3,083,892
1,125,000		CVS Health Corp	4.250	04/01/50	1,319,343
1,000,000		Danaher Corp	2.600	10/01/50	974,205
3,100,000	g	DaVita, Inc	4.625	06/01/30	3,181,840
3,950,000	g	DaVita, Inc	3.750	02/15/31	3,806,023
540,000		Encompass Health Corp	5.750	11/01/24	540,810
5,400,000		Encompass Health Corp	4.500	02/01/28	5,427,000
4,000,000		HCA, Inc	3.500	09/01/30	4,072,846
1,320,000		HCA, Inc	5.500	06/15/47	1,645,856
3,500,000	g	Hologic, Inc	3.250	02/15/29	3,521,875
1,800,000		Humana, Inc	3.950	03/15/27	2,059,453
1,250,000	g	Molina Healthcare, Inc	4.375	06/15/28	1,275,625
500,000		Orlando Health Obligated Group	2.981	10/01/20	500,000
50,000		Quest Diagnostics, Inc	4.250	04/01/24	55,437
1,510,000	g	SBA Tower Trust	3.168	04/11/22	1,528,256
5,800,000	g	SBA Tower Trust	2.836	01/15/25	6,206,161
2,080,000	g	SBA Tower Trust	1.884	01/15/26	2,125,834
820,000	g	SBA Tower Trust	2.328	01/15/28	832,319
350,000	g	Teleflex, Inc	4.250	06/01/28	362,250
4,200,000		Tenet Healthcare Corp	4.625	07/15/24	4,210,500
375,000	g	Tenet Healthcare Corp	4.625	06/15/28	378,159
3,400,000	g	Tenet Healthcare Corp	6.125	10/01/28	3,310,750
2,650,000		UnitedHealth Group, Inc	2.950	10/15/27	2,951,804
70,000		UnitedHealth Group, Inc	4.750	07/15/45	94,435
1,400,000		UnitedHealth Group, Inc	3.750	10/15/47	1,658,129
2,000,000		UnitedHealth Group, Inc	3.700	08/15/49	2,387,180
550,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	587,166
1,290,000		Zimmer Biomet Holdings, Inc	3.550	04/01/25	1,425,812
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			109,498,238
245

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
$900,000		Kimberly-Clark Corp	1.050%	09/15/27	$906,228
2,000,000		Procter & Gamble Co	3.600	03/25/50	2,533,993
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,440,221

INSURANCE - 1.3%
150,000		Aetna, Inc	6.625	06/15/36	213,009
53,000		Aflac, Inc	6.450	08/15/40	77,073
550,000	g	AIA Group Ltd	3.200	09/16/40	567,947
1,500,000		Allstate Corp	3.850	08/10/49	1,779,038
550,000		American Financial Group, Inc	3.500	08/15/26	595,291
2,675,000		American International Group, Inc	3.400	06/30/30	2,950,794
1,250,000		Aon Corp	2.800	05/15/30	1,349,539
3,275,000		Aon plc	3.500	06/14/24	3,567,729
675,000		Berkshire Hathaway Finance Corp	1.850	03/12/30	705,101
400,000		Berkshire Hathaway Finance Corp	4.250	01/15/49	520,532
3,600,000		Chubb INA Holdings, Inc	2.875	11/03/22	3,765,410
700,000		CNA Financial Corp	3.950	05/15/24	775,519
1,725,000		CNA Financial Corp	2.050	08/15/30	1,709,478
550,000	g	Equitable Financial Life Global Funding	1.400	07/07/25	561,389
3,025,000	g	Five Corners Funding Trust	4.419	11/15/23	3,361,048
2,200,000	g	Five Corners Funding Trust II	2.850	05/15/30	2,372,942
445,000		Genworth Holdings, Inc	4.800	02/15/24	409,387
1,650,000		Hartford Financial Services Group, Inc	2.800	08/19/29	1,788,008
250,000		Hartford Financial Services Group, Inc	4.300	04/15/43	293,066
1,000,000		Hartford Financial Services Group, Inc	3.600	08/19/49	1,107,951
144,000	g	Liberty Mutual Group, Inc	4.250	06/15/23	157,407
1,521,000	g	Liberty Mutual Group, Inc	4.569	02/01/29	1,838,336
1,750,000	g	Liberty Mutual Group, Inc	3.951	10/15/50	1,949,134
475,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	518,804
375,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	414,145
875,000		MetLife, Inc	3.600	11/13/25	993,127
9,100,000		MetLife, Inc	3.850	N/A‡	9,065,875
900,000	g	Metropolitan Life Global Funding I	2.950	04/09/30	1,009,476
500,000		Principal Financial Group, Inc	2.125	06/15/30	514,691
500,000		Prudential Financial, Inc	3.905	12/07/47	555,034
2,610,000		Prudential Financial, Inc	3.700	10/01/50	2,662,983
300,000	g	Prudential Funding LLC	6.750	09/15/23	346,392
1,050,000		Reinsurance Group of America, Inc	3.900	05/15/29	1,197,952
2,250,000	g,i	Residential Reinsurance 2017 Ltd	3.362	06/06/21	2,254,725
8,500,000	g,i	Sutter Re Ltd	5.092	06/06/22	8,700,600
400,000		Travelers Cos, Inc	2.550	04/27/50	391,515
2,200,000	g,i	Vitality Re X Ltd	1.842	01/10/23	2,187,900
850,000		Willis North America, Inc	3.600	05/15/24	927,985
1,515,000		XLIT Ltd	4.450	03/31/25	1,713,067
		TOTAL INSURANCE			65,869,399

MATERIALS - 1.9%
1,400,000		Agrium, Inc	3.375	03/15/25	1,495,683
550,000		Air Products & Chemicals, Inc	1.500	10/15/25	570,420
600,000		Air Products & Chemicals, Inc	2.050	05/15/30	632,173
200,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	206,250
200,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	209,500
1,350,000	g	Anglo American Capital plc	2.625	09/10/30	1,339,065
246

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,050,000		AngloGold Ashanti Holdings plc	3.750%	10/01/30	$2,090,721
2,600,000	g	Arconic Corp	6.000	05/15/25	2,776,605
175,000	g	Arconic Rolled Products Corp	6.125	02/15/28	179,703
2,425,000		Ball Corp	2.875	08/15/30	2,397,719
270,000		Bemis Co, Inc	3.100	09/15/26	294,217
325,000		Bemis Co, Inc	2.630	06/19/30	346,851
1,000,000	g	Berry Global, Inc	5.625	07/15/27	1,048,750
2,500,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	2,646,900
1,375,000	g	Cemex SAB de C.V.	7.375	06/05/27	1,485,701
2,500,000	g	Cemex SAB de C.V.	5.450	11/19/29	2,528,125
2,175,000	g	Cleveland-Cliffs, Inc	9.875	10/17/25	2,427,844
2,300,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	2,518,546
2,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.150	01/14/30	2,125,440
1,800,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.700	01/30/50	1,904,238
5,805,000		DowDuPont, Inc	4.493	11/15/25	6,675,209
2,310,000		DowDuPont, Inc	4.725	11/15/28	2,771,418
500,000	g	Element Solutions, Inc	3.875	09/01/28	490,625
950,000	g	Enviva Partners LP	6.500	01/15/26	1,001,062
3,500,000	g,h	First Quantum Minerals Ltd	6.875	10/15/27	3,371,550
3,000,000		Freeport-McMoRan, Inc	5.450	03/15/43	3,330,780
1,200,000	g	Fresnillo plc	4.250	10/02/50	1,185,336
775,000	g	Hudbay Minerals, Inc	6.125	04/01/29	767,250
600,000	g	Industrias Penoles SAB de C.V.	4.150	09/12/29	651,300
750,000		International Paper Co	5.000	09/15/35	975,651
50,000		International Paper Co	8.700	06/15/38	77,224
1,500,000		International Paper Co	5.150	05/15/46	1,962,352
450,000		International Paper Co	4.350	08/15/48	549,615
2,875,000	g	Inversiones CMPC S.A.	4.375	04/04/27	3,202,060
630,000	g	James Hardie International Finance DAC	4.750	01/15/25	643,388
1,650,000		LyondellBasell Industries NV	6.000	11/15/21	1,726,646
900,000	g,h	Metinvest BV	7.650	10/01/27	873,261
1,400,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	1,412,185
1,400,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	1,414,158
467,000		Mosaic Co	4.875	11/15/41	489,035
1,200,000		Newmont Corp	2.250	10/01/30	1,237,539
3,000,000	g	Nova Chemicals Corp	4.875	06/01/24	2,978,475
1,125,000		Nutrien Ltd	3.375	03/15/25	1,241,993
2,500,000		Nutrien Ltd	2.950	05/13/30	2,733,433
2,500,000	g	OCI NV	6.625	04/15/23	2,585,000
2,375,000	g	OCI NV	4.625	10/15/25	2,375,000
1,700,000	g	OCP S.A.	6.875	04/25/44	2,154,954
2,400,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	2,520,000
2,900,000	g	PolyOne Corp	5.750	05/15/25	3,074,000
2,425,000		Praxair, Inc	1.100	08/10/30	2,347,925
675,000		Praxair, Inc	2.000	08/10/50	607,151
2,450,000	g	SABIC Capital II BV	4.500	10/10/28	2,856,118
2,450,000		Sherwin-Williams Co	2.300	05/15/30	2,556,731
1,500,000	g	Sociedad Quimica y Minera de Chile S.A.	4.250	05/07/29	1,702,320
2,200,000	g	Standard Industries, Inc	5.000	02/15/27	2,288,000
1,325,000	g	Suzano Austria GmbH	7.000	03/16/47	1,568,084
500,000	g	Tronox Finance plc	5.750	10/01/25	492,500
585,000	g	Tronox, Inc	6.500	04/15/26	585,000
400,000	g	Univar Solutions USA, Inc	5.125	12/01/27	410,500
247

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$900,000		Vulcan Materials Co	3.500%	06/01/30	$1,007,258
820,000		WestRock RKT LLC	4.900	03/01/22	868,714
1,100,000		WRKCo, Inc	4.900	03/15/29	1,356,509
		TOTAL MATERIALS			102,341,760

MEDIA & ENTERTAINMENT - 2.7%
875,000		Activision Blizzard, Inc	3.400	09/15/26	996,395
1,100,000		Activision Blizzard, Inc	1.350	09/15/30	1,071,761
2,775,000		Alphabet, Inc	1.100	08/15/30	2,747,535
1,825,000		Alphabet, Inc	2.050	08/15/50	1,695,968
1,650,000	g	Banco Nacional de Panama	2.500	08/11/30	1,632,675
1,175,000	g	Cable Onda S.A.	4.500	01/30/30	1,222,940
500,000	g	CBS Radio, Inc	7.250	11/01/24	417,500
1,800,000	g	CCO Holdings LLC	4.500	08/15/30	1,890,081
3,227,000		Charter Communications Operating LLC	4.464	07/23/22	3,416,331
1,700,000		Charter Communications Operating LLC	3.750	02/15/28	1,878,556
1,750,000		Charter Communications Operating LLC	4.200	03/15/28	1,987,138
1,465,000		Charter Communications Operating LLC	5.125	07/01/49	1,695,172
8,150,000		Charter Communications Operating LLC	4.800	03/01/50	9,314,998
1,800,000		Comcast Corp	3.700	04/15/24	1,987,607
2,900,000		Comcast Corp	3.950	10/15/25	3,325,630
4,750,000		Comcast Corp	2.350	01/15/27	5,102,921
1,625,000		Comcast Corp	3.300	02/01/27	1,832,041
5,000,000		Comcast Corp	4.150	10/15/28	6,033,126
4,025,000		Comcast Corp	2.650	02/01/30	4,389,370
2,150,000		Comcast Corp	1.950	01/15/31	2,207,561
2,300,000		Comcast Corp	1.500	02/15/31	2,263,329
2,975,000		Comcast Corp	3.200	07/15/36	3,301,747
1,000,000		Comcast Corp	3.900	03/01/38	1,183,984
755,000		Comcast Corp	6.400	05/15/38	1,141,404
8,550,000		Comcast Corp	3.450	02/01/50	9,708,763
3,425,000		Comcast Corp	2.800	01/15/51	3,432,069
2,300,000		Comcast Corp	2.450	08/15/52	2,150,168
1,000,000		CSC Holdings LLC	6.750	11/15/21	1,047,420
1,800,000	g	CSC Holdings LLC	5.750	01/15/30	1,912,878
446,000		Discovery Communications LLC	2.950	03/20/23	469,821
2,000,000		Discovery Communications LLC	4.125	05/15/29	2,297,749
2,000,000		Discovery Communications LLC	5.200	09/20/47	2,397,717
2,150,000	g	Entercom Media Corp	6.500	05/01/27	1,870,500
325,000	g	EW Scripps Co	5.125	05/15/25	317,687
2,400,000	g	Gray Escrow, Inc	7.000	05/15/27	2,601,930
1,400,000	g	Gray Television, Inc	5.875	07/15/26	1,452,500
2,785,000		Grupo Televisa SAB	6.625	01/15/40	3,669,839
1,275,000	g	Lamar Media Corp	3.750	02/15/28	1,268,625
3,000,000	g	Lamar Media Corp	4.875	01/15/29	3,120,000
1,000,000	g	Lamar Media Corp	4.000	02/15/30	1,000,000
2,400,000	g	LUKOIL Securities BV	3.875	05/06/30	2,535,120
1,175,000	g	Match Group, Inc	4.625	06/01/28	1,210,250
1,000,000	g	Medco Bell Pte Ltd	6.375	01/30/27	860,000
2,000,000	g	Medco Oak Tree Pte Ltd	7.375	05/14/26	1,912,094
1,750,000	g	MEGlobal Canada ULC	5.000	05/18/25	1,887,952
540,000		NBC Universal Media LLC	6.400	04/30/40	830,942
925,000	g	Nielsen Finance LLC	5.000	04/15/22	927,312
2,700,000	g	Sirius XM Radio, Inc	5.375	07/15/26	2,809,890
248

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,725,000	g	Sirius XM Radio, Inc	4.125%	07/01/30	$2,792,553
750,000		Smithsonian Institution	0.845	09/01/21	750,595
825,000		Smithsonian Institution	0.895	09/01/22	826,252
800,000		Smithsonian Institution	0.974	09/01/23	800,537
1,000,000		Smithsonian Institution	1.118	09/01/24	1,002,431
1,600,000		Smithsonian Institution	1.514	09/01/26	1,631,659
1,225,000	g	TEGNA, Inc	4.750	03/15/26	1,251,736
850,000	g	TEGNA, Inc	4.625	03/15/28	831,130
1,075,000	g	Telefonica Celular del Paraguay S.A.	5.875	04/15/27	1,124,342
800,000	g	Telenet Finance Luxembourg	5.500	03/01/28	839,877
1,500,000		Time Warner Cable LLC	5.875	11/15/40	1,866,138
475,000		Time Warner Cable LLC	4.500	09/15/42	515,053
1,250,000	g	Upjohn, Inc	2.700	06/22/30	1,293,314
725,000	g	Upjohn, Inc	3.850	06/22/40	780,548
850,000		ViacomCBS, Inc	2.900	01/15/27	915,789
525,000		ViacomCBS, Inc	3.375	02/15/28	578,560
600,000		ViacomCBS, Inc	5.850	09/01/43	751,751
125,000		Walt Disney Co	7.625	11/30/28	178,714
4,650,000		Walt Disney Co	2.000	09/01/29	4,804,844
90,000		Walt Disney Co	6.550	03/15/33	131,656
3,400,000		Walt Disney Co	3.600	01/13/51	3,828,587
1,825,000		Weibo Corp	3.375	07/08/30	1,853,525
		TOTAL MEDIA & ENTERTAINMENT			143,776,587

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.7%
850,000		AbbVie, Inc	2.850	05/14/23	894,096
2,625,000	g	AbbVie, Inc	3.800	03/15/25	2,912,794
7,200,000	g	AbbVie, Inc	2.950	11/21/26	7,843,173
6,150,000	g	AbbVie, Inc	3.200	11/21/29	6,762,146
3,850,000	g	AbbVie, Inc	4.050	11/21/39	4,397,075
1,450,000		AbbVie, Inc	4.400	11/06/42	1,722,844
580,000		AbbVie, Inc	4.450	05/14/46	689,310
4,850,000	g	AbbVie, Inc	4.250	11/21/49	5,728,584
1,150,000		AstraZeneca plc	3.125	06/12/27	1,275,245
300,000	g	Bausch Health Cos, Inc	5.750	08/15/27	318,375
2,625,000	g	Bausch Health Cos, Inc	5.000	01/30/28	2,549,531
3,750,000	g	Bausch Health Cos, Inc	6.250	02/15/29	3,857,100
625,000		Bristol-Myers Squibb Co	3.875	08/15/25	713,456
3,150,000		Bristol-Myers Squibb Co	3.450	11/15/27	3,618,312
7,725,000		Bristol-Myers Squibb Co	3.400	07/26/29	8,975,471
4,500,000		Bristol-Myers Squibb Co	4.250	10/26/49	5,909,874
400,000	g	Emergent BioSolutions, Inc	3.875	08/15/28	401,572
1,075,000		Gilead Sciences, Inc	1.200	10/01/27	1,076,739
2,625,000		Gilead Sciences, Inc	1.650	10/01/30	2,619,819
450,000		Gilead Sciences, Inc	4.000	09/01/36	544,259
1,600,000		Gilead Sciences, Inc	2.800	10/01/50	1,578,258
345,000	g	Horizon Pharma USA, Inc	5.500	08/01/27	366,131
600,000	g	Jaguar Holding Co II	4.625	06/15/25	618,000
425,000	g	Jaguar Holding Co II	5.000	06/15/28	443,594
1,375,000		Johnson & Johnson	2.450	03/01/26	1,501,362
975,000		Johnson & Johnson	2.900	01/15/28	1,095,827
900,000		Johnson & Johnson	3.400	01/15/38	1,051,769
249

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,650,000		Merck & Co, Inc	1.450%	06/24/30	$1,672,917
1,575,000		Merck & Co, Inc	2.450	06/24/50	1,566,613
1,450,000		Mylan, Inc	4.550	04/15/28	1,688,239
1,900,000		Novartis Capital Corp	3.000	11/20/25	2,113,378
1,550,000	g	Royalty Pharma plc	2.200	09/02/30	1,540,940
5,550,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	5,620,896
600,000		Takeda Pharmaceutical Co Ltd	3.025	07/09/40	619,745
3,000,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	2,647,500
2,175,000		Thermo Fisher Scientific, Inc	4.133	03/25/25	2,478,029
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			89,412,973

REAL ESTATE - 1.6%
350,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	398,154
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	517,681
1,650,000		Alexandria Real Estate Equities, Inc	4.900	12/15/30	2,075,577
1,125,000		Alexandria Real Estate Equities, Inc	1.875	02/01/33	1,097,789
1,200,000		American Tower Corp	3.000	06/15/23	1,270,785
875,000		American Tower Corp	5.000	02/15/24	989,274
1,425,000		American Tower Corp	2.950	01/15/25	1,539,153
475,000		American Tower Corp	3.375	10/15/26	525,879
1,200,000		American Tower Corp	3.600	01/15/28	1,345,372
2,200,000		American Tower Corp	3.800	08/15/29	2,518,272
4,100,000		American Tower Corp	2.900	01/15/30	4,425,389
2,975,000		American Tower Corp	1.875	10/15/30	2,929,997
950,000		Brandywine Operating Partnership LP	4.100	10/01/24	999,735
1,750,000		Brixmor Operating Partnership LP	3.850	02/01/25	1,873,539
575,000		Camden Property Trust	3.150	07/01/29	637,550
675,000		Camden Property Trust	2.800	05/15/30	733,620
775,000		Crown Castle International Corp	3.650	09/01/27	866,780
1,050,000		Crown Castle International Corp	3.800	02/15/28	1,188,892
5,275,000		Crown Castle International Corp	2.250	01/15/31	5,313,867
1,425,000		Crown Castle International Corp	3.250	01/15/51	1,413,745
1,850,000	g	Cushman & Wakefield US Borrower LLC	6.750	05/15/28	1,920,577
625,000		Digital Realty Trust LP	3.700	08/15/27	703,104
325,000		Duke Realty LP	3.250	06/30/26	360,286
625,000		Duke Realty LP	4.000	09/15/28	728,594
925,000		Duke Realty LP	1.750	07/01/30	920,082
1,150,000		Equinix, Inc	2.150	07/15/30	1,164,180
775,000		Essex Portfolio LP	3.375	01/15/23	811,852
2,500,000		Essex Portfolio LP	3.000	01/15/30	2,685,044
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	160,995
1,500,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,638,988
1,500,000		Healthcare Realty Trust, Inc	3.625	01/15/28	1,643,172
525,000		Healthcare Realty Trust, Inc	2.400	03/15/30	531,786
550,000	h	Healthcare Realty Trust, Inc	2.050	03/15/31	542,625
1,225,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,363,281
3,750,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	4,031,606
375,000		Highwoods Realty LP	3.875	03/01/27	406,609
725,000		Highwoods Realty LP	4.125	03/15/28	799,457
700,000		Highwoods Realty LP	4.200	04/15/29	785,478
460,000		Hudson Pacific Properties LP	3.950	11/01/27	494,592
2,000,000	g	Ladder Capital Finance Holdings LLLP	4.250	02/01/27	1,730,000
250,000		Life Storage LP	2.200	10/15/30	249,548
250

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$575,000	g	MGM Growth Properties Operating Partnership LP	4.625%	06/15/25	$586,500
1,500,000		Mid-America Apartments LP	4.300	10/15/23	1,638,727
1,000,000		Mid-America Apartments LP	3.750	06/15/24	1,087,154
850,000		Mid-America Apartments LP	4.000	11/15/25	959,391
1,750,000		Mid-America Apartments LP	3.600	06/01/27	1,949,441
3,925,000		Mid-America Apartments LP	2.750	03/15/30	4,228,721
1,625,000		Mid-America Apartments LP	1.700	02/15/31	1,598,758
525,000		National Retail Properties, Inc	3.300	04/15/23	552,526
550,000		National Retail Properties, Inc	4.000	11/15/25	609,362
600,000		National Retail Properties, Inc	3.600	12/15/26	648,480
875,000		Regency Centers LP	3.900	11/01/25	953,884
925,000		Regency Centers LP	3.600	02/01/27	1,000,506
1,650,000		Regency Centers LP	2.950	09/15/29	1,708,294
1,700,000		Retail Properties of America, Inc	4.750	09/15/30	1,702,065
603,000		SITE Centers Corp	3.625	02/01/25	616,051
650,000		SITE Centers Corp	4.700	06/01/27	685,455
4,000,000	g	VICI Properties LP	4.125	08/15/30	3,940,000
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,178,011
450,000		Weingarten Realty Investors	3.500	04/15/23	464,438
400,000		Weingarten Realty Investors	4.450	01/15/24	426,518
925,000		Weingarten Realty Investors	3.850	06/01/25	970,221
300,000		Weingarten Realty Investors	3.250	08/15/26	310,629
		TOTAL REAL ESTATE			84,148,038

RETAILING - 0.6%
1,800,000		AutoNation, Inc	3.800	11/15/27	1,967,277
1,950,000		AutoZone, Inc	1.650	01/15/31	1,916,156
925,000	g	Booz Allen Hamilton, Inc	3.875	09/01/28	949,559
425,000	g	Camelot Finance S.A.	4.500	11/01/26	434,562
600,000		CDW LLC	3.250	02/15/29	597,750
1,775,000		Home Depot, Inc	2.000	04/01/21	1,788,056
2,250,000	g	JSM Global Sarl	4.750	10/20/30	2,247,795
925,000	g	L Brands, Inc	6.625	10/01/30	941,187
250,000	g	Lithia Motors, Inc	5.250	08/01/25	256,875
2,175,000	g	Lithia Motors, Inc	4.625	12/15/27	2,245,687
1,515,000		O’Reilly Automotive, Inc	4.875	01/14/21	1,517,256
790,000		O’Reilly Automotive, Inc	3.550	03/15/26	892,359
1,400,000		O’Reilly Automotive, Inc	3.600	09/01/27	1,591,766
1,225,000		O’Reilly Automotive, Inc	4.200	04/01/30	1,471,440
825,000		O’Reilly Automotive, Inc	1.750	03/15/31	814,795
2,145,000		Penske Automotive Group, Inc	5.500	05/15/26	2,212,739
3,450,000	g	PetSmart, Inc	7.125	03/15/23	3,480,187
600,000	g	PetSmart, Inc	8.875	06/01/25	622,470
1,475,000	g	Prosus NV	3.680	01/21/30	1,590,290
3,000,000	g	Staples, Inc	7.500	04/15/26	2,764,380
1,100,000		Target Corp	3.375	04/15/29	1,278,198
3,750,000		Target Corp	2.350	02/15/30	4,068,765
400,000		Target Corp	2.650	09/15/30	447,401
		TOTAL RETAILING			36,096,950

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
4,600,000		Broadcom, Inc	4.150	11/15/30	5,164,355
3,980,000		Intel Corp	2.875	05/11/24	4,301,632
251

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$975,000		Intel Corp	2.600%	05/19/26	$1,072,529
2,200,000		Intel Corp	3.750	03/25/27	2,576,405
1,325,000		Intel Corp	3.734	12/08/47	1,578,772
3,000,000		Intel Corp	4.750	03/25/50	4,112,579
700,000		Lam Research Corp	3.750	03/15/26	802,878
775,000		Lam Research Corp	4.000	03/15/29	928,067
325,000		Lam Research Corp	1.900	06/15/30	336,496
325,000		Lam Research Corp	2.875	06/15/50	335,685
1,300,000	g	NXP BV	4.875	03/01/24	1,461,657
1,425,000	g	NXP BV	3.875	06/18/26	1,596,458
725,000	g	NXP BV	3.400	05/01/30	793,093
700,000		Texas Instruments, Inc	2.625	05/15/24	751,566
775,000		Texas Instruments, Inc	4.150	05/15/48	1,011,195
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			26,823,367

SOFTWARE & SERVICES - 1.0%
2,975,000		Adobe, Inc	2.300	02/01/30	3,208,229
2,000,000		Baidu, Inc	2.875	07/06/22	2,056,996
1,275,000		Baidu, Inc	4.375	05/14/24	1,396,645
550,000	g	Black Knight InfoServ LLC	3.625	09/01/28	555,844
925,000		Fidelity National Information Services, Inc	3.750	05/21/29	1,087,914
3,650,000		Fiserv, Inc	2.750	07/01/24	3,901,930
5,075,000		Fiserv, Inc	3.500	07/01/29	5,776,025
900,000	g	Gartner, Inc	3.750	10/01/30	910,395
1,425,000		Global Payments, Inc	2.650	02/15/25	1,512,012
3,075,000		Global Payments, Inc	3.200	08/15/29	3,354,248
2,200,000		International Business Machines Corp	2.850	05/13/22	2,290,380
6,250,000		International Business Machines Corp	1.950	05/15/30	6,433,620
3,000,000		Microsoft Corp	2.400	08/08/26	3,267,896
1,165,000		Microsoft Corp	3.300	02/06/27	1,331,514
471,000		Microsoft Corp	4.100	02/06/37	611,085
1,180,000		Microsoft Corp	3.700	08/08/46	1,480,663
279,000		Microsoft Corp	2.525	06/01/50	291,047
1,375,000	g	Open Text Corp	5.875	06/01/26	1,430,000
550,000	g	Open Text Holdings, Inc	4.125	02/15/30	565,642
1,125,000	g	Presidio Holdings, Inc	4.875	02/01/27	1,140,131
650,000		salesforce.com, Inc	3.700	04/11/28	766,179
4,725,000		Visa, Inc	2.050	04/15/30	5,049,787
550,000		Visa, Inc	2.700	04/15/40	593,786
		TOTAL SOFTWARE & SERVICES			49,011,968

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
2,025,000		Amphenol Corp	2.800	02/15/30	2,215,265
5,575,000		Apple, Inc	2.450	08/04/26	6,073,735
10,350,000		Apple, Inc	2.050	09/11/26	11,063,300
1,000,000		Apple, Inc	3.850	05/04/43	1,244,898
875,000		Apple, Inc	4.650	02/23/46	1,218,416
3,800,000		Broadcom Corp	3.875	01/15/27	4,213,680
2,000,000	g	CommScope Finance LLC	8.250	03/01/27	2,080,000
1,773,000	g	CommScope Technologies LLC	6.000	06/15/25	1,797,024
525,000		Corning, Inc	4.375	11/15/57	639,390
637,000	g	Dell International LLC	4.420	06/15/21	652,048
650,000	g	Dell International LLC	7.125	06/15/24	676,195
252

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,400,000	g	Dell International LLC	5.300%	10/01/29	$2,749,212
2,525,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	2,521,465
875,000		Flex Ltd	4.875	06/15/29	1,005,232
2,425,000	g	NCR Corp	5.000	10/01/28	2,421,969
1,500,000		Tyco Electronics Group S.A.	3.500	02/03/22	1,548,170
450,000		Tyco Electronics Group S.A.	3.700	02/15/26	505,071
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			42,625,070

TELECOMMUNICATION SERVICES - 2.4%
1,385,000		AT&T, Inc	3.875	01/15/26	1,570,116
1,100,000		AT&T, Inc	3.800	02/15/27	1,240,029
8,280,000		AT&T, Inc	4.350	03/01/29	9,718,732
5,120,000		AT&T, Inc	4.300	02/15/30	6,061,825
2,085,000		AT&T, Inc	4.500	05/15/35	2,459,350
10,734,000		AT&T, Inc	4.500	03/09/48	12,254,457
5,500,000		AT&T, Inc	3.650	06/01/51	5,551,087
2,050,000		AT&T, Inc	3.300	02/01/52	1,907,550
2,600,000	g	AT&T, Inc	3.550	09/15/55	2,487,155
2,083,000	g	AT&T, Inc	3.650	09/15/59	2,011,491
1,875,000	g	Avaya, Inc	6.125	09/15/28	1,914,844
3,000,000	g	Bharti Airtel Ltd	4.375	06/10/25	3,167,490
1,325,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	1,387,938
3,200,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	3,324,000
1,325,000	g	Front Range BidCo, Inc	4.000	03/01/27	1,304,098
2,520,000	g	Millicom International Cellular S.A.	5.125	01/15/28	2,616,617
2,150,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,385,587
2,000,000	g	Network i2i Ltd	5.650	N/A‡	2,000,000
500,000		Orange S.A.	5.375	01/13/42	702,515
1,150,000		Rogers Communications, Inc	3.700	11/15/49	1,284,066
1,525,000	g	Switch Ltd	3.750	09/15/28	1,540,250
1,875,000		Telefonica Emisiones SAU	4.103	03/08/27	2,131,714
8,650,000	g	T-Mobile USA, Inc	3.875	04/15/30	9,835,309
6,350,000	g,h	T-Mobile USA, Inc	2.550	02/15/31	6,579,108
750,000	g,h	T-Mobile USA, Inc	3.000	02/15/41	740,430
725,000	g	T-Mobile USA, Inc	4.500	04/15/50	871,421
1,200,000	g	Turkcell Iletisim Hizmetleri AS.	5.800	04/11/28	1,168,690
146,000		Verizon Communications, Inc	3.376	02/15/25	162,564
1,000,000		Verizon Communications, Inc	4.125	03/16/27	1,179,874
5,320,000		Verizon Communications, Inc	4.329	09/21/28	6,436,041
225,000		Verizon Communications, Inc	3.875	02/08/29	265,887
575,000		Verizon Communications, Inc	3.150	03/22/30	649,335
9,113,000		Verizon Communications, Inc	4.272	01/15/36	11,224,078
10,000,000		Verizon Communications, Inc	4.000	03/22/50	12,282,449
3,200,000		Vodafone Group plc	4.250	09/17/50	3,711,394
740,000		Vodafone Group plc	7.000	04/04/79	878,136
		TOTAL TELECOMMUNICATION SERVICES			125,005,627

TRANSPORTATION - 1.0%
2,500,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	2,486,415
1,000,000	g	Adani Ports & Special Economic Zone Ltd	4.200	08/04/27	1,003,359
2,300,000		Boeing Co	3.250	02/01/35	2,159,927
1,050,000		Boeing Co	3.750	02/01/50	960,701
2,300,000		Burlington Northern Santa Fe LLC	3.050	02/15/51	2,498,474
2,325,000		Canadian Pacific Railway Co	2.050	03/05/30	2,422,642
253

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,500,000	g	Cargo Aircraft Management, Inc	4.750%	02/01/28	$2,524,625
1,990,000		CSX Corp	3.250	06/01/27	2,249,150
700,000		CSX Corp	3.800	03/01/28	816,478
4,015,000		CSX Corp	4.250	03/15/29	4,834,217
3,175,000		CSX Corp	2.400	02/15/30	3,399,123
1,950,000		Delta Air Lines, Inc	2.900	10/28/24	1,735,500
2,575,000	g	Delta Air Lines, Inc	7.000	05/01/25	2,826,886
1,275,000	g	Delta Air Lines, Inc	4.500	10/20/25	1,308,469
1,375,000		Delta Air Lines, Inc	3.750	10/28/29	1,172,215
1,000,000	g	DP World Ltd	5.625	09/25/48	1,140,000
50,000		FedEx Corp	3.250	04/01/26	55,657
8,250,000		FedEx Corp	3.100	08/05/29	9,159,518
1,100,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	1,101,878
775,000	g	Lima Metro Line 2 Finance Ltd	4.350	04/05/36	855,468
1,175,000	g	Mileage Plus Holdings LLC	6.500	06/20/27	1,223,469
1,550,000		Union Pacific Corp	3.950	09/10/28	1,827,196
2,275,000		Union Pacific Corp	3.839	03/20/60	2,638,279
		TOTAL TRANSPORTATION			50,399,646

UTILITIES - 3.5%
3,000,000	g	Adani Green Energy UP Ltd	6.250	12/10/24	3,213,244
325,000		AEP Transmission Co LLC	3.100	12/01/26	365,635
350,000		AEP Transmission Co LLC	4.000	12/01/46	423,726
700,000		Alabama Power Co	4.150	08/15/44	853,290
1,850,000		Ameren Corp	3.650	02/15/26	2,086,934
525,000		American Water Capital Corp	3.000	12/01/26	569,590
600,000		American Water Capital Corp	2.800	05/01/30	656,759
500,000		American Water Capital Corp	4.000	12/01/46	603,542
1,475,000		American Water Capital Corp	3.750	09/01/47	1,738,021
400,000		American Water Capital Corp	3.450	05/01/50	447,410
3,100,000	h	Atmos Energy Corp	1.500	01/15/31	3,085,563
250,000		Atmos Energy Corp	4.125	10/15/44	309,196
800,000	g	Azure Power Solar Energy Pvt Ltd	5.650	12/24/24	830,842
1,325,000		Baltimore Gas & Electric Co	3.750	08/15/47	1,558,005
1,650,000		Baltimore Gas & Electric Co	3.200	09/15/49	1,772,284
925,000		Black Hills Corp	4.250	11/30/23	1,014,726
325,000		Black Hills Corp	3.150	01/15/27	348,424
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	398,207
525,000	g	Clearway Energy Operating LLC	4.750	03/15/28	544,687
1,000,000		CMS Energy Corp	3.600	11/15/25	1,117,273
3,050,000		CMS Energy Corp	4.750	06/01/50	3,230,443
200,000		Commonwealth Edison Co	5.900	03/15/36	286,448
2,000,000		Consumers Energy Co	3.950	07/15/47	2,452,027
1,000,000		Consumers Energy Co	2.500	05/01/60	937,202
1,225,000		Dominion Energy Gas Holdings LLC	2.500	11/15/24	1,301,876
750,000		Dominion Resources, Inc	2.000	08/15/21	759,375
3,275,000		DTE Electric Co	2.250	03/01/30	3,485,838
1,675,000		DTE Electric Co	2.950	03/01/50	1,768,786
1,175,000		Duke Energy Corp	1.800	09/01/21	1,189,206
1,725,000		Duke Energy Corp	2.650	09/01/26	1,866,743
1,175,000		Duke Energy Corp	3.750	09/01/46	1,337,213
5,000,000		Duke Energy Florida LLC	3.400	10/01/46	5,603,168
2,000,000		Enel Chile S.A.	4.875	06/12/28	2,361,000
254

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,000,000	g	ENN Energy Holdings Ltd	2.625%	09/17/30	$2,997,840
1,125,000		Entergy Corp	2.950	09/01/26	1,241,942
3,450,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	3,166,285
900,000		Eversource Energy	1.650	08/15/30	896,251
6,775,000		Exelon Corp	4.050	04/15/30	7,923,633
1,850,000		Exelon Generation Co LLC	3.400	03/15/22	1,917,503
50,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	55,795
1,425,000		Florida Power & Light Co	3.990	03/01/49	1,820,366
1,575,000	g	Hunt Oil Co of Peru LLC Sucursal Del Peru	6.375	06/01/28	1,569,094
750,000		Indiana Michigan Power Co	3.750	07/01/47	870,232
125,000		Integrys Energy Group, Inc	4.170	11/01/20	125,373
3,000,000	g	Israel Electric Corp Ltd	4.250	08/14/28	3,404,038
1,525,000	g	Kallpa Generacion SA	4.125	08/16/27	1,593,625
1,900,000	g	KazTransGas JSC	4.375	09/26/27	2,044,321
775,000		MidAmerican Energy Co	3.650	04/15/29	922,820
1,550,000		MidAmerican Energy Co	3.650	08/01/48	1,826,296
1,400,000	g	Minejesa Capital BV	4.625	08/10/30	1,438,654
775,000	g	Narragansett Electric Co	3.395	04/09/30	882,981
1,000,000		Nevada Power Co	5.450	05/15/41	1,347,784
1,150,000	g	Nexa Resources S.A.	6.500	01/18/28	1,254,650
885,000		NextEra Energy Capital Holdings, Inc	3.250	04/01/26	989,603
2,525,000		NextEra Energy Capital Holdings, Inc	2.750	11/01/29	2,723,128
6,050,000		NextEra Energy Capital Holdings, Inc	2.250	06/01/30	6,296,231
550,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	573,375
1,700,000		NiSource, Inc	3.490	05/15/27	1,893,805
1,400,000		NiSource, Inc	3.600	05/01/30	1,594,209
6,825,000		NiSource, Inc	1.700	02/15/31	6,699,827
1,400,000		Northern States Power Co	3.600	09/15/47	1,658,222
1,075,000		Northern States Power Co	2.900	03/01/50	1,148,244
1,850,000		Northern States Power Co	2.600	06/01/51	1,873,211
165,000		NRG Energy, Inc	6.625	01/15/27	174,487
1,350,000		NRG Energy, Inc	5.750	01/15/28	1,456,312
500,000		NSTAR Electric Co	3.950	04/01/30	604,424
1,550,000		Ohio Power Co	4.150	04/01/48	1,925,828
1,550,000		Ohio Power Co	4.000	06/01/49	1,893,710
575,000		ONE Gas, Inc	3.610	02/01/24	625,219
600,000	g	Pattern Energy Operations LP	4.500	08/15/28	622,500
825,000		PECO Energy Co	3.000	09/15/49	878,558
2,325,000		PECO Energy Co	2.800	06/15/50	2,405,217
2,000,000	g	Pelabuhan Indonesia III PT	4.875	10/01/24	2,195,000
2,000,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	2,155,000
1,800,000	g	Perusahaan Listrik Negara PT	5.450	05/21/28	2,106,000
2,000,000	†,g,q	Petra Diamonds US Treasury plc	7.250	05/01/22	740,000
50,000		Potomac Electric Power Co	7.900	12/15/38	75,523
300,000		PPL Capital Funding, Inc	3.950	03/15/24	329,378
1,750,000	g	Promigas S.A. ESP	3.750	10/16/29	1,715,000
2,475,000		PSEG Power LLC	3.850	06/01/23	2,662,679
925,000	g	PTTEP Treasury Center Co Ltd	2.587	06/10/27	953,661
550,000		Public Service Co of Colorado	4.750	08/15/41	708,839
1,600,000		Public Service Co of Colorado	4.050	09/15/49	2,019,945
275,000		Public Service Co of Colorado	3.200	03/01/50	312,080
1,733,000		Public Service Electric & Gas Co	3.850	05/01/49	2,172,373
2,975,000		Public Service Electric & Gas Co	2.050	08/01/50	2,693,573
1,650,000		Public Service Enterprise Group, Inc	0.800	08/15/25	1,638,728
255

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,500,000	g	Rumo Luxembourg Sarl	5.250%	01/10/28	$2,600,500
8,400,000		Sempra Energy	4.875	N/A‡	8,631,000
2,587,555	g	Solar Star Funding LLC	3.950	06/30/35	2,690,073
1,325,000		Southern Co	4.400	07/01/46	1,568,170
10,000,000		Southern Co	4.000	01/15/51	10,027,734
1,800,000		Southern Co Gas Capital Corp	3.875	11/15/25	2,020,491
625,000		Southern Co Gas Capital Corp	4.400	06/01/43	741,883
425,000		Southern Co Gas Capital Corp	3.950	10/01/46	474,507
1,650,000		Southern Power Co	2.500	12/15/21	1,688,820
1,550,000		Southern Power Co	4.150	12/01/25	1,776,975
2,500,000	g	Talen Energy Supply LLC	7.625	06/01/28	2,500,000
2,000,000	g	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	2,008,310
650,000		Virginia Electric & Power Co	2.950	11/15/26	723,238
650,000		Virginia Electric & Power Co	3.500	03/15/27	739,435
775,000		Virginia Electric & Power Co	3.800	09/15/47	938,282
750,000	g	Vistra Operations Co LLC	5.500	09/01/26	782,812
850,000		Wisconsin Power & Light Co	4.100	10/15/44	991,697
575,000		Xcel Energy, Inc	3.350	12/01/26	647,592
215,000		Xcel Energy, Inc	4.800	09/15/41	268,614
		TOTAL UTILITIES			186,150,188

		TOTAL CORPORATE BONDS			2,259,069,306
		(Cost $2,135,701,050)

GOVERNMENT BONDS - 33.9%

AGENCY SECURITIES - 0.1%
2,500,000	g	Reliance Industries Ltd	3.667	11/30/27	2,744,036
		TOTAL AGENCY SECURITIES			2,744,036

FOREIGN GOVERNMENT BONDS - 3.2%
3,850,000	g	Abu Dhabi Government International Bond	3.125	09/30/49	4,118,345
3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,576,038
41,622		Argentine Republic Government International Bond	1.000	07/09/29	18,959
1,197,950		Argentine Republic Government International Bond (Step Bond)	0.125	07/09/30	499,545
550,000	g	Banque Ouest Africaine de Developpement	5.000	07/27/27	593,515
2,000,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	2,087,460
17,500	g	Barbados Government International Bond	6.500	02/01/21	17,369
287,000	g	Barbados Government International Bond	6.500	10/01/29	278,763
4,000,000	g	Bermuda Government International Bond	3.717	01/25/27	4,380,040
4,310,000	g	Bermuda Government International Bond	4.750	02/15/29	5,140,537
550,000	g	Bermuda Government International Bond	2.375	08/20/30	556,187
1,000,000	g	BNG Bank NV	3.125	11/08/21	1,031,324
1,500,000	g	BNG Bank NV	1.500	10/16/24	1,564,476
1,450,000		Brazilian Government International Bond	3.875	06/12/30	1,448,550
3,100,000		Brazilian Government International Bond	5.625	02/21/47	3,363,500
3,575,000		Chile Government International Bond	2.550	01/27/32	3,771,625
1,700,000		Chile Government International Bond	3.500	01/25/50	1,938,000
3,000,000		Colombia Government International Bond	5.000	06/15/45	3,495,000
1,850,000	g	Costa Rica Government International Bond	5.625	04/30/43	1,524,400
256

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
DOP	81,200,000	g	Dominican Republic Government International Bond	8.900%	02/15/23	$1,386,054
DOP	90,000,000	g	Dominican Republic Government International Bond	9.750	06/05/26	1,559,319
DOP	160,000,000	g	Dominican Republic Government International Bond	12.000	03/05/32	3,181,577
	$3,000,000	g	Dominican Republic Government International Bond	4.875	09/23/32	2,983,500
	3,000,000	g	Dominican Republic Government International Bond	6.500	02/15/48	3,034,500
	170,283	g	Ecuador Government International Bond	0.000	07/31/30	78,977
	496,125	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/30	334,889
	1,300,162	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/35	718,353
	595,875	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/40	297,193
	2,525,000	g	Egypt Government International Bond	5.577	02/21/23	2,591,143
EUR	1,400,000	g	Egypt Government International Bond	5.625	04/16/30	1,482,662
	$2,475,000	g	Egypt Government International Bond	8.500	01/31/47	2,392,262
	2,250,000	g	Egypt Government International Bond	8.875	05/29/50	2,228,215
	1,200,000	g	El Salvador Government International Bond	7.625	02/01/41	1,003,200
	1,375,000	g	Export-Import Bank of India	3.875	02/01/28	1,441,907
	2,200,000	g	Ghana Government International Bond	8.125	03/26/32	1,924,233
	1,675,000	g	Guatemala Government International Bond	4.375	06/05/27	1,791,413
	1,200,000	g	Guatemala Government International Bond	6.125	06/01/50	1,431,000
	425,000	g	Honduras Government International Bond	5.625	06/24/30	454,538
	2,500,000	g	Indonesia Government International Bond	4.625	04/15/43	2,919,671
	1,031,250	g	Iraq Government International Bond	5.800	01/15/28	918,895
	3,100,000		Israel Government International Bond	3.250	01/17/28	3,531,873
	2,175,000		Israel Government International Bond	4.125	01/17/48	2,751,506
	3,025,000		Jamaica Government International Bond	8.000	03/15/39	3,918,888
	2,500,000	g	Japan Finance Organization for Municipalities	3.000	03/12/24	2,700,263
	1,750,000	g	Jordan Government International Bond	4.950	07/07/25	1,742,781
	550,000	g	Kazakhstan Government International Bond	4.875	10/14/44	717,651
	2,500,000	g	Kenya Government International Bond	7.000	05/22/27	2,451,393
	775,000	g	Kommunalbanken AS.	1.375	10/26/20	775,581
	1,560,000	g	Kommunalbanken AS.	2.750	02/05/24	1,682,864
	1,650,000	g	Korea Housing Finance Corp	2.000	10/11/21	1,672,194
	1,500,000	g	Korea Housing Finance Corp	3.000	10/31/22	1,570,470
	3,550,000	g	Kuwait Government International Bond	2.750	03/20/22	3,644,227
	2,200,000		Mexico Government International Bond	4.150	03/28/27	2,444,200
	575,000		Mexico Government International Bond	3.250	04/16/30	586,793
	1,859,000		Mexico Government International Bond	6.050	01/11/40	2,324,549
	1,350,000	g	Morocco Government International Bond	5.500	12/11/42	1,675,372
	1,400,000	g	Namibia Government International Bond	5.250	10/29/25	1,387,561
	1,500,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	1,536,855
	2,425,000	g	Nigeria Government International Bond	6.500	11/28/27	2,307,591
	3,000,000		Panama Government International Bond	4.300	04/29/53	3,686,250
	1,600,000	g	Panama Notas del Tesoro	3.750	04/17/26	1,709,280
	925,000	g	Paraguay Government International Bond	4.700	03/27/27	1,048,497
	1,475,000	g	Paraguay Government International Bond	5.400	03/30/50	1,786,240
	3,400,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	3,734,220
	3,350,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	3,825,064
257

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
PEN	6,775,000	g	Peruvian Government International Bond	5.400%	08/12/34	$1,965,997
	$539,583	g	Petroamazonas EP	4.625	12/06/21	480,229
	1,900,000		Philippine Government International Bond	2.950	05/05/45	2,004,077
	1,650,000	g	Provincia de Buenos Aires	7.875	06/15/27	643,500
	1,500,000	†,g	Provincia de Mendoza Argentina	8.375	05/19/24	975,015
	700,000	g	Qatar Government International Bond	3.400	04/16/25	767,081
	1,375,000	g	Qatar Government International Bond	3.750	04/16/30	1,593,170
	5,000,000		Republic of Italy Government International Bond	4.000	10/17/49	5,362,590
	2,475,000		Republic of South Africa Government International Bond	4.850	09/27/27	2,439,616
	2,150,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	2,257,150
	2,750,000	g	Romanian Government International Bond	4.375	08/22/23	2,987,062
	1,175,000	g	Saudi Government International Bond	4.500	04/17/30	1,404,310
	2,000,000	g	Saudi Government International Bond	3.750	01/21/55	2,163,200
	2,350,000		South Africa Government International Bond	4.300	10/12/28	2,189,152
	1,125,000	g	Sri Lanka Government International Bond	6.850	03/14/24	821,011
	1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,084,563
	2,050,000		State of Israel	3.375	01/15/50	2,269,957
	2,400,000		State of Israel	3.800	05/13/60	2,860,302
EUR	2,275,000	g	Ukraine Government International Bond	4.375	01/27/30	2,172,101
	$2,500,000		Uruguay Government International Bond	4.125	11/20/45	2,959,375
	3,000,000	g	Zambia Government International Bond	8.500	04/14/24	1,460,432
			TOTAL FOREIGN GOVERNMENT BONDS			169,629,187

MORTGAGE BACKED - 21.3%
	383		Federal Home Loan Mortgage Corp (FHLMC)	8.250	07/15/21	386
	163		FHLMC	7.000	04/15/22	165
	2,632,000		FHLMC	3.000	10/15/33	2,937,950
	4,058,720		FHLMC	3.500	08/15/43	4,188,483
	3,831,758		FHLMC	3.500	03/15/44	4,199,770
	3,361,470	i	FHLMC	5.768	03/15/44	641,318
	10,210,267		FHLMC	4.000	10/01/47	11,301,093
	584,625		FHLMC	4.000	06/01/48	639,681
	6,494,495	i	FHLMC	9.676	06/15/48	8,161,704
	355,229		FHLMC	4.000	07/01/48	390,773
	5,001,843	i	FHLMC	9.596	10/15/48	6,361,653
	73,234,754		FHLMC	3.000	11/01/49	77,901,472
	1,028		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	01/01/31	1,062
	192,228		FGLMC	7.000	12/01/33	225,033
	33,023		FGLMC	4.500	10/01/34	36,385
	52,229		FGLMC	7.000	05/01/35	60,569
	1,873,886		FGLMC	5.000	06/01/36	2,155,737
	991,619		FGLMC	4.500	10/01/44	1,107,175
	123,595		FGLMC	4.500	11/01/44	137,946
	205,849		FGLMC	4.500	11/01/44	229,783
	86,827		FGLMC	4.500	12/01/44	95,440
	130,878		FGLMC	4.500	12/01/44	146,148
	887,945		FGLMC	3.500	04/01/45	981,613
	3,624,731		FGLMC	3.500	08/01/45	4,033,694
	7,710,877		FGLMC	3.500	10/01/45	8,505,573
	5,205,468		FGLMC	4.000	12/01/45	5,784,819
258

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$18,661,958		FGLMC	3.500%	08/01/46	$20,564,065
28,216,512		FGLMC	3.000	02/01/47	29,595,365
2,265,787		FGLMC	4.500	06/01/47	2,528,850
2,708,516		FGLMC	4.000	09/01/47	2,968,406
2,957,005		FGLMC	3.500	12/01/47	3,239,975
31,233,783		FGLMC	3.500	03/01/48	34,149,029
9,673,133		FGLMC	4.000	03/01/48	10,766,171
2,520,432		FGLMC	4.000	07/01/48	2,773,263
18,974,924		FGLMC	4.500	08/01/48	20,983,753
1,618		Federal National Mortgage Association (FNMA)	7.000	10/25/21	1,630
1,248		FNMA	7.000	07/01/22	1,258
536		FNMA	6.500	07/25/22	557
1,611		FNMA	9.000	11/01/25	1,767
21,096		FNMA	7.000	05/01/26	23,240
58,133		FNMA	7.000	07/25/26	64,336
1,426		FNMA	7.500	01/01/29	1,591
702		FNMA	7.500	02/01/30	811
257,197		FNMA	6.500	12/01/31	289,471
315,487		FNMA	6.000	04/01/32	350,475
2,343,096		FNMA	3.500	05/01/32	2,499,274
234,778		FNMA	7.000	07/01/32	271,207
72,737		FNMA	7.000	07/01/32	85,461
52,106		FNMA	7.000	07/01/32	60,488
2,101,508		FNMA	3.500	11/01/32	2,245,228
57,752		FNMA	4.500	10/01/33	63,686
44,732		FNMA	6.000	03/01/34	49,446
2,607,257		FNMA	5.000	05/01/35	2,996,744
214,904		FNMA	5.000	06/25/35	223,840
1,478,380		FNMA	5.000	10/01/35	1,701,130
26,000,000	h	FNMA	2.000	10/25/35	27,015,625
1,114,183		FNMA	5.000	02/01/36	1,281,666
1,438,422		FNMA	6.500	08/01/37	1,623,600
69,153		FNMA	6.000	09/01/37	79,639
822,228		FNMA	5.500	11/01/38	955,095
863,042		FNMA	5.500	03/01/39	1,016,452
858,516		FNMA	6.000	09/01/39	1,017,692
14,021,526		FNMA	3.000	05/01/40	14,715,556
4,964,926		FNMA	3.500	05/01/40	5,262,984
510,639		FNMA	5.000	09/01/40	588,155
664,400		FNMA	5.000	05/01/41	765,497
5,884,948		FNMA	4.000	09/01/42	6,447,607
499,180	i	FNMA	3.229	12/25/42	179,153
1,809,069		FNMA	3.000	04/25/43	1,900,567
4,499,269	i	FNMA	5.802	09/25/43	1,007,775
3,816,487		FNMA	4.000	01/01/44	4,249,366
1,360,050		FNMA	4.500	02/01/44	1,519,325
207,838		FNMA	4.500	03/01/44	234,677
1,083,930		FNMA	4.500	06/01/44	1,210,917
3,308,184		FNMA	4.500	10/01/44	3,695,975
814,632		FNMA	4.000	11/01/44	883,964
1,027,913		FNMA	5.000	11/01/44	1,181,364
1,020,749		FNMA	4.000	01/01/45	1,116,007
4,628,809		FNMA	3.000	02/25/45	4,850,327
4,196,405		FNMA	3.000	02/25/45	4,321,596
259

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$244,824		FNMA	3.500%	03/01/45	$270,570
180,767		FNMA	3.500	03/01/45	199,776
400,165		FNMA	4.500	03/01/45	446,941
2,653,099		FNMA	3.000	03/25/45	2,749,383
3,884,715		FNMA	3.500	04/25/45	4,052,945
2,354,926		FNMA	3.500	05/01/45	2,619,764
7,192,893		FNMA	4.000	06/01/45	7,935,790
2,718,720		FNMA	4.000	12/01/45	3,025,114
858,870		FNMA	4.000	12/01/45	936,206
8,692,967		FNMA	3.000	12/25/45	9,045,240
1,135,430		FNMA	3.500	01/01/46	1,252,166
6,283,319		FNMA	4.000	01/01/46	6,997,826
3,766,761		FNMA	4.000	03/01/46	4,154,698
594,692		FNMA	3.500	06/01/46	655,836
5,747,989		FNMA	3.500	07/01/46	6,338,970
7,116,540		FNMA	3.500	07/01/46	7,842,473
249,595		FNMA	3.000	08/01/46	262,145
5,901,612		FNMA	3.000	10/01/46	6,081,127
2,090,763		FNMA	3.500	10/01/46	2,305,736
30,196,888		FNMA	3.000	11/01/46	31,741,967
6,859,484		FNMA	3.500	12/01/46	7,274,255
32,140,430		FNMA	3.500	01/01/47	34,026,893
2,365,601		FNMA	3.000	04/25/47	2,540,011
3,200,073		FNMA	4.500	05/01/47	3,587,909
10,364,812		FNMA	3.500	08/01/47	11,080,586
8,569,183		FNMA	3.500	09/01/47	9,134,920
3,768,821		FNMA	4.000	09/01/47	4,042,198
32,208,558		FNMA	4.000	09/01/47	34,483,541
5,066,231		FNMA	3.000	11/01/47	5,218,012
2,103,795		FNMA	3.500	11/01/47	2,324,687
9,656,619		FNMA	4.000	12/01/47	10,749,231
1,256,927		FNMA	4.000	12/01/47	1,346,714
18,957,805		FNMA	3.500	01/01/48	20,969,661
1,634,468		FNMA	3.500	01/01/48	1,797,814
10,923,722		FNMA	4.500	01/01/48	12,294,774
2,130,461		FNMA	4.500	02/01/48	2,396,587
18,585,099		FNMA	3.000	02/25/48	19,753,463
4,071,519		FNMA	4.000	03/01/48	4,501,798
9,213,611		FNMA	4.500	03/01/48	10,344,167
847,370		FNMA	4.000	04/01/48	904,788
7,473,060		FNMA	4.500	05/01/48	8,390,088
5,548,567		FNMA	4.500	05/01/48	6,192,700
4,277,780		FNMA	5.000	08/01/48	4,849,076
4,975,885		FNMA	0.000	11/25/48	4,612,767
4,975,885		FNMA	3.000	11/25/48	554,340
8,043		FNMA	3.000	05/01/49	8,282
959,290		FNMA	3.000	08/01/49	1,044,138
70,000,000	h	FNMA	2.500	10/01/50	73,476,133
26,000,000	h	FNMA	2.000	10/25/50	26,877,500
54,000,000		FNMA	2.000	11/25/50	55,689,071
70,000,000	h	FNMA	2.500	11/25/50	73,266,880
30,000,000	h	FNMA	3.000	11/25/50	31,433,203
260

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$81,091		Government National Mortgage Association (GNMA)	5.000%	02/15/33	$88,852
193,788		GNMA	5.000	09/15/33	220,289
3,956,396		GNMA	3.700	10/15/33	4,368,243
19,215		GNMA	5.500	04/15/34	22,390
19,881		GNMA	5.000	04/15/38	22,290
11,607		GNMA	4.500	02/20/39	13,396
1,164,487		GNMA	4.500	02/20/41	1,309,197
15,674		GNMA	4.500	08/20/41	17,709
53,508		GNMA	4.500	09/20/41	61,607
10,974		GNMA	4.500	01/20/44	12,666
9,698		GNMA	4.500	02/20/44	11,171
24,857		GNMA	4.500	05/20/44	28,663
156,906		GNMA	4.500	05/20/44	180,583
179,215		GNMA	4.500	08/20/44	206,566
115,749		GNMA	4.500	09/20/44	133,279
54,141		GNMA	4.500	10/20/44	59,822
27,373		GNMA	4.500	11/20/44	29,641
111,125		GNMA	4.500	12/20/44	128,111
143,958		GNMA	4.500	02/20/45	162,314
178,900		GNMA	4.500	08/20/45	206,264
178,517		GNMA	4.500	08/20/45	205,974
161,212		GNMA	4.500	12/20/45	185,778
6,566,223		GNMA	4.000	06/20/46	766,393
66,000,000	h	GNMA	3.000	10/20/46	69,104,062
7,545,451		GNMA	3.500	01/20/49	8,266,269
44,000,000	h	GNMA	2.000	10/20/50	45,705,000
42,000,000	h	GNMA	2.500	10/20/50	43,935,938
		TOTAL MORTGAGE BACKED			1,125,379,850

MUNICIPAL BONDS - 4.5%
1,000,000		Anaheim City School District	3.825	08/01/23	1,087,060
2,000,000		California State University	3.803	11/01/30	2,321,280
9,745,000		Chicago Housing Authority	3.922	01/01/27	10,938,957
7,500,000		Chicago Housing Authority	4.361	01/01/38	8,611,650
1,620,000		City & County of San Francisco CA Community Facilities District	3.000	09/01/25	1,727,536
1,200,000		City & County of San Francisco CA Community Facilities District	3.250	09/01/27	1,313,208
5,500,000		City of Austin TX Electric Utility Revenue	3.336	11/15/39	6,027,120
5,500,000		City of Cleveland OH Airport System Revenue	2.492	01/01/25	5,684,195
4,155,000		City of Cleveland OH Airport System Revenue	2.832	01/01/30	4,262,947
1,040,000		City of Fort Worth TX	3.955	03/01/32	1,095,494
1,390,000		City of Fort Worth TX	4.088	03/01/37	1,456,706
2,500,000		City of Inglewood CA	4.300	09/01/40	2,753,425
7,300,000		City of New York NY	2.280	08/01/25	7,685,294
500,000		City of San Angelo TX Water & Sewer Revenue	4.261	02/15/37	520,910
2,995,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	3,033,546
5,000,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	5,100,350
3,425,000		County of Miami-Dade FL Aviation Revenue	2.949	10/01/25	3,592,654
1,555,000		County of Miami-Dade FL Aviation Revenue	3.354	10/01/29	1,660,569
5,475,000		County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	5,904,350
2,000,000		Denver City & County School District No	4.242	12/15/37	2,425,220
2,000,000		Florida Municipal Power Agency	2.769	10/01/23	2,045,800
261

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,100,000		Florida Municipal Power Agency	2.919%	10/01/24	$2,172,471
3,000,000		Florida Municipal Power Agency	3.059	10/01/25	3,143,520
7,920,000		Grand Parkway Transportation Corp	3.236	10/01/52	8,234,028
600,000		Grant County Public Utility District No 2	5.630	01/01/27	760,872
620,000		Great Lakes Water Authority Water Supply System Revenue	1.684	07/01/22	632,561
1,405,000		Great Lakes Water Authority Water Supply System Revenue	1.879	07/01/23	1,453,908
1,250,000		Great Lakes Water Authority Water Supply System Revenue	1.984	07/01/24	1,307,737
845,000		Illinois Housing Development Authority	4.105	07/01/27	890,055
2,430,000		Indiana Finance Authority	3.166	07/01/30	2,700,751
2,270,000		Los Angeles County Public Works Financing Authority	2.910	12/01/20	2,279,103
1,250,000		Los Angeles County Public Works Financing Authority	3.450	12/01/22	1,326,638
2,000,000		Los Angeles County Redevelopment Agency	2.000	09/01/22	2,053,600
3,960,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	4.000	08/01/24	4,424,864
3,840,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,042,176
1,250,000		Maryland Community Development Administration Housing Revenue	2.713	03/01/25	1,317,850
5,000,000		Maryland Health & Higher Educational Facilities Authority	3.632	07/01/24	5,420,800
410,000		Massachusetts Housing Finance Agency	4.786	12/01/32	428,688
1,135,000		Massachusetts Housing Finance Agency	4.621	12/01/38	1,158,347
565,000		Massachusetts Housing Finance Agency	4.721	06/01/40	576,679
3,500,000		Massachusetts Water Resources Authority	2.453	08/01/31	3,757,600
3,500,000		Massachusetts Water Resources Authority	2.553	08/01/32	3,764,425
500,000		New Jersey Economic Development Authority	3.700	06/15/21	507,710
3,515,000		New Jersey Economic Development Authority	4.150	06/15/22	3,677,182
1,615,000		New Jersey Institute of Technology	4.177	07/01/37	1,756,845
2,655,000		New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	2,921,164
1,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,105,160
1,000,000		New York State Dormitory Authority	2.012	07/01/28	1,019,190
9,960,000		New York State Dormitory Authority	2.512	07/01/33	10,351,826
2,495,000		New York Transportation Development Corp	5.000	01/01/27	2,730,154
7,995,000		New York Transportation Development Corp	4.248	09/01/35	8,896,756
5,000,000	†,g,q	Oregon State Business Development Commission	6.500	04/01/31	3,242,450
780,000	g	Oregon State Business Development Commission	0.000	04/01/37	675,238
2,500,000		Palm Beach County Solid Waste Authority	2.636	10/01/24	2,687,775
11,235,000		Port Authority of New York & New Jersey	1.086	07/01/23	11,395,998
1,690,000		Port of Corpus Christi Authority of Nueces County	2.888	12/01/21	1,733,281
2,000,000		Port of Seattle WA	3.471	05/01/31	2,138,280
3,975,000		Public Finance Authority	4.269	07/01/40	4,709,421
860,000		Public Finance Authority	4.269	07/01/40	1,032,404
1,390,000		Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	1,527,068
262

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,800,000		Regents of the University of California Medical Center Pooled Revenue	2.759%	05/15/29	$1,997,658
5,000,000		Rhode Island Convention Center Authority	3.195	05/15/26	5,238,850
3,750,000		Rhode Island Convention Center Authority	3.265	05/15/27	3,937,012
5,000,000		San Jose Redevelopment Agency	3.250	08/01/29	5,615,500
2,045,000		Sangamon County Water Reclamation District	3.272	01/01/37	2,100,951
2,100,000		State of Colorado	4.047	09/01/38	2,333,835
500,000		University of California	2.676	05/15/21	507,085
4,500,000		University of California	2.817	05/15/24	4,860,765
7,000,000		University of California	3.063	07/01/25	7,735,420
3,000,000		University of California	3.169	05/15/29	3,395,100
4,385,000		Virgin Islands Public Finance Authority	5.000	10/01/21	4,327,206
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,842,914
1,245,000		Wake Forest University	3.093	06/01/26	1,336,159
		TOTAL MUNICIPAL BONDS			239,431,301

U.S. TREASURY SECURITIES - 4.8%
21,860,800	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	21,954,733
10,652,200	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	10,839,238
3,900,000		United States Treasury Note	0.125	06/30/22	3,899,086
11,155,000		United States Treasury Note	0.125	09/15/23	11,144,542
11,670,000		United States Treasury Note	0.625	08/15/30	11,602,533
90,000,000		United States Treasury Note	1.125	08/15/40	88,312,500
95,407,000		United States Treasury Note	1.250	05/15/50	90,413,040
18,600,000		United States Treasury Note	1.375	08/15/50	18,198,937
		TOTAL U.S. TREASURY SECURITIES			256,364,609

		TOTAL GOVERNMENT BONDS			1,793,548,983
		(Cost $1,748,320,192)

STRUCTURED ASSETS - 17.9%

ASSET BACKED - 7.1%
2,938,519	g	AASET Trust	4.335	01/16/40	2,050,555
		Series - 2020 1A (Class B)
961,406	g	AASET Trust	6.413	01/16/40	398,092
		Series - 2020 1A (Class C)
6,946,829	g	Adams Outdoor Advertising LP	4.810	11/15/48	7,227,134
		Series - 2018 1 (Class A)
6,500,000	g	Adams Outdoor Advertising LP	7.356	11/15/48	6,444,702
		Series - 2018 1 (Class C)
1,165,492		American Airlines Pass Through Trust	3.575	01/15/28	1,118,234
		Series - 2016 1 (Class AA)
1,559,631	g	American Homes 4 Rent Trust	3.786	10/17/36	1,683,965
		Series - 2014 SFR2 (Class A)
700,000		AmeriCredit Automobile Receivables Trust	2.130	03/18/26	708,969
		Series - 2020 2 (Class D)
1,358,696	g	AMSR Trust	1.819	04/17/37	1,385,264
		Series - 2020 SFR1 (Class A)
2,625,000	g,i	AMSR Trust	3.247	01/19/39	2,684,369
		Series - 2019 SFR1 (Class D)
1,000,000	g,i	Apidos CLO XXIX	1.795	07/25/30	979,086
		Series - 2018 29A (Class A2)
939,561	†,g	Apollo Aviation Securitization Equity Trust	6.413	01/16/38	328,846
		Series - 2018 1A (Class C)
263

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$975,668	g	Apollo Aviation Securitization Equity Trust	3.844%	05/15/39	$909,043
		Series - 2019 1 (Class A)
4,015,000	g	Applebee’s Funding LLC	4.194	06/07/49	3,720,179
		Series - 2019 1A (Class A2I)
1,730,000	g	Applebee’s Funding LLC	4.723	06/07/49	1,500,360
		Series - 2019 1A (Class A2II)
2,150,000	g,i	AREIT Trust	1.172	09/14/36	2,118,360
		Series - 2019 CRE3 (Class A)
245,036	i	Asset Backed Securities Corp Home Equity Loan Trust	3.386	08/25/34	241,331
		Series - 2004 HE5 (Class M1)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	06/20/22	3,028,603
		Series - 2016 1A (Class B)
5,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.360	11/20/22	5,065,091
		Series - 2016 2A (Class B)
6,830,000	g	Avis Budget Rental Car Funding AESOP LLC	4.830	11/20/22	6,932,931
		Series - 2016 2A (Class C)
1,500,000	g	Avis Budget Rental Car Funding AESOP LLC	4.150	09/20/23	1,476,415
		Series - 2017 1A (Class C)
8,500,000	g	Avis Budget Rental Car Funding AESOP LLC	2.970	03/20/24	8,771,200
		Series - 2017 2A (Class A)
975,000	g	Avis Budget Rental Car Funding AESOP LLC	4.950	03/20/25	1,019,299
		Series - 2018 2A (Class C)
1,910,000	g	Avis Budget Rental Car Funding AESOP LLC	4.240	09/22/25	1,956,774
		Series - 2019 2A (Class C)
357,326	i	Bayview Financial Mortgage Pass-Through Trust	5.500	12/28/35	354,556
		Series - 2005 D (Class AF4)
1,500,000	i	Bayview Financial Mortgage Pass-Through Trust	1.120	02/28/41	1,486,658
		Series - 2006 A (Class M3)
90,284	i	Bear Stearns Asset Backed Securities Trust	0.818	04/25/36	89,657
		Series - 2006 SD1 (Class M1)
4,900,000	†,g	Bojangles Issuer LLC	3.832	10/20/50	4,900,000
		Series - 2020 1A (Class A2)
3,012,962	g	BRE Grand Islander Timeshare Issuer LLC	3.280	09/26/33	3,090,012
		Series - 2019 A (Class A)
4,723,878	g	Capital Automotive REIT	3.660	10/15/44	4,738,030
		Series - 2014 1A (Class A)
4,693,041	g	Capital Automotive REIT	3.870	04/15/47	4,701,356
		Series - 2017 1A (Class A1)
5,100,000	g	Capital Automotive REIT	4.520	02/15/50	5,273,280
		Series - 2020 1A (Class B2)
2,400,000	g,i	Cayuga Park CLO, Ltd.	0.000	07/17/31	2,402,040
		Series - 2020 1A (Class B1)
1,340,985	i	C-BASS Trust	0.228	07/25/36	1,280,084
		Series - 2006 CB6 (Class A1)
6,451,318	†,g,i	CBRE Realty Finance	0.576	04/07/52	0
		Series - 2007 1A (Class A2)
261,905	†,g	CCR, Inc	4.750	07/10/22	265,833
		Series - 2012 CA (Class C)
21,068		Centex Home Equity	5.540	01/25/32	21,721
		Series - 2002 A (Class AF6)
7,000,000	g	CF Hippolyta LLC	2.280	07/15/60	7,121,012
		Series - 2020 1 (Class B1)
264

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,120,000	g	CF Hippolyta LLC	2.600%	07/15/60	$3,166,556
		Series - 2020 1 (Class B2)
3,000,000	g,i	CIFC Funding Ltd	2.482	08/24/32	3,001,670
		Series - 2020 2A (Class B)
460,000	i	Citigroup Mortgage Loan Trust	0.898	01/25/36	456,155
		Series - 2006 WFH1 (Class M4)
1,711,861	g	Corevest American Finance Trust	1.832	03/15/50	1,709,583
		Series - 2020 1 (Class A1)
24,177		Countrywide Asset-Backed Certificates (Step Bond)	5.216	10/25/27	24,988
		Series - 2002 S4 (Class A5)
950,000	g	CSMC Trust	3.196	07/10/34	971,339
		Series - 2017 MOON (Class A)
4,875,000	g	DB Master Finance LLC	3.629	11/20/47	5,020,421
		Series - 2017 1A (Class A2I)
10,172,250	g	DB Master Finance LLC	3.787	05/20/49	10,484,436
		Series - 2019 1A (Class A2I)
4,440,150	g	DB Master Finance LLC	4.021	05/20/49	4,710,333
		Series - 2019 1A (Class A2II)
3,217,500	g	DB Master Finance LLC	4.352	05/20/49	3,501,123
		Series - 2019 1A (Class A23)
2,979,129	g	Diamond Resorts Owner Trust	3.700	01/21/31	3,090,887
		Series - 2018 1 (Class A)
794,434	g	Diamond Resorts Owner Trust	5.900	01/21/31	787,383
		Series - 2018 1 (Class D)
2,935,345	g	Diamond Resorts Owner Trust	2.890	02/20/32	3,025,575
		Series - 2019 1A (Class A)
4,723,200	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	5,012,449
		Series - 2015 1A (Class A2II)
1,872,063	g	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	1,875,882
		Series - 2017 1A (Class A2II)
4,862,500	g	Domino’s Pizza Master Issuer LLC	4.118	07/25/47	5,244,692
		Series - 2017 1A (Class A23)
1,568,000	g	Domino’s Pizza Master Issuer LLC	4.116	07/25/48	1,658,913
		Series - 2018 1A (Class A2I)
2,955,000	g	Driven Brands Funding LLC	4.641	04/20/49	3,125,592
		Series - 2019 1A (Class A2)
3,000,000	g	Driven Brands Funding LLC	3.786	07/20/50	3,098,250
		Series - 2020 1A (Class A2)
1,829,356	g,i	Ellington Loan Acquisition Trust	1.248	05/25/37	1,824,830
		Series - 2007 2 (Class A2C)
4,100,000	g,i	Galaxy XIX CLO Ltd	0.000	07/24/30	4,077,942
		Series - 2015 19A (Class A1R)
1,333,333	†,i	Garanti Diversified Payment Rights Finance Co	3.440	10/09/21	1,315,000
		Series - 2016 A (Class A)
118,536	g	HERO Funding Trust	4.500	09/21/42	118,991
		Series - 2016 1R (Class A1)
501,978	g	HERO Funding Trust	3.280	09/20/48	519,278
		Series - 2017 2A (Class A1)
1,004,367	g	HERO Funding Trust	4.070	09/20/48	1,060,736
		Series - 2017 2A (Class A2)
3,904,793	g	Hertz Vehicle Financing LLC	4.030	07/25/24	3,929,898
		Series - 2018 3A (Class A)
265

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$995,102	g	Hilton Grand Vacations Trust	2.660%	12/26/28	$1,015,809
		Series - 2017 AA (Class A)
1,658,503	g	Hilton Grand Vacations Trust	2.960	12/26/28	1,667,964
		Series - 2017 AA (Class B)
1,426,058	g	Hilton Grand Vacations Trust	4.000	02/25/32	1,456,347
		Series - 2018 AA (Class C)
3,607,164	g	Hilton Grand Vacations Trust	2.840	07/25/33	3,617,408
		Series - 2019 AA (Class C)
57,205	i	Home Equity Asset Trust	3.986	06/25/33	57,137
		Series - 2003 1 (Class M1)
2,357,281	g	Horizon Aircraft Finance II Ltd	3.721	07/15/39	2,200,565
		Series - 2019 1 (Class A)
464,147	g	Horizon Aircraft Finance II Ltd	6.900	07/15/39	176,867
		Series - 2019 1 (Class C)
8,465,995	g	Horizon Aircraft Finance III Ltd	3.425	11/15/39	7,760,547
		Series - 2019 2 (Class A)
1,347,039	g,i	Invitation Homes Trust	1.052	06/17/37	1,344,508
		Series - 2018 SFR2 (Class A)
200,000	g,i	Invitation Homes Trust	1.602	06/17/37	199,626
		Series - 2018 SFR2 (Class D)
928,960	g,i	Invitation Homes Trust	1.251	01/17/38	928,998
		Series - 2018 SFR4 (Class A)
773,786	i	JP Morgan Mortgage Acquisition Trust	0.468	03/25/37	759,025
		Series - 2007 CH3 (Class A1B)
9,690,022	i	JP Morgan Mortgage Acquisition Trust	0.308	06/25/37	9,469,613
		Series - 2007 CH5 (Class A1)
8,822,708	g,i	KKR Industrial Portfolio Trust	1.189	03/15/37	8,829,290
		Series - 2020 AIP (Class A)
2,323,313	g,i	KKR Industrial Portfolio Trust	1.785	03/15/37	2,308,865
		Series - 2020 AIP (Class C)
1,966,941	g	Lunar Aircraft Ltd	4.335	02/15/45	1,284,274
		Series - 2020 1A (Class B)
771,582	g	Lunar Aircraft Ltd	6.413	02/15/45	314,959
		Series - 2020 1A (Class C)
428,546		MASTR Asset Backed Securities Trust (Step Bond)	5.648	11/25/35	429,904
		Series - 2005 AB1 (Class A4)
917,208		Mid-State Capital Trust	5.745	01/15/40	988,257
		Series - 2005 1 (Class A)
1,900,667	g	Mosaic Solar Loans LLC	3.820	06/22/43	2,002,537
		Series - 2017 2A (Class A)
800,000	g,i	MSCG Trust	3.577	06/07/35	661,073
		Series - 2015 ALDR (Class C)
4,310,000	g,i	MSCG Trust	3.577	06/07/35	3,272,639
		Series - 2015 ALDR (Class D)
616,946	g	MVW Owner Trust	2.520	12/20/32	619,754
		Series - 2015 1A (Class A)
866,404	g	MVW Owner Trust	2.640	12/20/33	862,565
		Series - 2016 1A (Class B)
2,013,746	g	MVW Owner Trust	3.900	01/21/36	2,069,145
		Series - 2018 1A (Class C)
2,173,590	g	MVW Owner Trust	3.330	11/20/36	2,197,323
		Series - 2019 1A (Class C)
266

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,180,000	g,i	Myers Park CLO Ltd	1.872%	10/20/30	$1,162,125
		Series - 2018 1A (Class B1)
415,867		Oakwood Mortgage Investors, Inc	5.410	11/15/32	425,500
		Series - 2002 C (Class A1)
2,500,000	g,i	Octagon Investment Partners 46 Ltd	0.000	07/15/33	2,490,779
		Series - 2020 2A (Class B)
9,875,000	g	PFS Financing Corp	0.930	08/15/24	9,880,756
		Series - 2020 F (Class A)
3,135,176	g	Pioneer Aircraft Finance Ltd	3.967	06/15/44	2,901,035
		Series - 2019 1 (Class A)
722,261	g	Pretium Mortgage Credit Partners I LLC (Step Bond)	3.844	12/27/58	723,689
		Series - 2019 NPL2 (Class A1)
1,796,656	g	Progress Residential Trust	2.897	12/17/34	1,802,490
		Series - 2017 SFR2 (Class A)
1,617,461	g	PRPM LLC (Step Bond)	3.967	04/25/24	1,630,954
		Series - 2019 2A (Class A1)
740,000	i	RASC Trust	3.080	08/25/35	737,483
		Series - 2005 KS8 (Class M4)
2,600,000		Santander Drive Auto Receivables Trust	2.220	09/15/26	2,654,472
		Series - 2020 2 (Class D)
7,940,000	g	SERVPRO Master Issuer LLC	3.882	10/25/49	8,365,981
		Series - 2019 1A (Class A2)
4,950,000	g	Sesac Finance LLC	5.216	07/25/49	5,255,613
		Series - 2019 1 (Class A2)
4,724,068	g	Settlement Fee Finance LLC	3.840	11/01/49	4,672,387
		Series - 2019 1A (Class A)
797,693	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	798,489
		Series - 2015 3A (Class A)
1,116,365	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	1,115,795
		Series - 2015 3A (Class B)
599,197	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	602,092
		Series - 2016 2A (Class A)
1,198,395	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	1,201,163
		Series - 2016 2A (Class B)
1,699,339	g	Sierra Timeshare Receivables Funding LLC	3.200	03/20/34	1,711,812
		Series - 2017 1A (Class B)
1,327,782	g	Sierra Timeshare Receivables Funding LLC	3.650	06/20/35	1,369,475
		Series - 2018 2A (Class B)
695,116	g	Sierra Timeshare Receivables Funding LLC	4.540	05/20/36	684,576
		Series - 2019 2A (Class D)
412,487	g	SolarCity LMC	4.800	11/20/38	403,396
		Series - 2013 1 (Class A)
582,173	g	SolarCity LMC	4.590	04/20/44	575,419
		Series - 2014 1 (Class A)
1,058,257	g	SolarCity LMC	4.020	07/20/44	1,065,922
		Series - 2014 2 (Class A)
7,689,879	g	Sonic Capital LLC	3.845	01/20/50	8,131,970
		Series - 2020 1A (Class A2I)
2,400,000	g	Stack Infrastructure Issuer LLC	1.893	08/25/45	2,415,610
		Series - 2020 1A (Class A2)
2,034,621	g	START Ireland	4.089	05/15/43	1,880,569
		Series - 2018 1 (Class A)
3,299,808	g	START Ireland	5.095	03/15/44	1,786,153
		Series - 2019 1 (Class B)
267

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,553,199	g	START Ireland	6.413%	03/15/44	$656,716
		Series - 2019 1 (Class C)
1,440,997	g,i	Starwood Waypoint Homes	1.102	01/17/35	1,439,342
		Series - 2017 1 (Class A)
6,450	i	Structured Asset Investment Loan Trust	1.048	09/25/34	6,261
		Series - 2004 8 (Class M1)
22,992	i	Structured Asset Investment Loan Trust	1.148	09/25/34	22,740
		Series - 2004 8 (Class A9)
836,821	i	Structured Asset Securities Corp Mortgage Loan Trust	1.657	04/25/35	819,411
		Series - 2005 7XS (Class 2A1A)
943,313	g	Taco Bell Funding LLC	4.377	05/25/46	947,123
		Series - 2016 1A (Class A2II)
7,812,563	g	Taco Bell Funding LLC	4.970	05/25/46	8,414,286
		Series - 2016 1A (Class A23)
12,854,048	g	Taco Bell Funding LLC	4.318	11/25/48	13,125,396
		Series - 2018 1A (Class A2I)
3,930,000	g	Taco Bell Funding LLC	4.940	11/25/48	4,244,203
		Series - 2018 1A (Class A2II)
5,411,466	g	TES LLC	4.330	10/20/47	5,519,500
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC	7.740	10/20/47	2,283,555
		Series - 2017 1A (Class B)
500,000	g	Tesla Auto Lease Trust	2.330	02/20/24	507,433
		Series - 2020 A (Class D)
1,156,999	g	Thunderbolt Aircraft Lease Ltd	4.500	05/17/32	270,125
		Series - 2017 A (Class C)
5,973,319	g	Thunderbolt Aircraft Lease Ltd (Step Bond)	4.212	05/17/32	5,627,493
		Series - 2017 A (Class A)
2,500,000	g	Tricon American Homes Trust	4.878	11/17/33	2,497,528
		Series - 2016 SFR1 (Class E)
1,528,484	g	Tricon American Homes Trust	2.716	09/17/34	1,555,445
		Series - 2017 SFR1 (Class A)
1,600,000	g	Tricon American Homes Trust	4.011	09/17/34	1,621,689
		Series - 2017 SFR1 (Class E)
400,000	g	Tricon American Homes Trust	3.275	01/17/36	413,726
		Series - 2017 SFR2 (Class B)
4,541,220		United Airlines Pass Through Trust	3.700	03/01/30	3,760,335
		Series - 2018 1 (Class )
4,750,000		United Airlines Pass Through Trust	2.700	05/01/32	4,490,730
		Series - 2019 2 (Class )
2,000,000		Verizon Owner Trust	1.940	04/22/24	2,046,946
		Series - 2019 C (Class A1A)
1,328,729	g	VOLT LXXV LLC (Step Bond)	3.967	02/25/49	1,329,657
		Series - 2019 NPL2 (Class A1)
600,000	g	VOLT LXXV LLC (Step Bond)	3.967	10/25/49	594,096
		Series - 2019 NPL7 (Class A1B)
2,350,000	g	VOLT LXXXIV LLC (Step Bond)	3.967	12/27/49	2,320,424
		Series - 2019 NP10 (Class A1B)
10,089,688	g	Wendys Funding LLC	3.573	03/15/48	10,428,701
		Series - 2018 1A (Class A2I)
7,780,000	g	Wendys Funding LLC	3.884	03/15/48	8,189,539
		Series - 2018 1A (Class A2II)
		TOTAL ASSET BACKED			376,359,047
268

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
OTHER MORTGAGE BACKED - 10.8%
$506,487	g,i	Agate Bay Mortgage Trust	3.500%	11/25/44	$524,505
		Series - 2014 3 (Class A13)
826,414	g,i	Agate Bay Mortgage Trust	3.500	09/25/45	857,204
		Series - 2015 6 (Class A9)
37,010		Alternative Loan Trust	5.250	11/25/33	38,096
		Series - 2003 J3 (Class 1A3)
320,809	i	Alternative Loan Trust	0.648	06/25/34	317,913
		Series - 2004 8CB (Class M1)
1,062,730	i	American Home Mortgage Investment Trust	1.815	10/25/34	1,071,038
		Series - 2004 3 (Class 4A)
540,000	i	Banc of America Commercial Mortgage Trust	4.505	09/15/48	522,068
		Series - 2015 UBS7 (Class C)
10,700,000		Banc of America Commercial Mortgage Trust	3.019	07/15/49	11,365,570
		Series - 2016 UB10 (Class ASB)
2,165,000		BANK	3.625	05/15/50	2,462,399
		Series - 2017 BNK4 (Class A4)
10,969	i	BANK	0.997	10/17/52	709
		Series - 2019 BN21 (Class XA)
1,000,000		BANK	3.203	12/15/52	1,107,840
		Series - 2019 BN23 (Class AS)
2,900,000	g	BANK	2.500	11/15/62	2,342,505
		Series - 2019 BN24 (Class D)
8,625,000		BANK	2.929	11/15/62	9,607,688
		Series - 2019 BN24 (Class ASB)
2,000,000	g	BANK	2.500	01/15/63	1,586,709
		Series - 2020 BN25 (Class D)
5,000,000	g,i	BBCMS Mortgage Trust	4.409	08/05/38	3,423,070
		Series - 2018 CHRS (Class E)
895,794	i	Bear Stearns Commercial Mortgage Securities Trust	5.117	02/11/41	889,529
		Series - 2005 PWR7 (Class B)
2,800,000	g,i	Benchmark Mortgage Trust	3.229	09/15/48	3,065,337
		Series - 2020 IG3 (Class AS)
5,000,000	g,i	Benchmark Mortgage Trust	3.654	09/15/48	5,251,161
		Series - 2020 IG3 (Class BXA)
1,100,000		Benchmark Mortgage Trust	4.267	03/15/52	1,297,633
		Series - 2019 B9 (Class AS)
1,100,000		Benchmark Mortgage Trust	3.419	08/15/52	1,230,216
		Series - 2019 B12 (Class AS)
3,600,000	i	Benchmark Mortgage Trust	4.510	05/15/53	4,394,012
		Series - 2018 B7 (Class A4)
9,000,000	g	Benchmark Mortgage Trust	4.139	07/15/53	9,010,523
		Series - 2020 B18 (Class AGNF)
13,907,213	g,i	BX Commercial Mortgage Trust	1.072	10/15/36	13,903,037
		Series - 2019 XL (Class A)
3,797,191	g,i	BX Commercial Mortgage Trust	1.402	10/15/36	3,786,519
		Series - 2019 XL (Class C)
3,797,191	g,i	BX Commercial Mortgage Trust	1.952	10/15/36	3,773,775
		Series - 2019 XL (Class E)
4,500,000		CD Mortgage Trust	2.622	08/10/49	4,754,287
		Series - 2016 CD1 (Class ASB)
269

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	i	CD Mortgage Trust	4.158%	11/10/49	$972,382
		Series - 2016 CD2 (Class C)
1,400,000	i	CD Mortgage Trust	4.711	02/10/50	1,396,008
		Series - 2017 CD3 (Class C)
224,438	g,i	CF Mortgage Trust	2.840	04/15/25	230,152
		Series - 2020 P1 (Class A1)
10,000,000	g,i	CF Mortgage Trust	3.603	04/15/52	10,033,969
		Series - 2020 P1 (Class A2)
4,250,000	g,i	CF Mortgage Trust	10.010	04/15/52	4,239,068
		Series - 2020 P1 (Class B)
5,000,000	i	CFCRE Commercial Mortgage Trust	3.502	11/10/49	5,489,400
		Series - 2016 C6 (Class AM)
199,494		Citicorp Mortgage Securities, Inc	5.500	07/25/35	203,193
		Series - 2005 4 (Class 1A7)
1,500,000	g	Citigroup Commercial Mortgage Trust	4.350	05/10/36	1,557,079
		Series - 2019 PRM (Class D)
1,900,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	2,066,178
		Series - 2014 GC19 (Class A4)
2,600,000	i	Citigroup Commercial Mortgage Trust	3.758	04/10/48	2,742,357
		Series - 2015 GC29 (Class B)
900,000	i	Citigroup Commercial Mortgage Trust	4.296	04/10/48	889,131
		Series - 2015 GC29 (Class C)
1,000,000		Citigroup Commercial Mortgage Trust	4.233	04/10/49	1,064,670
		Series - 2016 GC37 (Class B)
3,127,000	i	Citigroup Commercial Mortgage Trust	3.742	11/10/52	3,156,750
		Series - 2019 GC43 (Class C)
1,020,000		Citigroup Commercial Mortgage Trust	3.018	08/10/56	1,122,392
		Series - 2019 GC41 (Class AS)
20,000,000	g	COMM Mortgage Trust	2.841	08/15/45	20,467,084
		Series - 2012 CR2 (Class A3)
1,900,000		COMM Mortgage Trust	3.101	03/10/46	1,970,305
		Series - 2013 CR6 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.210	08/10/46	1,084,490
		Series - 2013 CR10 (Class A4)
3,000,000	g,i	COMM Mortgage Trust	5.463	08/10/46	2,451,855
		Series - 2013 LC13 (Class D)
5,000,000		COMM Mortgage Trust	4.199	03/10/47	5,440,616
		Series - 2014 UBS2 (Class AM)
3,092,577	i	COMM Mortgage Trust	5.127	03/10/47	3,039,837
		Series - 2014 UBS2 (Class C)
1,120,000		COMM Mortgage Trust	4.174	05/10/47	1,218,075
		Series - 2014 CR17 (Class AM)
5,600,000		COMM Mortgage Trust	3.828	07/15/47	6,130,393
		Series - 2014 CR18 (Class A5)
2,452,500	i	COMM Mortgage Trust	4.456	07/15/47	2,572,930
		Series - 2014 CR18 (Class B)
1,050,000		COMM Mortgage Trust	3.796	08/10/47	1,152,726
		Series - 2014 CR19 (Class A5)
2,800,000	i	COMM Mortgage Trust	4.703	08/10/47	3,032,051
		Series - 2014 CR19 (Class B)
1,500,000	g,i	COMM Mortgage Trust	4.868	08/10/47	1,324,323
		Series - 2014 CR19 (Class D)
270

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,700,000		COMM Mortgage Trust	3.917%	10/10/47	$1,864,357
		Series - 2014 LC17 (Class A5)
3,000,000	i	COMM Mortgage Trust	4.188	10/10/47	3,293,452
		Series - 2014 LC17 (Class AM)
2,500,000	g	COMM Mortgage Trust	3.000	03/10/48	1,613,328
		Series - 2015 CR22 (Class E)
3,340,500	i	COMM Mortgage Trust	4.244	03/10/48	3,387,435
		Series - 2015 CR22 (Class C)
2,600,000	g,i	COMM Mortgage Trust	4.244	03/10/48	2,275,890
		Series - 2015 CR22 (Class D)
1,000,000		COMM Mortgage Trust	3.801	05/10/48	1,099,030
		Series - 2015 CR23 (Class AM)
4,000,000	i	COMM Mortgage Trust	4.435	05/10/48	3,458,464
		Series - 2015 CR23 (Class D)
2,500,000	i	COMM Mortgage Trust	3.463	08/10/48	2,090,293
		Series - 2015 CR24 (Class D)
5,250,000	i	COMM Mortgage Trust	4.524	08/10/48	5,661,566
		Series - 2015 CR24 (Class B)
2,500,000	i	COMM Mortgage Trust	4.524	08/10/48	2,502,098
		Series - 2015 CR24 (Class C)
3,175,000	i	COMM Mortgage Trust	4.630	10/10/48	3,225,717
		Series - 2015 CR26 (Class C)
4,000,000		COMM Mortgage Trust	2.972	10/10/49	4,286,881
		Series - 2016 COR1 (Class ASB)
5,000,000		COMM Mortgage Trust	4.181	05/10/51	5,765,234
		Series - 2018 COR3 (Class ASB)
3,694,704	†,i	Commercial Mortgage Load Trust	5.983	12/10/49	1,624,985
		Series - 2008 LS1 (Class AM)
1,116,396	i	Connecticut Avenue Securities	2.748	05/25/24	977,166
		Series - 2014 C02 (Class 1M2)
10,643,878	i	Connecticut Avenue Securities	3.148	07/25/24	9,300,710
		Series - 2014 C03 (Class 1M2)
1,006,437	i	Connecticut Avenue Securities	5.148	11/25/24	1,028,668
		Series - 2014 C04 (Class 2M2)
305,404	i	Connecticut Avenue Securities	5.698	04/25/28	313,465
		Series - 2015 C04 (Class 2M2)
507,549	i	Connecticut Avenue Securities	5.848	04/25/28	525,387
		Series - 2015 C04 (Class 1M2)
608,841	i	Connecticut Avenue Securities	6.898	08/25/28	631,806
		Series - 2016 C01 (Class 1M2)
1,898,299	i	Connecticut Avenue Securities	7.098	08/25/28	2,032,376
		Series - 2016 C01 (Class 2M2)
459,417	i	Connecticut Avenue Securities	6.148	09/25/28	486,175
		Series - 2016 C02 (Class 1M2)
4,632,327	i	Connecticut Avenue Securities	6.048	10/25/28	4,893,677
		Series - 2016 C03 (Class 2M2)
2,553,823	i	Connecticut Avenue Securities	4.598	01/25/29	2,634,612
		Series - 2016 C05 (Class 2M2)
751,716	i	Connecticut Avenue Securities	4.398	04/25/29	768,710
		Series - 2016 C06 (Class 1M2)
454,744	i	Connecticut Avenue Securities	2.348	01/25/30	457,024
		Series - 2017 C05 (Class 1M2A)
290,399	i	Connecticut Avenue Securities	2.398	07/25/30	286,576
		Series - 2018 C01 (Class 1M2)
271

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,014,165	i	Connecticut Avenue Securities	0.998%	10/25/30	$1,008,290
		Series - 2018 C03 (Class 1EA2)
1,499,490	i	Connecticut Avenue Securities	2.698	12/25/30	1,472,781
		Series - 2018 C04 (Class 2M2)
109,717	g,i	Connecticut Avenue Securities	2.598	07/25/31	109,030
		Series - 2019 R01 (Class 2M2)
1,620,000	g,i	Connecticut Avenue Securities	2.148	01/25/40	1,578,099
		Series - 2020 R02 (Class 2M2)
461,016	i	Countrywide Alternative Loan Trust	0.386	07/20/35	443,572
		Series - 2005 24 (Class 4A1)
456,512	i	Countrywide Home Loan Mortgage Pass Through Trust	3.177	11/20/34	458,499
		Series - 2004 HYB6 (Class A2)
44,868		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	39,341
		Series - 2005 17 (Class 1A10)
5,000,000	g,i	CPT Mortgage Trust	3.097	11/13/39	4,711,115
		Series - 2019 CPT (Class E)
1,100,000	g,i	Credit Suisse Commercial Mortgage Trust	0.798	05/25/36	1,097,652
		Series - 2006 CF2 (Class M3)
9,296,737	g,i	Credit Suisse Commercial Mortgage Trust	3.500	02/25/48	9,647,635
		Series - 2018 J1 (Class A11)
1,265,738	i	Credit Suisse First Boston Mortgage Securities Corp	6.199	04/25/33	1,276,973
		Series - 2003 8 (Class DB1)
5,065,000		DBJPM	3.539	05/10/49	5,540,425
		Series - 2016 C1 (Class AM)
2,083,000	g,i	DBUBS Mortgage Trust	5.513	08/10/44	2,111,627
		Series - 2011 LC3A (Class B)
2,000,000	g,i	Ellington Financial Mortgage Trust	3.587	06/25/59	1,998,075
		Series - 2019 1 (Class M1)
930,353	i	Fieldstone Mortgage Investment Trust	0.883	12/25/35	924,404
		Series - 2005 2 (Class M2)
8,065,845	g,i	FirstKey Mortgage Trust	3.500	11/25/44	8,319,974
		Series - 2014 1 (Class A8)
1,552,046	g,i	Flagstar Mortgage Trust	3.500	03/25/47	1,570,292
		Series - 2017 1 (Class 1A5)
28,224	g,i	Flagstar Mortgage Trust	3.500	10/25/47	28,318
		Series - 2017 2 (Class A5)
938,647	g,i	Flagstar Mortgage Trust	4.102	10/25/47	978,108
		Series - 2017 2 (Class B3)
488,941	g,i	Flagstar Mortgage Trust	4.000	09/25/48	500,950
		Series - 2018 5 (Class A11)
2,864,000	i	GE Capital Commercial Mortgage Corp	5.941	11/10/45	630,017
		Series - 2005 C4 (Class B)
14,346,000	i	GS Mortgage Securities Corp II	3.978	03/10/51	16,219,668
		Series - 2018 GS9 (Class AAB)
1,258,000	g,i	GS Mortgage Securities Trust	3.668	07/10/52	1,283,802
		Series - 2019 GC40 (Class DBC)
642,854	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	08/25/49	657,631
		Series - 2019 PJ1 (Class A4)
503,098	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	11/25/49	517,566
		Series - 2019 PJ2 (Class A1)
272

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,314,061	g,i	GS Mortgage-Backed Securities Corp Trust	4.000%	11/25/49	$1,346,691
		Series - 2019 PJ2 (Class A4)
294,799	g	GSMPS Mortgage Loan Trust	7.500	03/25/35	308,052
		Series - 2005 RP2 (Class 1A2)
282,502	g	GSMPS Mortgage Loan Trust	7.500	09/25/35	294,280
		Series - 2005 RP3 (Class 1A2)
417,520		GSR Mortgage Loan Trust	6.000	01/25/35	428,892
		Series - 2005 1F (Class 3A3)
2,018,888	i	HarborView Mortgage Loan Trust	0.776	08/19/45	1,945,008
		Series - 2005 11 (Class 2A1A)
3,000,000	g,i	Hudson Yards Mortgage Trust	3.558	07/10/39	3,084,564
		Series - 2019 30HY (Class D)
2,000,000	g,i	Hudson Yards Mortgage Trust	3.041	12/10/41	1,978,348
		Series - 2019 55HY (Class D)
3,500,000	g,i	Hudson Yards Mortgage Trust	3.041	12/10/41	3,070,142
		Series - 2019 55HY (Class F)
108,381	i	Impac CMB Trust	0.808	03/25/35	105,796
		Series - 2004 11 (Class 2A1)
65,017	i	JP Morgan Alternative Loan Trust	0.428	04/25/47	60,821
		Series - 2007 S1 (Class A1)
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	4.214	01/15/46	1,664,685
		Series - 2013 C13 (Class D)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.525	07/15/46	312,300
		Series - 2011 C4 (Class C)
1,719,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	4.119	01/15/49	1,925,354
		Series - 2015 JP1 (Class AS)
10,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.713	08/15/49	10,510,071
		Series - 2016 JP2 (Class ASB)
2,140,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.822	08/15/49	2,319,769
		Series - 2016 JP2 (Class A4)
2,365,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.723	03/15/50	2,703,095
		Series - 2017 JP5 (Class A5)
5,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.379	09/15/50	5,318,670
		Series - 2017 JP7 (Class A3)
515,841	i	JP Morgan Mortgage Trust	3.469	11/25/33	521,756
		Series - 2006 A2 (Class 5A3)
1,628,724	g,i	JP Morgan Mortgage Trust	2.140	12/25/44	1,654,922
		Series - 2015 1 (Class B1)
282,275	g,i	JP Morgan Mortgage Trust	3.500	05/25/45	290,630
		Series - 2015 3 (Class A19)
1,076,154	g,i	JP Morgan Mortgage Trust	3.500	10/25/45	1,115,074
		Series - 2015 6 (Class A13)
561,967	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	576,152
		Series - 2016 1 (Class A13)
4,444,666	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	4,564,198
		Series - 2017 1 (Class A3)
660,841	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	669,579
		Series - 2017 2 (Class A5)
273

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$742,741	g,i	JP Morgan Mortgage Trust	3.500%	05/25/47	$760,609
		Series - 2017 2 (Class A13)
522,231	g,i	JP Morgan Mortgage Trust	3.500	08/25/47	524,252
		Series - 2017 3 (Class 1A5)
576,441	g,i	JP Morgan Mortgage Trust	3.500	09/25/48	599,617
		Series - 2018 3 (Class A13)
186,101	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	194,557
		Series - 2018 4 (Class A13)
765,273	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	800,103
		Series - 2018 5 (Class A13)
425,143	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	426,812
		Series - 2018 8 (Class A5)
700,854	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	718,465
		Series - 2018 8 (Class A13)
808,276	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	828,497
		Series - 2018 9 (Class A13)
347,855	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	358,208
		Series - 2019 1 (Class A3)
1,591,983	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	1,633,099
		Series - 2019 1 (Class A15)
14,610	g,i	JP Morgan Mortgage Trust	4.000	08/25/49	14,603
		Series - 2019 2 (Class A4)
847,615	g,i	JP Morgan Mortgage Trust	4.781	09/25/49	904,241
		Series - 2019 3 (Class B1)
2,542,353	g,i	JP Morgan Mortgage Trust	1.098	10/25/49	2,539,303
		Series - 2019 INV1 (Class A11)
2,540,926	g,i	JP Morgan Mortgage Trust	3.877	06/25/50	2,676,215
		Series - 2020 1 (Class B2)
797,757		JPMBB Commercial Mortgage Securities Trust	3.657	09/15/47	840,135
		Series - 2014 C23 (Class ASB)
5,000,000		JPMBB Commercial Mortgage Securities Trust	3.634	02/15/48	5,388,732
		Series - 2015 C27 (Class AS)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.445	02/15/48	999,877
		Series - 2015 C27 (Class C)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.773	08/15/48	1,099,512
		Series - 2015 C31 (Class B)
4,300,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	4,669,305
		Series - 2015 C28 (Class A4)
5,000,000		JPMDB Commercial Mortgage Securities Trust	2.536	05/13/53	5,297,031
		Series - 2020 COR7 (Class AS)
10,000,000	g	Liberty Street Trust	3.597	02/10/36	10,978,910
		Series - 2016 225L (Class A)
384,347		Master Alternative Loan Trust	7.000	01/25/34	415,847
		Series - 2004 1 (Class 3A1)
2,367,127	g	Morgan Stanley Bank of America Merrill Lynch Trust	4.384	12/15/46	2,423,515
		Series - 2014 C19 (Class LNC2)
12,304,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	13,323,988
		Series - 2015 C20 (Class A4)
1,185,000		Morgan Stanley Bank of America Merrill Lynch Trust	4.160	02/15/48	1,241,924
		Series - 2015 C20 (Class B)
274

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$850,782		Morgan Stanley Bank of America Merrill Lynch Trust	3.338%	03/15/48	$927,846
		Series - 2015 C21 (Class A4)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306	04/15/48	2,713,874
		Series - 2015 C22 (Class A4)
574,976	i	Morgan Stanley Capital I Trust	0.973	08/25/34	571,100
		Series - 2004 HE6 (Class M1)
2,212,301	i	Morgan Stanley Capital I Trust	0.853	02/25/35	2,199,016
		Series - 2005 WMC2 (Class M3)
1,000,000	g,i	Morgan Stanley Capital I Trust	5.675	09/15/47	1,002,897
		Series - 2011 C1 (Class D)
2,000,000	i	Morgan Stanley Capital I Trust	3.779	05/15/48	2,219,494
		Series - 2015 MS1 (Class A4)
10,000,000		Morgan Stanley Capital I Trust	2.606	08/15/49	10,549,609
		Series - 2016 UB11 (Class ASB)
213,332	†,i	Morgan Stanley Capital I Trust	6.467	12/12/49	127,146
		Series - 2007 IQ16 (Class AJFX)
300,000		Morgan Stanley Capital I Trust	3.587	12/15/50	339,863
		Series - 2017 HR2 (Class A4)
2,000,000	g,i	Natixis Commercial Mortgage Securities Trust	0.936	07/15/33	1,965,354
		Series - 2018 850T (Class A)
10,000,000	g,i	Natixis Commercial Mortgage Securities Trust	1.652	07/15/36	9,900,168
		Series - 2019 MILE (Class A)
3,000,000	g,i	Natixis Commercial Mortgage Securities Trust	3.652	07/15/36	2,813,552
		Series - 2019 MILE (Class E)
5,280,000	g,i	Natixis Commercial Mortgage Securities Trust	4.402	07/15/36	4,863,190
		Series - 2019 MILE (Class F)
10,000,000	g	Natixis Commercial Mortgage Securities Trust	3.305	10/15/36	9,889,977
		Series - 2019 1776 (Class D)
2,000,000	g	Natixis Commercial Mortgage Securities Trust	3.902	10/15/36	1,938,737
		Series - 2019 1776 (Class E)
151,364	g,i	New Residential Mortgage Loan Trust	4.000	02/25/57	163,981
		Series - 2017 1A (Class A1)
955,785	g,i	New Residential Mortgage Loan Trust	4.000	08/27/57	1,030,164
		Series - 2017 6A (Class A1)
267,244	i	New York Mortgage Trust	0.628	02/25/36	260,730
		Series - 2005 3 (Class A1)
833,018	g,i	OBX Trust	0.798	06/25/57	831,768
		Series - 2018 1 (Class A2)
5,700,000	g	One Bryant Park Trust	2.516	09/15/54	6,061,129
		Series - 2019 OBP (Class A)
528,965	g,i	Sequoia Mortgage Trust	3.500	05/25/45	547,222
		Series - 2015 2 (Class A1)
669,081	g,i	Sequoia Mortgage Trust	3.500	06/25/46	694,255
		Series - 2016 1 (Class A19)
3,008,510	g,i	Sequoia Mortgage Trust	3.500	11/25/46	3,069,922
		Series - 2016 3 (Class A10)
2,166,594	g,i	Sequoia Mortgage Trust	3.500	02/25/47	2,250,492
		Series - 2017 2 (Class A19)
2,358,603	g,i	Sequoia Mortgage Trust	3.500	02/25/47	2,378,212
		Series - 2017 1 (Class A4)
5,286,307	g,i	Sequoia Mortgage Trust	3.500	04/25/47	5,356,047
		Series - 2017 3 (Class A4)
275

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,012,627	g,i	Sequoia Mortgage Trust	3.500%	04/25/47	$2,090,437
		Series - 2017 3 (Class A19)
1,276,558	g,i	Sequoia Mortgage Trust	3.743	09/25/47	1,349,896
		Series - 2017 6 (Class B1)
988,569	g,i	Sequoia Mortgage Trust	3.500	02/25/48	1,017,138
		Series - 2018 2 (Class A1)
3,214,200	g,i	Sequoia Mortgage Trust	3.500	02/25/48	3,286,061
		Series - 2018 2 (Class A19)
1,431,119	g,i	Sequoia Mortgage Trust	3.500	03/25/48	1,475,441
		Series - 2018 3 (Class A1)
572,845	g,i	Sequoia Mortgage Trust	3.500	03/25/48	574,214
		Series - 2018 3 (Class A4)
330,636	g,i	Sequoia Mortgage Trust	4.000	09/25/48	330,778
		Series - 2018 7 (Class A4)
180,901	g,i	Sequoia Mortgage Trust	4.000	09/25/48	183,919
		Series - 2018 7 (Class A19)
96,177	g,i	Sequoia Mortgage Trust	4.000	11/25/48	97,345
		Series - 2018 8 (Class A19)
640,883	g,i	Sequoia Mortgage Trust	4.000	06/25/49	649,702
		Series - 2019 2 (Class A19)
2,231,553	g,i	Sequoia Mortgage Trust	4.000	06/25/49	2,275,446
		Series - 2019 2 (Class A1)
2,933,266	g,i	Sequoia Mortgage Trust	3.500	11/25/49	3,025,583
		Series - 2019 4 (Class A1)
4,766,609	g,i	Sequoia Mortgage Trust	3.500	12/25/49	4,896,931
		Series - 2019 5 (Class A1)
2,681,218	g,i	Sequoia Mortgage Trust	3.500	12/25/49	2,720,714
		Series - 2019 5 (Class A19)
4,789,707	g,i	Sequoia Mortgage Trust	3.000	04/25/50	4,898,565
		Series - 2020 3 (Class A19)
389,212	g,i	Shellpoint Co-Originator Trust	3.500	11/25/46	394,672
		Series - 2016 1 (Class 1A10)
1,898,833	g,i	Shellpoint Co-Originator Trust	3.500	04/25/47	1,924,979
		Series - 2017 1 (Class A4)
1,957,067	g,i	Shellpoint Co-Originator Trust	3.500	10/25/47	2,008,212
		Series - 2017 2 (Class A1)
590,459	g,i	Shellpoint Co-Originator Trust	3.500	10/25/47	591,726
		Series - 2017 2 (Class A4)
80,635	i	Structured Adjustable Rate Mortgage Loan Trust	0.488	08/25/35	80,483
		Series - 2005 16XS (Class A1)
190,273	i	Structured Agency Credit Risk Debt Note (STACR)	4.298	01/25/25	190,753
		Series - 2015 DN1 (Class M3)
2,253,009	i	STACR	4.798	10/25/28	2,340,461
		Series - 2016 DNA2 (Class M3)
2,150,240	i	STACR	3.398	07/25/29	2,202,020
		Series - 2017 DNA1 (Class M2)
55,033	i	STACR	1.348	10/25/29	55,033
		Series - 2017 DNA2 (Class M1)
1,551,073	i	STACR	2.472	08/25/30	1,525,707
		Series - 2018 HQA1 (Class M2)
276

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$147,439	g,i	STACR	1.798%	04/25/43	$141,984
		Series - 2018 HRP1 (Class M2)
2,273,397	g,i	STACR	3.989	09/25/47	2,259,672
		Series - 2017 SPI1 (Class M2)
99,927	g,i	STACR	3.721	02/25/48	100,455
		Series - 2018 SPI1 (Class M1)
3,387,828	g,i	STACR	4.473	11/25/48	3,368,190
		Series - 2018 SPI4 (Class M2)
2,309,735	g,i	STACR	2.198	11/25/49	2,279,532
		Series - 2019 HQA4 (Class M2)
600,000	g,i	STACR	1.848	12/25/49	586,943
		Series - 2020 DNA1 (Class M2)
5,010,000	g,i	STACR	1.998	02/25/50	4,877,419
		Series - 2020 DNA2 (Class M2)
4,072,000	g,i	STACR	3.248	03/25/50	4,010,776
		Series - 2020 HQA2 (Class M2)
475,000	g	Tricon American Homes	2.049	07/17/38	483,677
		Series - 2020 SFR1 (Class B)
3,000,000		UBS-Barclays Commercial Mortgage Trust	2.850	12/10/45	3,109,697
		Series - 2012 C4 (Class A5)
755,000	g,i	UBSBB	4.234	03/10/46	716,950
		Series - 2013 C5 (Class C)
549,680	g,i	Verus Securitization Trust	4.108	10/25/58	563,142
		Series - 2018 3 (Class A1)
1,765,775	g	VSE VOI Mortgage LLC	4.020	02/20/36	1,763,982
		Series - 2018 A (Class C)
1,258,402	i	Wachovia Bank Commercial Mortgage Trust	5.748	04/15/47	1,224,700
		Series - 2007 C31 (Class F)
547,753	i	Wachovia Mortgage Loan Trust	3.223	10/20/35	519,707
		Series - 2005 B (Class 1A1)
14,186	i	Washington Mutual Mortgage Pass-Through Certificates Trust	6.017	08/25/38	14,808
		Series - 2004 RA3 (Class 2A)
3,175,000		Wells Fargo Commercial Mortgage Trust	3.540	05/15/48	3,499,231
		Series - 2015 C28 (Class A4)
2,000,000	i	Wells Fargo Commercial Mortgage Trust	4.285	05/15/48	1,888,806
		Series - 2015 NXS1 (Class D)
2,650,000		Wells Fargo Commercial Mortgage Trust	3.637	06/15/48	2,940,972
		Series - 2015 C29 (Class A4)
4,000,000	i	Wells Fargo Commercial Mortgage Trust	3.767	07/15/58	4,446,474
		Series - 2015 NXS2 (Class A5)
1,022,858	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	1,036,695
		Series - 2019 2 (Class A17)
152,089	g	WFRBS Commercial Mortgage Trust	4.375	03/15/44	153,129
		Series - 2011 C3 (Class A4)
2,000,000		WFRBS Commercial Mortgage Trust	3.337	06/15/46	2,110,603
		Series - 2013 C14 (Class A5)
5,277,000		WFRBS Commercial Mortgage Trust	3.607	11/15/47	5,761,538
		Series - 2014 C24 (Class A5)
		TOTAL OTHER MORTGAGE BACKED			570,376,932

		TOTAL STRUCTURED ASSETS			946,735,979
		(Cost $942,732,004)

		TOTAL BONDS			4,999,354,268
		(Cost $4,826,753,275)
277

TIAA-CREF FUNDS – Core Plus Bond Fund

SHARES		COMPANY			VALUE
COMMON STOCKS - 0.0%

ENERGY - 0.0%
1,538	†	Cloud Peak Energy, Inc			$16
84,437	*	Tidewater, Inc			566,572
		TOTAL ENERGY			566,588

RETAILING - 0.0%
1,108	†,i	FullBeauty Brands Holdings Corp			1,108
		TOTAL RETAILING			1,108

		TOTAL COMMON STOCKS			567,696
		(Cost $1,704,219)

PREFERRED STOCKS - 0.2%

BANKS - 0.1%
200,000	‡	Wintrust Financial Corp			5,338,000
		TOTAL BANKS			5,338,000

DIVERSIFIED FINANCIALS - 0.1%
108,701	‡	Morgan Stanley			2,951,232
35,370	‡	Morgan Stanley			965,601
		TOTAL DIVERSIFIED FINANCIALS			3,916,833

		TOTAL PREFERRED STOCKS			9,254,833
		(Cost $8,844,409)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 12.5%

GOVERNMENT AGENCY DEBT - 5.9%
$25,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.080%	10/21/20	24,999,167
5,000,000		Federal Farm Credit Bank (FFCB)	0.100	11/20/20	4,999,514
17,595,000		Federal Home Loan Bank (FHLB)	0.075-0.095	10/09/20	17,594,765
8,943,000		FHLB	0.085	10/19/20	8,942,732
31,000,000		FHLB	0.095-0.100	10/20/20	30,999,018
39,208,000		FHLB	0.090-0.095	10/28/20	39,206,236
45,534,000		FHLB	0.090	10/30/20	45,531,799
18,101,000		FHLB	0.090	11/13/20	18,099,487
29,420,000		FHLB	0.090	11/23/20	29,416,968
12,500,000		FHLB	0.115	02/24/21	12,494,930
24,242,000		FHLB	0.110	03/17/21	24,230,754
20,675,000		FHLB	0.105	12/10/20	20,671,382
20,000,000		Federal National Mortgage Association (FNMA)	0.200	10/16/20	19,999,500
10,000,000		FNMA	0.080	11/13/20	9,999,164
		TOTAL GOVERNMENT AGENCY DEBT			307,185,416
278

TIAA-CREF FUNDS – Core Plus Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
REPURCHASE AGREEMENT - 1.1%
$58,155,000	r	Fixed Income Clearing Corp (FICC)	0.070%	10/01/20	$58,155,000
		TOTAL REPURCHASE AGREEMENT			58,155,000

TREASURY DEBT - 5.5%
15,000,000		United States Cash Management Bill	0.115	11/03/20	14,998,724
27,995,000		United States Cash Management Bill	0.093	11/17/20	27,991,528
33,000,000		United States Cash Management Bill	0.116	12/22/20	32,993,611
37,055,000		United States Treasury Bill	0.090-0.130	10/15/20	37,053,811
36,080,000		United States Treasury Bill	0.103-0.106	10/22/20	36,078,159
37,774,000		United States Treasury Bill	0.082-0.083	11/05/20	37,770,603
43,640,000		United States Treasury Bill	0.091	12/03/20	43,632,363
12,120,000		United States Treasury Bill	0.095	12/24/20	12,116,889
50,959,000		United States Treasury Bill	0.095-0.115	12/31/20	50,945,474
		TOTAL TREASURY DEBT			293,581,162

		TOTAL SHORT-TERM INVESTMENTS			658,921,578
		(Cost $658,910,854)
		TOTAL INVESTMENTS - 109.0%			5,772,990,793
		(Cost $5,604,348,486)
		OTHER ASSETS & LIABILITIES, NET - (9.0)%			(475,327,099)
		NET ASSETS - 100.0%			$5,297,663,694

Abbreviation(s):
DOP	Dominican Republic Peso
EUR	Euro
LIBOR	London Interbank Offered Rate
M	Month
PEN	Peruvian Sol
REIT	Real Estate Investment Trust
W	Week

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2020, the aggregate value of these securities is $1,322,608,536 or 25.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o	Payment in Kind Bond
q	In default
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $58,155,000 on 10/01/20, collateralized by U.S. Treasury Notes valued at $59,318,106.

279

TIAA-CREF FUNDS – Core Plus Bond Fund

Futures contracts outstanding as of September 30, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 5 Year Note (CBT)	(929)	12/31/20	$(116,918,899)	$(117,083,031)	$(164,132)

Forward foreign currency contracts outstanding as of September 30, 2020 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$1,564,538	EUR	1,314,970	CITIBANK N.A.	11/18/20	$21,240

Abbreviation(s):
EUR	Euro
280

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

TIAA-CREF FUNDS

5-15 YEAR LADDERED TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 97.0%

ALABAMA - 2.3%
$500,000		City of Birmingham AL	5.000%	12/01/29	$643,450
500,000		City of Birmingham AL	5.000	12/01/30	638,610
630,000		County of Mobile AL	5.000	02/01/34	808,038
2,900,000		Lower Alabama Gas District	4.000	12/01/50	3,321,254
1,000,000		University of South Alabama	5.000	11/01/31	1,199,110
		TOTAL ALABAMA			6,610,462

ALASKA - 1.3%
500,000		Alaska Municipal Bond Bank Authority	5.000	12/01/31	592,710
2,570,000		Borough of Matanuska-Susitna AK	5.000	09/01/25	3,056,090
		TOTAL ALASKA			3,648,800

ARIZONA - 1.0%
2,000,000		Chandler Industrial Development Authority	5.000	06/01/49	2,308,180
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/25	237,310
190,000		Pinal County Electric District No 3	5.000	07/01/33	232,855
		TOTAL ARIZONA			2,778,345

ARKANSAS - 0.9%
1,000,000	g	Arkansas Development Finance Authority	4.500	09/01/49	1,010,000
1,000,000		City of Fort Smith AR Water & Sewer Revenue	5.000	10/01/32	1,259,180
		TOTAL ARKANSAS			2,269,180

CALIFORNIA - 3.1%
365,000		California Educational Facilities Authority	5.000	12/01/29	432,948
1,510,000		California Health Facilities Financing Authority	5.000	09/01/33	1,788,187
185,000		California Municipal Finance Authority	4.000	07/15/29	182,564
715,000	g	California School Finance Authority	5.000	08/01/25	844,887
225,000	g	California Statewide Communities Development Authority	5.000	12/01/28	264,368
2,000,000		City of Los Angeles Department of Airports	5.000	05/15/27	2,416,100
450,000		Palmdale Community Redevelopment Agency	5.000	09/01/25	543,272
415,000		Palmdale Community Redevelopment Agency	5.000	09/01/31	497,398
750,000		San Diego Public Facilities Financing Authority	5.000	10/15/31	872,070
500,000		Santee CDC Successor Agency	5.000	08/01/27	620,490
		TOTAL CALIFORNIA			8,462,284

COLORADO - 1.4%
1,500,000		City & County of Denver CO Airport System Revenue	5.000	11/15/30	1,834,035
281

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Colorado Health Facilities Authority	5.000%	12/01/41	$289,165
310,000	Denver Health & Hospital Authority	5.000	12/01/28	377,670
1,000,000	Interlocken Metropolitan District	5.000	12/01/27	1,275,460
	TOTAL COLORADO			3,776,330

CONNECTICUT - 4.4%
1,180,000	Capital Region Development Authority	5.000	06/15/29	1,457,371
765,000	Capital Region Development Authority	5.000	06/15/33	912,255
1,900,000	City of Bridgeport CT	5.000	06/01/34	2,277,188
495,000	Connecticut State Health & Educational Facilities Authority	5.000	07/01/27	619,928
630,000	Connecticut State Health & Educational Facilities Authority	5.000	07/01/29	701,700
330,000	Connecticut State Health & Educational Facilities Authority	5.000	07/01/30	365,016
350,000	Connecticut State Health & Educational Facilities Authority	5.000	07/01/32	421,123
350,000	Connecticut State Health & Educational Facilities Authority	5.000	07/01/33	419,244
300,000	Connecticut State Higher Education Supplement Loan Authority	5.000	11/15/25	349,071
250,000	Connecticut State Higher Education Supplement Loan Authority	5.000	11/15/26	295,472
500,000	State of Connecticut Special Tax Revenue	5.000	05/01/30	665,940
1,000,000	State of Connecticut Special Tax Revenue	5.000	05/01/34	1,289,200
2,000,000	University of Connecticut	5.000	03/15/28	2,401,980
	TOTAL CONNECTICUT			12,175,488

DISTRICT OF COLUMBIA - 0.4%
955,000	District of Columbia	5.000	04/01/27	1,186,463
	TOTAL DISTRICT OF COLUMBIA			1,186,463

FLORIDA - 5.5%
1,000,000	Alachua County Health Facilities Authority	5.000	12/01/31	1,283,480
250,000	County of Broward FL Airport System Revenue	5.000	10/01/27	311,237
250,000	County of Broward FL Airport System Revenue	5.000	10/01/28	308,220
3,000,000	Escambia County Health Facilities Authority	5.000	08/15/32	3,713,160
1,100,000	Greater Orlando Aviation Authority	5.000	10/01/26	1,340,471
175,000	Hillsborough County Aviation Authority	5.000	10/01/31	216,283
185,000	Hillsborough County Aviation Authority	5.000	10/01/32	227,169
190,000	Hillsborough County Aviation Authority	5.000	10/01/33	232,203
400,000	Hillsborough County Port District	5.000	06/01/29	486,652
1,000,000	Hillsborough County Port District	5.000	06/01/33	1,194,160
210,000	Miami-Dade County Educational Facilities Authority	5.000	04/01/28	261,118
1,375,000	Miami-Dade County Expressway Authority	5.000	07/01/31	1,651,870
2,180,000	Port St. Lucie Community Redevelopment Agency	5.000	01/01/26	2,662,020
500,000	School District of Broward County	5.000	07/01/31	601,905
75,000	Volusia County Educational Facility Authority	5.000	10/15/25	90,177
282

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$540,000	Volusia County Educational Facility Authority	5.000%	10/15/32	$659,081
	TOTAL FLORIDA			15,239,206

GEORGIA - 3.4%
1,250,000	Brookhaven Development Authority	5.000	07/01/27	1,594,400
1,110,000	Burke County Development Authority	2.250	10/01/32	1,150,371
1,000,000	Dahlonega Downtown Development Authority	4.000	07/01/37	1,127,710
1,250,000	Dahlonega Downtown Development Authority	4.000	07/01/38	1,405,987
1,000,000	Dahlonega Downtown Development Authority	5.000	07/01/39	1,191,680
250,000	Georgia Municipal Association, Inc	5.000	12/01/30	317,923
1,000,000	Glynn-Brunswick Memorial Hospital Authority	5.000	08/01/47	1,138,920
1,020,000	Main Street Natural Gas, Inc	4.000	08/01/49	1,157,129
500,000	Municipal Electric Authority of Georgia	5.000	01/01/25	588,820
	TOTAL GEORGIA			9,672,940

GUAM - 0.2%
200,000	Port Authority of Guam	5.000	07/01/29	236,074
200,000	Port Authority of Guam	5.000	07/01/30	234,732
	TOTAL GUAM			470,806

HAWAII - 1.4%
1,275,000	City & County of Honolulu HI	5.000	09/01/27	1,652,910
1,000,000	State of Hawaii Airports System Revenue	5.000	07/01/29	1,239,300
1,000,000	State of Hawaii Airports System Revenue	5.000	07/01/41	1,142,050
	TOTAL HAWAII			4,034,260

ILLINOIS - 13.2%
1,500,000	Chicago Board of Education	5.000	12/01/26	1,685,880
1,335,000	Chicago Board of Education	4.000	12/01/27	1,420,573
500,000	Chicago Housing Authority	5.000	01/01/33	607,095
2,000,000	Chicago Midway International Airport	5.000	01/01/26	2,370,700
400,000	Chicago O’Hare International Airport	5.000	01/01/22	419,624
750,000	Chicago O’Hare International Airport	5.000	01/01/25	876,375
300,000	Chicago O’Hare International Airport	5.000	01/01/28	362,268
1,000,000	Chicago O’Hare International Airport	5.000	01/01/32	1,146,890
1,000,000	Chicago Transit Authority	5.000	06/01/25	1,185,670
3,250,000	City of Chicago IL	5.000	01/01/28	3,512,047
500,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	527,160
1,500,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	1,581,480
1,000,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/25	1,166,680
1,000,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/26	1,199,960
1,250,000	City of Chicago IL, GO	5.000	01/01/29	1,351,700
1,500,000	City of Chicago IL, GO	5.500	01/01/35	1,574,970
650,000	City of Chicago IL, GO	5.500	01/01/37	681,031
500,000	City of Chicago IL, GO	5.500	01/01/42	520,770
1,750,000	County of Cook IL	5.000	11/15/31	2,075,395
400,000	Illinois Finance Authority	5.000	05/01/21	407,988
500,000	Illinois Finance Authority	5.000	11/01/21	518,515
283

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Illinois State Toll Highway Authority	5.000%	01/01/25	$1,179,480
2,000,000		Metropolitan Water Reclamation District of Greater Chicago	5.000	12/01/30	2,453,260
1,500,000		Sales Tax Securitization Corp	5.000	01/01/30	1,799,340
2,000,000		State of Illinois	5.000	06/01/28	2,157,100
145,000		State of Illinois, GO	6.250	12/15/20	146,137
250,000		Village of Broadview IL	5.000	12/01/28	318,395
200,000		Village of Broadview IL	5.000	12/01/29	253,466
545,000		Village of Broadview IL	5.000	12/01/30	687,496
745,000		Village of Broadview IL	5.000	12/01/33	927,845
2,000,000		Wheaton College	0.900	10/01/35	2,000,000
		TOTAL ILLINOIS			37,115,290

INDIANA - 0.6%
1,365,000		City of Whiting IN	5.000	12/01/44	1,668,849
		TOTAL INDIANA			1,668,849

IOWA - 0.2%
475,000		Iowa Higher Education Loan Authority	5.000	10/01/27	598,951
		TOTAL IOWA			598,951

KENTUCKY - 1.9%
2,000,000		Kentucky Turnpike Authority	5.000	07/01/26	2,439,840
1,250,000		Paducah Electric Plant Board	5.000	10/01/34	1,482,775
1,250,000		Paducah Electric Plant Board	5.000	10/01/35	1,479,750
		TOTAL KENTUCKY			5,402,365

LOUISIANA - 1.6%
750,000		Louisiana Local Government Environmental Facilities & Community Development Auth	5.000	10/01/27	938,835
500,000		New Orleans Aviation Board	5.000	10/01/33	613,135
1,250,000		St. Tammany Parish Hospital Service District No	5.000	07/01/33	1,534,438
1,000,000		State of Louisiana	5.000	08/01/26	1,253,820
		TOTAL LOUISIANA			4,340,228

MAINE - 0.2%
750,000	†,g,q	Finance Authority of Maine	5.375	12/15/33	412,500
		TOTAL MAINE			412,500

MARYLAND - 0.8%
2,000,000		County of Baltimore MD	4.000	01/01/29	2,307,320
		TOTAL MARYLAND			2,307,320
284

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MASSACHUSETTS - 0.2%
$500,000		Massachusetts Development Finance Agency	5.000%	12/01/29	$607,650
		TOTAL MASSACHUSETTS			607,650

MICHIGAN - 4.1%
2,000,000		Michigan Finance Authority	5.000	04/01/25	2,369,240
2,000,000		Michigan Finance Authority	5.000	11/15/28	2,450,400
1,650,000		Michigan Finance Authority	5.000	07/01/44	1,787,462
1,750,000		State of Michigan Trunk Line Revenue	5.000	11/15/30	2,408,070
1,250,000		Wayne County Airport Authority	5.000	12/01/29	1,547,288
385,000		Wayne County Airport Authority	5.000	12/01/29	485,878
		TOTAL MICHIGAN			11,048,338

MINNESOTA - 0.9%
1,055,000		City of Minneapolis MN	5.000	11/15/33	1,310,088
70,000		Duluth Economic Development Authority	5.000	02/15/33	83,848
500,000		Northern Municipal Power Agency	5.000	01/01/26	612,580
500,000		Northern Municipal Power Agency	5.000	01/01/28	607,100
		TOTAL MINNESOTA			2,613,616

MISSISSIPPI - 1.8%
1,250,000		Mississippi Development Bank	5.000	03/01/25	1,456,225
1,045,000		Mississippi Development Bank	5.000	03/01/26	1,246,319
1,000,000		Mississippi Development Bank	5.000	06/01/27	1,275,830
1,000,000		Mississippi Development Bank	5.000	03/01/35	1,139,780
		TOTAL MISSISSIPPI			5,118,154

MISSOURI - 2.4%
1,225,000		City of Kansas City MO	5.000	10/01/26	1,466,570
1,000,000		City of St. Louis MO Parking Revenue	5.000	12/15/25	1,212,180
1,000,000		City of St. Louis MO Parking Revenue	5.000	12/15/26	1,214,670
900,000		Health & Educational Facilities Authority of the State of Missouri	5.000	02/15/28	1,138,158
1,745,000		St. Louis Municipal Finance Corp	5.000	02/15/26	2,054,214
		TOTAL MISSOURI			7,085,792

NATIONAL - 0.4%
1,000,000	g	JPMorgan Chase Putters	1.100	06/01/21	1,000,000
		TOTAL NATIONAL			1,000,000

NEBRASKA - 0.1%
250,000		Omaha Airport Authority	5.000	12/15/22	272,670
		TOTAL NEBRASKA			272,670
285

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
NEVADA - 0.4%
$1,000,000	Las Vegas Redevelopment Agency	5.000%	06/15/26	$1,185,100
	TOTAL NEVADA			1,185,100

NEW JERSEY - 5.3%
1,000,000	New Jersey Economic Development Authority	5.000	06/15/27	1,183,360
3,500,000	New Jersey Economic Development Authority	5.000	11/01/35	4,045,265
1,000,000	New Jersey Educational Facilities Authority	5.000	07/01/27	1,206,860
1,000,000	New Jersey Transportation Trust Fund Authority	5.000	06/15/29	1,158,130
765,000	New Jersey Transportation Trust Fund Authority	5.000	12/15/33	883,300
5,000,000	New Jersey Transportation Trust Fund Authority	5.000	06/15/34	5,766,850
500,000	South Jersey Port Corp	5.000	01/01/48	537,900
	TOTAL NEW JERSEY			14,781,665

NEW YORK - 6.2%
1,000,000	Brooklyn Arena Local Development Corp	5.000	07/15/26	1,136,750
1,000,000	Metropolitan Transportation Authority	5.000	11/15/25	1,065,850
1,250,000	Metropolitan Transportation Authority	5.000	11/15/50	1,325,363
1,415,000	Metropolitan Transportation Authority	5.250	11/15/55	1,522,667
1,750,000	New York State Dormitory Authority	5.000	07/01/33	2,018,135
1,000,000	New York State Urban Development Corp	5.000	03/15/35	1,292,960
375,000	New York Transportation Development Corp	5.000	07/01/30	410,884
1,080,000	New York Transportation Development Corp	4.000	10/01/30	1,103,242
1,000,000	New York Transportation Development Corp	5.000	08/01/31	996,950
715,000	New York Transportation Development Corp	5.000	01/01/36	757,957
1,500,000	Port Authority of New York & New Jersey	5.000	07/15/31	1,934,955
1,000,000	Port Authority of New York & New Jersey	4.000	11/01/34	1,138,260
1,000,000	Port Authority of New York & New Jersey	5.000	11/01/35	1,243,050
1,000,000	Westchester County Local Development Corp	5.000	11/01/25	1,134,470
	TOTAL NEW YORK			17,081,493

NORTH CAROLINA - 1.6%
100,000	City of Charlotte NC Airport Revenue	5.000	07/01/25	118,963
1,355,000	County of Duplin NC	5.000	04/01/27	1,637,626
1,000,000	North Carolina Medical Care Commission	5.000	12/01/26	1,231,980
255,000	North Carolina Medical Care Commission	3.000	07/01/36	268,900
200,000	North Carolina Turnpike Authority	5.000	01/01/22	211,226
1,000,000	The Charlotte-Mecklenburg Hospital Authority	5.000	01/15/26	1,211,410
	TOTAL NORTH CAROLINA			4,680,105

NORTH DAKOTA - 0.4%
1,000,000	North Dakota Housing Finance Agency	2.400	01/01/26	1,058,500
	TOTAL NORTH DAKOTA			1,058,500

OHIO - 2.5%
1,000,000	American Municipal Power, Inc	5.000	02/15/34	1,273,730
1,000,000	City of Cleveland OH Airport System Revenue	5.000	01/01/27	1,214,220
200,000	City of Cleveland OH Income Tax Revenue	5.000	10/01/27	255,748
286

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		City of Cleveland OH Income Tax Revenue	5.000%	10/01/28	$320,732
240,000		City of Toledo OH	4.000	12/01/29	288,636
250,000		City of Toledo OH	4.000	12/01/30	299,923
200,000		City of Toledo OH	4.000	12/01/31	237,718
1,500,000		County of Miami OH	5.000	08/01/32	1,871,805
700,000		Miami University	5.000	09/01/28	909,874
175,000		State of Ohio	5.000	01/15/35	220,371
		TOTAL OHIO			6,892,757

OKLAHOMA - 0.9%
750,000		Oklahoma Development Finance Authority	5.000	08/15/28	917,505
1,500,000		Oklahoma Development Finance Authority	5.250	08/15/48	1,742,235
		TOTAL OKLAHOMA			2,659,740

OREGON - 1.7%
3,000,000	†,g,q	Oregon State Business Development Commission	6.500	04/01/31	1,945,470
1,000,000	q	Oregon State Business Development Commission	11.500	04/01/31	712,390
625,000	g	Oregon State Business Development Commission	0.000	04/01/37	541,056
1,000,000		Tri-County Metropolitan Transportation District of Oregon	5.000	10/01/28	1,287,080
		TOTAL OREGON			4,485,996

PENNSYLVANIA - 4.8%
1,100,000		Allegheny County Higher Education Building Authority	5.000	03/01/29	1,307,581
480,000		Borough of Columbia PA	4.000	06/15/38	497,534
1,000,000		City of Philadelphia PA	5.000	08/01/26	1,233,140
740,000		Coatesville School District	5.000	08/01/25	886,764
500,000		Lancaster County Career & Technology Center Authority	4.000	02/01/25	564,565
500,000		Lancaster County Career & Technology Center Authority	4.000	02/01/26	576,495
670,000		Lancaster County Career & Technology Center Authority	4.000	02/01/30	789,937
2,000,000		Pennsylvania Economic Development Financing Authority	5.000	12/31/25	2,360,700
415,000		Pittsburgh Water & Sewer Authority	5.000	09/01/27	534,437
1,500,000		School District of the City of Erie	5.000	04/01/28	1,926,285
1,155,000		State Public School Building Authority	5.000	05/01/25	1,363,200
915,000		Township of Northampton PA	4.000	05/15/33	1,026,996
		TOTAL PENNSYLVANIA			13,067,634

RHODE ISLAND - 0.4%
825,000		Rhode Island Commerce Corp	5.000	06/15/27	1,017,159
		TOTAL RHODE ISLAND			1,017,159

SOUTH CAROLINA - 0.3%
265,000		City of Rock Hill SC Combined Utility System Revenue	5.000	01/01/27	328,931
170,000		City of Rock Hill SC Combined Utility System Revenue	5.000	01/01/28	215,844
287

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$265,000	City of Rock Hill SC Combined Utility System Revenue	5.000%	01/01/29	$342,971
	TOTAL SOUTH CAROLINA			887,746

SOUTH DAKOTA - 0.2%
465,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/25	565,700
	TOTAL SOUTH DAKOTA			565,700

TENNESSEE - 1.3%
2,305,000	Metropolitan Nashville Airport Authority	5.000	07/01/35	2,854,028
755,000	Tennessee Energy Acquisition Corp	4.000	11/01/49	860,828
	TOTAL TENNESSEE			3,714,856

TEXAS - 12.4%
350,000	Atascosa County Industrial Development Corp	5.000	12/15/28	441,059
350,000	Atascosa County Industrial Development Corp	5.000	12/15/29	447,958
400,000	Atascosa County Industrial Development Corp	5.000	12/15/30	517,700
1,100,000	Central Texas Regional Mobility Authority	5.000	01/01/27	1,366,123
1,210,000	Central Texas Regional Mobility Authority	5.000	01/01/29	1,510,491
400,000	City of Austin TX Airport System Revenue	5.000	11/15/27	492,084
900,000	City of Austin TX Airport System Revenue	5.000	11/15/39	1,011,015
1,000,000	City of El Paso TX	4.000	08/15/35	1,217,990
2,000,000	City of El Paso TX Airport Revenue	5.000	08/15/28	2,464,740
1,970,000	City of Houston TX	5.000	03/01/32	2,436,673
4,000,000	City of Houston TX Combined Utility System Revenue	5.000	11/15/29	5,426,800
1,500,000	City of Lubbock TX	5.000	02/15/25	1,799,115
500,000	County of Galveston TX	4.000	02/01/38	568,905
550,000	Dallas County Utility & Reclamation District	5.000	02/15/26	672,215
1,105,000	Love Field Airport Modernization Corp	5.250	11/01/40	1,107,354
1,000,000	Lower Colorado River Authority	5.000	05/15/25	1,200,660
600,000	North Texas Tollway Authority	5.000	01/01/25	710,454
1,000,000	North Texas Tollway Authority	5.000	01/01/30	1,253,130
420,000	Port Freeport TX	5.000	06/01/28	527,759
825,000	Port Freeport TX	5.000	06/01/29	1,029,666
865,000	Port Freeport TX	5.000	06/01/30	1,078,370
935,000	Port Freeport TX	5.000	06/01/32	1,152,715
1,545,000	Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/32	1,649,983
2,500,000	Texas Private Activity Bond Surface Transportation Corp	5.000	12/31/35	3,087,000
1,000,000	University of North Texas	5.000	04/15/27	1,267,970
	TOTAL TEXAS			34,437,929

UTAH - 1.1%
475,000	Salt Lake City Corp Airport Revenue	5.000	07/01/31	581,068
1,000,000	Salt Lake City Corp Airport Revenue	5.000	07/01/32	1,215,170
1,000,000	Salt Lake City Corp Airport Revenue	5.000	07/01/33	1,208,280
	TOTAL UTAH			3,004,518
288

TIAA-CREF FUNDS – 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
VIRGIN ISLANDS - 1.8%
$2,000,000	g	Virgin Islands Public Finance Authority	5.000%	09/01/25	$2,312,780
2,500,000	g	Virgin Islands Public Finance Authority	5.000	09/01/33	2,783,950
		TOTAL VIRGIN ISLANDS			5,096,730

WASHINGTON - 0.6%
500,000		Klickitat County Public Utility District No	5.000	12/01/27	637,730
1,000,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/29	1,154,260
		TOTAL WASHINGTON			1,791,990

WEST VIRGINIA - 1.3%
1,000,000		West Virginia Higher Education Policy Commission	5.000	07/01/27	1,259,790
750,000		West Virginia Hospital Finance Authority	5.000	01/01/29	943,223
1,215,000		West Virginia Hospital Finance Authority	5.000	01/01/30	1,514,352
		TOTAL WEST VIRGINIA			3,717,365

		TOTAL LONG-TERM MUNICIPAL BONDS			270,043,270
		(Cost $257,766,661)

		TOTAL INVESTMENTS - 97.0%			270,043,270
		(Cost $257,766,661)
		OTHER ASSETS & LIABILITIES, NET - 3.0%			8,452,855
		NET ASSETS - 100.0%			$278,496,125

Abbreviation(s):
GO	General Obligation

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2020, the aggregate value of these securities is $11,115,011 or 4.0% of net assets.
q	In default

289

TIAA-CREF FUNDS – Green Bond Fund

TIAA-CREF FUNDS
GREEN BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2020

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.0%

UTILITIES - 1.0%
$425,561	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	4.000%	11/28/24	$424,365
		TOTAL UTILITIES				424,365

		TOTAL BANK LOAN OBLIGATIONS				424,365
		(Cost $422,452)

BONDS - 92.8%

CORPORATE BONDS - 46.3%

BANKS - 7.6%
250,000		Bank of America Corp		0.981	09/25/25	249,939
475,000		Bank of America Corp		2.456	10/22/25	500,894
500,000		Citigroup, Inc		1.678	05/15/24	512,175
250,000		First Abu Dhabi Bank PJSC		3.000	03/30/22	257,759
500,000		HSBC Holdings plc		3.033	11/22/23	521,535
450,000	g	ING Groep NV		1.400	07/01/26	455,033
250,000		National Australia Bank Ltd		3.625	06/20/23	270,602
250,000		Royal Bank of Scotland Group plc		2.359	05/22/24	256,498
200,000	g	Shinhan Financial Group Co Ltd		3.340	02/05/30	209,650
		TOTAL BANKS				3,234,085

CAPITAL GOODS - 2.2%
250,000		Johnson Controls International plc		1.750	09/15/30	252,102
250,000	g	NBM US Holdings, Inc		6.625	08/06/29	267,813
225,000		Xylem, Inc		1.950	01/30/28	234,297
150,000		Xylem, Inc		2.250	01/30/31	158,920
		TOTAL CAPITAL GOODS				913,132

CONSUMER SERVICES - 1.3%
250,000		Conservation Fund		3.474	12/15/29	270,109
260,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	1.331	02/01/24	258,141
		TOTAL CONSUMER SERVICES				528,250

DIVERSIFIED FINANCIALS - 0.6%
250,000	i	Toronto-Dominion Bank	SOFR + 0.450%	0.520	09/28/23	250,074
		TOTAL DIVERSIFIED FINANCIALS				250,074

FOOD & STAPLES RETAILING - 0.6%
250,000		SYSCO Corp		2.400	02/15/30	252,006
		TOTAL FOOD & STAPLES RETAILING				252,006

FOOD, BEVERAGE & TOBACCO - 0.6%
250,000		PepsiCo, Inc		2.875	10/15/49	268,078
		TOTAL FOOD, BEVERAGE & TOBACCO				268,078
290

TIAA-CREF FUNDS – Green Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
$400,000		Kaiser Foundation Hospitals	3.150%	05/01/27	$447,832
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			447,832

MATERIALS - 2.7%
250,000	g	Celulosa Arauco y Constitucion S.A.	5.150	01/29/50	264,750
525,000	g	Inversiones CMPC S.A.	4.375	04/04/27	584,724
250,000	g	LG Chem Ltd	3.625	04/15/29	277,298
		TOTAL MATERIALS			1,126,772

MEDIA & ENTERTAINMENT - 1.5%
125,000		Alphabet, Inc	0.450	08/15/25	124,245
250,000	g	Mosaic Solar Loan Trust	1.440	08/20/46	248,117
260,000		Smithsonian Institution	2.645	09/01/39	268,231
		TOTAL MEDIA & ENTERTAINMENT			640,593

REAL ESTATE - 3.8%
500,000		Alexandria Real Estate Equities, Inc	4.000	01/15/24	549,794
250,000	h	Equinix, Inc	1.000	09/15/25	247,658
275,000	g	HAT Holdings I LLC	5.250	07/15/24	286,569
250,000	g	HAT Holdings I LLC	6.000	04/15/25	266,325
250,000	g	HAT Holdings I LLC	3.750	09/15/30	250,625
		TOTAL REAL ESTATE			1,600,971

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
250,000	g	NXP BV	3.400	05/01/30	273,480
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			273,480

TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
500,000		Apple, Inc	3.000	06/20/27	563,803
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			563,803

UTILITIES - 22.4%
250,000	g	AES Gener S.A.	6.350	10/07/79	252,187
600,000		Avangrid, Inc	3.200	04/15/25	660,237
500,000	g	Azure Power Energy Ltd	5.500	11/03/22	509,366
300,000	g	Clearway Energy Operating LLC	4.750	03/15/28	311,250
215,000	g	Consorcio Transmantaro SA	4.700	04/16/34	254,238
250,000		DTE Electric Co	4.050	05/15/48	314,683
250,000		Duke Energy Florida LLC	2.500	12/01/29	271,201
250,000	g	Electricite de France S.A.	3.625	10/13/25	279,926
500,000		Georgia Power Co	3.250	04/01/26	554,028
250,000	g	Hanwha Energy USA Holdings Corp	2.375	07/30/22	256,946
600,000		MidAmerican Energy Co	3.650	08/01/48	706,953
250,000		MidAmerican Energy Co	3.150	04/15/50	276,350
250,000	g	Niagara Mohawk Power Corp	1.960	06/27/30	257,046
250,000		NorthWestern Corp	4.176	11/15/44	293,259
100,000	g	Pattern Energy Operations LP	4.500	08/15/28	103,750
529,000		Public Service Co of Colorado	3.700	06/15/28	617,032
200,000		Public Service Co of Colorado	4.100	06/15/48	256,456
250,000		Public Service Co of Colorado	3.200	03/01/50	283,709
291

TIAA-CREF FUNDS – Green Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		Southern Power Co	2.500%	12/15/21	$255,882
500,000		Southwestern Public Service Co	3.750	06/15/49	588,860
500,000		Southwestern Public Service Co	3.150	05/01/50	537,919
226,750	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	249,444
261,520	g	Topaz Solar Farms LLC	4.875	09/30/39	289,120
275,000		Tucson Electric Power Co	1.500	08/01/30	272,383
750,000		Westar Energy, Inc	2.550	07/01/26	812,678
		TOTAL UTILITIES			9,464,903

		TOTAL CORPORATE BONDS			19,563,979
		(Cost $18,273,043)

GOVERNMENT BONDS - 26.3%

AGENCY SECURITIES - 3.8%
250,000		Overseas Private Investment Corp (OPIC)	1.790	10/15/29	263,644
250,000		OPIC	2.360	10/15/29	272,411
236,800		OPIC	3.050	06/15/35	269,713
236,800		OPIC	3.590	06/15/35	279,939
250,000		OPIC	1.630	07/15/38	260,033
250,000		United States International Development Finance Corp	1.050	10/15/29	253,060
		TOTAL AGENCY SECURITIES			1,598,800

FOREIGN GOVERNMENT BONDS - 9.7%
579,000		Asian Development Bank	1.750	08/14/26	618,800
250,000		Asian Development Bank	3.125	09/26/28	296,711
250,000		Chile Government International Bond	3.500	01/25/50	285,000
200,000	g	Egypt Government International Bond	5.250	10/06/25	199,540
250,000		European Bank for Reconstruction & Development	1.625	09/27/24	262,553
250,000		European Investment Bank	1.625	10/09/29	267,778
500,000		International Bank for Reconstruction & Development	2.125	03/03/25	537,526
500,000		International Bank for Reconstruction & Development	3.125	11/20/25	567,278
235,000	g	Korea Electric Power Corp	1.125	06/15/25	236,140
250,000		North American Development Bank	2.400	10/26/22	258,574
300,000	g	Perusahaan Penerbit SBSN Indonesia III	3.750	03/01/23	318,390
250,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	274,575
		TOTAL FOREIGN GOVERNMENT BONDS			4,122,865

MUNICIPAL BONDS - 12.8%
360,000		City of Austin TX Electric Utility Revenue	2.677	11/15/25	395,579
300,000		City of Cleveland OH Income Tax Revenue	3.072	10/01/41	303,054
600,000		Grant County Public Utility District No 2	1.544	01/01/23	614,442
250,000		Grant County Public Utility District No 2	3.210	01/01/40	265,910
235,000		Great Lakes Water Authority Sewage Disposal System Revenue	3.056	07/01/39	251,704
100,000		Klickitat County Public Utilities	3.688	12/01/38	107,383
500,000		Metropolitan Transportation Authority	5.175	11/15/49	545,905
210,000		Mount Shasta Public Financing Authority	3.000	08/01/35	231,067
220,000		Mount Shasta Public Financing Authority	2.625	08/01/36	232,439
120,000		Mount Shasta Public Financing Authority	2.625	08/01/37	126,312
160,000		Mount Shasta Public Financing Authority	2.750	08/01/38	168,789
165,000		Mount Shasta Public Financing Authority	2.750	08/01/39	173,507
100,000		New York State Energy Research & Development Authority	4.577	04/01/35	102,869
292

TIAA-CREF FUNDS – Green Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$105,000		New York State Environmental Facilities Corp		2.506%	11/15/22	$108,859
500,000	g	Ohio Air Quality Development Authority		4.500	01/15/48	534,545
250,000	g	Pennsylvania Economic Development Financing Authority		10.000	12/01/29	254,495
500,000	i	State of California	LIBOR 1 M + 0.780%	0.937	04/01/47	499,695
500,000	g	Warm Springs Reservation Confederated Tribe		2.800	11/01/22	510,035
		TOTAL MUNICIPAL BONDS				5,426,589

		TOTAL GOVERNMENT BONDS				11,148,254
		(Cost $10,558,409)

STRUCTURED ASSETS - 20.2%

ASSET BACKED - 12.8%
250,000	g,i	BFLD Trust		2.150	10/15/22	250,000
		Series - 2020 EYP (Class C)
230,027	g	HERO Funding Trust		4.050	09/20/41	238,477
		Series - 2016 1A (Class A)
356,339	g	HERO Funding Trust		3.910	09/20/42	368,147
		Series - 2016 3A (Class A2)
205,670	g	HERO Funding Trust		4.290	09/20/47	216,060
		Series - 2016 4A (Class A2)
91,850	g	HERO Funding Trust		4.460	09/20/47	98,873
		Series - 2017 1A (Class A2)
219,691	g	HERO Funding Trust		3.190	09/20/48	226,371
		Series - 2017 3A (Class A1)
442,678	g	HERO Funding Trust		3.950	09/20/48	464,209
		Series - 2017 3A (Class A2)
233,750	g	HERO Funding Trust		2.720	09/20/57	234,155
		Series - 2020 1A (Class A)
237,563	g	Mosaic Solar Loan Trust		2.100	04/20/46	242,700
		Series - 2020 1A (Class A)
92,484	g	SolarCity LMC		4.800	09/20/48	95,888
		Series - 2016 A (Class A)
239,179	g	Sunrun Athena Issuer LLC		5.310	04/30/49	261,195
		Series - 2018 1 (Class A)
491,441	g	Sunrun Atlas Issuer LLC		3.610	02/01/55	514,790
		Series - 2019 2 (Class A)
446,153	g	Sunrun Callisto Issuer LLC		3.980	06/30/54	457,211
		Series - 2019 1A (Class A)
502,371	g	Tesla Auto Lease Trust		3.710	08/20/21	507,088
		Series - 2018 B (Class A)
204,645	g	Tesla Auto Lease Trust		2.130	04/20/22	206,923
		Series - 2019 A (Class A2)
250,000	g	Tesla Auto Lease Trust		2.160	10/20/22	256,226
		Series - 2019 A (Class A3)
250,000	g	Tesla Auto Lease Trust		2.200	11/21/22	256,941
		Series - 2019 A (Class A4)
250,000	g	Tesla Auto Lease Trust		0.780	12/20/23	251,503
		Series - 2020 A (Class A4)
250,000	g	Vivint Solar Financing VII LLC		2.210	07/31/51	250,660
		Series - 2020 1A (Class A)
		TOTAL ASSET BACKED				5,397,417
293

TIAA-CREF FUNDS – Green Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
OTHER MORTGAGE BACKED - 7.4%
$100,000	g	BBCMS Trust	4.498%	08/10/35	$112,681
		Series - 2015 SRCH (Class B)
500,000	g	COMM Mortgage Trust	3.178	02/10/35	535,983
		Series - 2015 3BP (Class A)
500,000	g	CPT Mortgage Trust	2.865	11/13/39	544,260
		Series - 2019 CPT (Class A)
275,000	g	GRACE Mortgage Trust	3.369	06/10/28	276,672
		Series - 2014 GRCE (Class A)
175,517	g	JP Morgan Chase Commercial Mortgage Securities Trust	3.093	07/05/32	180,743
		Series - 2012 HSBC (Class A)
500,000	g,i	Manhattan West	2.413	09/10/39	511,987
		Series - 2020 1MW (Class B)
250,000	g,i	Morgan Stanley Capital I Trust	2.509	04/05/42	223,234
		Series - 2020 CNP (Class C)
250,000	g,i	Natixis Commercial Mortgage Securities Trust	4.402	07/15/36	230,265
		Series - 2019 MILE (Class F)
500,000	g	One Bryant Park Trust	2.516	09/15/54	531,678
		Series - 2019 OBP (Class A)
		TOTAL OTHER MORTGAGE BACKED			3,147,503

		TOTAL STRUCTURED ASSETS			8,544,920
		(Cost $8,289,940)

		TOTAL BONDS			39,257,153
		(Cost $37,121,392)

SHARES		COMPANY
PREFERRED STOCKS - 3.1%

REAL ESTATE - 0.9%
10,000		Brookfield Property Partners LP			198,300
10,000		Brookfield Property Partners LP			178,700
		TOTAL REAL ESTATE			377,000

UTILITIES - 2.2%
20,000	*	Brookfield Infrastructure Partners LP			515,000
16,000		Brookfield Renewable Partners LP			420,960
		TOTAL UTILITIES			935,960

		TOTAL PREFERRED STOCKS			1,312,960
		(Cost $1,400,000)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 5.0%

REPURCHASE AGREEMENT - 5.0%
$2,120,000	r	Fixed Income Clearing Corp (FICC)	0.070	10/01/20	2,120,000
		TOTAL REPURCHASE AGREEMENT			2,120,000
294

TIAA-CREF FUNDS – Green Bond Fund

ISSUER	VALUE
TOTAL SHORT-TERM INVESTMENTS	$2,120,000
(Cost $2,120,000)
TOTAL INVESTMENTS - 101.9%	43,114,478
(Cost $41,063,844)
OTHER ASSETS & LIABILITIES, NET - (1.9)%	(790,712)
NET ASSETS - 100.0%	$42,323,766

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2020, the aggregate value of these securities is $17,020,297 or 40.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $2,120,000 on 10/01/20, collateralized by U.S. Treasury Notes valued at $2,162,494.
295

TIAA-CREF FUNDS – High-Yield Fund

TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 5.8%

AUTOMOBILES & COMPONENTS - 0.3%
$11,393,993	i	Gates Global LLC	LIBOR 1 M + 2.750%	3.750%	04/01/24	$11,208,841
		TOTAL AUTOMOBILES & COMPONENTS				11,208,841

CAPITAL GOODS - 0.6%
2,550,000	h,i	Blount International, Inc	LIBOR 1 M + 3.750%	4.750	04/12/23	2,525,775
1,400,000	h,i	DiversiTech Holdings, Inc	LIBOR 3 M + 3.000%	4.000	06/01/24	1,373,750
6,996,410	h,i	Engineered Machinery Holdings, Inc	LIBOR 3 M + 3.000%	4.000	07/19/24	6,812,755
4,371,481	i	Titan Acquisition Ltd	LIBOR 3 M + 3.000%	3.361	03/28/25	4,118,765
7,157,063	i	Vertiv Group Corp	LIBOR 1 M + 3.000%	3.157	03/02/27	7,035,392
		TOTAL CAPITAL GOODS				21,866,437

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
1,496,250	i	Amentum Government Services Holdings LLC	LIBOR 1 M + 3.500%	3.647	01/29/27	1,470,694
12,500,000	i	GFL Environmental, Inc	LIBOR 3 M + 3.000%	4.000	05/30/25	12,431,250
14,465,825	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	4.250	11/14/22	14,148,155
5,984,615	i	West Corp	LIBOR 1 M + 4.000%	5.000	10/10/24	5,416,676
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				33,466,775

CONSUMER SERVICES - 0.0%
13,275,000	i,q	CDS US Intermediate Holdings, Inc	LIBOR 1 M + 8.250%	9.250	07/10/23	1,991,250
		TOTAL CONSUMER SERVICES				1,991,250

ENERGY - 0.3%
8,706,250	i	Buckeye Partners LP	LIBOR 1 M + 2.750%	2.897	11/02/26	8,532,125
4,350,000	i	ChampionX Holding, Inc	LIBOR 3 M + 5.000%	6.000	06/03/27	4,322,813
		TOTAL ENERGY				12,854,938

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
5,000,000	i	Agiliti Health, Inc	LIBOR 1 M + 3.000%	3.188	01/05/26	4,837,500
1,800,000	h,i	AHP Health Partners, Inc	LIBOR 1 M + 4.500%	5.500	06/28/25	1,796,058
3,940,125	i	Da Vinci Purchaser Corp	LIBOR 3 M + 4.000%	5.238	01/08/27	3,887,603
9,850,000	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	3.906	10/10/25	7,083,233
18,648,659	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1 M + 3.750%	3.897	11/16/25	18,089,199
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				35,693,593

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
10,000,000	h,i	KIK Custom Products, Inc	LIBOR 3 M + 4.000%	5.000	05/15/23	9,922,800
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				9,922,800

INSURANCE - 0.7%
12,201,412	i	Acrisure LLC	LIBOR 1 M + 3.500%	3.647	02/15/27	11,759,110
5,143,182	i	Asurion LLC	LIBOR 1 M + 6.500%	6.647	08/04/25	5,144,262
3,349,688	i	HUB International Ltd	LIBOR 1 M + 4.000%	5.000	04/25/25	3,333,978
4,714,375	i	USI, Inc	LIBOR 3 M + 4.000%	4.220	12/02/26	4,659,358
		TOTAL INSURANCE				24,896,708
296

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
MEDIA & ENTERTAINMENT - 0.2%
$1,025,000	h,i	Cablevision Lightpath LLC	LIBOR 3 M + 3.250%	4.250%	12/31/27	$1,018,594
4,987,406	i	Clear Channel Outdoor Holdings, Inc	LIBOR 3 M + 3.500%	3.761	08/21/26	4,527,317
2,725,000	h,i	Radiate Holdco LLC	LIBOR 1 M + 3.500%	4.250	09/11/26	2,673,906
		TOTAL MEDIA & ENTERTAINMENT				8,219,817

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
9,021,000	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	3.647	09/26/24	8,751,994
9,287,730	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.151	06/02/25	9,092,316
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				17,844,310

REAL ESTATE - 0.1%
4,419,977	i	Cushman & Wakefield plc	LIBOR 1 M + 2.750%	2.897	08/21/25	4,252,636
		TOTAL REAL ESTATE				4,252,636

RETAILING - 0.5%
10,000,000	i	Greenden Holdings II LLC	LIBOR 1 M + 3.250%	3.406	12/01/23	9,966,700
9,751,563	i	Staples, Inc	LIBOR 3 M + 5.000%	5.251	04/16/26	9,047,597
		TOTAL RETAILING				19,014,297

SOFTWARE & SERVICES - 0.3%
4,700,000	i	Camelot US Acquisition	LIBOR 3 M + 3.000%	4.250	10/31/26	4,674,526
7,960,000	i	Dun & Bradstreet Corp	LIBOR 1 M + 3.750%	3.895	02/06/26	7,868,460
		TOTAL SOFTWARE & SERVICES				12,542,986

UTILITIES - 0.1%
3,046,637	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	4.000	11/28/24	3,038,076
		TOTAL UTILITIES				3,038,076

		TOTAL BANK LOAN OBLIGATIONS				216,813,464
		(Cost $233,207,906)

BONDS - 89.7%

CORPORATE BONDS - 89.7%

AUTOMOBILES & COMPONENTS - 4.5%
14,950,000	g	Adient Global Holdings Ltd		4.875	08/15/26	14,239,875
2,737,000	g	Adient US LLC		9.000	04/15/25	3,017,542
3,600,000	g	Allison Transmission, Inc		5.000	10/01/24	3,636,216
600,000	g	Allison Transmission, Inc		4.750	10/01/27	617,250
5,525,000	g	Clarios Global LP		6.750	05/15/25	5,815,062
5,700,000	g	Dana Financing Luxembourg SARL		5.750	04/15/25	5,828,250
7,500,000	g	Dana Financing Luxembourg SARL		6.500	06/01/26	7,818,750
1,900,000		Dana, Inc		5.500	12/15/24	1,938,000
6,695,000		Dana, Inc		5.375	11/15/27	6,862,375
2,450,000		Dana, Inc		5.625	06/15/28	2,529,625
9,900,000		Ford Motor Co		8.500	04/21/23	10,791,000
10,150,000		Ford Motor Co		9.000	04/22/25	11,637,077
5,825,000		Ford Motor Co		9.625	04/22/30	7,521,531
22,075,000	g	Gates Global LLC		6.250	01/15/26	22,682,063
297

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$25,000,000		Goodyear Tire & Rubber Co	9.500%	05/31/25	$27,125,750
1,100,000	g,o	IHO Verwaltungs GmbH	4.750	09/15/26	1,113,750
19,800,000	g,o	IHO Verwaltungs GmbH	6.375	05/15/29	21,087,000
10,650,000	g	Panther BF Aggregator 2 LP	8.500	05/15/27	11,049,375
		TOTAL AUTOMOBILES & COMPONENTS			165,310,491

CAPITAL GOODS - 3.7%
2,000,000	g	American Builders & Contractors Supply Co, Inc	4.000	01/15/28	2,032,500
10,950,000	g	Beacon Escrow Corp	4.875	11/01/25	10,731,000
3,574,000	g	Beacon Roofing Supply, Inc	4.500	11/15/26	3,681,220
10,925,000	g	Bombardier, Inc	6.125	01/15/23	9,340,875
12,375,000	g	Bombardier, Inc	7.875	04/15/27	9,385,695
2,200,000	g	Builders FirstSource, Inc	6.750	06/01/27	2,356,750
10,015,000	g	Cloud Crane LLC	10.125	08/01/24	10,152,706
15,500,000		H&E Equipment Services, Inc	5.625	09/01/25	16,158,750
3,337,000		Howmet Aerospace, Inc	6.875	05/01/25	3,687,385
2,025,000	g	Masonite International Corp	5.375	02/01/28	2,163,105
5,475,000	g	Navistar International Corp	9.500	05/01/25	6,149,274
6,300,000	g	PowerTeam Services LLC	9.033	12/04/25	6,638,625
4,650,000	g	Sensata Technologies, Inc	3.750	02/15/31	4,620,938
4,150,000	g	SPX FLOW, Inc	5.875	08/15/26	4,316,000
12,250,000		TransDigm UK Holdings plc	6.875	05/15/26	12,310,025
4,375,000		TransDigm, Inc	6.500	07/15/24	4,364,063
2,375,000		TransDigm, Inc	6.500	05/15/25	2,367,578
2,000,000	g	TransDigm, Inc	8.000	12/15/25	2,175,000
4,000,000		TransDigm, Inc	7.500	03/15/27	4,153,240
10,780,000	g	WESCO Distribution, Inc	7.125	06/15/25	11,742,654
7,560,000	g	WESCO Distribution, Inc	7.250	06/15/28	8,283,303
		TOTAL CAPITAL GOODS			136,810,686

COMMERCIAL & PROFESSIONAL SERVICES - 4.6%
12,350,000	g	ADT Corp	4.875	07/15/32	12,473,500
2,250,000		AECOM	5.875	10/15/24	2,435,389
13,500,000		AECOM	5.125	03/15/27	14,581,620
6,100,000	g	Allied Universal Holdco LLC	6.625	07/15/26	6,496,500
6,785,000	g	ASGN, Inc	4.625	05/15/28	6,812,954
1,515,000	g	GFL Environmental, Inc	4.250	06/01/25	1,530,150
7,850,000	g	GFL Environmental, Inc	3.750	08/01/25	7,830,375
2,025,000	g	GFL Environmental, Inc	7.000	06/01/26	2,134,755
1,960,000	g	GFL Environmental, Inc	5.125	12/15/26	2,038,400
1,050,000	g	GFL Environmental, Inc	8.500	05/01/27	1,139,250
7,475,000	g	KAR Auction Services, Inc	5.125	06/01/25	7,474,850
10,700,000	g	Prime Security Services Borrower LLC	5.250	04/15/24	11,208,250
25,075,000	g	Prime Security Services Borrower LLC	5.750	04/15/26	26,814,704
5,325,000	g	Prime Security Services Borrower LLC	3.375	08/31/27	5,118,656
18,100,000	g	Prime Security Services Borrower LLC	6.250	01/15/28	18,326,250
2,000,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	2,057,500
7,900,000		RR Donnelley & Sons Co	6.500	11/15/23	7,386,500
8,225,000	g	Stericycle, Inc	5.375	07/15/24	8,541,251
6,675,000		United Rentals North America, Inc	4.625	10/15/25	6,825,188
1,175,000		United Rentals North America, Inc	5.875	09/15/26	1,238,156
4,500,000		United Rentals North America, Inc	5.500	05/15/27	4,786,875
4,200,000		United Rentals North America, Inc	4.875	01/15/28	4,410,000
8,925,000		United Rentals North America, Inc	3.875	02/15/31	9,058,875
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			170,719,948
298

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
CONSUMER DURABLES & APPAREL - 2.1%
$1,275,000	g	CD&R Smokey Buyer, Inc	6.750%	07/15/25	$1,345,125
2,125,000	g	Hanesbrands, Inc	4.625	05/15/24	2,209,554
1,000,000	g	Hanesbrands, Inc	4.875	05/15/26	1,067,500
1,900,000		KB Home	7.625	05/15/23	2,085,250
10,085,000		KB Home	6.875	06/15/27	11,900,300
11,000,000		Lennar Corp	4.500	04/30/24	11,797,500
8,150,000		Lennar Corp	5.875	11/15/24	9,107,625
8,000,000		M/I Homes, Inc	4.950	02/01/28	8,240,000
8,875,000	g	Mattamy Group Corp	5.250	12/15/27	9,119,062
18,050,000	g	Mattel, Inc	6.750	12/31/25	19,042,750
1,825,000		Newell Brands, Inc	4.875	06/01/25	1,968,719
		TOTAL CONSUMER DURABLES & APPAREL			77,883,385

CONSUMER SERVICES - 4.5%
3,425,000	g	1011778 BC ULC / New Red Finance, Inc	4.250	05/15/24	3,488,191
2,350,000	g	1011778 BC ULC / New Red Finance, Inc	5.750	04/15/25	2,508,625
15,000,000	g	1011778 BC ULC / New Red Finance, Inc	5.000	10/15/25	15,380,400
4,500,000	g	Boyd Gaming Corp	8.625	06/01/25	4,933,260
5,163,000	g	Cedar Fair LP	5.500	05/01/25	5,304,983
11,000,000	g	Cott Holdings, Inc	5.500	04/01/25	11,275,000
13,400,000	g	frontdoor, Inc	6.750	08/15/26	14,271,000
3,500,000		Hilton Worldwide Finance LLC	4.625	04/01/25	3,517,500
4,617,000	g	International Game Technology plc	6.250	02/15/22	4,715,111
10,270,000	g	International Game Technology plc	6.500	02/15/25	10,955,009
4,650,000	g	International Game Technology plc	6.250	01/15/27	4,981,452
2,025,000	g	International Game Technology plc	5.250	01/15/29	2,047,781
2,500,000	g	Live Nation Entertainment, Inc	4.875	11/01/24	2,418,750
16,425,000	g	Live Nation Entertainment, Inc	6.500	05/15/27	17,726,517
11,250,000		MGM Resorts International	6.000	03/15/23	11,670,806
10,000,000	g	Penn National Gaming, Inc	5.625	01/15/27	10,373,000
9,750,000	g	Scientific Games International, Inc	8.625	07/01/25	10,173,881
9,650,000	g	Scientific Games International, Inc	5.000	10/15/25	9,710,313
13,000,000	g	Wynn Las Vegas LLC	5.500	03/01/25	12,480,000
8,523,000	g	Yum! Brands, Inc	7.750	04/01/25	9,417,915
		TOTAL CONSUMER SERVICES			167,349,494

DIVERSIFIED FINANCIALS - 4.3%
5,000,000		Ford Motor Credit Co LLC	5.085	01/07/21	5,006,250
2,000,000		Ford Motor Credit Co LLC	3.813	10/12/21	2,005,000
5,000,000		Ford Motor Credit Co LLC	5.596	01/07/22	5,112,500
5,000,000		Ford Motor Credit Co LLC	3.219	01/09/22	4,993,500
5,000,000		Ford Motor Credit Co LLC	4.250	09/20/22	5,043,300
25,400,000		Ford Motor Credit Co LLC	4.063	11/01/24	25,368,250
5,000,000		Ford Motor Credit Co LLC	5.113	05/03/29	5,137,500
7,825,000		General Motors Financial Co, Inc	5.700	N/A‡	7,854,344
4,500,000		Icahn Enterprises LP	6.750	02/01/24	4,615,987
10,000,000		Icahn Enterprises LP	4.750	09/15/24	10,125,000
9,700,000		Icahn Enterprises LP	5.250	05/15/27	10,105,460
10,200,000	g	Jefferies Finance LLC	6.250	06/03/26	10,353,000
5,600,000	g	Lions Gate Capital Holdings LLC	6.375	02/01/24	5,544,000
299

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$6,325,000	g	Lions Gate Capital Holdings LLC	5.875%	11/01/24	$6,214,312
4,600,000	g	LPL Holdings, Inc	4.625	11/15/27	4,646,000
8,000,000		Navient Corp	6.125	03/25/24	8,080,000
14,350,000	g	Quicken Loans, Inc	5.250	01/15/28	15,120,021
10,675,000		Springleaf Finance Corp	6.125	03/15/24	11,182,063
3,650,000		Springleaf Finance Corp	8.875	06/01/25	4,042,375
10,960,000		Springleaf Finance Corp	5.375	11/15/29	11,398,400
		TOTAL DIVERSIFIED FINANCIALS			161,947,262

ENERGY - 14.9%
9,175,000		AmeriGas Partners LP	5.500	05/20/25	9,852,115
8,375,000		AmeriGas Partners LP	5.875	08/20/26	9,206,051
13,075,000	g	Antero Midstream Partners LP	5.750	03/01/27	10,819,562
9,625,000	g	Antero Midstream Partners LP	5.750	01/15/28	7,916,562
9,550,000	g	Archrock Partners LP	6.875	04/01/27	9,170,005
6,000,000	g	Archrock Partners LP	6.250	04/01/28	5,655,000
2,000,000		Ashland, Inc	6.875	05/15/43	2,560,000
6,200,000		Calumet Specialty Products Partners LP	7.750	04/15/23	5,550,302
6,000,000	g	Calumet Specialty Products Partners LP	11.000	04/15/25	5,430,000
9,825,000		Cenovus Energy, Inc	5.375	07/15/25	9,454,093
7,000,000		Cheniere Energy Partners LP	5.625	10/01/26	7,280,000
11,875,000		Cheniere Energy Partners LP	4.500	10/01/29	12,177,812
9,000,000	g	Cheniere Energy, Inc	4.625	10/15/28	9,236,250
971,112	†	Cloud Peak Energy, Inc	9.000	10/24/24	291,334
1,820,835	†,o	Cloud Peak Energy, Inc	12.000	05/01/25	546,250
3,375,000		Comstock Resources, Inc	9.750	08/15/26	3,460,050
4,945,000		Continental Resources, Inc	5.000	09/15/22	4,911,028
13,787,000		Continental Resources, Inc	4.500	04/15/23	13,144,664
7,345,000		Crestwood Midstream Partners LP	6.250	04/01/23	7,180,545
6,050,000		Crestwood Midstream Partners LP	5.750	04/01/25	5,505,500
5,700,000	g	Crestwood Midstream Partners LP	5.625	05/01/27	5,091,639
5,168,000		EnLink Midstream Partners LP	4.150	06/01/25	4,449,803
5,000,000		EnLink Midstream Partners LP	4.850	07/15/26	4,325,550
9,500,000	g,q	EP Energy LLC	7.750	05/15/26	2,078,125
4,400,000	g	EQM Midstream Partners LP	6.000	07/01/25	4,537,500
7,200,000	g	EQM Midstream Partners LP	6.500	07/01/27	7,632,144
9,400,000		Genesis Energy LP	6.500	10/01/25	8,060,500
15,000,000		Genesis Energy LP	6.250	05/15/26	12,490,650
6,175,000		Genesis Energy LP	7.750	02/01/28	5,365,149
1,075,000		Global Partners LP	7.000	08/01/27	1,095,565
8,825,000	g	Hess Midstream Operations LP	5.625	02/15/26	8,990,292
12,500,000	g	Leviathan Bond Ltd	5.750	06/30/23	12,873,569
13,250,000	g	Leviathan Bond Ltd	6.125	06/30/25	13,679,151
7,000,000	g	Leviathan Bond Ltd	6.500	06/30/27	7,258,029
5,250,000	g	Leviathan Bond Ltd	6.750	06/30/30	5,426,841
8,750,000	g	Moss Creek Resources Holdings, Inc	10.500	05/15/27	5,468,750
6,875,000		Murphy Oil Corp	6.875	08/15/24	6,359,375
4,800,000		Murphy Oil Corp	5.750	08/15/25	4,187,400
13,482,000		Murphy Oil Corp	5.875	12/01/27	11,514,167
1,650,000		Murphy Oil USA, Inc	5.625	05/01/27	1,753,125
3,750,000		Nabors Industries, Inc	5.100	09/15/23	1,989,000
5,875,000		Nabors Industries, Inc	5.750	02/01/25	1,982,813
2,775,000		NuStar Logistics LP	5.750	10/01/25	2,866,020
2,275,000		NuStar Logistics LP	6.375	10/01/30	2,360,312
300

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000		Occidental Petroleum Corp	3.125%	02/15/22	$4,725,800
8,660,000		Occidental Petroleum Corp	2.700	08/15/22	8,091,644
5,000,000		Occidental Petroleum Corp	6.950	07/01/24	4,845,550
5,000,000		Occidental Petroleum Corp	2.900	08/15/24	4,242,150
10,000,000		Occidental Petroleum Corp	8.000	07/15/25	10,062,300
13,775,000		Occidental Petroleum Corp	5.875	09/01/25	12,624,237
10,000,000		Occidental Petroleum Corp	8.500	07/15/27	10,077,100
17,875,000		Occidental Petroleum Corp	6.375	09/01/28	16,546,888
11,800,000		Occidental Petroleum Corp	8.875	07/15/30	12,154,000
10,000,000		Occidental Petroleum Corp	6.450	09/15/36	8,500,200
7,000,000	g	Parkland Fuel Corp	6.000	04/01/26	7,332,500
6,975,000	g	Parkland Fuel Corp	5.875	07/15/27	7,332,469
2,375,000		Range Resources Corp	4.875	05/15/25	2,143,675
15,000,000	g	Range Resources Corp	9.250	02/01/26	15,412,500
3,325,000	g	Rattler Midstream LP	5.625	07/15/25	3,349,938
1,900,000		SM Energy Co	6.750	09/15/26	845,500
10,500,000		SM Energy Co	6.625	01/15/27	4,663,995
14,250,000		Southwestern Energy Co	7.500	04/01/26	13,929,375
4,750,000		Southwestern Energy Co	7.750	10/01/27	4,607,500
7,630,000	g	Stena AB	7.000	02/01/24	7,454,510
1,650,000	g	Stena International S.A.	6.125	02/01/25	1,586,063
10,200,000		Suburban Propane Partners LP	5.750	03/01/25	10,329,642
8,175,000		Suburban Propane Partners LP	5.875	03/01/27	8,369,156
3,361,000		Sunoco LP	4.875	01/15/23	3,377,805
2,500,000		Sunoco LP	5.500	02/15/26	2,496,875
5,000,000		Sunoco LP	6.000	04/15/27	5,137,500
9,825,000		Targa Resources Partners LP	5.125	02/01/25	9,800,438
11,500,000		Targa Resources Partners LP	5.875	04/15/26	11,807,050
2,025,000		Targa Resources Partners LP	6.500	07/15/27	2,111,063
10,000,000		Targa Resources Partners LP	5.000	01/15/28	9,750,000
6,125,000	g	Targa Resources Partners LP	4.875	02/01/31	5,931,603
10,000,000	g	TerraForm Power Operating LLC	5.000	01/31/28	10,946,750
6,413,160	g	Transocean Guardian Ltd	5.875	01/15/24	4,136,488
1,990,000	g	Transocean, Inc	11.500	01/30/27	796,000
18,000,000		USA Compression Partners LP	6.875	04/01/26	17,842,500
2,650,000		USA Compression Partners LP	6.875	09/01/27	2,627,793
5,000,000		Western Midstream Operating LP	4.100	02/01/25	4,762,500
3,575,000		Western Midstream Operating LP	5.050	02/01/30	3,485,321
2,125,000		WPX Energy, Inc	5.250	10/15/27	2,156,875
		TOTAL ENERGY			557,575,845

FOOD & STAPLES RETAILING - 1.1%
11,400,000		Albertsons Cos LLC	5.750	03/15/25	11,759,670
1,325,000	g	Albertsons Cos LLC	5.875	02/15/28	1,414,437
14,300,000	g	Albertsons Cos, Inc	3.250	03/15/26	14,190,176
5,900,000	g	Albertsons Cos, Inc	4.875	02/15/30	6,150,750
7,569,000		Ingles Markets, Inc	5.750	06/15/23	7,676,480
		TOTAL FOOD & STAPLES RETAILING			41,191,513

FOOD, BEVERAGE & TOBACCO - 1.9%
4,450,000		Kraft Heinz Foods Co	3.000	06/01/26	4,581,991
22,775,000	g	Kraft Heinz Foods Co	3.875	05/15/27	24,259,930
17,275,000	g	Kraft Heinz Foods Co	4.250	03/01/31	18,940,316
301

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,675,000		Kraft Heinz Foods Co	4.375%	06/01/46	$1,719,418
8,050,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	8,392,125
2,375,000	g	Post Holdings, Inc	5.000	08/15/26	2,434,375
10,284,000	g	Post Holdings, Inc	4.625	04/15/30	10,579,665
		TOTAL FOOD, BEVERAGE & TOBACCO			70,907,820

HEALTH CARE EQUIPMENT & SERVICES - 7.8%
1,325,000	g	AMN Healthcare, Inc	4.625	10/01/27	1,358,125
10,795,000	g	Avantor Funding, Inc	4.625	07/15/28	11,199,812
15,682,000		Centene Corp	4.750	01/15/25	16,117,960
2,000,000	g	Centene Corp	5.375	08/15/26	2,118,350
7,175,000		Centene Corp	4.625	12/15/29	7,739,385
22,050,000		Centene Corp	3.375	02/15/30	22,876,875
9,150,000		CHS/Community Health Systems, Inc	6.250	03/31/23	8,944,125
2,000,000	g	CHS/Community Health Systems, Inc	8.625	01/15/24	1,990,000
15,125,000	g	CHS/Community Health Systems, Inc	6.625	02/15/25	14,631,925
10,000,000	g	CHS/Community Health Systems, Inc	8.000	03/15/26	9,818,875
3,850,000	g	CHS/Community Health Systems, Inc	8.000	12/15/27	3,763,375
17,815,000	g	DaVita, Inc	4.625	06/01/30	18,285,316
18,750,000	g	DaVita, Inc	3.750	02/15/31	18,066,562
2,698,000		Encompass Health Corp	5.750	11/01/24	2,702,047
4,000,000		Encompass Health Corp	5.750	09/15/25	4,120,000
8,100,000		Encompass Health Corp	4.500	02/01/28	8,140,500
3,750,000		Encompass Health Corp	4.750	02/01/30	3,804,525
2,125,000		Encompass Health Corp	4.625	04/01/31	2,125,000
15,000,000	g,h	Global Medical Response, Inc	6.500	10/01/25	14,889,000
33,350,000		HCA, Inc	5.375	02/01/25	36,518,250
900,000		HCA, Inc	7.500	11/06/33	1,197,000
6,975,000	g	Hologic, Inc	3.250	02/15/29	7,018,594
4,425,000	g	MEDNAX, Inc	6.250	01/15/27	4,590,760
4,950,000	g	Molina Healthcare, Inc	4.375	06/15/28	5,051,475
4,005,000		MPT Operating Partnership LP	5.500	05/01/24	4,055,062
5,000,000		MPT Operating Partnership LP	5.000	10/15/27	5,213,500
7,275,000		MPT Operating Partnership LP	4.625	08/01/29	7,569,419
2,290,000	g	Teleflex, Inc	4.250	06/01/28	2,370,150
23,125,000		Tenet Healthcare Corp	4.625	07/15/24	23,182,813
2,625,000	g	Tenet Healthcare Corp	7.500	04/01/25	2,828,438
2,500,000	g	Tenet Healthcare Corp	4.625	06/15/28	2,521,063
17,050,000	g	Tenet Healthcare Corp	6.125	10/01/28	16,602,438
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			291,410,719

MATERIALS - 8.0%
1,600,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	1,650,000
1,600,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	1,676,000
1,500,000	g	Alcoa Nederland Holding BV	6.125	05/15/28	1,580,625
4,311,000	g	Arconic Corp	6.000	05/15/25	4,603,825
4,750,000		Arconic Inc	5.125	10/01/24	5,005,312
825,000	g	Arconic Rolled Products Corp	6.125	02/15/28	847,172
2,955,000		Berry Global, Inc	5.125	07/15/23	2,999,621
3,000,000	g	Berry Global, Inc	4.875	07/15/26	3,146,250
7,075,000	g	Berry Global, Inc	5.625	07/15/27	7,419,906
1,800,000	g	Cemex SAB de C.V.	7.750	04/16/26	1,896,750
4,750,000		Chemours Co	7.000	05/15/25	4,773,750
13,075,000	g	Cleveland-Cliffs, Inc	9.875	10/17/25	14,594,969
302

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,625,000		Commercial Metals Co	5.750%	04/15/26	$7,930,000
3,000,000		Crown Americas LLC	4.750	02/01/26	3,112,500
4,625,000	g	Element Solutions, Inc	3.875	09/01/28	4,538,281
7,660,000	g	Enviva Partners LP	6.500	01/15/26	8,071,725
6,000,000	g	First Quantum Minerals Ltd	7.250	05/15/22	6,005,400
4,750,000	g	First Quantum Minerals Ltd	7.250	04/01/23	4,744,062
6,025,000	g	First Quantum Minerals Ltd	7.500	04/01/25	5,959,388
4,500,000	g	First Quantum Minerals Ltd	6.875	03/01/26	4,336,875
4,250,000	g	FMG Resources Ltd	4.750	05/15/22	4,350,938
2,650,000	g	FMG Resources Ltd	5.125	03/15/23	2,765,275
5,000,000		Freeport-McMoRan, Inc	3.875	03/15/23	5,151,050
9,250,000		Freeport-McMoRan, Inc	4.550	11/14/24	9,877,150
4,000,000		Freeport-McMoRan, Inc	5.250	09/01/29	4,290,000
3,100,000		Freeport-McMoRan, Inc	5.400	11/14/34	3,429,375
14,250,000		Freeport-McMoRan, Inc	5.450	03/15/43	15,821,205
6,650,000	g	GCP Applied Technologies, Inc	5.500	04/15/26	6,783,000
3,075,000	g	Hudbay Minerals, Inc	6.125	04/01/29	3,044,250
5,175,000	g	James Hardie International Finance DAC	4.750	01/15/25	5,284,969
12,250,000	g	James Hardie International Finance DAC	5.000	01/15/28	12,770,625
30,000,000	g	Nova Chemicals Corp	4.875	06/01/24	29,784,750
3,500,000	g	NV Chemicals Corp	5.250	08/01/23	3,447,500
16,000,000	g	OCI NV	6.625	04/15/23	16,544,000
6,575,000	g	OCI NV	5.250	11/01/24	6,783,427
11,875,000	g	OCI NV	4.625	10/15/25	11,845,313
6,450,000		Olin Corp	5.125	09/15/27	6,385,500
11,250,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	11,812,500
3,006,000	g	PolyOne Corp	5.750	05/15/25	3,186,360
6,975,000	g	Standard Industries, Inc	5.000	02/15/27	7,254,000
7,000,000	g	Trinseo Materials Operating S.C.A	5.375	09/01/25	6,965,000
3,400,000	g	Tronox Finance plc	5.750	10/01/25	3,349,000
9,702,000	g	Tronox, Inc	6.500	05/01/25	10,090,080
3,500,000	g	Tronox, Inc	6.500	04/15/26	3,500,000
4,940,000	g	Univar Solutions USA, Inc	5.125	12/01/27	5,069,675
4,225,000	g	US Concrete, Inc	5.125	03/01/29	4,235,562
		TOTAL MATERIALS			298,712,915

MEDIA & ENTERTAINMENT - 8.8%
9,250,000	g	Altice Financing S.A.	5.000	01/15/28	8,984,062
2,000,000	g	Cablevision Lightpath LLC	3.875	09/15/27	2,000,000
275,000	g	Cablevision Lightpath LLC	5.625	09/15/28	279,427
5,615,000	g	CBS Radio, Inc	7.250	11/01/24	4,688,525
5,363,000	g	CCO Holdings LLC	5.375	05/01/25	5,517,186
12,250,000	g	CCO Holdings LLC	4.500	08/15/30	12,863,051
19,025,000	g	CCO Holdings LLC	4.250	02/01/31	19,708,023
1,425,000	g	Cinemark USA, Inc	8.750	05/01/25	1,510,500
5,000,000	g	Clear Channel Worldwide Holdings, Inc	5.125	08/15/27	4,801,250
10,850,000	g	CSC Holdings LLC	5.500	04/15/27	11,420,710
14,250,000	g	CSC Holdings LLC	7.500	04/01/28	15,742,402
4,350,000	g	CSC Holdings LLC	6.500	02/01/29	4,850,250
6,725,000	g	CSC Holdings LLC	5.750	01/15/30	7,146,725
27,600,000	g	CSC Holdings LLC	4.625	12/01/30	27,730,548
23,400,000	g	CSC Holdings LLC	3.375	02/15/31	22,657,050
8,175,000	g	Diamond Sports Group LLC	5.375	08/15/26	5,783,813
303

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,030,000		DISH DBS Corp	5.000%	03/15/23	$4,110,600
13,500,000		DISH DBS Corp	7.750	07/01/26	14,841,360
17,400,000	h	DISH DBS Corp	7.375	07/01/28	17,922,000
2,225,000	g	Entercom Media Corp	6.500	05/01/27	1,935,750
7,525,000	g	EW Scripps Co	5.125	05/15/25	7,355,688
7,675,000	g	Gray Escrow, Inc	7.000	05/15/27	8,320,755
4,990,000	g	Gray Television, Inc	5.125	10/15/24	5,089,800
9,600,000	g	Gray Television, Inc	5.875	07/15/26	9,960,000
2,000,000	g	Intelligent Packaging Ltd	6.000	09/15/28	2,028,100
3,225,000	g	Lamar Media Corp	3.750	02/15/28	3,208,875
4,375,000	g	Lamar Media Corp	4.875	01/15/29	4,550,000
4,050,000	g	Lamar Media Corp	4.000	02/15/30	4,050,000
3,475,000	g	Match Group, Inc	4.625	06/01/28	3,579,250
8,772,000	g	Meredith Corp	6.500	07/01/25	9,035,160
5,938,000		Meredith Corp	6.875	02/01/26	4,958,230
11,875,000	g	Nielsen Finance LLC	5.000	04/15/22	11,904,688
5,300,000	g,h	PM General Purchaser LLC	9.500	10/01/28	5,497,160
1,025,000	g	Scripps Escrow, Inc	5.875	07/15/27	989,125
8,100,000	g	Sirius XM Radio, Inc	5.375	07/15/26	8,429,670
19,775,000	g	Sirius XM Radio, Inc	4.125	07/01/30	20,265,222
12,425,000	g	TEGNA, Inc	4.625	03/15/28	12,149,165
5,325,000	g	Terrier Media Buyer, Inc	8.875	12/15/27	5,364,938
9,325,000	g	Virgin Media Secured Finance plc	5.500	05/15/29	10,009,921
		TOTAL MEDIA & ENTERTAINMENT			331,238,979

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.4%
3,900,000	g	Bausch Health Cos, Inc	5.750	08/15/27	4,138,875
5,250,000	g	Bausch Health Cos, Inc	7.000	01/15/28	5,551,875
3,210,000	g	Bausch Health Cos, Inc	5.000	01/30/28	3,117,713
8,650,000	g	Bausch Health Cos, Inc	6.250	02/15/29	8,897,044
2,625,000	g	Emergent BioSolutions, Inc	3.875	08/15/28	2,635,316
14,600,000	g	Horizon Pharma USA, Inc	5.500	08/01/27	15,494,250
3,000,000	g	Jaguar Holding Co II	4.625	06/15/25	3,090,000
2,775,000	g	Jaguar Holding Co II	5.000	06/15/28	2,896,406
8,000,000	g	Par Pharmaceutical, Inc	7.500	04/01/27	8,381,440
4,750,000	g	Valeant Pharmaceuticals International, Inc	9.000	12/15/25	5,167,050
4,750,000	g	Valeant Pharmaceuticals International, Inc	9.250	04/01/26	5,225,000
6,700,000	g	Valeant Pharmaceuticals International, Inc	8.500	01/31/27	7,361,625
406,000	g	VRX Escrow Corp	5.875	05/15/23	403,970
15,100,000	g	VRX Escrow Corp	6.125	04/15/25	15,458,625
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			87,819,189

REAL ESTATE - 2.1%
8,925,000	g	Cushman & Wakefield US Borrower LLC	6.750	05/15/28	9,265,489
7,250,000	g	HAT Holdings I LLC	6.000	04/15/25	7,723,425
3,625,000		Host Hotels & Resorts LP	3.500	09/15/30	3,476,607
13,425,000	g	Iron Mountain, Inc	4.875	09/15/27	13,690,312
8,100,000	g	Iron Mountain, Inc	4.500	02/15/31	8,144,671
12,050,000		iStar, Inc	4.750	10/01/24	11,658,375
6,500,000	g	Ladder Capital Finance Holdings LLLP	4.250	02/01/27	5,622,500
2,937,000	g	MGM Growth Properties Operating Partnership LP	4.625	06/15/25	2,995,740
6,900,000		Retail Properties of America, Inc	4.750	09/15/30	6,908,380
1,900,000	g	VICI Properties LP	4.250	12/01/26	1,908,835
304

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,900,000	g	VICI Properties LP	4.125%	08/15/30	$2,856,500
		TOTAL REAL ESTATE			74,250,834

RETAILING - 4.7%
3,050,000	g	Booz Allen Hamilton, Inc	3.875	09/01/28	3,130,977
6,150,000	g	Camelot Finance S.A.	4.500	11/01/26	6,288,375
2,790,000		CDW LLC	3.250	02/15/29	2,779,537
7,050,000	g	Group 1 Automotive, Inc	4.000	08/15/28	6,926,625
4,857,000	g	L Brands, Inc	6.875	07/01/25	5,245,560
1,993,000	g	L Brands, Inc	9.375	07/01/25	2,286,968
6,650,000		L Brands, Inc	5.250	02/01/28	6,433,875
7,250,000	g	L Brands, Inc	6.625	10/01/30	7,376,875
5,400,000	g	Lithia Motors, Inc	5.250	08/01/25	5,548,500
8,830,000	g	Lithia Motors, Inc	4.625	12/15/27	9,116,975
1,950,000	g,h	Lithia Motors, Inc	4.375	01/15/31	1,950,000
2,538,000	g	Macy’s, Inc	8.375	06/15/25	2,624,114
5,670,000		Penske Automotive Group, Inc	5.375	12/01/24	5,757,942
9,145,000		Penske Automotive Group, Inc	5.500	05/15/26	9,433,799
22,800,000	g	PetSmart, Inc	7.125	03/15/23	22,999,500
7,725,000	g	PetSmart, Inc	5.875	06/01/25	7,907,310
21,000,000	g	PetSmart, Inc	8.875	06/01/25	21,786,450
2,199,000		QVC, Inc	4.750	02/15/27	2,258,395
2,650,000		Sonic Automotive, Inc	6.125	03/15/27	2,736,125
15,000,000	g	Staples, Inc	7.500	04/15/26	13,821,900
31,700,000	g	Staples, Inc	10.750	04/15/27	25,419,438
2,675,000	g	Summit Materials LLC	5.250	01/15/29	2,785,344
		TOTAL RETAILING			174,614,584

SOFTWARE & SERVICES - 2.0%
2,705,000	g	Black Knight InfoServ LLC	3.625	09/01/28	2,733,741
1,500,000	g	BY Crown Parent LLC	4.250	01/31/26	1,527,188
6,050,000	g	Gartner, Inc	4.500	07/01/28	6,338,585
3,600,000	g	Gartner, Inc	3.750	10/01/30	3,641,580
12,000,000	g	Open Text Corp	5.875	06/01/26	12,480,000
4,125,000	g	Open Text Holdings, Inc	4.125	02/15/30	4,242,315
1,080,000	g	Presidio Holdings, Inc	4.875	02/01/27	1,094,526
16,475,000	g	Refinitiv US Holdings, Inc	6.250	05/15/26	17,587,062
10,600,000	g	Refinitiv US Holdings, Inc	8.250	11/15/26	11,620,250
2,000,000	g	Sabre GLBL, Inc	5.250	11/15/23	1,955,000
1,750,000	g	Science Applications International Corp	4.875	04/01/28	1,776,757
5,300,000	g	SS&C Technologies, Inc	5.500	09/30/27	5,632,416
4,275,000	g	Symantec Corp	5.000	04/15/25	4,375,163
2,000,000	g	WEX, Inc	4.750	02/01/23	2,002,500
		TOTAL SOFTWARE & SERVICES			77,007,083

TECHNOLOGY HARDWARE & EQUIPMENT - 1.8%
9,925,000	g	CommScope Finance LLC	8.250	03/01/27	10,322,000
17,453,000	g	CommScope Technologies LLC	6.000	06/15/25	17,689,488
4,000,000	g	CommScope Technologies LLC	5.000	03/15/27	3,840,000
6,575,000	g	Dell International LLC	7.125	06/15/24	6,839,973
4,175,000		Diebold Nixdorf, Inc	8.500	04/15/24	3,801,338
5,000,000	g	Diebold Nixdorf, Inc	9.375	07/15/25	5,275,000
305

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,650,000	g	MTS Systems Corp	5.750%	08/15/27	$3,594,155
550,000	g	NCR Corp	8.125	04/15/25	607,887
5,725,000	g	NCR Corp	5.000	10/01/28	5,717,844
4,300,000	g	NCR Corp	5.250	10/01/30	4,300,000
5,761,000	g	Via Stat Inc	5.625	09/15/25	5,645,780
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			67,633,465

TELECOMMUNICATION SERVICES - 5.9%
19,150,000	g	Altice France S.A.	7.375	05/01/26	20,067,285
8,675,000	g	Altice France S.A.	8.125	02/01/27	9,453,234
16,775,000	g	Avaya, Inc	6.125	09/15/28	17,131,469
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,157,500
17,300,000		CenturyLink, Inc	5.800	03/15/22	17,905,500
16,400,000		CenturyLink, Inc	7.500	04/01/24	18,361,440
16,600,000	g	Front Range BidCo, Inc	4.000	03/01/27	16,338,135
7,350,000	g,h	GCI LLC	4.750	10/15/28	7,445,109
1,475,000		Hughes Satellite Systems Corp	5.250	08/01/26	1,568,161
4,750,000		Level 3 Financing, Inc	5.375	01/15/24	4,793,700
9,600,000		Level 3 Financing, Inc	5.250	03/15/26	9,945,120
6,825,000	g	Level 3 Financing, Inc	4.250	07/01/28	6,929,559
3,225,000	g,h	QualityTech LP	3.875	10/01/28	3,234,288
4,500,000		Sprint Capital Corp	8.750	03/15/32	6,587,145
6,900,000		Sprint Corp	7.875	09/15/23	7,905,675
10,450,000		Sprint Corp	7.625	02/15/25	12,226,500
9,500,000		Sprint Corp	7.625	03/01/26	11,479,657
4,490,000	g	Switch Ltd	3.750	09/15/28	4,534,900
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	10,098,870
22,000,000		T-Mobile USA, Inc	5.125	04/15/25	22,481,140
6,050,000	g	Windstream Escrow LLC	7.750	08/15/28	5,944,125
		TOTAL TELECOMMUNICATION SERVICES			220,588,512

TRANSPORTATION - 1.6%
10,675,000	g	Cargo Aircraft Management, Inc	4.750	02/01/28	10,780,149
14,206,000	g	Delta Air Lines, Inc	7.000	05/01/25	15,595,631
5,125,000	g	Delta Air Lines, Inc	4.500	10/20/25	5,259,531
5,975,000	g	Delta Air Lines, Inc	4.750	10/20/28	6,199,063
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	2,214,000
19,450,000	g	Mileage Plus Holdings LLC	6.500	06/20/27	20,252,312
		TOTAL TRANSPORTATION			60,300,686

UTILITIES - 3.0%
4,250,000		AES Corp	5.500	04/15/25	4,382,047
17,125,000	g	Calpine Corp	5.250	06/01/26	17,811,199
4,000,000		Clearway Energy Operating LLC	5.750	10/15/25	4,210,000
2,400,000	g	Clearway Energy Operating LLC	4.750	03/15/28	2,490,000
5,750,000	g	NextEra Energy Operating Partners LP	4.250	07/15/24	5,995,525
5,300,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	5,525,250
826,000		NRG Energy, Inc	6.625	01/15/27	873,495
16,750,000		Pacific Gas and Electric Co	3.300	08/01/40	15,298,377
30,950,000		Pacific Gas and Electric Co	3.500	08/01/50	27,881,428
2,563,000	g	Pattern Energy Operations LP	4.500	08/15/28	2,659,113
18,500,000	g	Talen Energy Supply LLC	10.500	01/15/26	14,060,000
9,950,000	g	Talen Energy Supply LLC	7.625	06/01/28	9,950,000
306

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$600,000	g	Vistra Operations Co LLC	5.625%	02/15/27	$633,120
		TOTAL UTILITIES			111,769,554

		TOTAL CORPORATE BONDS			3,345,042,964
		(Cost $3,317,693,995)

		TOTAL BONDS			3,345,042,964
		(Cost $3,317,693,995)

SHARES		COMPANY
COMMON STOCKS - 0.1%

ENERGY - 0.1%
7,963	†	Cloud Peak Energy, Inc			80
566,082	*	Tidewater, Inc			3,798,410
		TOTAL ENERGY			3,798,490

		TOTAL COMMON STOCKS			3,798,490
		(Cost $10,719,600)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 4.7%

GOVERNMENT AGENCY DEBT - 1.2%
$48,619,000		Federal Home Loan Bank (FHLB)	0.075	10/23/20	48,617,217
		TOTAL GOVERNMENT AGENCY DEBT			48,617,217

TREASURY DEBT - 3.5%
74,273,000		United States Cash Management Bill	0.065-0.070	10/13/20	74,271,298
55,285,000		United States Cash Management Bill	0.115	11/03/20	55,280,297
		TOTAL TREASURY DEBT			129,551,595

		TOTAL SHORT-TERM INVESTMENTS			178,168,812
		(Cost $178,167,272)

		TOTAL INVESTMENTS - 100.3%			3,743,823,730
		(Cost $3,739,788,773)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(12,513,486)
		NET ASSETS - 100.0%			$3,731,310,244

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
307

TIAA-CREF FUNDS – High-Yield Fund

‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2020, the aggregate value of these securities is $2,112,529,797 or 56.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond
q	In default

308

TIAA-CREF FUNDS – Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.4%

GOVERNMENT BONDS - 99.4%

AGENCY SECURITIES - 1.2%
$3,931,358		Crowley Conro LLC	4.181%	08/15/43	$4,706,124
1,877,980		HNA LLC	2.369	09/18/27	1,988,648
9,245,000		Montefiore Medical Center	2.895	04/20/32	10,024,074
3,000,000		Private Export Funding Corp (PEFCO)	3.250	06/15/25	3,352,378
3,618,421		Reliance Industries Ltd	2.444	01/15/26	3,800,964
15,000,000		Ukraine Government AID International Bonds	1.471	09/29/21	15,186,680
		TOTAL AGENCY SECURITIES			39,058,868

MORTGAGE BACKED - 2.9%
8,000,000		Federal Home Loan Bank (FHLB)	0.375	09/04/25	7,997,142
11,062,224		Government National Mortgage Association (GNMA)	3.600	09/15/31	12,244,827
5,538,955		GNMA	3.700	10/15/33	6,115,540
724,335		GNMA	2.490	06/15/35	767,200
1,599,518		GNMA	3.380	07/15/35	1,747,423
1,505,961		GNMA	3.870	10/15/36	1,675,769
5,456,707		GNMA	3.940	03/15/37	6,138,226
20,295,401		GNMA	1.730	07/15/37	20,878,846
22,765,044		GNMA	4.250	09/15/38	24,717,299
13,744,711		GNMA	2.750	01/15/45	14,964,144
		TOTAL MORTGAGE BACKED			97,246,416

U.S. TREASURY SECURITIES - 95.3%
131,640,435	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	133,710,173
115,869,306	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	117,903,807
130,270,773	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	133,624,228
136,941,095	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	141,089,447
128,281,620	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	134,154,513
140,817,270	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	147,679,362
133,253,405	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	141,579,141
105,689,628	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	112,193,394
120,808,645	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	127,776,377
98,446,725	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/24	104,476,587
134,323,878	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	143,266,560
104,935,593	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	121,784,724
15,043,950	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/25	16,007,507
75,567,462	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	82,018,738
118,603,934	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	130,705,242
64,074,555	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	75,461,554
95,246,498	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	103,247,576
110,729,430	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	121,799,490
45,292,427	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	55,834,416
86,914,592	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	96,583,841
137,686,464	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	154,450,866
68,037,318	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	82,833,663
309

TIAA-CREF FUNDS – Inflation-Linked Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$52,597,898	k	United States Treasury Inflation Indexed Bonds	3.625%	04/15/28	$72,087,885
67,979,816	k	United States Treasury Inflation Indexed Bonds	0.750	07/15/28	78,281,237
104,032,344	k	United States Treasury Inflation Indexed Bonds	0.875	01/15/29	121,113,697
41,368,281	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	54,011,462
117,499,358	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	168,838,774
76,969,760	k	United States Treasury Inflation Indexed Bonds	0.250	07/15/29	86,049,786
25,172,250	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/30	27,798,293
54,564,830	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/30	60,623,089
35,757,260	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	54,214,850
		TOTAL U.S. TREASURY SECURITIES			3,201,200,279

		TOTAL GOVERNMENT BONDS			3,337,505,563
		(Cost $3,069,412,471)

		TOTAL BONDS			3,337,505,563
		(Cost $3,069,412,471)

SHORT-TERM INVESTMENTS - 0.5%

GOVERNMENT AGENCY DEBT - 0.2%
7,855,000		Federal Home Loan Bank (FHLB)	0.090	10/30/20	7,854,620
		TOTAL GOVERNMENT AGENCY DEBT			7,854,620

REPURCHASE AGREEMENT - 0.3%
9,270,000	r	Fixed Income Clearing Corp (FICC)	0.070	10/01/20	9,270,000
		TOTAL REPURCHASE AGREEMENT			9,270,000

		TOTAL SHORT-TERM INVESTMENTS			17,124,620
		(Cost $17,124,430)
		TOTAL INVESTMENTS - 99.9%			3,354,630,183
		(Cost $3,086,536,901)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			1,840,111
		NET ASSETS - 100.0%			$3,356,470,294

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $9,270,000 on 10/01/20, collateralized by U.S. Treasury Notes valued at $9,455,487.

310

TIAA-CREF FUNDS – Short Duration Impact Bond Fund

TIAA-CREF FUNDS

SHORT DURATION IMPACT BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.4%

UTILITIES - 1.4%
$425,561	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	4.000%	11/28/24	$424,366
		TOTAL UTILITIES				424,366

		TOTAL BANK LOAN OBLIGATIONS				424,366
		(Cost $422,452)

BONDS - 96.8%

CORPORATE BONDS - 43.0%

AUTOMOBILES & COMPONENTS - 0.8%
250,000	g	Harley-Davidson Financial Services, Inc		4.050	02/04/22	258,351
		TOTAL AUTOMOBILES & COMPONENTS				258,351

BANKS - 12.1%
250,000		Bank of America Corp		0.981	09/25/25	249,939
250,000	g	BNP Paribas S.A.		2.219	06/09/26	257,817
250,000		Citigroup, Inc		1.678	05/15/24	256,087
500,000		HSBC Holdings plc		3.033	11/22/23	521,536
450,000	g	ING Groep NV		1.400	07/01/26	455,033
250,000	g	Intesa Sanpaolo S.p.A		6.500	02/24/21	255,179
250,000		Lloyds Banking Group plc		4.500	11/04/24	272,911
500,000	i	M&T Bank Corp	LIBOR 3 M + 0.680%	0.925	07/26/23	504,149
250,000		Royal Bank of Scotland Group plc		2.359	05/22/24	256,498
350,000	g	UniCredit S.p.A		2.569	09/22/26	345,690
400,000	g	USAA Capital Corp		1.500	05/01/23	410,172
		TOTAL BANKS				3,785,011

CAPITAL GOODS - 2.5%
250,000		CNH Industrial Capital LLC		4.875	04/01/21	254,824
500,000		CNH Industrial Capital LLC		4.200	01/15/24	537,135
		TOTAL CAPITAL GOODS				791,959

CONSUMER SERVICES - 0.8%
260,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	1.331	02/01/24	258,141
		TOTAL CONSUMER SERVICES				258,141

DIVERSIFIED FINANCIALS - 5.0%
250,000		Century Housing Corp		3.995	11/01/21	251,807
175,000		Morgan Stanley		2.188	04/28/26	183,186
260,000	g	NongHyup Bank		1.250	07/20/25	262,244
250,000		Reinvestment Fund, Inc		3.477	02/15/23	255,562
350,000	g	UBS Group AG.		1.008	07/30/24	350,765
250,000	g	WLB Asset II Pte Ltd		4.000	01/14/24	248,623
		TOTAL DIVERSIFIED FINANCIALS				1,552,187
311

TIAA-CREF FUNDS – Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
ENERGY - 2.9%
$500,000	g	Aker BP ASA		2.875%	01/15/26	$495,056
150,000		EQT Corp		7.875	02/01/25	166,267
250,000	i	Valero Energy Corp	LIBOR 3 M + 1.150%	1.403	09/15/23	249,143
		TOTAL ENERGY				910,466

INSURANCE - 0.8%
250,000		Prudential Financial, Inc		1.500	03/10/26	260,369
		TOTAL INSURANCE				260,369

MATERIALS - 0.9%
275,000		DuPont de Nemours, Inc		2.169	05/01/23	277,559
		TOTAL MATERIALS				277,559

MEDIA & ENTERTAINMENT - 2.8%
125,000		Alphabet, Inc		0.450	08/15/25	124,245
500,000	g	Mosaic Solar Loan Trust		1.440	08/20/46	496,234
250,000	g	Schlumberger Finance Canada Ltd		2.200	11/20/20	250,650
		TOTAL MEDIA & ENTERTAINMENT				871,129

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
500,000	g,i	AbbVie, Inc	LIBOR 3 M + 0.650%	0.897	11/21/22	502,294
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				502,294

REAL ESTATE - 2.1%
500,000		Alexandria Real Estate Equities, Inc		4.000	01/15/24	549,794
100,000	g	HAT Holdings I LLC		5.250	07/15/24	104,207
		TOTAL REAL ESTATE				654,001

SOFTWARE & SERVICES - 1.6%
500,000		Microsoft Corp		2.400	02/06/22	513,843
		TOTAL SOFTWARE & SERVICES				513,843

TRANSPORTATION - 2.5%
250,000		Delta Air Lines, Inc		7.375	01/15/26	262,032
250,000		Delta Air Lines, Inc		2.000	06/10/28	241,546
300,000		Delta Air Lines, Inc		2.500	06/10/28	269,450
		TOTAL TRANSPORTATION				773,028

UTILITIES - 6.6%
300,000		Avangrid, Inc		3.200	04/15/25	330,119
250,000	g	Azure Power Energy Ltd		5.500	11/03/22	254,683
300,000		Eversource Energy		0.800	08/15/25	298,432
250,000	g	Hanwha Energy USA Holdings Corp		2.375	07/30/22	256,946
300,000	g	Korea Hydro & Nuclear Power Co Ltd		3.750	07/25/23	325,224
250,000		National Fuel Gas Co		4.900	12/01/21	258,818
300,000		National Fuel Gas Co		5.500	01/15/26	327,419
		TOTAL UTILITIES				2,051,641

		TOTAL CORPORATE BONDS				13,459,979
		(Cost $13,153,497)
312

TIAA-CREF FUNDS – Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 38.1%

AGENCY SECURITIES - 6.5%
$250,000		Federal Home Loan Mortgage Corp (FHLMC)		0.375%	05/05/23	$251,056
250,000		FHLMC		1.500	02/12/25	262,066
500,000		NCUA Guaranteed Notes		3.450	06/12/21	508,344
250,000		Overseas Private Investment Corp (OPIC)		1.790	10/15/29	263,644
250,000		United States International Development Finance Corp		1.050	10/15/29	253,060
250,000		US Department of Housing and Urban Development (HUD)		2.618	08/01/23	265,978
231,819	i	Washington Aircraft 2 Co Ltd	LIBOR 3 M + 0.430%	0.663	06/26/24	228,708
		TOTAL AGENCY SECURITIES				2,032,856

FOREIGN GOVERNMENT BONDS - 9.1%
250,000	g	Caisse d’Amortissement de la Dette Sociale		0.375	09/23/25	248,270
500,000	g	European Stability Mechanism		1.375	09/11/24	519,331
250,000		International Bank for Reconstruction & Development		0.625	04/22/25	252,255
500,000	g	International Development Association		2.750	04/24/23	531,026
235,000	g	Korea Electric Power Corp		1.125	06/15/25	236,140
250,000	g	Nacional Financiera SNC		3.375	11/05/20	250,087
250,000	g	Nederlandse Waterschapsbank NV		1.750	01/15/25	263,510
500,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	530,650
		TOTAL FOREIGN GOVERNMENT BONDS				2,831,269

MORTGAGE BACKED - 1.6%
500,000		Federal National Mortgage Association (FNMA)		0.250	07/10/23	499,841
		TOTAL MORTGAGE BACKED				499,841

MUNICIPAL BONDS - 6.0%
250,000		California Health Facilities Financing Authority		1.896	06/01/21	252,170
130,000	g	California Municipal Finance Authority		4.250	11/01/23	129,514
150,000	i	Connecticut Housing Finance Authority	SOFR + 0.650%	0.730	05/15/49	149,950
95,000		County of Saline AR		3.550	06/01/42	99,509
120,000		Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project		1.794	01/01/22	122,057
225,000		Massachusetts Water Resources Authority		1.702	08/01/21	227,324
425,000		Sustainable Energy Utility, Inc		1.550	09/15/21	426,148
250,000	g	Warm Springs Reservation Confederated Tribe		2.550	11/01/20	250,175
200,000	g	Warm Springs Reservation Confederated Tribe		3.050	11/01/24	208,818
		TOTAL MUNICIPAL BONDS				1,865,665

U.S. TREASURY SECURITIES - 14.9%
400,000		United States Treasury Note		2.500	01/31/21	403,094
250,000		United States Treasury Note		1.750	07/31/21	253,320
285,000		United States Treasury Note		1.625	12/31/21	290,210
860,000		United States Treasury Note		0.125	06/30/22	859,799
910,000		United States Treasury Note		0.125	08/31/22	909,751
285,000		United States Treasury Note		0.125	09/15/23	284,733
1,500,000		United States Treasury Note		2.625	12/31/23	1,618,711
45,000		United States Treasury Note		0.250	09/30/25	44,940
		TOTAL U.S. TREASURY SECURITIES				4,664,558

		TOTAL GOVERNMENT BONDS				11,894,189
		(Cost $11,582,010)
313

TIAA-CREF FUNDS – Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
STRUCTURED ASSETS - 15.7%

ASSET BACKED - 9.5%
$230,027	g	HERO Funding Trust	4.050%	09/20/41	$238,477
		Series - 2016 1A (Class A)
356,339	g	HERO Funding Trust	3.910	09/20/42	368,147
		Series - 2016 3A (Class A2)
233,750	g	HERO Funding Trust	2.720	09/20/57	234,155
		Series - 2020 1A (Class A)
91,881	g,i	Invitation Homes Trust	1.151	07/17/37	91,895
		Series - 2018 SFR3 (Class A)
147,000	g,i	Invitation Homes Trust	1.801	01/17/38	147,000
		Series - 2018 SFR4 (Class D)
237,563	g	Mosaic Solar Loan Trust	2.100	04/20/46	242,700
		Series - 2020 1A (Class A)
92,484	g	SolarCity LMC	4.800	09/20/48	95,889
		Series - 2016 A (Class A)
491,441	g	Sunrun Atlas Issuer LLC	3.610	02/01/55	514,790
		Series - 2019 2 (Class A)
446,153	g	Sunrun Callisto Issuer LLC	3.980	06/30/54	457,211
		Series - 2019 1A (Class A)
124,942	g	Tesla Auto Lease Trust	3.710	08/20/21	126,115
		Series - 2018 B (Class A)
204,645	g	Tesla Auto Lease Trust	2.130	04/20/22	206,923
		Series - 2019 A (Class A2)
250,000	g	Tesla Auto Lease Trust	2.200	11/21/22	256,941
		Series - 2019 A (Class A4)
		TOTAL ASSET BACKED			2,980,243

OTHER MORTGAGE BACKED - 6.2%
61,540	i	Connecticut Avenue Securities	3.148	07/25/24	53,774
		Series - 2014 C03 (Class 1M2)
59,509	g,i	Connecticut Avenue Securities	0.948	01/25/40	59,262
		Series - 2020 R01 (Class 1M1)
180,000	g,i	DBUBS Mortgage Trust	5.670	07/10/44	165,696
		Series - 2011 LC2A (Class D)
275,000	g	GRACE Mortgage Trust	3.369	06/10/28	276,672
		Series - 2014 GRCE (Class A)
200,000		GS Mortgage Securities Trust	2.922	05/10/49	211,941
		Series - 2016 GS2 (Class AAB)
250,000	g,i	Morgan Stanley Capital I Trust	5.675	09/15/47	250,724
		Series - 2011 C1 (Class D)
250,000	g,i	Natixis Commercial Mortgage Securities Trust	1.652	07/15/36	247,504
		Series - 2019 MILE (Class A)
250,000	g,i	Natixis Commercial Mortgage Securities Trust	4.402	07/15/36	230,265
		Series - 2019 MILE (Class F)
33,321	g,i	OBX Trust	0.798	06/25/57	33,271
		Series - 2018 1 (Class A2)
61,037	g,i	Sequoia Mortgage Trust	3.500	02/25/50	61,856
		Series - 2020 1 (Class A4)
314

TIAA-CREF FUNDS – Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$19,629	g,i	Structured Agency Credit Risk Debt Note (STACR)	4.140%	08/25/48	$19,457
		Series - 2018 SPI3 (Class M2)
71,194	g,i	STACR	1.248	07/27/50	71,123
		Series - 2020 HQA2 (Class M1)
250,000	g,i	WFRBS Commercial Mortgage Trust	5.174	02/15/44	250,446
		Series - 2011 C2 (Class B)
		TOTAL OTHER MORTGAGE BACKED			1,931,991

		TOTAL STRUCTURED ASSETS			4,912,234
		(Cost $4,894,764)

		TOTAL BONDS			30,266,402
		(Cost $29,630,271)

SHORT-TERM INVESTMENTS - 1.7%

REPURCHASE AGREEMENT - 1.7%
535,000	r	Fixed Income Clearing Corp (FICC)	0.070	10/01/20	535,000
		TOTAL REPURCHASE AGREEMENT			535,000

		TOTAL SHORT-TERM INVESTMENTS			535,000
		(Cost $535,000)

		TOTAL INVESTMENTS - 99.9%			31,225,768
		(Cost $30,587,723)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			29,447
		NET ASSETS - 100.0%			$31,255,215

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2020, the aggregate value of these securities is $13,343,208 or 42.7% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r	Agreement with Fixed Income Clearing Corp (FICC), 0.070% dated 9/30/20 to be repurchased at $535,000 on 10/01/20, collateralized by U.S. Treasury Notes valued at $545,700.

315

TIAA-CREF FUNDS – Short-Term Bond Fund

TIAA-CREF FUNDS

SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.7%

CAPITAL GOODS - 0.1%
693,000	i	American Builders & Contractors Supply Co, Inc	LIBOR 1 M + 2.000%	2.147%	01/15/27	$673,367
1,346,625	i	Gardner Denver, Inc	LIBOR 1 M + 2.750%	2.897	03/01/27	1,326,143
		TOTAL CAPITAL GOODS				1,999,510

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
358,782	i	Prime Security Services Borrower LLC	LIBOR 1 and 3 M + 3.250%	4.250	09/23/26	355,130
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				355,130

CONSUMER SERVICES - 0.2%
1,943,891	i	Hilton Worldwide Finance LLC	LIBOR 1 M + 1.750%	1.898	06/22/26	1,873,192
1,960,000	i	Wyndham Hotels & Resorts, Inc	LIBOR 1 M + 1.750%	1.897	05/30/25	1,887,108
1,040,602	i	YUM! Brands	LIBOR 1 M + 1.750%	1.900	04/03/25	1,014,368
		TOTAL CONSUMER SERVICES				4,774,668

DIVERSIFIED FINANCIALS - 0.1%
1,500,000	i	Reynolds Group Holdings, Inc	Prime 1 M + 1.750%	6.000	02/06/23	1,479,945
		TOTAL DIVERSIFIED FINANCIALS				1,479,945

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
975,150	i	HCA, Inc	LIBOR 1 M + 1.750%	1.897	03/13/25	969,748
609,010	i	HCA, Inc	LIBOR 1 M + 1.750%	1.897	03/17/26	605,709
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				1,575,457

MATERIALS - 0.1%
1,300,000	i	Asplundh Tree Expert LLC	LIBOR 1 M + 2.500%	2.655	09/07/27	1,297,569
310,263	i	WR Grace & Co-Conn	LIBOR 3 M + 1.750%	1.970	04/03/25	301,809
180,526	i	WR Grace & Co-Conn	LIBOR 3 M + 1.750%	1.970	04/03/25	175,607
		TOTAL MATERIALS				1,774,985

MEDIA & ENTERTAINMENT - 0.4%
3,485,240	i	Charter Communications Operating LLC	LIBOR 1 M + 1.750%	1.900	04/30/25	3,419,473
1,390,711	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	2.402	07/17/25	1,343,023
1,319,367	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	2.154	10/04/23	1,291,661
1,290,299	i	Outfront Media Capital LLC	LIBOR 1 M + 1.750%	1.901	11/18/26	1,256,828
241,546	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	3.750	03/15/24	232,015
		TOTAL MEDIA & ENTERTAINMENT				7,543,000

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
976,608	i	Elanco Animal Health Inc	LIBOR 1 M + 1.750%	1.905	08/01/27	948,121
1,989,501	i	Jaguar Holding Co II	LIBOR 1 M + 2.500%	3.500	08/18/22	1,980,449
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				2,928,570

SOFTWARE & SERVICES - 0.2%
947,378	i	IQVIA, Inc	LIBOR 1 M + 1.750%	1.897	03/07/24	931,983
316

TIAA-CREF FUNDS – Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,026,375	i	IQVIA, Inc	LIBOR 3 M + 1.750%	2.058%	06/11/25	$1,010,723
1,886,723	i	Open Text Corp	LIBOR 1 M + 1.750%	1.911	05/30/25	1,870,611
		TOTAL SOFTWARE & SERVICES				3,813,317

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
2,697,720	i	Dell International LLC	LIBOR 1 M + 2.000%	2.750	09/19/25	2,683,503
1,630,190	i	Western Digital Corp	LIBOR 1 M + 1.750%	1.906	04/29/23	1,614,475
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				4,297,978

TELECOMMUNICATION SERVICES - 0.1%
997,500	i	T-Mobile USA, Inc	LIBOR 1 M + 3.000%	3.147	04/01/27	995,984
		TOTAL TELECOMMUNICATION SERVICES				995,984

TRANSPORTATION - 0.1%
1,919,192	i	American Airlines, Inc	LIBOR 1 M + 1.750%	1.896	01/29/27	1,392,623
1,831,975	i	Avis Budget Car Rental LLC	LIBOR 1 M + 2.250%	2.400	08/06/27	1,610,306
		TOTAL TRANSPORTATION				3,002,929

UTILITIES - 0.0%
568,627	i	Vistra Operations Co LLC	LIBOR 1 M + 1.750%	1.897	12/31/25	559,603
		TOTAL UTILITIES				559,603

		TOTAL BANK LOAN OBLIGATIONS				35,101,076
		(Cost $36,302,823)

BONDS - 96.0%

CORPORATE BONDS - 34.1%

BANKS - 12.6%
2,000,000	g	Banco Bradesco S.A.		2.850	01/27/23	2,027,500
2,100,000	g	Banco de Credito del Peru		2.700	01/11/25	2,186,100
3,575,000	g	Banco del Estado de Chile		2.668	01/08/21	3,583,937
2,375,000	g	Banco del Estado de Chile		2.704	01/09/25	2,496,742
2,500,000	g	Banco do Brasil SA/Cayman		4.750	03/20/24	2,631,250
750,000	g	Banco Santander Mexico S.A.		4.125	11/09/22	789,375
2,000,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand		5.375	04/17/25	2,224,000
5,125,000		Bancolombia S.A.		3.000	01/29/25	5,133,302
10,000,000		Bank of America Corp		2.328	10/01/21	10,000,000
10,000,000		Bank of America Corp		3.550	03/05/24	10,651,470
10,000,000		Bank of America Corp		1.486	05/19/24	10,171,183
8,000,000		Bank of America Corp		0.981	09/25/25	7,998,058
6,200,000	g	Bank of Montreal		2.100	06/15/22	6,383,878
6,160,000	g	Canadian Imperial Bank of Commerce		3.150	06/27/21	6,290,493
1,720,000		Citigroup, Inc		4.500	01/14/22	1,807,611
1,300,000		Citigroup, Inc		2.312	11/04/22	1,325,365
3,000,000		Citigroup, Inc		3.142	01/24/23	3,095,082
9,000,000		Citigroup, Inc		2.876	07/24/23	9,338,414
15,000,000		Citigroup, Inc		1.678	05/15/24	15,365,240
3,000,000		Citizens Bank NA		2.250	10/30/20	3,001,283
1,825,000	g	Credicorp Ltd		2.750	06/17/25	1,847,813
10,000,000	g	Dexia Credit Local S.A.		2.875	01/29/22	10,321,507
317

TIAA-CREF FUNDS – Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$4,000,000	g	Dexia Credit Local S.A.		2.375%	09/20/22	$4,151,240
1,555,000		Discover Bank		3.200	08/09/21	1,586,269
650,000		Discover Bank		3.350	02/06/23	687,543
5,000,000	g	DNB Boligkreditt AS.		3.250	06/28/23	5,371,572
16,000,000	g	HSBC Bank Canada		1.650	09/10/22	16,374,369
1,485,000		Huntington National Bank		3.125	04/01/22	1,542,006
5,000,000	g	Itau Unibanco Holding S.A.		3.250	01/24/25	5,085,000
1,445,000		JPMorgan Chase & Co		3.200	01/25/23	1,535,172
8,700,000		JPMorgan Chase & Co		3.207	04/01/23	9,039,562
10,000,000		JPMorgan Chase & Co		2.776	04/25/23	10,341,007
12,000,000		JPMorgan Chase & Co		1.514	06/01/24	12,259,579
3,000,000		JPMorgan Chase & Co		0.653	09/16/24	3,000,907
5,000,000		JPMorgan Chase & Co		4.023	12/05/24	5,498,578
6,320,000		KeyBank NA		3.300	02/01/22	6,568,523
3,000,000		Mitsubishi UFJ Financial Group, Inc		2.623	07/18/22	3,109,243
5,000,000		Mitsubishi UFJ Financial Group, Inc		0.848	09/15/24	5,001,512
2,000,000	g	NBK SPC Ltd		2.750	05/30/22	2,045,996
6,050,000		PNC Bank NA		2.450	11/05/20	6,051,400
1,945,000		PNC Bank NA		2.500	01/22/21	1,954,678
2,000,000		Royal Bank of Canada		2.800	04/29/22	2,074,784
1,625,000		Royal Bank of Scotland Group plc		2.359	05/22/24	1,667,235
2,500,000		Santander UK plc		2.125	11/03/20	2,504,155
5,000,000	g	Skandinaviska Enskilda Banken AB		0.550	09/01/23	5,001,866
3,000,000	g	State Bank of India		4.000	01/24/22	3,081,919
5,000,000	g	Sumitomo Mitsui Trust Bank Ltd		0.800	09/12/23	5,009,161
2,100,000	g	Svenska Handelsbanken AB		0.625	06/30/23	2,109,574
1,000,000		Synchrony Bank		3.000	06/15/22	1,032,546
3,000,000		Toronto-Dominion Bank		0.750	06/12/23	3,017,182
5,000,000		Toronto-Dominion Bank		0.450	09/11/23	4,990,414
3,000,000		Truist Financial Corp		2.150	02/01/21	3,014,059
1,720,000		Truist Financial Corp		2.900	03/03/21	1,735,501
1,680,000		Truist Financial Corp		3.750	12/06/23	1,840,406
2,100,000	g,i	United Overseas Bank Ltd	LIBOR 3 M + 0.480%	0.736	04/23/21	2,102,718
3,000,000		Westpac Banking Corp		2.800	01/11/22	3,095,564
		TOTAL BANKS				262,150,843

CAPITAL GOODS - 1.1%
1,500,000		Air Lease Corp		3.375	06/01/21	1,517,889
450,000		Air Lease Corp		2.250	01/15/23	450,938
4,400,000	g	BOC Aviation Ltd		3.500	10/10/24	4,642,000
1,385,000	g	Gold Fields Orogen Holding BVI Ltd		4.875	10/07/20	1,381,842
3,000,000		Honeywell International, Inc		0.483	08/19/22	3,004,740
2,000,000		Ingersoll-Rand Global Holding Co Ltd		2.900	02/21/21	2,019,201
42,000		Johnson Controls International plc		3.750	12/01/21	43,020
1,580,000		L3Harris Technologies, Inc		4.950	02/15/21	1,588,606
2,000,000		Northrop Grumman Corp		2.080	10/15/20	2,001,318
3,134,000		Roper Technologies, Inc		3.000	12/15/20	3,143,463
3,000,000	g	TSMC Global Ltd		0.750	09/28/25	2,972,621
272,000		United Technologies Corp		3.650	08/16/23	293,859
		TOTAL CAPITAL GOODS				23,059,497

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
2,000,000		ADT Corp		4.125	06/15/23	2,096,250
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				2,096,250
318

TIAA-CREF FUNDS – Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CONSUMER DURABLES & APPAREL - 0.2%
$3,200,000		Lennar Corp	4.750%	04/01/21	$3,228,000
		TOTAL CONSUMER DURABLES & APPAREL			3,228,000

CONSUMER SERVICES - 0.1%
2,000,000		Sands China Ltd	4.600	08/08/23	2,132,220
		TOTAL CONSUMER SERVICES			2,132,220

DIVERSIFIED FINANCIALS - 6.4%
2,000,000		AerCap Ireland Capital DAC	3.950	02/01/22	2,024,753
7,000,000		AerCap Ireland Capital DAC	3.150	02/15/24	6,941,100
2,050,000		American Express Co	2.750	05/20/22	2,120,061
3,000,000		American Honda Finance Corp	0.875	07/07/23	3,024,462
1,000,000		Ameriprise Financial, Inc	3.000	03/22/22	1,037,600
750,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	778,378
1,505,000		Bank of Montreal	2.900	03/26/22	1,561,341
1,325,000	g	BBVA Bancomer S.A.	1.875	09/18/25	1,294,525
4,000,000		Capital One Bank USA NA	3.375	02/15/23	4,227,152
3,000,000		Capital One Financial Corp	2.400	10/30/20	3,000,000
1,355,000		Capital One Financial Corp	4.750	07/15/21	1,401,967
3,000,000		Credit Suisse AG.	1.000	05/05/23	3,031,140
5,000,000		Deutsche Bank AG.	4.250	02/04/21	5,053,071
5,000,000		Deutsche Bank AG.	2.222	09/18/24	5,032,819
3,000,000		Discover Financial Services	3.850	11/21/22	3,198,924
1,200,000	g	Federation des Caisses Desjardins du Quebec	2.250	10/30/20	1,201,889
16,800,000	g	Federation des Caisses Desjardins du Quebec	1.950	09/26/22	17,310,136
4,500,000		Ford Motor Credit Co LLC	3.200	01/15/21	4,490,494
1,300,000		GE Capital International Funding Co	2.342	11/15/20	1,302,909
2,000,000		General Motors Financial Co, Inc	3.450	01/14/22	2,051,133
2,170,000		General Motors Financial Co, Inc	3.150	06/30/22	2,228,991
5,000,000		General Motors Financial Co, Inc	3.550	07/08/22	5,170,776
5,000,000		General Motors Financial Co, Inc	1.700	08/18/23	5,018,750
3,910,000		General Motors Financial Co, Inc	3.950	04/13/24	4,136,370
4,000,000		Goldman Sachs Group, Inc	2.875	02/25/21	4,032,895
5,000,000		Goldman Sachs Group, Inc	2.876	10/31/22	5,119,501
6,105,000		Morgan Stanley	3.125	01/23/23	6,455,750
7,000,000	g	Nationwide Building Society	1.700	02/13/23	7,204,362
1,125,000	g	REC Ltd	4.750	05/19/23	1,183,738
818,000		Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	832,766
300,000	g	State Street Corp	2.825	03/30/23	310,398
2,000,000		Toyota Motor Credit Corp	0.500	08/14/23	2,000,483
5,000,000		Toyota Motor Credit Corp	1.350	08/25/23	5,130,400
4,725,000	g	UBS Group AG.	1.008	07/30/24	4,735,331
5,000,000		Unilever Capital Corp	3.000	03/07/22	5,190,816
2,425,000		Wells Fargo & Co	1.654	06/02/24	2,469,574
		TOTAL DIVERSIFIED FINANCIALS			131,304,755

ENERGY - 2.0%
1,700,000		BP Capital Markets America, Inc	2.520	09/19/22	1,758,252
5,000,000		Chevron Corp	1.141	05/11/23	5,096,352
5,000,000		Energy Transfer Operating LP	4.500	04/15/24	5,295,386
319

TIAA-CREF FUNDS – Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,771,000		Enterprise Products Operating LLC	2.800%	02/15/21	$3,804,910
2,000,000	g	GS Caltex Corp	3.000	06/04/24	2,105,380
5,000,000	g	Leviathan Bond Ltd	5.750	06/30/23	5,149,428
1,000,000		Marathon Petroleum Corp	4.700	05/01/25	1,128,744
1,000,000		MPLX LP	3.375	03/15/23	1,053,633
3,336,000		Occidental Petroleum Corp	2.700	08/15/22	3,117,058
662,000		ONEOK, Inc	4.250	02/01/22	685,197
2,200,000	g	Pertamina Persero PT	4.875	05/03/22	2,322,796
1,500,000		Petroleos Mexicanos	5.375	03/13/22	1,520,625
662,500		Petroleos Mexicanos	2.000	12/20/22	674,528
2,000,000		Petroleos Mexicanos	3.500	01/30/23	1,969,060
695,000		Petroleos Mexicanos	2.378	04/15/25	724,000
1,000,000		Sabine Pass Liquefaction LLC	6.250	03/15/22	1,061,157
5,000,000	g	Saudi Arabian Oil Co	2.875	04/16/24	5,245,408
		TOTAL ENERGY			42,711,914

FOOD & STAPLES RETAILING - 0.3%
2,000,000		Kroger Co	2.600	02/01/21	2,011,044
5,000,000		Walmart, Inc	2.350	12/15/22	5,215,537
		TOTAL FOOD & STAPLES RETAILING			7,226,581

FOOD, BEVERAGE & TOBACCO - 1.0%
2,150,000		Altria Group, Inc	3.490	02/14/22	2,234,199
3,570,000		Altria Group, Inc	2.850	08/09/22	3,714,596
2,000,000		Constellation Brands, Inc	3.750	05/01/21	2,035,660
2,000,000		Constellation Brands, Inc	2.650	11/07/22	2,071,325
2,000,000		Constellation Brands, Inc	3.200	02/15/23	2,114,524
2,940,000		General Mills, Inc	3.150	12/15/21	3,017,631
1,000,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	1,042,500
3,000,000		Philip Morris International, Inc	1.125	05/01/23	3,045,844
1,300,000		Tyson Foods, Inc	2.250	08/23/21	1,321,529
		TOTAL FOOD, BEVERAGE & TOBACCO			20,597,808

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
1,941,000		CVS Health Corp	3.700	03/09/23	2,079,113
4,925,000		CVS Health Corp	2.625	08/15/24	5,248,662
4,540,000	g	SBA Tower Trust	1.884	01/15/26	4,640,041
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			11,967,816

INSURANCE - 0.3%
2,500,000		Aon plc	2.800	03/15/21	2,521,608
3,000,000	g	MassMutual Global Funding II	0.850	06/09/23	3,027,777
1,570,000		Prudential Financial, Inc	4.500	11/15/20	1,577,909
		TOTAL INSURANCE			7,127,294

MATERIALS - 1.2%
5,000,000	g	Air Liquide Finance S.A.	1.750	09/27/21	5,066,517
1,000,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	1,090,210
3,000,000	g	Fresnillo plc	5.500	11/13/23	3,351,510
3,000,000	g	Indonesia Asahan Aluminiu	5.230	11/15/21	3,127,433
1,350,000	g	Midwest Connector Capital Co LLC	3.625	04/01/22	1,359,991
2,200,000		Newmont Goldcorp Corp	3.625	06/09/21	2,235,076
2,000,000	g	NV Chemicals Corp	5.250	08/01/23	1,970,000
320

TIAA-CREF FUNDS – Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000	g	OCP S.A.	5.625%	04/25/24	$2,168,219
1,550,000	g	SABIC Capital II BV	4.000	10/10/23	1,665,866
3,000,000		Sasol Financing International plc	4.500	11/14/22	2,903,822
		TOTAL MATERIALS			24,938,644

MEDIA & ENTERTAINMENT - 0.8%
5,100,000		Charter Communications Operating LLC	4.464	07/23/22	5,399,222
3,000,000		Comcast Corp	3.000	02/01/24	3,234,243
1,250,000	g	MEGlobal Canada ULC	5.000	05/18/25	1,348,538
2,000,000	g	Tencent Holdings Ltd	3.280	04/11/24	2,130,160
1,100,000	g	Upjohn, Inc	1.125	06/22/22	1,108,382
3,000,000		Walt Disney Co	1.650	09/01/22	3,069,906
		TOTAL MEDIA & ENTERTAINMENT			16,290,451

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
18,000,000	g	AbbVie, Inc	2.300	11/21/22	18,626,220
525,000	g	AbbVie, Inc	3.800	03/15/25	582,559
2,000,000		Bristol-Myers Squibb Co	2.875	02/19/21	2,019,618
3,000,000		Bristol-Myers Squibb Co	2.550	05/14/21	3,045,067
2,500,000		Bristol-Myers Squibb Co	2.600	05/16/22	2,593,467
2,875,000		Gilead Sciences, Inc	0.750	09/29/23	2,880,851
5,000,000	g	Royalty Pharma plc	0.750	09/02/23	4,986,350
2,000,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	1,944,260
4,000,000		Teva Pharmaceutical Financial IV BV	3.650	11/10/21	3,990,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			40,668,392

REAL ESTATE - 0.5%
2,000,000		American Tower Corp	2.250	01/15/22	2,045,787
2,000,000		American Tower Corp	3.375	05/15/24	2,165,144
2,000,000		Crown Castle International Corp	5.250	01/15/23	2,197,529
410,000		Federal Realty Investment Trust	3.950	01/15/24	444,049
850,000		Highwoods Realty LP	3.625	01/15/23	883,707
2,500,000		Kimco Realty Corp	3.400	11/01/22	2,631,403
		TOTAL REAL ESTATE			10,367,619

RETAILING - 0.1%
1,600,000	g	Volkswagen Group of America Finance LLC	3.125	05/12/23	1,688,874
		TOTAL RETAILING			1,688,874

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
3,000,000		Broadcom, Inc	2.250	11/15/23	3,118,691
2,500,000		Texas Instruments, Inc	2.250	09/04/29	2,679,980
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,798,671

SOFTWARE & SERVICES - 0.6%
5,000,000		Adobe, Inc	1.900	02/01/25	5,285,396
5,146,000		Fiserv, Inc	3.500	10/01/22	5,426,116
		TOTAL SOFTWARE & SERVICES			10,711,512

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
1,420,000		Apple, Inc	2.250	02/23/21	1,429,980
321

TIAA-CREF FUNDS – Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,850,000		Apple, Inc	1.700%	09/11/22	$1,899,963
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			3,329,943

TELECOMMUNICATION SERVICES - 1.2%
7,000,000		AT&T, Inc	2.625	12/01/22	7,291,083
4,440,000		AT&T, Inc	4.450	04/01/24	4,964,551
5,000,000	g	T-Mobile USA, Inc	3.500	04/15/25	5,486,100
1,815,000		Verizon Communications, Inc	3.450	03/15/21	1,841,237
5,000,000		Verizon Communications, Inc	2.946	03/15/22	5,183,448
		TOTAL TELECOMMUNICATION SERVICES			24,766,419

TRANSPORTATION - 0.4%
3,000,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	3,060,139
1,100,000		Delta Air Lines, Inc	3.400	04/19/21	1,095,769
2,200,000	g	Transnet SOC Ltd	4.000	07/26/22	2,176,580
		TOTAL TRANSPORTATION			6,332,488

UTILITIES - 2.2%
2,000,000	g	AIG Global Funding	0.800	07/07/23	2,010,341
1,825,000		Berkshire Hathaway Energy Co	2.375	01/15/21	1,835,802
3,000,000		DTE Energy Co	2.250	11/01/22	3,101,434
2,000,000	g	Hanwha Energy USA Holdings Corp	2.375	07/30/22	2,055,565
2,000,000	g	KSA Sukuk Ltd	2.894	04/20/22	2,061,237
3,050,000		NextEra Energy Capital Holdings, Inc	2.900	04/01/22	3,157,940
3,000,000	g	State Grid Overseas Investment Ltd	2.750	05/04/22	3,081,060
3,000,000	g	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	3,012,464
12,020,000		WEC Energy Group, Inc	0.550	09/15/23	12,050,662
13,950,000		Xcel Energy, Inc	0.500	10/15/23	13,934,871
		TOTAL UTILITIES			46,301,376

		TOTAL CORPORATE BONDS			704,797,367
		(Cost $690,357,985)

GOVERNMENT BONDS - 41.2%

AGENCY SECURITIES - 3.4%
2,875,000	g	Hospital for Special Surgery	3.500	01/01/23	2,957,377
24,000,000		Iraq Government AID International Bond	2.149	01/18/22	24,609,747
830,000	g	Montefiore Medical Center	3.896	05/20/27	839,351
5,900,000		Private Export Funding Corp (PEFCO)	1.750	11/15/24	6,219,133
5,789,474		Reliance Industries Ltd	1.870	01/15/26	5,986,452
5,500,000		Reliance Industries Ltd	2.060	01/15/26	5,721,104
7,236,842		Reliance Industries Ltd	2.444	01/15/26	7,601,928
1,519,945		San Clemente Leasing LLC	3.030	11/22/22	1,559,939
15,000,000		Ukraine Government AID International Bonds	1.471	09/29/21	15,186,680
		TOTAL AGENCY SECURITIES			70,681,711

FOREIGN GOVERNMENT BONDS - 11.4%
3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,576,038
48,047		Argentine Republic Government International Bond	1.000	07/09/29	21,886
790,550		Argentine Republic Government International Bond (Step Bond)	0.125	07/09/30	329,659
7,000,000	g	Bermuda Government International Bond	4.138	01/03/23	7,393,750
322

TIAA-CREF FUNDS – Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$4,000,000	g	BNG Bank NV		3.125%	11/08/21	$4,125,296
3,250,000		Brazilian Government International Bond		2.625	01/05/23	3,347,500
2,500,000		Brazilian Government International Bond		2.875	06/06/25	2,518,750
5,000,000	g	Caisse d’Amortissement de la Dette Sociale		0.375	09/23/25	4,965,400
10,000,000	g	CDP Financial, Inc		0.875	06/10/25	10,116,736
9,000,000	g	CPPIB Capital, Inc		2.750	07/22/21	9,180,754
166,667	g	Dominican Republic Government International Bond		7.500	05/06/21	171,875
1,725,000	g	Egypt Government International Bond		5.577	02/21/23	1,770,187
1,500,000	g	Egypt Government International Bond		4.550	11/20/23	1,497,510
3,200,000		Export-Import Bank of India		4.000	01/14/23	3,359,610
4,000,000		Export-Import Bank of Korea		0.750	09/21/25	3,987,897
1,700,000	g	Fondo MIVIVIENDA S.A.		3.500	01/31/23	1,770,142
500,000	g	Honduras Government International Bond		8.750	12/16/20	504,950
1,500,000	g	Honduras Government International Bond		7.500	03/15/24	1,631,250
8,900,000	g	International Development Association		2.750	04/24/23	9,452,269
1,500,000		Japan Bank for International Cooperation		1.875	04/20/21	1,512,767
6,100,000		Japan Bank for International Cooperation		1.750	01/23/23	6,288,380
3,200,000	g	Japan Finance Organization for Municipalities		2.125	02/12/21	3,219,457
6,650,000	g	Japan Finance Organization for Municipalities		3.375	09/27/23	7,199,889
4,500,000	g	Japan Finance Organization for Municipalities		3.000	03/12/24	4,860,474
1,150,000	g	Kommunalbanken AS.		1.375	10/26/20	1,150,862
3,750,000	g	Kommunalbanken AS.		1.625	02/10/21	3,767,731
1,560,000	g	Kommunalbanken AS.		2.750	02/05/24	1,682,864
10,000,000	g	Kommunalbanken AS.		0.375	09/11/25	9,950,100
5,667,000	g	Kommuninvest I Sverige AB		2.625	09/15/22	5,922,317
5,400,000	g	Kommuninvest I Sverige AB		0.250	12/01/22	5,396,272
2,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	0.799	03/12/21	2,001,439
1,400,000	g	Korea Electric Power Corp		1.125	06/15/25	1,406,790
6,700,000	g	Korea Housing Finance Corp		2.000	10/11/21	6,790,120
1,875,000	g	Korea Housing Finance Corp		3.000	10/31/22	1,963,087
500,000	g	Kuwait Government International Bond		2.750	03/20/22	513,271
16,000,000		Landwirtschaftliche Rentenbank		0.875	09/03/30	15,992,160
2,025,000	g	Morocco Government International Bond		4.250	12/11/22	2,126,250
1,500,000	g	Namibia International Bonds		5.500	11/03/21	1,514,409
400,000	g	Nederlandse Waterschapsbank NV		2.125	11/15/21	408,222
5,950,000	g	OMERS Finance Trust		2.500	05/02/24	6,364,360
15,000,000	g	Ontario Teachers’ Finance Trust		1.625	09/12/24	15,605,991
2,000,000	g	Perusahaan Penerbit SBSN Indonesia III		3.400	03/29/22	2,071,140
5,000,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	5,306,500
3,400,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	3,734,220
1,300,000		Province of New Brunswick Canada		8.750	05/01/22	1,461,332
5,000,000	h	Province of Ontario Canada		1.125	10/07/30	4,971,049
3,000,000	g	Qatar Government International Bond		3.375	03/14/24	3,229,202
4,000,000	g	Qatar Government International Bond		4.000	03/14/29	4,675,394
6,800,000		Republic of Italy Government International Bond		2.375	10/17/24	7,071,626
1,500,000	g	Republic of Paraguay Government International Bond		4.625	01/25/23	1,586,250
2,000,000	g	Republic of Uzbekistan Government International Bond		4.750	02/20/24	2,099,674
5,625,000	g	Saudi Government International Bond		2.375	10/26/21	5,716,372
500,000	g	Senegal Goverment International Bond		8.750	05/13/21	512,975
6,500,000		Svensk Exportkredit AB		1.750	03/10/21	6,542,046
6,540,000		Svensk Exportkredit AB		1.750	12/12/23	6,824,154
5,000,000		Svensk Exportkredit AB		0.500	08/26/25	4,990,100
		TOTAL FOREIGN GOVERNMENT BONDS				236,150,705
323

TIAA-CREF FUNDS – Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MORTGAGE BACKED - 6.2%
$9,000,000		Federal Home Loan Bank (FHLB)	0.375%	09/04/25	$8,996,784
3,987	i	Federal Home Loan Mortgage Corp (FHLMC)	0.552	12/15/20	3,987
8,500,000		FHLMC	0.250	08/24/23	8,500,737
16,250,000		FHLMC	0.250	09/08/23	16,260,187
2,690		Federal National Mortgage Association (FNMA)	5.500	09/25/22	2,764
15,000,000		FNMA	0.250	07/10/23	14,995,231
1,843		FNMA	5.000	09/25/24	26
20,000,000		FNMA	0.500	06/17/25	20,058,311
13,000,000	h	FNMA	2.000	10/25/35	13,507,813
20,295,401		Government National Mortgage Association (GNMA)	1.730	07/15/37	20,878,846
22,765,044		GNMA	4.250	09/15/38	24,717,299
		TOTAL MORTGAGE BACKED			127,921,985

MUNICIPAL BONDS - 2.1%
5,000,000		Bay Area Toll Authority	2.254	04/01/24	5,271,600
19,755,000		City of New York NY	2.280	08/01/25	20,797,669
10,000,000		Massachusetts Water Resources Authority	2.083	08/01/25	10,639,400
6,000,000		Massachusetts Water Resources Authority	3.104	08/01/39	6,349,260
		TOTAL MUNICIPAL BONDS			43,057,929

U.S. TREASURY SECURITIES - 18.1%
48,010,000		United States Treasury Note	1.750	07/31/21	48,647,633
59,505,000		United States Treasury Note	1.500	09/30/21	60,299,950
27,750,000		United States Treasury Note	1.625	12/31/21	28,257,305
21,290,000		United States Treasury Note	0.125	06/30/22	21,285,010
5,000,000		United States Treasury Note	0.125	08/31/22	4,998,633
100,564,000		United States Treasury Note	0.125	09/15/23	100,469,721
57,615,000		United States Treasury Note	0.250	09/30/25	57,538,480
31,000,000		United States Treasury Note	1.875	07/31/26	33,704,023
20,000,000		United States Treasury Note	0.500	05/31/27	20,080,469
		TOTAL U.S. TREASURY SECURITIES			375,281,224

		TOTAL GOVERNMENT BONDS			853,093,554
		(Cost $835,868,483)

STRUCTURED ASSETS - 20.7%

ASSET BACKED - 8.8%
120,809		Aames Mortgage Trust (Step Bond)	7.396	06/25/32	122,477
		Series - 2002 1 (Class A3)
923,077	†,i	ARTS Ltd	2.030	09/15/21	906,923
		Series - 2016 53 (Class NOTE)
55,677	†,g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2005 WMC1 (Class N1)
1,771,496	i	Asset Backed Securities Corp Home Equity Loan Trust	1.802	03/15/32	1,769,043
		Series - 2002 HE1 (Class M1)
177,113	g	Avid Automobile Receivables Trust	2.840	08/15/23	177,382
		Series - 2018 1 (Class A)
997,227	g	Bank of The West Auto Trust	2.110	01/15/23	1,003,111
		Series - 2017 1 (Class A3)
324

TIAA-CREF FUNDS – Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$930,570	i	Bear Stearns Asset Backed Securities Trust	1.378%	08/25/43	$921,922
		Series - 2005 SD1 (Class 1M3)
1,877,216	g	Capital Automotive REIT	3.870	04/15/47	1,880,543
		Series - 2017 1A (Class A1)
2,500,000	i	Capital One Multi-Asset Execution Trust	0.782	02/15/24	2,507,689
		Series - 2016 A2 (Class A2)
3,140,000		Carmax Auto Owner Trust	3.360	09/15/23	3,219,438
		Series - 2018 4 (Class A3)
1,615,000		Carmax Auto Owner Trust	3.050	03/15/24	1,657,478
		Series - 2019 1 (Class A3)
3,218,689	†,g	CDO Repack SPC Ltd	0.000	05/20/30	3,367,287
		Series - 2006 CLF1 (Class D1)
2,809		Centex Home Equity	5.540	01/25/32	2,896
		Series - 2002 A (Class AF6)
66,491	i	Centex Home Equity	0.793	03/25/34	65,104
		Series - 2004 B (Class M1)
10,650,000	g	CF Hippolyta LLC	1.690	07/15/60	10,768,422
		Series - 2020 1 (Class A1)
122,341	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	130,245
		Series - 2004 2 (Class 1M2)
4,000,000	i	Chase Issuance Trust	0.702	06/15/23	4,015,252
		Series - 2016 A3 (Class A3)
2,000,000	i	Citibank Credit Card Issuance Trust	0.524	08/08/24	2,007,521
		Series - 2017 A7 (Class A7)
2,000,000	i	Citibank Credit Card Issuance Trust	0.486	01/20/25	2,004,386
		Series - 2018 A2 (Class A2)
44,518	g	Conn’s Receivables Funding	3.250	01/15/23	44,529
		Series - 2018 A (Class A)
772,234	g	Credit-Based Asset Servicing & Securitization LLC (Step Bond)	5.050	12/25/37	790,991
		Series - 2007 SP1 (Class A4)
3,500,000	i	Discover Card Execution Note Trust	0.382	12/15/23	3,505,452
		Series - 2018 A3 (Class A3)
2,000,000	i	Discover Card Execution Note Trust	0.482	08/15/25	2,003,795
		Series - 2018 A2 (Class A2)
2,431,250	g,i	Domino’s Pizza Master Issuer LLC	0.000	07/25/47	2,432,077
		Series - 2017 1A (Class A2I)
14,587,500	g	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	14,617,259
		Series - 2017 1A (Class A2II)
3,500,000		Drive Auto Receivables Trust	0.830	05/15/24	3,515,597
		Series - 2020 2 (Class A3)
716,936		Entergy Louisiana Investment Recovery Funding I LLC	2.040	09/01/23	718,492
		Series - 2011 A (Class A1)
71,022		Fifth Third Auto Trust	1.800	02/15/22	71,106
		Series - 2017 1 (Class A3)
3,000,000		Ford Credit Auto Owner Trust	1.040	08/15/24	3,036,999
		Series - 2020 A (Class A3)
2,000,000		Ford Credit Auto Owner Trust	1.350	07/15/25	2,054,907
		Series - 2020 A (Class A4)
2,300,000	g	Ford Credit Auto Owner Trust	2.310	08/15/27	2,316,327
		Series - 2016 1 (Class A)
325

TIAA-CREF FUNDS – Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,250,000	†,i	Garanti Diversified Payment Rights Finance Co	3.440%	10/09/21	$1,232,812
		Series - 2016 A (Class A)
172,366	g	GLS Auto Receivables Trust	2.820	07/15/22	172,761
		Series - 2018 1A (Class A)
2,033,138		GM Financial Consumer Automobile Receivables Trust	3.210	10/16/23	2,079,199
		Series - 2018 4 (Class A3)
2,160,000		Honda Auto Receivables Owner Trust	2.830	03/20/23	2,207,450
		Series - 2019 1 (Class A3)
1,890,200	g,i	Invitation Homes Trust	1.052	06/17/37	1,886,648
		Series - 2018 SFR2 (Class A)
9,188,090	g,i	Invitation Homes Trust	1.151	07/17/37	9,189,544
		Series - 2018 SFR3 (Class A)
1,563,000	g,i	Invitation Homes Trust	1.801	01/17/38	1,562,999
		Series - 2018 SFR4 (Class D)
1,000,000	g,i	Irvine Core Office Trust	3.279	05/15/48	1,044,023
		Series - 2013 IRV (Class A2)
993,677	g	Mid-State Capital Trust	7.000	12/15/45	1,041,646
		Series - 2010 1 (Class B)
8,000,000	g	MMAF Equipment Finance LLC	2.010	12/12/24	8,248,794
		Series - 2019 B (Class A3)
1,250,431	g	New Residential Mortgage LLC	4.690	05/25/23	1,216,359
		Series - 2018 FNT1 (Class D)
1,153,505	g	New Residential Mortgage LLC	4.920	07/25/54	1,112,092
		Series - 2018 FNT2 (Class D)
2,822,802	i	Park Place Securities, Inc	1.393	01/25/36	2,820,510
		Series - 2005 WCH1 (Class M4)
2,206,878	g	Progress Residential Trust	2.768	08/17/34	2,247,423
		Series - 2017 SFR1 (Class A)
753,829	g	SoFi Professional Loan Program LLC	2.360	12/27/32	763,587
		Series - 2016 C (Class A2B)
1,166,168	g	SoFi Professional Loan Program LLC	2.340	04/25/33	1,186,835
		Series - 2016 D (Class A2B)
904,243	g	SoFi Professional Loan Program LLC	2.510	08/25/33	910,996
		Series - 2015 C (Class A2)
492,951	g	SoFi Professional Loan Program LLC	2.630	07/25/40	502,781
		Series - 2017 C (Class A2B)
3,750,000	g	Stack Infrastructure Issuer LLC	1.893	08/25/45	3,774,390
		Series - 2020 1A (Class A2)
1,100,000		Synchrony Card Issuance Trust	3.380	09/15/24	1,131,471
		Series - 2018 A1 (Class A)
870,042	g	Tax Ease Funding LLC	3.131	06/15/28	871,888
		Series - 2016 1A (Class A)
77,661	g	TCF Auto Receivables Owner Trust	1.930	06/15/22	77,744
		Series - 2016 PT1A (Class A)
2,528,000	g	TCF Auto Receivables Owner Trust	2.920	10/17/22	2,540,193
		Series - 2016 PT1A (Class B)
9,019,111	g	TES LLC	4.330	10/20/47	9,199,166
		Series - 2017 1A (Class A)
3,000,000		Toyota Auto Receivables Owner	2.050	09/15/22	3,015,933
		Series - 2017 B (Class A4)
1,990,000		Toyota Auto Receivables Owner	3.180	03/15/23	2,025,908
		Series - 2018 D (Class A3)
326

TIAA-CREF FUNDS – Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,900,000	g	Tricon American Homes Trust	4.878%	11/17/33	$2,897,132
		Series - 2016 SFR1 (Class E)
2,139,878	g	Tricon American Homes Trust	2.716	09/17/34	2,177,622
		Series - 2017 SFR1 (Class A)
114,904		US Airways Pass Through Trust	7.076	03/20/21	106,065
		Series - 2001 1G (Class )
10,905,000		Verizon Owner Trust	3.380	04/20/23	11,309,404
		Series - 2018 A (Class B)
9,000,000		Verizon Owner Trust	3.020	09/20/23	9,326,733
		Series - 2019 A (Class B)
17,500,000		Verizon Owner Trust	0.680	02/20/25	17,491,469
		Series - 2020 B (Class B)
3,500,000		Volkswagen Auto Loan Enhanced Trust	0.980	11/20/24	3,543,748
		Series - 2020 1 (Class A3)
1,500,000		Volkswagen Auto Loan Enhanced Trust	1.260	08/20/26	1,538,090
		Series - 2020 1 (Class A4)
		TOTAL ASSET BACKED			182,088,066

OTHER MORTGAGE BACKED - 11.9%
374,732	g,i	ACE Securities Corp Manufactured Housing Trust	6.500	08/15/30	404,865
		Series - 2003 MH1 (Class M1)
3,145,000	g,i	Angel Oak Mortgage Trust	3.161	12/25/59	3,071,115
		Series - 2020 1 (Class M1)
3,000,000	g,i	Atrium Hotel Portfolio Trust	1.102	06/15/35	2,849,541
		Series - 2018 ATRM (Class A)
120,099	i	Banc of America Funding	0.956	02/20/35	120,245
		Series - 2005 A (Class 5A3)
4,000,000	g,i	BBCMS Trust	1.152	07/15/37	3,820,916
		Series - 2018 CBM (Class A)
1,465,076	i	Bear Stearns ALT-A Trust	0.748	06/25/34	1,468,128
		Series - 2004 4 (Class A1)
2,000,000	g,i	BHP Trust	1.127	08/15/36	1,920,411
		Series - 2019 BXHP (Class A)
2,100,000	g,i	BX Commercial Mortgage Trust	1.452	11/15/35	2,084,179
		Series - 2018 IND (Class D)
3,417,472	g,i	BX Commercial Mortgage Trust	1.402	10/15/36	3,407,867
		Series - 2019 XL (Class C)
5,288,031	g,i	Chase Mortgage Trust	3.750	12/25/45	5,452,871
		Series - 2016 SH2 (Class M2)
27,098		Citicorp Mortgage Securities Trust	5.500	02/25/26	27,532
		Series - 2006 1 (Class 5A1)
1,594,974	g,i	Citigroup Mortgage Loan Trust	2.631	09/25/36	1,517,912
		Series - 2006 AMC1 (Class A1)
1,124,631	g,i	COMM Mortgage Trust	3.577	08/10/29	1,126,570
		Series - 2016 GCT (Class D)
3,623,360	g	COMM Mortgage Trust	3.397	03/10/46	3,681,385
		Series - 2013 CR6 (Class B)
2,014,904		COMM Mortgage Trust	4.701	03/10/47	2,138,827
		Series - 2014 UBS2 (Class B)
3,300,000	i	COMM Mortgage Trust	4.703	08/10/47	3,573,489
		Series - 2014 CR19 (Class B)
1,000,000	g,i	COMM Mortgage Trust	4.868	08/10/47	882,882
		Series - 2014 CR19 (Class D)
3,000,000	i	COMM Mortgage Trust	3.463	08/10/48	2,508,352
		Series - 2015 CR24 (Class D)
327

TIAA-CREF FUNDS – Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,970,000	i	COMM Mortgage Trust	4.689%	08/10/48	$4,201,983
		Series - 2015 CR25 (Class B)
965,166	g,i	Commercial Mortgage Lease-Backed Certificates	8.199	06/20/31	971,633
		Series - 2001 CMLB (Class C)
1,524,091	i	Connecticut Avenue Securities	2.748	05/25/24	1,334,015
		Series - 2014 C02 (Class 1M2)
6,137,409	i	Connecticut Avenue Securities	3.148	07/25/24	5,362,919
		Series - 2014 C03 (Class 1M2)
3,364,927	i	Connecticut Avenue Securities	0.998	09/25/29	3,094,771
		Series - 2017 C02 (Class 2ED4)
2,254,138	i	Connecticut Avenue Securities	2.798	02/25/30	2,225,833
		Series - 2017 C06 (Class 1M2)
1,902,475	i	Connecticut Avenue Securities	0.998	10/25/30	1,891,455
		Series - 2018 C03 (Class 1EA2)
3,059,162	g,i	Connecticut Avenue Securities	2.148	07/25/39	3,032,273
		Series - 2019 R05 (Class 1M2)
970,946	g,i	Connecticut Avenue Securities	0.898	01/25/40	968,480
		Series - 2020 R02 (Class 2M1)
5,950,921	g,i	Connecticut Avenue Securities	0.948	01/25/40	5,926,226
		Series - 2020 R01 (Class 1M1)
2,600,260	g	Credit Suisse Commercial Mortgage Trust	3.304	09/15/37	2,611,889
		Series - 2014 USA (Class A1)
12,000,000	g,i	Credit Suisse Commercial Mortgage Trust	5.896	01/15/49	14,251,440
		Series - 2007 C2 (Class C)
207,649		Credit Suisse First Boston Mortgage Securities Corp	5.750	09/25/33	215,771
		Series - 2003 23 (Class 3A4)
3,800,000	g,i	DBUBS Mortgage Trust	5.670	07/10/44	3,819,509
		Series - 2011 LC2A (Class C)
2,775,000	g,i	DBUBS Mortgage Trust	5.670	07/10/44	2,554,482
		Series - 2011 LC2A (Class D)
1,120,000	g,i	DBUBS Mortgage Trust	5.790	11/10/46	1,120,018
		Series - 2011 LC1A (Class D)
3,000,000	g,i	DBUBS Mortgage Trust	5.790	11/10/46	2,998,346
		Series - 2011 LC1A (Class E)
162,464		Deutsche Mortgage Securities, Inc Mortgage Loan Trust (Step Bond)	5.440	07/25/34	163,856
		Series - 2004 5 (Class A5B)
651,794	g,i	Flagstar Mortgage Trust	3.500	10/25/47	653,965
		Series - 2017 2 (Class A5)
647,081	g,i	Galton Funding Mortgage Trust	4.500	10/25/58	661,305
		Series - 2018 2 (Class A41)
1,050,000	g	GS Mortgage Securities Corp II	3.419	10/10/32	1,070,992
		Series - 2017 SLP (Class A)
3,000,000	g	GS Mortgage Securities Corp II	2.954	11/05/34	2,989,642
		Series - 2012 BWTR (Class A)
2,598,000	g,i	GS Mortgage Securities Corp II	4.549	02/10/46	2,216,777
		Series - 2013 GC10 (Class D)
2,000,000	g,i	GS Mortgage Securities Trust	1.242	10/15/31	1,965,234
		Series - 2018 HART (Class A)
1,000,000	g,i	GS Mortgage Securities Trust	3.668	07/10/52	1,020,510
		Series - 2019 GC40 (Class DBC)
412,388		IMC Home Equity Loan Trust (Step Bond)	5.432	08/20/29	429,625
		Series - 1998 3 (Class A7)
328

TIAA-CREF FUNDS – Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$108,381	i	Impac CMB Trust	0.808%	03/25/35	$105,796
		Series - 2004 11 (Class 2A1)
1,019,690	g	JP Morgan Chase Commercial Mortgage Securities Corp	4.717	02/15/46	1,022,873
		Series - 2011 C3 (Class A4)
6,170,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.360	02/15/46	5,252,702
		Series - 2011 C3 (Class C)
600,000	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.021	07/05/32	617,966
		Series - 2012 HSBC (Class C)
1,666,065	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.070	11/15/43	1,664,621
		Series - 2010 C2 (Class A3)
3,843,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.214	01/15/46	3,880,080
		Series - 2013 C13 (Class C)
2,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.013	02/15/46	1,887,977
		Series - 2011 C3 (Class B)
4,846,241	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	4,976,573
		Series - 2017 1 (Class A3)
2,343,000	g,i	JP Morgan Mortgage Trust	3.500	08/25/47	2,352,068
		Series - 2017 3 (Class 1A5)
132,754	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	132,825
		Series - 2018 9 (Class A5)
368,238	g,i	JP Morgan Mortgage Trust	1.098	10/25/49	367,796
		Series - 2019 INV1 (Class A11)
398,878		JPMBB Commercial Mortgage Securities Trust	3.657	09/15/47	420,068
		Series - 2014 C23 (Class ASB)
2,695,828	g,i	KKR Industrial Portfolio Trust	2.182	03/15/37	2,682,305
		Series - 2020 AIP (Class D)
5,000,000	g,i	Merit	1.302	08/15/37	5,003,126
		Series - 2020 HILL (Class A)
2,200,000	g,i	Merit	1.852	08/15/37	2,202,756
		Series - 2020 HILL (Class C)
1,893,702	g	Morgan Stanley Bank of America Merrill Lynch Trust	3.989	12/15/46	1,966,074
		Series - 2014 C19 (Class LNC1)
257,260	i	Morgan Stanley Capital I Trust	0.973	08/25/34	255,526
		Series - 2004 HE6 (Class M1)
371,168	g,i	Morgan Stanley Dean Witter Capital I Trust	7.587	07/15/33	375,535
		Series - 2001 TOP3 (Class E)
2,500,000	g,i	Natixis Commercial Mortgage Securities Trust	1.652	07/15/36	2,475,042
		Series - 2019 MILE (Class A)
7,500,000	g,i	Natixis Commercial Mortgage Securities Trust	2.352	07/15/36	7,197,283
		Series - 2019 MILE (Class C)
1,000,000	g	Natixis Commercial Mortgage Securities Trust	2.966	12/15/38	1,042,841
		Series - 2020 2PAC (Class A)
923,718	g,i	New Residential Mortgage Loan Trust	3.750	05/28/52	987,887
		Series - 2015 1A (Class A3)
958,012	g,i	New Residential Mortgage Loan Trust	3.750	05/25/54	1,034,972
		Series - 2014 2A (Class A3)
557,907	g,i	New Residential Mortgage Loan Trust	3.750	11/25/54	596,997
		Series - 2014 3A (Class AFX3)
329

TIAA-CREF FUNDS – Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,044,682	g,i	New Residential Mortgage Loan Trust	3.750%	03/25/56	$1,120,164
		Series - 2016 1A (Class A1)
1,221,721	g,i	New Residential Mortgage Loan Trust	4.000	02/25/57	1,323,560
		Series - 2017 1A (Class A1)
1,643,349	g,i	New Residential Mortgage Loan Trust	4.000	12/25/57	1,773,838
		Series - 2018 1A (Class A1A)
1,266,362	g,i	New Residential Mortgage Loan Trust	4.750	12/25/57	1,362,694
		Series - 2018 5A (Class A1)
1,699,356	g,i	OBX Trust	0.798	06/25/57	1,696,807
		Series - 2018 1 (Class A2)
7,865,959	g,i	OBX Trust	0.898	07/25/58	7,830,723
		Series - 2018 EXP2 (Class 2A1A)
2,000,000	g	RBS Commercial Funding, Inc Trust	3.511	03/11/31	1,808,030
		Series - 2013 SMV (Class B)
1,211,283	g	Sequoia Mortgage Trust	4.000	12/25/43	1,223,340
		Series - 2013 12 (Class A1)
388,645	g,i	Sequoia Mortgage Trust	3.500	02/25/47	393,645
		Series - 2017 2 (Class A4)
165,618	g,i	Sequoia Mortgage Trust	3.500	02/25/47	166,995
		Series - 2017 1 (Class A4)
3,303,770	g,i	Sequoia Mortgage Trust	3.500	02/25/47	3,382,832
		Series - 2017 2 (Class A10)
5,286,307	g,i	Sequoia Mortgage Trust	3.500	04/25/47	5,356,047
		Series - 2017 3 (Class A4)
4,601,575	g,i	Sequoia Mortgage Trust	3.500	09/25/47	4,626,873
		Series - 2017 6 (Class A4)
16,111,278	g,i	Sequoia Mortgage Trust	3.500	03/25/48	16,149,760
		Series - 2018 3 (Class A4)
430,774	g,i	Sequoia Mortgage Trust	4.000	02/25/49	430,315
		Series - 2019 1 (Class A4)
10,171,816	g,i	Sequoia Mortgage Trust	3.500	02/25/50	10,308,388
		Series - 2020 1 (Class A4)
1,639,264	g,i	Sequoia Mortgage Trust	3.500	03/25/50	1,689,010
		Series - 2020 2 (Class A4)
2,943,191	g,i	Shellpoint Co-Originator Trust	3.500	04/25/47	2,983,717
		Series - 2017 1 (Class A4)
316,486	g,i	Shellpoint Co-Originator Trust	3.500	10/25/47	317,165
		Series - 2017 2 (Class A4)
1,259,327	i	Structured Adjustable Rate Mortgage Loan Trust	0.518	07/25/34	1,264,764
		Series - 2004 9XS (Class A)
4,853,815	i	Structured Agency Credit Risk Debt Note (STACR)	3.398	07/25/29	4,970,700
		Series - 2017 DNA1 (Class M2)
3,663,526	i	STACR	1.348	10/25/29	3,663,525
		Series - 2017 DNA2 (Class M1)
345,370	g,i	STACR	3.721	02/25/48	347,195
		Series - 2018 SPI1 (Class M1)
1,352,687	g,i	STACR	1.248	07/27/50	1,351,335
		Series - 2020 HQA2 (Class M1)
3,723,000	g,i	UBS-Citigroup Commercial Mortgage Trust	6.252	01/10/45	3,827,984
		Series - 2011 C1 (Class B)
1,240,409	g,i	Verus Securitization Trust	4.108	10/25/58	1,270,788
		Series - 2018 3 (Class A1)
330

TIAA-CREF FUNDS – Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,460,000	g,i	VNDO Mortgage Trust	4.079%	12/13/29	$2,456,902
		Series - 2013 PENN (Class B)
281,357	i	Wachovia Bank Commercial Mortgage Trust	5.748	04/15/47	273,822
		Series - 2007 C31 (Class F)
1,274,000		Wells Fargo Commercial Mortgage Trust	3.539	10/15/45	1,323,825
		Series - 2012 LC5 (Class AS)
896,000	g,i	Wells Fargo Commercial Mortgage Trust	4.917	10/15/45	886,315
		Series - 2012 LC5 (Class D)
1,843,500	g	WFRBS Commercial Mortgage Trust	4.375	03/15/44	1,856,103
		Series - 2011 C3 (Class A4)
2,500,000	i	WFRBS Commercial Mortgage Trust	4.204	11/15/47	2,392,908
		Series - 2014 C24 (Class B)
		TOTAL OTHER MORTGAGE BACKED			246,141,794

		TOTAL STRUCTURED ASSETS			428,229,860
		(Cost $431,768,841)

		TOTAL BONDS			1,986,120,781
		(Cost $1,957,995,309)

SHORT-TERM INVESTMENTS - 3.0%

GOVERNMENT AGENCY DEBT - 2.3%
15,565,000		Federal Home Loan Bank (FHLB)	0.075-0.100	10/14/20	15,564,663
14,480,000		FHLB	0.065-0.090	11/02/20	14,479,099
18,612,000		FHLB	0.105	11/04/20	18,610,769
		TOTAL GOVERNMENT AGENCY DEBT			48,654,531

REPURCHASE AGREEMENT - 0.2%
3,680,000	r	Fixed Income Clearing Corp (FICC)	0.070	10/01/20	3,680,000
		TOTAL REPURCHASE AGREEMENT			3,680,000

TREASURY DEBT - 0.5%
10,000,000		United States Treasury Bill	0.079	11/05/20	9,999,101
		TOTAL TREASURY DEBT			9,999,101

		TOTAL SHORT-TERM INVESTMENTS			62,333,632
		(Cost $62,332,814)
		TOTAL INVESTMENTS - 100.7%			2,083,555,489
		(Cost $2,056,630,946)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(15,357,952)
		NET ASSETS - 100.0%			$2,068,197,537

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2020, the aggregate value of these securities is $686,593,896 or 33.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $3,680,000 on 10/01/20, collateralized by U.S. Treasury Notes valued at $3,753,619.

331

TIAA-CREF FUNDS – Short-Term Bond Fund

Futures contracts outstanding as of September 30, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US Long Bond (CBT)	(40)	12/21/20	$(7,037,490)	$(7,051,250)	$(13,760)
US 10 Year Note (CBT)	(420)	12/21/20	(58,357,848)	(58,603,125)	(245,277)
Total	(460)		$(65,395,338)	$(65,654,375)	$(259,037)

332

TIAA-CREF FUNDS – Short-Term Bond Index Fund

TIAA-CREF FUNDS
SHORT-TERM BOND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.6%

CORPORATE BONDS - 24.5%

AUTOMOBILES & COMPONENTS - 0.1%
$200,000	General Motors Co	5.400%	10/02/23	$220,462
250,000	Toyota Motor Corp	2.157	07/02/22	257,674
	TOTAL AUTOMOBILES & COMPONENTS			478,136

BANKS - 6.4%
200,000	Banco Bilbao Vizcaya Argentaria S.A.	0.875	09/18/23	199,763
400,000	Banco Santander S.A.	3.125	02/23/23	418,976
200,000	Banco Santander S.A.	3.848	04/12/23	213,558
300,000	Bank of America Corp	2.738	01/23/22	302,116
300,000	Bank of America Corp	3.499	05/17/22	305,590
200,000	Bank of America Corp	2.503	10/21/22	204,214
500,000	Bank of America Corp	3.300	01/11/23	530,845
1,950,000	Bank of America Corp	2.881	04/24/23	2,016,450
500,000	Bank of America Corp	3.550	03/05/24	532,573
500,000	Bank of America Corp	1.486	05/19/24	508,559
1,200,000	Bank of America Corp	3.864	07/23/24	1,299,487
250,000	Bank of America NA	3.335	01/25/23	259,411
200,000	Bank of Nova Scotia	3.125	04/20/21	203,088
150,000	Bank of Nova Scotia	2.375	01/18/23	156,227
500,000	Bank of Nova Scotia	1.950	02/01/23	516,739
250,000	Bank of Nova Scotia	1.625	05/01/23	256,411
500,000	Bank of Nova Scotia	0.550	09/15/23	499,151
200,000	Bank of Nova Scotia	4.650	N/A‡	193,876
200,000	Barclays Bank plc	2.650	01/11/21	200,812
500,000	Barclays Bank plc	1.700	05/12/22	508,181
200,000	Barclays plc	3.250	01/12/21	201,571
850,000	Barclays plc	4.610	02/15/23	889,680
250,000	BBVA USA	3.500	06/11/21	254,530
400,000	Canadian Imperial Bank of Commerce	0.950	06/23/23	403,662
200,000	Canadian Imperial Bank of Commerce	2.606	07/22/23	207,266
500,000	CitiBank NA	2.844	05/20/22	507,667
500,000	Citigroup, Inc	2.750	04/25/22	516,685
510,000	Citigroup, Inc	2.700	10/27/22	531,641
100,000	Citigroup, Inc	2.312	11/04/22	101,951
300,000	Citigroup, Inc	3.142	01/24/23	309,508
750,000	Citigroup, Inc	2.876	07/24/23	778,201
1,250,000	Citigroup, Inc	1.678	05/15/24	1,280,437
250,000	Citizens Bank NA	3.250	02/14/22	259,089
700,000	Cooperatieve Rabobank UA	3.875	02/08/22	733,233
250,000	Cooperatieve Rabobank UA	3.950	11/09/22	265,626
250,000	Cooperatieve Rabobank UA/NY	3.125	04/26/21	254,028
250,000	Cooperatieve Rabobank UA/NY	2.750	01/10/23	262,812
500,000	Discover Bank	3.350	02/06/23	528,879
250,000	Discover Bank	4.682	08/09/28	262,085
333

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Fifth Third Bancorp	1.625%	05/05/23	$308,021
250,000	First Horizon National Corp	3.550	05/26/23	263,055
250,000	First Republic Bank	1.912	02/12/24	256,940
175,000	FNB Corp	2.200	02/24/23	176,550
350,000	HSBC Holdings plc	4.000	03/30/22	367,515
500,000	HSBC Holdings plc	3.262	03/13/23	516,992
380,000	HSBC Holdings plc	3.033	11/22/23	396,367
500,000	HSBC Holdings plc	3.950	05/18/24	535,721
250,000	Huntington National Bank	3.250	05/14/21	253,941
250,000	Huntington National Bank	3.125	04/01/22	259,597
250,000	Huntington National Bank	1.800	02/03/23	256,922
300,000	Industrial & Commercial Bank of China Ltd	2.957	11/08/22	311,429
200,000	ING Groep NV	3.150	03/29/22	207,541
140,000	JPMorgan Chase & Co	3.250	09/23/22	147,965
500,000	JPMorgan Chase & Co	3.200	01/25/23	531,201
1,450,000	JPMorgan Chase & Co	3.207	04/01/23	1,506,594
250,000	JPMorgan Chase & Co	2.776	04/25/23	258,525
1,000,000	JPMorgan Chase & Co	3.559	04/23/24	1,072,678
500,000	JPMorgan Chase & Co	1.514	06/01/24	510,816
700,000	JPMorgan Chase & Co	3.797	07/23/24	758,243
500,000	JPMorgan Chase & Co	0.653	09/16/24	500,151
250,000	KeyBank NA	3.300	02/01/22	259,831
250,000	KeyBank NA	3.375	03/07/23	266,654
250,000	KeyBank NA	1.250	03/10/23	254,601
700,000	Lloyds Bank plc	2.250	08/14/22	720,983
200,000	Lloyds Banking Group plc	2.858	03/17/23	205,590
150,000	Lloyds Banking Group plc	1.326	06/15/23	151,087
300,000	Lloyds Banking Group plc	4.050	08/16/23	325,411
300,000	Lloyds Banking Group plc	2.907	11/07/23	311,801
100,000	Mitsubishi UFJ Financial Group, Inc	3.535	07/26/21	102,550
300,000	Mitsubishi UFJ Financial Group, Inc	2.998	02/22/22	310,010
300,000	Mitsubishi UFJ Financial Group, Inc	3.218	03/07/22	311,332
700,000	Mitsubishi UFJ Financial Group, Inc	2.623	07/18/22	725,490
350,000	Mitsubishi UFJ Financial Group, Inc	3.455	03/02/23	372,597
500,000	Mitsubishi UFJ Financial Group, Inc	3.761	07/26/23	541,214
300,000	Mitsubishi UFJ Financial Group, Inc	0.848	09/15/24	300,091
300,000	Mizuho Financial Group, Inc	2.953	02/28/22	310,036
250,000	Mizuho Financial Group, Inc	2.601	09/11/22	259,554
200,000	Mizuho Financial Group, Inc	2.721	07/16/23	207,122
750,000	Mizuho Financial Group, Inc	0.849	09/08/24	747,761
250,000	MUFG Union Bank NA	3.150	04/01/22	259,464
250,000	MUFG Union Bank NA	2.100	12/09/22	258,290
250,000	National Australia Bank Ltd	3.700	11/04/21	258,883
500,000	National Australia Bank Ltd	1.875	12/13/22	516,383
500,000	National Australia Bank Ltd	3.625	06/20/23	541,204
250,000	National Bank of Canada	2.100	02/01/23	258,440
250,000	National Bank of Canada	0.900	08/15/23	250,989
750,000	PNC Bank NA	2.625	02/17/22	772,677
250,000	PNC Bank NA	2.232	07/22/22	253,560
250,000	PNC Bank NA	2.028	12/09/22	254,679
250,000	PNC Bank NA	1.743	02/24/23	254,503
500,000	PNC Bank NA	3.500	06/08/23	538,164
300,000	Royal Bank of Canada	3.200	04/30/21	305,095
500,000	Royal Bank of Canada	2.750	02/01/22	516,410
334

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Royal Bank of Canada	2.800%	04/29/22	$103,739
250,000	Royal Bank of Canada	1.950	01/17/23	258,382
200,000	Royal Bank of Canada	1.600	04/17/23	205,234
300,000	Royal Bank of Scotland Group plc	3.498	05/15/23	310,691
250,000	Royal Bank of Scotland Group plc	2.359	05/22/24	256,498
1,000,000	Royal Bank of Scotland Group plc	4.519	06/25/24	1,077,752
200,000	Santander Holdings USA, Inc	3.400	01/18/23	209,380
150,000	Santander Holdings USA, Inc	3.244	10/05/26	160,471
200,000	Santander UK Group Holdings plc	2.875	10/16/20	200,192
200,000	Santander UK plc	3.400	06/01/21	204,096
200,000	Santander UK plc	3.750	11/15/21	207,033
350,000	Santander UK plc	2.100	01/13/23	361,170
300,000	Skandinaviska Enskilda Banken AB	2.800	03/11/22	310,164
800,000	Sumitomo Mitsui Financial Group, Inc	2.784	07/12/22	831,324
200,000	Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	208,734
502,000	Sumitomo Mitsui Financial Group, Inc	3.102	01/17/23	529,968
500,000	Sumitomo Mitsui Financial Group, Inc	3.748	07/19/23	541,752
250,000	Svenska Handelsbanken AB	3.350	05/24/21	255,032
300,000	Svenska Handelsbanken AB	1.875	09/07/21	304,428
250,000	Synchrony Bank	3.650	05/24/21	253,787
250,000	Synovus Bank	2.289	02/10/23	253,013
250,000	Toronto-Dominion Bank	3.250	06/11/21	255,158
400,000	Toronto-Dominion Bank	1.900	12/01/22	412,858
500,000	Toronto-Dominion Bank	0.750	06/12/23	502,864
300,000	Toronto-Dominion Bank	0.450	09/11/23	299,425
100,000	Truist Bank	3.525	10/26/21	100,201
250,000	Truist Bank	2.800	05/17/22	259,381
200,000	Truist Bank	3.502	08/02/22	205,100
550,000	Truist Bank	1.250	03/09/23	559,856
100,000	Truist Financial Corp	3.200	09/03/21	102,448
300,000	Truist Financial Corp	2.750	04/01/22	309,909
200,000	Truist Financial Corp	3.050	06/20/22	208,605
250,000	Truist Financial Corp	2.200	03/16/23	260,073
500,000	US Bancorp	2.625	01/24/22	514,251
800,000	US Bancorp	2.950	07/15/22	835,310
500,000	US Bank NA	3.400	07/24/23	539,795
250,000	Wells Fargo Bank NA	3.625	10/22/21	257,773
350,000	Wells Fargo Bank NA	2.897	05/27/22	355,497
500,000	Wells Fargo Bank NA	2.082	09/09/22	507,080
550,000	Westpac Banking Corp	2.500	06/28/22	571,123
400,000	Westpac Banking Corp	2.000	01/13/23	414,628
	TOTAL BANKS			53,707,973

CAPITAL GOODS - 1.5%
100,000	3M Co	3.000	09/14/21	102,422
100,000	3M Co	2.750	03/01/22	103,326
500,000	3M Co	1.750	02/14/23	516,964
200,000	ABB Finance USA, Inc	3.375	04/03/23	214,008
100,000	Air Lease Corp	2.500	03/01/21	100,602
100,000	Air Lease Corp	3.500	01/15/22	102,587
350,000	Air Lease Corp	2.250	01/15/23	350,729
300,000	Air Lease Corp	3.875	07/03/23	312,484
250,000	Aircastle Ltd	5.125	03/15/21	253,651
335

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$375,000	g	Carrier Global Corp	1.923%	02/15/23	$385,815
250,000		Caterpillar Financial Services Corp	2.650	05/17/21	253,659
200,000		Caterpillar Financial Services Corp	3.150	09/07/21	205,432
150,000		Caterpillar Financial Services Corp	2.950	02/26/22	155,572
750,000		Caterpillar Financial Services Corp	1.900	09/06/22	771,143
750,000		Caterpillar Financial Services Corp	0.650	07/07/23	753,041
300,000		Caterpillar Financial Services Corp	0.450	09/14/23	299,991
200,000		CNH Industrial Capital LLC	3.875	10/15/21	205,439
100,000		CNH Industrial Capital LLC	1.950	07/02/23	101,623
200,000		CNH Industrial NV	4.500	08/15/23	217,227
250,000		Eaton Corp	2.750	11/02/22	261,986
200,000		Fortive Corp	2.350	06/15/21	202,313
460,000		General Dynamics Corp	3.375	05/15/23	494,360
550,000		General Electric Co	2.700	10/09/22	569,459
200,000		General Electric Co	3.100	01/09/23	209,868
200,000		Honeywell International, Inc	1.850	11/01/21	203,158
750,000		Honeywell International, Inc	0.483	08/19/22	751,185
100,000		Ingersoll-Rand Global Holding Co Ltd	2.900	02/21/21	100,960
100,000		John Deere Capital Corp	3.125	09/10/21	102,714
100,000		John Deere Capital Corp	3.200	01/10/22	103,585
250,000		John Deere Capital Corp	2.950	04/01/22	259,783
100,000		John Deere Capital Corp	1.950	06/13/22	102,759
250,000		John Deere Capital Corp	0.550	07/05/22	251,280
250,000		John Deere Capital Corp	2.700	01/06/23	262,681
525,000		John Deere Capital Corp	1.200	04/06/23	535,260
250,000		John Deere Capital Corp	0.700	07/05/23	252,077
250,000		L3Harris Technologies, Inc	4.950	02/15/21	251,362
250,000		Lockheed Martin Corp	3.100	01/15/23	265,083
500,000		Northrop Grumman Corp	2.550	10/15/22	520,631
200,000	g	Raytheon Technologies Corp	2.800	03/15/22	206,196
160,000	g	Raytheon Technologies Corp	2.500	12/15/22	165,986
100,000		Roper Technologies, Inc	3.000	12/15/20	100,302
500,000		Roper Technologies, Inc	0.450	08/15/22	499,910
200,000		Stanley Black & Decker, Inc	2.900	11/01/22	209,961
		TOTAL CAPITAL GOODS			12,288,574

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
100,000		Equifax, Inc	3.600	08/15/21	102,624
100,000	g	Leidos, Inc	2.950	05/15/23	105,068
200,000		RELX Capital, Inc	3.500	03/16/23	212,695
300,000		Republic Services, Inc	4.750	05/15/23	329,911
150,000		Waste Management, Inc	4.600	03/01/21	151,076
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			901,374

CONSUMER DURABLES & APPAREL - 0.0%
100,000		DR Horton, Inc	2.550	12/01/20	100,338
300,000		DR Horton, Inc	4.375	09/15/22	318,205
200,000		Ralph Lauren Corp	1.700	06/15/22	203,586
125,000		VF Corp	2.050	04/23/22	128,141
		TOTAL CONSUMER DURABLES & APPAREL			750,270

CONSUMER SERVICES - 0.3%
250,000		Marriott International, Inc	3.125	10/15/21	253,387
336

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	McDonald’s Corp	2.625%	01/15/22	$308,742
300,000	McDonald’s Corp	3.350	04/01/23	320,282
1,000,000	Sands China Ltd	4.600	08/08/23	1,066,110
100,000	Starbucks Corp	1.300	05/07/22	101,294
200,000	Starbucks Corp	3.100	03/01/23	211,833
	TOTAL CONSUMER SERVICES			2,261,648

DIVERSIFIED FINANCIALS - 4.9%
200,000	AerCap Ireland Capital DAC	5.000	10/01/21	206,137
150,000	AerCap Ireland Capital DAC	4.450	12/16/21	153,256
300,000	AerCap Ireland Capital DAC	3.950	02/01/22	303,713
250,000	AerCap Ireland Capital DAC	4.500	09/15/23	257,559
500,000	AerCap Ireland Capital DAC	3.150	02/15/24	495,793
300,000	Ally Financial, Inc	4.125	02/13/22	311,250
200,000	Ally Financial, Inc	3.050	06/05/23	207,811
300,000	Ally Financial, Inc	1.450	10/02/23	299,252
300,000	American Express Co	3.375	05/17/21	304,923
200,000	American Express Co	3.700	11/05/21	206,557
190,000	American Express Co	2.650	12/02/22	199,027
800,000	American Express Co	3.400	02/27/23	851,605
200,000	American Honda Finance Corp	3.375	12/10/21	206,856
250,000	American Honda Finance Corp	1.950	05/20/22	256,186
250,000	American Honda Finance Corp	1.994	01/10/23	258,408
200,000	American Honda Finance Corp	1.950	05/10/23	207,020
750,000	American Honda Finance Corp	0.875	07/07/23	756,116
300,000	American Honda Finance Corp	0.650	09/08/23	299,896
100,000	Ameriprise Financial, Inc	3.000	03/22/22	103,760
300,000	Ares Capital Corp	3.500	02/10/23	307,914
250,000	Australia & New Zealand Banking Group Ltd	3.300	05/17/21	254,796
300,000	Australia & New Zealand Banking Group Ltd	2.625	05/19/22	311,351
250,000	Australia & New Zealand Banking Group Ltd	2.050	11/21/22	258,700
125,000	Bank of Montreal	3.100	04/13/21	126,875
500,000	Bank of Montreal	2.900	03/26/22	518,718
500,000	Bank of Montreal	2.050	11/01/22	517,109
300,000	Bank of New York Mellon Corp	2.500	04/15/21	303,059
300,000	Bank of New York Mellon Corp	2.600	02/07/22	308,667
100,000	Bank of New York Mellon Corp	1.950	08/23/22	103,054
250,000	Bank of New York Mellon Corp	1.850	01/27/23	257,938
500,000	Bank of New York Mellon Corp	2.661	05/16/23	517,849
800,000	Berkshire Hathaway, Inc	2.750	03/15/23	842,664
200,000	BlackRock, Inc	3.375	06/01/22	209,987
330,000	Capital One Bank USA NA	3.375	02/15/23	348,740
100,000	Capital One Financial Corp	3.450	04/30/21	101,602
1,000,000	Capital One Financial Corp	2.600	05/11/23	1,046,455
100,000	Celanese US Holdings LLC	4.625	11/15/22	107,538
200,000	Charles Schwab Corp	3.250	05/21/21	203,203
350,000	Charles Schwab Corp	2.650	01/25/23	366,949
750,000	Credit Suisse AG.	2.100	11/12/21	764,121
250,000	Credit Suisse AG.	2.800	04/08/22	258,867
1,000,000	Credit Suisse AG.	1.000	05/05/23	1,010,380
250,000	Credit Suisse Group Funding Guernsey Ltd	3.450	04/16/21	254,185
200,000	Deutsche Bank AG.	3.125	01/13/21	201,039
300,000	Deutsche Bank AG.	3.150	01/22/21	301,828
337

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$650,000	Deutsche Bank AG.	4.250%	02/04/21	$656,899
150,000	Deutsche Bank AG.	5.000	02/14/22	156,908
350,000	Deutsche Bank AG.	3.300	11/16/22	361,925
250,000	Deutsche Bank AG.	3.950	02/27/23	262,574
300,000	Deutsche Bank AG.	2.222	09/18/24	301,969
200,000	Diageo Investment Corp	2.875	05/11/22	207,875
140,000	Discover Financial Services	3.850	11/21/22	149,283
500,000	GE Capital International Funding Co	2.342	11/15/20	501,119
100,000	General Motors Financial Co, Inc	2.450	11/06/20	100,160
300,000	General Motors Financial Co, Inc	4.200	03/01/21	303,671
400,000	General Motors Financial Co, Inc	3.550	04/09/21	405,476
250,000	General Motors Financial Co, Inc	4.200	11/06/21	258,129
650,000	General Motors Financial Co, Inc	3.550	07/08/22	672,201
300,000	General Motors Financial Co, Inc	3.250	01/05/23	310,029
600,000	General Motors Financial Co, Inc	5.200	03/20/23	650,865
500,000	General Motors Financial Co, Inc	1.700	08/18/23	501,875
1,000,000	Goldman Sachs Group, Inc	5.750	01/24/22	1,067,433
250,000	Goldman Sachs Group, Inc	3.000	04/26/22	253,605
1,709,000	Goldman Sachs Group, Inc	3.200	02/23/23	1,809,084
700,000	IBM Credit LLC	3.000	02/06/23	743,906
500,000	Intercontinental Exchange, Inc	0.700	06/15/23	501,198
300,000	International Lease Finance Corp	5.875	08/15/22	320,998
250,000	Jefferies Group LLC	5.125	01/20/23	272,165
750,000	Landwirtschaftliche Rentenbank	1.750	09/24/21	761,110
250,000	Moody’s Corp	2.625	01/15/23	261,345
800,000	Morgan Stanley	5.500	07/28/21	833,621
500,000	Morgan Stanley	2.750	05/19/22	518,147
1,480,000	Morgan Stanley	3.125	01/23/23	1,565,030
1,000,000	Morgan Stanley	3.737	04/24/24	1,076,096
200,000	National Rural Utilities Cooperative Finance Corp	1.750	01/21/22	203,772
200,000	National Rural Utilities Cooperative Finance Corp	2.400	04/25/22	205,960
200,000	Northern Trust Corp	2.375	08/02/22	207,503
125,000	Oesterreichische Kontrollbank AG.	2.875	09/07/21	128,042
250,000	Oesterreichische Kontrollbank AG.	2.625	01/31/22	257,844
300,000	Oesterreichische Kontrollbank AG.	1.625	09/17/22	307,879
1,300,000	Oesterreichische Kontrollbank AG.	2.875	03/13/23	1,381,423
100,000	PACCAR Financial Corp	2.850	03/01/22	103,499
100,000	PACCAR Financial Corp	2.650	05/10/22	103,632
200,000	PACCAR Financial Corp	2.000	09/26/22	206,198
300,000	PACCAR Financial Corp	0.800	06/08/23	302,100
68,000	Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	69,227
300,000	State Street Corp	2.653	05/15/23	310,585
100,000	Synchrony Financial	2.850	07/25/22	103,000
200,000	Toyota Motor Credit Corp	3.400	09/15/21	205,832
300,000	Toyota Motor Credit Corp	1.800	10/07/21	304,274
250,000	Toyota Motor Credit Corp	2.600	01/11/22	257,336
750,000	Toyota Motor Credit Corp	0.450	07/22/22	751,529
500,000	Toyota Motor Credit Corp	2.900	03/30/23	530,455
500,000	Toyota Motor Credit Corp	0.500	08/14/23	500,121
500,000	Toyota Motor Credit Corp	1.350	08/25/23	513,040
100,000	Unilever Capital Corp	3.000	03/07/22	103,816
200,000	Unilever Capital Corp	3.125	03/22/23	213,362
300,000	Unilever Capital Corp	0.375	09/14/23	300,521
1,100,000	Wells Fargo & Co	2.625	07/22/22	1,141,089
338

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Wells Fargo & Co	3.069%	01/24/23	$515,694
500,000	Wells Fargo & Co	3.450	02/13/23	529,871
900,000	Wells Fargo & Co	4.125	08/15/23	980,393
400,000	Wells Fargo & Co	1.654	06/02/24	407,466
	TOTAL DIVERSIFIED FINANCIALS			42,618,872

ENERGY - 1.6%
180,000	Baker Hughes a GE Co LLC	2.773	12/15/22	188,198
610,000	BP Capital Markets America, Inc	3.245	05/06/22	636,784
200,000	BP Capital Markets America, Inc	2.937	04/06/23	211,528
500,000	BP Capital Markets America, Inc	2.750	05/10/23	527,084
400,000	BP Capital Markets plc	3.561	11/01/21	413,781
250,000	Canadian Natural Resources Ltd	2.950	01/15/23	259,975
500,000	Chevron Corp	2.498	03/03/22	514,588
160,000	Chevron Corp	2.355	12/05/22	166,088
800,000	Chevron Corp	1.141	05/11/23	815,416
200,000	Enbridge, Inc	2.900	07/15/22	207,577
600,000	Energy Transfer Operating LP	5.200	02/01/22	621,265
300,000	Energy Transfer Operating LP	4.250	03/15/23	311,906
200,000	Energy Transfer Operating LP	4.200	09/15/23	210,745
100,000	Enterprise Products Operating LLC	2.800	02/15/21	100,899
300,000	Enterprise Products Operating LLC	3.500	02/01/22	311,637
300,000	Enterprise Products Operating LLC	3.350	03/15/23	317,473
200,000	EOG Resources, Inc	4.100	02/01/21	202,508
400,000	Equinor ASA	2.450	01/17/23	418,267
375,000	Exxon Mobil Corp	1.902	08/16/22	386,107
600,000	Exxon Mobil Corp	1.571	04/15/23	617,101
200,000	Halliburton Co	3.500	08/01/23	211,882
200,000	HollyFrontier Corp	2.625	10/01/23	200,523
450,000	Kinder Morgan Energy Partners LP	3.950	09/01/22	474,215
100,000	Kinder Morgan, Inc	3.150	01/15/23	104,966
150,000	Marathon Oil Corp	2.800	11/01/22	153,644
200,000	Marathon Petroleum Corp	5.125	03/01/21	203,474
200,000	Marathon Petroleum Corp	4.500	05/01/23	215,954
300,000	MPLX LP	3.375	03/15/23	316,090
250,000	Phillips 66	4.300	04/01/22	263,658
200,000	Phillips 66	3.700	04/06/23	214,079
200,000	Plains All American Pipeline LP	3.650	06/01/22	204,810
500,000	Sabine Pass Liquefaction LLC	5.625	04/15/23	547,653
250,000	Shell International Finance BV	1.750	09/12/21	253,501
300,000	Shell International Finance BV	2.250	01/06/23	312,143
500,000	Shell International Finance BV	0.375	09/15/23	498,049
300,000	Suncor Energy, Inc	2.800	05/15/23	314,484
300,000	Total Capital Canada Ltd	2.750	07/15/23	318,776
300,000	Total Capital International S.A.	2.875	02/17/22	310,110
200,000	TransCanada PipeLines Ltd	2.500	08/01/22	206,247
200,000	Valero Energy Corp	2.700	04/15/23	207,509
300,000	Valero Energy Corp	1.200	03/15/24	298,727
500,000	Williams Partners LP	3.600	03/15/22	517,272
	TOTAL ENERGY			13,786,693

FOOD & STAPLES RETAILING - 0.2%
300,000	Kroger Co	2.800	08/01/22	311,676
200,000	SYSCO Corp	2.600	06/12/22	206,684
339

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Walgreen Co	3.100%	09/15/22	$209,369
200,000	Walgreens Boots Alliance, Inc	3.300	11/18/21	205,098
260,000	Walmart, Inc	2.350	12/15/22	271,208
300,000	Walmart, Inc	3.400	06/26/23	323,700
	TOTAL FOOD & STAPLES RETAILING			1,527,735

FOOD, BEVERAGE & TOBACCO - 1.0%
200,000	Altria Group, Inc	4.750	05/05/21	205,026
150,000	Altria Group, Inc	3.490	02/14/22	155,874
200,000	Altria Group, Inc	2.850	08/09/22	208,101
500,000	Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	529,427
200,000	Bunge Ltd	3.500	11/24/20	200,876
500,000	Campbell Soup Co	3.650	03/15/23	535,260
300,000	Coca-Cola Co	2.500	04/01/23	316,762
100,000	ConAgra Brands, Inc	3.800	10/22/21	103,402
250,000	ConAgra Brands, Inc	3.200	01/25/23	263,277
200,000	Constellation Brands, Inc	2.650	11/07/22	207,132
100,000	Constellation Brands, Inc	3.200	02/15/23	105,726
300,000	Diageo Capital plc	2.625	04/29/23	314,700
100,000	General Mills, Inc	3.200	04/16/21	101,484
200,000	General Mills, Inc	2.600	10/12/22	208,098
200,000	JM Smucker Co	3.000	03/15/22	207,380
200,000	Keurig Dr Pepper, Inc	3.551	05/25/21	204,006
300,000	Keurig Dr Pepper, Inc	4.057	05/25/23	326,174
110,000	McCormick & Co, Inc	2.700	08/15/22	114,539
250,000	Molson Coors Brewing Co	3.500	05/01/22	259,908
750,000	Mondelez International, Inc	0.625	07/01/22	752,585
100,000	Mondelez International, Inc	2.125	04/13/23	103,787
300,000	PepsiCo, Inc	3.100	07/17/22	313,848
400,000	PepsiCo, Inc	2.750	03/01/23	423,004
750,000	PepsiCo, Inc	0.750	05/01/23	758,091
300,000	Philip Morris International, Inc	2.900	11/15/21	308,090
250,000	Philip Morris International, Inc	2.375	08/17/22	257,513
750,000	Philip Morris International, Inc	1.125	05/01/23	761,461
200,000	Philip Morris International, Inc	2.125	05/10/23	207,202
440,000	Reynolds American, Inc	4.000	06/12/22	463,746
200,000	Reynolds American, Inc	4.850	09/15/23	223,131
300,000	Tyson Foods, Inc	4.500	06/15/22	317,672
	TOTAL FOOD, BEVERAGE & TOBACCO			9,457,282

HEALTH CARE EQUIPMENT & SERVICES - 0.9%
800,000	Anthem, Inc	2.950	12/01/22	840,177
300,000	Becton Dickinson & Co	2.894	06/06/22	310,358
250,000	Cardinal Health, Inc	2.616	06/15/22	257,983
300,000	Cigna Corp	3.400	09/17/21	308,734
950,000	Cigna Corp	3.750	07/15/23	1,029,418
670,000	CVS Health Corp	3.500	07/20/22	702,699
430,000	CVS Health Corp	3.700	03/09/23	460,597
300,000	HCA, Inc	4.750	05/01/23	327,245
300,000	Humana, Inc	2.900	12/15/22	313,824
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	210,269
197,000	Medtronic, Inc	3.150	03/15/22	204,866
300,000	Medtronic, Inc	2.750	04/01/23	315,592
500,000	UnitedHealth Group, Inc	2.875	03/15/22	515,136
100,000	UnitedHealth Group, Inc	2.375	10/15/22	103,978
340

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		UnitedHealth Group, Inc	2.875%	03/15/23	$317,769
300,000		UnitedHealth Group, Inc	3.500	06/15/23	324,158
150,000		Zimmer Biomet Holdings, Inc	3.150	04/01/22	155,142
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,697,945

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
750,000		Colgate-Palmolive Co	1.950	02/01/23	775,824
300,000		Procter & Gamble Co	2.300	02/06/22	308,200
200,000		Procter & Gamble Co	2.150	08/11/22	207,075
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,291,099

INSURANCE - 0.3%
150,000		Aetna, Inc	2.750	11/15/22	156,078
500,000		Aetna, Inc	2.800	06/15/23	526,869
200,000		Allstate Corp	5.750	08/15/53	207,754
300,000		American International Group, Inc	4.875	06/01/22	321,559
200,000		Aon Corp	2.200	11/15/22	206,922
250,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	260,679
500,000		Chubb INA Holdings, Inc	2.875	11/03/22	522,974
300,000		Prudential Financial, Inc	5.875	09/15/42	315,935
500,000		Prudential Financial, Inc	5.625	06/15/43	531,025
		TOTAL INSURANCE			3,049,795

MATERIALS - 0.3%
500,000		BHP Billiton Finance USA Ltd	2.875	02/24/22	516,594
200,000		Domtar Corp	4.400	04/01/22	205,584
575,000		DuPont de Nemours, Inc	2.169	05/01/23	580,349
100,000		Eastman Chemical Co	3.500	12/01/21	103,039
200,000		Ecolab, Inc	2.375	08/10/22	207,120
500,000		LyondellBasell Industries NV	6.000	11/15/21	523,226
120,000		Mosaic Co	3.250	11/15/22	125,404
300,000		Nucor Corp	4.125	09/15/22	318,191
300,000		Nutrien Ltd	1.900	05/13/23	309,663
200,000		Praxair, Inc	2.200	08/15/22	205,916
15,000		Sherwin-Williams Co	2.750	06/01/22	15,526
		TOTAL MATERIALS			3,110,612

MEDIA & ENTERTAINMENT - 0.5%
250,000	g	Blackstone	3.650	07/14/23	251,923
690,000		Charter Communications Operating LLC	4.464	07/23/22	730,483
200,000		DH Europe Finance II Sarl	2.050	11/15/22	206,259
158,000		Discovery Communications LLC	2.950	03/20/23	166,439
100,000		Fox Corp	3.666	01/25/22	104,233
100,000		Interpublic Group of Cos, Inc	3.500	10/01/20	100,000
100,000		Interpublic Group of Cos, Inc	3.750	10/01/21	103,156
300,000		Omnicom Group, Inc	3.625	05/01/22	314,176
250,000		Time Warner Cable LLC	4.000	09/01/21	255,356
200,000		Time Warner Entertainment Co LP	8.375	03/15/23	235,025
175,000	g	Upjohn, Inc	1.125	06/22/22	176,333
300,000		ViacomCBS, Inc	4.250	09/01/23	326,792
300,000		Walt Disney Co	2.550	02/15/22	308,754
500,000		Walt Disney Co	3.000	09/15/22	524,789
200,000		WPP Finance 2010	3.625	09/07/22	209,891
		TOTAL MEDIA & ENTERTAINMENT			4,013,609
341

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
$400,000		AbbVie, Inc	3.375%	11/14/21	$413,046
750,000	g	AbbVie, Inc	2.150	11/19/21	763,996
300,000	g	AbbVie, Inc	3.450	03/15/22	310,795
300,000	g	AbbVie, Inc	3.250	10/01/22	313,685
750,000	g	AbbVie, Inc	2.300	11/21/22	776,092
500,000		AbbVie, Inc	2.850	05/14/23	525,939
300,000		Agilent Technologies, Inc	3.875	07/15/23	324,822
414,286		Amgen, Inc	3.875	11/15/21	426,300
300,000		Amgen, Inc	2.650	05/11/22	310,146
200,000		AstraZeneca plc	2.375	06/12/22	206,261
150,000		Biogen, Inc	3.625	09/15/22	159,141
500,000		Bristol-Myers Squibb Co	2.600	05/16/22	518,693
850,000		Bristol-Myers Squibb Co	3.250	02/20/23	904,003
300,000		Gilead Sciences, Inc	4.400	12/01/21	311,108
200,000		Gilead Sciences, Inc	1.950	03/01/22	204,383
300,000		Gilead Sciences, Inc	2.500	09/01/23	315,605
275,000		Gilead Sciences, Inc	0.750	09/29/23	275,560
500,000		GlaxoSmithKline Capital plc	2.875	06/01/22	519,538
375,000		GlaxoSmithKline Capital plc	0.534	10/01/23	375,277
500,000		GlaxoSmithKline Capital, Inc	3.375	05/15/23	538,290
28,000		Johnson & Johnson	2.050	03/01/23	29,089
250,000		Merck & Co, Inc	2.400	09/15/22	259,313
500,000		Merck & Co, Inc	2.800	05/18/23	533,077
20,000		Mylan NV	3.750	12/15/20	20,088
300,000		Mylan NV	3.150	06/15/21	304,830
300,000		Novartis Capital Corp	2.400	09/21/22	312,766
100,000		Pfizer, Inc	3.000	09/15/21	102,626
500,000		Pfizer, Inc	2.800	03/11/22	517,523
500,000	g	Royalty Pharma plc	0.750	09/02/23	498,635
500,000		Takeda Pharmaceutical Co Ltd	4.000	11/26/21	518,474
300,000		Thermo Fisher Scientific, Inc	3.000	04/15/23	317,290
100,000		Zoetis, Inc	3.250	08/20/21	102,456
200,000		Zoetis, Inc	3.250	02/01/23	211,013
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			12,219,860

REAL ESTATE - 0.4%
500,000		American Tower Corp	4.700	03/15/22	529,871
300,000		American Tower Corp	3.500	01/31/23	318,854
100,000		AvalonBay Communities, Inc	2.950	09/15/22	103,975
200,000		Boston Properties LP	4.125	05/15/21	202,617
300,000		Crown Castle International Corp	5.250	01/15/23	329,629
300,000		Crown Castle International Corp	3.150	07/15/23	318,857
100,000		Kimco Realty Corp	3.400	11/01/22	105,256
200,000		Omega Healthcare Investors, Inc	4.375	08/01/23	214,434
200,000		Simon Property Group LP	2.625	06/15/22	205,304
500,000		Simon Property Group LP	2.750	06/01/23	523,177
200,000		SL Green Operating Partnership LP	3.250	10/15/22	204,071
300,000		Ventas Realty LP	3.125	06/15/23	313,875
		TOTAL REAL ESTATE			3,369,920

RETAILING - 0.6%
200,000		Alibaba Group Holding Ltd	3.125	11/28/21	205,244
200,000		Amazon.com, Inc	3.300	12/05/21	206,243
342

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$150,000		Amazon.com, Inc	2.500%	11/29/22	$156,373
200,000		Amazon.com, Inc	2.400	02/22/23	209,670
500,000		Amazon.com, Inc	0.400	06/03/23	502,273
300,000		AutoZone, Inc	3.125	07/15/23	318,914
300,000		Chevron USA, Inc	0.333	08/12/22	299,982
400,000		Chevron USA, Inc	0.426	08/11/23	400,387
200,000		Dollar General Corp	3.250	04/15/23	212,217
200,000		Dollar Tree, Inc	3.700	05/15/23	215,063
200,000		eBay, Inc	3.800	03/09/22	209,154
306,000		eBay, Inc	2.750	01/30/23	320,881
200,000	g	Expedia Group, Inc	3.600	12/15/23	204,326
500,000		Home Depot, Inc	3.250	03/01/22	520,806
400,000		Lowe’s Cos, Inc	3.750	04/15/21	404,046
200,000		O’Reilly Automotive, Inc	3.800	09/01/22	210,737
250,000		Target Corp	2.900	01/15/22	258,648
		TOTAL RETAILING			4,854,964

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
500,000		Broadcom, Inc	2.250	11/15/23	519,782
200,000		Intel Corp	3.100	07/29/22	210,211
300,000		Intel Corp	2.700	12/15/22	315,810
200,000		Microchip Technology, Inc	4.333	06/01/23	215,406
200,000		Micron Technology, Inc	2.497	04/24/23	207,677
200,000		Texas Instruments, Inc	1.850	05/15/22	204,934
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,673,820

SOFTWARE & SERVICES - 1.0%
100,000		Adobe, Inc	1.700	02/01/23	103,108
200,000		Baidu, Inc	3.500	11/28/22	209,604
150,000		DXC Technology Co	4.000	04/15/23	157,946
200,000		Fiserv, Inc	3.500	10/01/22	210,887
300,000		Global Payments, Inc	4.000	06/01/23	325,467
840,000		International Business Machines Corp	2.850	05/13/22	874,509
500,000		Intuit, Inc	0.650	07/15/23	502,620
360,000		Microsoft Corp	2.650	11/03/22	376,510
1,000,000		Microsoft Corp	2.375	05/01/23	1,049,120
400,000		Oracle Corp	1.900	09/15/21	405,693
1,130,000		Oracle Corp	2.500	05/15/22	1,165,331
120,000		Oracle Corp	2.500	10/15/22	125,092
475,000		Oracle Corp	2.625	02/15/23	496,115
175,000		PayPal Holdings, Inc	2.200	09/26/22	180,910
500,000		PayPal Holdings, Inc	1.350	06/01/23	510,684
300,000		salesforce.com, Inc	3.250	04/11/23	321,616
180,000		Visa, Inc	2.150	09/15/22	186,323
300,000		Visa, Inc	2.800	12/14/22	315,268
190,000		VMware, Inc	2.950	08/21/22	197,804
		TOTAL SOFTWARE & SERVICES			7,714,607

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
700,000		Apple, Inc	2.150	02/09/22	717,634
375,000		Apple, Inc	1.700	09/11/22	385,127
500,000		Apple, Inc	2.100	09/12/22	516,636
500,000		Apple, Inc	2.400	05/03/23	526,132
1,000,000		Apple, Inc	0.750	05/11/23	1,008,624
343

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		Cisco Systems, Inc	1.850%	09/20/21	$253,450
600,000		Cisco Systems, Inc	3.000	06/15/22	628,349
162,000	g	Dell International LLC	4.420	06/15/21	165,827
600,000	g	Dell International LLC	5.450	06/15/23	657,804
100,000		Hewlett Packard Enterprise Co	3.500	10/05/21	102,844
300,000		Hewlett Packard Enterprise Co	2.250	04/01/23	309,603
200,000		Hewlett Packard Enterprise Co	4.450	10/02/23	219,922
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			5,491,952

TELECOMMUNICATION SERVICES - 0.1%
200,000		America Movil SAB de C.V.	3.125	07/16/22	208,314
100,000		AT&T, Inc	2.625	12/01/22	104,158
500,000		Verizon Communications, Inc	5.150	09/15/23	565,374
300,000		Vodafone Group plc	2.950	02/19/23	315,355
		TOTAL TELECOMMUNICATION SERVICES			1,193,201

TRANSPORTATION - 0.5%
100,000		Boeing Co	2.300	08/01/21	101,314
200,000		Boeing Co	2.700	05/01/22	203,937
800,000		Boeing Co	4.508	05/01/23	842,199
400,000		Burlington Northern Santa Fe LLC	3.050	09/01/22	417,864
100,000		FedEx Corp	3.400	01/14/22	103,654
150,000		Norfolk Southern Corp	3.000	04/01/22	155,143
200,000		Ryder System, Inc	3.500	06/01/21	204,092
200,000		Ryder System, Inc	2.875	06/01/22	207,219
300,000		Ryder System, Inc	3.750	06/09/23	322,445
450,000		Southwest Airlines Co	4.750	05/04/23	480,537
200,000		Union Pacific Corp	2.950	03/01/22	207,343
200,000		Union Pacific Corp	3.500	06/08/23	215,570
250,000		United Parcel Service, Inc	2.450	10/01/22	261,085
300,000		United Parcel Service, Inc	2.500	04/01/23	314,824
		TOTAL TRANSPORTATION			4,037,226

UTILITIES - 1.3%
200,000		Alabama Power Co	2.450	03/30/22	205,523
200,000		Baltimore Gas & Electric Co	3.350	07/01/23	213,423
350,000		Berkshire Hathaway Energy Co	2.800	01/15/23	368,158
100,000		CenterPoint Energy, Inc	3.600	11/01/21	103,252
250,000		CenterPoint Energy, Inc	2.500	09/01/22	258,344
200,000		Dominion Energy, Inc	2.750	01/15/22	205,081
125,000		Dominion Energy, Inc (Step Bond)	2.715	08/15/21	127,287
200,000		DTE Energy Co	2.600	06/15/22	206,559
750,000	h	DTE Energy Co	0.550	11/01/22	749,740
125,000		DTE Energy Co	2.250	11/01/22	129,226
100,000		Duke Energy Carolinas LLC	3.350	05/15/22	104,854
350,000		Duke Energy Carolinas LLC	3.050	03/15/23	371,593
200,000		Duke Energy Corp	1.800	09/01/21	202,418
300,000		Duke Energy Corp	2.400	08/15/22	310,075
200,000		Edison International	2.400	09/15/22	203,864
100,000		Edison International	3.125	11/15/22	103,134
200,000		Emera US Finance LP	2.700	06/15/21	202,755
120,000		Entergy Corp	4.000	07/15/22	126,564
100,000		Eversource Energy	2.500	03/15/21	100,819
160,000		Eversource Energy	2.750	03/15/22	165,045
500,000		Exelon Corp	3.497	06/01/22	522,969
344

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	FirstEnergy Corp	4.250%	03/15/23	$530,850
100,000	Georgia Power Co	2.100	07/30/23	104,383
200,000	NextEra Energy Capital Holdings, Inc	2.403	09/01/21	203,800
500,000	NextEra Energy Capital Holdings, Inc	2.900	04/01/22	517,695
200,000	Ohio Power Co	5.375	10/01/21	209,694
120,000	Oncor Electric Delivery Co LLC	7.000	09/01/22	134,957
250,000	ONEOK Partners LP	3.375	10/01/22	259,704
750,000	Pacific Gas and Electric Co	1.750	06/16/22	750,725
200,000	Pacific Gas and Electric Co	4.250	08/01/23	213,014
100,000	PPL Capital Funding, Inc	3.500	12/01/22	105,432
500,000	PSEG Power LLC	3.850	06/01/23	537,915
200,000	Public Service Enterprise Group, Inc	2.000	11/15/21	202,936
100,000	Public Service Enterprise Group, Inc	2.650	11/15/22	104,272
200,000	Puget Energy, Inc	5.625	07/15/22	214,456
110,000	Sempra Energy	2.875	10/01/22	114,131
300,000	Southern Co	2.350	07/01/21	303,945
300,000	Southern Co	2.950	07/01/23	318,781
200,000	Virginia Electric & Power Co	2.750	03/15/23	209,514
100,000	WEC Energy Group, Inc	3.375	06/15/21	102,145
300,000	WEC Energy Group, Inc	3.100	03/08/22	311,585
500,000	WEC Energy Group, Inc	0.550	09/15/23	501,275
200,000	Williams Cos, Inc	3.700	01/15/23	211,356
100,000	Wisconsin Public Service Corp	3.350	11/21/21	103,413
140,000	Xcel Energy, Inc	2.600	03/15/22	143,942
350,000	Xcel Energy, Inc	0.500	10/15/23	349,620
	TOTAL UTILITIES			11,740,223

	TOTAL CORPORATE BONDS			208,237,390
	(Cost $204,331,239)

GOVERNMENT BONDS - 75.1%

AGENCY SECURITIES - 3.4%
1,500,000	Federal Farm Credit Bank (FFCB)	0.250	05/06/22	1,502,219
2,801,000	FFCB	0.470	01/22/24	2,801,154
3,000,000	Federal Home Loan Bank (FHLB)	3.000	10/12/21	3,088,748
1,600,000	FHLB	1.625	11/19/21	1,626,545
1,500,000	FHLB	1.625	12/20/21	1,527,362
1,000,000	FHLB	0.250	06/03/22	1,002,115
350,000	FHLB	0.125	08/12/22	349,765
1,600,000	FHLB	1.375	02/17/23	1,644,738
2,500,000	Federal Home Loan Mortgage Corp (FHLMC)	2.375	01/13/22	2,571,739
1,000,000	FHLMC	0.125	07/25/22	999,492
2,500,000	FHLMC	0.375	04/20/23	2,513,045
500,000	FHLMC	0.375	05/05/23	502,111
1,000,000	FHLMC	0.250	06/26/23	1,000,826
1,500,000	Federal National Mortgage Association (FNMA)	2.625	01/11/22	1,547,683
1,000,000	FNMA	2.000	10/05/22	1,037,207
4,500,000	FNMA	0.250	05/22/23	4,502,912
	TOTAL AGENCY SECURITIES			28,217,661

FOREIGN GOVERNMENT BONDS - 7.1%
150,000	African Development Bank	2.625	03/22/21	151,651
500,000	African Development Bank	2.375	09/23/21	510,404
600,000	African Development Bank	1.625	09/16/22	616,021
345

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$850,000	African Development Bank	0.750%	04/03/23	$860,359
400,000	Asian Development Bank	0.625	04/07/22	402,364
2,500,000	Asian Development Bank	1.875	07/19/22	2,573,203
1,250,000	Asian Development Bank	1.625	01/24/23	1,289,538
1,750,000	Asian Development Bank	0.250	07/14/23	1,750,671
500,000	Asian Development Bank	0.250	10/06/23	499,142
750,000	Asian Infrastructure Investment Bank	0.250	09/29/23	748,256
1,000,000	Canada Government International Bond	2.625	01/25/22	1,032,290
300,000	Chile Government International Bond	2.250	10/30/22	309,375
250,000	Colombia Government International Bond	2.625	03/15/23	255,938
550,000	Corp Andina de Fomento	3.250	02/11/22	567,270
500,000	Corp Andina de Fomento	2.375	05/12/23	518,520
500,000	Council of Europe Development Bank	0.250	06/10/23	499,509
300,000	European Bank for Reconstruction & Development	2.750	04/26/21	303,853
500,000	European Bank for Reconstruction & Development	2.750	03/07/23	530,062
1,000,000	European Bank for Reconstruction & Development	0.250	07/10/23	1,000,321
500,000	European Investment Bank	2.625	05/20/22	519,659
2,750,000	European Investment Bank	1.375	09/06/22	2,810,687
2,707,000	European Investment Bank	1.375	05/15/23	2,787,698
560,000	European Investment Bank	0.250	09/15/23	559,739
500,000	Export Development Canada	2.000	05/17/22	514,139
1,800,000	Export Development Canada	1.375	02/24/23	1,847,764
250,000	Export-Import Bank of Korea	2.500	11/01/20	250,321
250,000	Export-Import Bank of Korea	3.500	11/27/21	258,369
500,000	Export-Import Bank of Korea	2.750	01/25/22	513,927
500,000	FMS Wertmanagement AoeR	2.750	03/06/23	530,023
500,000	Hashemite Kingdom of Jordan Government AID International Bond	2.578	06/30/22	520,597
250,000	Hungary Government International Bond	5.750	11/22/23	286,499
300,000	Indonesia Government International Bond	2.950	01/11/23	312,074
1,000,000	Inter-American Development Bank	1.750	04/14/22	1,023,120
1,100,000	Inter-American Development Bank	2.500	01/18/23	1,156,381
1,000,000	Inter-American Development Bank	0.500	05/24/23	1,006,320
1,000,000	Inter-American Development Bank	0.250	11/15/23	998,262
750,000	International Bank for Reconstruction & Development	1.375	05/24/21	755,397
500,000	International Bank for Reconstruction & Development	2.000	01/26/22	511,689
2,000,000	International Bank for Reconstruction & Development	1.625	02/10/22	2,037,669
1,250,000	International Bank for Reconstruction & Development	2.125	07/01/22	1,291,244
1,000,000	International Bank for Reconstruction & Development	1.875	06/19/23	1,043,556
400,000	International Finance Corp	0.500	03/20/23	402,016
250,000	Israel Government International Bond	4.000	06/30/22	265,201
500,000	Israel Government International Bond	3.150	06/30/23	535,441
200,000	Japan Bank for International Cooperation	1.625	10/17/22	205,016
450,000	Japan Bank for International Cooperation	1.750	01/23/23	463,897
800,000	Japan Bank for International Cooperation	0.625	05/22/23	804,736
500,000	Japan Bank for International Cooperation	3.250	07/20/23	539,684
300,000	Japan Bank for International Cooperation	0.375	09/15/23	299,501
350,000	Korea Development Bank	3.000	03/19/22	361,695
300,000	Korea Development Bank	3.375	03/12/23	319,431
100,000	Kreditanstalt fuer Wiederaufbau	1.875	12/15/20	100,348
500,000	Kreditanstalt fuer Wiederaufbau	2.500	02/15/22	515,651
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	03/07/22	1,027,413
2,000,000	Kreditanstalt fuer Wiederaufbau	1.750	08/22/22	2,057,696
5,100,000	Kreditanstalt fuer Wiederaufbau	1.625	02/15/23	5,265,957
346

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Kreditanstalt fuer Wiederaufbau	0.250%	10/19/23	$499,350
400,000	Mexico Government International Bond	3.625	03/15/22	416,000
500,000	Nordic Investment Bank	2.250	09/30/21	510,014
500,000	Nordic Investment Bank	1.375	10/17/22	511,570
250,000	Nordic Investment Bank	0.375	05/19/23	250,700
500,000	Poland Government International Bond	5.000	03/23/22	534,156
400,000	Poland Government International Bond	3.000	03/17/23	423,902
400,000	Province of Alberta Canada	2.200	07/26/22	413,164
300,000	Province of British Columbia Canada	2.000	10/23/22	310,457
400,000	Province of Manitoba Canada	2.125	05/04/22	411,073
300,000	Province of Ontario Canada	2.550	04/25/22	310,281
1,000,000	Province of Ontario Canada	2.250	05/18/22	1,030,483
1,055,000	Province of Ontario Canada	1.750	01/24/23	1,088,030
300,000	Province of Quebec Canada	2.375	01/31/22	308,152
900,000	Province of Quebec Canada	2.625	02/13/23	947,620
1,000,000	Republic of Italy Government International Bond	6.875	09/27/23	1,166,379
120,000	Svensk Exportkredit AB	2.375	04/09/21	121,281
500,000	Svensk Exportkredit AB	1.625	09/12/21	506,506
100,000	Svensk Exportkredit AB	3.125	11/08/21	103,134
660,000	Svensk Exportkredit AB	1.625	11/14/22	677,898
300,000	Svensk Exportkredit AB	2.875	03/14/23	318,501
1,000,000	Svensk Exportkredit AB	0.750	04/06/23	1,009,337
	TOTAL FOREIGN GOVERNMENT BONDS			60,985,552

MORTGAGE BACKED - 0.3%
1,500,000	Federal Home Loan Mortgage Corp (FHLMC)	0.250	08/24/23	1,500,130
650,000	FHLMC	0.250	09/08/23	650,407
750,000	Federal National Mortgage Association (FNMA)	0.250	07/10/23	749,762
	TOTAL MORTGAGE BACKED			2,900,299

MUNICIPAL BONDS - 0.0%
280,000	Port Authority of New York & New Jersey	1.086	07/01/23	284,012
	TOTAL MUNICIPAL BONDS			284,012

U.S. TREASURY SECURITIES - 64.3%
7,000,000	United States Treasury Note	1.500	09/30/21	7,093,516
9,000,000	United States Treasury Note	2.875	10/15/21	9,254,531
12,000,000	United States Treasury Note	1.500	10/31/21	12,175,313
17,750,000	United States Treasury Note	2.875	11/15/21	18,289,434
25,200,000	United States Treasury Note	1.500	11/30/21	25,591,781
14,250,000	United States Treasury Note	2.625	12/15/21	14,674,160
20,850,000	United States Treasury Note	1.625	12/31/21	21,231,164
20,900,000	United States Treasury Note	2.500	01/15/22	21,534,348
2,150,000	United States Treasury Note	1.375	01/31/22	2,185,105
3,000,000	United States Treasury Note	2.500	02/15/22	3,097,031
10,000,000	United States Treasury Note	2.375	03/15/22	10,325,000
4,750,000	United States Treasury Note	0.375	03/31/22	4,765,957
12,000,000	United States Treasury Note	2.250	04/15/22	12,387,656
24,000,000	United States Treasury Note	0.125	04/30/22	23,997,187
18,000,000	United States Treasury Note	2.125	05/15/22	18,577,266
2,500,000	United States Treasury Note	0.125	05/31/22	2,499,414
14,000,000	United States Treasury Note	1.750	06/15/22	14,382,812
18,500,000	United States Treasury Note	0.125	06/30/22	18,495,664
20,000,000	United States Treasury Note	1.750	07/15/22	20,573,438
7,800,000	United States Treasury Note	0.125	07/31/22	7,798,477
347

TIAA-CREF FUNDS – Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$13,000,000		United States Treasury Note	1.500%	08/15/22	$13,331,094
28,500,000		United States Treasury Note	0.125	08/31/22	28,492,207
10,000,000		United States Treasury Note	1.500	09/15/22	10,266,016
15,000,000		United States Treasury Note	0.125	09/30/22	14,998,242
17,400,000		United States Treasury Note	1.375	10/15/22	17,837,039
20,000,000		United States Treasury Note	1.625	11/15/22	20,625,781
23,000,000		United States Treasury Note	1.625	12/15/22	23,751,992
22,000,000		United States Treasury Note	1.500	01/15/23	22,678,906
12,000,000		United States Treasury Note	1.375	02/15/23	12,347,813
1,000,000		United States Treasury Note	2.625	02/28/23	1,059,727
21,500,000		United States Treasury Note	0.250	04/15/23	21,553,750
21,500,000		United States Treasury Note	0.125	05/15/23	21,484,883
18,000,000		United States Treasury Note	0.250	06/15/23	18,045,000
17,600,000		United States Treasury Note	0.125	07/15/23	17,583,500
16,500,000		United States Treasury Note	0.125	08/15/23	16,483,242
6,000,000		United States Treasury Note	0.125	09/15/23	5,994,375
5,000,000		United States Treasury Note	0.250	08/31/25	4,994,922
5,000,000		United States Treasury Note	0.250	09/30/25	4,993,359
		TOTAL U.S. TREASURY SECURITIES			545,451,102

		TOTAL GOVERNMENT BONDS			637,838,626
		(Cost $627,924,313)

		TOTAL BONDS			846,076,016
		(Cost $832,255,572)

SHORT-TERM INVESTMENTS - 0.8%

REPURCHASE AGREEMENT - 0.8%
7,210,000	r	Fixed Income Clearing Corp (FICC)	0.070	10/01/20	7,210,000
		TOTAL REPURCHASE AGREEMENT			7,210,000

		TOTAL SHORT-TERM INVESTMENTS			7,210,000
		(Cost $7,210,000)
		TOTAL INVESTMENTS - 100.4%			853,286,016
		(Cost $839,465,572)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(3,797,960)
		NET ASSETS - 100.0%			$849,488,056

‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2020, the aggregate value of these securities is $4,982,481 or 0.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 9/30/20 to be repurchased at $7,210,000 on 10/01/20, collateralized by U.S. Treasury Notes valued at $7,354,275.
348

TIAA-CREF FUNDS – Money Market Fund

TIAA-CREF FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2020

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 100.1%

GOVERNMENT AGENCY DEBT - 16.2%
$11,250,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	11/02/20	$11,247,800
15,000,000	FAMC	0.010	12/15/20	14,989,063
12,894,000	Federal Home Loan Bank (FHLB)	0.010	10/07/20	12,893,785
3,033,000	FHLB	0.010	10/14/20	3,032,901
50,000,000	FHLB	0.010	10/16/20	49,997,469
27,400,000	FHLB	0.010	10/23/20	27,398,242
25,000,000	FHLB	0.010	10/26/20	24,997,222
6,232,000	FHLB	0.010	11/03/20	6,231,514
29,490,000	FHLB	0.010	11/04/20	29,487,493
986,000	FHLB	0.010	11/13/20	985,876
600,000	FHLB	0.010	11/19/20	599,931
10,000,000	FHLB	0.095	12/01/20	9,999,726
700,000	FHLB	0.010	12/04/20	699,888
10,000,000	FHLB	0.010	12/09/20	9,997,796
4,150,000	FHLB	0.010	12/16/20	4,149,220
24,678,000	FHLB	0.010	12/18/20	24,668,699
2,139,000	FHLB	0.010	12/23/20	2,138,142
44,001,000	FHLB	0.010	12/28/20	43,991,320
1,000,000	FHLB	0.010	01/06/21	999,731
10,000,000	FHLB	0.010	01/20/21	9,996,069
20,172,000	FHLB	0.010	02/05/21	20,164,172
16,000,000	FHLB	0.010	03/17/21	15,991,836
	TOTAL GOVERNMENT AGENCY DEBT			324,657,895

TREASURY DEBT - 52.1%
52,043,000	United States Cash Management Bill	0.010	10/13/20	52,040,902
50,227,000	United States Cash Management Bill	0.010	10/27/20	50,223,683
68,079,000	United States Cash Management Bill	0.010	11/03/20	68,073,188
24,757,000	United States Cash Management Bill	0.010	11/10/20	24,754,491
34,449,000	United States Cash Management Bill	0.010	11/17/20	34,443,684
21,660,000	United States Cash Management Bill	0.010	11/24/20	21,656,572
45,842,000	United States Cash Management Bill	0.010	12/01/20	45,832,161
38,527,000	United States Cash Management Bill	0.010	12/08/20	38,519,708
53,918,000	United States Cash Management Bill	0.010	12/15/20	53,906,287
42,865,000	United States Cash Management Bill	0.010	12/22/20	42,854,454
37,454,000	United States Cash Management Bill	0.010	12/29/20	37,442,764
32,390,000	United States Cash Management Bill	0.010	01/05/21	32,381,800
15,000,000	United States Cash Management Bill	0.010	01/12/21	14,995,815
23,500,000	United States Cash Management Bill	0.010	02/23/21	23,490,933
10,856,000	United States Treasury Bill	0.010	10/01/20	10,856,000
20,890,000	United States Treasury Bill	0.010	10/06/20	20,889,587
23,684,000	United States Treasury Bill	0.010	10/08/20	23,683,353
42,867,000	United States Treasury Bill	0.010	10/15/20	42,864,615
22,185,000	United States Treasury Bill	0.010	10/20/20	22,183,525
22,780,000	United States Treasury Bill	0.010	10/22/20	22,778,498
30,019,000	United States Treasury Bill	0.000-0.010	10/29/20	30,015,684
349

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$8,096,000		United States Treasury Bill		0.010%	11/12/20	$8,095,068
55,000,000		United States Treasury Bill		0.010	11/19/20	54,992,514
14,683,000		United States Treasury Bill		0.010	11/27/20	14,680,736
87,776,000		United States Treasury Bill		0.010	12/03/20	87,760,528
35,949,000		United States Treasury Bill		0.010	12/10/20	35,941,731
33,325,000		United States Treasury Bill		0.010	12/17/20	33,317,782
13,000,000		United States Treasury Bill		0.010	12/24/20	12,996,710
29,739,000		United States Treasury Bill		0.010	12/31/20	29,731,538
7,000,000		United States Treasury Bill		0.010	01/07/21	6,997,704
17,080,000		United States Treasury Bill		0.010	01/14/21	17,075,422
5,000,000		United States Treasury Bill		0.010	03/18/21	4,997,608
20,000,000		United States Treasury Bill		0.010	03/25/21	19,989,014
		TOTAL TREASURY DEBT				1,040,464,059

VARIABLE RATE SECURITIES - 31.8%
10,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	LIBOR 1 M + 0.060%	0.215	10/01/20	10,000,000
5,000,000	i	FAMC	SOFR + 0.070%	0.140	10/02/20	5,000,000
25,000,000	i	FAMC	SOFR + 0.060%	0.130	11/09/20	25,000,000
3,000,000	i	FAMC	SOFR + 0.080%	0.150	12/21/20	3,000,000
20,000,000	i	FAMC	LIBOR 1 M + 0.030%	0.186	12/21/20	20,000,000
8,250,000	i	FAMC	LIBOR 1 M + 0.120%	0.276	02/03/21	8,251,545
15,000,000	i	FAMC	SOFR + 0.070%	0.140	02/08/21	15,000,000
25,000,000	i	FAMC	SOFR + 0.280%	0.350	03/23/21	25,000,000
22,500,000	i	Federal Farm Credit Bank (FFCB)	US Treasury Bill 3 M + 0.110%	0.210	12/28/20	22,497,807
8,000,000	i	FFCB	SOFR + 0.080%	0.150	01/14/21	8,000,000
5,000,000	i	FFCB	US Treasury Bill 3 M + 0.160%	0.260	01/19/21	4,999,851
25,000,000	i	FFCB	SOFR + 0.290%	0.360	04/23/21	25,000,000
11,000,000	i	FFCB	SOFR + 0.040%	0.110	08/04/21	11,000,000
10,000,000	i	FFCB	SOFR + 0.055%	0.125	10/15/21	10,000,000
10,000,000	i	FFCB	SOFR + 0.070%	0.140	02/17/22	10,000,000
5,000,000	i	FFCB	SOFR + 0.190%	0.260	07/14/22	5,000,000
7,500,000	i	FFCB	SOFR + 0.070%	0.140	08/11/22	7,500,000
15,000,000	i	Federal Home Loan Bank (FHLB)	SOFR + 0.080%	0.150	10/02/20	15,000,000
5,000,000	i	FHLB	SOFR + 0.120%	0.190	10/07/20	5,000,000
13,000,000	i	FHLB	SOFR + 0.130%	0.200	10/16/20	13,000,000
10,000,000	i	FHLB	SOFR + 0.005%	0.075	11/12/20	10,000,000
6,000,000	i	FHLB	SOFR + 0.090%	0.160	12/04/20	6,000,000
20,000,000	i	FHLB	SOFR + 0.120%	0.190	12/11/20	20,000,000
20,000,000	i	FHLB	SOFR + 0.240%	0.310	12/24/20	20,000,000
14,000,000	i	FHLB	SOFR + 0.030%	0.100	01/11/21	14,000,000
25,000,000	i	FHLB	LIBOR 1 M + 0.070%	0.221	01/11/21	25,000,000
8,000,000	i	FHLB	SOFR + 0.050%	0.120	01/22/21	8,000,000
14,000,000	i	FHLB	SOFR + 0.040%	0.110	02/26/21	14,000,000
20,000,000	i	FHLB	SOFR + 0.280%	0.350	03/25/21	20,000,000
47,500,000	i	FHLB	SOFR + 0.230%	0.300	04/13/21	47,500,000
11,000,000	i	FHLB	SOFR + 0.070%	0.140	04/21/21	11,000,000
9,500,000	i	FHLB	SOFR + 0.055%	0.125	05/14/21	9,500,000
25,000,000	i	FHLB	SOFR + 0.100%	0.170	07/09/21	25,000,000
25,000,000	i	FHLB	SOFR + 0.120%	0.190	10/13/21	25,000,000
9,000,000	i	FHLB	SOFR + 0.065%	0.135	12/21/21	9,000,000
15,000,000	i	FHLB	SOFR + 0.080%	0.150	02/22/22	15,000,000
350

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$6,000,000	i	FHLB	SOFR + 0.090%	0.160%	05/26/22	$6,000,000
5,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	SOFR + 0.030%	0.100	02/24/21	5,000,000
10,000,000	i	FHLMC	SOFR + 0.240%	0.310	07/23/21	10,000,000
10,000,000	i	FHLMC	SOFR + 0.095%	0.165	08/19/22	10,000,000
4,500,000	i	Federal National Mortgage Association (FNMA)	SOFR + 0.075%	0.145	10/30/20	4,500,000
15,000,000	i	FNMA	SOFR + 0.050%	0.120	03/04/21	15,000,000
15,000,000	i	FNMA	SOFR + 0.190%	0.260	04/05/21	15,000,000
20,000,000	i	FNMA	SOFR + 0.280%	0.350	04/26/21	20,000,000
10,000,000	i	FNMA	SOFR + 0.320%	0.390	10/22/21	10,000,000
12,000,000	i	United States Treasury Note	US Treasury Bill 3 M + 0.045%	0.145	10/31/20	11,999,493
		TOTAL VARIABLE RATE SECURITIES				634,748,696

		TOTAL SHORT-TERM INVESTMENTS				1,999,870,650
		(Cost $1,999,870,650)

		TOTAL INVESTMENTS- 100.1%				1,999,870,650
		(Cost $1,999,870,650)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%				(1,077,127)
		NET ASSETS - 100.0%				$1,998,793,523

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

351

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated:	November 17, 2020	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated:	November 17, 2020	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated:	November 17, 2020	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)